UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Series Global ex U.S. Index Fund Fidelity® Series Global ex U.S. Index Fund : FSGEX

This semi-annual shareholder report contains information about Fidelity® Series Global ex U.S. Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Global ex U.S. Index Fund	$ 1	0.01%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$50,788,597,689
Number of Holdings	2,092
Portfolio Turnover	12%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.6
Industrials	14.2
Information Technology	12.2
Consumer Discretionary	10.8
Health Care	8.5
Consumer Staples	7.4
Communication Services	6.3
Materials	6.0
Energy	4.3
Utilities	2.9
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 14.0
China - 8.8
Canada - 7.7
United Kingdom - 7.3
United States - 7.2
Germany - 6.6
France - 6.1
India - 5.5
Taiwan - 4.8
Others - 32.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	2.6
Tencent Holdings Ltd	1.5
SAP SE	1.1
Nestle SA	1.0
Alibaba Group Holding Ltd	1.0
ASML Holding NV	0.9
Roche Holding AG	0.9
Novartis AG	0.8
Astrazeneca PLC	0.8
Novo Nordisk A/S Series B	0.8
11.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915762.100    2215-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Sustainability Index Fund Fidelity® International Sustainability Index Fund : FNIDX

This semi-annual shareholder report contains information about Fidelity® International Sustainability Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Sustainability Index Fund	$ 10	0.20%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$486,827,890
Number of Holdings	856
Portfolio Turnover	18%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.6
Industrials	12.4
Information Technology	12.2
Consumer Discretionary	11.0
Communication Services	8.3
Health Care	8.2
Consumer Staples	7.0
Materials	5.3
Energy	3.8
Utilities	2.9
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.3
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 14.6
China - 9.9
United Kingdom - 8.4
Canada - 7.8
Taiwan - 7.0
United States - 6.9
France - 5.8
India - 5.1
Switzerland - 3.7
Others - 30.8

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.8
Tencent Holdings Ltd	2.7
ASML Holding NV	1.8
Alibaba Group Holding Ltd	1.7
Novartis AG	1.5
Astrazeneca PLC	1.5
Novo Nordisk A/S Series B	1.5
HSBC Holdings PLC	1.4
Sony Group Corp	1.1
Unilever PLC	1.1
19.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915795.100    2988-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Emerging Markets Index Fund Fidelity® Emerging Markets Index Fund : FPADX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Index Fund	$ 4	0.07%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$8,513,257,807
Number of Holdings	1,264
Portfolio Turnover	3%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.2
Information Technology	21.5
Consumer Discretionary	13.6
Communication Services	9.9
Industrials	6.5
Materials	5.8
Consumer Staples	5.1
Energy	4.2
Health Care	3.3
Utilities	2.5
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 29.1
India - 19.0
Taiwan - 16.8
Korea (South) - 9.2
Brazil - 4.4
Saudi Arabia - 3.9
South Africa - 2.8
Mexico - 2.2
United Arab Emirates - 1.4
Others - 11.2

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	8.8
Tencent Holdings Ltd	5.0
Alibaba Group Holding Ltd	3.1
Samsung Electronics Co Ltd	2.3
HDFC Bank Ltd	1.7
Xiaomi Corp B Shares	1.4
Reliance Industries Ltd	1.3
ICICI Bank Ltd	1.2
Meituan B Shares	1.1
China Construction Bank Corp H Shares	1.1
27.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915766.100    2344-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® U.S. Sustainability Index Fund Fidelity® U.S. Sustainability Index Fund : FITLX

This semi-annual shareholder report contains information about Fidelity® U.S. Sustainability Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Sustainability Index Fund	$ 5	0.11%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$3,954,944,395
Number of Holdings	285
Portfolio Turnover	2%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.0
Financials	12.9
Health Care	10.2
Consumer Discretionary	10.2
Communication Services	8.8
Industrials	7.8
Consumer Staples	5.4
Materials	2.5
Real Estate	2.2
Energy	1.5
Utilities	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.5
Short-Term Investments and Net Other Assets (Liabilities) - 7.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.7
Ireland - 0.7
Brazil - 0.4
Netherlands - 0.2
Bailiwick Of Jersey - 0.0

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	10.2
NVIDIA Corp	9.9
Alphabet Inc Class A	3.4
Tesla Inc	3.2
Alphabet Inc Class C	3.1
Eli Lilly & Co	2.8
Visa Inc Class A	2.2
Mastercard Inc Class A	1.7
Johnson & Johnson	1.4
Procter & Gamble Co/The	1.4
39.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915792.100    2941-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® SAI International Quality Index Fund Fidelity® SAI International Quality Index Fund : FQITX

This semi-annual shareholder report contains information about Fidelity® SAI International Quality Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Quality Index Fund	$ 9	0.18%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,392,013,801
Number of Holdings	145
Portfolio Turnover	61%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	20.5
Industrials	16.7
Health Care	16.3
Consumer Staples	13.2
Consumer Discretionary	12.6
Information Technology	9.5
Communication Services	4.9
Materials	4.2
Utilities	0.5
Energy	0.4
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.6
United States - 14.3
Switzerland - 12.3
United Kingdom - 10.7
France - 8.3
Netherlands - 7.1
Germany - 6.1
Australia - 4.8
Denmark - 3.7
Others - 12.1

TOP HOLDINGS (% of Fund's net assets)
Nestle SA	3.6
Novartis AG	3.2
ASML Holding NV	3.2
Roche Holding AG	3.2
Unilever PLC	3.1
Allianz SE	3.0
RELX PLC	2.7
L'Oreal SA	2.7
Zurich Insurance Group AG	2.6
Novo Nordisk A/S Series B	2.6
29.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915816.100    6051-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Flex® International Index Fund Fidelity Flex® International Index Fund : FITFX

This semi-annual shareholder report contains information about Fidelity Flex® International Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® International Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$2,920,811,908
Number of Holdings	2,059
Portfolio Turnover	6%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.6
Industrials	14.0
Information Technology	12.1
Consumer Discretionary	10.7
Health Care	8.3
Consumer Staples	7.5
Communication Services	6.1
Materials	6.0
Energy	4.2
Utilities	2.9
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 13.9
China - 8.7
United States - 7.8
Canada - 7.6
United Kingdom - 7.3
Germany - 6.6
France - 6.1
India - 5.4
Taiwan - 4.8
Others - 31.8

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	2.6
Tencent Holdings Ltd	1.4
SAP SE	1.1
Nestle SA	1.0
Alibaba Group Holding Ltd	1.0
ASML Holding NV	0.9
Roche Holding AG	0.9
Novartis AG	0.8
Astrazeneca PLC	0.8
Novo Nordisk A/S Series B	0.8
11.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915791.100    2922-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® SAI International Low Volatility Index Fund Fidelity® SAI International Low Volatility Index Fund : FSKLX

This semi-annual shareholder report contains information about Fidelity® SAI International Low Volatility Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Low Volatility Index Fund	$ 9	0.17%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$5,393,764,145
Number of Holdings	127
Portfolio Turnover	26%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	19.7
Health Care	15.4
Industrials	12.8
Consumer Staples	12.3
Communication Services	9.8
Utilities	8.5
Consumer Discretionary	6.4
Materials	5.5
Real Estate	4.7
Information Technology	3.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 29.6
United Kingdom - 12.8
United States - 12.2
Switzerland - 9.6
Germany - 5.8
Netherlands - 5.1
Hong Kong - 4.8
France - 4.1
Denmark - 3.4
Others - 12.6

TOP HOLDINGS (% of Fund's net assets)
Air Liquide SA	2.1
Deutsche Boerse AG	2.1
Tokio Marine Holdings Inc	2.1
Unilever PLC	2.0
RELX PLC	2.0
National Grid PLC	2.0
Orange SA	1.9
Astrazeneca PLC	1.9
Novartis AG	1.9
Sanofi SA	1.8
19.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915787.100    2760-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® SAI Emerging Markets Index Fund Fidelity® SAI Emerging Markets Index Fund : FERGX

This semi-annual shareholder report contains information about Fidelity® SAI Emerging Markets Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Index Fund	$ 4	0.08%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$4,443,525,680
Number of Holdings	1,248
Portfolio Turnover	23%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.4
Information Technology	20.8
Consumer Discretionary	13.2
Communication Services	9.6
Industrials	6.1
Materials	5.8
Consumer Staples	4.8
Energy	4.1
Health Care	3.2
Utilities	2.5
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.3
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 28.2
India - 18.4
Taiwan - 16.3
Korea (South) - 8.9
United States - 4.3
Brazil - 4.3
Saudi Arabia - 3.8
South Africa - 2.7
Mexico - 2.1
Others - 11.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	8.5
Tencent Holdings Ltd	4.9
Alibaba Group Holding Ltd	3.0
Samsung Electronics Co Ltd	2.3
HDFC Bank Ltd	1.7
Xiaomi Corp B Shares	1.4
Reliance Industries Ltd	1.2
ICICI Bank Ltd	1.2
China Construction Bank Corp H Shares	1.1
Meituan B Shares	1.0
26.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915789.100    2809-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® SAI Emerging Markets Low Volatility Index Fund Fidelity® SAI Emerging Markets Low Volatility Index Fund : FGKPX

This semi-annual shareholder report contains information about Fidelity® SAI Emerging Markets Low Volatility Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Low Volatility Index Fund	$ 13	0.25%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$2,380,109,986
Number of Holdings	128
Portfolio Turnover	41%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	28.3
Information Technology	16.5
Communication Services	13.1
Consumer Discretionary	8.1
Consumer Staples	7.9
Utilities	7.2
Health Care	4.8
Materials	3.4
Energy	3.3
Industrials	2.1
Real Estate	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 21.6
Taiwan - 21.2
India - 18.5
Saudi Arabia - 7.5
Korea (South) - 5.7
United States - 4.9
Malaysia - 4.6
United Arab Emirates - 4.0
Kuwait - 2.3
Others - 9.7

TOP HOLDINGS (% of Fund's net assets)
Bharti Airtel Ltd	1.6
Agricultural Bank of China Ltd H Shares	1.6
PICC Property & Casualty Co Ltd H Shares	1.6
Bank of China Ltd H Shares	1.6
Bank of Communications Co Ltd H Shares	1.5
Saudi Telecom Co	1.5
Advanced Info Service PCL	1.5
Tenaga Nasional Bhd	1.5
Chunghwa Telecom Co Ltd	1.4
National Bank of Kuwait SAKP	1.4
15.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915806.100    3315-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® SAI U.S. Low Volatility Index Fund Fidelity® SAI U.S. Low Volatility Index Fund : FSUVX

This semi-annual shareholder report contains information about Fidelity® SAI U.S. Low Volatility Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Low Volatility Index Fund	$ 5	0.10%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$12,565,810,618
Number of Holdings	183
Portfolio Turnover	23%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.3
Financials	13.0
Health Care	12.1
Industrials	9.9
Consumer Discretionary	8.9
Consumer Staples	7.9
Communication Services	7.4
Utilities	4.8
Real Estate	4.3
Materials	3.9
Energy	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.3
Ireland - 0.6
Puerto Rico - 0.1

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.4
Apple Inc	4.0
Eli Lilly & Co	3.5
NVIDIA Corp	3.2
Visa Inc Class A	3.1
Johnson & Johnson	2.8
Procter & Gamble Co/The	2.7
Home Depot Inc/The	2.5
Philip Morris International Inc	2.4
UnitedHealth Group Inc	2.3
33.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915786.100    2759-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Total International Index Fund Fidelity® Total International Index Fund : FTIHX

This semi-annual shareholder report contains information about Fidelity® Total International Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total International Index Fund	$ 3	0.06%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$14,841,802,080
Number of Holdings	5,072
Portfolio Turnover	3%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.6
Industrials	14.6
Information Technology	11.6
Consumer Discretionary	10.1
Health Care	7.8
Consumer Staples	7.1
Materials	6.7
Communication Services	5.5
Energy	4.1
Utilities	3.0
Real Estate	2.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.4
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 14.9
United States - 9.0
China - 7.7
United Kingdom - 7.3
Canada - 7.2
Germany - 5.8
India - 5.6
France - 5.4
Taiwan - 4.7
Others - 32.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	2.2
Tencent Holdings Ltd	1.2
SAP SE	1.0
Nestle SA	0.9
ASML Holding NV	0.9
Alibaba Group Holding Ltd	0.8
Roche Holding AG	0.8
Novartis AG	0.7
Astrazeneca PLC	0.7
Novo Nordisk A/S Series B	0.7
9.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915790.100    2834-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® SAI International Momentum Index Fund Fidelity® SAI International Momentum Index Fund : FITMX

This semi-annual shareholder report contains information about Fidelity® SAI International Momentum Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Momentum Index Fund	$ 9	0.18%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$793,385,753
Number of Holdings	202
Portfolio Turnover	67%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.0
Industrials	20.9
Consumer Discretionary	12.8
Health Care	9.6
Information Technology	8.1
Materials	6.1
Consumer Staples	6.0
Communication Services	4.8
Utilities	2.7
Real Estate	1.6
Energy	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 25.9
United Kingdom - 14.7
Germany - 14.4
France - 8.3
Australia - 5.5
Switzerland - 5.4
Italy - 5.2
United States - 4.5
Spain - 3.9
Others - 12.2

TOP HOLDINGS (% of Fund's net assets)
SAP SE	3.6
Sony Group Corp	2.7
HSBC Holdings PLC	2.5
Deutsche Telekom AG	2.4
UniCredit SpA	2.4
Safran SA	2.4
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2.3
Rolls-Royce Holdings PLC	2.2
Hitachi Ltd	2.1
EssilorLuxottica SA	2.1
24.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915815.100    6050-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® SAI Emerging Markets Value Index Fund Fidelity® SAI Emerging Markets Value Index Fund : FEMVX

This semi-annual shareholder report contains information about Fidelity® SAI Emerging Markets Value Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Value Index Fund	$ 10	0.20%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$7,025,439,313
Number of Holdings	214
Portfolio Turnover	32%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.8
Information Technology	21.3
Consumer Discretionary	13.2
Communication Services	9.9
Industrials	6.6
Materials	5.4
Consumer Staples	4.7
Energy	4.5
Health Care	3.6
Utilities	3.0
Real Estate	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 28.1
Taiwan - 17.7
India - 15.9
Korea (South) - 10.1
Brazil - 3.9
Saudi Arabia - 3.8
South Africa - 2.8
United States - 2.7
Mexico - 2.0
Others - 13.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.9
Tencent Holdings Ltd	3.8
Samsung Electronics Co Ltd	2.2
Alibaba Group Holding Ltd	2.1
China Construction Bank Corp H Shares	1.9
PDD Holdings Inc Class A ADR	1.8
Industrial & Commercial Bank of China Ltd H Shares	1.6
Hon Hai Precision Industry Co Ltd	1.6
Bank of China Ltd H Shares	1.5
Saudi Telecom Co	1.4
25.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915814.100    6049-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Global ex U.S. Index Fund Fidelity® Global ex U.S. Index Fund : FSGGX

This semi-annual shareholder report contains information about Fidelity® Global ex U.S. Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global ex U.S. Index Fund	$ 3	0.05%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$11,555,942,552
Number of Holdings	2,079
Portfolio Turnover	8%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.5
Industrials	13.7
Information Technology	12.3
Consumer Discretionary	10.5
Health Care	8.4
Consumer Staples	7.4
Materials	6.1
Communication Services	6.0
Energy	4.3
Utilities	2.8
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 13.7
China - 8.6
United States - 8.2
Canada - 7.6
United Kingdom - 7.3
Germany - 6.5
France - 6.1
India - 5.4
Taiwan - 4.8
Others - 31.8

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	2.6
Tencent Holdings Ltd	1.4
SAP SE	1.1
Nestle SA	1.0
ASML Holding NV	1.0
Alibaba Group Holding Ltd	1.0
Roche Holding AG	0.9
Novartis AG	0.8
Astrazeneca PLC	0.8
Novo Nordisk A/S Series B	0.8
11.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915767.100    2348-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® SAI International Value Index Fund Fidelity® SAI International Value Index Fund : FIWCX

This semi-annual shareholder report contains information about Fidelity® SAI International Value Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Value Index Fund	$ 8	0.16%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$7,948,250,221
Number of Holdings	205
Portfolio Turnover	59%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.1
Industrials	17.3
Consumer Discretionary	10.8
Health Care	9.6
Materials	7.2
Consumer Staples	7.2
Communication Services	6.2
Information Technology	5.6
Energy	4.8
Utilities	4.0
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 25.8
France - 13.3
United Kingdom - 11.8
Germany - 11.3
United States - 9.6
Spain - 5.2
Singapore - 4.2
Australia - 4.1
Sweden - 2.7
Others - 12.0

TOP HOLDINGS (% of Fund's net assets)
Sanofi SA	2.6
Banco Santander SA	2.5
Deutsche Telekom AG	2.4
British American Tobacco PLC	2.3
BNP Paribas SA	2.2
GSK PLC	2.1
Banco Bilbao Vizcaya Argentaria SA	2.1
Novartis AG	1.9
Vinci SA	1.9
TotalEnergies SE	1.7
21.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915797.100    3057-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® SAI International Index Fund Fidelity® SAI International Index Fund : FIONX

This semi-annual shareholder report contains information about Fidelity® SAI International Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Index Fund	$ 3	0.05%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$7,246,541,953
Number of Holdings	704
Portfolio Turnover	17%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.3
Industrials	18.0
Health Care	11.6
Consumer Discretionary	10.1
Consumer Staples	8.5
Information Technology	8.1
Materials	5.5
Communication Services	5.1
Utilities	3.2
Energy	3.0
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 21.6
United States - 12.2
United Kingdom - 11.4
Germany - 10.1
France - 9.6
Australia - 6.6
Switzerland - 4.8
Netherlands - 3.9
Sweden - 3.1
Others - 16.7

TOP HOLDINGS (% of Fund's net assets)
SAP SE	1.8
Nestle SA	1.6
ASML Holding NV	1.5
Roche Holding AG	1.3
Novartis AG	1.2
Astrazeneca PLC	1.2
Novo Nordisk A/S Series B	1.2
HSBC Holdings PLC	1.2
Shell PLC	1.1
Toyota Motor Corp	1.0
13.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915788.100    2808-TSRS-0625

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Emerging Markets Index Fund
Fidelity® Global ex U.S. Index Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Emerging Markets Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
BRAZIL - 4.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	861,200	4,217,113
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	888,600	2,967,141
TOTAL COMMUNICATION SERVICES		7,184,254

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Vibra Energia SA	1,069,591	3,543,221
Consumer Staples - 0.3%
Beverages - 0.2%
Ambev SA	5,028,100	12,908,808
Consumer Staples Distribution & Retail - 0.1%
Raia Drogasil SA	1,367,936	4,782,226
Food Products - 0.0%
BRF SA	534,600	2,138,343
Personal Care Products - 0.0%
Natura & Co Holding SA (b)	955,490	1,601,140
TOTAL CONSUMER STAPLES		21,430,517

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleo Brasileiro SA	4,792,100	25,323,574
Petroleo Brasileiro SA	3,931,297	22,201,716
PRIO SA/Brazil (b)	859,700	5,106,559
Ultrapar Participacoes SA	772,200	2,426,072
		55,057,921
Financials - 1.8%
Banks - 1.4%
Banco Bradesco SA	5,645,904	13,659,245
Banco Bradesco SA	1,700,480	3,664,550
Banco do Brasil SA	1,830,700	9,332,291
Itau Unibanco Holding SA	5,661,154	35,492,253
Itausa SA	6,140,054	11,576,536
Itausa SA	82,120	154,541
NU Holdings Ltd/Cayman Islands Class A (b)	3,393,033	42,175,400
		116,054,816
Capital Markets - 0.3%
B3 SA - Brasil Bolsa Balcao	5,769,742	13,714,848
Banco BTG Pactual SA unit	1,255,500	8,430,985
XP Inc Class A	394,635	6,353,624
		28,499,457
Insurance - 0.1%
BB Seguridade Participacoes SA	745,000	5,614,592
Caixa Seguridade Participacoes S/A	638,600	1,840,919
		7,455,511
TOTAL FINANCIALS		152,009,784

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Rede D'Or Sao Luiz SA (c)(d)	852,920	4,812,295
Industrials - 0.4%
Aerospace & Defense - 0.1%
Embraer SA (b)	748,000	8,556,630
Electrical Equipment - 0.2%
WEG SA	1,783,964	14,032,431
Ground Transportation - 0.1%
Localiza Rent a Car SA	978,379	7,406,177
Rumo SA	1,378,100	4,710,913
		12,117,090
Transportation Infrastructure - 0.0%
CCR SA	1,077,300	2,553,181
TOTAL INDUSTRIALS		37,259,332

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	573,700	3,803,000
Materials - 0.6%
Containers & Packaging - 0.0%
Klabin SA unit	876,390	2,861,511
Metals & Mining - 0.5%
Gerdau SA	1,443,270	3,812,166
Vale SA	3,860,507	35,957,887
		39,770,053
Paper & Forest Products - 0.1%
Suzano SA	739,317	6,524,056
TOTAL MATERIALS		49,155,620

Utilities - 0.5%
Electric Utilities - 0.4%
Centrais Eletricas Brasileiras SA	1,259,665	9,755,209
Centrais Eletricas Brasileiras SA Series B	280,806	2,386,417
Cia Energetica de Minas Gerais	1,919,974	3,704,522
Cia Paranaense de Energia - Copel Series B	1,154,100	2,344,744
CPFL Energia SA	245,400	1,651,379
Energisa S/A unit	296,000	2,396,102
Equatorial Energia SA	1,266,503	8,214,757
		30,453,130
Independent Power and Renewable Electricity Producers - 0.0%
Engie Brasil Energia SA	217,950	1,596,465
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	507,800	10,190,628
TOTAL UTILITIES		42,240,223

TOTAL BRAZIL		376,496,167
CHILE - 0.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Falabella SA	659,682	2,995,458
Specialty Retail - 0.0%
Empresas Copec SA	414,375	2,844,509
TOTAL CONSUMER DISCRETIONARY		5,839,967

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Cencosud SA	1,353,366	4,630,850
Financials - 0.2%
Banks - 0.2%
Banco de Chile	48,420,170	7,107,905
Banco de Credito e Inversiones SA	93,027	3,684,179
Banco Santander Chile	70,037,408	4,234,538
		15,026,622
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	225,551,734	3,561,130
Materials - 0.1%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B	151,989	5,232,753
Paper & Forest Products - 0.0%
Empresas Cmpc SA	1,202,309	1,885,571
TOTAL MATERIALS		7,118,324

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	22,737,003	2,232,663
Enel Chile SA	29,306,240	2,073,650
		4,306,313
TOTAL CHILE		40,483,206
CHINA - 29.1%
Communication Services - 6.5%
Diversified Telecommunication Services - 0.1%
China Tower Corp Ltd H Shares (c)(d)	4,709,800	6,825,797
Entertainment - 0.7%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	141,600	295,536
China Ruyi Holdings Ltd (b)(e)	6,856,000	1,803,373
Kingsoft Corp Ltd	994,000	4,947,187
Mango Excellent Media Co Ltd A Shares (China)	117,707	368,218
Netease Inc	2,056,350	44,204,022
Tencent Music Entertainment Group Class A ADR	798,187	10,711,670
		62,330,006
Interactive Media & Services - 5.7%
Autohome Inc Class A ADR	70,606	1,926,132
Baidu Inc A Shares (b)	2,424,002	26,729,518
Bilibili Inc Z Shares (b)	247,532	4,345,188
Kanzhun Ltd ADR (b)	280,608	4,293,302
Kuaishou Technology B Shares (b)(c)(d)	2,853,000	18,981,742
Kunlun Tech Co Ltd A Shares (China)	77,900	341,778
Tencent Holdings Ltd	6,864,900	420,481,678
		477,099,338
Media - 0.0%
China Literature Ltd (b)(c)(d)	430,600	1,496,296
Focus Media Information Technology Co Ltd A Shares (China)	913,520	905,719
Jiangsu Phoenix Publishing & Media Corp Ltd A Shares (China)	157,900	255,046
		2,657,061
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	2,009,800	1,470,823
TOTAL COMMUNICATION SERVICES		550,383,025

Consumer Discretionary - 9.0%
Automobile Components - 0.1%
Bethel Automotive Safety Systems Co Ltd A Shares (China)	38,460	305,345
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	18,100	330,294
Fuyao Glass Industry Group Co Ltd A Shares (China)	150,400	1,201,876
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	620,000	4,384,832
Huayu Automotive Systems Co Ltd A Shares (China)	200,600	491,832
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	35,300	506,839
Ningbo Tuopu Group Co Ltd A Shares (China)	107,350	775,327
Sailun Group Co Ltd A Shares (China)	209,900	352,918
Shandong Linglong Tyre Co Ltd A Shares (China)	93,900	184,013
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	134,800	309,606
		8,842,882
Automobiles - 1.5%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China)	138,200	694,145
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (b)	351,700	358,095
BYD Co Ltd A Shares (China)	115,900	5,634,055
BYD Co Ltd H Shares	1,305,000	61,982,602
Chongqing Changan Automobile Co Ltd A Shares (China)	526,776	888,634
Geely Automobile Holdings Ltd	6,426,000	13,555,284
Great Wall Motor Co Ltd A Shares (China)	152,300	472,990
Great Wall Motor Co Ltd H Shares	2,479,000	3,554,397
Guangzhou Automobile Group Company Ltd A Shares (China)	305,700	337,145
Guangzhou Automobile Group Company Ltd H Shares (e)	274,000	97,155
Li Auto Inc A Shares (b)	1,314,448	16,016,122
NIO Inc A Shares (b)	1,658,249	6,642,021
SAIC Motor Corp Ltd A Shares (China)	490,200	1,096,415
Seres Group Co Ltd A Shares (China)	96,200	1,727,126
XPeng Inc A Shares (b)	1,319,752	12,285,593
Yadea Group Holdings Ltd (c)(d)	1,325,185	2,398,989
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	534,700	3,836,719
		131,577,487
Broadline Retail - 4.6%
Alibaba Group Holding Ltd	17,195,140	256,723,978
CCOOP Group Co Ltd A Shares (China) (b)	1,143,900	423,963
JD.com Inc A Shares	2,594,757	42,246,349
MINISO Group Holding Ltd A Shares (e)	464,364	2,087,750
PDD Holdings Inc Class A ADR (b)	738,150	77,926,496
Vipshop Holdings Ltd Class A ADR	346,943	4,725,364
		384,133,900
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	349,500	736,116
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc	1,564,110	7,662,873
TAL Education Group Class A ADR (b)	438,092	3,833,305
		11,496,178
Hotels, Restaurants & Leisure - 2.0%
H World Group Ltd ADR	220,300	7,543,072
Haidilao International Holding Ltd (c)(d)	1,779,000	4,041,722
Meituan B Shares (b)(c)(d)	5,230,220	86,599,043
Tongcheng Travel Holdings Ltd (c)	1,360,400	3,595,879
TravelSky Technology Ltd H Shares	992,000	1,383,959
Trip.com Group Ltd	657,512	39,609,058
Yum China Holdings Inc	403,741	17,486,023
		160,258,756
Household Durables - 0.2%
Beijing Roborock Technology Co Ltd A Shares (China)	11,571	308,574
Ecovacs Robotics Co Ltd A Shares (China)	36,600	259,113
Gree Electric Appliances Inc of Zhuhai A Shares (China)	178,000	1,115,601
Haier Smart Home Co Ltd A Shares (China)	382,900	1,307,249
Haier Smart Home Co Ltd H Shares	2,599,600	7,544,119
Hangzhou GreatStar Industrial Co Ltd A Shares (China)	74,500	238,756
Hisense Home Appliances Group Co Ltd A Shares (China)	63,200	238,876
Hisense Home Appliances Group Co Ltd H Shares (e)	362,000	1,101,553
Midea Group Co Ltd A Shares (China)	224,400	2,272,427
Midea Group Co Ltd H Shares	310,700	2,946,514
Oppein Home Group Inc A Shares (China)	32,260	293,510
Sichuan Changhong Electric Co Ltd A Shares (China)	293,200	423,607
Zhejiang Supor Co Ltd A Shares (China)	33,600	259,872
		18,309,771
Specialty Retail - 0.2%
China Tourism Group Duty Free Corp Ltd A Shares (China)	121,500	1,059,322
China Tourism Group Duty Free Corp Ltd H Shares (c)(d)(e)	3,400	23,169
Chow Tai Fook Jewellery Group Ltd	2,125,600	2,844,877
HLA Group Corp Ltd A Shares (China)	303,300	346,260
Pop Mart International Group Ltd (c)(d)	571,000	14,268,374
Zhongsheng Group Holdings Ltd	881,000	1,331,337
		19,873,339
Textiles, Apparel & Luxury Goods - 0.3%
ANTA Sports Products Ltd	1,351,200	16,019,759
Bosideng International Holdings Ltd	4,938,000	2,559,539
Li Ning Co Ltd	2,475,000	4,691,126
Shenzhou International Group Holdings Ltd	879,000	6,097,555
		29,367,979
TOTAL CONSUMER DISCRETIONARY		764,596,408

Consumer Staples - 1.2%
Beverages - 0.7%
Anhui Gujing Distillery Co Ltd A Shares (China)	25,100	567,537
Anhui Gujing Distillery Co Ltd B Shares	123,100	1,883,802
Anhui Yingjia Distillery Co Ltd A Shares (China)	42,500	256,725
Beijing Yanjing Brewery Co Ltd A Shares (China)	178,900	319,606
China Resources Beer Holdings Co Ltd	1,724,878	6,093,875
Chongqing Brewery Co Ltd A Shares (China)	30,400	241,421
Eastroc Beverage Group Co Ltd A Shares (China)	33,100	1,301,722
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	80,000	521,401
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	95,900	904,847
Kweichow Moutai Co Ltd A Shares (China)	80,200	17,066,559
Luzhou Laojiao Co Ltd A Shares (China)	94,200	1,603,323
Nongfu Spring Co Ltd H Shares (c)(d)	2,141,400	9,884,744
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	77,940	2,188,094
Tsingtao Brewery Co Ltd A Shares (China)	48,400	495,323
Tsingtao Brewery Co Ltd H Shares	658,000	4,657,821
Wuliangye Yibin Co Ltd A Shares (China)	247,600	4,383,071
		52,369,871
Consumer Staples Distribution & Retail - 0.1%
Alibaba Health Information Technology Ltd (b)(e)	5,984,000	3,888,720
JD Health International Inc (b)(c)(d)	1,189,300	5,689,184
Yifeng Pharmacy Chain Co Ltd A Shares (China)	75,830	295,344
Yonghui Superstores Co Ltd A Shares (China) (b)	574,700	404,239
		10,277,487
Food Products - 0.3%
Angel Yeast Co Ltd A Shares (China)	54,400	263,645
China Feihe Ltd (c)(d)	3,859,000	2,925,747
China Huishan Dairy Holdings Co Ltd (b)(f)	888,000	1
China Mengniu Dairy Co Ltd	3,334,000	8,348,327
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	294,156	1,696,390
Guangdong Haid Group Co Ltd A Shares (China)	105,700	806,132
Hebei Yangyuan Zhihui Beverage Co Ltd A Shares (China)	78,300	261,398
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	219,423	753,780
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	406,600	1,664,100
Muyuan Foods Co Ltd A Shares (China)	348,440	1,901,319
New Hope Liuhe Co Ltd A Shares (China) (b)	287,100	378,917
Tingyi Cayman Islands Holding Corp	2,096,000	3,794,399
Want Want China Holdings Ltd	5,030,000	3,301,189
Wens Foodstuff Group Co Ltd A Shares (China)	425,280	991,309
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	103,300	451,685
		27,538,338
Personal Care Products - 0.1%
Giant Biogene Holding Co ltd (c)(d)	328,600	3,389,551
Hengan International Group Co Ltd	669,500	1,808,503
		5,198,054
Tobacco - 0.0%
Smoore International Holdings Ltd (c)(d)(e)	1,969,000	3,417,238
TOTAL CONSUMER STAPLES		98,800,988

Energy - 0.8%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	1,936,000	1,515,230
CNOOC Energy Technology & Services Ltd A Shares (China)	424,600	231,887
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	64,700	279,497
		2,026,614
Oil, Gas & Consumable Fuels - 0.8%
China Coal Energy Co Ltd H Shares	2,188,000	2,259,771
China Merchants Energy Shipping Co Ltd A Shares (China)	518,900	417,038
China Petroleum & Chemical Corp A Shares (China)	2,130,200	1,658,523
China Petroleum & Chemical Corp H Shares	25,495,000	13,050,590
China Shenhua Energy Co Ltd A Shares (China)	431,000	2,270,768
China Shenhua Energy Co Ltd H Shares	3,579,500	13,476,894
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	225,600	318,582
COSCO SHIPPING Energy Transportation Co Ltd H Shares (e)	1,374,000	1,091,320
Guanghui Energy Co Ltd A Shares (China)	427,800	340,807
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	143,200	351,532
Inner Mongolia Yitai Coal Co Ltd B Shares	1,129,804	2,246,939
PetroChina Co Ltd A Shares (China)	1,525,800	1,677,250
PetroChina Co Ltd H Shares	22,232,000	17,027,449
Shaanxi Coal Industry Co Ltd A Shares (China)	618,500	1,631,180
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	367,360	323,829
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	192,900	289,827
Yankuang Energy Group Co Ltd A Shares (China)	305,875	513,328
Yankuang Energy Group Co Ltd H Shares	3,506,600	3,666,838
		62,612,465
TOTAL ENERGY		64,639,079

Financials - 5.1%
Banks - 3.4%
Agricultural Bank of China Ltd A Shares (China)	5,219,700	3,891,295
Agricultural Bank of China Ltd H Shares	29,636,000	18,112,672
Bank of Beijing Co Ltd A Shares (China)	1,343,680	1,108,974
Bank of Changsha Co Ltd A Shares (China)	252,300	314,381
Bank of Chengdu Co Ltd A Shares (China)	264,300	617,543
Bank of China Ltd A Shares (China)	2,179,600	1,656,917
Bank of China Ltd H Shares	75,643,000	42,329,494
Bank of Communications Co Ltd A Shares (China)	2,405,600	2,472,239
Bank of Communications Co Ltd H Shares	9,417,000	8,256,692
Bank of Hangzhou Co Ltd A Shares (China)	386,120	781,239
Bank of Jiangsu Co Ltd A Shares (China)	1,167,900	1,632,982
Bank of Nanjing Co Ltd A Shares (China)	702,700	1,007,213
Bank of Ningbo Co Ltd A Shares (China)	420,480	1,383,213
Bank of Shanghai Co Ltd A Shares (China)	902,277	1,288,756
Bank of Suzhou Co Ltd A Shares (China)	246,200	272,381
China CITIC Bank Corp Ltd A Shares (China)	32,900	32,630
China CITIC Bank Corp Ltd H Shares	9,465,000	7,481,104
China Construction Bank Corp A Shares (China)	582,400	725,303
China Construction Bank Corp H Shares	102,277,000	84,136,271
China Everbright Bank Co Ltd A Shares (China)	2,869,200	1,491,967
China Everbright Bank Co Ltd H Shares	3,494,000	1,518,230
China Merchants Bank Co Ltd A Shares (China)	1,298,500	7,279,355
China Merchants Bank Co Ltd H Shares	4,165,346	22,798,873
China Minsheng Banking Corp Ltd A Shares (China)	2,557,400	1,401,042
China Minsheng Banking Corp Ltd H Shares	6,750,040	3,168,052
China Zheshang Bank Co Ltd A Shares (China)	1,383,780	569,423
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	500,500	471,864
Chongqing Rural Commercial Bank Co Ltd H Shares	74,000	56,772
CNPC Capital Co Ltd A Shares (China)	533,700	504,251
Huaxia Bank Co Ltd A Shares (China)	845,000	845,446
Industrial & Commercial Bank of China Ltd A Shares (China)	4,089,200	3,941,445
Industrial & Commercial Bank of China Ltd H Shares	73,720,000	50,568,673
Industrial Bank Co Ltd A Shares (China)	1,324,000	3,803,235
Ping An Bank Co Ltd A Shares (China)	1,238,200	1,859,322
Postal Savings Bank of China Co Ltd A Shares (China)	1,947,600	1,371,236
Postal Savings Bank of China Co Ltd H Shares (c)(d)	9,398,000	5,792,259
Shanghai Pudong Development Bank Co Ltd A Shares (China)	1,866,200	2,811,894
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	610,500	705,488
		288,460,126
Capital Markets - 0.5%
BOC International China Co Ltd A Shares (China)	173,300	235,309
Caitong Securities Co Ltd A Shares (China)	289,390	290,413
Capital Securities Co Ltd A Shares (China)	116,200	302,472
Changjiang Securities Co Ltd A Shares (China)	348,400	307,598
China Galaxy Securities Co Ltd A Shares (China)	444,000	954,424
China Galaxy Securities Co Ltd H Shares	3,764,000	3,416,700
China Great Wall Securities Co Ltd A Shares (China)	256,500	272,671
China International Capital Corp Ltd A Shares (China)	179,200	808,579
China International Capital Corp Ltd H Shares (c)(d)	1,634,400	2,811,246
China Merchants Securities Co Ltd A Shares (China)	472,300	1,067,108
CITIC Securities Co Ltd A Shares (China)	751,595	2,587,463
CITIC Securities Co Ltd H Shares	1,703,425	4,230,229
CSC Financial Co Ltd A Shares (China)	275,600	880,751
Dongxing Securities Co Ltd A Shares (China)	205,600	283,603
East Money Information Co Ltd A Shares (China)	1,006,417	2,851,277
Everbright Securities Co Ltd A Shares (China)	248,600	550,453
Founder Securities Co Ltd A Shares (China)	523,500	536,598
GF Securities Co Ltd A Shares (China)	349,000	748,967
GF Securities Co Ltd H Shares	38,600	50,367
Guolian Minsheng Securities Co Ltd A Shares (China)	211,100	282,747
Guosen Securities Co Ltd A Shares (China)	405,800	606,527
Guotai Haitong Securities Co Ltd A Shares (China)	1,230,250	2,920,228
Guotai Haitong Securities Co Ltd H Shares (c)(d)	1,781,288	2,544,828
Guoyuan Securities Co Ltd A Shares (China)	272,710	279,654
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	34,200	1,211,977
Huatai Securities Co Ltd A Shares (China)	411,400	909,048
Huatai Securities Co Ltd H Shares (c)(d)	1,438,800	2,133,452
Industrial Securities Co Ltd A Shares (China)	541,910	431,287
Nanjing Securities Co Ltd A Shares (China)	230,600	245,469
Orient Securities Co Ltd/China A Shares (China)	471,008	593,686
SDIC Capital Co Ltd A Shares (China)	401,600	377,912
Shenwan Hongyuan Group Co Ltd A Shares (China)	1,430,100	928,394
Sinolink Securities Co Ltd A Shares (China)	233,700	261,218
SooChow Securities Co Ltd A Shares (China)	315,545	339,239
Southwest Securities Co Ltd A Shares (China)	411,900	233,298
Tianfeng Securities Co Ltd A Shares (China) (b)	548,800	294,436
Western Securities Co Ltd A Shares (China)	283,900	294,172
Zheshang Securities Co Ltd A Shares (China)	290,500	419,777
Zhongtai Securities Co Ltd A Shares (China)	438,600	368,356
		38,861,933
Consumer Finance - 0.0%
Qifu Technology Inc Class A ADR	123,711	5,075,862
Financial Services - 0.0%
Far East Horizon Ltd	2,083,000	1,614,167
Insurance - 1.2%
China Life Insurance Co Ltd A Shares (China)	169,300	844,722
China Life Insurance Co Ltd H Shares	7,927,000	14,513,822
China Pacific Insurance Group Co Ltd A Shares (China)	419,500	1,722,213
China Pacific Insurance Group Co Ltd H Shares	2,824,200	7,683,560
China Taiping Insurance Holdings Co Ltd	1,527,977	2,119,892
New China Life Insurance Co Ltd A Shares (China)	130,500	864,210
New China Life Insurance Co Ltd H Shares	993,800	3,632,760
People's Insurance Co Group of China Ltd/The A Shares (China)	575,600	558,979
People's Insurance Co Group of China Ltd/The H Shares	9,321,000	5,516,452
PICC Property & Casualty Co Ltd H Shares	7,335,840	13,526,034
Ping An Insurance Group Co of China Ltd A Shares (China)	659,294	4,601,428
Ping An Insurance Group Co of China Ltd H Shares	7,157,000	42,834,909
		98,418,981
TOTAL FINANCIALS		432,431,069

Health Care - 1.0%
Biotechnology - 0.4%
Akeso Inc (b)(c)(d)	668,000	7,428,826
Beigene Ltd H Shares (b)	809,530	16,360,197
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	122,760	322,174
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China)	66,607	599,522
Chongqing Zhifei Biological Products Co Ltd A Shares (China)	152,150	395,355
Hualan Biological Engineering Inc A Shares (China)	110,460	248,787
Imeik Technology Development Co Ltd A Shares (China)	19,300	458,493
Innovent Biologics Inc (b)(c)(d)	1,306,000	9,051,202
Shanghai RAAS Blood Products Co Ltd A Shares (China)	418,100	386,194
		35,250,750
Health Care Equipment & Supplies - 0.1%
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	65,600	310,940
Shandong Weigao Group Medical Polymer Co Ltd H Shares	2,648,800	1,950,158
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	52,450	957,235
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	77,300	2,335,105
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	49,800	358,823
		5,912,261
Health Care Providers & Services - 0.1%
Aier Eye Hospital Group Co Ltd A Shares (China)	594,871	1,062,912
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	90,800	330,257
Huadong Medicine Co Ltd A Shares (China)	111,480	595,156
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	175,100	432,243
Shanghai Pharmaceuticals Holding Co Ltd H Shares	740,400	1,013,854
Sinopharm Group Co Ltd H Shares	1,429,200	3,379,691
		6,814,113
Life Sciences Tools & Services - 0.2%
Genscript Biotech Corp (b)(e)	1,258,000	1,771,283
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	21,700	133,385
Hangzhou Tigermed Consulting Co Ltd H Shares (c)(d)	3,700	12,762
Pharmaron Beijing Co Ltd A Shares (China)	86,225	275,519
Pharmaron Beijing Co Ltd H Shares (c)(d)	14,575	25,370
Wuxi Apptec Co Ltd A Shares (China)	162,844	1,327,438
Wuxi Apptec Co Ltd H Shares (c)(d)(e)	326,522	2,532,403
Wuxi Biologics Cayman Inc (b)(c)(d)	3,711,500	10,911,109
		16,989,269
Pharmaceuticals - 0.2%
Beijing Tong Ren Tang Co Ltd A Shares (China)	87,200	436,845
Changchun High-Tech Industry Group Co Ltd A Shares (China) (b)	26,100	315,677
China Resources Pharmaceutical Group Ltd (c)(d)	2,011,500	1,270,869
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	80,580	455,862
CSPC Innovation Pharmaceutical Co Ltd A Shares (China) (b)	89,760	517,492
CSPC Pharmaceutical Group Ltd	8,663,840	6,847,870
Dong-E-E-Jiao Co Ltd A Shares (China)	40,800	304,944
Hansoh Pharmaceutical Group Co Ltd (c)(d)	1,262,000	3,921,579
Hubei Jumpcan Pharmaceutical Co Ltd A Shares (China)	58,900	213,011
Humanwell Healthcare Group Co Ltd A Shares (China)	103,300	296,295
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	406,075	2,850,310
Kangmei Pharmaceutical Co Ltd rights (b)(f)	9,213	0
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	120,400	387,085
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	29,500	53,176
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	70,300	395,429
Shijiazhuang Yiling Pharmaceutical Co Ltd A Shares (China)	104,660	197,820
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	102,300	509,753
Yunnan Baiyao Group Co Ltd A Shares (China)	112,400	885,141
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	38,400	1,083,393
		20,942,551
TOTAL HEALTH CARE		85,908,944

Industrials - 1.2%
Aerospace & Defense - 0.0%
AECC Aero-Engine Control Co Ltd A Shares (China)	83,700	206,036
AECC Aviation Power Co Ltd A Shares (China)	169,900	767,489
AviChina Industry & Technology Co Ltd H Shares	2,971,000	1,363,758
AVICOPTER PLC A Shares (China) (b)	51,900	253,377
Kuang-Chi Technologies Co Ltd A Shares (China)	137,200	796,735
		3,387,395
Air Freight & Logistics - 0.2%
JD Logistics Inc (b)(c)(d)	2,112,900	3,334,609
SF Holding Co Ltd A Shares (China)	308,000	1,843,155
YTO Express Group Co Ltd A Shares (China)	218,700	394,015
ZTO Express Cayman Inc A Shares	449,699	8,375,141
		13,946,920
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	107,600	414,355
Commercial Services & Supplies - 0.0%
Shanghai M&G Stationery Inc A Shares (China)	59,000	238,441
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	112,390	300,966
		539,407
Construction & Engineering - 0.1%
China Communications Services Corp Ltd H Shares	2,540,000	1,326,396
China Energy Engineering Corp Ltd A Shares (China)	2,073,900	627,228
China National Chemical Engineering Co Ltd A Shares (China)	383,400	398,053
China Railway Group Ltd A Shares (China)	1,313,600	997,217
China Railway Group Ltd H Shares	4,492,000	1,934,509
China State Construction Engineering Corp Ltd A Shares (China)	2,637,180	1,998,674
China State Construction International Holdings Ltd	2,145,000	3,158,479
Metallurgical Corp of China Ltd A Shares (China)	1,134,600	451,034
Power Construction Corp of China Ltd A Shares (China)	1,094,000	710,459
Sichuan Road and Bridge Group Co Ltd A Shares (China)	372,500	445,002
		12,047,051
Electrical Equipment - 0.2%
China XD Electric Co Ltd A Shares (China)	320,200	273,627
CNGR Advanced Material Co Ltd A Shares (China)	60,020	260,589
Contemporary Amperex Technology Co Ltd A Shares (China)	280,880	8,970,189
Dongfang Electric Corp Ltd A Shares (China)	174,400	364,997
Eve Energy Co Ltd A Shares (China)	130,455	737,471
GEM Co Ltd A Shares (China)	329,900	277,777
Goldwind Science & Technology Co Ltd A Shares (China)	216,400	260,412
Goneo Group Co Ltd A Shares (China)	41,025	401,675
Gotion High-Tech Co Ltd A Shares (China)	115,900	329,201
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	217,400	417,084
NARI Technology Co Ltd A Shares (China)	511,294	1,558,180
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	43,400	301,732
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	89,500	314,836
Shanghai Electric Group Co Ltd A Shares (China) (b)	805,400	810,044
Sieyuan Electric Co Ltd A Shares (China)	49,000	485,483
Sungrow Power Supply Co Ltd A Shares (China)	132,340	1,103,598
Sunwoda Electronic Co Ltd A Shares (China)	117,000	305,629
TBEA Co Ltd A Shares (China)	334,870	531,069
Zhejiang Chint Electrics Co Ltd A Shares (China)	138,000	423,185
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	109,050	508,120
		18,634,898
Ground Transportation - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	3,123,800	2,493,249
Daqin Railway Co Ltd A Shares (China)	1,195,800	1,065,983
		3,559,232
Industrial Conglomerates - 0.1%
CITIC Ltd	4,335,000	5,293,266
Fosun International Ltd	2,611,000	1,356,739
		6,650,005
Machinery - 0.4%
Airtac International Group	148,551	4,071,988
China CSSC Holdings Ltd A Shares (China)	285,600	1,150,421
CRRC Corp Ltd A Shares (China)	1,565,200	1,510,246
CRRC Corp Ltd H Shares	4,640,000	2,859,766
FAW Jiefang Group Co Ltd A Shares (China)	205,200	203,217
Haitian International Holdings Ltd	680,000	1,572,954
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	85,576	880,178
Ningbo Deye Technology Co Ltd A Shares (China)	41,008	487,012
Sany Heavy Industry Co Ltd A Shares (China)	542,400	1,411,436
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	51,100	399,129
Shenzhen Inovance Technology Co Ltd A Shares (China)	85,950	845,035
Sinotruk Hong Kong Ltd	734,500	1,765,315
Weichai Power Co Ltd A Shares (China)	477,600	1,000,519
Weichai Power Co Ltd H Shares	2,021,200	3,961,298
XCMG Construction Machinery Co Ltd A Shares (China)	757,100	918,021
Yutong Bus Co Ltd A Shares (China)	139,700	515,650
Zhejiang Dingli Machinery Co Ltd A Shares (China)	32,060	191,627
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	118,600	437,870
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	52,801	329,806
Zhuzhou CRRC Times Electric Co Ltd H Shares	519,100	2,084,941
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	204,500	206,229
Zoomlion Heavy Industry Science and Technology Co Ltd H Shares	328,400	236,701
		27,039,359
Marine Transportation - 0.1%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	845,010	1,668,074
COSCO SHIPPING Holdings Co Ltd H Shares	3,019,550	4,555,255
		6,223,329
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	635,500	617,675
Air China Ltd H Shares (b)(e)	208,000	124,174
China Eastern Airlines Corp Ltd A Shares (China) (b)	1,080,400	548,717
China Southern Airlines Co Ltd A Shares (China) (b)	554,500	427,807
China Southern Airlines Co Ltd H Shares (b)	270,000	111,403
Hainan Airlines Holding Co Ltd A Shares (China) (b)	2,728,900	499,426
Juneyao Airlines Co Ltd A Shares (China)	138,800	236,842
Spring Airlines Co Ltd A Shares (China)	62,000	456,883
		3,022,927
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (c)(d)	223,900	1,681,646
Xiamen C & D Inc A Shares (China)	188,300	269,774
		1,951,420
Transportation Infrastructure - 0.1%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	362,500	639,811
China Merchants Port Holdings Co Ltd	1,339,283	2,179,297
Jiangsu Expressway Co Ltd H Shares	1,302,000	1,620,030
Liaoning Port Co Ltd A Shares (China)	1,175,300	235,780
Shanghai International Airport Co Ltd A Shares (China)	81,900	361,241
Zhejiang Expressway Co Ltd H Shares	1,707,920	1,409,393
		6,445,552
TOTAL INDUSTRIALS		103,861,850

Information Technology - 2.5%
Communications Equipment - 0.1%
BYD Electronic International Co Ltd	838,000	3,490,046
Guangzhou Haige Communications Group Inc Co A Shares (China)	157,800	225,452
Hengtong Optic-electric Co Ltd A Shares (China)	156,700	332,681
Suzhou TFC Optical Communication Co Ltd A Shares (China)	35,280	338,547
Yealink Network Technology Corp Ltd A Shares (China)	79,530	363,322
Zhongji Innolight Co Ltd A Shares (China)	71,380	833,720
ZTE Corp A Shares (China)	262,300	1,156,724
ZTE Corp H Shares	795,280	2,348,228
		9,088,720
Electronic Equipment, Instruments & Components - 0.3%
Aac Technologies Holdings Inc	828,000	3,966,192
Accelink Technologies Co Ltd A Shares (China)	50,400	299,269
Avary Holding Shenzhen Co Ltd A Shares (China)	147,200	580,806
BOE Technology Group Co Ltd A Shares (China)	2,360,400	1,246,877
Chaozhou Three-Circle Group Co Ltd A Shares (China)	121,400	574,089
China Railway Signal & Communication Corp Ltd A Shares (China)	456,600	319,613
Eoptolink Technology Inc Ltd A Shares (China)	45,000	565,255
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (b)	738,168	221,366
Foxconn Industrial Internet Co Ltd A Shares (China)	844,496	2,126,236
GoerTek Inc A Shares (China)	221,100	645,938
Huagong Tech Co Ltd A Shares (China)	64,000	357,064
Lens Technology Co Ltd A Shares (China)	316,800	910,231
Lingyi iTech Guangdong Co A Shares (China)	445,500	490,191
Luxshare Precision Industry Co Ltd A Shares (China)	461,328	1,961,362
Maxscend Microelectronics Co Ltd A Shares (China)	33,976	350,709
Ofilm Group Co Ltd A Shares (China) (b)	210,500	325,987
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	13,052	349,209
Shengyi Technology Co Ltd A Shares (China)	154,500	517,836
Shennan Circuits Co Ltd A Shares (China)	32,640	491,863
Sunny Optical Technology Group Co Ltd	756,300	6,387,339
SUPCON Technology Co Ltd A Shares (China)	50,093	325,313
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	108,500	385,657
TCL Technology Group Corp A Shares (China)	1,199,790	683,918
Unisplendour Corp Ltd A Shares (China)	181,803	630,601
Universal Scientific Industrial Shanghai Co Ltd A Shares (China)	115,800	220,895
Victory Giant Technology Huizhou Co Ltd A Shares (China)	55,100	560,978
Wingtech Technology Co Ltd A Shares (China)	79,300	380,416
Wuhan Guide Infrared Co Ltd A Shares (China)	273,269	309,928
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	121,790	470,662
Zhejiang Dahua Technology Co Ltd A Shares (China)	214,600	465,007
		27,120,807
IT Services - 0.0%
Isoftstone Information Technology Group Co Ltd A Shares (China)	60,600	484,350
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	91,500	609,027
		1,093,377
Semiconductors & Semiconductor Equipment - 0.4%
ACM Research Shanghai Inc A Shares (China)	18,748	270,849
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	39,717	1,029,736
Amlogic Shanghai Co Ltd A Shares (China) (b)	26,572	264,443
Bestechnic Shanghai Co Ltd A Shares (China) (b)	7,563	461,691
Cambricon Technologies Corp Ltd A Shares (China) (b)	26,621	2,581,177
China Resources Microelectronics Ltd A Shares (China)	84,230	533,803
CSI Solar Co Ltd A Shares (China)	236,172	285,251
Flat Glass Group Co Ltd A Shares (China)	121,400	250,957
GalaxyCore Inc A Shares (China)	137,757	261,589
GCL Technology Holdings Ltd (b)(e)	24,230,000	2,468,113
Gigadevice Semiconductor Inc A Shares (China) (b)	42,284	749,229
Hangzhou First Applied Material Co Ltd A Shares (China)	166,957	281,919
Hangzhou Silan Microelectronics Co Ltd A Shares (China) (b)	105,900	365,199
Hua Hong Semiconductor Ltd (c)(d)(e)	697,000	3,185,912
Hwatsing Technology Co Ltd A Shares (China)	15,124	344,641
Hygon Information Technology Co Ltd A Shares (China)	148,265	3,035,795
Ingenic Semiconductor Co Ltd A Shares (China)	30,600	285,809
JA Solar Technology Co Ltd A Shares (China)	211,472	277,828
JCET Group Co Ltd A Shares (China)	113,700	523,157
Jinko Solar Co Ltd A Shares (China)	639,320	482,031
LONGi Green Energy Technology Co Ltd A Shares (China)	484,848	980,544
Loongson Technology Corp Ltd (China) (b)	21,185	378,983
Montage Technology Co Ltd A Shares (China)	72,898	770,781
National Silicon Industry Group Co Ltd A Shares (China)	175,037	420,787
NAURA Technology Group Co Ltd A Shares (China)	33,900	2,105,657
Nexchip Semiconductor Corp A Shares (China) (b)	127,674	375,653
Piotech Inc A Shares (China)	17,811	383,572
Rockchip Electronics Co Ltd A Shares (China)	26,600	625,557
Sanan Optoelectronics CO Ltd A Shares (China)	318,700	538,706
SG Micro Corp A Shares (China)	29,975	417,648
Shenzhen Goodix Technology Co Ltd A Shares (China)	29,200	281,982
Silergy Corp	350,000	4,403,394
Suzhou Maxwell Technologies Co Ltd A Shares (China)	17,844	170,903
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China)	259,575	273,532
Tianshui Huatian Technology Co Ltd A Shares (China)	203,500	259,639
TongFu Microelectronics Co Ltd A Shares (China)	96,400	339,637
Tongwei Co Ltd A Shares (China)	287,500	645,070
Trina Solar Co Ltd A Shares (China)	138,718	250,089
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	54,219	477,935
Will Semiconductor Co Ltd Shanghai A Shares (China)	77,535	1,406,696
Xinjiang Daqo New Energy Co Ltd A Shares (China)	113,594	278,258
Xinyi Solar Holdings Ltd	4,827,498	1,612,154
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	84,000	317,075
		35,653,381
Software - 0.1%
360 Security Technology Inc A Shares (China)	445,000	626,940
Beijing Kingsoft Office Software Inc A Shares (China)	29,467	1,195,622
China National Software & Service Co Ltd A Shares (China) (b)	53,710	336,079
Empyrean Technology Co Ltd A Shares (China)	28,300	463,900
Hundsun Technologies Inc A Shares (China)	120,252	430,662
Iflytek Co Ltd A Shares (China)	147,300	954,783
Jiangsu Hoperun Software Co Ltd A Shares (China) (b)	50,700	362,238
Kingdee International Software Group Co Ltd (b)	3,240,000	5,506,112
Shanghai Baosight Software Co Ltd A Shares (China)	138,545	512,509
Shanghai Baosight Software Co Ltd B Shares	767,221	1,126,426
Yonyou Network Technology CO Ltd A Shares (China) (b)	216,938	440,140
		11,955,411
Technology Hardware, Storage & Peripherals - 1.6%
Anker Innovations Technology Co Ltd A Shares (China)	33,610	411,966
China Greatwall Technology Group Co Ltd A Shares (China) (b)	204,900	412,431
GRG Banking Equipment Co Ltd A Shares (China)	158,300	269,128
Huaqin Technology Co Ltd A Shares (China)	42,900	390,201
IEIT Systems Co Ltd A Shares (China)	93,596	658,021
Lenovo Group Ltd	8,570,000	9,911,868
Ninestar Corp A Shares (China) (b)	89,500	270,964
Shenzhen Transsion Holdings Co Ltd A Shares (China)	72,626	749,828
Xiaomi Corp B Shares (b)(c)(d)	17,508,200	112,091,078
		125,165,485
TOTAL INFORMATION TECHNOLOGY		210,077,181

Materials - 0.8%
Chemicals - 0.1%
Ganfeng Lithium Group Co Ltd A Shares (China)	103,000	423,681
Guangzhou Tinci Materials Technology Co Ltd A Shares (China) (b)	122,500	294,155
Hengli Petrochemical Co Ltd A Shares (China)	450,440	946,992
Hoshine Silicon Industry Co Ltd A Shares (China)	50,400	353,912
Huafon Chemical Co Ltd A Shares (China)	315,200	290,129
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	535,200	398,372
Jiangsu Eastern Shenghong Co Ltd A Shares (China)	423,200	512,353
Jiangsu Yoke Technology Co Ltd A Shares (China)	30,200	229,243
LB Group Co Ltd A Shares (China)	152,873	348,823
Meihua Holdings Group Co Ltd A Shares (China)	182,800	275,510
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	468,100	1,031,590
Qinghai Salt Lake Industry Co Ltd A Shares (China) (b)	339,400	745,578
Rongsheng Petrochemical Co Ltd A Shares (China)	649,300	743,658
Satellite Chemical Co Ltd A Shares (China)	215,856	539,008
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	136,520	382,905
Shanghai Putailai New Energy Technology Co Ltd A Shares (China)	136,764	316,195
Tianhe Chemicals Group Ltd (b)(f)	376,000	0
Tianqi Lithium Corp A Shares (China)	94,400	372,982
Tongkun Group Co Ltd A Shares (China)	152,600	228,383
Wanhua Chemical Group Co Ltd A Shares (China)	200,700	1,503,937
Weihai Guangwei Composites Co Ltd A Shares (China)	52,360	209,297
Yunnan Energy New Material Co Ltd A Shares (China)	62,200	237,254
Yunnan Yuntianhua Co Ltd A Shares (China)	117,500	360,989
Zangge Mining Co Ltd A Shares (China)	101,000	502,471
Zhejiang Juhua Co Ltd A Shares (China)	171,500	600,952
Zhejiang Longsheng Group Co Ltd A Shares (China)	204,900	276,610
Zhejiang NHU Co Ltd A Shares (China)	195,028	593,250
		12,718,229
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd A Shares (China)	244,000	807,571
Anhui Conch Cement Co Ltd H Shares	1,327,500	3,748,550
Beijing Oriental Yuhong Waterproof Technology Co Ltd A Shares (China)	76,800	117,690
China Jushi Co Ltd A Shares (China)	256,804	413,984
China National Building Material Co Ltd H Shares	3,956,000	1,923,013
		7,010,808
Metals & Mining - 0.6%
Aluminum Corp of China Ltd A Shares (China)	875,700	771,854
Aluminum Corp of China Ltd H Shares	4,140,000	2,225,979
Baoshan Iron & Steel Co Ltd A Shares (China)	1,395,500	1,311,183
Chifeng Jilong Gold Mining Co A Shares (China)	104,900	380,811
China Hongqiao Group Ltd	3,023,500	5,442,269
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	229,900	736,512
China Rare Earth Resources And Technology Co Ltd A Shares (China)	67,500	289,878
Citic Pacific Special Steel Group Co Ltd A Shares (China)	214,000	344,740
CMOC Group Ltd A Shares (China)	1,161,400	1,130,527
CMOC Group Ltd H Shares	3,933,000	3,093,416
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	144,000	337,383
Huaibei Mining Holdings Co Ltd A Shares (China)	171,800	280,254
Hunan Valin Steel Co Ltd A Shares (China)	441,700	296,702
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China) (b)	2,887,400	686,570
JCHX Mining Management Co Ltd A Shares (China)	39,700	202,102
Jiangxi Copper Co Ltd A Shares (China)	140,900	412,863
Jiangxi Copper Co Ltd H Shares	1,172,000	1,973,583
Jinduicheng Molybdenum Co Ltd A Shares (China)	204,300	275,683
MMG Ltd (b)	4,504,000	1,370,550
Nanjing Iron & Steel Co Ltd A Shares (China)	392,000	232,892
Pangang Group Vanadium Titanium & Resources Co Ltd A Shares (China) (b)	586,200	205,545
Shandong Gold Mining Co Ltd A Shares (China)	329,484	1,377,651
Shandong Gold Mining Co Ltd H Shares (c)(d)	648,000	1,904,998
Shandong Nanshan Aluminum Co Ltd A Shares (China)	728,500	365,944
Shanjin International Gold Co Ltd A Shares (China)	175,680	493,289
Tianshan Aluminum Group Co Ltd A Shares (China)	295,600	302,903
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	820,000	356,703
Western Mining Co Ltd A Shares (China)	152,000	322,087
Western Superconducting Technologies Co Ltd A Shares (China)	41,300	266,838
Xiamen Tungsten Co Ltd A Shares (China)	101,500	256,093
Yunnan Aluminium Co Ltd A Shares (China)	220,700	461,883
Yunnan Chihong Zinc&Germanium Co Ltd A Shares (China)	322,800	225,578
Zhaojin Mining Industry Co Ltd H Shares	1,836,500	4,371,266
Zhongjin Gold Corp Ltd A Shares (China)	307,700	578,872
Zijin Mining Group Co Ltd A Shares (China)	1,396,700	3,363,634
Zijin Mining Group Co Ltd H Shares	5,958,000	13,044,360
		49,693,395
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	178,800	344,341
TOTAL MATERIALS		69,766,773

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
C&D International Investment Group Ltd (e)	752,859	1,574,523
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	576,800	725,967
China Overseas Land & Investment Ltd	4,076,500	7,264,071
China Resources Land Ltd	3,413,244	11,552,640
China Resources Mixc Lifestyle Services Ltd (c)(d)	728,800	3,505,111
China Vanke Co Ltd A Shares (China) (b)	595,500	557,942
China Vanke Co Ltd H Shares (b)	2,373,100	1,637,022
Hainan Airport Infrastructure Co Ltd A Shares (China) (b)	730,100	352,350
KE Holdings Inc ADR	739,918	15,020,335
Longfor Group Holdings Ltd (c)(d)(e)	2,245,856	3,023,201
Poly Developments and Holdings Group Co Ltd A Shares (China)	764,100	879,058
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	98,500	354,519
Youngor Fashion Co Ltd A Shares (China)	294,789	303,857
		46,750,596
Utilities - 0.6%
Gas Utilities - 0.2%
Beijing Enterprises Holdings Ltd	537,000	2,181,069
China Gas Holdings Ltd	2,906,200	2,630,554
China Resources Gas Group Ltd	984,900	2,755,729
ENN Energy Holdings Ltd	842,100	6,647,857
ENN Natural Gas Co Ltd A Shares (China)	164,800	447,922
Kunlun Energy Co Ltd	4,144,000	3,953,995
		18,617,126
Independent Power and Renewable Electricity Producers - 0.4%
CGN Power Co Ltd A Shares (China)	1,107,100	536,199
CGN Power Co Ltd H Shares (c)(d)	11,114,000	3,539,582
China Longyuan Power Group Corp Ltd H Shares	3,355,000	2,656,107
China National Nuclear Power Co Ltd A Shares (China)	1,309,300	1,662,651
China Power International Development Ltd	4,619,563	1,816,709
China Resources Power Holdings Co Ltd	2,203,691	5,324,819
China Three Gorges Renewables Group Co Ltd A Shares (China)	1,839,600	1,077,861
China Yangtze Power Co Ltd A Shares (China)	1,560,400	6,328,917
Datang International Power Generation Co Ltd A Shares (China)	786,800	335,766
GD Power Development Co Ltd A Shares (China)	1,145,300	704,216
Hanergy Mobile Energy Holding Group Co Ltd (b)(f)	1,618,000	1
Huadian Power International Corp Ltd A Shares (China)	543,900	427,193
Huaneng Lancang River Hydropower Inc A Shares (China) (b)	345,600	453,948
Huaneng Power International Inc A Shares (China)	613,800	604,319
Huaneng Power International Inc H Shares	4,478,000	2,777,243
SDIC Power Holdings Co Ltd A Shares (China)	509,000	1,053,137
Shenergy Co Ltd A Shares (China)	312,200	378,789
Shenzhen Energy Group Co Ltd A Shares (China)	303,560	267,237
Sichuan Chuantou Energy Co Ltd A Shares (China)	309,100	722,015
Wintime Energy Group Co Ltd A Shares (China)	1,403,400	258,587
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	711,500	513,933
		31,439,229
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	4,272,000	1,349,528
Guangdong Investment Ltd	3,128,000	2,532,859
		3,882,387
TOTAL UTILITIES		53,938,742

TOTAL CHINA		2,481,154,655
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bancolombia SA	268,558	3,184,128
Bancolombia SA ADR	8,360	337,075
		3,521,203
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	470,781	2,428,791
TOTAL COLOMBIA		5,949,994
CZECH REPUBLIC - 0.2%
Financials - 0.1%
Banks - 0.1%
Komercni Banka AS	80,643	3,898,874
Moneta Money Bank AS (c)(d)	269,621	1,657,278
		5,556,152
Utilities - 0.1%
Electric Utilities - 0.1%
CEZ AS	171,376	8,682,348
TOTAL CZECH REPUBLIC		14,238,500
EGYPT - 0.1%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	1,426,042	981,929
Financials - 0.1%
Banks - 0.1%
Commercial International Bank - Egypt (CIB)	2,434,240	3,877,640
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	774,713	791,478
TOTAL EGYPT		5,651,047
GREECE - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	174,030	3,296,346
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
OPAP SA	196,762	4,362,189
Specialty Retail - 0.0%
FF Group (b)(f)	1,035	0
JUMBO SA	122,372	3,853,890
		3,853,890
TOTAL CONSUMER DISCRETIONARY		8,216,079

Financials - 0.4%
Banks - 0.4%
Alpha Services and Holdings SA	2,378,268	5,798,767
Eurobank Ergasias Services and Holdings SA	2,735,332	7,762,941
National Bank of Greece SA	924,186	9,730,485
Piraeus Financial Holdings SA	1,130,118	6,346,779
		29,638,972
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Metlen Energy & Metals SA	113,989	5,371,909
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	195,756	2,920,608
TOTAL GREECE		49,443,914
HONG KONG - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Sino Biopharmaceutical Ltd	10,999,000	5,545,166
Industrials - 0.0%
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (b)	2,517,200	1,960,375
Marine Transportation - 0.0%
Orient Overseas International Ltd	140,500	1,965,580
TOTAL INDUSTRIALS		3,925,955

TOTAL HONG KONG		9,471,121
HUNGARY - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	436,721	3,687,073
Financials - 0.2%
Banks - 0.2%
OTP Bank Nyrt	238,050	17,523,786
Health Care - 0.1%
Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	148,368	4,488,471
TOTAL HUNGARY		25,699,330
INDIA - 19.0%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
Indus Towers Ltd (b)	1,259,784	6,062,832
Tata Communications Ltd	120,942	2,273,793
		8,336,625
Interactive Media & Services - 0.1%
Info Edge India Ltd	75,574	6,313,137
Wireless Telecommunication Services - 0.7%
Bharti Airtel Ltd	2,723,433	59,992,686
Vodafone Idea Ltd (b)	25,804,762	2,167,456
		62,160,142
TOTAL COMMUNICATION SERVICES		76,809,904

Consumer Discretionary - 2.4%
Automobile Components - 0.3%
Balkrishna Industries Ltd	82,277	2,598,021
Bharat Forge Ltd	280,002	3,662,860
Bosch Ltd	7,860	2,733,454
MRF Ltd	2,487	3,952,449
Samvardhana Motherson International Ltd	3,365,768	5,306,832
Sona Blw Precision Forgings Ltd (c)(d)	464,395	2,640,028
Tube Investments of India Ltd	113,198	3,876,298
		24,769,942
Automobiles - 1.2%
Bajaj Auto Ltd	71,212	6,756,466
Eicher Motors Ltd	145,713	9,582,396
Hero MotoCorp Ltd	127,360	5,762,577
Hyundai Motor India Ltd	172,669	3,480,229
Mahindra & Mahindra Ltd	991,333	34,300,338
Maruti Suzuki India Ltd	133,685	19,351,849
Tata Motors Ltd	2,153,310	16,387,473
TVS Motor Co Ltd	252,525	7,969,373
		103,590,701
Hotels, Restaurants & Leisure - 0.4%
Eternal Ltd (b)	7,693,186	21,027,586
Indian Hotels Co Ltd/The	907,956	8,436,680
Jubilant Foodworks Ltd	385,399	3,254,456
		32,718,722
Household Durables - 0.1%
Dixon Technologies India Ltd (c)	38,288	7,453,943
Specialty Retail - 0.1%
Trent Ltd	192,701	11,762,719
Textiles, Apparel & Luxury Goods - 0.3%
Kalyan Jewellers India Ltd	438,067	2,671,914
Page Industries Ltd	6,513	3,506,595
Siemens Energy India Ltd (f)	94,559	2,769,924
Titan Co Ltd	377,687	15,068,883
		24,017,316
TOTAL CONSUMER DISCRETIONARY		204,313,343

Consumer Staples - 1.3%
Beverages - 0.2%
United Spirits Ltd	309,142	5,708,871
Varun Beverages Ltd	1,437,668	8,863,955
		14,572,826
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (b)(c)(d)	172,911	8,562,783
Food Products - 0.4%
Britannia Industries Ltd	115,219	7,407,625
Marico Ltd	550,044	4,618,152
Nestle India Ltd	358,777	10,126,909
Tata Consumer Products Ltd	630,840	8,692,802
		30,845,488
Personal Care Products - 0.5%
Colgate-Palmolive India Ltd	144,407	4,419,195
Dabur India Ltd	565,038	3,258,638
Godrej Consumer Products Ltd	434,748	6,475,186
Hindustan Unilever Ltd	874,160	24,236,338
		38,389,357
Tobacco - 0.2%
ITC Ltd	3,191,083	16,045,303
TOTAL CONSUMER STAPLES		108,415,757

Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Bharat Petroleum Corp Ltd	1,617,032	5,918,016
Coal India Ltd	1,968,355	8,956,215
Hindustan Petroleum Corp Ltd	1,018,864	4,553,639
Indian Oil Corp Ltd	3,009,621	4,900,149
Oil & Natural Gas Corp Ltd	3,345,395	9,667,048
Oil India Ltd	518,542	2,516,548
Petronet LNG Ltd	796,931	2,954,685
Reliance Industries Ltd	6,474,732	107,362,723
		146,829,023
Financials - 5.7%
Banks - 4.1%
AU Small Finance Bank Ltd (c)(d)	386,902	3,102,083
Axis Bank Ltd	2,435,603	34,118,136
Bank of Baroda	1,100,167	3,251,044
Canara Bank	1,925,697	2,216,869
HDFC Bank Ltd	6,016,963	136,483,650
ICICI Bank Ltd	5,598,145	93,973,167
IDFC First Bank Ltd (b)	3,807,689	2,926,197
IndusInd Bank Ltd	612,415	6,074,021
Kotak Mahindra Bank Ltd	1,162,483	30,341,245
Punjab National Bank	2,439,224	2,888,293
State Bank of India	1,898,202	17,704,412
Union Bank of India Ltd	1,622,086	2,412,320
Yes Bank Ltd (b)	14,977,151	3,139,296
		338,630,733
Capital Markets - 0.1%
BSE Ltd	70,460	5,321,564
HDFC Asset Management Co Ltd (c)(d)	102,156	5,286,821
		10,608,385
Consumer Finance - 0.7%
Bajaj Finance Ltd	296,203	30,182,542
Cholamandalam Investment and Finance Co Ltd	447,313	7,901,057
Muthoot Finance Ltd	128,138	3,294,274
SBI Cards & Payment Services Ltd	303,817	3,138,791
Shriram Finance Ltd	1,500,029	10,855,530
Sundaram Finance Ltd	70,299	4,380,099
		59,752,293
Financial Services - 0.4%
Bajaj Finserv Ltd	407,572	9,401,246
Bajaj Holdings & Investment Ltd	28,381	4,029,449
Jio Financial Services Ltd (b)	3,039,253	9,374,043
Power Finance Corp Ltd	1,580,013	7,632,740
REC Ltd	1,400,357	6,980,566
		37,418,044
Insurance - 0.4%
HDFC Life Insurance Co Ltd (c)(d)	1,029,843	9,041,979
ICICI Lombard General Insurance Co Ltd (c)(d)	257,828	5,720,643
ICICI Prudential Life Insurance Co Ltd (c)(d)	383,299	2,780,210
PB Fintech Ltd (b)	365,786	7,018,824
SBI Life Insurance Co Ltd (c)(d)	479,392	10,012,449
		34,574,105
TOTAL FINANCIALS		480,983,560

Health Care - 1.1%
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd	107,061	8,837,013
Max Healthcare Institute Ltd	826,720	10,711,529
		19,548,542
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd	126,984	9,153,746
Pharmaceuticals - 0.8%
Alkem Laboratories Ltd	44,513	2,693,015
Aurobindo Pharma Ltd (b)	277,504	4,039,464
Cipla Ltd/India	558,301	10,231,332
Dr Reddy's Laboratories Ltd	621,002	8,705,280
Lupin Ltd	242,421	6,020,131
Mankind Pharma Ltd (b)	131,442	3,826,405
Sun Pharmaceutical Industries Ltd	1,020,377	22,100,482
Torrent Pharmaceuticals Ltd	125,963	4,947,053
Zydus Lifesciences Ltd	267,134	2,808,636
		65,371,798
TOTAL HEALTH CARE		94,074,086

Industrials - 1.6%
Aerospace & Defense - 0.3%
Bharat Electronics Ltd	3,885,624	14,433,074
Hindustan Aeronautics Ltd (c)	213,232	11,292,044
		25,725,118
Building Products - 0.0%
Astral Ltd	142,508	2,264,966
Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp Ltd	254,680	2,264,149
Construction & Engineering - 0.5%
Larsen & Toubro Ltd	716,454	28,320,657
Rail Vikas Nigam Ltd (c)	553,153	2,292,921
Voltas Ltd	246,055	3,601,493
		34,215,071
Electrical Equipment - 0.4%
ABB India Ltd	56,291	3,672,502
Bharat Heavy Electricals Ltd	1,109,311	2,970,336
CG Power & Industrial Solutions Ltd	650,011	4,810,773
Havells India Ltd	266,421	5,038,061
Polycab India Ltd	55,915	3,643,780
Suzlon Energy Ltd (b)	10,156,866	6,763,408
		26,898,860
Ground Transportation - 0.0%
Container Corp Of India Ltd	257,700	2,055,493
Industrial Conglomerates - 0.0%
Siemens Ltd	94,559	3,238,556
Machinery - 0.1%
Ashok Leyland Ltd	1,561,507	4,163,092
Cummins India Ltd	147,419	5,054,733
Thermax Limited	44,379	1,726,324
		10,944,149
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (b)(c)(d)	201,378	12,531,117
Trading Companies & Distributors - 0.1%
Adani Enterprises Ltd	171,827	4,673,187
Transportation Infrastructure - 0.1%
Adani Ports & Special Economic Zone Ltd	574,387	8,252,317
GMR Airports Ltd (b)	2,820,180	2,903,373
		11,155,690
TOTAL INDUSTRIALS		135,966,356

Information Technology - 1.9%
IT Services - 1.8%
HCL Technologies Ltd	1,009,564	18,699,912
Infosys Ltd	3,531,134	62,338,485
LTIMindtree Ltd (c)(d)	78,636	4,261,749
Mphasis Ltd	110,642	3,226,997
Persistent Systems Ltd	115,917	7,285,314
Tata Consultancy Services Ltd	961,548	39,197,062
Tech Mahindra Ltd	571,824	10,156,982
Wipro Ltd	2,780,333	7,930,115
		153,096,616
Software - 0.1%
Oracle Financial Services Software Ltd	23,030	2,376,546
Tata Elxsi Ltd	36,436	2,485,899
		4,862,445
TOTAL INFORMATION TECHNOLOGY		157,959,061

Materials - 1.4%
Chemicals - 0.4%
Asian Paints Ltd	408,120	11,705,131
PI Industries Ltd	80,666	3,470,071
Pidilite Industries Ltd	162,299	5,826,745
Solar Industries India Ltd	28,895	4,494,321
SRF Ltd	141,840	5,048,001
Supreme Industries Ltd	67,428	2,820,490
UPL Ltd	478,250	3,787,713
UPL Ltd	57,616	309,238
		37,461,710
Construction Materials - 0.4%
Ambuja Cements Ltd	654,507	4,167,091
Grasim Industries Ltd	280,183	9,079,784
Shree Cement Ltd	9,594	3,368,312
UltraTech Cement Ltd	122,738	16,890,670
		33,505,857
Metals & Mining - 0.6%
APL Apollo Tubes Ltd	191,751	3,660,414
Hindalco Industries Ltd	1,434,142	10,585,308
Jindal Stainless Ltd	350,524	2,420,256
Jindal Steel & Power Ltd	434,031	4,605,071
JSW Steel Ltd	650,455	7,935,960
NMDC Ltd	3,267,497	2,503,312
Tata Steel Ltd	7,967,506	13,243,769
Vedanta Ltd	1,454,407	7,212,108
		52,166,198
TOTAL MATERIALS		123,133,765

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
DLF Ltd	789,798	6,291,196
Godrej Properties Ltd (b)	160,161	4,086,077
Macrotech Developers Ltd (c)(d)	317,820	4,993,807
Oberoi Realty Ltd	135,188	2,620,801
Phoenix Mills Ltd/The	208,985	4,107,961
Prestige Estates Projects Ltd	183,077	2,974,892
		25,074,734
Utilities - 0.7%
Electric Utilities - 0.3%
Power Grid Corp of India Ltd	4,944,012	17,932,000
Tata Power Co Ltd/The	1,698,284	7,706,537
Torrent Power Ltd	187,360	3,406,309
		29,044,846
Gas Utilities - 0.1%
GAIL India Ltd	2,445,626	5,459,877
Independent Power and Renewable Electricity Producers - 0.3%
Adani Power Ltd (b)	615,109	3,859,772
JSW Energy Ltd	464,501	2,632,221
NHPC Ltd	3,202,075	3,241,001
NTPC Ltd	4,640,451	19,414,773
		29,147,767
TOTAL UTILITIES		63,652,490

TOTAL INDIA		1,617,212,079
INDONESIA - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telkom Indonesia Persero Tbk PT	52,573,800	8,286,615
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
GoTo Gojek Tokopedia Tbk PT Class A (b)	948,188,808	4,837,674
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	19,805,200	2,563,875
Food Products - 0.1%
Charoen Pokphand Indonesia Tbk PT	7,806,400	2,226,025
Indofood CBP Sukses Makmur Tbk PT	2,470,000	1,688,019
Indofood Sukses Makmur Tbk PT	4,644,200	2,240,234
		6,154,278
TOTAL CONSUMER STAPLES		8,718,153

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	14,684,500	1,682,112
United Tractors Tbk PT	1,583,300	2,163,769
		3,845,881
Financials - 0.7%
Banks - 0.7%
Bank Central Asia Tbk PT	58,953,700	31,345,129
Bank Mandiri Persero Tbk PT	39,662,500	11,712,637
Bank Negara Indonesia Persero Tbk PT	15,842,900	3,992,399
Bank Rakyat Indonesia Persero Tbk PT	72,472,485	16,785,337
		63,835,502
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	22,237,700	1,832,944
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	21,484,100	6,209,462
Materials - 0.1%
Chemicals - 0.1%
Barito Pacific Tbk PT	24,842,030	1,114,402
Chandra Asri Pacific Tbk PT	8,270,100	3,928,759
		5,043,161
Metals & Mining - 0.0%
Amman Mineral Internasional PT (b)	6,926,100	2,974,271
TOTAL MATERIALS		8,017,432

TOTAL INDONESIA		105,583,663
KOREA (SOUTH) - 8.8%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	226,537	1,908,862
Entertainment - 0.2%
HYBE Co Ltd	24,337	4,570,350
Krafton Inc (b)	30,566	7,985,837
NCSoft Corp	14,006	1,438,753
		13,994,940
Interactive Media & Services - 0.4%
Kakao Corp	330,107	8,850,063
NAVER Corp	151,544	21,279,380
		30,129,443
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	56,400	2,150,446
TOTAL COMMUNICATION SERVICES		48,183,691

Consumer Discretionary - 0.7%
Automobile Components - 0.2%
Hankook Tire & Technology Co Ltd	79,223	2,296,381
Hyundai Mobis Co Ltd	64,286	12,042,303
		14,338,684
Automobiles - 0.4%
Hyundai Motor Co	144,619	19,339,157
Kia Corp	253,740	16,092,958
		35,432,115
Hotels, Restaurants & Leisure - 0.0%
Hanjin Kal Corp	24,785	1,377,311
Household Durables - 0.1%
Coway Co Ltd	58,825	3,614,457
LG Electronics Inc	113,124	5,666,685
		9,281,142
TOTAL CONSUMER DISCRETIONARY		60,429,252

Consumer Staples - 0.2%
Food Products - 0.0%
CJ CheilJedang Corp	8,807	1,478,173
Orion Corp/Republic of Korea	25,206	2,180,348
		3,658,521
Personal Care Products - 0.1%
Amorepacific Corp	31,040	2,716,680
LG H&H Co Ltd	9,675	2,287,709
		5,004,389
Tobacco - 0.1%
KT&G Corp	99,877	8,044,975
TOTAL CONSUMER STAPLES		16,707,885

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
HD Hyundai Co Ltd	46,223	2,551,126
S-Oil Corp	48,058	1,751,761
SK Innovation Co Ltd	72,288	4,791,610
		9,094,497
Financials - 1.2%
Banks - 0.8%
Hana Financial Group Inc	305,378	13,820,542
Industrial Bank of Korea	297,928	3,208,771
KakaoBank Corp	177,481	2,776,178
KB Financial Group Inc	397,417	25,064,772
Shinhan Financial Group Co Ltd	454,889	16,405,988
Woori Financial Group Inc	671,000	8,338,540
		69,614,791
Capital Markets - 0.1%
Korea Investment Holdings Co Ltd	44,454	2,590,129
Mirae Asset Securities Co Ltd	249,655	2,070,959
NH Investment & Securities Co Ltd	156,746	1,691,090
		6,352,178
Financial Services - 0.1%
Meritz Financial Group Inc	101,462	8,845,619
Insurance - 0.2%
DB Insurance Co Ltd	48,922	3,145,354
Samsung Fire & Marine Insurance Co Ltd	32,733	8,618,169
Samsung Life Insurance Co Ltd	85,000	5,150,421
		16,913,944
TOTAL FINANCIALS		101,726,532

Health Care - 0.7%
Biotechnology - 0.3%
Alteogen Inc (b)	42,500	10,461,566
Celltrion Inc	167,252	18,928,636
		29,390,202
Health Care Equipment & Supplies - 0.1%
HLB Inc (b)	125,683	5,001,711
Life Sciences Tools & Services - 0.2%
Samsung Biologics Co Ltd (b)(c)(d)	18,918	13,971,928
Pharmaceuticals - 0.1%
SK Biopharmaceuticals Co Ltd (b)	33,282	2,490,616
Yuhan Corp	59,850	4,786,435
		7,277,051
TOTAL HEALTH CARE		55,640,892

Industrials - 1.6%
Aerospace & Defense - 0.3%
Hanwha Aerospace Co Ltd	33,922	19,025,222
Korea Aerospace Industries Ltd	77,793	4,543,940
		23,569,162
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	39,847	3,188,456
Electrical Equipment - 0.6%
Doosan Enerbility Co Ltd (b)	476,645	9,663,947
Ecopro BM Co Ltd (b)	51,968	3,694,097
Ecopro Co Ltd	108,286	3,863,396
Ecopro Materials Co Ltd (b)	25,937	1,007,693
HD Hyundai Electric Co Ltd	24,891	5,405,798
LG Energy Solution Ltd (b)	49,738	11,324,525
LS Electric Co Ltd	15,921	2,294,792
POSCO Future M Co Ltd (b)	32,934	2,885,483
		40,139,731
Industrial Conglomerates - 0.3%
LG Corp	91,858	4,292,795
Samsung C&T Corp	94,463	8,112,763
SK Inc	38,471	3,573,188
SK Square Co Ltd (b)	100,242	6,184,740
		22,163,486
Machinery - 0.4%
Doosan Bobcat Inc	58,655	2,012,456
Hanwha Ocean Co Ltd (b)	97,688	5,386,475
HD Hyundai Heavy Industries Co Ltd	23,580	6,655,447
HD Korea Shipbuilding & Offshore Engineering Co Ltd	45,119	8,613,422
Hyundai Rotem Co Ltd	81,226	6,389,031
Samsung Heavy Industries Co Ltd (b)	701,601	7,173,595
		36,230,426
Marine Transportation - 0.0%
HMM Co Ltd	281,060	3,609,948
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	195,726	2,879,644
Trading Companies & Distributors - 0.0%
Posco International Corp	56,230	1,934,534
TOTAL INDUSTRIALS		133,715,387

Information Technology - 3.4%
Electronic Equipment, Instruments & Components - 0.2%
LG Display Co Ltd (b)	318,921	1,890,792
LG Innotek Co Ltd	15,103	1,481,538
Samsung Electro-Mechanics Co Ltd	59,550	4,903,030
Samsung SDI Co Ltd	58,484	7,227,266
Samsung SDI Co Ltd rights 5/22/2025 (b)	8,270	200,812
		15,703,438
IT Services - 0.0%
Samsung SDS Co Ltd	45,232	4,067,800
Semiconductors & Semiconductor Equipment - 0.9%
Hanmi Semiconductor Co Ltd	46,203	2,467,595
SK Hynix Inc	580,445	72,275,455
		74,743,050
Technology Hardware, Storage & Peripherals - 2.3%
Samsung Electronics Co Ltd	5,077,312	197,698,112
TOTAL INFORMATION TECHNOLOGY		292,212,400

Materials - 0.3%
Chemicals - 0.1%
LG Chem Ltd	52,533	7,945,599
SKC Co Ltd (b)	20,094	1,438,588
		9,384,187
Metals & Mining - 0.2%
Korea Zinc Co Ltd	4,401	2,449,251
POSCO Holdings Inc	74,683	13,620,561
		16,069,812
TOTAL MATERIALS		25,453,999

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	273,240	4,917,798
TOTAL KOREA (SOUTH)		748,082,333
KUWAIT - 0.8%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	2,050,707	3,164,713
Financials - 0.8%
Banks - 0.8%
Boubyan Bank KSCP	1,643,272	3,640,397
Gulf Bank KSCP	2,121,877	2,326,103
Kuwait Finance House KSCP	11,766,450	27,755,770
National Bank of Kuwait SAKP	8,833,528	27,437,255
		61,159,525
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	791,100	2,046,793
TOTAL KUWAIT		66,371,031
LUXEMBOURG - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Zabka Group SA (b)	317,860	1,807,165
Financials - 0.1%
Capital Markets - 0.1%
Reinet Investments SCA (South Africa)	145,257	3,814,770
TOTAL LUXEMBOURG		5,621,935
MALAYSIA - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Berhad	1,213,893	1,913,077
Wireless Telecommunication Services - 0.1%
Axiata Group Berhad	2,852,141	1,388,122
CELCOMDIGI BHD	3,718,300	3,294,685
Maxis Bhd	2,456,800	2,112,407
		6,795,214
TOTAL COMMUNICATION SERVICES		8,708,291

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	2,268,700	1,684,268
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	3,505,550	1,366,710
TOTAL CONSUMER DISCRETIONARY		3,050,978

Consumer Staples - 0.1%
Food Products - 0.1%
IOI Corp Bhd	2,676,900	2,269,267
Kuala Lumpur Kepong Bhd	527,716	2,401,046
Nestle Malaysia Bhd	74,200	1,495,331
PPB Group Bhd	680,120	1,959,661
QL Resources Bhd	1,751,125	1,947,857
SD Guthrie Bhd	2,204,856	2,424,771
		12,497,933
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	316,500	1,447,583
Financials - 0.7%
Banks - 0.7%
AMMB Holdings Bhd	2,640,800	3,159,493
CIMB Group Holdings Bhd	8,551,520	14,126,296
Hong Leong Bank Bhd	694,300	3,218,160
Malayan Banking Bhd	5,779,881	13,393,767
Public Bank Bhd	15,483,100	16,050,613
RHB Bank Bhd	1,628,203	2,511,442
		52,459,771
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	2,357,800	3,778,924
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	4,838,822	4,767,541
Industrial Conglomerates - 0.0%
Sime Darby Bhd	2,890,749	1,393,131
Sunway Bhd	2,668,400	2,812,798
		4,205,929
Marine Transportation - 0.0%
MISC Bhd	1,424,900	2,477,717
TOTAL INDUSTRIALS		11,451,187

Materials - 0.1%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	2,975,300	2,538,742
Metals & Mining - 0.1%
Press Metal Aluminium Holdings Bhd	3,944,200	4,482,856
TOTAL MATERIALS		7,021,598

Utilities - 0.3%
Electric Utilities - 0.2%
Tenaga Nasional Bhd	3,088,400	9,932,728
Gas Utilities - 0.0%
Petronas Gas Bhd	841,630	3,426,984
Multi-Utilities - 0.1%
YTL Corp Bhd	3,540,000	1,574,394
YTL Power International Bhd	2,637,000	2,088,998
		3,663,392
TOTAL UTILITIES		17,023,104

TOTAL MALAYSIA		117,439,369
MEXICO - 2.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series B	19,396,300	16,735,188
Consumer Staples - 0.7%
Beverages - 0.4%
Arca Continental SAB de CV	548,900	5,776,318
Coca-Cola Femsa SAB de CV unit	559,015	5,265,325
Fomento Economico Mexicano SAB de CV unit	1,861,500	19,589,392
		30,631,035
Consumer Staples Distribution & Retail - 0.2%
Grupo Comercial Chedraui SA de CV (e)	305,600	1,976,454
Wal-Mart de Mexico SAB de CV Series V	5,562,200	17,627,839
		19,604,293
Food Products - 0.1%
Alfa SAB de CV Series A	3,831,679	2,799,927
Gruma SAB de CV Series B	193,720	3,702,022
Grupo Bimbo SAB de CV	1,385,000	4,211,394
		10,713,343
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	1,621,000	2,857,549
TOTAL CONSUMER STAPLES		63,806,220

Financials - 0.4%
Banks - 0.4%
Grupo Financiero Banorte SAB de CV	2,758,800	23,707,350
Grupo Financiero Inbursa SAB de CV Series O (b)	1,944,800	4,999,228
		28,706,578
Insurance - 0.0%
Qualitas Controladora SAB de CV	212,000	2,336,156
TOTAL FINANCIALS		31,042,734

Industrials - 0.3%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	599,600	4,168,658
Transportation Infrastructure - 0.3%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	304,100	3,357,886
Grupo Aeroportuario del Pacifico SAB de CV Series B	411,000	8,344,701
Grupo Aeroportuario del Sureste SAB de CV Series B	191,480	6,065,592
Promotora y Operadora de Infraestructura SAB de CV	202,325	2,262,763
		20,030,942
TOTAL INDUSTRIALS		24,199,600

Materials - 0.5%
Construction Materials - 0.1%
Cemex SAB de CV unit	16,109,418	9,939,775
Metals & Mining - 0.4%
Grupo Mexico SAB de CV Series B	3,310,807	17,203,602
Industrias Penoles SAB de CV (b)	211,320	4,214,331
Southern Copper Corp	93,122	8,336,281
		29,754,214
TOTAL MATERIALS		39,693,989

Real Estate - 0.1%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	3,046,900	3,929,329
Industrial REITs - 0.1%
Prologis Property Mexico SA de CV	1,110,385	3,955,044
TOTAL REAL ESTATE		7,884,373

TOTAL MEXICO		183,362,104
NETHERLANDS - 0.0%
Information Technology - 0.0%
Software - 0.0%
Nebius Group NV Class A (Russia) (b)(f)	261,431	0
PERU - 0.2%
Financials - 0.2%
Banks - 0.2%
Credicorp Ltd	71,275	14,411,092
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	175,329	2,482,659
TOTAL PERU		16,893,751
PHILIPPINES - 0.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	78,920	1,840,639
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	475,510	1,955,401
Financials - 0.2%
Banks - 0.2%
Bank of the Philippine Islands	2,241,479	5,626,466
BDO Unibank Inc	2,523,593	7,251,040
Metropolitan Bank & Trust Co	1,910,967	2,635,627
		15,513,133
Industrials - 0.2%
Industrial Conglomerates - 0.1%
Ayala Corp	265,215	2,850,018
SM Investments Corp	233,680	3,641,680
		6,491,698
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	1,078,000	6,600,691
TOTAL INDUSTRIALS		13,092,389

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	7,023,040	3,154,089
SM Prime Holdings Inc	10,752,700	4,699,152
		7,853,241
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	299,110	3,056,079
TOTAL PHILIPPINES		43,310,882
POLAND - 1.0%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA (e)	68,988	4,250,778
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(c)(d)	617,153	5,382,343
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	1,185	4,827,969
TOTAL CONSUMER DISCRETIONARY		10,210,312

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Dino Polska SA (b)(c)(d)	52,098	7,288,496
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	618,385	11,162,456
Financials - 0.6%
Banks - 0.5%
Bank Polska Kasa Opieki SA (b)	195,317	9,732,650
mBank SA (b)	15,848	3,450,641
Powszechna Kasa Oszczednosci Bank Polski SA	930,260	17,813,463
Santander Bank Polska SA	43,472	6,638,369
		37,635,123
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	643,124	10,011,354
TOTAL FINANCIALS		47,646,477

Materials - 0.1%
Metals & Mining - 0.1%
KGHM Polska Miedz SA	148,645	4,701,380
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	955,569	2,081,099
TOTAL POLAND		87,340,998
QATAR - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	843,740	3,003,260
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Qatar Fuel QSC	634,387	2,613,514
Qatar Gas Transport Co Ltd	2,948,892	3,708,590
		6,322,104
Financials - 0.6%
Banks - 0.6%
Al Rayan Bank	6,415,883	3,933,054
Commercial Bank of Qatar	3,442,505	4,065,579
Dukhan Bank	1,934,704	1,859,781
Qatar International Islamic Bank QSC	1,042,663	3,035,492
Qatar Islamic Bank QPSC	1,883,480	10,920,149
Qatar National Bank QPSC	4,908,144	22,511,949
		46,326,004
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Industries Qatar QSC	1,604,628	5,535,328
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	6,000,424	2,323,702
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	2,281,628	1,754,616
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	467,091	1,961,500
TOTAL QATAR		67,226,514
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	645,114	4,945,888
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (b)(c)(f)	100,000	1
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (Russia) (b)(f)	40,002	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	8,473,436	1
Gazprom PJSC ADR (b)(f)	863,533	9
LUKOIL PJSC (b)(f)	334,533	0
LUKOIL PJSC ADR (b)(f)	15,032	0
Rosneft Oil Co PJSC (b)(f)	857,494	0
Rosneft Oil Co PJSC GDR (b)(c)(f)	150,200	2
Surgutneftegas PAO (b)(f)	5,613,549	0
Surgutneftegas PAO ADR (b)(f)	73,333	1
Tatneft PJSC (b)(f)	1,103,564	0
		13
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	9,313,306	1
VTB Bank PJSC (b)(f)	476,163	0
VTB Bank PJSC GDR (b)(c)(f)	221,738	3
		4
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(f)	1,311,841	0
TOTAL FINANCIALS		4

Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(c)(f)	749	0
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	2,234,923	0
GMK Norilskiy Nickel PAO (b)(f)	4,844,200	0
GMK Norilskiy Nickel PAO ADR (United Kingdom) (b)(f)	59,247	1
Novolipetsk Steel PJSC (b)(f)	1,258,902	0
Novolipetsk Steel PJSC GDR (b)(c)(f)	3,783	0
Polyus PJSC (b)(f)	267,420	0
Polyus PJSC GDR (b)(c)(f)	5,226	0
Severstal PAO (b)(f)	155,372	0
Severstal PAO GDR (b)(c)(f)	26,165	0
United Co RUSAL International PJSC (Russia) (b)(f)	2,596,470	0
		1
TOTAL MATERIALS		1

Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(f)	31,187,844	4
TOTAL RUSSIA		23
SAUDI ARABIA - 3.9%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
Saudi Telecom Co	2,124,656	26,962,137
Media - 0.0%
Saudi Research & Media Group (b)	38,116	1,760,005
Wireless Telecommunication Services - 0.1%
Etihad Etisalat Co	399,603	6,690,323
TOTAL COMMUNICATION SERVICES		35,412,465

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Jarir Marketing Co	623,613	2,098,134
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	41,410	1,254,129
Food Products - 0.1%
Almarai Co JSC	520,710	7,329,740
TOTAL CONSUMER STAPLES		8,583,869

Energy - 0.5%
Energy Equipment & Services - 0.0%
Ades Holding Co	362,041	1,461,310
Oil, Gas & Consumable Fuels - 0.5%
Saudi Arabian Oil Co (c)(d)	6,177,367	41,748,425
TOTAL ENERGY		43,209,735

Financials - 1.9%
Banks - 1.7%
Al Rajhi Bank	2,083,743	54,108,044
Alinma Bank	1,302,987	10,073,881
Arab National Bank	957,487	5,488,202
Bank Al-Jazira	666,751	2,399,695
Bank AlBilad	781,068	6,017,906
Banque Saudi Fransi	1,304,334	6,391,357
Riyad Bank	1,563,253	12,815,428
Saudi Awwal Bank	1,070,889	9,992,433
Saudi Investment Bank/The	650,400	2,607,877
Saudi National Bank/The	3,126,236	29,754,229
		139,649,052
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co (b)	51,024	2,492,060
Insurance - 0.2%
Al Rajhi Co for Co-operative Insurance (b)	42,411	1,481,182
Bupa Arabia for Cooperative Insurance Co	87,706	3,928,234
Co for Cooperative Insurance/The	78,203	2,893,821
		8,303,237
TOTAL FINANCIALS		150,444,349

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Dallah Healthcare Co	36,353	1,182,384
Dr Sulaiman Al Habib Medical Services Group Co	93,109	7,109,244
Mouwasat Medical Services Co	104,163	2,013,308
		10,304,936
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	25,442	1,238,542
Information Technology - 0.1%
IT Services - 0.1%
Arabian Internet & Communications Services Co	25,579	1,953,059
Elm Co	25,513	7,038,444
		8,991,503
Materials - 0.6%
Chemicals - 0.4%
SABIC Agri-Nutrients Co	248,000	6,525,707
Sahara International Petrochemical Co	382,413	1,937,068
Saudi Aramco Base Oil Co	54,100	1,432,205
Saudi Basic Industries Corp	957,203	15,566,559
Saudi Industrial Investment Group	391,478	1,578,040
Saudi Kayan Petrochemical Co (b)	779,625	1,199,279
Yanbu National Petrochemical Co	292,423	2,490,813
		30,729,671
Metals & Mining - 0.2%
Saudi Arabian Mining Co (b)	1,414,788	19,273,961
TOTAL MATERIALS		50,003,632

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (b)	563,288	3,288,769
Utilities - 0.2%
Electric Utilities - 0.0%
Saudi Electricity Co	885,473	3,536,274
Independent Power and Renewable Electricity Producers - 0.2%
ACWA Power Co	155,713	13,367,170
TOTAL UTILITIES		16,903,444

TOTAL SAUDI ARABIA		330,479,378
SOUTH AFRICA - 2.8%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd (e)	1,800,624	11,878,480
Vodacom Group Ltd	657,170	4,838,354
		16,716,834
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Naspers Ltd Class N	180,244	47,405,734
Woolworths Holdings Ltd/South Africa	994,705	3,080,170
		50,485,904
Specialty Retail - 0.0%
Pepkor Holdings Ltd (c)(d)	2,537,257	3,658,315
TOTAL CONSUMER DISCRETIONARY		54,144,219

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Bid Corp Ltd (e)	358,148	9,001,233
Clicks Group Ltd	253,131	5,383,571
Shoprite Holdings Ltd	534,924	8,211,107
		22,595,911
Financials - 1.1%
Banks - 0.6%
Absa Group Ltd	903,534	8,293,982
Capitec Bank Holdings Ltd	92,578	17,131,005
Nedbank Group Ltd	492,802	6,714,638
Standard Bank Group Ltd	1,411,809	17,586,468
		49,726,093
Financial Services - 0.3%
FirstRand Ltd	5,370,667	20,970,179
Remgro Ltd	535,115	4,599,378
		25,569,557
Insurance - 0.2%
Discovery Ltd	578,493	6,406,224
Old Mutual Ltd	5,024,060	3,060,149
OUTsurance Group Ltd	902,894	3,706,471
Sanlam Ltd	1,915,828	8,703,042
		21,875,886
TOTAL FINANCIALS		97,171,536

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	403,816	2,643,080
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Bidvest Group Ltd	361,299	4,563,521
Materials - 0.5%
Chemicals - 0.0%
Sasol Ltd (b)	615,284	2,125,230
Metals & Mining - 0.5%
Anglo American Platinum Ltd (e)	98,670	3,378,856
Gold Fields Ltd	951,564	21,342,587
Harmony Gold Mining Co Ltd	607,321	9,542,455
Impala Platinum Holdings Ltd (b)	961,176	5,716,236
Kumba Iron Ore Ltd (e)	68,473	1,190,835
		41,170,969
TOTAL MATERIALS		43,296,199

TOTAL SOUTH AFRICA		241,131,300
TAIWAN - 16.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Chunghwa Telecom Co Ltd	4,038,000	16,292,643
Entertainment - 0.1%
International Games System Co Ltd	270,000	6,986,017
Wireless Telecommunication Services - 0.1%
Far EasTone Telecommunications Co Ltd	1,858,000	4,972,386
Taiwan Mobile Co Ltd	1,926,900	6,827,813
		11,800,199
TOTAL COMMUNICATION SERVICES		35,078,859

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	1,896,937	2,923,998
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	187,000	2,285,397
Specialty Retail - 0.1%
Hotai Motor Co Ltd	325,760	6,328,114
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd (b)	203,613	2,648,670
Feng TAY Enterprise Co Ltd	525,408	1,856,139
Pou Chen Corp	2,348,000	2,413,068
		6,917,877
TOTAL CONSUMER DISCRETIONARY		18,455,386

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
President Chain Store Corp	608,000	4,962,032
Food Products - 0.1%
Uni-President Enterprises Corp	5,134,983	12,315,557
TOTAL CONSUMER STAPLES		17,277,589

Financials - 2.1%
Banks - 1.2%
Chang Hwa Commercial Bank Ltd	6,562,915	3,734,843
CTBC Financial Holding Co Ltd	17,725,826	21,798,849
E.Sun Financial Holding Co Ltd	15,303,678	13,546,903
First Financial Holding Co Ltd	11,936,182	9,485,892
Hua Nan Financial Holdings Co Ltd	9,519,772	8,044,462
Mega Financial Holding Co Ltd	12,624,952	14,921,627
Shanghai Commercial & Savings Bank Ltd/The	4,133,609	6,083,534
SinoPac Financial Holdings Co Ltd	11,465,620	7,646,290
Taishin Financial Holding Co Ltd	12,424,076	6,479,483
Taiwan Business Bank	7,319,391	3,235,198
Taiwan Cooperative Financial Holding Co Ltd	11,335,443	8,640,372
		103,617,453
Financial Services - 0.2%
Chailease Holding Co Ltd	1,597,744	5,737,354
Yuanta Financial Holding Co Ltd	11,005,625	10,761,342
		16,498,696
Insurance - 0.7%
Cathay Financial Holding Co Ltd	10,132,410	18,631,795
Fubon Financial Holding Co Ltd	8,714,223	23,050,324
KGI Financial Holding Co Ltd	16,975,648	8,787,274
Shin Kong Financial Holding Co Ltd (b)	15,852,582	5,838,155
		56,307,548
TOTAL FINANCIALS		176,423,697

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (b)	254,000	4,167,654
Industrials - 0.3%
Electrical Equipment - 0.0%
Fortune Electric Co Ltd	152,600	2,007,307
Voltronic Power Technology Corp	70,000	3,275,834
		5,283,141
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	3,133,705	3,218,289
Marine Transportation - 0.2%
Evergreen Marine Corp Taiwan Ltd	1,150,363	7,438,296
Wan Hai Lines Ltd	744,950	1,932,388
Yang Ming Marine Transport Corp	1,856,000	3,957,385
		13,328,069
Passenger Airlines - 0.1%
China Airlines Ltd	3,087,000	2,029,535
Eva Airways Corp	2,869,000	3,439,159
		5,468,694
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	2,114,000	1,791,123
TOTAL INDUSTRIALS		29,089,316

Information Technology - 13.2%
Communications Equipment - 0.1%
Accton Technology Corp	537,000	9,982,367
Electronic Equipment, Instruments & Components - 1.5%
AUO Corp	6,947,400	2,667,672
Delta Electronics Inc	2,071,381	21,661,011
E Ink Holdings Inc	914,000	6,372,077
Elite Material Co Ltd	312,000	5,419,026
Hon Hai Precision Industry Co Ltd	13,290,869	59,096,521
Innolux Corp	8,086,157	3,456,056
Largan Precision Co Ltd	106,000	7,541,829
Lotes Co Ltd	90,000	3,531,708
Synnex Technology International Corp	1,334,500	2,954,726
Unimicron Technology Corp	1,463,000	4,307,326
Wpg Holding Co Ltd	1,698,200	3,590,594
Yageo Corp	441,085	6,311,729
Zhen Ding Technology Holding Ltd	713,000	2,179,851
		129,090,126
Semiconductors & Semiconductor Equipment - 10.5%
Alchip Technologies Ltd	81,000	5,402,075
ASE Technology Holding Co Ltd	3,516,927	14,956,400
eMemory Technology Inc	67,000	5,384,167
Global Unichip Corp	93,000	2,981,677
Globalwafers Co Ltd	280,000	2,696,900
Jentech Precision Industrial Co Ltd	91,000	2,859,841
MediaTek Inc	1,617,292	68,586,508
Novatek Microelectronics Corp	615,000	9,981,924
Realtek Semiconductor Corp	518,401	8,505,014
Taiwan Semiconductor Manufacturing Co Ltd	26,190,000	740,599,985
United Microelectronics Corp	12,022,000	16,836,201
Vanguard International Semiconductor Corp	1,093,002	3,079,395
		881,870,087
Technology Hardware, Storage & Peripherals - 1.1%
Acer Inc	3,078,994	3,357,775
Advantech Co Ltd	505,100	5,280,946
Asia Vital Components Co Ltd	350,000	5,128,705
Asustek Computer Inc	750,000	13,687,791
Catcher Technology Co Ltd	651,000	4,422,650
Compal Electronics Inc	4,450,000	3,826,785
Gigabyte Technology Co Ltd	570,000	4,106,622
Inventec Corp	2,860,865	3,647,030
Lite-On Technology Corp	2,245,279	6,776,672
Micro-Star International Co Ltd	762,000	3,326,008
Pegatron Corp	2,124,000	5,385,826
Quanta Computer Inc (b)	2,875,000	21,555,853
Wistron Corp	2,925,000	9,366,875
Wiwynn Corp	118,756	7,132,621
		97,002,159
TOTAL INFORMATION TECHNOLOGY		1,117,944,739

Materials - 0.4%
Chemicals - 0.2%
Formosa Chemicals & Fibre Corp	3,736,760	2,914,278
Formosa Plastics Corp	4,399,520	4,678,036
Nan Ya Plastics Corp	5,479,860	5,240,908
		12,833,222
Construction Materials - 0.1%
Asia Cement Corp	2,460,153	3,458,317
TCC Group Holdings Co Ltd	7,230,730	6,706,156
		10,164,473
Metals & Mining - 0.1%
China Steel Corp	12,547,204	8,097,986
TOTAL MATERIALS		31,095,681

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ruentex Development Co Ltd	1,661,555	1,706,895
TOTAL TAIWAN		1,431,239,816
THAILAND - 1.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
True Corp PCL (b)	11,166,179	4,043,152
Wireless Telecommunication Services - 0.2%
Advanced Info Service PCL	1,241,600	10,953,394
TOTAL COMMUNICATION SERVICES		14,996,546

Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Central Retail Corp Pcl	1,852,316	1,311,355
Hotels, Restaurants & Leisure - 0.1%
Minor International PCL	3,481,732	2,802,740
Specialty Retail - 0.0%
Home Product Center PCL	6,056,706	1,534,774
PTT Oil & Retail Business PCL	1,369,300	593,546
PTT Oil & Retail Business PCL depository receipt	1,450,200	628,614
		2,756,934
TOTAL CONSUMER DISCRETIONARY		6,871,029

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
CP ALL PCL	6,121,200	9,426,669
CP AXTRA PCL	2,547,189	1,923,240
CP AXTRA PCL depository receipt	12,615	9,525
		11,359,434
Food Products - 0.0%
Charoen Pokphand Foods PCL	3,875,920	3,070,507
TOTAL CONSUMER STAPLES		14,429,941

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
PTT Exploration & Production PCL	1,440,639	4,288,098
PTT PCL	10,514,000	9,751,942
		14,040,040
Financials - 0.1%
Banks - 0.1%
Kasikornbank PCL	606,200	2,895,334
Krung Thai Bank PCL	3,575,670	2,333,680
SCB X PCL	861,500	3,070,227
TMBThanachart Bank PCL	24,815,200	1,359,549
TMBThanachart Bank PCL depository receipt	101,100	5,539
		9,664,329
Consumer Finance - 0.0%
Krungthai Card PCL	923,400	1,288,042
TOTAL FINANCIALS		10,952,371

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bangkok Dusit Medical Services PCL	11,673,000	8,372,384
Bumrungrad Hospital Pcl	594,100	2,927,496
Bumrungrad Hospital Pcl depository receipt	21,300	104,958
		11,404,838
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Airports of Thailand PCL	4,508,600	5,149,524
Bangkok Expressway & Metro PCL	7,038,700	1,244,684
		6,394,208
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Delta Electronics Thailand PCL	3,305,600	9,690,968
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The	893,150	4,268,395
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	2,067,000	3,125,445
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Gulf Development PCL	4,734,560	6,973,695
TOTAL THAILAND		103,147,476
TURKEY - 0.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	1,278,191	2,985,066
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	74,865	1,722,130
Consumer Staples - 0.1%
Beverages - 0.0%
Coca-Cola Icecek AS	891,974	1,207,225
Consumer Staples Distribution & Retail - 0.1%
BIM Birlesik Magazalar AS	483,629	5,666,141
TOTAL CONSUMER STAPLES		6,873,366

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	1,025,633	3,322,438
Financials - 0.1%
Banks - 0.1%
Akbank TAS	3,316,543	4,178,553
Haci Omer Sabanci Holding AS	1,115,082	2,121,841
Turkiye Is Bankasi AS Class C	9,305,586	2,489,886
Yapi ve Kredi Bankasi AS (b)	3,593,306	2,124,540
		10,914,820
Industrials - 0.3%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,456,489	5,107,866
Industrial Conglomerates - 0.0%
KOC Holding AS	809,112	2,894,284
Turkiye Sise ve Cam Fabrikalari AS	1,302,396	1,157,091
		4,051,375
Passenger Airlines - 0.2%
Pegasus Hava Tasimaciligi AS	266,460	1,542,910
Turk Hava Yollari AO (b)	587,427	4,337,634
		5,880,544
TOTAL INDUSTRIALS		15,039,785

Materials - 0.0%
Chemicals - 0.0%
Sasa Polyester Sanayi AS	11,724,973	1,288,400
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	3,716,784	2,172,443
TOTAL MATERIALS		3,460,843

TOTAL TURKEY		44,318,448
UNITED ARAB EMIRATES - 1.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Emirates Telecommunications Group Co PJSC	3,696,758	17,512,310
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	3,131,094	1,918,014
Specialty Retail - 0.1%
Abu Dhabi National Oil Co for Distribution PJSC	3,319,267	3,045,406
TOTAL CONSUMER DISCRETIONARY		4,963,420

Energy - 0.1%
Energy Equipment & Services - 0.1%
ADNOC Drilling Co PJSC	3,402,782	4,539,451
Financials - 0.6%
Banks - 0.6%
Abu Dhabi Commercial Bank PJSC	3,110,788	9,858,176
Abu Dhabi Islamic Bank PJSC	1,545,375	7,699,422
Dubai Islamic Bank PJSC	3,081,120	6,341,669
Emirates NBD Bank PJSC	2,014,803	11,272,431
First Abu Dhabi Bank PJSC	4,698,085	19,211,619
		54,383,317
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Multiply Group PJSC (b)	3,567,744	2,078,646
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC	4,095,587	9,210,206
Emaar Development PJSC	1,062,622	3,862,186
Emaar Properties PJSC	7,047,311	25,134,365
		38,206,757
TOTAL UNITED ARAB EMIRATES		121,683,901
UNITED KINGDOM - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Anglogold Ashanti Plc (South Africa)	535,072	22,324,810
UNITED STATES - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
JBS S/A	824,500	6,404,053
Health Care - 0.0%
Biotechnology - 0.0%
Legend Biotech Corp ADR (b)	78,285	2,736,061
TOTAL UNITED STATES		9,140,114
TOTAL COMMON STOCKS (Cost $7,379,482,169)		8,375,443,747

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bancolombia SA	450,696	4,629,010
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Hyundai Motor Co	25,410	2,672,547
Hyundai Motor Co Series 2	36,925	3,955,753
		6,628,300
Consumer Staples - 0.0%
Personal Care Products - 0.0%
LG H&H Co Ltd	744	67,426
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd	874,605	28,812,099
TOTAL KOREA (SOUTH)		35,507,825
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	5,794,540	1
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $46,574,007)		40,136,836

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	151,347,874	151,378,143
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	40,828,607	40,832,690
TOTAL MONEY MARKET FUNDS (Cost $192,210,833)			192,210,833

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (g) (Cost $6,815,631)	4.25	6,838,000	6,815,557

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $7,625,082,640)	8,614,606,973
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(101,349,166)
NET ASSETS - 100.0%	8,513,257,807

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	1,828	Jun 2025	101,454,000	3,199,444	3,199,444

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $522,319,441 or 6.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $497,684,648 or 5.8% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,632,745.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	286,114,064	678,663,070	813,398,991	5,304,610	-	-	151,378,143	151,347,874	0.3%
Fidelity Securities Lending Cash Central Fund	41,979,310	168,648,035	169,794,655	435,121	-	-	40,832,690	40,828,607	0.1%
Total	328,093,374	847,311,105	983,193,646	5,739,731	-	-	192,210,833

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	854,548,785	161,246,713	693,302,071	1
Consumer Discretionary	1,155,246,953	290,984,481	861,492,548	2,769,924
Consumer Staples	421,250,622	201,601,674	219,648,947	1
Energy	367,197,294	179,389,270	187,808,011	13
Financials	2,078,794,422	1,037,648,759	1,041,145,659	4
Health Care	287,338,291	80,700,161	206,638,130	-
Industrials	542,553,903	144,703,677	397,850,226	-
Information Technology	1,800,678,852	41,758,599	1,758,920,253	-
Materials	493,318,802	221,553,778	271,765,023	1
Real Estate	143,429,585	102,495,577	40,934,008	-
Utilities	231,086,238	113,042,520	118,043,713	5

Non-Convertible Preferred Stocks
Consumer Discretionary	6,628,300	-	6,628,300	-
Consumer Staples	67,426	-	67,426	-
Energy	1	-	-	1
Financials	4,629,010	4,629,010	-	-
Information Technology	28,812,099	-	28,812,099	-

U.S. Treasury Obligations	6,815,557	-	6,815,557	-

Money Market Funds	192,210,833	192,210,833	-	-
Total Investments in Securities:	8,614,606,973	2,771,965,052	5,839,871,971	2,769,950
Derivative Instruments:

Assets
Futures Contracts	3,199,444	3,199,444	-	-
Total Assets	3,199,444	3,199,444	-	-
Total Derivative Instruments:	3,199,444	3,199,444	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,199,444	0
Total Equity Risk	3,199,444	0
Total Value of Derivatives	3,199,444	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Emerging Markets Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $38,005,687) - See accompanying schedule:
Unaffiliated issuers (cost $7,432,871,807)	$8,422,396,140
Fidelity Central Funds (cost $192,210,833)	192,210,833

Total Investment in Securities (cost $7,625,082,640)		$8,614,606,973
Foreign currency held at value (cost $17,804,640)		18,179,895
Receivable for investments sold		101,270
Receivable for fund shares sold		7,610,496
Dividends receivable		11,783,424
Distributions receivable from Fidelity Central Funds		530,263
Receivable for daily variation margin on futures contracts		220,811
Other receivables		305,230
Total assets		8,653,338,362
Liabilities
Payable for fund shares redeemed	$17,830,726
Accrued management fee	511,692
Deferred taxes	80,890,533
Other payables and accrued expenses	18,396
Collateral on securities loaned	40,829,208
Total liabilities		140,080,555
Net Assets		$8,513,257,807
Net Assets consist of:
Paid in capital		$8,697,492,489
Total accumulated earnings (loss)		(184,234,682)
Net Assets		$8,513,257,807
Net Asset Value, offering price and redemption price per share ($8,513,257,807 ÷ 779,510,092 shares)		$10.92
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$100,250,831
Interest		138,735
Income from Fidelity Central Funds (including $435,121 from security lending)		5,739,731
Income before foreign taxes withheld		$106,129,297
Less foreign taxes withheld		(10,276,003)
Total income		95,853,294
Expenses
Management fee	$3,095,541
Independent trustees' fees and expenses	10,686
Total expenses before reductions	3,106,227
Expense reductions	(101,183)
Total expenses after reductions		3,005,044
Net Investment income (loss)		92,848,250
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(102,002,133)
Foreign currency transactions	(713,100)
Futures contracts	(1,257,106)
Total net realized gain (loss)		(103,972,339)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $3,003,835)	67,702,324
Assets and liabilities in foreign currencies	1,355,577
Futures contracts	1,637,633
Total change in net unrealized appreciation (depreciation)		70,695,534
Net gain (loss)		(33,276,805)
Net increase (decrease) in net assets resulting from operations		$59,571,445
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,848,250	$199,733,141
Net realized gain (loss)	(103,972,339)	(223,188,396)
Change in net unrealized appreciation (depreciation)	70,695,534	1,536,316,475
Net increase (decrease) in net assets resulting from operations	59,571,445	1,512,861,220
Distributions to shareholders	(211,222,349)	(186,938,129)

Share transactions
Proceeds from sales of shares	1,658,003,481	2,618,882,038
Reinvestment of distributions	164,309,386	145,618,506
Cost of shares redeemed	(1,376,302,785)	(2,182,911,933)

Net increase (decrease) in net assets resulting from share transactions	446,010,082	581,588,611
Total increase (decrease) in net assets	294,359,178	1,907,511,702

Net Assets
Beginning of period	8,218,898,629	6,311,386,927
End of period	$8,513,257,807	$8,218,898,629

Other Information
Shares
Sold	155,014,878	250,081,513
Issued in reinvestment of distributions	15,227,932	14,859,031
Redeemed	(128,971,263)	(208,876,486)
Net increase (decrease)	41,271,547	56,064,058

Financial Highlights
Fidelity® Emerging Markets Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.13	$9.25	$8.56	$12.64	$11.07	$10.48
Income from Investment Operations
Net investment income (loss) A,B	.12	.28	.29	.32	.28	.22
Net realized and unrealized gain (loss)	(.05)	1.87	.63	(4.14)	1.48	.65
Total from investment operations	.07	2.15	.92	(3.82)	1.76	.87
Distributions from net investment income	(.28)	(.27)	(.23)	(.26)	(.19)	(.28)
Total distributions	(.28)	(.27)	(.23)	(.26)	(.19)	(.28)
Net asset value, end of period	$10.92	$11.13	$9.25	$8.56	$12.64	$11.07
Total Return C,D	.68%	23.63%	10.74%	(30.81)%	15.95%	8.54%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.07% G,H	.07% H	.08%	.08%	.07% H	.08%
Expenses net of fee waivers, if any	.07 % G,H	.07% H	.08%	.08%	.07% H	.08%
Expenses net of all reductions, if any	.07% G,H	.07% H	.07%	.07%	.07% H	.07%
Net investment income (loss)	2.24% G	2.68%	2.93%	2.97%	2.17%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$8,513,258	$8,218,899	$6,311,387	$5,234,644	$6,441,516	$3,400,765
Portfolio turnover rate I	3 % G	5%	7%	8%	5%	10%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Global ex U.S. Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
AUSTRALIA - 4.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	1,647,999	4,756,286
Interactive Media & Services - 0.1%
CAR Group Ltd	153,609	3,278,676
REA Group Ltd	21,536	3,421,635
		6,700,311
TOTAL COMMUNICATION SERVICES		11,456,597

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	465,235	23,306,523
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	230,834	9,858,700
Lottery Corp/The	897,768	2,991,836
		12,850,536
TOTAL CONSUMER DISCRETIONARY		36,157,059

Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd	327,125	1,869,844
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	545,898	7,413,189
Woolworths Group Ltd	502,982	10,151,506
		17,564,695
TOTAL CONSUMER STAPLES		19,434,539

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Santos Ltd	1,320,299	5,075,709
Woodside Energy Group Ltd	780,179	10,169,741
		15,245,450
Financials - 1.7%
Banks - 1.3%
ANZ Group Holdings Ltd	1,221,709	23,361,836
Commonwealth Bank of Australia	685,752	73,093,717
National Australia Bank Ltd	1,260,261	29,100,307
Westpac Banking Corp	1,407,018	29,526,518
		155,082,378
Capital Markets - 0.2%
ASX Ltd	80,842	3,660,682
Macquarie Group Ltd	148,586	18,361,524
		22,022,206
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	102,887	2,448,975
Insurance - 0.2%
Insurance Australia Group Ltd	964,747	5,067,306
Medibank Pvt Ltd	1,114,118	3,314,194
QBE Insurance Group Ltd	613,250	8,475,068
Suncorp Group Ltd	440,727	5,731,253
		22,587,821
TOTAL FINANCIALS		202,141,380

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	26,632	4,664,079
Health Care Providers & Services - 0.0%
Sonic Healthcare Ltd	189,577	3,165,361
Health Care Technology - 0.0%
Pro Medicus Ltd (b)	23,455	3,439,214
TOTAL HEALTH CARE		11,268,654

Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	567,604	7,459,259
Passenger Airlines - 0.0%
Qantas Airways Ltd	310,297	1,754,395
Professional Services - 0.0%
Computershare Ltd	215,819	5,639,655
Trading Companies & Distributors - 0.0%
Reece Ltd	92,360	931,385
SGH Ltd	82,555	2,699,935
		3,631,320
Transportation Infrastructure - 0.2%
Transurban Group unit	1,277,680	11,513,649
TOTAL INDUSTRIALS		29,998,278

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	74,942	4,261,424
Materials - 1.1%
Metals & Mining - 1.1%
BHP Group Ltd	2,079,479	49,561,578
BlueScope Steel Ltd	177,916	2,725,045
Fortescue Ltd	694,830	7,175,985
Glencore PLC	4,252,211	13,941,877
Northern Star Resources Ltd	556,454	6,835,302
Rio Tinto Ltd	152,120	11,381,194
Rio Tinto PLC	462,313	27,548,961
South32 Ltd	1,837,930	3,167,296
		122,337,238
Real Estate - 0.3%
Diversified REITs - 0.0%
GPT Group/The unit	775,821	2,299,809
Stockland unit	987,143	3,469,055
		5,768,864
Industrial REITs - 0.2%
Goodman Group unit	833,456	15,955,549
Retail REITs - 0.1%
Scentre Group unit	2,122,330	4,916,895
Vicinity Ltd unit	1,578,573	2,387,359
		7,304,254
TOTAL REAL ESTATE		29,028,667

Utilities - 0.0%
Electric Utilities - 0.0%
Origin Energy Ltd	701,556	4,781,811
Gas Utilities - 0.0%
Apa Group unit	545,832	2,872,154
TOTAL UTILITIES		7,653,965

TOTAL AUSTRALIA		488,983,251
AUSTRIA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	60,796	3,137,842
Financials - 0.1%
Banks - 0.1%
Erste Group Bank AG	126,356	8,509,816
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	171,227	2,585,441
Mondi PLC (South Africa)	7,637	114,957
		2,700,398
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	28,172	2,160,622
TOTAL AUSTRIA		16,508,678
BELGIUM - 0.5%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	8,769	1,745,397
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	368,498	24,287,328
Food Products - 0.0%
Lotus Bakeries NV	166	1,590,929
TOTAL CONSUMER STAPLES		25,878,257

Financials - 0.1%
Banks - 0.1%
KBC Group NV	93,484	8,584,526
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	34,511	2,834,445
Sofina SA	6,276	1,746,158
		4,580,603
Insurance - 0.0%
Ageas SA/NV	62,635	3,920,322
TOTAL FINANCIALS		17,085,451

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	51,875	9,470,237
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	29,979	2,126,682
TOTAL BELGIUM		56,306,024
BRAZIL - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	338,800	1,659,032
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	346,800	1,158,006
TOTAL COMMUNICATION SERVICES		2,817,038

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Vibra Energia SA	411,751	1,364,003
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	1,917,600	4,923,118
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	535,264	1,871,252
Food Products - 0.0%
BRF SA	206,400	825,578
Personal Care Products - 0.0%
Natura & Co Holding SA (c)	369,503	619,186
TOTAL CONSUMER STAPLES		8,239,134

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA	1,841,200	9,729,715
Petroleo Brasileiro SA	1,522,809	8,599,954
PRIO SA/Brazil (c)	333,800	1,982,749
Ultrapar Participacoes SA	298,400	937,503
		21,249,921
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	2,179,144	5,272,046
Banco Bradesco SA	671,415	1,446,905
Banco do Brasil SA	694,000	3,537,777
Itau Unibanco Holding SA	2,189,793	13,728,771
Itausa SA	2,425,059	4,572,237
Itausa SA	31,593	59,455
NU Holdings Ltd/Cayman Islands Class A (c)	1,308,378	16,263,139
		44,880,330
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	2,200,198	5,229,936
Banco BTG Pactual SA unit	478,200	3,211,228
XP Inc Class A	150,321	2,420,168
		10,861,332
Insurance - 0.0%
BB Seguridade Participacoes SA	287,900	2,169,719
Caixa Seguridade Participacoes S/A	243,800	702,813
		2,872,532
TOTAL FINANCIALS		58,614,194

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (d)(e)	327,692	1,848,885
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA (c)	286,100	3,272,797
Electrical Equipment - 0.1%
WEG SA	691,300	5,437,677
Ground Transportation - 0.0%
Localiza Rent a Car SA	381,542	2,888,213
Rumo SA	532,300	1,819,621
		4,707,834
Transportation Infrastructure - 0.0%
CCR SA	401,500	951,547
TOTAL INDUSTRIALS		14,369,855

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	227,700	1,509,400
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	67,478	2,174,157
Containers & Packaging - 0.0%
Klabin SA unit	334,930	1,093,583
Metals & Mining - 0.3%
Gerdau SA	562,048	1,484,560
Vale SA	1,489,986	13,878,164
Wheaton Precious Metals Corp	186,399	15,563,897
		30,926,621
Paper & Forest Products - 0.0%
Suzano SA	287,038	2,532,949
TOTAL MATERIALS		36,727,310

Utilities - 0.1%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras SA	490,580	3,799,193
Centrais Eletricas Brasileiras SA Series B	112,007	951,886
Cia Energetica de Minas Gerais	727,426	1,403,543
Cia Paranaense de Energia - Copel Series B	471,400	957,727
CPFL Energia SA	89,600	602,948
Energisa S/A unit	107,000	866,159
Equatorial Energia SA	479,662	3,111,170
		11,692,626
Independent Power and Renewable Electricity Producers - 0.0%
Engie Brasil Energia SA	75,850	555,595
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	194,000	3,893,229
TOTAL UTILITIES		16,141,450

TOTAL BRAZIL		162,881,190
CANADA - 7.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc	30,018	667,163
Quebecor Inc Class B	65,113	1,786,286
TELUS Corp	204,927	3,154,324
		5,607,773
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	148,171	3,862,807
TOTAL COMMUNICATION SERVICES		9,470,580

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	110,718	3,846,941
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A (b)	21,628	2,367,063
Dollarama Inc	114,584	14,138,066
		16,505,129
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	124,814	8,042,382
Restaurant Brands International Inc (United States) (b)	1,480	95,312
		8,137,694
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	57,307	2,640,877
TOTAL CONSUMER DISCRETIONARY		31,130,641

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc	310,930	16,229,888
Empire Co Ltd Class A	52,940	1,966,145
George Weston Ltd	23,982	4,672,541
Loblaw Cos Ltd	61,887	10,046,649
Metro Inc/CN	86,002	6,627,631
		39,542,854
Food Products - 0.0%
Saputo Inc	104,228	2,033,754
TOTAL CONSUMER STAPLES		41,576,608

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
ARC Resources Ltd	240,834	4,456,460
Cameco Corp	178,581	8,061,146
Canadian Natural Resources Ltd	865,115	24,825,148
Cenovus Energy Inc	557,742	6,566,192
Enbridge Inc	892,641	41,744,208
Imperial Oil Ltd	73,262	4,941,704
Keyera Corp (b)	92,248	2,863,261
Pembina Pipeline Corp	239,325	9,148,722
Suncor Energy Inc	513,847	18,148,274
TC Energy Corp	425,717	21,508,189
Tourmaline Oil Corp	146,047	6,451,663
		148,714,967
Financials - 3.0%
Banks - 1.9%
Bank of Montreal	299,000	28,648,564
Bank of Nova Scotia/The	509,302	25,483,572
Canadian Imperial Bank of Commerce	386,166	24,355,965
National Bank of Canada	160,625	14,107,409
Royal Bank of Canada	578,997	69,495,600
Toronto Dominion Bank	717,001	45,815,043
		207,906,153
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	144,586	7,714,889
Brookfield Corp Class A	560,930	30,133,815
IGM Financial Inc	34,070	1,082,697
Onex Corp Subordinate Voting Shares	25,299	1,791,263
TMX Group Ltd	114,927	4,657,603
		45,380,267
Insurance - 0.7%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	8,268	12,908,180
Great-West Lifeco Inc	113,619	4,418,334
iA Financial Corp Inc	38,174	3,708,300
Intact Financial Corp	73,174	16,251,040
Manulife Financial Corp	708,607	21,716,702
Power Corp of Canada Subordinate Voting Shares	228,068	8,632,372
Sun Life Financial Inc	235,194	14,015,078
		81,650,006
TOTAL FINANCIALS		334,936,426

Industrials - 0.8%
Aerospace & Defense - 0.0%
CAE Inc (c)	129,310	3,235,095
Commercial Services & Supplies - 0.1%
Element Fleet Management Corp	164,181	3,595,404
RB Global Inc	75,801	7,633,161
		11,228,565
Construction & Engineering - 0.1%
Stantec Inc	46,317	4,065,252
WSP Global Inc	53,659	9,511,181
		13,576,433
Ground Transportation - 0.5%
Canadian National Railway Co	218,968	21,205,874
Canadian Pacific Kansas City Ltd	382,460	27,778,703
TFI International Inc	32,600	2,650,139
		51,634,716
Passenger Airlines - 0.0%
Air Canada (c)	71,316	722,678
Professional Services - 0.1%
Thomson Reuters Corp	64,582	12,017,424
Trading Companies & Distributors - 0.0%
Toromont Industries Ltd	33,158	2,805,418
TOTAL INDUSTRIALS		95,220,329

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (c)	47,745	4,073,875
IT Services - 0.5%
CGI Inc Class A	82,836	8,783,524
Shopify Inc Class A (c)	496,955	47,265,878
		56,049,402
Software - 0.3%
Constellation Software Inc/Canada	8,254	29,746,671
Constellation Software Inc/Canada warrants 3/31/2040 (c)(f)	7,326	1
Descartes Systems Group Inc/The (c)	34,758	3,660,356
Open Text Corp	107,711	2,915,838
		36,322,866
TOTAL INFORMATION TECHNOLOGY		96,446,143

Materials - 0.7%
Chemicals - 0.1%
Nutrien Ltd	201,364	11,495,246
Containers & Packaging - 0.0%
CCL Industries Inc Class B	61,436	3,210,394
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA	205,673	24,173,217
Barrick Gold Corp	709,098	13,522,549
Franco-Nevada Corp	79,030	13,581,168
Kinross Gold Corp	500,267	7,384,617
Pan American Silver Corp	147,573	3,715,551
Teck Resources Ltd Class B	194,602	6,613,306
		68,990,408
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	22,673	1,678,684
TOTAL MATERIALS		85,374,732

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	16,431	2,883,828
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc (b)	122,053	5,493,536
Fortis Inc/Canada	204,715	10,137,744
Hydro One Ltd (d)(e)	135,503	5,213,317
		20,844,597
Gas Utilities - 0.0%
AltaGas Ltd	120,675	3,571,406
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	57,027	1,625,265
Multi-Utilities - 0.0%
Canadian Utilities Ltd Class A	56,023	1,568,205
TOTAL UTILITIES		27,609,473

TOTAL CANADA		873,363,727
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	263,592	1,196,908
Specialty Retail - 0.0%
Empresas Copec SA	163,561	1,122,777
TOTAL CONSUMER DISCRETIONARY		2,319,685

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	534,379	1,828,500
Financials - 0.0%
Banks - 0.0%
Banco de Chile	18,208,350	2,672,919
Banco de Credito e Inversiones SA	35,572	1,408,770
Banco Santander Chile	27,179,782	1,643,319
		5,725,008
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	89,131,306	1,407,252
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B	57,873	1,992,480
Metals & Mining - 0.2%
Antofagasta PLC	160,537	3,493,765
Lundin Mining Corp	305,980	2,503,594
		5,997,359
Paper & Forest Products - 0.0%
Empresas Cmpc SA	459,888	721,239
TOTAL MATERIALS		8,711,078

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	8,791,707	863,303
Enel Chile SA	11,135,099	787,897
		1,651,200
TOTAL CHILE		21,642,723
CHINA - 8.6%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (d)(e)	1,788,200	2,591,594
Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	65,500	136,706
China Ruyi Holdings Ltd (b)(c)	2,568,000	675,476
Kingsoft Corp Ltd	387,600	1,929,104
Mango Excellent Media Co Ltd A Shares (China)	41,100	128,572
Netease Inc	792,995	17,046,499
Tencent Music Entertainment Group Class A ADR	304,623	4,088,041
		24,004,398
Interactive Media & Services - 1.6%
Autohome Inc Class A ADR	26,670	727,558
Baidu Inc A Shares (c)	936,194	10,323,430
Bilibili Inc Z Shares (c)	93,891	1,648,167
Kanzhun Ltd ADR (c)	108,664	1,662,559
Kuaishou Technology B Shares (c)(d)(e)	1,102,600	7,335,881
Kunlun Tech Co Ltd A Shares (China)	29,900	131,183
Tencent Holdings Ltd	2,646,100	162,076,151
		183,904,929
Media - 0.0%
China Literature Ltd (c)(d)(e)	171,600	596,294
Focus Media Information Technology Co Ltd A Shares (China)	317,140	314,432
Jiangsu Phoenix Publishing & Media Corp Ltd A Shares (China)	87,500	141,333
		1,052,059
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	761,300	557,139
TOTAL COMMUNICATION SERVICES		212,110,119

Consumer Discretionary - 2.8%
Automobile Components - 0.0%
Bethel Automotive Safety Systems Co Ltd A Shares (China)	16,740	132,904
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	6,100	111,315
Fuyao Glass Industry Group Co Ltd A Shares (China)	95,600	763,959
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	201,200	1,422,949
Huayu Automotive Systems Co Ltd A Shares (China)	67,031	164,347
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	13,300	190,962
Ningbo Tuopu Group Co Ltd A Shares (China)	44,205	319,267
Sailun Group Co Ltd A Shares (China)	95,200	160,066
Shandong Linglong Tyre Co Ltd A Shares (China)	33,300	65,256
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	49,000	112,542
		3,443,567
Automobiles - 0.4%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China)	54,200	272,233
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (c)	156,500	159,346
BYD Co Ltd A Shares (China)	37,500	1,822,925
BYD Co Ltd H Shares	507,500	24,104,345
Chongqing Changan Automobile Co Ltd A Shares (China)	188,290	317,632
Geely Automobile Holdings Ltd	2,488,000	5,248,295
Great Wall Motor Co Ltd A Shares (China)	69,400	215,532
Great Wall Motor Co Ltd H Shares	937,000	1,343,473
Guangzhou Automobile Group Company Ltd A Shares (China)	52,400	57,789
Guangzhou Automobile Group Company Ltd H Shares (b)	238,000	84,391
Li Auto Inc A Shares (c)	507,464	6,183,284
NIO Inc A Shares (b)(c)	638,946	2,559,262
SAIC Motor Corp Ltd A Shares (China)	185,200	414,231
Seres Group Co Ltd A Shares (China)	36,500	655,303
XPeng Inc A Shares (c)	504,326	4,694,779
Yadea Group Holdings Ltd (d)(e)	500,516	906,087
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)(e)	212,100	1,521,915
		50,560,822
Broadline Retail - 1.6%
Alibaba Group Holding Ltd	6,627,612	98,950,455
CCOOP Group Co Ltd A Shares (China) (c)	452,000	167,525
JD.com Inc A Shares	1,000,417	16,288,217
MINISO Group Holding Ltd A Shares (b)	179,820	808,459
PDD Holdings Inc Class A ADR (c)	284,530	30,037,832
Prosus NV Class N	560,613	26,284,120
Vipshop Holdings Ltd Class A ADR	134,807	1,836,071
		174,372,679
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	125,300	263,906
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	596,210	2,920,946
TAL Education Group Class A ADR (c)	170,813	1,494,614
		4,415,560
Hotels, Restaurants & Leisure - 0.5%
H World Group Ltd ADR	85,284	2,920,124
Haidilao International Holding Ltd (d)(e)	686,000	1,558,528
Meituan B Shares (c)(d)(e)	2,016,610	33,389,896
Tongcheng Travel Holdings Ltd (e)	524,400	1,386,121
TravelSky Technology Ltd H Shares	384,000	535,726
Trip.com Group Ltd	253,605	15,277,371
Yum China Holdings Inc	154,978	6,712,097
		61,779,863
Household Durables - 0.1%
Beijing Roborock Technology Co Ltd A Shares (China)	5,098	135,953
Ecovacs Robotics Co Ltd A Shares (China)	15,200	107,610
Gree Electric Appliances Inc of Zhuhai A Shares (China)	64,900	406,756
Haier Smart Home Co Ltd A Shares (China)	235,229	803,090
Haier Smart Home Co Ltd H Shares	914,200	2,653,036
Hangzhou GreatStar Industrial Co Ltd A Shares (China)	24,100	77,234
Hisense Home Appliances Group Co Ltd A Shares (China)	97,000	366,630
Hisense Home Appliances Group Co Ltd H Shares (b)	47,000	143,019
Midea Group Co Ltd A Shares (China)	68,600	694,690
Midea Group Co Ltd H Shares	136,700	1,296,390
Oppein Home Group Inc A Shares (China)	14,460	131,561
Sichuan Changhong Electric Co Ltd A Shares (China)	115,800	167,305
Zhejiang Supor Co Ltd A Shares (China)	12,100	93,585
		7,076,859
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	50,200	437,679
Chow Tai Fook Jewellery Group Ltd (b)	798,400	1,068,569
HLA Group Corp Ltd A Shares (China)	113,400	129,462
Pop Mart International Group Ltd (d)(e)	218,400	5,457,466
Zhongsheng Group Holdings Ltd	334,000	504,729
		7,597,905
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	523,000	6,200,661
Bosideng International Holdings Ltd	1,962,000	1,016,974
Li Ning Co Ltd	956,000	1,812,007
Shenzhou International Group Holdings Ltd	333,200	2,311,383
		11,341,025
TOTAL CONSUMER DISCRETIONARY		320,852,186

Consumer Staples - 0.3%
Beverages - 0.2%
Anhui Gujing Distillery Co Ltd A Shares (China)	3,400	76,878
Anhui Gujing Distillery Co Ltd B Shares	56,802	869,242
Anhui Yingjia Distillery Co Ltd A Shares (China)	19,800	119,604
Beijing Yanjing Brewery Co Ltd A Shares (China)	64,000	114,336
China Resources Beer Holdings Co Ltd	651,662	2,302,277
Chongqing Brewery Co Ltd A Shares (China)	15,800	125,475
Eastroc Beverage Group Co Ltd A Shares (China)	13,010	511,643
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	27,900	181,839
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	35,800	337,785
Kweichow Moutai Co Ltd A Shares (China)	30,900	6,575,519
Luzhou Laojiao Co Ltd A Shares (China)	35,300	600,821
Nongfu Spring Co Ltd H Shares (d)(e)	816,200	3,767,595
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	29,320	823,132
Tsingtao Brewery Co Ltd A Shares (China)	35,500	363,305
Tsingtao Brewery Co Ltd H Shares	234,000	1,656,429
Wuliangye Yibin Co Ltd A Shares (China)	95,400	1,688,792
		20,114,672
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)(c)	2,266,000	1,472,567
JD Health International Inc (c)(d)(e)	462,100	2,210,520
Yifeng Pharmacy Chain Co Ltd A Shares (China)	26,062	101,507
Yonghui Superstores Co Ltd A Shares (China) (c)	228,900	161,006
		3,945,600
Food Products - 0.1%
Angel Yeast Co Ltd A Shares (China)	19,600	94,990
China Feihe Ltd (d)(e)	1,489,000	1,128,903
China Huishan Dairy Holdings Co Ltd (c)(f)	397,000	1
China Mengniu Dairy Co Ltd	1,265,000	3,167,556
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	118,377	682,677
Guangdong Haid Group Co Ltd A Shares (China)	36,900	281,422
Hebei Yangyuan Zhihui Beverage Co Ltd A Shares (China)	28,200	94,143
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	93,600	321,543
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	148,200	606,541
Muyuan Foods Co Ltd A Shares (China)	134,740	735,230
New Hope Liuhe Co Ltd A Shares (China) (c)	103,800	136,996
Tingyi Cayman Islands Holding Corp	790,000	1,430,141
Want Want China Holdings Ltd	1,988,000	1,304,724
Wens Foodstuff Group Co Ltd A Shares (China)	149,200	347,779
Wilmar International Ltd	781,893	1,833,914
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	38,400	167,906
		12,334,466
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (d)(e)	125,000	1,289,391
Hengan International Group Co Ltd	280,000	756,357
		2,045,748
Tobacco - 0.0%
Smoore International Holdings Ltd (b)(d)(e)	758,000	1,315,524
TOTAL CONSUMER STAPLES		39,756,010

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	780,000	610,475
CNOOC Energy Technology & Services Ltd A Shares (China)	150,500	82,193
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	24,000	103,677
		796,345
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	849,000	876,849
China Merchants Energy Shipping Co Ltd A Shares (China)	190,000	152,702
China Petroleum & Chemical Corp A Shares (China)	924,000	719,405
China Petroleum & Chemical Corp H Shares	9,650,000	4,939,721
China Shenhua Energy Co Ltd A Shares (China)	135,500	713,896
China Shenhua Energy Co Ltd H Shares	1,423,000	5,357,625
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	107,700	152,089
COSCO SHIPPING Energy Transportation Co Ltd H Shares (b)	450,000	357,419
Guanghui Energy Co Ltd A Shares (China)	151,500	120,693
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	67,700	166,192
Inner Mongolia Yitai Coal Co Ltd B Shares	438,900	872,879
PetroChina Co Ltd A Shares (China)	525,000	577,112
PetroChina Co Ltd H Shares	8,680,000	6,647,997
Shaanxi Coal Industry Co Ltd A Shares (China)	231,600	610,802
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	126,970	111,924
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	67,600	101,567
Yankuang Energy Group Co Ltd A Shares (China)	173,485	291,147
Yankuang Energy Group Co Ltd H Shares	1,250,500	1,307,643
		24,077,662
TOTAL ENERGY		24,874,007

Financials - 1.5%
Banks - 1.1%
Agricultural Bank of China Ltd A Shares (China)	2,154,700	1,606,332
Agricultural Bank of China Ltd H Shares	11,268,000	6,886,678
Bank of Beijing Co Ltd A Shares (China)	471,716	389,319
Bank of Changsha Co Ltd A Shares (China)	104,200	129,839
Bank of Chengdu Co Ltd A Shares (China)	77,600	181,314
Bank of China Ltd A Shares (China)	1,010,800	768,403
Bank of China Ltd H Shares	28,933,000	16,190,781
Bank of Communications Co Ltd A Shares (China)	863,500	887,420
Bank of Communications Co Ltd H Shares	3,652,000	3,202,022
Bank of Hangzhou Co Ltd A Shares (China)	161,980	327,735
Bank of Jiangsu Co Ltd A Shares (China)	459,730	642,804
Bank of Nanjing Co Ltd A Shares (China)	279,500	400,621
Bank of Ningbo Co Ltd A Shares (China)	160,040	526,468
Bank of Shanghai Co Ltd A Shares (China)	388,820	555,366
Bank of Suzhou Co Ltd A Shares (China)	79,200	87,622
BOC Hong Kong Holdings Ltd	1,505,649	6,251,212
China CITIC Bank Corp Ltd A Shares (China)	200,300	198,659
China CITIC Bank Corp Ltd H Shares	3,440,000	2,718,964
China Construction Bank Corp A Shares (China)	706,442	879,782
China Construction Bank Corp H Shares	38,797,000	31,915,631
China Everbright Bank Co Ltd A Shares (China)	324,600	168,790
China Everbright Bank Co Ltd H Shares	2,408,000	1,046,336
China Merchants Bank Co Ltd A Shares (China)	491,900	2,757,578
China Merchants Bank Co Ltd H Shares	1,616,251	8,846,492
China Minsheng Banking Corp Ltd A Shares (China)	801,300	438,983
China Minsheng Banking Corp Ltd H Shares	2,836,300	1,331,184
China Zheshang Bank Co Ltd A Shares (China)	508,950	209,432
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	243,400	229,474
CNPC Capital Co Ltd A Shares (China)	223,000	210,695
Huaxia Bank Co Ltd A Shares (China)	308,900	309,063
Industrial & Commercial Bank of China Ltd A Shares (China)	1,790,200	1,725,515
Industrial & Commercial Bank of China Ltd H Shares	28,133,000	19,298,000
Industrial Bank Co Ltd A Shares (China)	506,100	1,453,790
Ping An Bank Co Ltd A Shares (China)	528,200	793,163
Postal Savings Bank of China Co Ltd A Shares (China)	436,700	307,465
Postal Savings Bank of China Co Ltd H Shares (d)(e)	4,010,000	2,471,479
Shanghai Pudong Development Bank Co Ltd A Shares (China)	737,500	1,111,227
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	252,300	291,555
		117,747,193
Capital Markets - 0.1%
BOC International China Co Ltd A Shares (China)	54,800	74,408
Caitong Securities Co Ltd A Shares (China)	146,470	146,988
Capital Securities Co Ltd A Shares (China)	43,900	114,273
Changjiang Securities Co Ltd A Shares (China)	163,600	144,440
China Galaxy Securities Co Ltd A Shares (China)	198,800	427,341
China Galaxy Securities Co Ltd H Shares	1,418,500	1,287,617
China Great Wall Securities Co Ltd A Shares (China)	134,000	142,448
China International Capital Corp Ltd A Shares (China)	61,100	275,693
China International Capital Corp Ltd H Shares (d)(e)	656,400	1,129,039
China Merchants Securities Co Ltd A Shares (China)	187,830	424,380
CITIC Securities Co Ltd A Shares (China)	224,030	771,252
CITIC Securities Co Ltd H Shares	727,175	1,805,843
CSC Financial Co Ltd A Shares (China)	103,100	329,483
Dongxing Securities Co Ltd A Shares (China)	92,500	127,594
East Money Information Co Ltd A Shares (China)	383,689	1,087,028
Everbright Securities Co Ltd A Shares (China)	86,400	191,308
Founder Securities Co Ltd A Shares (China)	186,400	191,064
GF Securities Co Ltd A Shares (China)	139,500	299,372
GF Securities Co Ltd H Shares	11,000	14,354
Guolian Minsheng Securities Co Ltd A Shares (China)	55,900	74,872
Guosen Securities Co Ltd A Shares (China)	151,000	225,691
Guotai Haitong Securities Co Ltd A Shares (China)	182,066	432,167
Guotai Haitong Securities Co Ltd H Shares (d)(e)	984,520	1,406,530
Guoyuan Securities Co Ltd A Shares (China)	132,300	135,669
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	13,000	460,693
Huatai Securities Co Ltd A Shares (China)	66,400	146,720
Huatai Securities Co Ltd H Shares (d)(e)	697,400	1,034,105
Industrial Securities Co Ltd A Shares (China)	186,940	148,779
Nanjing Securities Co Ltd A Shares (China)	88,600	94,313
Orient Securities Co Ltd/China A Shares (China)	168,708	212,649
SDIC Capital Co Ltd A Shares (China)	212,000	199,496
Shenwan Hongyuan Group Co Ltd A Shares (China)	549,400	356,660
Sinolink Securities Co Ltd A Shares (China)	92,300	103,168
SooChow Securities Co Ltd A Shares (China)	96,649	103,906
Southwest Securities Co Ltd A Shares (China)	132,600	75,104
Tianfeng Securities Co Ltd A Shares (China) (c)	210,000	112,667
Western Securities Co Ltd A Shares (China)	93,900	97,297
Zheshang Securities Co Ltd A Shares (China)	89,300	129,040
Zhongtai Securities Co Ltd A Shares (China)	239,500	201,143
		14,734,594
Consumer Finance - 0.0%
Qifu Technology Inc Class A ADR	48,232	1,978,959
Financial Services - 0.0%
Far East Horizon Ltd	814,000	630,788
Insurance - 0.3%
China Life Insurance Co Ltd A Shares (China)	34,700	173,135
China Life Insurance Co Ltd H Shares	3,118,000	5,708,856
China Pacific Insurance Group Co Ltd A Shares (China)	160,200	657,684
China Pacific Insurance Group Co Ltd H Shares	1,100,600	2,994,309
China Taiping Insurance Holdings Co Ltd	576,177	799,378
New China Life Insurance Co Ltd A Shares (China)	49,500	327,804
New China Life Insurance Co Ltd H Shares	385,100	1,407,704
People's Insurance Co Group of China Ltd/The A Shares (China)	140,700	136,637
People's Insurance Co Group of China Ltd/The H Shares	3,778,000	2,235,936
PICC Property & Casualty Co Ltd H Shares	2,836,933	5,230,819
Ping An Insurance Group Co of China Ltd A Shares (China)	321,392	2,243,100
Ping An Insurance Group Co of China Ltd H Shares	2,686,500	16,078,801
		37,994,163
TOTAL FINANCIALS		173,085,697

Health Care - 0.3%
Biotechnology - 0.1%
Akeso Inc (b)(c)(d)(e)	258,000	2,869,217
Beigene Ltd H Shares (c)	312,771	6,320,946
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	47,160	123,768
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China)	26,146	235,337
Chongqing Zhifei Biological Products Co Ltd A Shares (China)	58,000	150,711
Hualan Biological Engineering Inc A Shares (China)	41,350	93,132
Imeik Technology Development Co Ltd A Shares (China)	7,320	173,895
Innovent Biologics Inc (c)(d)(e)	496,500	3,440,981
Shanghai RAAS Blood Products Co Ltd A Shares (China)	153,600	141,878
		13,549,865
Health Care Equipment & Supplies - 0.0%
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	34,900	165,424
Shandong Weigao Group Medical Polymer Co Ltd H Shares	974,800	717,689
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	21,938	400,378
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	30,000	906,250
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	16,900	121,769
		2,311,510
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	241,269	431,098
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	45,000	163,674
Huadong Medicine Co Ltd A Shares (China)	38,660	206,393
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	108,300	267,344
Shanghai Pharmaceuticals Holding Co Ltd H Shares	220,600	302,075
Sinopharm Group Co Ltd H Shares	554,400	1,311,014
		2,681,598
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)(c)	470,000	661,767
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	4,600	28,275
Hangzhou Tigermed Consulting Co Ltd H Shares (d)(e)	12,600	43,459
Pharmaron Beijing Co Ltd A Shares (China)	12,300	39,302
Pharmaron Beijing Co Ltd H Shares (d)(e)	52,500	91,386
Wuxi Apptec Co Ltd A Shares (China)	51,948	423,459
Wuxi Apptec Co Ltd H Shares (b)(d)(e)	136,700	1,060,202
Wuxi Biologics Cayman Inc (c)(d)(e)	1,433,500	4,214,220
		6,562,070
Pharmaceuticals - 0.1%
Beijing Tong Ren Tang Co Ltd A Shares (China)	29,200	146,283
Changchun High-Tech Industry Group Co Ltd A Shares (China) (c)	8,700	105,226
China Resources Pharmaceutical Group Ltd (d)(e)	792,000	500,387
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	28,470	161,062
CSPC Innovation Pharmaceutical Co Ltd A Shares (China) (c)	37,020	213,431
CSPC Pharmaceutical Group Ltd	3,306,640	2,613,557
Dong-E-E-Jiao Co Ltd A Shares (China)	13,300	99,406
Hansoh Pharmaceutical Group Co Ltd (d)(e)	486,000	1,510,212
Hubei Jumpcan Pharmaceutical Co Ltd A Shares (China)	33,600	121,514
Humanwell Healthcare Group Co Ltd A Shares (China)	38,100	109,282
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	152,548	1,070,761
Kangmei Pharmaceutical Co Ltd rights (c)(f)	2,749	0
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	106,500	191,974
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	23,200	130,497
Shijiazhuang Yiling Pharmaceutical Co Ltd A Shares (China)	38,060	71,938
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	37,000	184,368
Yunnan Baiyao Group Co Ltd A Shares (China)	41,480	326,652
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	13,898	392,109
		7,948,659
TOTAL HEALTH CARE		33,053,702

Industrials - 0.4%
Aerospace & Defense - 0.0%
AECC Aero-Engine Control Co Ltd A Shares (China)	27,900	68,678
AECC Aviation Power Co Ltd A Shares (China)	63,700	287,752
AviChina Industry & Technology Co Ltd H Shares	1,145,000	525,582
AVICOPTER PLC A Shares (China) (c)	17,100	83,483
Kuang-Chi Technologies Co Ltd A Shares (China)	52,200	303,131
		1,268,626
Air Freight & Logistics - 0.0%
JD Logistics Inc (c)(d)(e)	813,400	1,283,720
SF Holding Co Ltd A Shares (China)	126,100	754,616
YTO Express Group Co Ltd A Shares (China)	74,000	133,320
ZTO Express Cayman Inc A Shares	174,091	3,242,250
		5,413,906
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	36,100	139,017
Commercial Services & Supplies - 0.0%
Shanghai M&G Stationery Inc A Shares (China)	25,600	103,459
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	35,600	95,332
		198,791
Construction & Engineering - 0.0%
China Communications Services Corp Ltd H Shares	994,000	519,070
China Energy Engineering Corp Ltd A Shares (China)	740,800	224,047
China National Chemical Engineering Co Ltd A Shares (China)	142,400	147,842
China Railway Group Ltd A Shares (China)	811,500	616,049
China Railway Group Ltd H Shares	1,217,000	524,109
China State Construction Engineering Corp Ltd A Shares (China)	989,160	749,668
China State Construction International Holdings Ltd	799,250	1,176,883
Metallurgical Corp of China Ltd A Shares (China)	143,300	56,965
Metallurgical Corp of China Ltd H Shares	660,000	125,097
Power Construction Corp of China Ltd A Shares (China)	390,200	253,401
Sichuan Road and Bridge Group Co Ltd A Shares (China)	155,840	186,172
		4,579,303
Electrical Equipment - 0.2%
China XD Electric Co Ltd A Shares (China)	124,200	106,135
CNGR Advanced Material Co Ltd A Shares (China)	22,840	99,164
Contemporary Amperex Technology Co Ltd A Shares (China)	108,180	3,454,840
Dongfang Electric Corp Ltd A Shares (China)	61,400	128,502
Eve Energy Co Ltd A Shares (China)	49,524	279,962
GEM Co Ltd A Shares (China)	118,800	100,030
Goldwind Science & Technology Co Ltd A Shares (China)	103,982	125,130
Goneo Group Co Ltd A Shares (China)	15,080	147,648
Gotion High-Tech Co Ltd A Shares (China)	61,400	174,400
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	82,500	158,277
NARI Technology Co Ltd A Shares (China)	195,505	595,807
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	20,700	143,914
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	36,500	128,397
Shanghai Electric Group Co Ltd A Shares (China) (c)	328,600	330,495
Sieyuan Electric Co Ltd A Shares (China)	16,900	167,442
Sungrow Power Supply Co Ltd A Shares (China)	50,060	417,456
Sunwoda Electronic Co Ltd A Shares (China)	45,300	118,333
TBEA Co Ltd A Shares (China)	116,900	185,391
Zhejiang Chint Electrics Co Ltd A Shares (China)	65,200	199,939
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	50,210	233,954
		7,295,216
Ground Transportation - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	1,202,700	959,931
Daqin Railway Co Ltd A Shares (China)	444,700	396,422
		1,356,353
Industrial Conglomerates - 0.0%
CITIC Ltd	1,685,000	2,057,475
Fosun International Ltd	977,500	507,933
		2,565,408
Machinery - 0.2%
Airtac International Group	58,043	1,591,039
China CSSC Holdings Ltd A Shares (China)	103,500	416,907
CRRC Corp Ltd A Shares (China)	1,080,600	1,042,661
CRRC Corp Ltd H Shares	959,000	591,059
FAW Jiefang Group Co Ltd A Shares (China)	74,400	73,680
Haitian International Holdings Ltd	271,000	626,868
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	32,172	330,900
Ningbo Deye Technology Co Ltd A Shares (China)	15,640	185,741
Sany Heavy Industry Co Ltd A Shares (China)	213,600	555,831
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	22,300	174,180
Shenzhen Inovance Technology Co Ltd A Shares (China)	30,650	301,342
Sinotruk Hong Kong Ltd	292,000	701,800
Weichai Power Co Ltd A Shares (China)	169,500	355,084
Weichai Power Co Ltd H Shares	818,600	1,604,353
XCMG Construction Machinery Co Ltd A Shares (China)	271,800	329,571
Yangzijiang Shipbuildling (Holdings) Ltd (c)	1,050,700	1,799,811
Yutong Bus Co Ltd A Shares (China)	61,700	227,742
Zhejiang Dingli Machinery Co Ltd A Shares (China)	13,500	80,692
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	40,500	149,525
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	29,654	185,225
Zhuzhou CRRC Times Electric Co Ltd H Shares	195,300	784,413
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	186,700	188,279
		12,296,703
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	464,620	917,173
COSCO SHIPPING Holdings Co Ltd H Shares	983,150	1,483,168
SITC International Holdings Co Ltd	550,000	1,521,159
		3,921,500
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (c)	236,900	230,255
Air China Ltd H Shares (b)(c)	110,000	65,669
China Eastern Airlines Corp Ltd A Shares (China) (c)	389,100	197,618
China Southern Airlines Co Ltd A Shares (China) (c)	165,000	127,301
China Southern Airlines Co Ltd H Shares (c)	200,000	82,521
Hainan Airlines Holding Co Ltd A Shares (China) (c)	1,036,100	189,620
Juneyao Airlines Co Ltd A Shares (China)	42,800	73,031
Spring Airlines Co Ltd A Shares (China)	27,400	201,913
		1,167,928
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (d)(e)	84,100	631,650
Xiamen C & D Inc A Shares (China)	65,100	93,267
		724,917
Transportation Infrastructure - 0.0%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	152,100	268,456
China Merchants Port Holdings Co Ltd	510,655	830,944
Jiangsu Expressway Co Ltd H Shares	482,000	599,734
Liaoning Port Co Ltd A Shares (China)	644,300	129,255
Shanghai International Airport Co Ltd A Shares (China)	27,600	121,737
Zhejiang Expressway Co Ltd H Shares	654,880	540,414
		2,490,540
TOTAL INDUSTRIALS		43,418,208

Information Technology - 0.7%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	327,000	1,361,868
Guangzhou Haige Communications Group Inc Co A Shares (China)	60,900	87,009
Hengtong Optic-electric Co Ltd A Shares (China)	52,300	111,035
Suzhou TFC Optical Communication Co Ltd A Shares (China)	13,400	128,586
Yealink Network Technology Corp Ltd A Shares (China)	38,060	173,872
Zhongji Innolight Co Ltd A Shares (China)	27,100	316,529
ZTE Corp A Shares (China)	28,500	125,683
ZTE Corp H Shares	411,680	1,215,570
		3,520,152
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	315,000	1,508,877
Accelink Technologies Co Ltd A Shares (China)	17,000	100,944
Avary Holding Shenzhen Co Ltd A Shares (China)	53,700	211,884
BOE Technology Group Co Ltd A Shares (China)	880,300	465,017
Chaozhou Three-Circle Group Co Ltd A Shares (China)	41,300	195,304
China Railway Signal & Communication Corp Ltd A Shares (China)	163,929	114,748
Eoptolink Technology Inc Ltd A Shares (China)	17,100	214,797
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (c)	259,443	77,803
Foxconn Industrial Internet Co Ltd A Shares (China)	329,496	829,591
GoerTek Inc A Shares (China)	82,900	242,190
Huagong Tech Co Ltd A Shares (China)	31,700	176,858
Lens Technology Co Ltd A Shares (China)	120,200	345,359
Lingyi iTech Guangdong Co A Shares (China)	170,200	187,274
Luxshare Precision Industry Co Ltd A Shares (China)	179,547	763,354
Maxscend Microelectronics Co Ltd A Shares (China)	13,652	140,919
Ofilm Group Co Ltd A Shares (China) (c)	74,900	115,992
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	4,962	132,759
Shengyi Technology Co Ltd A Shares (China)	54,600	183,002
Shennan Circuits Co Ltd A Shares (China)	12,400	186,860
Sunny Optical Technology Group Co Ltd	288,400	2,435,685
SUPCON Technology Co Ltd A Shares (China)	18,477	119,993
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	38,200	135,780
TCL Technology Group Corp A Shares (China)	439,160	250,335
Unisplendour Corp Ltd A Shares (China)	69,520	241,137
Universal Scientific Industrial Shanghai Co Ltd A Shares (China)	42,000	80,118
Victory Giant Technology Huizhou Co Ltd A Shares (China)	22,600	230,093
Wingtech Technology Co Ltd A Shares (China)	30,400	145,834
Wuhan Guide Infrared Co Ltd A Shares (China)	104,944	119,022
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	46,430	179,431
Zhejiang Dahua Technology Co Ltd A Shares (China)	88,500	191,766
		10,322,726
IT Services - 0.0%
Isoftstone Information Technology Group Co Ltd A Shares (China)	21,450	171,441
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	34,200	227,636
		399,077
Semiconductors & Semiconductor Equipment - 0.1%
ACM Research Shanghai Inc A Shares (China)	8,415	121,570
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	15,045	390,069
Amlogic Shanghai Co Ltd A Shares (China) (c)	8,978	89,348
Bestechnic Shanghai Co Ltd A Shares (China) (c)	3,109	189,792
Cambricon Technologies Corp Ltd A Shares (China) (c)	10,179	986,958
China Resources Microelectronics Ltd A Shares (China)	31,973	202,627
CSI Solar Co Ltd A Shares (China)	97,383	117,620
Flat Glass Group Co Ltd A Shares (China)	48,600	100,466
GalaxyCore Inc A Shares (China)	49,802	94,570
GCL Technology Holdings Ltd (b)(c)	9,383,000	955,770
Gigadevice Semiconductor Inc A Shares (China) (c)	16,184	286,764
Hangzhou First Applied Material Co Ltd A Shares (China)	63,348	106,968
Hangzhou Silan Microelectronics Co Ltd A Shares (China) (c)	42,700	147,252
Hua Hong Semiconductor Ltd (b)(d)(e)	265,000	1,211,286
Hwatsing Technology Co Ltd A Shares (China)	5,536	126,152
Hygon Information Technology Co Ltd A Shares (China)	56,193	1,150,577
Ingenic Semiconductor Co Ltd A Shares (China)	11,700	109,280
JA Solar Technology Co Ltd A Shares (China)	80,296	105,492
JCET Group Co Ltd A Shares (China)	43,400	199,692
Jinko Solar Co Ltd A Shares (China)	241,116	181,795
LONGi Green Energy Technology Co Ltd A Shares (China)	176,668	357,289
Loongson Technology Corp Ltd (China) (c)	8,132	145,475
Montage Technology Co Ltd A Shares (China)	27,707	292,958
National Silicon Industry Group Co Ltd A Shares (China)	68,918	165,678
NAURA Technology Group Co Ltd A Shares (China)	12,800	795,056
Nexchip Semiconductor Corp A Shares (China) (c)	52,137	153,402
Piotech Inc A Shares (China)	6,771	145,818
Rockchip Electronics Co Ltd A Shares (China)	11,100	261,041
Sanan Optoelectronics CO Ltd A Shares (China)	110,600	186,950
SG Micro Corp A Shares (China)	11,447	159,494
Shenzhen Goodix Technology Co Ltd A Shares (China)	10,600	102,363
Silergy Corp	132,000	1,660,708
Suzhou Maxwell Technologies Co Ltd A Shares (China)	7,276	69,686
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China)	88,500	93,259
Tianshui Huatian Technology Co Ltd A Shares (China)	78,400	100,028
TongFu Microelectronics Co Ltd A Shares (China)	34,800	122,608
Tongwei Co Ltd A Shares (China)	119,800	268,798
Trina Solar Co Ltd A Shares (China)	48,382	87,226
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	20,579	181,402
Will Semiconductor Co Ltd Shanghai A Shares (China)	28,250	512,532
Xinjiang Daqo New Energy Co Ltd A Shares (China)	39,264	96,181
Xinyi Solar Holdings Ltd	1,889,446	630,985
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	31,800	120,035
		13,583,020
Software - 0.0%
360 Security Technology Inc A Shares (China)	172,900	243,591
Beijing Kingsoft Office Software Inc A Shares (China)	11,148	452,330
China National Software & Service Co Ltd A Shares (China) (c)	24,130	150,989
Empyrean Technology Co Ltd A Shares (China)	10,900	178,675
Hundsun Technologies Inc A Shares (China)	48,677	174,328
Iflytek Co Ltd A Shares (China)	53,300	345,485
Jiangsu Hoperun Software Co Ltd A Shares (China) (c)	20,000	142,894
Kingdee International Software Group Co Ltd (c)	1,246,000	2,117,474
Shanghai Baosight Software Co Ltd A Shares (China)	14,342	53,054
Shanghai Baosight Software Co Ltd B Shares	383,711	563,361
Yonyou Network Technology CO Ltd A Shares (China) (c)	88,130	178,805
		4,600,986
Technology Hardware, Storage & Peripherals - 0.5%
Anker Innovations Technology Co Ltd A Shares (China)	14,170	173,685
China Greatwall Technology Group Co Ltd A Shares (China) (c)	78,500	158,008
GRG Banking Equipment Co Ltd A Shares (China)	57,600	97,927
Huaqin Technology Co Ltd A Shares (China)	18,000	163,721
IEIT Systems Co Ltd A Shares (China)	35,612	250,368
Lenovo Group Ltd	3,316,000	3,835,211
Ninestar Corp A Shares (China) (c)	40,000	121,101
Shenzhen Transsion Holdings Co Ltd A Shares (China)	28,015	289,241
Xiaomi Corp B Shares (c)(d)(e)	6,751,200	43,222,563
		48,311,825
TOTAL INFORMATION TECHNOLOGY		80,737,786

Materials - 0.2%
Chemicals - 0.0%
Ganfeng Lithium Group Co Ltd A Shares (China)	41,320	169,966
Guangzhou Tinci Materials Technology Co Ltd A Shares (China) (c)	42,420	101,861
Hengli Petrochemical Co Ltd A Shares (China)	157,200	330,492
Hoshine Silicon Industry Co Ltd A Shares (China)	21,400	150,272
Huafon Chemical Co Ltd A Shares (China)	114,300	105,209
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	206,300	153,558
Jiangsu Eastern Shenghong Co Ltd A Shares (China)	159,300	192,859
Jiangsu Yoke Technology Co Ltd A Shares (China)	10,300	78,184
LB Group Co Ltd A Shares (China)	56,100	128,008
Meihua Holdings Group Co Ltd A Shares (China)	113,300	170,762
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	169,200	372,880
Qinghai Salt Lake Industry Co Ltd A Shares (China) (c)	126,000	276,791
Rongsheng Petrochemical Co Ltd A Shares (China)	226,550	259,473
Satellite Chemical Co Ltd A Shares (China)	89,199	222,737
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	44,320	124,307
Shanghai Putailai New Energy Technology Co Ltd A Shares (China)	52,480	121,333
Tianqi Lithium Corp A Shares (China)	35,900	141,844
Tongkun Group Co Ltd A Shares (China)	49,100	73,483
Wanhua Chemical Group Co Ltd A Shares (China)	77,600	581,492
Weihai Guangwei Composites Co Ltd A Shares (China)	25,720	102,810
Yunnan Energy New Material Co Ltd A Shares (China)	31,300	119,390
Yunnan Yuntianhua Co Ltd A Shares (China)	41,500	127,498
Zangge Mining Co Ltd A Shares (China)	36,300	180,591
Zhejiang Juhua Co Ltd A Shares (China)	65,200	228,467
Zhejiang Longsheng Group Co Ltd A Shares (China)	77,500	104,623
Zhejiang NHU Co Ltd A Shares (China)	65,380	198,878
		4,817,768
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd A Shares (China)	66,200	219,103
Anhui Conch Cement Co Ltd H Shares	548,000	1,547,424
Beijing Oriental Yuhong Waterproof Technology Co Ltd A Shares (China)	25,200	38,617
China Jushi Co Ltd A Shares (China)	110,322	177,846
China National Building Material Co Ltd H Shares	1,523,000	740,331
		2,723,321
Metals & Mining - 0.2%
Aluminum Corp of China Ltd A Shares (China)	638,400	562,695
Aluminum Corp of China Ltd H Shares	1,018,000	547,354
Baoshan Iron & Steel Co Ltd A Shares (China)	585,800	550,405
Chifeng Jilong Gold Mining Co A Shares (China)	49,200	178,607
China Hongqiao Group Ltd	1,165,000	2,096,989
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	87,900	281,598
China Oriental Group Co Ltd	107	17
China Rare Earth Resources And Technology Co Ltd A Shares (China)	22,700	97,485
Citic Pacific Special Steel Group Co Ltd A Shares (China)	75,100	120,981
CMOC Group Ltd A Shares (China)	463,700	451,373
CMOC Group Ltd H Shares	1,500,000	1,179,793
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	55,000	128,862
Huaibei Mining Holdings Co Ltd A Shares (China)	61,600	100,487
Hunan Valin Steel Co Ltd A Shares (China)	139,500	93,706
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China) (c)	1,106,400	263,081
JCHX Mining Management Co Ltd A Shares (China)	14,200	72,288
Jiangxi Copper Co Ltd A Shares (China)	70,300	205,992
Jiangxi Copper Co Ltd H Shares	451,000	759,459
Jinduicheng Molybdenum Co Ltd A Shares (China)	90,700	122,391
MMG Ltd (c)	1,740,000	529,475
Nanjing Iron & Steel Co Ltd A Shares (China)	138,400	82,225
Pangang Group Vanadium Titanium & Resources Co Ltd A Shares (China) (c)	326,400	114,449
Shandong Gold Mining Co Ltd A Shares (China)	104,132	435,401
Shandong Gold Mining Co Ltd H Shares (d)(e)	273,750	804,773
Shandong Nanshan Aluminum Co Ltd A Shares (China)	237,000	119,051
Shanjin International Gold Co Ltd A Shares (China)	59,540	167,181
Tianshan Aluminum Group Co Ltd A Shares (China)	109,400	112,103
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	331,100	144,030
Western Mining Co Ltd A Shares (China)	57,100	120,995
Western Superconducting Technologies Co Ltd A Shares (China)	18,859	121,847
Xiamen Tungsten Co Ltd A Shares (China)	53,400	134,733
Yunnan Aluminium Co Ltd A Shares (China)	75,600	158,216
Yunnan Chihong Zinc&Germanium Co Ltd A Shares (China)	102,400	71,559
Zhaojin Mining Industry Co Ltd H Shares (b)	708,000	1,685,193
Zhongjin Gold Corp Ltd A Shares (China)	107,400	202,050
Zijin Mining Group Co Ltd A Shares (China)	472,600	1,138,149
Zijin Mining Group Co Ltd H Shares	2,384,000	5,219,497
		19,174,490
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	56,000	107,847
TOTAL MATERIALS		26,823,426

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
C&D International Investment Group Ltd	281,414	588,547
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	210,800	265,315
China Overseas Land & Investment Ltd	1,580,500	2,816,353
China Resources Land Ltd	1,319,634	4,466,501
China Resources Mixc Lifestyle Services Ltd (d)(e)	273,800	1,316,821
China Vanke Co Ltd A Shares (China) (c)	198,600	186,074
China Vanke Co Ltd H Shares (b)(c)	977,600	674,372
Hainan Airport Infrastructure Co Ltd A Shares (China) (c)	362,300	174,848
KE Holdings Inc ADR	285,678	5,799,263
Longfor Group Holdings Ltd (b)(d)(e)	886,187	1,192,918
Poly Developments and Holdings Group Co Ltd A Shares (China)	321,700	370,099
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	35,100	126,331
Wharf Holdings Ltd/The	435,000	1,092,604
Youngor Fashion Co Ltd A Shares (China)	112,893	116,366
		19,186,412
Utilities - 0.2%
Gas Utilities - 0.1%
Beijing Enterprises Holdings Ltd	203,000	824,501
China Gas Holdings Ltd	1,113,200	1,007,616
China Resources Gas Group Ltd	378,900	1,060,154
ENN Energy Holdings Ltd	329,500	2,601,198
ENN Natural Gas Co Ltd A Shares (China)	60,000	163,078
Kunlun Energy Co Ltd	1,592,000	1,519,006
		7,175,553
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd A Shares (China)	592,800	287,109
CGN Power Co Ltd H Shares (d)(e)	4,009,000	1,276,785
China Longyuan Power Group Corp Ltd H Shares	1,238,000	980,107
China National Nuclear Power Co Ltd A Shares (China)	511,300	649,288
China Power International Development Ltd	1,726,248	678,872
China Resources Power Holdings Co Ltd	862,523	2,084,130
China Three Gorges Renewables Group Co Ltd A Shares (China)	731,600	428,660
China Yangtze Power Co Ltd A Shares (China)	599,930	2,433,291
Datang International Power Generation Co Ltd A Shares (China)	324,200	138,352
GD Power Development Co Ltd A Shares (China)	445,100	273,681
Hanergy Mobile Energy Holding Group Co Ltd (c)(f)	576,000	1
Huadian Power International Corp Ltd A Shares (China)	21,700	17,044
Huadian Power International Corp Ltd H Shares (b)	264,000	147,733
Huaneng Lancang River Hydropower Inc A Shares (China) (c)	152,600	200,441
Huaneng Power International Inc A Shares (China)	309,900	305,113
Huaneng Power International Inc H Shares	1,696,000	1,051,854
SDIC Power Holdings Co Ltd A Shares (China)	202,600	419,186
Shenergy Co Ltd A Shares (China)	114,200	138,558
Shenzhen Energy Group Co Ltd A Shares (China)	107,820	94,918
Sichuan Chuantou Energy Co Ltd A Shares (China)	134,836	314,959
Wintime Energy Group Co Ltd A Shares (China)	564,400	103,995
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	252,300	182,242
		12,206,319
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	1,608,000	507,968
Guangdong Investment Ltd	1,234,000	999,216
		1,507,184
TOTAL UTILITIES		20,889,056

TOTAL CHINA		994,786,609
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	108,848	1,290,544
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	188,103	970,436
TOTAL COLOMBIA		2,260,980
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (c)	302,232	2,683,389
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	32,228	1,558,138
Moneta Money Bank AS (d)(e)	106,284	653,295
		2,211,433
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	65,323	3,309,431
TOTAL CZECH REPUBLIC		5,520,864
DENMARK - 1.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	33,379	4,925,036
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	39,413	5,370,166
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	282,703	9,855,347
Insurance - 0.0%
Tryg A/S	139,110	3,318,878
TOTAL FINANCIALS		13,174,225

Health Care - 1.0%
Biotechnology - 0.1%
Genmab A/S (c)	25,871	5,485,656
Zealand Pharma A/S (c)	25,935	1,816,906
		7,302,562
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	51,361	5,812,169
Demant A/S (c)	35,778	1,294,502
		7,106,671
Pharmaceuticals - 0.8%
Novo Nordisk A/S Series B	1,319,457	88,220,960
TOTAL HEALTH CARE		102,630,193

Industrials - 0.3%
Air Freight & Logistics - 0.3%
DSV A/S	83,708	17,742,739
Building Products - 0.0%
ROCKWOOL A/S Series B	38,180	1,732,557
Electrical Equipment - 0.0%
Vestas Wind Systems A/S	410,657	5,474,965
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	1,160	1,964,729
AP Moller - Maersk A/S Series B	1,901	3,273,305
		5,238,034
TOTAL INDUSTRIALS		30,188,295

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	144,756	9,361,137
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (c)(d)(e)	69,454	2,763,782
TOTAL DENMARK		168,412,834
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	564,544	388,728
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	929,535	1,480,709
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	338,289	345,610
TOTAL EGYPT		2,215,047
FINLAND - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	58,273	3,104,005
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	110,725	2,533,783
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	175,334	1,818,798
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp	1,292,121	17,894,521
Insurance - 0.1%
Sampo Oyj A Shares	995,362	9,972,138
TOTAL FINANCIALS		27,866,659

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	43,780	2,735,229
Industrials - 0.1%
Machinery - 0.1%
Kone Oyj B Shares	138,345	8,541,465
Metso Oyj	251,731	2,725,688
Wartsila OYJ Abp	204,419	3,765,427
		15,032,580
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	2,181,931	10,907,848
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	234,119	2,174,589
UPM-Kymmene Oyj	220,855	5,849,588
		8,024,177
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	181,840	3,037,432
TOTAL FINLAND		75,060,511
FRANCE - 6.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	757,989	10,996,942
Entertainment - 0.0%
Bollore SE	294,741	1,816,402
Media - 0.1%
Publicis Groupe SA	94,014	9,565,640
TOTAL COMMUNICATION SERVICES		22,378,984

Consumer Discretionary - 1.1%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	275,643	10,079,086
Automobiles - 0.0%
Renault SA	78,335	4,138,030
Hotels, Restaurants & Leisure - 0.1%
Accor SA	79,347	3,878,678
FDJ UNITED (d)(e)	41,288	1,470,547
Sodexo SA	34,265	2,175,034
Sodexo SA	2,224	140,837
		7,665,096
Textiles, Apparel & Luxury Goods - 0.9%
Hermes International SCA	12,978	35,152,786
Kering SA	30,549	6,215,273
LVMH Moet Hennessy Louis Vuitton SE	112,739	62,449,429
		103,817,488
TOTAL CONSUMER DISCRETIONARY		125,699,700

Consumer Staples - 0.7%
Beverages - 0.1%
Pernod Ricard SA	82,345	8,882,553
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	219,737	3,389,159
Food Products - 0.2%
Danone SA	264,932	22,796,449
Personal Care Products - 0.4%
L'Oreal SA (c)	68,817	30,407,855
L'Oreal SA (c)	25,300	11,179,196
L'Oreal SA (c)	4,395	1,941,998
		43,529,049
TOTAL CONSUMER STAPLES		78,597,210

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	884,217	50,360,738
Financials - 0.9%
Banks - 0.6%
BNP Paribas SA	416,970	35,329,652
Credit Agricole SA	433,647	8,133,738
Societe Generale SA Series A	295,264	15,394,767
		58,858,157
Capital Markets - 0.0%
Amundi SA (d)(e)	25,479	2,001,710
Financial Services - 0.0%
Edenred SE	99,581	3,088,747
Eurazeo SE	17,310	1,258,938
		4,347,685
Insurance - 0.3%
AXA SA	725,977	34,335,737
TOTAL FINANCIALS		99,543,289

Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
BioMerieux	17,133	2,303,862
EssilorLuxottica SA	121,913	34,900,181
		37,204,043
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	12,058	2,816,672
Pharmaceuticals - 0.0%
Ipsen SA	15,253	1,764,223
TOTAL HEALTH CARE		41,784,938

Industrials - 1.5%
Aerospace & Defense - 0.8%
Airbus SE	243,581	41,333,392
Dassault Aviation SA	8,122	2,916,719
Safran SA	147,670	39,297,879
Thales SA	38,168	10,691,710
		94,239,700
Building Products - 0.2%
Cie de Saint-Gobain SA	184,749	20,085,545
Construction & Engineering - 0.3%
Bouygues SA	76,978	3,374,815
Eiffage SA	28,461	3,860,985
Vinci SA	202,718	28,475,244
		35,711,044
Electrical Equipment - 0.1%
Legrand SA	107,652	11,830,937
Machinery - 0.0%
Alstom SA (c)	142,931	3,451,664
Professional Services - 0.1%
Bureau Veritas SA	129,149	4,079,024
Teleperformance SE	22,239	2,430,160
		6,509,184
Trading Companies & Distributors - 0.0%
Rexel SA	90,677	2,505,424
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	14,237	1,770,897
Getlink SE Series A	124,364	2,349,974
		4,120,871
TOTAL INDUSTRIALS		178,454,369

Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	63,226	10,094,179
Software - 0.1%
Dassault Systemes SE	274,650	10,292,818
TOTAL INFORMATION TECHNOLOGY		20,386,997

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	166,646	34,242,122
Air Liquide SA	60,830	12,499,239
Arkema SA	22,920	1,730,562
		48,471,923
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	22,767	1,271,525
Office REITs - 0.0%
Gecina SA	18,956	1,943,424
Retail REITs - 0.1%
Klepierre SA	88,111	3,218,085
Unibail-Rodamco-Westfield unit	49,993	4,220,409
		7,438,494
TOTAL REAL ESTATE		10,653,443

Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	543,354	11,193,569
Engie SA	202,100	4,163,437
Veolia Environnement SA	286,718	10,472,111
		25,829,117
TOTAL FRANCE		702,160,708
GERMANY - 6.2%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Deutsche Telekom AG	1,430,593	51,383,361
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	25,291	2,973,964
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	30,465	3,613,435
TOTAL COMMUNICATION SERVICES		57,970,760

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Continental AG	44,640	3,461,040
Automobiles - 0.3%
Bayerische Motoren Werke AG	119,245	10,036,942
Mercedes-Benz Group AG	296,427	17,723,010
		27,759,952
Specialty Retail - 0.0%
Zalando SE (c)(d)(e)	91,184	3,302,430
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	70,162	16,031,725
Puma SE (b)	42,649	1,101,234
		17,132,959
TOTAL CONSUMER DISCRETIONARY		51,656,381

Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	42,098	2,961,593
Personal Care Products - 0.0%
Beiersdorf AG	40,386	5,673,159
TOTAL CONSUMER STAPLES		8,634,752

Financials - 1.5%
Banks - 0.1%
Commerzbank AG	388,688	10,224,351
Capital Markets - 0.4%
Deutsche Bank AG	759,021	19,759,512
Deutsche Boerse AG	77,263	24,885,941
		44,645,453
Insurance - 1.0%
Allianz SE	158,229	65,439,826
Hannover Rueck SE	24,534	7,848,840
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (c)	54,825	37,533,709
Talanx AG	26,195	2,994,208
		113,816,583
TOTAL FINANCIALS		168,686,387

Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (d)(e)	114,815	6,189,373
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG (b)	83,354	4,240,683
Fresenius SE & Co KGaA (c)	173,627	8,221,782
		12,462,465
Pharmaceuticals - 0.2%
Bayer AG	402,627	10,504,351
Merck KGaA	52,958	7,313,204
		17,817,555
TOTAL HEALTH CARE		36,469,393

Industrials - 1.5%
Aerospace & Defense - 0.4%
MTU Aero Engines AG	22,154	7,627,026
Rheinmetall AG	17,862	30,419,927
		38,046,953
Air Freight & Logistics - 0.1%
Deutsche Post AG	393,418	16,809,968
Electrical Equipment - 0.2%
Siemens Energy AG (c)	262,170	20,235,246
Industrial Conglomerates - 0.7%
Siemens AG	311,434	71,711,203
Machinery - 0.1%
Daimler Truck Holding AG	195,096	7,770,870
Gea Group Ag	62,862	4,080,517
Knorr-Bremse AG	29,382	2,902,487
Rational AG	2,065	1,760,350
		16,514,224
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	244,682	1,758,196
Trading Companies & Distributors - 0.0%
Brenntag SE (b)	50,821	3,394,022
TOTAL INDUSTRIALS		168,469,812

Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	535,614	17,741,159
Software - 1.1%
Nemetschek SE	23,474	3,092,710
SAP SE	427,836	125,179,953
		128,272,663
TOTAL INFORMATION TECHNOLOGY		146,013,822

Materials - 0.4%
Chemicals - 0.3%
BASF SE (c)	366,072	18,695,106
Covestro AG	74,706	5,027,063
Evonik Industries AG	103,614	2,318,238
Symrise AG	54,699	6,308,515
		32,348,922
Construction Materials - 0.1%
Heidelberg Materials AG	56,088	11,071,721
TOTAL MATERIALS		43,420,643

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	29,915	2,526,440
Vonovia SE	303,778	10,076,343
		12,602,783
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	259,850	10,091,050
Multi-Utilities - 0.1%
E.ON SE	922,532	16,134,702
TOTAL UTILITIES		26,225,752

TOTAL GERMANY		720,150,485
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	67,931	1,286,698
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	77,170	1,710,850
Specialty Retail - 0.0%
FF Group (c)(f)	5,453	0
JUMBO SA	46,993	1,479,961
		1,479,961
TOTAL CONSUMER DISCRETIONARY		3,190,811

Financials - 0.2%
Banks - 0.2%
Alpha Services and Holdings SA	913,913	2,228,331
Eurobank Ergasias Services and Holdings SA	1,067,469	3,029,504
National Bank of Greece SA	349,353	3,678,236
Piraeus Financial Holdings SA	443,044	2,488,149
		11,424,220
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	43,710	2,059,902
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	76,332	1,138,845
TOTAL GREECE		19,100,476
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	1,533,557	2,182,999
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	3,377,946	3,022,712
Financials - 0.7%
Banks - 0.0%
Hang Seng Bank Ltd	305,350	4,263,939
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	23,253	2,146,484
Hong Kong Exchanges & Clearing Ltd	494,102	21,587,168
		23,733,652
Insurance - 0.5%
AIA Group Ltd (b)	4,425,895	33,162,861
Prudential PLC	1,088,438	11,573,121
Prudential PLC rights (c)(g)	1,088,438	183,176
		44,919,158
TOTAL FINANCIALS		72,916,749

Health Care - 0.0%
Pharmaceuticals - 0.0%
Sino Biopharmaceutical Ltd	4,252,250	2,143,780
Industrials - 0.1%
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (b)(c)	987,400	768,978
Ground Transportation - 0.0%
MTR Corp Ltd	634,818	2,193,657
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	66,219	2,942,447
Swire Pacific Ltd A Shares	170,004	1,470,843
		4,413,290
Machinery - 0.1%
Techtronic Industries Co Ltd	565,847	5,694,678
Marine Transportation - 0.0%
Orient Overseas International Ltd	56,000	783,434
TOTAL INDUSTRIALS		13,854,037

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd (b)	776,971	3,180,776
Henderson Land Development Co Ltd	593,059	1,681,880
Hongkong Land Holdings Ltd (Singapore)	456,567	2,234,440
Jinmao Property Services Co Ltd (e)	316	118
Sino Land Co Ltd	1,610,587	1,657,188
Sun Hung Kai Properties Ltd	589,062	5,588,086
Wharf Real Estate Investment Co Ltd	692,654	1,661,169
		16,003,657
Retail REITs - 0.0%
Link REIT	1,074,985	5,038,386
TOTAL REAL ESTATE		21,042,043

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	263,636	1,777,833
CLP Holdings Ltd	669,108	5,705,245
Power Assets Holdings Ltd	571,854	3,786,258
		11,269,336
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	4,551,468	4,102,166
TOTAL UTILITIES		15,371,502

TOTAL HONG KONG		130,533,822
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	166,425	1,405,064
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	91,774	6,755,841
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	57,443	1,737,782
TOTAL HUNGARY		9,898,687
INDIA - 5.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (c)	480,697	2,313,401
Tata Communications Ltd	46,407	872,483
		3,185,884
Interactive Media & Services - 0.0%
Info Edge India Ltd	29,489	2,463,388
Wireless Telecommunication Services - 0.3%
Bharti Airtel Ltd	1,052,619	23,187,441
Vodafone Idea Ltd (c)	9,979,696	838,239
		24,025,680
TOTAL COMMUNICATION SERVICES		29,674,952

Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Balkrishna Industries Ltd	30,934	976,788
Bharat Forge Ltd	105,182	1,375,943
Bosch Ltd	3,070	1,067,647
MRF Ltd	947	1,505,014
Samvardhana Motherson International Ltd	1,315,389	2,073,984
Sona Blw Precision Forgings Ltd (d)(e)	184,159	1,046,921
Tube Investments of India Ltd	44,171	1,512,571
		9,558,868
Automobiles - 0.4%
Bajaj Auto Ltd	27,298	2,589,985
Eicher Motors Ltd	55,794	3,669,132
Hero MotoCorp Ltd	48,635	2,200,557
Hyundai Motor India Ltd	69,197	1,394,700
Mahindra & Mahindra Ltd	383,581	13,271,986
Maruti Suzuki India Ltd	51,244	7,417,931
Tata Motors Ltd	823,959	6,270,628
TVS Motor Co Ltd	96,594	3,048,386
		39,863,305
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (c)	2,975,802	8,133,682
Indian Hotels Co Ltd/The	346,865	3,223,052
Jubilant Foodworks Ltd	148,102	1,250,630
		12,607,364
Household Durables - 0.0%
Dixon Technologies India Ltd (e)	14,911	2,902,887
Specialty Retail - 0.0%
Trent Ltd	73,792	4,504,359
Textiles, Apparel & Luxury Goods - 0.1%
Kalyan Jewellers India Ltd	168,418	1,027,237
Page Industries Ltd	2,493	1,342,230
Siemens Energy India Ltd (f)	36,859	1,079,713
Titan Co Ltd	144,369	5,760,006
		9,209,186
TOTAL CONSUMER DISCRETIONARY		78,645,969

Consumer Staples - 0.4%
Beverages - 0.0%
United Spirits Ltd	117,413	2,168,245
Varun Beverages Ltd	558,737	3,444,898
		5,613,143
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (c)(d)(e)	66,143	3,275,490
Food Products - 0.1%
Britannia Industries Ltd	43,853	2,819,384
Marico Ltd	211,773	1,778,039
Nestle India Ltd	136,758	3,860,157
Tata Consumer Products Ltd	240,129	3,308,912
		11,766,492
Personal Care Products - 0.2%
Colgate-Palmolive India Ltd	55,584	1,701,002
Dabur India Ltd	217,652	1,255,224
Godrej Consumer Products Ltd	165,690	2,467,806
Hindustan Unilever Ltd	338,420	9,382,792
		14,806,824
Tobacco - 0.1%
ITC Ltd	1,223,258	6,150,747
TOTAL CONSUMER STAPLES		41,612,696

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Bharat Petroleum Corp Ltd	628,864	2,301,518
Coal India Ltd	747,848	3,402,784
Hindustan Petroleum Corp Ltd	397,418	1,776,192
Indian Oil Corp Ltd	1,171,772	1,907,834
Oil & Natural Gas Corp Ltd	1,273,781	3,680,791
Oil India Ltd	199,184	966,665
Petronet LNG Ltd	306,101	1,134,894
Reliance Industries Ltd	2,498,571	41,430,809
		56,601,487
Financials - 1.6%
Banks - 1.2%
AU Small Finance Bank Ltd (d)(e)	151,329	1,213,318
Axis Bank Ltd	941,989	13,195,463
Bank of Baroda	424,095	1,253,220
Canara Bank	732,182	842,890
HDFC Bank Ltd	2,320,910	52,645,540
ICICI Bank Ltd	2,157,650	36,219,356
IDFC First Bank Ltd (c)	1,490,770	1,145,652
IndusInd Bank Ltd	239,439	2,374,791
Kotak Mahindra Bank Ltd	450,033	11,746,031
Punjab National Bank	943,146	1,116,782
State Bank of India	737,476	6,878,393
Union Bank of India Ltd	629,962	936,861
Yes Bank Ltd (c)	5,760,288	1,207,389
		130,775,686
Capital Markets - 0.0%
BSE Ltd	26,952	2,035,577
HDFC Asset Management Co Ltd (d)(e)	38,413	1,987,966
		4,023,543
Consumer Finance - 0.2%
Bajaj Finance Ltd	114,499	11,667,238
Cholamandalam Investment and Finance Co Ltd	170,746	3,015,950
Muthoot Finance Ltd	49,977	1,284,849
SBI Cards & Payment Services Ltd	115,895	1,197,334
Shriram Finance Ltd	572,700	4,144,561
Sundaram Finance Ltd	26,806	1,670,193
		22,980,125
Financial Services - 0.1%
Bajaj Finserv Ltd	155,632	3,589,880
Bajaj Holdings & Investment Ltd	11,103	1,576,370
Jio Financial Services Ltd (c)	1,157,227	3,569,264
Power Finance Corp Ltd	601,102	2,903,809
REC Ltd	545,413	2,718,801
		14,358,124
Insurance - 0.1%
HDFC Life Insurance Co Ltd (d)(e)	392,451	3,445,704
ICICI Lombard General Insurance Co Ltd (d)(e)	97,861	2,171,323
ICICI Prudential Life Insurance Co Ltd (d)(e)	144,405	1,047,422
PB Fintech Ltd (c)	142,559	2,735,470
SBI Life Insurance Co Ltd (d)(e)	182,850	3,818,955
		13,218,874
TOTAL FINANCIALS		185,356,352

Health Care - 0.3%
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd	40,727	3,361,682
Max Healthcare Institute Ltd	316,072	4,095,237
		7,456,919
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	48,531	3,498,397
Pharmaceuticals - 0.2%
Alkem Laboratories Ltd	17,189	1,039,926
Aurobindo Pharma Ltd (c)	106,977	1,557,202
Cipla Ltd/India	218,609	4,006,192
Dr Reddy's Laboratories Ltd	236,141	3,310,253
Lupin Ltd	92,159	2,288,619
Mankind Pharma Ltd (c)	51,885	1,510,423
Sun Pharmaceutical Industries Ltd	395,422	8,564,498
Torrent Pharmaceuticals Ltd	49,597	1,947,866
Zydus Lifesciences Ltd	102,900	1,081,886
		25,306,865
TOTAL HEALTH CARE		36,262,181

Industrials - 0.5%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	1,483,161	5,509,172
Hindustan Aeronautics Ltd (e)	81,381	4,309,662
		9,818,834
Building Products - 0.0%
Astral Ltd	55,068	875,229
Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp Ltd	96,602	858,809
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	277,609	10,973,585
Rail Vikas Nigam Ltd (e)	216,892	899,057
Voltas Ltd	96,388	1,410,826
		13,283,468
Electrical Equipment - 0.2%
ABB India Ltd	21,694	1,415,346
Bharat Heavy Electricals Ltd	430,270	1,152,108
CG Power & Industrial Solutions Ltd	254,039	1,880,159
Havells India Ltd	100,411	1,898,787
Polycab India Ltd	20,945	1,364,911
Suzlon Energy Ltd (c)	3,869,989	2,577,007
		10,288,318
Ground Transportation - 0.0%
Container Corp Of India Ltd	101,039	805,918
Industrial Conglomerates - 0.0%
Siemens Ltd	36,859	1,262,386
Machinery - 0.0%
Ashok Leyland Ltd	599,161	1,597,407
Cummins India Ltd	57,646	1,976,578
Thermax Limited	16,700	649,623
		4,223,608
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (c)(d)(e)	76,741	4,775,350
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	67,147	1,826,200
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	223,618	3,212,758
GMR Airports Ltd (c)	1,078,486	1,110,301
		4,323,059
TOTAL INDUSTRIALS		52,341,179

Information Technology - 0.5%
IT Services - 0.5%
HCL Technologies Ltd	391,711	7,255,569
Infosys Ltd	1,363,609	24,073,094
LTIMindtree Ltd (d)(e)	30,702	1,663,923
Mphasis Ltd	42,593	1,242,272
Persistent Systems Ltd	44,281	2,783,034
Tata Consultancy Services Ltd	371,630	15,149,326
Tech Mahindra Ltd	218,092	3,873,843
Wipro Ltd	1,061,366	3,027,247
		59,068,308
Software - 0.0%
Oracle Financial Services Software Ltd	8,855	913,778
Tata Elxsi Ltd	14,299	975,570
		1,889,348
TOTAL INFORMATION TECHNOLOGY		60,957,656

Materials - 0.4%
Chemicals - 0.1%
Asian Paints Ltd	155,527	4,460,609
PI Industries Ltd	30,984	1,332,862
Pidilite Industries Ltd	62,062	2,228,107
Solar Industries India Ltd	11,048	1,718,403
SRF Ltd	55,320	1,968,806
Supreme Industries Ltd	25,909	1,083,765
UPL Ltd	178,822	1,416,260
UPL Ltd	22,352	119,968
		14,328,780
Construction Materials - 0.1%
Ambuja Cements Ltd	252,217	1,605,806
Grasim Industries Ltd	106,188	3,441,194
Shree Cement Ltd	3,658	1,284,270
UltraTech Cement Ltd	47,790	6,576,652
		12,907,922
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	73,646	1,405,859
Hindalco Industries Ltd	558,824	4,124,643
Jindal Stainless Ltd	139,780	965,136
Jindal Steel & Power Ltd	169,368	1,796,995
JSW Steel Ltd	247,797	3,023,279
NMDC Ltd	1,263,042	967,649
Tata Steel Ltd	3,116,457	5,180,246
Vedanta Ltd	555,230	2,753,272
		20,217,079
TOTAL MATERIALS		47,453,781

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
DLF Ltd	300,485	2,393,536
Godrej Properties Ltd (c)	62,696	1,599,520
Macrotech Developers Ltd (d)(e)	124,047	1,949,112
Oberoi Realty Ltd	52,089	1,009,814
Phoenix Mills Ltd/The	79,749	1,567,604
Prestige Estates Projects Ltd	70,355	1,143,227
		9,662,813
Utilities - 0.2%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	1,890,573	6,857,134
Tata Power Co Ltd/The	645,381	2,928,634
Torrent Power Ltd	73,726	1,340,380
		11,126,148
Gas Utilities - 0.0%
GAIL India Ltd	927,073	2,069,697
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (c)	234,798	1,473,343
JSW Energy Ltd	178,510	1,011,575
NHPC Ltd	1,231,809	1,246,784
NTPC Ltd	1,806,001	7,555,969
		11,287,671
TOTAL UTILITIES		24,483,516

TOTAL INDIA		623,052,582
INDONESIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	20,093,200	3,167,065
Media - 0.0%
Surya Citra Media Tbk PT	20	0
TOTAL COMMUNICATION SERVICES		3,167,065

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (c)	366,025,212	1,867,466
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	7,615,600	985,875
Food Products - 0.1%
Charoen Pokphand Indonesia Tbk PT	3,005,100	856,916
Indofood CBP Sukses Makmur Tbk PT	921,300	629,623
Indofood Sukses Makmur Tbk PT	1,781,900	859,540
		2,346,079
TOTAL CONSUMER STAPLES		3,331,954

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	5,631,600	645,101
United Tractors Tbk PT	610,500	834,321
		1,479,422
Financials - 0.3%
Banks - 0.3%
Bank Central Asia Tbk PT	22,782,100	12,113,030
Bank Mandiri Persero Tbk PT	15,173,500	4,480,849
Bank Negara Indonesia Persero Tbk PT	6,199,900	1,562,370
Bank Rakyat Indonesia Persero Tbk PT	28,017,354	6,489,093
		24,645,342
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	8,617,600	710,306
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	8,190,200	2,367,180
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT	9,671,747	433,870
Chandra Asri Pacific Tbk PT	3,181,700	1,511,486
		1,945,356
Metals & Mining - 0.0%
Amman Mineral Internasional PT (c)	2,735,200	1,174,575
TOTAL MATERIALS		3,119,931

TOTAL INDONESIA		40,688,666
IRELAND - 0.3%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	62,032	6,552,953
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	850,761	5,718,016
Bank of Ireland Group PLC	406,907	4,759,459
		10,477,475
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	63,548	5,348,883
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	79,131	8,387,886
TOTAL INDUSTRIALS		13,736,769

TOTAL IRELAND		30,767,197
ISRAEL - 0.5%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (c)	41,411	1,487,069
Financials - 0.2%
Banks - 0.2%
Bank Hapoalim BM	513,710	7,524,146
Bank Leumi Le-Israel BM	613,333	8,705,198
Israel Discount Bank Ltd Class A	501,037	3,738,106
Mizrahi Tefahot Bank Ltd	62,763	3,178,637
		23,146,087
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	461,238	7,153,801
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	10,834	4,159,675
Information Technology - 0.2%
IT Services - 0.0%
Wix.com Ltd (c)	21,462	3,639,741
Semiconductors & Semiconductor Equipment - 0.0%
Nova Ltd (Israel) (c)	12,134	2,327,402
Software - 0.2%
Check Point Software Technologies Ltd (c)	36,180	7,943,681
Nice Ltd (c)	25,501	3,983,820
Nice Ltd ADR (c)	64	9,974
		11,937,475
TOTAL INFORMATION TECHNOLOGY		17,904,618

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	321,087	2,129,963
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	17,332	1,261,184
TOTAL ISRAEL		57,242,397
ITALY - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (d)(e)	138,271	1,650,989
Telecom Italia SpA/Milano (c)	2,059,098	811,762
Telecom Italia SpA/Milano (c)	1,667,908	740,113
		3,202,864
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Ferrari NV (Italy)	51,714	23,527,417
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	95,034	5,817,906
TOTAL CONSUMER DISCRETIONARY		29,345,323

Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	88,040	4,575,906
Davide Campari-Milano NV	251,574	1,688,121
		6,264,027
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	876,894	12,558,469
Financials - 1.0%
Banks - 0.8%
Banco BPM SpA	523,803	5,811,664
BPER Banca SPA	404,147	3,268,047
FinecoBank Banca Fineco SpA	248,055	4,935,925
Intesa Sanpaolo SpA	6,201,026	33,102,864
Mediobanca Banca di Credito Finanziario SpA	202,760	4,131,095
UniCredit SpA	572,187	33,290,330
		84,539,925
Financial Services - 0.0%
Nexi SpA (c)(d)(e)	209,656	1,221,745
Insurance - 0.2%
Generali	384,044	13,982,965
Poste Italiane Spa (d)(e)	186,693	3,773,074
Unipol Assicurazioni SpA	149,187	2,661,852
		20,417,891
TOTAL FINANCIALS		106,179,561

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	9,046	1,029,900
Health Care Providers & Services - 0.0%
Amplifon SpA	51,001	970,933
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	47,333	2,780,259
TOTAL HEALTH CARE		4,781,092

Industrials - 0.1%
Aerospace & Defense - 0.1%
Leonardo SpA	166,750	8,669,050
Electrical Equipment - 0.0%
Prysmian SpA	115,512	6,345,329
TOTAL INDUSTRIALS		15,014,379

Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	3,334,132	28,903,494
Terna - Rete Elettrica Nazionale	573,118	5,692,683
		34,596,177
Gas Utilities - 0.0%
Snam SpA	820,253	4,701,871
TOTAL UTILITIES		39,298,048

TOTAL ITALY		216,643,763
JAPAN - 13.7%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.1%
Nippon Telegraph & Telephone Corp	12,198,125	12,750,422
Entertainment - 0.5%
Capcom Co Ltd	141,048	4,083,072
Konami Group Corp	40,892	5,840,032
Nexon Co Ltd	138,979	2,180,537
Nintendo Co Ltd	452,610	37,575,686
Toho Co Ltd/Tokyo	45,313	2,586,988
		52,266,315
Interactive Media & Services - 0.0%
LY Corp	1,166,996	4,413,605
Media - 0.0%
Dentsu Group Inc	82,414	1,727,902
Wireless Telecommunication Services - 0.5%
KDDI Corp	1,259,374	22,320,671
SoftBank Corp	11,760,490	17,796,508
SoftBank Group Corp	391,642	19,805,202
		59,922,381
TOTAL COMMUNICATION SERVICES		131,080,625

Consumer Discretionary - 2.5%
Automobile Components - 0.2%
Aisin Corp	217,886	2,760,529
Bridgestone Corp	232,720	9,731,229
Denso Corp	777,600	10,040,324
Sumitomo Electric Industries Ltd	290,932	4,676,269
		27,208,351
Automobiles - 1.0%
Honda Motor Co Ltd	1,840,427	18,725,871
Isuzu Motors Ltd	229,645	3,088,366
Nissan Motor Co Ltd (c)	920,771	2,192,015
Subaru Corp	238,805	4,324,262
Suzuki Motor Corp	640,756	7,678,607
Toyota Motor Corp	3,883,865	74,179,567
Yamaha Motor Co Ltd	376,434	2,956,413
		113,145,101
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	155,308	4,790,239
Rakuten Group Inc (c)	612,450	3,611,209
		8,401,448
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	444,485	9,413,968
Zensho Holdings Co Ltd	39,800	2,468,780
		11,882,748
Household Durables - 0.7%
Panasonic Holdings Corp	956,180	10,963,531
Sekisui House Ltd	243,108	5,589,102
Sony Group Corp	2,520,010	66,484,913
		83,037,546
Leisure Products - 0.1%
Bandai Namco Holdings Inc	243,894	8,475,938
Shimano Inc	30,874	4,349,696
		12,825,634
Specialty Retail - 0.3%
Fast Retailing Co Ltd	78,274	25,747,831
Nitori Holdings Co Ltd	32,580	3,876,524
ZOZO Inc	165,021	1,675,869
		31,300,224
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	265,239	5,701,060
TOTAL CONSUMER DISCRETIONARY		293,502,112

Consumer Staples - 0.8%
Beverages - 0.1%
Asahi Group Holdings Ltd	594,647	8,219,388
Kirin Holdings Co Ltd	324,308	4,905,704
Suntory Beverage & Food Ltd	56,837	1,982,815
		15,107,907
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd	266,442	7,879,003
Kobe Bussan Co Ltd	61,421	1,884,127
MatsukiyoCocokara & Co	134,700	2,474,399
Seven & i Holdings Co Ltd	907,920	13,365,147
		25,602,676
Food Products - 0.2%
Ajinomoto Co Inc	377,722	7,725,960
Kikkoman Corp	274,765	2,689,722
MEIJI Holdings Co Ltd	101,726	2,501,121
Nissin Foods Holdings Co Ltd	80,489	1,772,695
Yakult Honsha Co Ltd	103,654	2,125,929
		16,815,427
Household Products - 0.0%
Unicharm Corp	454,891	4,217,079
Personal Care Products - 0.1%
Kao Corp	191,705	8,209,103
Shiseido Co Ltd	162,694	2,674,891
		10,883,994
Tobacco - 0.1%
Japan Tobacco Inc	490,381	15,107,680
TOTAL CONSUMER STAPLES		87,734,763

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	1,110,105	5,344,301
Idemitsu Kosan Co Ltd	373,325	2,313,501
Inpex Corp	358,206	4,480,978
		12,138,780
Financials - 2.2%
Banks - 1.3%
Chiba Bank Ltd/The	231,032	2,054,217
Concordia Financial Group Ltd	425,615	2,752,860
Japan Post Bank Co Ltd	741,266	7,574,413
Mitsubishi UFJ Financial Group Inc	4,697,257	59,181,347
Mizuho Financial Group Inc	988,714	24,720,455
Resona Holdings Inc	851,143	6,827,695
Sumitomo Mitsui Financial Group Inc	1,527,855	36,450,363
Sumitomo Mitsui Trust Group Inc	267,754	6,623,894
		146,185,244
Capital Markets - 0.2%
Daiwa Securities Group Inc	540,844	3,556,551
Japan Exchange Group Inc	402,816	4,481,638
Nomura Holdings Inc	1,233,906	6,877,255
SBI Holdings Inc	110,164	2,880,845
		17,796,289
Financial Services - 0.0%
Mitsubishi HC Capital Inc	356,299	2,508,147
ORIX Corp	474,496	9,518,405
		12,026,552
Insurance - 0.7%
Dai-ichi Life Holdings Inc	1,485,460	10,725,685
Japan Post Holdings Co Ltd	783,730	7,618,063
Japan Post Insurance Co Ltd	78,416	1,568,265
Ms&Ad Insurance Group Holdings Inc	528,011	12,001,591
Sompo Holdings Inc	365,837	11,988,885
T&D Holdings Inc	199,027	4,235,020
Tokio Marine Holdings Inc	729,763	29,250,636
		77,388,145
TOTAL FINANCIALS		253,396,230

Health Care - 1.1%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	142,970	16,822,735
Olympus Corp	460,248	6,030,629
Sysmex Corp	204,995	3,801,540
Terumo Corp	546,570	10,461,752
		37,116,656
Health Care Technology - 0.0%
M3 Inc	183,134	2,295,144
Pharmaceuticals - 0.8%
Astellas Pharma Inc	744,630	7,456,835
Chugai Pharmaceutical Co Ltd	275,360	15,863,368
Daiichi Sankyo Co Ltd	718,373	18,376,434
Eisai Co Ltd	108,848	3,146,140
Kyowa Kirin Co Ltd	99,163	1,548,391
Ono Pharmaceutical Co Ltd	155,165	1,786,094
Otsuka Holdings Co Ltd	181,785	8,862,161
Shionogi & Co Ltd	306,880	5,155,741
Takeda Pharmaceutical Co Ltd	652,746	19,744,671
		81,939,835
TOTAL HEALTH CARE		121,351,635

Industrials - 3.2%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	130,916	1,377,556
Building Products - 0.1%
Agc Inc	78,773	2,459,443
Daikin Industries Ltd	108,246	12,331,741
		14,791,184
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	157,376	2,193,623
Secom Co Ltd	171,112	6,291,862
TOPPAN Holdings Inc	97,058	2,724,667
		11,210,152
Construction & Engineering - 0.1%
Kajima Corp	160,844	3,840,577
Obayashi Corp	264,343	4,101,329
Taisei Corp	67,087	3,637,592
		11,579,498
Electrical Equipment - 0.2%
Fuji Electric Co Ltd	54,125	2,406,763
Fujikura Ltd	102,300	3,806,266
Mitsubishi Electric Corp	779,796	15,085,470
NIDEC CORP	343,182	6,098,802
		27,397,301
Ground Transportation - 0.2%
Central Japan Railway Co	317,510	6,681,635
East Japan Railway Co	373,285	8,091,653
Hankyu Hanshin Holdings Inc	92,021	2,618,138
Tokyo Metro Co Ltd	121,500	1,538,932
Tokyu Corp	214,081	2,596,387
West Japan Railway Co	185,718	3,906,763
		25,433,508
Industrial Conglomerates - 0.4%
Hikari Tsushin Inc	7,222	1,999,208
Hitachi Ltd	1,900,080	46,961,456
Sekisui Chemical Co Ltd	153,252	2,667,815
		51,628,479
Machinery - 0.7%
Daifuku Co Ltd	131,203	3,475,072
FANUC Corp	388,450	9,858,730
Hoshizaki Corp	44,100	1,872,816
Komatsu Ltd	372,163	10,762,794
Kubota Corp	403,625	4,690,283
Makita Corp	96,720	2,828,948
MINEBEA MITSUMI Inc	150,360	2,203,681
Mitsubishi Heavy Industries Ltd	1,314,510	25,912,734
SMC Corp	23,357	7,559,280
Toyota Industries Corp	66,342	7,776,556
Yaskawa Electric Corp	91,935	1,937,006
		78,877,900
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	153,900	2,110,633
Mitsui OSK Lines Ltd	141,000	4,695,839
Nippon Yusen KK	179,353	5,859,985
		12,666,457
Passenger Airlines - 0.0%
ANA Holdings Inc	64,856	1,245,847
Japan Airlines Co Ltd	56,640	1,026,171
		2,272,018
Professional Services - 0.3%
Recruit Holdings Co Ltd	574,736	31,849,163
Trading Companies & Distributors - 1.0%
ITOCHU Corp	487,322	24,923,080
Marubeni Corp	580,129	10,284,911
Mitsubishi Corp	1,401,842	26,616,193
Mitsui & Co Ltd	1,034,708	20,922,957
MonotaRO Co Ltd	102,050	1,961,703
Sumitomo Corp	447,861	10,935,148
Toyota Tsusho Corp	258,833	5,143,717
		100,787,709
TOTAL INDUSTRIALS		369,870,925

Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 0.7%
Keyence Corp	79,820	33,372,074
Kyocera Corp	522,968	6,198,076
Murata Manufacturing Co Ltd	685,998	9,773,111
Omron Corp	72,784	2,160,590
Shimadzu Corp	96,621	2,478,709
TDK Corp	798,520	8,521,363
Yokogawa Electric Corp	94,723	2,049,819
		64,553,742
IT Services - 0.4%
Fujitsu Ltd	722,840	16,058,225
NEC Corp	503,780	12,263,429
Nomura Research Institute Ltd	153,824	5,824,924
NTT Data Group Corp	256,915	5,102,434
Obic Co Ltd	131,645	4,595,329
Otsuka Corp	92,208	2,044,982
SCSK Corp	64,856	1,697,832
TIS Inc	85,820	2,479,525
		50,066,680
Semiconductors & Semiconductor Equipment - 0.5%
Advantest Corp	314,148	13,142,680
Disco Corp	37,787	7,311,012
Lasertec Corp	32,574	3,028,418
Renesas Electronics Corp	690,867	8,107,507
SCREEN Holdings Co Ltd	33,000	2,194,401
Tokyo Electron Ltd	183,744	27,359,186
		61,143,204
Software - 0.0%
Oracle Corp Japan	15,738	1,888,274
Trend Micro Inc/Japan	51,530	3,697,308
		5,585,582
Technology Hardware, Storage & Peripherals - 0.2%
Canon Inc	384,383	11,861,966
FUJIFILM Holdings Corp	456,359	9,347,322
Ricoh Co Ltd	218,462	2,297,809
Seiko Epson Corp	117,162	1,625,398
		25,132,495
TOTAL INFORMATION TECHNOLOGY		206,481,703

Materials - 0.5%
Chemicals - 0.4%
Asahi Kasei Corp	508,130	3,541,028
Mitsubishi Chemical Group Corp	548,462	2,666,380
Nippon Paint Holdings Co Ltd	391,310	2,969,446
Nippon Sanso Holdings Corp	70,247	2,242,814
Nitto Denko Corp	291,975	5,131,990
Shin-Etsu Chemical Co Ltd	733,845	22,332,000
Toray Industries Inc	563,853	3,601,057
		42,484,715
Metals & Mining - 0.1%
JFE Holdings Inc	232,942	2,712,848
Nippon Steel Corp	397,424	8,364,866
Sumitomo Metal Mining Co Ltd	102,228	2,268,135
		13,345,849
TOTAL MATERIALS		55,830,564

Real Estate - 0.3%
Office REITs - 0.0%
Nippon Building Fund Inc	3,150	2,921,318
Real Estate Management & Development - 0.3%
Daito Trust Construction Co Ltd	24,165	2,680,493
Daiwa House Industry Co Ltd	230,959	8,356,772
Hulic Co Ltd	191,094	1,992,066
Mitsubishi Estate Co Ltd	439,967	7,728,450
Mitsui Fudosan Co Ltd	1,087,918	10,781,971
Sumitomo Realty & Development Co Ltd	125,908	4,689,608
		36,229,360
TOTAL REAL ESTATE		39,150,678

Utilities - 0.1%
Electric Utilities - 0.0%
Chubu Electric Power Co Inc	260,944	3,388,442
Kansai Electric Power Co Inc/The	388,794	4,790,112
		8,178,554
Gas Utilities - 0.1%
Osaka Gas Co Ltd	147,575	3,742,216
Tokyo Gas Co Ltd	143,862	4,779,498
		8,521,714
TOTAL UTILITIES		16,700,268

TOTAL JAPAN		1,587,238,283
JORDAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hikma Pharmaceuticals PLC	67,692	1,790,731
KOREA (SOUTH) - 2.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	88,793	748,194
Entertainment - 0.0%
HYBE Co Ltd	9,401	1,765,454
Krafton Inc (c)	11,654	3,044,787
NCSoft Corp	5,459	560,770
		5,371,011
Interactive Media & Services - 0.2%
Kakao Corp	125,952	3,376,733
NAVER Corp	58,503	8,214,826
		11,591,559
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	22,409	854,421
TOTAL COMMUNICATION SERVICES		18,565,185

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Hankook Tire & Technology Co Ltd	30,501	884,110
Hyundai Mobis Co Ltd	24,520	4,593,182
		5,477,292
Automobiles - 0.2%
Hyundai Motor Co	57,250	7,655,749
Kia Corp	97,389	6,176,705
		13,832,454
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (c)(d)(e)	75,839	2,143,403
Hanjin Kal Corp	9,340	519,027
		2,662,430
Household Durables - 0.0%
Coway Co Ltd	22,556	1,385,936
LG Electronics Inc	42,661	2,137,004
		3,522,940
TOTAL CONSUMER DISCRETIONARY		25,495,116

Consumer Staples - 0.1%
Food Products - 0.0%
CJ CheilJedang Corp	3,432	576,029
Orion Corp/Republic of Korea	9,839	851,085
		1,427,114
Personal Care Products - 0.0%
Amorepacific Corp	12,288	1,075,469
LG H&H Co Ltd	3,477	822,157
		1,897,626
Tobacco - 0.1%
KT&G Corp	38,551	3,105,238
TOTAL CONSUMER STAPLES		6,429,978

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	17,722	978,107
S-Oil Corp	18,049	657,904
SK Innovation Co Ltd	27,930	1,851,340
		3,487,351
Financials - 0.3%
Banks - 0.2%
Hana Financial Group Inc	117,572	5,320,975
Industrial Bank of Korea	114,008	1,227,899
KakaoBank Corp	68,223	1,067,152
KB Financial Group Inc	153,109	9,656,462
Shinhan Financial Group Co Ltd	175,781	6,339,703
Woori Financial Group Inc	258,172	3,208,312
		26,820,503
Capital Markets - 0.0%
Korea Investment Holdings Co Ltd	17,543	1,022,149
Mirae Asset Securities Co Ltd	99,032	821,499
NH Investment & Securities Co Ltd	61,156	659,795
		2,503,443
Financial Services - 0.0%
Meritz Financial Group Inc	39,431	3,437,658
Insurance - 0.1%
DB Insurance Co Ltd	18,841	1,211,349
Samsung Fire & Marine Insurance Co Ltd	12,487	3,287,663
Samsung Life Insurance Co Ltd	33,170	2,009,876
		6,508,888
TOTAL FINANCIALS		39,270,492

Health Care - 0.2%
Biotechnology - 0.2%
Alteogen Inc (c)	16,416	4,040,873
Celltrion Inc	64,700	7,322,380
		11,363,253
Health Care Equipment & Supplies - 0.0%
HLB Inc (c)	48,786	1,941,499
Life Sciences Tools & Services - 0.0%
Samsung Biologics Co Ltd (c)(d)(e)	7,293	5,386,260
Pharmaceuticals - 0.0%
SK Biopharmaceuticals Co Ltd (c)	12,780	956,375
Yuhan Corp	22,911	1,832,281
		2,788,656
TOTAL HEALTH CARE		21,479,668

Industrials - 0.4%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	13,089	7,340,992
Korea Aerospace Industries Ltd	29,854	1,743,792
		9,084,784
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	15,353	1,228,508
Electrical Equipment - 0.1%
Doosan Enerbility Co Ltd (c)	181,432	3,678,522
Ecopro BM Co Ltd (c)	20,309	1,443,646
Ecopro Co Ltd	42,404	1,512,877
Ecopro Materials Co Ltd (c)	10,113	392,906
HD Hyundai Electric Co Ltd	9,675	2,101,205
LG Energy Solution Ltd (c)	19,180	4,366,971
LS Electric Co Ltd	6,158	887,591
POSCO Future M Co Ltd (c)	12,646	1,107,968
		15,491,686
Industrial Conglomerates - 0.1%
LG Corp	35,569	1,662,244
Samsung C&T Corp	35,881	3,081,567
SK Inc	14,835	1,377,875
SK Square Co Ltd (c)	39,005	2,406,534
		8,528,220
Machinery - 0.1%
Doosan Bobcat Inc	22,587	774,961
Hanwha Ocean Co Ltd (c)	36,950	2,037,407
HD Hyundai Heavy Industries Co Ltd	9,011	2,543,352
HD Korea Shipbuilding & Offshore Engineering Co Ltd	17,204	3,284,322
Hyundai Rotem Co Ltd	31,825	2,503,274
Samsung Heavy Industries Co Ltd (c)	267,147	2,731,473
		13,874,789
Marine Transportation - 0.0%
HMM Co Ltd	109,151	1,401,941
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	76,969	1,132,417
Trading Companies & Distributors - 0.0%
Posco International Corp	21,193	729,122
TOTAL INDUSTRIALS		51,471,467

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.1%
LG Display Co Ltd (c)	126,417	749,490
LG Innotek Co Ltd	6,213	609,468
Samsung Electro-Mechanics Co Ltd	22,458	1,849,072
Samsung SDI Co Ltd	22,265	2,751,438
Samsung SDI Co Ltd rights 5/22/2025 (c)	3,148	76,440
		6,035,908
IT Services - 0.0%
Samsung SDS Co Ltd	17,423	1,566,884
Semiconductors & Semiconductor Equipment - 0.2%
Hanmi Semiconductor Co Ltd	18,162	969,990
SK Hynix Inc	223,740	27,859,505
		28,829,495
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	1,957,125	76,205,661
TOTAL INFORMATION TECHNOLOGY		112,637,948

Materials - 0.1%
Chemicals - 0.0%
LG Chem Ltd	19,840	3,000,793
SKC Co Ltd (c)	8,016	573,889
		3,574,682
Metals & Mining - 0.1%
Korea Zinc Co Ltd	1,699	945,530
POSCO Holdings Inc	28,786	5,249,943
		6,195,473
TOTAL MATERIALS		9,770,155

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	105,281	1,894,857
TOTAL KOREA (SOUTH)		290,502,217
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	814,953	1,257,660
Financials - 0.2%
Banks - 0.2%
Boubyan Bank KSCP	646,839	1,432,965
Gulf Bank KSCP	803,976	881,356
Kuwait Finance House KSCP	4,535,444	10,698,617
National Bank of Kuwait SAKP	3,395,026	10,545,073
		23,558,011
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	296,289	766,581
TOTAL KUWAIT		25,582,252
LUXEMBOURG - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Zabka Group SA (c)	125,822	715,349
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (c)(d)(e)	86,364	1,528,221
Reinet Investments SCA (South Africa)	56,080	1,472,785
		3,001,006
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	55,793	3,506,619
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	190,817	5,603,050
TOTAL LUXEMBOURG		12,826,024
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	888,136	3,229,336
Sands China Ltd (c)	1,007,187	1,815,523

TOTAL MACAU		5,044,859
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Berhad	501,497	790,352
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	1,136,234	552,998
CELCOMDIGI BHD	1,451,200	1,285,869
Maxis Bhd	978,000	840,905
		2,679,772
TOTAL COMMUNICATION SERVICES		3,470,124

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	918,600	681,963
Specialty Retail - 0.0%
MR DIY Group M Bhd (d)(e)	1,302,350	507,747
TOTAL CONSUMER DISCRETIONARY		1,189,710

Consumer Staples - 0.0%
Food Products - 0.0%
IOI Corp Bhd	1,004,900	851,876
Kuala Lumpur Kepong Bhd	207,667	944,860
Nestle Malaysia Bhd	29,000	584,429
PPB Group Bhd	272,080	783,956
QL Resources Bhd	685,625	762,652
SD Guthrie Bhd	872,840	959,899
		4,887,672
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	120,500	551,134
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	985,200	1,178,708
CIMB Group Holdings Bhd	3,296,011	5,444,696
Hong Leong Bank Bhd	256,200	1,187,516
Malayan Banking Bhd	2,213,807	5,130,074
Public Bank Bhd	5,963,000	6,181,566
RHB Bank Bhd	622,963	960,897
		20,083,457
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	897,600	1,438,613
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	1,902,094	1,874,074
Industrial Conglomerates - 0.0%
Sime Darby Bhd	1,129,785	544,475
Sunway Bhd	1,050,600	1,107,452
		1,651,927
Marine Transportation - 0.0%
MISC Bhd	557,800	969,942
TOTAL INDUSTRIALS		4,495,943

Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	1,142,500	974,864
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	1,532,300	1,741,565
TOTAL MATERIALS		2,716,429

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
IOI Properties Group Bhd	30	13
Sime Darby Property Bhd	10	3
SP Setia Bhd Group	13	3
		19
Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	1,173,200	3,773,176
Gas Utilities - 0.0%
Petronas Gas Bhd	330,000	1,343,708
Multi-Utilities - 0.0%
YTL Corp Bhd	1,332,200	592,488
YTL Power International Bhd	1,047,100	829,499
		1,421,987
TOTAL UTILITIES		6,538,871

TOTAL MALAYSIA		45,371,972
MEXICO - 0.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B (b)	7,516,400	6,485,173
Consumer Staples - 0.2%
Beverages - 0.1%
Arca Continental SAB de CV	207,700	2,185,719
Coca-Cola Femsa SAB de CV unit	208,575	1,964,554
Fomento Economico Mexicano SAB de CV unit	721,800	7,595,823
		11,746,096
Consumer Staples Distribution & Retail - 0.1%
Grupo Comercial Chedraui SA de CV	116,300	752,165
Wal-Mart de Mexico SAB de CV Series V	2,128,700	6,746,320
		7,498,485
Food Products - 0.0%
Alfa SAB de CV Series A	1,474,251	1,077,281
Gruma SAB de CV Series B	75,805	1,448,646
Grupo Bimbo SAB de CV (b)	529,400	1,609,756
		4,135,683
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	629,000	1,108,821
TOTAL CONSUMER STAPLES		24,489,085

Financials - 0.1%
Banks - 0.1%
Grupo Financiero Banorte SAB de CV	1,066,800	9,167,392
Grupo Financiero Inbursa SAB de CV Series O (c)	759,800	1,953,113
		11,120,505
Insurance - 0.0%
Qualitas Controladora SAB de CV	84,600	932,258
TOTAL FINANCIALS		12,052,763

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	235,200	1,635,204
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	118,900	1,312,899
Grupo Aeroportuario del Pacifico SAB de CV Series B (b)	157,140	3,190,478
Grupo Aeroportuario del Sureste SAB de CV Series B	74,860	2,371,371
Promotora y Operadora de Infraestructura SAB de CV	75,805	847,788
		7,722,536
TOTAL INDUSTRIALS		9,357,740

Materials - 0.1%
Construction Materials - 0.0%
Cemex SAB de CV unit	6,152,794	3,796,375
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	1,266,224	6,579,548
Industrias Penoles SAB de CV (c)	81,110	1,617,568
Southern Copper Corp	35,410	3,169,903
		11,367,019
TOTAL MATERIALS		15,163,394

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	1,173,100	1,512,848
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	435,194	1,550,103
TOTAL REAL ESTATE		3,062,951

TOTAL MEXICO		70,611,106
NETHERLANDS - 2.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	1,582,662	7,362,314
Entertainment - 0.1%
Universal Music Group NV	338,620	9,957,280
TOTAL COMMUNICATION SERVICES		17,319,594

Consumer Staples - 0.3%
Beverages - 0.1%
Heineken Holding NV Class A	52,836	4,118,042
Heineken NV	118,330	10,592,334
		14,710,376
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	378,998	15,561,304
Food Products - 0.0%
JDE Peet's NV	70,779	1,707,876
TOTAL CONSUMER STAPLES		31,979,556

Financials - 0.6%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (d)(e)	185,413	3,822,821
ABN AMRO Bank NV rights (c)(g)	185,413	157,534
ING Groep NV	1,290,567	25,061,929
		29,042,284
Capital Markets - 0.0%
Euronext NV (d)(e)	31,810	5,297,286
Financial Services - 0.2%
Adyen NV (c)(d)(e)	9,038	14,625,411
EXOR NV	36,217	3,401,257
		18,026,668
Insurance - 0.1%
Aegon Ltd	548,637	3,528,804
ASR Nederland NV	64,351	4,038,662
NN Group NV	110,038	6,718,988
		14,286,454
TOTAL FINANCIALS		66,652,692

Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (c)	24,769	16,011,899
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	327,897	8,321,968
TOTAL HEALTH CARE		24,333,867

Industrials - 0.2%
Professional Services - 0.2%
Randstad NV	43,882	1,750,847
Wolters Kluwer NV	97,873	17,235,585
		18,986,432
Trading Companies & Distributors - 0.0%
IMCD NV	24,489	3,241,695
TOTAL INDUSTRIALS		22,228,127

Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
ASM International NV	19,128	9,215,892
ASML Holding NV	161,374	106,488,302
BE Semiconductor Industries NV	33,492	3,575,598
		119,279,792
Software - 0.0%
Nebius Group NV Class A (Russia) (c)(f)	102,848	0
TOTAL INFORMATION TECHNOLOGY		119,279,792

Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	69,264	4,359,556
TOTAL NETHERLANDS		286,153,184
NEW ZEALAND - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	371,434	2,328,047
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	238,186	4,804,931
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	686,740	3,079,856
Information Technology - 0.2%
Software - 0.2%
Xero Ltd (b)(c)	59,967	6,315,311
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	343,831	1,811,296
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	529,637	1,724,061
TOTAL UTILITIES		3,535,357

TOTAL NEW ZEALAND		20,063,502
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	254,899	3,827,136
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	189,065	3,454,761
Orkla ASA	289,466	3,216,474
Salmar ASA	26,899	1,325,118
		7,996,353
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	131,035	2,811,294
Equinor ASA	341,449	7,728,914
		10,540,208
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	365,770	9,099,072
Insurance - 0.0%
Gjensidige Forsikring ASA	81,357	1,897,188
TOTAL FINANCIALS		10,996,260

Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	35,847	5,747,428
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	573,135	3,040,146
TOTAL NORWAY		42,147,531
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	27,836	5,628,161
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	67,670	958,207
TOTAL PERU		6,586,368
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	30,330	707,382
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	179,360	737,568
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	881,437	2,212,546
BDO Unibank Inc	959,101	2,755,785
Metropolitan Bank & Trust Co	736,471	1,015,749
		5,984,080
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Ayala Corp	101,930	1,095,347
DMCI Holdings Inc	4	1
SM Investments Corp	92,663	1,444,064
		2,539,412
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	412,440	2,525,407
TOTAL INDUSTRIALS		5,064,819

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Altus Property Ventures Inc (c)	7	1
Ayala Land Inc	2,736,500	1,228,979
SM Prime Holdings Inc	4,141,400	1,809,877
		3,038,857
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	113,300	1,157,613
TOTAL PHILIPPINES		16,690,319
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	27,015	1,664,562
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (c)(d)(e)	236,043	2,058,589
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	455	1,853,777
TOTAL CONSUMER DISCRETIONARY		3,912,366

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (c)(d)(e)	19,909	2,785,264
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	240,086	4,333,788
Financials - 0.3%
Banks - 0.2%
Bank Polska Kasa Opieki SA (c)	76,219	3,797,994
mBank SA (c)	6,074	1,322,513
Powszechna Kasa Oszczednosci Bank Polski SA	355,000	6,797,863
Santander Bank Polska SA	16,947	2,587,883
		14,506,253
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	250,873	3,905,278
TOTAL FINANCIALS		18,411,531

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (c)	93,996	1,575,954
Materials - 0.0%
Metals & Mining - 0.0%
KGHM Polska Miedz SA	57,215	1,809,610
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (c)	364,426	793,670
TOTAL POLAND		35,286,745
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	115,001	2,777,546
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	172,693	2,675,667
Financials - 0.0%
Banks - 0.0%
Banco Espirito Santo SA (Portugal) (c)(f)	82,039	1
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	1,271,761	5,012,852
TOTAL PORTUGAL		10,466,066
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	332,458	1,183,372
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	235,327	969,488
Qatar Gas Transport Co Ltd	1,107,867	1,393,277
		2,362,765
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	2,490,532	1,526,742
Commercial Bank of Qatar	1,328,481	1,568,928
Dukhan Bank	747,049	718,119
Qatar International Islamic Bank QSC	398,625	1,160,512
Qatar Islamic Bank QPSC	717,534	4,160,160
Qatar National Bank QPSC	1,902,985	8,728,331
		17,862,792
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	626,951	2,162,731
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	2,335,856	904,575
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	852,619	655,680
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	180,211	756,777
TOTAL QATAR		25,888,692
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	248,505	1,905,211
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (c)(f)	25,459	0
VK IPJSC GDR (c)(e)(f)	12,889	0
		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (Russia) (c)(f)	15,142	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (c)(f)	3,422,762	0
Gazprom PJSC ADR (c)(f)	266,976	3
LUKOIL PJSC (c)(f)	135,807	0
LUKOIL PJSC ADR (c)(f)	625	0
Rosneft Oil Co PJSC (c)(f)	322,313	0
Rosneft Oil Co PJSC GDR (c)(e)(f)	56,929	1
Surgutneftegas PAO (c)(f)	1,105,600	0
Surgutneftegas PAO ADR (c)(f)	71,885	1
Tatneft PJSC (c)(f)	446,514	0
		5
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (c)(f)	3,621,326	0
VTB Bank PJSC (c)(f)	232,170	0
		0
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (c)(f)	524,685	0
TKS Holding MKPAO JSC (c)(f)	1,424	0
		0
TOTAL FINANCIALS		0

Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (c)(e)(f)	300	0
Metals & Mining - 0.0%
Alrosa PJSC (c)(f)	846,411	0
GMK Norilskiy Nickel PAO (c)(f)	1,810,200	0
GMK Norilskiy Nickel PAO ADR (United Kingdom) (c)(f)	27,948	0
Novolipetsk Steel PJSC (c)(f)	477,930	0
Polyus PJSC (c)(f)	110,750	0
Severstal PAO (c)(f)	60,348	0
Severstal PAO GDR (c)(e)(f)	9,813	0
United Co RUSAL International PJSC (Russia) (c)(f)	1,020,580	0
		0
TOTAL MATERIALS		0

Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (c)(f)	12,405,200	2
TOTAL RUSSIA		7
SAUDI ARABIA - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	825,335	10,473,599
Media - 0.0%
Saudi Research & Media Group (c)	14,995	692,394
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	152,312	2,550,072
TOTAL COMMUNICATION SERVICES		13,716,065

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Jarir Marketing Co	243,075	817,821
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	16,544	501,046
Food Products - 0.0%
Almarai Co JSC	197,903	2,785,769
Savola Group/The (c)	295	2,461
		2,788,230
TOTAL CONSUMER STAPLES		3,289,276

Energy - 0.1%
Energy Equipment & Services - 0.0%
Ades Holding Co	134,453	542,694
Oil, Gas & Consumable Fuels - 0.1%
Saudi Arabian Oil Co (d)(e)	2,377,624	16,068,668
TOTAL ENERGY		16,611,362

Financials - 0.6%
Banks - 0.6%
Al Rajhi Bank	803,693	20,869,299
Alinma Bank	507,797	3,925,969
Arab National Bank	376,639	2,158,850
Bank Al-Jazira	261,132	939,837
Bank AlBilad	296,486	2,284,340
Banque Saudi Fransi	501,048	2,455,181
Riyad Bank	607,294	4,978,550
Saudi Awwal Bank	407,550	3,802,837
Saudi Investment Bank/The	248,182	995,123
Saudi National Bank/The	1,206,331	11,481,363
		53,891,349
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co (c)	19,809	967,490
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (c)	16,326	570,177
Bupa Arabia for Cooperative Insurance Co	34,258	1,534,370
Co for Cooperative Insurance/The	30,028	1,111,155
		3,215,702
TOTAL FINANCIALS		58,074,541

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dallah Healthcare Co	14,299	465,076
Dr Sulaiman Al Habib Medical Services Group Co	35,307	2,695,830
Mouwasat Medical Services Co	39,861	770,451
		3,931,357
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	9,944	484,083
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	9,887	754,912
Elm Co	9,749	2,689,523
		3,444,435
Materials - 0.2%
Chemicals - 0.1%
SABIC Agri-Nutrients Co	94,090	2,475,822
Sahara International Petrochemical Co	140,371	711,033
Saudi Aramco Base Oil Co	21,500	569,175
Saudi Basic Industries Corp	371,349	6,039,081
Saudi Industrial Investment Group	146,861	591,994
Saudi Kayan Petrochemical Co (c)	297,956	458,338
Yanbu National Petrochemical Co	110,373	940,140
		11,785,583
Metals & Mining - 0.1%
Saudi Arabian Mining Co (c)	546,522	7,445,387
TOTAL MATERIALS		19,230,970

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (c)	215,819	1,260,064
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	338,980	1,353,769
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co	59,647	5,120,392
TOTAL UTILITIES		6,474,161

TOTAL SAUDI ARABIA		127,334,135
SINGAPORE - 1.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	3,028,169	8,761,088
Entertainment - 0.2%
Sea Ltd Class A ADR (c)	150,204	20,134,846
TOTAL COMMUNICATION SERVICES		28,895,934

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	2,487,413	1,410,531
Financials - 0.5%
Banks - 0.5%
DBS Group Holdings Ltd	817,240	26,551,486
Oversea-Chinese Banking Corp Ltd	1,390,351	17,206,656
United Overseas Bank Ltd	518,909	13,781,623
		57,539,765
Capital Markets - 0.0%
Singapore Exchange Ltd	347,717	3,825,186
TOTAL FINANCIALS		61,364,951

Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	642,724	3,649,543
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (c)	946,559	4,619,208
Industrial Conglomerates - 0.0%
Keppel Ltd (b)	588,420	2,958,400
Passenger Airlines - 0.0%
Singapore Airlines Ltd	601,368	3,086,170
TOTAL INDUSTRIALS		14,313,321

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	278,016	6,242,317
Real Estate - 0.1%
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	1,546,554	3,151,349
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	976,371	2,057,792
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	2,376,021	3,910,221
TOTAL REAL ESTATE		9,119,362

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	373,900	1,891,250
TOTAL SINGAPORE		123,237,666
SOUTH AFRICA - 0.9%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
MTN Group Ltd	690,524	4,555,296
Vodacom Group Ltd	258,597	1,903,897
		6,459,193
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	69,598	18,304,878
Woolworths Holdings Ltd/South Africa	383,203	1,186,613
		19,491,491
Specialty Retail - 0.0%
Pepkor Holdings Ltd (d)(e)	967,637	1,395,176
TOTAL CONSUMER DISCRETIONARY		20,886,667

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	137,215	3,448,586
Clicks Group Ltd	97,531	2,074,282
Shoprite Holdings Ltd	204,548	3,139,821
		8,662,689
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	345,204	3,168,797
Capitec Bank Holdings Ltd	35,549	6,578,130
Nedbank Group Ltd	188,062	2,562,425
Standard Bank Group Ltd	545,279	6,792,371
		19,101,723
Financial Services - 0.1%
FirstRand Ltd	2,058,258	8,036,626
Remgro Ltd	209,057	1,796,870
		9,833,496
Insurance - 0.0%
Discovery Ltd	225,511	2,497,306
Old Mutual Ltd	1,945,813	1,185,192
OUTsurance Group Ltd	343,535	1,410,246
Sanlam Ltd	731,771	3,324,220
		8,416,964
TOTAL FINANCIALS		37,352,183

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	153,142	1,002,354
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	141,731	1,790,186
Materials - 0.3%
Chemicals - 0.0%
Sasol Ltd (c)	236,011	815,197
Metals & Mining - 0.3%
Anglo American Platinum Ltd (b)	38,964	1,334,283
Anglo American PLC	521,244	14,229,112
Gold Fields Ltd	364,650	8,178,719
Harmony Gold Mining Co Ltd	232,700	3,656,270
Impala Platinum Holdings Ltd (c)	367,487	2,185,492
Kumba Iron Ore Ltd	26,274	456,939
		30,040,815
TOTAL MATERIALS		30,856,012

TOTAL SOUTH AFRICA		107,009,284
SPAIN - 1.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	217,602	8,806,211
Telefonica SA (b)	1,609,824	8,270,053
		17,076,264
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	185,135	14,509,134
Specialty Retail - 0.2%
Industria de Diseno Textil SA	447,186	23,931,532
TOTAL CONSUMER DISCRETIONARY		38,440,666

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	476,475	5,824,273
Financials - 0.8%
Banks - 0.8%
Banco Bilbao Vizcaya Argentaria SA	2,362,141	32,418,124
Banco de Sabadell SA	2,212,345	6,426,038
Banco Santander SA	6,209,588	43,487,476
CaixaBank SA	1,618,701	12,406,056
		94,737,694
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (c)	122,018	1,146,463
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	72,435	4,521,395
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	30,602	7,675,379
TOTAL INDUSTRIALS		12,196,774

Utilities - 0.5%
Electric Utilities - 0.5%
Acciona SA	10,105	1,469,852
Endesa SA	129,773	3,895,854
Iberdrola SA	2,387,872	43,043,447
Redeia Corp SA	167,379	3,507,883
		51,917,036
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	125,250	1,171,298
EDP Renovaveis SA rights 5/5/2025 (c)	125,250	12,770
		1,184,068
TOTAL UTILITIES		53,101,104

TOTAL SPAIN		222,523,238
SWEDEN - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	956,619	3,577,857
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	221,704	3,262,883
TOTAL COMMUNICATION SERVICES		6,840,740

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (c)(d)(e)	65,275	4,521,900
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	230,030	3,333,268
TOTAL CONSUMER DISCRETIONARY		7,855,168

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	248,550	7,159,104
Financials - 0.5%
Banks - 0.3%
Skandinaviska Enskilda Banken AB A Shares	651,198	10,271,082
Svenska Handelsbanken AB A Shares	598,806	7,838,262
Swedbank AB A1 Shares	348,768	8,656,504
		26,765,848
Capital Markets - 0.0%
EQT AB	151,518	4,354,839
Financial Services - 0.2%
Industrivarden AB A Shares	51,189	1,795,362
Industrivarden AB C Shares	63,337	2,219,465
Investor AB A Shares	19,512	578,971
Investor AB B Shares	691,100	20,399,444
L E Lundbergforetagen AB B Shares	31,434	1,656,989
		26,650,231
TOTAL FINANCIALS		57,770,918

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (c)	79,478	2,409,296
Industrials - 1.0%
Aerospace & Defense - 0.1%
Saab AB B Shares	130,143	6,060,046
Building Products - 0.1%
Assa Abloy AB B Shares	412,498	12,520,959
Nibe Industrier AB B Shares	614,658	2,593,322
		15,114,281
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	199,999	3,176,229
Construction & Engineering - 0.0%
Skanska AB B Shares	140,264	3,249,197
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	60,217	1,624,809
Lifco AB B Shares	94,953	3,672,178
		5,296,987
Machinery - 0.7%
Alfa Laval AB	117,884	4,879,767
Atlas Copco AB A Shares	1,099,866	17,051,878
Atlas Copco AB B Shares	644,033	8,958,692
Epiroc AB A Shares	264,905	5,722,639
Epiroc AB B Shares	163,077	3,192,195
Indutrade AB	110,803	2,989,749
Sandvik AB	438,943	9,087,217
SKF AB B Shares	138,016	2,706,630
Trelleborg AB B Shares	86,456	2,976,831
Volvo AB B Shares	648,371	17,625,007
		75,190,605
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	105,506	3,543,247
Beijer Ref AB B Shares	156,340	2,380,968
		5,924,215
TOTAL INDUSTRIALS		114,011,560

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	1,139,948	9,629,574
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	852,803	8,299,964
TOTAL INFORMATION TECHNOLOGY		17,929,538

Materials - 0.1%
Metals & Mining - 0.0%
Boliden AB (c)	111,056	3,402,171
Paper & Forest Products - 0.1%
Holmen AB B Shares	31,400	1,242,940
Svenska Cellulosa AB SCA B Shares	245,919	3,188,004
		4,430,944
TOTAL MATERIALS		7,833,115

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (c)	297,986	2,133,426
Sagax AB B Shares	91,397	2,072,756
		4,206,182
TOTAL SWEDEN		226,015,621
SWITZERLAND - 3.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	10,547	7,028,352
Consumer Discretionary - 0.4%
Specialty Retail - 0.0%
Avolta AG	37,479	1,707,834
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Series A	220,276	38,923,919
Swatch Group AG/The	11,509	1,997,298
Swatch Group AG/The	1,045	36,287
		40,957,504
TOTAL CONSUMER DISCRETIONARY		42,665,338

Consumer Staples - 0.1%
Food Products - 0.1%
Barry Callebaut AG (b)	1,438	1,291,038
Chocoladefabriken Lindt & Spruengli AG	44	6,226,692
Chocoladefabriken Lindt & Spruengli AG	386	5,630,871
		13,148,601
Financials - 1.0%
Banks - 0.0%
Banque Cantonale Vaudoise (c)	12,379	1,520,846
Capital Markets - 0.5%
Julius Baer Group Ltd	83,742	5,430,508
Partners Group Holding AG	9,310	12,131,708
UBS Group AG	1,347,494	40,636,246
		58,198,462
Insurance - 0.5%
Baloise Holding AG	17,206	3,821,239
Helvetia Holding AG	15,005	3,296,064
Swiss Life Holding AG	11,826	11,778,000
Zurich Insurance Group AG	60,002	42,557,669
		61,452,972
TOTAL FINANCIALS		121,172,280

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	20,632	6,334,463
Straumann Holding AG	45,432	5,539,832
		11,874,295
Life Sciences Tools & Services - 0.2%
Lonza Group AG	29,620	21,282,245
Pharmaceuticals - 0.1%
Galderma Group AG	38,989	4,530,254
Sandoz Group AG	171,604	7,439,257
		11,969,511
TOTAL HEALTH CARE		45,126,051

Industrials - 0.6%
Building Products - 0.1%
Geberit AG	13,781	9,520,720
Electrical Equipment - 0.3%
ABB Ltd	648,200	34,231,925
Machinery - 0.1%
Schindler Holding AG	16,372	5,966,799
Schindler Holding AG	9,794	3,465,012
VAT Group AG (d)(e)	10,970	3,911,639
		13,343,450
Marine Transportation - 0.0%
Kuehne + Nagel International AG	19,662	4,498,902
Professional Services - 0.1%
SGS SA	64,978	6,354,909
TOTAL INDUSTRIALS		67,949,906

Information Technology - 0.1%
Software - 0.0%
Temenos AG	23,342	1,668,598
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	61,892	4,652,305
TOTAL INFORMATION TECHNOLOGY		6,320,903

Materials - 0.4%
Chemicals - 0.4%
DSM-Firmenich AG	76,522	8,312,828
EMS-Chemie Holding AG	2,837	2,088,178
Givaudan SA	3,787	18,270,835
Sika AG	62,600	15,644,216
		44,316,057
Containers & Packaging - 0.0%
SIG Group AG	123,836	2,387,146
TOTAL MATERIALS		46,703,203

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	32,079	4,520,249
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG (c)	8,609	1,726,285
TOTAL SWITZERLAND		356,361,168
TAIWAN - 4.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	1,547,000	6,241,883
Entertainment - 0.0%
International Games System Co Ltd	104,000	2,690,910
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	723,000	1,934,895
Taiwan Mobile Co Ltd	737,600	2,613,625
		4,548,520
TOTAL COMMUNICATION SERVICES		13,481,313

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	725,899	1,118,923
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	72,000	879,939
Specialty Retail - 0.0%
Hotai Motor Co Ltd	124,220	2,413,060
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd (c)	77,941	1,013,884
Feng TAY Enterprise Co Ltd	197,244	696,815
Pou Chen Corp	904,000	929,052
		2,639,751
TOTAL CONSUMER DISCRETIONARY		7,051,673

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	231,000	1,885,245
Food Products - 0.1%
Uni-President Enterprises Corp	1,992,080	4,777,733
TOTAL CONSUMER STAPLES		6,662,978

Financials - 0.6%
Banks - 0.3%
Chang Hwa Commercial Bank Ltd	2,493,468	1,418,990
CTBC Financial Holding Co Ltd	6,850,579	8,424,699
E.Sun Financial Holding Co Ltd	5,935,156	5,253,834
First Financial Holding Co Ltd	4,627,863	3,677,844
Hua Nan Financial Holdings Co Ltd	3,701,287	3,127,686
Mega Financial Holding Co Ltd	4,879,193	5,766,794
Shanghai Commercial & Savings Bank Ltd/The	1,594,059	2,346,016
SinoPac Financial Holdings Co Ltd	4,358,824	2,906,849
Taishin Financial Holding Co Ltd	4,713,235	2,458,076
Taiwan Business Bank	2,819,601	1,246,274
Taiwan Cooperative Financial Holding Co Ltd	4,410,462	3,361,848
		39,988,910
Financial Services - 0.1%
Chailease Holding Co Ltd	622,759	2,236,271
Yuanta Financial Holding Co Ltd	4,199,956	4,106,733
		6,343,004
Insurance - 0.2%
Cathay Financial Holding Co Ltd	3,917,869	7,204,301
Fubon Financial Holding Co Ltd	3,366,195	8,904,051
KGI Financial Holding Co Ltd	6,464,405	3,346,234
Shin Kong Financial Holding Co Ltd (c)	6,166,764	2,271,083
		21,725,669
TOTAL FINANCIALS		68,057,583

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (c)	97,000	1,591,584
Industrials - 0.1%
Electrical Equipment - 0.0%
Fortune Electric Co Ltd	59,500	782,665
Voltronic Power Technology Corp	27,000	1,263,536
		2,046,201
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	1,200,664	1,233,072
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	443,248	2,866,061
Wan Hai Lines Ltd	296,360	768,753
Yang Ming Marine Transport Corp	726,000	1,547,986
		5,182,800
Passenger Airlines - 0.0%
China Airlines Ltd	1,185,490	779,395
Eva Airways Corp	1,082,000	1,297,027
		2,076,422
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	827,000	700,690
TOTAL INDUSTRIALS		11,239,185

Information Technology - 3.7%
Communications Equipment - 0.0%
Accton Technology Corp	205,000	3,810,773
Electronic Equipment, Instruments & Components - 0.4%
AUO Corp	2,675,000	1,027,150
Delta Electronics Inc	801,621	8,382,776
E Ink Holdings Inc	349,000	2,433,101
Elite Material Co Ltd	122,000	2,118,978
Hon Hai Precision Industry Co Ltd	5,128,990	22,805,542
Innolux Corp	3,155,119	1,348,510
Largan Precision Co Ltd	41,000	2,917,123
Lotes Co Ltd	35,000	1,373,442
Synnex Technology International Corp	510,500	1,130,302
Unimicron Technology Corp	570,000	1,678,179
Wpg Holding Co Ltd	651,320	1,377,120
Yageo Corp	172,528	2,468,798
Zhen Ding Technology Holding Ltd	274,302	838,622
		49,899,643
Semiconductors & Semiconductor Equipment - 3.0%
Alchip Technologies Ltd	31,000	2,067,461
ASE Technology Holding Co Ltd	1,361,840	5,791,483
eMemory Technology Inc	26,000	2,089,378
Global Unichip Corp	36,000	1,154,198
Globalwafers Co Ltd	105,000	1,011,337
Jentech Precision Industrial Co Ltd	35,000	1,099,939
MediaTek Inc	623,970	26,461,470
Novatek Microelectronics Corp	235,000	3,814,231
Realtek Semiconductor Corp	197,090	3,233,507
Taiwan Semiconductor Manufacturing Co Ltd	10,093,000	285,409,532
United Microelectronics Corp	4,650,000	6,512,089
Vanguard International Semiconductor Corp	409,581	1,153,943
		339,798,568
Technology Hardware, Storage & Peripherals - 0.3%
Acer Inc	1,197,288	1,305,694
Advantech Co Ltd	192,411	2,011,705
Asia Vital Components Co Ltd	135,000	1,978,215
Asustek Computer Inc	287,000	5,237,862
Catcher Technology Co Ltd	251,000	1,705,200
Compal Electronics Inc	1,729,000	1,486,856
Gigabyte Technology Co Ltd	215,000	1,548,989
Inventec Corp	1,083,280	1,380,965
Lite-On Technology Corp	853,910	2,577,260
Micro-Star International Co Ltd	290,000	1,265,804
Pegatron Corp	824,000	2,089,416
Quanta Computer Inc (c)	1,111,000	8,329,931
Wistron Corp	1,115,000	3,570,621
Wiwynn Corp	46,000	2,762,812
		37,251,330
TOTAL INFORMATION TECHNOLOGY		430,760,314

Materials - 0.1%
Chemicals - 0.1%
Formosa Chemicals & Fibre Corp	1,458,590	1,137,546
Formosa Plastics Corp	1,708,480	1,816,637
Nan Ya Plastics Corp	2,135,780	2,042,649
		4,996,832
Construction Materials - 0.0%
Asia Cement Corp	944,466	1,327,666
TCC Group Holdings Co Ltd	2,823,612	2,618,765
		3,946,431
Metals & Mining - 0.0%
China Steel Corp	4,780,426	3,085,295
TOTAL MATERIALS		12,028,558

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ruentex Development Co Ltd	631,851	649,093
TOTAL TAIWAN		551,522,281
THAILAND - 0.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
True Corp PCL (c)	2,315,130	838,283
True Corp PCL depository receipt (c)	1,698,771	615,107
		1,453,390
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL	228,500	2,015,827
Advanced Info Service PCL depository receipt	263,500	2,324,597
		4,340,424
TOTAL COMMUNICATION SERVICES		5,793,814

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp Pcl	249,566	176,681
Central Retail Corp Pcl depository receipt	506,200	358,367
		535,048
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	1,019,598	820,760
Minor International PCL depository receipt	350,000	281,745
		1,102,505
Specialty Retail - 0.0%
Home Product Center PCL	1,156,167	292,973
Home Product Center PCL depository receipt	1,298,800	329,118
PTT Oil & Retail Business PCL depository receipt	1,150,400	498,660
		1,120,751
TOTAL CONSUMER DISCRETIONARY		2,758,304

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
CP ALL PCL	1,160,500	1,787,174
CP ALL PCL depository receipt	1,219,600	1,878,189
CP AXTRA PCL	40,900	30,881
CP AXTRA PCL depository receipt	793,976	599,487
		4,295,731
Food Products - 0.0%
Charoen Pokphand Foods PCL	706,700	559,848
Charoen Pokphand Foods PCL depository receipt	812,800	643,901
		1,203,749
TOTAL CONSUMER STAPLES		5,499,480

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PTT Exploration & Production PCL	369,144	1,098,766
PTT Exploration & Production PCL depository receipt	196,800	585,780
PTT PCL	2,584,300	2,396,989
PTT PCL depository receipt	1,496,000	1,387,570
		5,469,105
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	247,600	1,182,588
Krung Thai Bank PCL	765,055	499,317
Krung Thai Bank PCL depository receipt	698,100	455,619
SCB X PCL	94,050	335,177
SCB X PCL depository receipt	244,000	869,571
TMBThanachart Bank PCL depository receipt	10,654,900	583,749
		3,926,021
Consumer Finance - 0.0%
Krungthai Card PCL	150,000	209,234
Krungthai Card PCL depository receipt	224,400	313,013
		522,247
TOTAL FINANCIALS		4,448,268

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Dusit Medical Services PCL	2,030,000	1,456,004
Bangkok Dusit Medical Services PCL depository receipt	2,498,900	1,792,321
Bumrungrad Hospital Pcl	104,400	514,442
Bumrungrad Hospital Pcl depository receipt	138,100	680,504
		4,443,271
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	841,000	960,553
Airports of Thailand PCL depository receipt	923,500	1,054,781
Bangkok Expressway & Metro PCL	1,583,600	280,035
Bangkok Expressway & Metro PCL depository receipt	1,328,400	234,906
		2,530,275
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Delta Electronics Thailand PCL depository receipt	1,272,200	3,729,686
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The	166,100	793,798
Siam Cement PCL/The depository receipt	147,500	704,907
		1,498,705
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	461,500	697,820
Central Pattana PCL depository receipt	388,700	587,740
		1,285,560
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Development PCL	553,694	815,555
Gulf Development PCL depository receipt	1,487,358	2,190,780
		3,006,335
TOTAL THAILAND		40,462,803
TURKEY - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	496,273	1,158,988
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	29,384	675,924
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola Icecek AS	365,057	494,079
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	182,831	2,142,027
TOTAL CONSUMER STAPLES		2,636,106

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	395,882	1,282,421
Financials - 0.0%
Banks - 0.0%
Akbank TAS	1,272,159	1,602,808
Haci Omer Sabanci Holding AS	431,433	820,955
Turkiye Is Bankasi AS Class C	3,585,037	959,245
Yapi ve Kredi Bankasi AS (c)	1,412,266	835,002
		4,218,010
Industrials - 0.1%
Aerospace & Defense - 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	572,525	2,007,829
Industrial Conglomerates - 0.0%
KOC Holding AS	311,645	1,114,789
Turkiye Sise ve Cam Fabrikalari AS	499,792	444,031
		1,558,820
Passenger Airlines - 0.1%
Pegasus Hava Tasimaciligi AS	95,900	555,299
Turk Hava Yollari AO (c)	227,160	1,677,379
		2,232,678
TOTAL INDUSTRIALS		5,799,327

Materials - 0.0%
Chemicals - 0.0%
Sasa Polyester Sanayi AS	4,647,982	510,744
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	1,434,183	838,273
TOTAL MATERIALS		1,349,017

TOTAL TURKEY		17,119,793
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	1,437,075	6,807,722
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	1,187,264	727,282
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	1,356,832	1,244,885
TOTAL CONSUMER DISCRETIONARY		1,972,167

Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	1,326,635	1,769,786
Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	1,206,660	3,823,940
Abu Dhabi Islamic Bank PJSC	585,467	2,916,934
Dubai Islamic Bank PJSC	1,205,079	2,480,336
Emirates NBD Bank PJSC	768,956	4,302,159
First Abu Dhabi Bank PJSC	1,816,966	7,430,019
		20,953,388
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Multiply Group PJSC (c)	1,333,767	777,082
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	1,561,104	3,510,630
Emaar Development PJSC	413,647	1,503,434
Emaar Properties PJSC	2,718,334	9,694,988
		14,709,052
TOTAL UNITED ARAB EMIRATES		46,989,197
UNITED KINGDOM - 7.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	2,632,652	6,097,834
Interactive Media & Services - 0.0%
Auto Trader Group PLC (d)(e)	369,019	4,145,874
Media - 0.1%
Informa PLC	538,665	5,224,723
WPP PLC	437,209	3,389,486
		8,614,209
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	8,351,515	8,207,034
TOTAL COMMUNICATION SERVICES		27,064,951

Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
Next PLC	48,558	7,979,143
Diversified Consumer Services - 0.0%
Pearson PLC	244,378	3,917,680
Hotels, Restaurants & Leisure - 0.4%
Compass Group PLC	696,827	23,493,401
Entain PLC	251,797	2,139,593
InterContinental Hotels Group PLC	64,893	6,924,726
Whitbread PLC	72,588	2,508,417
		35,066,137
Household Durables - 0.0%
Barratt Redrow PLC	559,656	3,474,186
Specialty Retail - 0.0%
JD Sports Fashion PLC	1,058,015	1,107,991
Kingfisher PLC	740,344	2,845,508
		3,953,499
TOTAL CONSUMER DISCRETIONARY		54,390,645

Consumer Staples - 1.6%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	84,400	7,658,456
Diageo PLC	912,357	25,619,344
		33,277,800
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	716,284	2,546,851
Marks & Spencer Group PLC	834,241	4,335,172
Tesco PLC	2,773,672	13,726,912
		20,608,935
Food Products - 0.0%
Associated British Foods PLC	135,391	3,724,190
Household Products - 0.1%
Reckitt Benckiser Group PLC	281,914	18,196,569
Personal Care Products - 0.6%
Unilever PLC	1,015,234	64,639,837
Tobacco - 0.4%
British American Tobacco PLC	814,262	35,467,901
Imperial Brands PLC	327,717	13,447,222
		48,915,123
TOTAL CONSUMER STAPLES		189,362,454

Financials - 2.2%
Banks - 1.4%
Barclays PLC	5,921,631	23,589,663
HSBC Holdings PLC	7,322,263	81,624,014
Lloyds Banking Group PLC	24,848,987	24,413,592
NatWest Group PLC	3,138,586	20,188,285
Standard Chartered PLC	844,015	12,156,561
		161,972,115
Capital Markets - 0.5%
3i Group PLC	399,587	22,653,003
London Stock Exchange Group PLC	196,168	30,545,619
Schroders PLC	329,674	1,442,846
		54,641,468
Financial Services - 0.1%
M&G PLC	905,753	2,503,519
Wise PLC Class A (c)	271,656	3,542,522
		6,046,041
Insurance - 0.2%
Admiral Group PLC	105,678	4,588,472
Aviva PLC	1,087,994	8,119,830
Legal & General Group PLC	2,398,611	7,496,095
Phoenix Group Holdings PLC	286,256	2,279,422
		22,483,819
TOTAL FINANCIALS		245,143,443

Health Care - 0.8%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC	342,670	4,822,249
Pharmaceuticals - 0.8%
Astrazeneca PLC	635,269	91,012,907
TOTAL HEALTH CARE		95,835,156

Industrials - 1.3%
Aerospace & Defense - 0.7%
BAE Systems PLC	1,230,723	28,531,403
Melrose Industries PLC	523,734	3,026,443
Rolls-Royce Holdings PLC	3,490,824	35,335,777
		66,893,623
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	1,027,700	4,708,192
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	1,088,393	6,137,535
DCC PLC	40,081	2,609,903
Smiths Group PLC	140,259	3,484,248
		12,231,686
Machinery - 0.0%
Spirax Group PLC	29,888	2,340,114
Professional Services - 0.4%
Intertek Group PLC	65,553	4,004,696
RELX PLC	762,173	41,595,706
		45,600,402
Trading Companies & Distributors - 0.1%
Ashtead Group PLC	178,118	9,471,377
Bunzl PLC	136,738	4,296,922
		13,768,299
TOTAL INDUSTRIALS		145,542,316

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Halma PLC	154,837	5,687,041
Software - 0.1%
Sage Group PLC/The	409,264	6,749,648
TOTAL INFORMATION TECHNOLOGY		12,436,689

Materials - 0.1%
Chemicals - 0.0%
Croda International PLC	53,457	2,110,147
Metals & Mining - 0.1%
Anglogold Ashanti Plc (South Africa)	207,283	8,648,469
TOTAL MATERIALS		10,758,616

Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	289,571	2,286,524
Industrial REITs - 0.1%
Segro PLC	522,327	4,737,692
TOTAL REAL ESTATE		7,024,216

Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	450,081	10,147,557
Multi-Utilities - 0.3%
Centrica PLC	2,097,251	4,476,203
National Grid PLC	2,007,751	28,980,086
		33,456,289
Water Utilities - 0.0%
Severn Trent PLC	111,449	4,143,933
United Utilities Group PLC	280,704	4,220,205
		8,364,138
TOTAL UTILITIES		51,967,984

TOTAL UNITED KINGDOM		839,526,470
UNITED STATES - 6.7%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (c)	63,138	38,765,469
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	832,090	7,673,034
Consumer Staples - 1.0%
Food Products - 1.0%
JBS S/A	314,700	2,444,336
Nestle SA	1,073,366	114,246,271
		116,690,607
Energy - 1.0%
Energy Equipment & Services - 0.0%
Tenaris SA	169,489	2,826,219
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	6,608,084	30,512,118
Shell PLC	2,497,798	80,608,296
		111,120,414
TOTAL ENERGY		113,946,633

Financials - 0.2%
Insurance - 0.2%
Swiss Re AG	123,654	22,135,916
Health Care - 3.1%
Biotechnology - 0.3%
CSL Ltd	198,576	31,874,022
Legend Biotech Corp ADR (c)	30,254	1,057,377
		32,931,399
Health Care Equipment & Supplies - 0.2%
Alcon AG	205,116	19,797,105
Life Sciences Tools & Services - 0.0%
QIAGEN NV	87,474	3,741,328
Pharmaceuticals - 2.6%
GSK PLC	1,699,352	33,617,751
Haleon PLC	3,709,322	18,664,822
Novartis AG	807,307	92,079,265
Roche Holding AG	287,691	94,071,078
Roche Holding AG	13,215	4,604,876
Sanofi SA	465,406	50,911,611
		293,949,403
TOTAL HEALTH CARE		350,419,235

Industrials - 0.7%
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	93,189	4,649,986
Construction & Engineering - 0.0%
Ferrovial SE	193,855	9,416,818
Electrical Equipment - 0.5%
Schneider Electric SE	224,086	52,356,750
Professional Services - 0.2%
Experian PLC	377,359	18,774,001
TOTAL INDUSTRIALS		85,197,555

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (c)	19,276	6,788,236
Monday.com Ltd (c)	15,241	4,282,569
		11,070,805
Materials - 0.2%
Construction Materials - 0.2%
Holcim AG	213,673	23,877,527
James Hardie Industries PLC depository receipt (c)	174,762	4,102,049
		27,979,576
TOTAL UNITED STATES		773,878,830
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	288,309	3,871,028
TOTAL COMMON STOCKS (Cost $8,981,724,822)		11,340,871,193

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	183,306	1,882,700
FRANCE - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Air Liquide SA	9,586	1,969,714
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	22,808	1,825,458
Dr Ing hc F Porsche AG (d)(e)	46,366	2,330,895
Porsche Automobil Holding SE	61,417	2,532,274
Volkswagen AG	84,800	9,227,117
		15,915,744
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	69,201	5,362,174
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	10,655	2,741,214
TOTAL GERMANY		24,019,132
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	9,076	954,586
Hyundai Motor Co Series 2	13,088	1,402,110
		2,356,696
Consumer Staples - 0.0%
Personal Care Products - 0.0%
LG H&H Co Ltd	862	78,120
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	336,626	11,089,465
TOTAL KOREA (SOUTH)		13,524,281
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (c)(f)	2,913,333	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $50,620,661)		41,395,827

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (i) (Cost $7,983,797)	4.25	8,010,000	7,983,711

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.33	103,135,687	103,156,314
Fidelity Securities Lending Cash Central Fund (j)(k)	4.33	37,486,997	37,490,745
TOTAL MONEY MARKET FUNDS (Cost $140,647,059)			140,647,059

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $9,180,976,339)	11,530,897,790
NET OTHER ASSETS (LIABILITIES) - 0.2%	25,044,762
NET ASSETS - 100.0%	11,555,942,552

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	864	Jun 2025	107,771,040	6,355,835	6,355,835
ICE MSCI Emerging Markets Index Contracts (United States)	874	Jun 2025	48,507,000	2,615,780	2,615,780
TME S&P/TSX 60 Index Contracts (Canada)	62	Jun 2025	13,446,975	550,982	550,982

TOTAL FUTURES CONTRACTS					9,522,597
The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $285,335,798 or 2.5% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $294,833,644 or 2.6% of net assets.

(f)	Level 3 security
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,854,138.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	263,134,946	1,326,836,037	1,486,814,669	4,705,797	-	-	103,156,314	103,135,687	0.2%
Fidelity Securities Lending Cash Central Fund	42,238,423	305,478,123	310,225,801	406,656	-	-	37,490,745	37,486,997	0.1%
Total	305,373,369	1,632,314,160	1,797,040,470	5,112,453	-	-	140,647,059

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	717,472,279	180,809,399	536,662,880	-
Consumer Discretionary	1,206,866,395	336,629,070	869,157,612	1,079,713
Consumer Staples	815,928,890	219,944,710	595,984,179	1
Energy	518,439,443	223,776,939	294,662,499	5
Financials	2,829,907,543	1,177,962,476	1,651,945,066	1
Health Care	976,661,004	185,427,649	791,233,355	-
Industrials	1,616,978,659	464,495,927	1,152,482,732	-
Information Technology	1,375,775,135	304,369,977	1,071,405,157	1
Materials	711,730,294	283,218,927	428,511,367	-
Real Estate	198,020,538	92,859,584	105,160,954	-
Utilities	373,091,013	132,003,334	241,087,676	3

Non-Convertible Preferred Stocks
Consumer Discretionary	18,272,440	1,825,458	16,446,982	-
Consumer Staples	5,440,294	5,362,174	78,120	-
Energy	-	-	-	-
Financials	1,882,700	1,882,700	-	-
Health Care	2,741,214	2,741,214	-	-
Information Technology	11,089,465	-	11,089,465	-
Materials	1,969,714	-	1,969,714	-

U.S. Treasury Obligations	7,983,711	-	7,983,711	-

Money Market Funds	140,647,059	140,647,059	-	-
Total Investments in Securities:	11,530,897,790	3,753,956,597	7,775,861,469	1,079,724
Derivative Instruments:

Assets
Futures Contracts	9,522,597	9,522,597	-	-
Total Assets	9,522,597	9,522,597	-	-
Total Derivative Instruments:	9,522,597	9,522,597	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	9,522,597	0
Total Equity Risk	9,522,597	0
Total Value of Derivatives	9,522,597	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Global ex U.S. Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $34,876,785) - See accompanying schedule:
Unaffiliated issuers (cost $9,040,329,280)	$11,390,250,731
Fidelity Central Funds (cost $140,647,059)	140,647,059

Total Investment in Securities (cost $9,180,976,339)		$11,530,897,790
Foreign currency held at value (cost $20,382,105)		20,666,145
Receivable for investments sold		371,598
Receivable for fund shares sold		12,345,886
Dividends receivable		35,173,814
Reclaims receivable		33,403,936
Distributions receivable from Fidelity Central Funds		861,377
Other receivables		123,534
Total assets		11,633,844,080
Liabilities
Payable for investments purchased on a delayed delivery basis	$340,711
Payable for fund shares redeemed	7,046,287
Accrued management fee	510,048
Payable for daily variation margin on futures contracts	110,681
Deferred taxes	32,404,458
Collateral on securities loaned	37,489,343
Total liabilities		77,901,528
Net Assets		$11,555,942,552
Net Assets consist of:
Paid in capital		$10,152,905,522
Total accumulated earnings (loss)		1,403,037,030
Net Assets		$11,555,942,552
Net Asset Value, offering price and redemption price per share ($11,555,942,552 ÷ 732,043,723 shares)		$15.79
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$166,241,846
Foreign Tax Reclaims		9,658,313
Interest		183,799
Income from Fidelity Central Funds (including $406,656 from security lending)		5,112,453
Income before foreign taxes withheld		$181,196,411
Less foreign taxes withheld		(19,030,130)
Total income		162,166,281
Expenses
Management fee	$3,053,685
Independent trustees' fees and expenses	14,361
Total expenses before reductions	3,068,046
Expense reductions	(214,760)
Total expenses after reductions		2,853,286
Net Investment income (loss)		159,312,995
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $877,419)	(145,118,744)
Foreign currency transactions	(513,461)
Futures contracts	(2,593,006)
Total net realized gain (loss)		(148,225,211)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,397,616)	668,833,670
Assets and liabilities in foreign currencies	3,777,243
Futures contracts	14,279,660
Total change in net unrealized appreciation (depreciation)		686,890,573
Net gain (loss)		538,665,362
Net increase (decrease) in net assets resulting from operations		$697,978,357
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$159,312,995	$291,775,553
Net realized gain (loss)	(148,225,211)	(127,911,993)
Change in net unrealized appreciation (depreciation)	686,890,573	1,817,389,020
Net increase (decrease) in net assets resulting from operations	697,978,357	1,981,252,580
Distributions to shareholders	(304,363,138)	(273,194,043)

Share transactions
Proceeds from sales of shares	2,376,197,692	3,257,355,899
Reinvestment of distributions	288,508,220	258,456,453
Cost of shares redeemed	(2,346,877,804)	(2,708,065,922)

Net increase (decrease) in net assets resulting from share transactions	317,828,108	807,746,430
Total increase (decrease) in net assets	711,443,327	2,515,804,967

Net Assets
Beginning of period	10,844,499,225	8,328,694,258
End of period	$11,555,942,552	$10,844,499,225

Other Information
Shares
Sold	158,119,420	222,491,834
Issued in reinvestment of distributions	19,415,089	18,824,212
Redeemed	(155,372,821)	(185,113,293)
Net increase (decrease)	22,161,688	56,202,753

Financial Highlights
Fidelity® Global ex U.S. Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.28	$12.74	$11.60	$15.79	$12.43	$13.09
Income from Investment Operations
Net investment income (loss) A,B	.22	.42	.42	.42	.38	.29
Net realized and unrealized gain (loss)	.71	2.54	1.05	(4.21)	3.23	(.57)
Total from investment operations	.93	2.96	1.47	(3.79)	3.61	(.28)
Distributions from net investment income	(.42)	(.42)	(.33)	(.40)	(.25)	(.38)
Total distributions	(.42)	(.42)	(.33)	(.40)	(.25)	(.38)
Net asset value, end of period	$15.79	$15.28	$12.74	$11.60	$15.79	$12.43
Total Return C,D	6.26%	23.57%	12.74%	(24.56)%	29.25%	(2.25)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.05% G,H	.05% G	.06%	.06%	.05% G	.06%
Expenses net of fee waivers, if any	.05 % G,H	.05% G	.06%	.06%	.05% G	.06%
Expenses net of all reductions, if any	.05% G,H	.05% G	.05%	.06%	.05% G	.06%
Net investment income (loss)	2.85% H	2.89%	3.13%	3.06%	2.46%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$11,555,943	$10,844,499	$8,328,694	$7,473,783	$9,132,488	$5,621,566
Portfolio turnover rate I	8 % H	3%	8%	5% J	5% J	5%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld or foreign tax reclaims, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. Fidelity Global ex U.S. Index Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on each applicable Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Emerging Markets Index Fund	7,768,501,766	2,130,825,573	(1,281,520,922)	849,304,651
Fidelity Global ex U.S. Index Fund	9,348,575,880	3,197,668,223	(1,005,823,716)	2,191,844,507

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Emerging Markets Index Fund	(157,987,967)	(756,652,815)	(914,640,782)
Fidelity Global ex U.S. Index Fund	(84,989,376)	(708,340,173)	(793,329,549)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Index Fund	600,681,012	112,893,655
Fidelity Global ex U.S. Index Fund	771,999,056	451,624,758
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .075% and .055% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .075%, and .055% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex-U.S. Index Fund, respectively. These expense contracts will remain in place through December 31, 2025.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate
Fidelity Global ex U.S. Index Fund	Borrower	20,947,714	4.58%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Emerging Markets Index Fund	44,710	-	-
Fidelity Global ex U.S. Index Fund	42,700	-	-
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Emerging Markets Index Fund	101,183
Fidelity Global ex U.S. Index Fund	214,760
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.929371.113
EMX-I-GUX-I-SANN-0625
Fidelity® SAI International Value Index Fund

Semi-Annual Report
April 30, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI International Value Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
AUSTRALIA - 4.1%
Materials - 4.0%
Metals & Mining - 4.0%
BlueScope Steel Ltd	912,144	13,970,826
Fortescue Ltd	3,521,702	36,371,028
Glencore PLC	20,552,054	67,384,759
Perseus Mining Ltd	2,853,632	6,115,936
Rio Tinto Ltd	771,990	57,758,137
Rio Tinto PLC	2,214,997	131,990,375
		313,591,061
Utilities - 0.1%
Multi-Utilities - 0.1%
AGL Energy Ltd	1,259,155	8,581,149
TOTAL AUSTRALIA		322,172,210
AUSTRIA - 0.3%
Financials - 0.1%
Banks - 0.1%
Raiffeisen Bank International AG	266,788	7,096,379
Materials - 0.0%
Metals & Mining - 0.0%
voestalpine AG	219,076	5,747,855
Utilities - 0.2%
Electric Utilities - 0.2%
Verbund AG Class A	173,471	13,304,175
TOTAL AUSTRIA		26,148,409
BELGIUM - 1.7%
Consumer Staples - 1.5%
Beverages - 1.5%
Anheuser-Busch InBev SA/NV	1,801,397	118,728,242
Materials - 0.2%
Chemicals - 0.2%
Solvay SA Class A	152,877	5,780,972
Syensqo SA	151,326	10,734,925
		16,515,897
TOTAL BELGIUM		135,244,139
CHINA - 0.7%
Consumer Staples - 0.2%
Food Products - 0.2%
Wilmar International Ltd	5,459,800	12,805,847
Financials - 0.4%
Banks - 0.4%
BOC Hong Kong Holdings Ltd	7,475,500	31,037,070
Utilities - 0.1%
Gas Utilities - 0.1%
ENN Energy Holdings Ltd	1,552,700	12,257,603
TOTAL CHINA		56,100,520
DENMARK - 1.2%
Financials - 0.0%
Banks - 0.0%
Jyske Bank A/S	94,891	7,755,168
Health Care - 0.4%
Biotechnology - 0.4%
Genmab A/S (b)	137,631	29,183,108
Industrials - 0.8%
Electrical Equipment - 0.5%
NKT A/S (b)	111,707	9,061,677
Vestas Wind Systems A/S	2,099,945	27,996,907
		37,058,584
Marine Transportation - 0.3%
AP Moller - Maersk A/S Series B	14,488	24,946,683
TOTAL INDUSTRIALS		62,005,267

TOTAL DENMARK		98,943,543
FINLAND - 0.7%
Information Technology - 0.7%
Communications Equipment - 0.7%
Nokia Oyj	10,957,292	54,777,387
FRANCE - 13.3%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Orange SA	3,809,602	55,269,895
Consumer Discretionary - 0.9%
Automobile Components - 0.7%
Cie Generale des Etablissements Michelin SCA Series B	1,467,690	53,667,150
Automobiles - 0.2%
Renault SA	387,444	20,466,650
TOTAL CONSUMER DISCRETIONARY		74,133,800

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Carrefour SA	1,029,243	15,874,742
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
TotalEnergies SE	2,404,141	136,928,282
Financials - 3.7%
Banks - 3.7%
BNP Paribas SA	2,092,980	177,337,108
Credit Agricole SA	2,076,561	38,949,200
Societe Generale SA Series A	1,481,280	77,232,441
		293,518,749
Industrials - 4.3%
Building Products - 1.4%
Cie de Saint-Gobain SA	1,025,377	111,476,954
Commercial Services & Supplies - 0.1%
Elis SA	401,712	10,266,592
Construction & Engineering - 2.4%
Bouygues SA	386,477	16,943,652
Eiffage SA	148,776	20,182,772
Vinci SA	1,053,747	148,016,962
		185,143,386
Professional Services - 0.2%
Teleperformance SE	117,045	12,790,059
Trading Companies & Distributors - 0.2%
Rexel SA	469,039	12,959,647
TOTAL INDUSTRIALS		332,636,638

Information Technology - 0.7%
IT Services - 0.7%
Capgemini SE	320,704	51,201,143
Sopra Steria Group	30,340	6,186,720
		57,387,863
Materials - 0.1%
Chemicals - 0.1%
Arkema SA	132,870	10,032,277
Utilities - 1.0%
Gas Utilities - 0.1%
Rubis SCA	201,748	6,527,394
Multi-Utilities - 0.9%
Engie SA	3,646,427	75,119,595
TOTAL UTILITIES		81,646,989

TOTAL FRANCE		1,057,429,235
GERMANY - 11.3%
Communication Services - 2.4%
Diversified Telecommunication Services - 2.4%
Deutsche Telekom AG	5,356,669	192,398,294
Consumer Discretionary - 2.1%
Automobile Components - 0.2%
Continental AG	224,606	17,414,209
Automobiles - 1.8%
Bayerische Motoren Werke AG	694,001	58,414,588
Mercedes-Benz Group AG	1,441,786	86,202,631
		144,617,219
Hotels, Restaurants & Leisure - 0.1%
TUI AG (b)	939,187	7,177,461
TOTAL CONSUMER DISCRETIONARY		169,208,889

Financials - 1.3%
Capital Markets - 1.3%
Deutsche Bank AG	4,014,937	104,520,425
Health Care - 1.9%
Health Care Providers & Services - 0.8%
Fresenius Medical Care AG	414,929	21,109,752
Fresenius SE & Co KGaA (b)	866,778	41,044,651
		62,154,403
Pharmaceuticals - 1.1%
Bayer AG	2,043,074	53,302,852
Merck KGaA	268,775	37,116,326
		90,419,178
TOTAL HEALTH CARE		152,573,581

Industrials - 2.0%
Air Freight & Logistics - 1.1%
Deutsche Post AG	1,895,024	80,970,601
Machinery - 0.6%
Daimler Truck Holding AG	1,037,477	41,323,753
KION Group AG (c)	144,608	6,097,349
		47,421,102
Passenger Airlines - 0.1%
Deutsche Lufthansa AG	1,244,258	8,940,792
Trading Companies & Distributors - 0.2%
Brenntag SE	266,718	17,812,452
TOTAL INDUSTRIALS		155,144,947

Materials - 0.9%
Chemicals - 0.8%
BASF SE (b)	1,159,496	59,214,857
Metals & Mining - 0.1%
thyssenkrupp AG	1,022,760	11,729,278
TOTAL MATERIALS		70,944,135

Utilities - 0.7%
Independent Power and Renewable Electricity Producers - 0.7%
RWE AG	1,407,689	54,666,383
TOTAL GERMANY		899,456,654
HONG KONG - 1.1%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Jardine Matheson Holdings Ltd (Singapore)	430,633	19,135,214
Swire Pacific Ltd A Shares	1,058,400	9,157,079
		28,292,293
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
CK Asset Holdings Ltd	3,784,500	15,493,047
Henderson Land Development Co Ltd	2,718,930	7,710,723
Sun Hung Kai Properties Ltd	3,133,500	29,725,677
Wharf Real Estate Investment Co Ltd	3,220,000	7,722,420
		60,651,867
TOTAL HONG KONG		88,944,160
IRELAND - 0.6%
Financials - 0.6%
Banks - 0.6%
AIB Group PLC	3,583,288	24,083,494
Bank of Ireland Group PLC	2,086,715	24,407,630

TOTAL IRELAND		48,491,124
ISRAEL - 0.5%
Financials - 0.2%
Banks - 0.2%
Israel Discount Bank Ltd Class A	2,563,847	19,128,192
Information Technology - 0.3%
Software - 0.3%
Nice Ltd (b)	126,543	19,768,812
TOTAL ISRAEL		38,897,004
ITALY - 1.8%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Pirelli & C SpA (d)(e)	894,239	5,494,721
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Eni SpA	4,460,312	63,878,520
Financials - 0.5%
Banks - 0.5%
Banca Monte dei Paschi di Siena SpA (c)	2,305,321	19,367,499
BPER Banca SPA	2,217,334	17,929,991
		37,297,490
Industrials - 0.3%
Passenger Airlines - 0.3%
Ryanair Holdings PLC	1,117,397	26,599,089
Utilities - 0.1%
Multi-Utilities - 0.1%
Hera SpA	1,641,772	7,748,266
TOTAL ITALY		141,018,086
JAPAN - 25.8%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.8%
Nippon Telegraph & Telephone Corp	59,558,700	62,255,351
Wireless Telecommunication Services - 0.6%
KDDI Corp	2,600,200	46,084,966
TOTAL COMMUNICATION SERVICES		108,340,317

Consumer Discretionary - 6.6%
Automobile Components - 2.1%
Aisin Corp	1,329,100	16,839,171
Bridgestone Corp	1,217,100	50,893,257
Denso Corp	4,419,200	57,060,437
Koito Manufacturing Co Ltd	499,300	6,044,820
Sumitomo Electric Industries Ltd	1,651,100	26,538,807
Yokohama Rubber Co Ltd/The	289,100	6,321,121
		163,697,613
Automobiles - 3.7%
Honda Motor Co Ltd	10,102,000	102,785,252
Isuzu Motors Ltd	1,233,600	16,589,992
Mazda Motor Corp	1,248,200	7,462,757
Subaru Corp	1,219,600	22,084,419
Suzuki Motor Corp	4,085,600	48,960,474
Toyota Motor Corp	4,261,400	81,390,266
Yamaha Motor Co Ltd	2,134,400	16,763,011
		296,036,171
Household Durables - 0.8%
Panasonic Holdings Corp	4,798,100	55,014,868
Sumitomo Forestry Co Ltd	428,500	12,311,358
		67,326,226
TOTAL CONSUMER DISCRETIONARY		527,060,010

Consumer Staples - 0.6%
Beverages - 0.6%
Asahi Group Holdings Ltd	3,163,100	43,721,308
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
ENEOS Holdings Inc	6,307,200	30,364,313
Inpex Corp	2,016,300	25,222,904
		55,587,217
Financials - 1.9%
Banks - 0.7%
Fukuoka Financial Group Inc	397,500	10,502,056
Hachijuni Bank Ltd/The	965,200	7,233,262
Japan Post Bank Co Ltd	3,611,200	36,900,009
		54,635,327
Consumer Finance - 0.1%
Credit Saison Co Ltd	339,400	7,925,989
Financial Services - 0.6%
ORIX Corp	2,297,600	46,089,928
Insurance - 0.5%
Japan Post Holdings Co Ltd	4,000,700	38,887,863
TOTAL FINANCIALS		147,539,107

Health Care - 0.7%
Health Care Providers & Services - 0.2%
Alfresa Holdings Corp	379,600	5,716,035
Medipal Holdings Corp	428,600	7,276,728
		12,992,763
Pharmaceuticals - 0.5%
Ono Pharmaceutical Co Ltd	974,900	11,222,007
Shionogi & Co Ltd	1,683,600	28,285,342
		39,507,349
TOTAL HEALTH CARE		52,500,112

Industrials - 8.1%
Air Freight & Logistics - 0.1%
NIPPON EXPRESS HOLDINGS INC	488,500	8,723,567
Building Products - 0.2%
Agc Inc	452,200	14,118,547
Commercial Services & Supplies - 0.2%
TOPPAN Holdings Inc	662,800	18,606,497
Ground Transportation - 0.6%
Central Japan Railway Co	2,142,000	45,075,945
Machinery - 1.4%
Komatsu Ltd	1,977,600	57,191,343
NGK Insulators Ltd	508,100	6,269,961
Toyota Industries Corp	393,000	46,067,142
		109,528,446
Marine Transportation - 1.0%
Kawasaki Kisen Kaisha Ltd	1,404,100	19,256,272
Mitsui OSK Lines Ltd	754,000	25,111,081
Nippon Yusen KK	958,700	31,323,523
		75,690,876
Passenger Airlines - 0.0%
ANA Holdings Inc	332,400	6,385,214
Trading Companies & Distributors - 4.6%
Marubeni Corp	3,453,800	61,231,252
Mitsubishi Corp	3,902,600	74,097,048
Mitsui & Co Ltd	6,175,000	124,865,430
Sojitz Corp	467,900	11,069,507
Sumitomo Corp	2,518,600	61,495,113
Toyota Tsusho Corp	1,480,000	29,411,630
		362,169,980
TOTAL INDUSTRIALS		640,299,072

Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 0.5%
Ibiden Co Ltd	292,900	8,095,823
Kyocera Corp	2,921,300	34,622,462
		42,718,285
Semiconductors & Semiconductor Equipment - 0.5%
Renesas Electronics Corp	3,377,900	39,640,548
Technology Hardware, Storage & Peripherals - 1.8%
Brother Industries Ltd	536,000	9,411,302
Canon Inc	1,932,900	59,648,818
FUJIFILM Holdings Corp	2,503,700	51,281,756
Ricoh Co Ltd	1,184,800	12,461,868
Seiko Epson Corp	672,500	9,329,649
		142,133,393
TOTAL INFORMATION TECHNOLOGY		224,492,226

Materials - 1.6%
Chemicals - 0.3%
Mitsubishi Chemical Group Corp	2,975,900	14,467,513
Tosoh Corp	676,000	9,529,387
		23,996,900
Construction Materials - 0.1%
Taiheiyo Cement Corp	245,800	6,618,254
Metals & Mining - 1.1%
JFE Holdings Inc	1,329,800	15,486,884
Kobe Steel Ltd	824,300	9,667,302
Nippon Steel Corp	2,235,000	47,041,637
Sumitomo Metal Mining Co Ltd (c)	568,500	12,613,324
Yamato Kogyo Co Ltd	97,300	5,776,890
		90,586,037
Paper & Forest Products - 0.1%
Oji Holdings Corp	1,983,000	9,360,821
TOTAL MATERIALS		130,562,012

Utilities - 1.4%
Electric Utilities - 0.8%
Chubu Electric Power Co Inc	1,576,400	20,470,061
Kansai Electric Power Co Inc/The	2,133,100	26,280,723
Kyushu Electric Power Co Inc	986,100	8,762,345
Tohoku Electric Power Co Inc	1,045,800	7,486,196
		62,999,325
Gas Utilities - 0.6%
Osaka Gas Co Ltd	840,400	21,310,919
Tokyo Gas Co Ltd	719,800	23,913,767
		45,224,686
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	350,200	6,134,256
TOTAL UTILITIES		114,358,267

TOTAL JAPAN		2,044,459,648
LUXEMBOURG - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
ArcelorMittal SA	939,968	27,600,724
NETHERLANDS - 2.2%
Consumer Staples - 1.2%
Beverages - 0.2%
Heineken Holding NV Class A	233,608	18,207,426
Consumer Staples Distribution & Retail - 1.0%
Koninklijke Ahold Delhaize NV	1,914,283	78,598,670
TOTAL CONSUMER STAPLES		96,806,096

Financials - 0.9%
Banks - 0.2%
ABN AMRO Bank NV depository receipt (d)(e)	866,215	17,859,508
ABN AMRO Bank NV rights (b)(f)	866,215	735,969
		18,595,477
Financial Services - 0.2%
EXOR NV	184,763	17,351,697
Insurance - 0.5%
NN Group NV	559,419	34,158,468
TOTAL FINANCIALS		70,105,642

Industrials - 0.1%
Professional Services - 0.1%
Randstad NV	243,916	9,731,998
TOTAL NETHERLANDS		176,643,736
NORWAY - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Equinor ASA	1,622,905	36,735,483
SINGAPORE - 4.2%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Genting Singapore Ltd	11,820,956	6,703,278
Financials - 3.5%
Banks - 3.5%
DBS Group Holdings Ltd	2,957,648	96,091,658
Oversea-Chinese Banking Corp Ltd	7,980,986	98,770,803
United Overseas Bank Ltd	3,190,500	84,735,992
		279,598,453
Industrials - 0.2%
Passenger Airlines - 0.2%
Singapore Airlines Ltd	2,848,500	14,618,261
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
STMicroelectronics NV (Italy) (c)	1,320,646	29,646,595
TOTAL SINGAPORE		330,566,587
SPAIN - 5.2%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Telefonica SA (c)	10,003,549	51,390,639
Financials - 4.6%
Banks - 4.6%
Banco Bilbao Vizcaya Argentaria SA	11,985,472	164,489,131
Banco Santander SA	28,404,991	198,928,069
		363,417,200
TOTAL SPAIN		414,807,839
SWEDEN - 2.7%
Financials - 1.7%
Banks - 0.6%
Swedbank AB A1 Shares	1,906,860	47,328,717
Financial Services - 1.1%
Investor AB B Shares	2,945,956	86,956,831
TOTAL FINANCIALS		134,285,548

Industrials - 0.2%
Machinery - 0.2%
SKF AB B Shares	780,282	15,302,101
Information Technology - 0.7%
Communications Equipment - 0.7%
Telefonaktiebolaget LM Ericsson B Shares	6,406,272	54,116,217
Materials - 0.1%
Metals & Mining - 0.1%
SSAB AB B Shares	1,723,977	10,712,539
TOTAL SWEDEN		214,416,405
SWITZERLAND - 0.4%
Consumer Discretionary - 0.3%
Specialty Retail - 0.1%
Avolta AG	207,186	9,441,002
Textiles, Apparel & Luxury Goods - 0.2%
Swatch Group AG/The (c)	79,227	13,749,231
TOTAL CONSUMER DISCRETIONARY		23,190,233

Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG	61,345	1,849,975
Industrials - 0.1%
Professional Services - 0.1%
Adecco Group AG	350,265	9,090,297
TOTAL SWITZERLAND		34,130,505
UNITED KINGDOM - 11.8%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.3%
BT Group PLC	11,778,170	27,280,981
Media - 0.2%
WPP PLC	2,238,627	17,355,077
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC	44,446,618	43,677,690
TOTAL COMMUNICATION SERVICES		88,313,748

Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Kingfisher PLC	3,719,811	14,297,073
Consumer Staples - 3.5%
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	3,453,835	12,280,606
Food Products - 0.2%
Associated British Foods PLC	651,128	17,910,531
Tobacco - 3.1%
British American Tobacco PLC	4,128,303	179,822,025
Imperial Brands PLC	1,570,600	64,446,480
		244,268,505
TOTAL CONSUMER STAPLES		274,459,642

Financials - 5.7%
Banks - 4.2%
Barclays PLC	29,991,351	119,474,833
HSBC Holdings PLC	6,048,356	67,423,293
NatWest Group PLC	13,522,863	86,982,930
Standard Chartered PLC	4,116,965	59,297,688
		333,178,744
Capital Markets - 1.5%
3i Group PLC	1,924,233	109,086,770
Investec PLC	1,207,526	7,573,224
		116,659,994
TOTAL FINANCIALS		449,838,738

Industrials - 0.9%
Industrial Conglomerates - 0.6%
CK Hutchison Holdings Ltd	5,575,500	31,440,688
DCC PLC	205,812	13,401,597
		44,842,285
Passenger Airlines - 0.3%
easyJet PLC	1,339,920	8,832,128
International Consolidated Airlines Group SA	5,010,742	17,409,665
		26,241,793
TOTAL INDUSTRIALS		71,084,078

Real Estate - 0.0%
Retail REITs - 0.0%
Shaftesbury Capital PLC	4,053,981	7,336,921
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.1%
Drax Group PLC	758,963	6,240,770
Multi-Utilities - 0.3%
Centrica PLC	10,512,687	22,437,428
TOTAL UTILITIES		28,678,198

TOTAL UNITED KINGDOM		934,008,398
UNITED STATES - 8.2%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Stellantis NV (Italy)	4,396,606	40,542,858
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
BP PLC	18,606,289	85,912,540
Health Care - 6.6%
Pharmaceuticals - 6.6%
GSK PLC	8,622,013	170,566,595
Novartis AG	1,313,889	149,858,646
Sanofi SA	1,856,609	203,097,844
		523,523,085
Industrials - 0.0%
Electrical Equipment - 0.0%
Signify NV (d)(e)	266,907	5,493,983
TOTAL UNITED STATES		655,472,466
TOTAL COMMON STOCKS (Cost $6,760,138,611)		7,836,464,262

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (h) (Cost $2,375,204)	4.25	2,383,000	2,375,179

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	21,377,787	21,382,062
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	58,561,868	58,567,725
TOTAL MONEY MARKET FUNDS (Cost $79,949,787)			79,949,787

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $6,842,463,602)	7,918,789,228
NET OTHER ASSETS (LIABILITIES) - 0.4%	29,460,993
NET ASSETS - 100.0%	7,948,250,221

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	898	Jun 2025	112,012,030	4,609,829	4,609,829

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,848,212 or 0.4% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $28,848,212 or 0.4% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,375,179.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	72,765,742	1,004,299,542	1,055,683,222	1,037,052	-	-	21,382,062	21,377,787	0.0%
Fidelity Securities Lending Cash Central Fund	53,965,648	297,868,826	293,266,749	319,243	-	-	58,567,725	58,561,868	0.2%
Total	126,731,390	1,302,168,368	1,348,949,971	1,356,295	-	-	79,949,787

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	495,712,893	27,280,981	468,431,912	-
Consumer Discretionary	860,630,862	184,705,836	675,925,026	-
Consumer Staples	562,395,877	48,398,563	513,997,314	-
Energy	379,042,042	-	379,042,042	-
Financials	1,995,479,260	688,118,083	1,307,361,177	-
Health Care	757,779,886	144,456,592	613,323,294	-
Industrials	1,370,298,024	246,701,826	1,123,596,198	-
Information Technology	440,189,100	73,109,252	367,079,848	-
Materials	585,706,500	76,386,182	509,320,318	-
Real Estate	67,988,788	30,552,388	37,436,400	-
Utilities	321,241,030	153,760,425	167,480,605	-

U.S. Treasury Obligations	2,375,179	-	2,375,179	-

Money Market Funds	79,949,787	79,949,787	-	-
Total Investments in Securities:	7,918,789,228	1,753,419,915	6,165,369,313	-
Derivative Instruments:

Assets
Futures Contracts	4,609,829	4,609,829	-	-
Total Assets	4,609,829	4,609,829	-	-
Total Derivative Instruments:	4,609,829	4,609,829	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	4,609,829	0
Total Equity Risk	4,609,829	0
Total Value of Derivatives	4,609,829	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $55,742,582) - See accompanying schedule:
Unaffiliated issuers (cost $6,762,513,815)	$7,838,839,441
Fidelity Central Funds (cost $79,949,787)	79,949,787

Total Investment in Securities (cost $6,842,463,602)		$7,918,789,228
Segregated cash with brokers for derivative instruments		2,879,328
Foreign currency held at value (cost $14,101,780)		14,031,429
Receivable for investments sold		48,275
Receivable for fund shares sold		68,947
Dividends receivable		51,755,263
Reclaims receivable		21,523,538
Distributions receivable from Fidelity Central Funds		92,464
Prepaid expenses		1,670
Total assets		8,009,190,142
Liabilities
Payable for investments purchased on a delayed delivery basis	$735,969
Payable for fund shares redeemed	399,869
Accrued management fee	940,265
Payable for daily variation margin on futures contracts	215,092
Other payables and accrued expenses	81,002
Collateral on securities loaned	58,567,724
Total liabilities		60,939,921
Net Assets		$7,948,250,221
Net Assets consist of:
Paid in capital		$6,919,229,795
Total accumulated earnings (loss)		1,029,020,426
Net Assets		$7,948,250,221
Net Asset Value, offering price and redemption price per share ($7,948,250,221 ÷ 731,570,255 shares)		$10.86
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$147,963,350
Interest		122,469
Income from Fidelity Central Funds (including $319,243 from security lending)		1,356,295
Income before foreign taxes withheld		$149,442,114
Less foreign taxes withheld		(4,526,994)
Total income		144,915,120
Expenses
Management fee	$5,387,103
Custodian fees and expenses	264,372
Independent trustees' fees and expenses	8,920
Registration fees	21,625
Audit fees	42,260
Legal	4,545
Interest	33,738
Miscellaneous	10,523
Total expenses		5,773,086
Net Investment income (loss)		139,142,034
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	172,275,967
Foreign currency transactions	(31,963)
Futures contracts	(4,304,451)
Total net realized gain (loss)		167,939,553
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	642,607,569
Assets and liabilities in foreign currencies	3,966,095
Futures contracts	6,917,502
Total change in net unrealized appreciation (depreciation)		653,491,166
Net gain (loss)		821,430,719
Net increase (decrease) in net assets resulting from operations		$960,572,753
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$139,142,034	$229,007,069
Net realized gain (loss)	167,939,553	281,401,824
Change in net unrealized appreciation (depreciation)	653,491,166	291,384,697
Net increase (decrease) in net assets resulting from operations	960,572,753	801,793,590
Distributions to shareholders	(272,726,527)	(235,417,408)

Share transactions
Proceeds from sales of shares	826,231,864	1,838,610,166
Reinvestment of distributions	268,756,776	230,467,224
Cost of shares redeemed	(111,975,476)	(117,491,924)

Net increase (decrease) in net assets resulting from share transactions	983,013,164	1,951,585,466
Total increase (decrease) in net assets	1,670,859,390	2,517,961,648

Net Assets
Beginning of period	6,277,390,831	3,759,429,183
End of period	$7,948,250,221	$6,277,390,831

Other Information
Shares
Sold	84,939,731	188,556,279
Issued in reinvestment of distributions	28,053,943	25,607,469
Redeemed	(11,102,278)	(11,985,624)
Net increase (decrease)	101,891,396	202,178,124

Financial Highlights
Fidelity® SAI International Value Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.97	$8.79	$7.65	$10.03	$7.16	$9.19
Income from Investment Operations
Net investment income (loss) A,B	.19	.43	.39	.42	.38	.24
Net realized and unrealized gain (loss)	1.10	1.30	1.14	(1.99)	2.63	(1.95)
Total from investment operations	1.29	1.73	1.53	(1.57)	3.01	(1.71)
Distributions from net investment income	(.40)	(.55)	(.39)	(.46)	(.14)	(.32)
Distributions from net realized gain	-	-	-	(.35)	-	-
Total distributions	(.40)	(.55)	(.39)	(.81)	(.14)	(.32)
Net asset value, end of period	$10.86	$9.97	$8.79	$7.65	$10.03	$7.16
Total Return C,D	13.47%	20.34%	20.25%	(16.93)%	42.33%	(19.36)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.16% G	.16%	.17%	.16%	.17%	.18%
Expenses net of fee waivers, if any	.16 % G	.16%	.17%	.16%	.17%	.18%
Expenses net of all reductions, if any	.16% G	.16%	.17%	.16%	.17%	.18%
Net investment income (loss)	3.87% G	4.36%	4.33%	4.82%	3.84%	3.04%
Supplemental Data
Net assets, end of period (000 omitted)	$7,948,250	$6,277,391	$3,759,429	$4,148,718	$5,985,049	$2,258,397
Portfolio turnover rate H	59 % G	59%	62%	79%	60%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity SAI International Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), certain corporate actions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,364,154,127
Gross unrealized depreciation	(363,271,897)
Net unrealized appreciation (depreciation)	$1,000,882,230
Tax cost	$6,922,516,827

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(158,981,183)
Long-term	(92,124,759)
Total capital loss carryforward	$(251,105,942)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Value Index Fund	2,924,350,620	2,111,527,419
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI International Value Index Fund	Borrower	9,154,655	4.57%	33,738

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI International Value Index Fund	5,498
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Value Index Fund	33,823	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity SAI International Value Index Fund	87%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Value Index Fund	96%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9885502.107
IIV-SANN-0625
Fidelity® SAI International Momentum Index Fund

Semi-Annual Report
April 30, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI International Momentum Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
AUSTRALIA - 5.5%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
CAR Group Ltd	75,186	1,604,793
REA Group Ltd	10,553	1,676,658
		3,281,451
Consumer Discretionary - 1.5%
Broadline Retail - 0.5%
Wesfarmers Ltd	86,652	4,340,939
Hotels, Restaurants & Leisure - 0.8%
Aristocrat Leisure Ltd	128,664	5,495,117
Specialty Retail - 0.2%
JB Hi-Fi Ltd	22,490	1,490,362
TOTAL CONSUMER DISCRETIONARY		11,326,418

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	76,728	1,041,951
Financials - 1.2%
Banks - 1.2%
Commonwealth Bank of Australia	88,315	9,413,420
Capital Markets - 0.0%
HUB24 Ltd	4,382	202,443
TOTAL FINANCIALS		9,615,863

Health Care - 0.7%
Biotechnology - 0.1%
Telix Pharmaceuticals Ltd (b)	59,594	1,035,973
Health Care Equipment & Supplies - 0.1%
Ansell Ltd	29,891	579,872
Health Care Providers & Services - 0.3%
Sigma Healthcare Ltd	1,187,079	2,290,673
Health Care Technology - 0.2%
Pro Medicus Ltd	11,178	1,639,034
TOTAL HEALTH CARE		5,545,552

Industrials - 0.5%
Passenger Airlines - 0.1%
Qantas Airways Ltd	152,522	862,347
Professional Services - 0.4%
Computershare Ltd	114,434	2,990,322
TOTAL INDUSTRIALS		3,852,669

Information Technology - 0.1%
Software - 0.1%
Technology One Ltd	61,442	1,185,964
Materials - 0.7%
Metals & Mining - 0.7%
Evolution Mining Ltd	409,212	2,052,208
Genesis Minerals Ltd (b)	232,173	573,338
Northern Star Resources Ltd	235,405	2,891,639
		5,517,185
Utilities - 0.3%
Electric Utilities - 0.3%
Origin Energy Ltd	332,068	2,263,378
TOTAL AUSTRALIA		43,630,431
BELGIUM - 0.7%
Consumer Staples - 0.1%
Food Products - 0.1%
Lotus Bakeries NV	84	805,049
Health Care - 0.6%
Pharmaceuticals - 0.6%
UCB SA	24,699	4,509,019
TOTAL BELGIUM		5,314,068
CHINA - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Prosus NV Class N	44,464	2,084,677
DENMARK - 0.6%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Pandora A/S	16,310	2,406,524
Health Care - 0.3%
Biotechnology - 0.1%
Zealand Pharma A/S (b)	9,952	697,199
Health Care Equipment & Supplies - 0.1%
Ambu AS Series B	37,538	670,545
Pharmaceuticals - 0.1%
ALK-Abello A/S Series B (b)	26,724	616,489
TOTAL HEALTH CARE		1,984,233

TOTAL DENMARK		4,390,757
FINLAND - 0.5%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Orion Oyj B Shares	22,294	1,392,855
Industrials - 0.3%
Machinery - 0.3%
Konecranes Oyj A Shares	14,201	945,951
Wartsila OYJ Abp	93,527	1,722,781
		2,668,732
TOTAL FINLAND		4,061,587
FRANCE - 8.3%
Communication Services - 0.5%
Media - 0.5%
Publicis Groupe SA	39,178	3,986,243
Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 0.2%
Accor SA	33,820	1,653,205
Textiles, Apparel & Luxury Goods - 0.8%
Hermes International SCA	2,431	6,584,715
TOTAL CONSUMER DISCRETIONARY		8,237,920

Energy - 0.3%
Energy Equipment & Services - 0.2%
Technip Energies NV	28,987	988,422
Vallourec SACA (b)	19,475	359,725
		1,348,147
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	6,795	1,106,931
TOTAL ENERGY		2,455,078

Health Care - 2.1%
Health Care Equipment & Supplies - 2.1%
EssilorLuxottica SA	59,009	16,892,577
Industrials - 2.4%
Aerospace & Defense - 2.4%
Safran SA	67,983	18,091,608
Materials - 1.5%
Chemicals - 1.5%
Air Liquide SA	58,941	12,111,091
Utilities - 0.5%
Multi-Utilities - 0.5%
Engie SA	180,162	3,711,495
TOTAL FRANCE		65,486,012
GERMANY - 14.4%
Communication Services - 2.8%
Diversified Telecommunication Services - 2.4%
Deutsche Telekom AG	535,227	19,224,029
Entertainment - 0.2%
CTS Eventim AG & Co KGaA	11,674	1,372,744
Interactive Media & Services - 0.2%
Scout24 SE (c)(d)	15,361	1,821,959
TOTAL COMMUNICATION SERVICES		22,418,732

Consumer Discretionary - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	33,012	7,543,105
Consumer Staples - 0.3%
Personal Care Products - 0.3%
Beiersdorf AG	18,365	2,579,794
Financials - 2.9%
Insurance - 2.9%
Hannover Rueck SE	11,755	3,760,622
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	26,665	18,255,109
Talanx AG	10,572	1,208,428
		23,224,159
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Fresenius Medical Care AG	41,042	2,088,035
Industrials - 1.7%
Aerospace & Defense - 0.5%
MTU Aero Engines AG	11,072	3,811,792
Construction & Engineering - 0.1%
HOCHTIEF AG	3,357	631,294
Electrical Equipment - 1.1%
Siemens Energy AG (b)	116,738	9,010,269
TOTAL INDUSTRIALS		13,453,355

Information Technology - 3.8%
Software - 3.8%
Nemetschek SE	11,282	1,486,408
SAP SE	97,723	28,592,640
		30,079,048
Materials - 0.7%
Construction Materials - 0.7%
Heidelberg Materials AG	27,595	5,447,229
Utilities - 0.9%
Multi-Utilities - 0.9%
E.ON SE	419,523	7,337,283
TOTAL GERMANY		114,170,740
HONG KONG - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Hongkong Land Holdings Ltd (Singapore)	212,400	1,039,486
IRELAND - 0.4%
Consumer Staples - 0.2%
Food Products - 0.2%
Kerry Group PLC Class A	12,883	1,360,937
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	216,600	1,455,782
TOTAL IRELAND		2,816,719
ISRAEL - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Nova Ltd (Israel) (b)	5,945	1,140,300
Tower Semiconductor Ltd (b)	22,083	799,201

TOTAL ISRAEL		1,939,501
ITALY - 5.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Prada Spa (b)	102,000	637,861
Consumer Staples - 0.3%
Beverages - 0.3%
Coca-Cola HBC AG	38,346	1,993,045
Financials - 3.3%
Banks - 3.1%
Banca Popolare di Sondrio SPA	90,381	1,126,269
Banco BPM SpA	311,676	3,458,087
BPER Banca SPA	211,685	1,711,745
UniCredit SpA	319,131	18,567,315
		24,863,416
Insurance - 0.2%
Unipol Assicurazioni SpA	92,577	1,651,795
TOTAL FINANCIALS		26,515,211

Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	20,008	1,175,235
Industrials - 1.0%
Aerospace & Defense - 0.6%
Leonardo SpA	82,889	4,309,259
Electrical Equipment - 0.4%
Prysmian SpA	59,558	3,271,652
TOTAL INDUSTRIALS		7,580,911

Information Technology - 0.1%
IT Services - 0.1%
Reply SpA	4,617	820,122
Materials - 0.1%
Construction Materials - 0.1%
Buzzi SpA	17,458	912,129
Utilities - 0.2%
Multi-Utilities - 0.2%
A2A SpA	320,830	813,770
Hera SpA	159,004	750,412
		1,564,182
TOTAL ITALY		41,198,696
JAPAN - 25.9%
Communication Services - 0.4%
Entertainment - 0.4%
Konami Group Corp	21,200	3,027,699
Consumer Discretionary - 6.6%
Automobile Components - 0.3%
Sumitomo Electric Industries Ltd	162,600	2,613,536
Broadline Retail - 0.5%
Isetan Mitsukoshi Holdings Ltd	74,700	960,229
J Front Retailing Co Ltd	55,400	678,105
Ryohin Keikaku Co Ltd	57,800	1,953,671
		3,592,005
Hotels, Restaurants & Leisure - 0.0%
Skylark Holdings Co Ltd	45,300	939,235
Household Durables - 2.7%
Sony Group Corp	798,900	21,077,218
Leisure Products - 0.6%
Bandai Namco Holdings Inc	135,800	4,719,396
Specialty Retail - 2.1%
Fast Retailing Co Ltd	42,400	13,947,263
Sanrio Co Ltd	42,000	1,669,660
ZOZO Inc	80,500	817,517
		16,434,440
Textiles, Apparel & Luxury Goods - 0.4%
Asics Corp	156,200	3,357,371
TOTAL CONSUMER DISCRETIONARY		52,733,201

Consumer Staples - 0.2%
Food Products - 0.2%
Toyo Suisan Kaisha Ltd	20,300	1,309,036
Household Products - 0.0%
Lion Corp	58,500	716,214
TOTAL CONSUMER STAPLES		2,025,250

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
ENEOS Holdings Inc	604,600	2,910,684
Idemitsu Kosan Co Ltd	199,100	1,233,826
		4,144,510
Financials - 5.4%
Banks - 3.0%
Mizuho Financial Group Inc	465,000	11,626,225
Sumitomo Mitsui Financial Group Inc	506,600	12,086,065
		23,712,290
Capital Markets - 0.4%
Nomura Holdings Inc	586,500	3,268,896
Insurance - 2.0%
Tokio Marine Holdings Inc	394,300	15,804,481
TOTAL FINANCIALS		42,785,667

Health Care - 2.4%
Health Care Equipment & Supplies - 0.7%
Terumo Corp	304,600	5,830,268
Pharmaceuticals - 1.7%
Chugai Pharmaceutical Co Ltd	50,700	2,920,805
Daiichi Sankyo Co Ltd	183,000	4,681,255
Otsuka Holdings Co Ltd	107,900	5,260,209
		12,862,269
TOTAL HEALTH CARE		18,692,537

Industrials - 6.5%
Building Products - 0.2%
Sanwa Holdings Corp	46,700	1,530,537
Construction & Engineering - 0.4%
Obayashi Corp	148,400	2,302,452
Shimizu Corp	112,000	1,196,507
		3,498,959
Electrical Equipment - 0.3%
Fujikura Ltd	56,600	2,105,911
Furukawa Electric Co Ltd	14,500	457,933
		2,563,844
Ground Transportation - 0.2%
Seibu Holdings Inc	51,000	1,230,948
Industrial Conglomerates - 2.5%
Hikari Tsushin Inc	4,700	1,301,063
Hitachi Ltd	685,000	16,930,129
Sekisui Chemical Co Ltd	84,100	1,464,015
		19,695,207
Machinery - 2.3%
Daifuku Co Ltd	78,100	2,068,574
IHI Corp	31,800	2,490,963
Kawasaki Heavy Industries Ltd	33,500	1,998,332
Mitsubishi Heavy Industries Ltd	611,900	12,062,291
		18,620,160
Professional Services - 0.6%
Recruit Holdings Co Ltd	86,500	4,793,423
TOTAL INDUSTRIALS		51,933,078

Information Technology - 2.2%
Electronic Equipment, Instruments & Components - 0.1%
Yokogawa Electric Corp	46,500	1,006,267
IT Services - 1.0%
NEC Corp	276,900	6,740,529
SCSK Corp	30,200	790,590
		7,531,119
Semiconductors & Semiconductor Equipment - 0.8%
Advantest Corp	157,600	6,593,346
Software - 0.1%
Oracle Corp Japan	6,800	815,875
Technology Hardware, Storage & Peripherals - 0.2%
Ricoh Co Ltd	117,200	1,232,724
TOTAL INFORMATION TECHNOLOGY		17,179,331

Materials - 0.5%
Chemicals - 0.4%
Nippon Sanso Holdings Corp	40,900	1,305,836
Toray Industries Inc	335,600	2,143,316
		3,449,152
Construction Materials - 0.1%
Taiheiyo Cement Corp	23,800	640,824
TOTAL MATERIALS		4,089,976

Real Estate - 0.7%
Hotel & Resort REITs - 0.1%
Invincible Investment Corp	1,521	627,633
Real Estate Management & Development - 0.6%
Mitsui Fudosan Co Ltd	478,200	4,739,271
TOTAL REAL ESTATE		5,366,904

Utilities - 0.5%
Electric Utilities - 0.2%
Kyushu Electric Power Co Inc	97,100	862,817
Tohoku Electric Power Co Inc	82,900	593,426
		1,456,243
Gas Utilities - 0.3%
Tokyo Gas Co Ltd	71,200	2,365,463
TOTAL UTILITIES		3,821,706

TOTAL JAPAN		205,799,859
JORDAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hikma Pharmaceuticals PLC	31,283	827,563
NETHERLANDS - 2.4%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	30,381	1,247,415
Energy - 0.2%
Energy Equipment & Services - 0.1%
SBM Offshore NV	36,278	761,948
Oil, Gas & Consumable Fuels - 0.1%
Koninklijke Vopak NV	12,602	520,224
TOTAL ENERGY		1,282,172

Health Care - 1.0%
Biotechnology - 1.0%
Argenx SE (b)	12,499	8,079,968
Industrials - 1.0%
Professional Services - 1.0%
Wolters Kluwer NV	46,704	8,224,646
TOTAL NETHERLANDS		18,834,201
NEW ZEALAND - 0.8%
Consumer Staples - 0.1%
Food Products - 0.1%
a2 Milk Co Ltd/The	144,115	750,216
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Fisher & Paykel Healthcare Corp Ltd	118,877	2,398,108
Information Technology - 0.4%
Software - 0.4%
Xero Ltd (b)	27,081	2,851,984
TOTAL NEW ZEALAND		6,000,308
NORWAY - 0.8%
Consumer Staples - 0.4%
Food Products - 0.4%
Mowi ASA	91,084	1,664,366
Orkla ASA	153,830	1,709,321
		3,373,687
Industrials - 0.4%
Aerospace & Defense - 0.4%
Kongsberg Gruppen ASA	18,094	2,901,051
TOTAL NORWAY		6,274,738
SINGAPORE - 3.4%
Financials - 3.0%
Banks - 2.8%
DBS Group Holdings Ltd	372,200	12,092,486
Oversea-Chinese Banking Corp Ltd	772,900	9,565,228
		21,657,714
Capital Markets - 0.2%
Singapore Exchange Ltd	158,200	1,740,336
TOTAL FINANCIALS		23,398,050

Industrials - 0.2%
Aerospace & Defense - 0.2%
Singapore Technologies Engineering Ltd	294,300	1,671,107
Real Estate - 0.1%
Specialized REITs - 0.1%
Keppel DC REIT	366,000	605,527
Utilities - 0.1%
Multi-Utilities - 0.1%
Sembcorp Industries Ltd	183,800	929,692
TOTAL SINGAPORE		26,604,376
SPAIN - 3.9%
Financials - 3.4%
Banks - 3.4%
Banco Bilbao Vizcaya Argentaria SA	1,160,779	15,930,581
Banco de Sabadell SA	1,079,879	3,136,646
Bankinter SA	117,376	1,361,606
CaixaBank SA	780,879	5,984,817
		26,413,650
Industrials - 0.3%
Construction & Engineering - 0.3%
ACS Actividades de Construccion y Servicios SA	38,559	2,406,854
Utilities - 0.2%
Electric Utilities - 0.2%
Endesa SA	65,336	1,961,421
TOTAL SPAIN		30,781,925
SWEDEN - 2.2%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Telia Co AB	366,392	1,370,345
Wireless Telecommunication Services - 0.2%
Tele2 AB B Shares	112,117	1,650,059
TOTAL COMMUNICATION SERVICES		3,020,404

Consumer Staples - 0.6%
Food Products - 0.1%
AAK AB	37,213	971,762
Household Products - 0.5%
Essity AB B Shares	123,587	3,559,735
TOTAL CONSUMER STAPLES		4,531,497

Industrials - 0.2%
Industrial Conglomerates - 0.2%
Lifco AB B Shares	43,592	1,685,861
Information Technology - 0.9%
Communications Equipment - 0.7%
Telefonaktiebolaget LM Ericsson B Shares	632,155	5,340,054
Electronic Equipment, Instruments & Components - 0.2%
Lagercrantz Group AB B Shares	41,026	930,412
Mycronic AB	15,391	612,423
		1,542,835
TOTAL INFORMATION TECHNOLOGY		6,882,889

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Fastighets AB Balder B Shares (b)	143,486	1,027,286
Wihlborgs Fastigheter AB	53,869	557,333
		1,584,619
TOTAL SWEDEN		17,705,270
SWITZERLAND - 5.4%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA Series A	22,806	4,029,939
Health Care - 0.4%
Pharmaceuticals - 0.4%
Galderma Group AG	25,447	2,956,767
Industrials - 2.5%
Building Products - 0.2%
Belimo Holding AG	2,024	1,711,700
Electrical Equipment - 2.2%
ABB Ltd	317,500	16,767,412
Accelleron Industries AG	19,355	1,035,112
		17,802,524
Machinery - 0.1%
Sulzer AG	3,524	594,343
TOTAL INDUSTRIALS		20,108,567

Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Logitech International SA	31,748	2,386,437
Materials - 1.1%
Chemicals - 1.1%
DSM-Firmenich AG	20,274	2,202,429
Givaudan SA	1,378	6,648,326
		8,850,755
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Mobimo Holding AG	1,494	576,529
PSP Swiss Property AG	9,144	1,627,496
Swiss Prime Site AG	15,902	2,240,750
		4,444,775
TOTAL SWITZERLAND		42,777,240
UNITED KINGDOM - 14.7%
Communication Services - 0.3%
Media - 0.3%
Informa PLC	265,335	2,573,588
Consumer Discretionary - 1.5%
Broadline Retail - 0.5%
Next PLC	23,578	3,874,382
Diversified Consumer Services - 0.3%
Pearson PLC	136,452	2,187,494
Hotels, Restaurants & Leisure - 0.4%
InterContinental Hotels Group PLC	32,513	3,469,459
Leisure Products - 0.2%
Games Workshop Group PLC	6,750	1,386,241
Textiles, Apparel & Luxury Goods - 0.1%
Burberry Group PLC	73,443	715,245
TOTAL CONSUMER DISCRETIONARY		11,632,821

Consumer Staples - 3.5%
Consumer Staples Distribution & Retail - 1.1%
Marks & Spencer Group PLC	420,095	2,183,043
Tesco PLC	1,381,244	6,835,781
		9,018,824
Food Products - 0.1%
Cranswick PLC	11,079	764,826
Personal Care Products - 1.5%
Unilever PLC	181,018	11,525,397
Tobacco - 0.8%
Imperial Brands PLC	159,206	6,532,705
TOTAL CONSUMER STAPLES		27,841,752

Financials - 5.6%
Banks - 4.1%
HSBC Holdings PLC	1,753,582	19,547,837
NatWest Group PLC	1,334,403	8,583,262
Standard Chartered PLC	275,215	3,963,991
		32,095,090
Capital Markets - 1.4%
3i Group PLC	194,039	11,000,273
Insurance - 0.1%
Admiral Group PLC	19,590	850,585
TOTAL FINANCIALS		43,945,948

Industrials - 3.5%
Aerospace & Defense - 2.2%
Rolls-Royce Holdings PLC	1,749,476	17,709,026
Passenger Airlines - 0.2%
International Consolidated Airlines Group SA	495,628	1,722,044
Professional Services - 1.1%
RELX PLC	156,132	8,520,927
TOTAL INDUSTRIALS		27,951,997

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Halma PLC	42,233	1,551,185
Real Estate - 0.1%
Diversified REITs - 0.1%
LondonMetric Property PLC	406,782	1,042,493
TOTAL UNITED KINGDOM		116,539,784
UNITED STATES - 3.6%
Energy - 0.5%
Energy Equipment & Services - 0.2%
Tenaris SA	90,889	1,515,569
Oil, Gas & Consumable Fuels - 0.3%
Shell PLC	72,285	2,332,763
TOTAL ENERGY		3,848,332

Health Care - 1.2%
Health Care Equipment & Supplies - 0.5%
Alcon AG	40,962	3,953,514
Pharmaceuticals - 0.7%
Novartis AG	47,238	5,387,839
TOTAL HEALTH CARE		9,341,353

Industrials - 0.4%
Construction & Engineering - 0.4%
Ferrovial SE	64,503	3,133,337
Materials - 1.5%
Construction Materials - 1.5%
Holcim AG	106,143	11,861,266
TOTAL UNITED STATES		28,184,288
TOTAL COMMON STOCKS (Cost $587,310,660)		786,462,226

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (f) (Cost $248,185)	4.25	249,000	248,182

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $8,453,697)	4.33	8,452,007	8,453,697

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $596,012,542)	795,164,105
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,778,352)
NET ASSETS - 100.0%	793,385,753

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	56	Jun 2025	6,985,160	305,006	305,006

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,821,959 or 0.2% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,821,959 or 0.2% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $248,182.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,117,784	64,375,246	60,039,333	102,573	-	-	8,453,697	8,452,007	0.0%
Fidelity Securities Lending Cash Central Fund	618,000	19,271,459	19,889,459	20,954	-	-	-	-	0.0%
Total	4,735,784	83,646,705	79,928,792	123,527	-	-	8,453,697

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	38,308,117	8,788,695	29,519,422	-
Consumer Discretionary	100,632,466	26,694,928	73,937,538	-
Consumer Staples	47,550,593	17,434,085	30,116,508	-
Energy	11,730,092	3,737,250	7,992,842	-
Financials	197,354,330	18,265,783	179,088,547	-
Health Care	75,883,802	33,691,763	42,192,039	-
Industrials	165,663,773	36,399,859	129,263,914	-
Information Technology	64,876,461	11,332,953	53,543,508	-
Materials	48,789,631	14,313,520	34,476,111	-
Real Estate	14,083,804	7,699,520	6,384,284	-
Utilities	21,589,157	8,693,341	12,895,816	-

U.S. Treasury Obligations	248,182	-	248,182	-

Money Market Funds	8,453,697	8,453,697	-	-
Total Investments in Securities:	795,164,105	195,505,394	599,658,711	-
Derivative Instruments:

Assets
Futures Contracts	305,006	305,006	-	-
Total Assets	305,006	305,006	-	-
Total Derivative Instruments:	305,006	305,006	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	305,006	0
Total Equity Risk	305,006	0
Total Value of Derivatives	305,006	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $587,558,845)	$786,710,408
Fidelity Central Funds (cost $8,453,697)	8,453,697

Total Investment in Securities (cost $596,012,542)		$795,164,105
Segregated cash with brokers for derivative instruments		593,866
Foreign currency held at value (cost $1,581,480)		1,571,675
Receivable for fund shares sold		74,711
Dividends receivable		2,970,959
Reclaims receivable		3,585,731
Distributions receivable from Fidelity Central Funds		25,578
Prepaid expenses		232
Total assets		803,986,857
Liabilities
Payable for investments purchased	$10,067,685
Payable for fund shares redeemed	386,001
Accrued management fee	97,539
Payable for daily variation margin on futures contracts	12,003
Other payables and accrued expenses	37,876
Total liabilities		10,601,104
Net Assets		$793,385,753
Net Assets consist of:
Paid in capital		$790,896,803
Total accumulated earnings (loss)		2,488,950
Net Assets		$793,385,753
Net Asset Value, offering price and redemption price per share ($793,385,753 ÷ 51,308,769 shares)		$15.46
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$11,358,790
Foreign Tax Reclaims		1,437,252
Interest		14,692
Income from Fidelity Central Funds (including $20,954 from security lending)		123,527
Income before foreign taxes withheld		$12,934,261
Less foreign taxes withheld		(1,265,605)
Total income		11,668,656
Expenses
Management fee	$621,603
Custodian fees and expenses	55,661
Independent trustees' fees and expenses	1,082
Registration fees	23,647
Audit fees	24,654
Legal	777
Interest	23,127
Miscellaneous	1,340
Total expenses		751,891
Net Investment income (loss)		10,916,765
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	29,446,957
Foreign currency transactions	(59,952)
Futures contracts	(115,942)
Total net realized gain (loss)		29,271,063
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	43,972,786
Assets and liabilities in foreign currencies	346,546
Futures contracts	575,523
Total change in net unrealized appreciation (depreciation)		44,894,855
Net gain (loss)		74,165,918
Net increase (decrease) in net assets resulting from operations		$85,082,683
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,916,765	$20,218,967
Net realized gain (loss)	29,271,063	33,660,288
Change in net unrealized appreciation (depreciation)	44,894,855	111,427,611
Net increase (decrease) in net assets resulting from operations	85,082,683	165,306,866
Distributions to shareholders	(27,050,514)	(22,706,126)

Share transactions
Proceeds from sales of shares	40,104,789	129,678,316
Reinvestment of distributions	26,214,616	22,529,949
Cost of shares redeemed	(144,078,495)	(79,330,209)

Net increase (decrease) in net assets resulting from share transactions	(77,759,090)	72,878,056
Total increase (decrease) in net assets	(19,726,921)	215,478,796

Net Assets
Beginning of period	813,112,674	597,633,878
End of period	$793,385,753	$813,112,674

Other Information
Shares
Sold	2,867,387	9,219,357
Issued in reinvestment of distributions	1,863,157	1,812,546
Redeemed	(9,888,486)	(5,658,951)
Net increase (decrease)	(5,157,942)	5,372,952

Financial Highlights
Fidelity® SAI International Momentum Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$14.40	$11.70	$10.28	$14.51	$11.33	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.37	.32	.30	.28	.08
Net realized and unrealized gain (loss)	1.35	2.77	1.37	(4.17)	3.05	1.25
Total from investment operations	1.54	3.14	1.69	(3.87)	3.33	1.33
Distributions from net investment income	(.48)	(.44)	(.27)	(.27) D	(.09)	-
Distributions from net realized gain	-	-	-	(.10) D	(.05)	-
Total distributions	(.48)	(.44)	(.27)	(.36) E	(.15) E	-
Net asset value, end of period	$15.46	$14.40	$11.70	$10.28	$14.51	$11.33
Total Return F,G	11.00%	27.42%	16.53%	(27.34)%	29.56%	13.30%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.18% J	.18%	.18%	.18%	.19%	.24% J,K
Expenses net of fee waivers, if any	.18 % J	.18%	.18%	.18%	.19%	.20% J
Expenses net of all reductions, if any	.18% J	.18%	.18%	.18%	.19%	.20% J
Net investment income (loss)	2.63% J	2.67%	2.71%	2.47%	2.03%	1.55% J
Supplemental Data
Net assets, end of period (000 omitted)	$793,386	$813,113	$597,634	$570,561	$1,035,573	$372,738
Portfolio turnover rate L	67 % J	62%	63%	113%	73%	29% M

AFor the period May 12, 2020 (commencement of operations) through October 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity SAI International Momentum Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), certain corporate actions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$208,297,475
Gross unrealized depreciation	(13,183,869)
Net unrealized appreciation (depreciation)	$195,113,606
Tax cost	$600,050,500

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(226,896,579)
Total capital loss carryforward	$(226,896,579)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Momentum Index Fund	274,935,468	365,002,927

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI International Momentum Index Fund	Borrower	10,106,667	4.58%	23,127

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI International Momentum Index Fund	648
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Momentum Index Fund	2,224	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Beneficial Ownership. At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity SAI International Momentum Index Fund	60%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Momentum Index Fund	70%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9900588.104
IMI-SANN-0625
Fidelity® SAI Emerging Markets Low Volatility Index Fund
Fidelity® SAI International Low Volatility Index Fund
Fidelity® SAI U.S. Low Volatility Index Fund

Semi-Annual Report
April 30, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). A fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Emerging Markets Low Volatility Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.1%
	Shares	Value ($)
BRAZIL - 1.3%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Telefonica Brasil SA	3,123,760	15,296,387
Industrials - 0.7%
Ground Transportation - 0.7%
Rumo SA	4,684,800	16,014,576
TOTAL BRAZIL		31,310,963
CHILE - 0.9%
Financials - 0.9%
Banks - 0.9%
Banco de Chile	150,212,052	22,050,582
CHINA - 21.6%
Communication Services - 1.2%
Diversified Telecommunication Services - 1.2%
China Tower Corp Ltd H Shares (b)(c)	19,397,200	28,111,884
Consumer Discretionary - 1.7%
Automobiles - 0.2%
SAIC Motor Corp Ltd A Shares (China)	2,122,700	4,747,775
Household Durables - 1.5%
Gree Electric Appliances Inc of Zhuhai A Shares (China)	1,920,000	12,033,449
Haier Smart Home Co Ltd H Shares	8,240,200	23,913,313
		35,946,762
TOTAL CONSUMER DISCRETIONARY		40,694,537

Consumer Staples - 0.8%
Food Products - 0.5%
Want Want China Holdings Ltd	17,611,000	11,558,099
Personal Care Products - 0.3%
Hengan International Group Co Ltd	2,707,000	7,312,348
TOTAL CONSUMER STAPLES		18,870,447

Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
China Petroleum & Chemical Corp H Shares	59,204,000	30,305,828
China Shenhua Energy Co Ltd H Shares	7,904,500	29,760,612
		60,066,440
Financials - 12.7%
Banks - 11.1%
Agricultural Bank of China Ltd H Shares	61,184,000	37,393,904
Bank of China Ltd A Shares (China)	26,000,000	19,765,021
Bank of China Ltd H Shares	64,845,000	36,286,980
Bank of Communications Co Ltd A Shares (China)	10,500,000	10,790,869
Bank of Communications Co Ltd H Shares	41,586,000	36,462,015
China CITIC Bank Corp Ltd H Shares	37,727,000	29,819,293
China Construction Bank Corp H Shares	41,522,000	34,157,301
China Minsheng Banking Corp Ltd H Shares	27,291,500	12,808,946
Industrial & Commercial Bank of China Ltd H Shares	48,965,000	33,587,833
Postal Savings Bank of China Co Ltd H Shares (b)(c)	17,721,000	10,921,963
		261,994,125
Insurance - 1.6%
PICC Property & Casualty Co Ltd H Shares	20,038,000	36,946,645
TOTAL FINANCIALS		298,940,770

Industrials - 0.5%
Construction & Engineering - 0.3%
China Railway Group Ltd H Shares	17,402,000	7,494,285
Ground Transportation - 0.2%
Daqin Railway Co Ltd A Shares (China)	6,242,175	5,564,519
TOTAL INDUSTRIALS		13,058,804

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
China Railway Signal & Communication Corp Ltd A Shares (China)	2,000,000	1,399,968
China Railway Signal & Communication Corp Ltd H Shares (b)(c)	7,903,000	3,179,298
		4,579,266
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd	396,000	458,004
TOTAL INFORMATION TECHNOLOGY		5,037,270

Utilities - 2.0%
Independent Power and Renewable Electricity Producers - 2.0%
CGN Power Co Ltd H Shares (b)(c)	46,210,000	14,716,940
China Yangtze Power Co Ltd A Shares (China)	8,211,272	33,304,573
		48,021,513
TOTAL CHINA		512,801,665
INDIA - 18.5%
Communication Services - 1.6%
Wireless Telecommunication Services - 1.6%
Bharti Airtel Ltd	1,777,114	39,146,857
Consumer Discretionary - 3.2%
Automobile Components - 0.7%
MRF Ltd	10,042	15,959,186
Automobiles - 1.3%
TVS Motor Co Ltd	988,029	31,180,960
Textiles, Apparel & Luxury Goods - 1.2%
Titan Co Ltd	716,504	28,586,938
TOTAL CONSUMER DISCRETIONARY		75,727,084

Consumer Staples - 2.6%
Food Products - 1.4%
Nestle India Ltd	1,143,088	32,265,019
Personal Care Products - 1.2%
Hindustan Unilever Ltd	1,045,049	28,974,285
TOTAL CONSUMER STAPLES		61,239,304

Health Care - 3.1%
Pharmaceuticals - 3.1%
Cipla Ltd/India	1,505,453	27,588,682
Dr Reddy's Laboratories Ltd	2,059,293	28,867,414
Sun Pharmaceutical Industries Ltd	832,148	18,023,605
		74,479,701
Information Technology - 5.8%
IT Services - 5.8%
HCL Technologies Ltd	1,628,315	30,160,890
Infosys Ltd	1,533,412	27,070,788
Tata Consultancy Services Ltd	721,190	29,398,978
Tech Mahindra Ltd	1,676,580	29,780,128
Wipro Ltd	7,729,670	22,046,702
		138,457,486
Materials - 1.0%
Chemicals - 1.0%
Pidilite Industries Ltd	634,353	22,774,099
Utilities - 1.2%
Electric Utilities - 1.2%
Power Grid Corp of India Ltd	7,860,233	28,509,174
TOTAL INDIA		440,333,705
INDONESIA - 1.7%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Telkom Indonesia Persero Tbk PT	87,340,000	13,766,419
Financials - 1.1%
Banks - 1.1%
Bank Central Asia Tbk PT	48,466,700	25,769,290
TOTAL INDONESIA		39,535,709
KOREA (SOUTH) - 5.7%
Consumer Discretionary - 2.0%
Automobile Components - 1.4%
Hyundai Mobis Co Ltd	176,190	33,004,595
Household Durables - 0.6%
Coway Co Ltd	223,894	13,756,997
TOTAL CONSUMER DISCRETIONARY		46,761,592

Consumer Staples - 1.4%
Tobacco - 1.4%
KT&G Corp	416,401	33,540,613
Financials - 0.7%
Banks - 0.5%
Industrial Bank of Korea	1,096,851	11,813,405
Insurance - 0.2%
DB Insurance Co Ltd	100,116	6,436,782
TOTAL FINANCIALS		18,250,187

Information Technology - 1.6%
IT Services - 0.6%
Samsung SDS Co Ltd	157,654	14,178,129
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	14,302	1,780,846
Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co Ltd	557,571	21,710,451
TOTAL INFORMATION TECHNOLOGY		37,669,426

TOTAL KOREA (SOUTH)		136,221,818
KUWAIT - 2.3%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
Mobile Telecommunications Co KSCP	9,339,576	14,413,114
Financials - 1.7%
Banks - 1.7%
Boubyan Bank KSCP	3,214,420	7,121,015
National Bank of Kuwait SAKP	11,027,870	34,252,960
		41,373,975
TOTAL KUWAIT		55,787,089
MALAYSIA - 4.6%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
CELCOMDIGI BHD	12,118,900	10,738,226
Consumer Staples - 0.2%
Food Products - 0.2%
PPB Group Bhd	2,106,300	6,068,978
Financials - 0.9%
Banks - 0.9%
Malayan Banking Bhd	5,157,716	11,952,019
Public Bank Bhd	8,274,200	8,577,480
		20,529,499
Health Care - 0.9%
Health Care Providers & Services - 0.9%
IHH Healthcare Bhd	12,818,800	20,545,115
Industrials - 0.3%
Marine Transportation - 0.3%
MISC Bhd	5,568,400	9,682,728
Utilities - 1.8%
Electric Utilities - 1.5%
Tenaga Nasional Bhd	10,677,300	34,339,694
Gas Utilities - 0.3%
Petronas Gas Bhd	1,853,400	7,546,753
TOTAL UTILITIES		41,886,447

TOTAL MALAYSIA		109,450,993
MEXICO - 0.3%
Consumer Staples - 0.3%
Household Products - 0.3%
Kimberly Clark DE Mexico Sab D Series A	4,458,700	7,859,934
PHILIPPINES - 1.3%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
PLDT Inc	358,980	8,372,436
Financials - 0.7%
Banks - 0.7%
Bank of the Philippine Islands	6,854,263	17,205,281
Utilities - 0.2%
Electric Utilities - 0.2%
Manila Electric Co	568,150	5,804,925
TOTAL PHILIPPINES		31,382,642
QATAR - 2.2%
Financials - 2.0%
Banks - 2.0%
Al Rayan Bank	4,186,602	2,566,464
Qatar Islamic Bank QPSC	3,530,156	20,467,342
Qatar National Bank QPSC	5,102,791	23,404,727
		46,438,533
Utilities - 0.2%
Multi-Utilities - 0.2%
Qatar Electricity & Water Co QSC	1,251,700	5,256,384
TOTAL QATAR		51,694,917
RUSSIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc (d)(e)	1,400	0
Phosagro Pjsc GDR (b)(d)(e)	3,774	0

TOTAL RUSSIA		0
SAUDI ARABIA - 7.5%
Communication Services - 1.8%
Diversified Telecommunication Services - 1.5%
Saudi Telecom Co	2,870,759	36,430,273
Wireless Telecommunication Services - 0.3%
Etihad Etisalat Co	407,939	6,829,888
TOTAL COMMUNICATION SERVICES		43,260,161

Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Aldrees Petroleum and Transport Services Co	27,275	1,002,011
Jarir Marketing Co	2,450,063	8,243,191
		9,245,202
Consumer Staples - 0.6%
Food Products - 0.6%
Almarai Co JSC	1,031,190	14,515,478
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Saudi Arabian Oil Co (b)(c)	1,763,355	11,917,261
Financials - 1.1%
Banks - 1.1%
Alinma Bank	3,462,210	26,767,643
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Mouwasat Medical Services Co	389,671	7,531,731
Information Technology - 0.7%
IT Services - 0.7%
Elm Co	64,035	17,665,769
Materials - 1.5%
Chemicals - 1.5%
SABIC Agri-Nutrients Co	499,162	13,134,616
Saudi Basic Industries Corp	1,250,850	20,342,007
Yanbu National Petrochemical Co	131,981	1,124,193
		34,600,816
Utilities - 0.6%
Electric Utilities - 0.6%
Saudi Electricity Co	3,281,002	13,103,190
TOTAL SAUDI ARABIA		178,607,251
TAIWAN - 21.2%
Communication Services - 3.3%
Diversified Telecommunication Services - 1.4%
Chunghwa Telecom Co Ltd	8,793,000	35,478,260
Wireless Telecommunication Services - 1.9%
Far EasTone Telecommunications Co Ltd	6,482,000	17,347,149
Taiwan Mobile Co Ltd	7,584,000	26,873,286
		44,220,435
TOTAL COMMUNICATION SERVICES		79,698,695

Consumer Staples - 2.0%
Consumer Staples Distribution & Retail - 0.8%
President Chain Store Corp	2,332,000	19,032,003
Food Products - 1.2%
Uni-President Enterprises Corp	12,224,000	29,317,599
TOTAL CONSUMER STAPLES		48,349,602

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Formosa Petrochemical Corp	6,860,000	7,494,962
Financials - 5.5%
Banks - 5.5%
Chang Hwa Commercial Bank Ltd	32,160,608	18,302,055
Mega Financial Holding Co Ltd	25,806,797	30,501,455
Shanghai Commercial & Savings Bank Ltd/The	11,944,080	17,578,395
SinoPac Financial Holdings Co Ltd	34,734,427	23,163,989
Taichung Commercial Bank Co Ltd	15,842,904	9,806,153
Taiwan Cooperative Financial Holding Co Ltd	42,315,468	32,254,707
		131,606,754
Industrials - 0.6%
Industrial Conglomerates - 0.2%
Far Eastern New Century Corp	5,361,000	5,505,702
Transportation Infrastructure - 0.4%
Taiwan High Speed Rail Corp	9,117,000	7,724,536
TOTAL INDUSTRIALS		13,230,238

Information Technology - 8.2%
Electronic Equipment, Instruments & Components - 1.8%
Lotes Co Ltd	379,000	14,872,417
Synnex Technology International Corp	5,478,000	12,128,880
Wpg Holding Co Ltd	6,984,000	14,766,642
		41,767,939
Semiconductors & Semiconductor Equipment - 0.1%
Chipbond Technology Corp	1,153,000	2,287,961
Technology Hardware, Storage & Peripherals - 6.3%
Asustek Computer Inc	1,688,000	30,806,656
Catcher Technology Co Ltd	2,829,000	19,219,165
Chicony Electronics Co Ltd	2,781,000	13,373,097
Compal Electronics Inc	17,240,000	14,825,567
Inventec Corp	12,985,000	16,553,276
Lite-On Technology Corp	7,102,000	21,435,164
Pegatron Corp	8,534,000	21,639,660
Quanta Computer Inc (e)	1,365,000	10,234,344
		148,086,929
TOTAL INFORMATION TECHNOLOGY		192,142,829

Materials - 0.9%
Chemicals - 0.3%
Formosa Plastics Corp	6,899,000	7,335,748
Construction Materials - 0.6%
Asia Cement Corp	9,778,000	13,745,254
TOTAL MATERIALS		21,081,002

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Highwealth Construction Corp	7,143,590	9,112,111
TOTAL TAIWAN		502,716,193
THAILAND - 2.0%
Communication Services - 1.5%
Wireless Telecommunication Services - 1.5%
Advanced Info Service PCL	4,032,500	35,574,711
Health Care - 0.5%
Health Care Providers & Services - 0.5%
Bangkok Dusit Medical Services PCL	16,120,500	11,562,325
TOTAL THAILAND		47,137,036
UNITED ARAB EMIRATES - 4.0%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Emirates Telecommunications Group Co PJSC	5,222,138	24,738,351
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.3%
Americana Restaurants International PLC - Foreign Co	11,896,574	7,287,483
Specialty Retail - 0.5%
Abu Dhabi National Oil Co for Distribution PJSC	11,960,814	10,973,971
TOTAL CONSUMER DISCRETIONARY		18,261,454

Financials - 1.0%
Banks - 1.0%
Dubai Islamic Bank PJSC	12,042,127	24,785,527
Utilities - 1.2%
Multi-Utilities - 1.2%
Dubai Electricity & Water Authority PJSC	37,426,465	27,307,804
TOTAL UNITED ARAB EMIRATES		95,093,136
TOTAL COMMON STOCKS (Cost $1,873,552,057)		2,261,983,633

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (g) (Cost $986,761)	4.25	990,000	986,750

Money Market Funds - 4.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $117,025,550)	4.33	117,002,149	117,025,550

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,991,564,368)	2,379,995,933
NET OTHER ASSETS (LIABILITIES) - 0.0%	114,053
NET ASSETS - 100.0%	2,380,109,986

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	2,139	Jun 2025	118,714,500	164,637	164,637

The notional amount of futures purchased as a percentage of Net Assets is 5.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $68,847,346 or 2.9% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $68,847,346 or 2.9% of net assets.

(d)	Level 3 security
(e)	Non-income producing
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $986,750.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	335	392,185,983	275,160,768	893,472	-	-	117,025,550	117,002,149	0.2%
Total	335	392,185,983	275,160,768	893,472	-	-	117,025,550

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	313,117,241	125,819,897	187,297,344	-
Consumer Discretionary	190,689,869	27,506,656	163,183,213	-
Consumer Staples	190,444,356	41,245,859	149,198,497	-
Energy	79,478,663	71,983,701	7,494,962	-
Financials	673,718,041	429,801,140	243,916,901	-
Health Care	114,118,872	7,531,731	106,587,141	-
Industrials	51,986,346	23,508,861	28,477,485	-
Information Technology	390,972,780	20,845,067	370,127,713	-
Materials	78,455,917	34,600,816	43,855,101	-
Real Estate	9,112,111	-	9,112,111	-
Utilities	169,889,437	60,384,318	109,505,119	-

U.S. Treasury Obligations	986,750	-	986,750	-

Money Market Funds	117,025,550	117,025,550	-	-
Total Investments in Securities:	2,379,995,933	960,253,596	1,419,742,337	-
Derivative Instruments:

Assets
Futures Contracts	164,637	164,637	-	-
Total Assets	164,637	164,637	-	-
Total Derivative Instruments:	164,637	164,637	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	164,637	0
Total Equity Risk	164,637	0
Total Value of Derivatives	164,637	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® SAI Emerging Markets Low Volatility Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,874,538,818)	$2,262,970,383
Fidelity Central Funds (cost $117,025,550)	117,025,550

Total Investment in Securities (cost $1,991,564,368)		$2,379,995,933
Segregated cash with brokers for derivative instruments		4,281,720
Foreign currency held at value (cost $3,038,346)		3,067,151
Receivable for fund shares sold		15,649
Dividends receivable		4,720,231
Distributions receivable from Fidelity Central Funds		135,248
Receivable for daily variation margin on futures contracts		242,056
Prepaid expenses		1,029
Other receivables		269,786
Total assets		2,392,728,803
Liabilities
Payable for investments purchased	$1,969
Payable for fund shares redeemed	161,032
Accrued management fee	277,639
Deferred taxes	12,014,376
Other payables and accrued expenses	163,801
Total liabilities		12,618,817
Net Assets		$2,380,109,986
Net Assets consist of:
Paid in capital		$1,927,017,897
Total accumulated earnings (loss)		453,092,089
Net Assets		$2,380,109,986
Net Asset Value, offering price and redemption price per share ($2,380,109,986 ÷ 211,474,846 shares)		$11.25
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$36,358,024
Interest		32,895
Income from Fidelity Central Funds		893,472
Income before foreign taxes withheld		$37,284,391
Less foreign taxes withheld		(3,909,350)
Total income		33,375,041
Expenses
Management fee	$1,664,627
Custodian fees and expenses	873,366
Independent trustees' fees and expenses	3,239
Registration fees	32,914
Audit fees	49,355
Legal	1,818
Interest	204,987
Miscellaneous	4,941
Total expenses before reductions	2,835,247
Expense reductions	(23,198)
Total expenses after reductions		2,812,049
Net Investment income (loss)		30,562,992
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $4,321,395)	60,038,977
Foreign currency transactions	(772,727)
Futures contracts	626,134
Total net realized gain (loss)		59,892,384
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $6,801,468)	(73,133,698)
Assets and liabilities in foreign currencies	309,672
Futures contracts	(800,048)
Total change in net unrealized appreciation (depreciation)		(73,624,074)
Net gain (loss)		(13,731,690)
Net increase (decrease) in net assets resulting from operations		$16,831,302
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,562,992	$114,380,848
Net realized gain (loss)	59,892,384	33,570,240
Change in net unrealized appreciation (depreciation)	(73,624,074)	465,589,873
Net increase (decrease) in net assets resulting from operations	16,831,302	613,540,961
Distributions to shareholders	(100,050,273)	(98,766,194)

Share transactions
Proceeds from sales of shares	373,449,964	1,047,524,981
Reinvestment of distributions	92,728,923	93,428,323
Cost of shares redeemed	(630,853,601)	(2,199,673,325)

Net increase (decrease) in net assets resulting from share transactions	(164,674,714)	(1,058,720,021)
Total increase (decrease) in net assets	(247,893,685)	(543,945,254)

Net Assets
Beginning of period	2,628,003,671	3,171,948,925
End of period	$2,380,109,986	$2,628,003,671

Other Information
Shares
Sold	33,463,858	92,869,813
Issued in reinvestment of distributions	8,301,605	8,983,495
Redeemed	(54,305,655)	(190,143,275)
Net increase (decrease)	(12,540,192)	(88,289,967)

Financial Highlights
Fidelity® SAI Emerging Markets Low Volatility Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.73	$10.16	$9.29	$11.44	$9.41	$10.11
Income from Investment Operations
Net investment income (loss) A,B	.15	.36	.35	.33	.27	.24
Net realized and unrealized gain (loss)	(.07)	1.53	.70	(2.22)	1.95	(.75)
Total from investment operations	.08	1.89	1.05	(1.89)	2.22	(.51)
Distributions from net investment income	(.52)	(.32)	(.18)	(.26)	(.19)	(.19)
Distributions from net realized gain	(.05)	-	-	-	-	-
Total distributions	(.56) C	(.32)	(.18)	(.26)	(.19)	(.19)
Net asset value, end of period	$11.25	$11.73	$10.16	$9.29	$11.44	$9.41
Total Return D,E	.72%	18.98%	11.41%	(16.88)%	23.79%	(5.10)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H	.26%	.26%	.26%	.23%	.24%
Expenses net of fee waivers, if any	.25 % H	.26%	.26%	.25%	.23%	.24%
Expenses net of all reductions, if any	.25% H	.26%	.26%	.25%	.23%	.24%
Net investment income (loss)	2.75% H	3.24%	3.37%	3.09%	2.44%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$2,380,110	$2,628,004	$3,171,949	$2,071,953	$1,792,423	$1,259,405
Portfolio turnover rate I	41 % H	34%	22%	21%	28%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® SAI International Low Volatility Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
AUSTRALIA - 2.8%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Lottery Corp/The	9,041,449	30,130,875
Financials - 2.2%
Capital Markets - 0.6%
ASX Ltd	787,595	35,663,832
Insurance - 1.6%
Insurance Australia Group Ltd	9,612,123	50,487,400
Medibank Pvt Ltd	11,187,069	33,278,447
		83,765,847
TOTAL FINANCIALS		119,429,679

TOTAL AUSTRALIA		149,560,554
CHINA - 1.1%
Consumer Staples - 0.0%
Food Products - 0.0%
China Huishan Dairy Holdings Co Ltd (b)(c)	5,145,000	7
Financials - 1.1%
Banks - 1.1%
BOC Hong Kong Holdings Ltd	14,602,000	60,625,148
TOTAL CHINA		60,625,155
DENMARK - 3.4%
Financials - 1.0%
Banks - 0.4%
Ringkjoebing Landbobank A/S	109,076	20,808,701
Insurance - 0.6%
Tryg A/S	1,377,119	32,855,229
TOTAL FINANCIALS		53,663,930

Health Care - 2.4%
Health Care Equipment & Supplies - 1.0%
Coloplast AS Series B	500,568	56,645,819
Pharmaceuticals - 1.4%
Novo Nordisk A/S Series B	1,128,866	75,477,747
TOTAL HEALTH CARE		132,123,566

TOTAL DENMARK		185,787,496
FINLAND - 2.4%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Elisa Oyj A Shares	611,760	32,586,379
Financials - 0.3%
Insurance - 0.3%
Mandatum Holding Oy	2,042,012	14,374,805
Industrials - 1.1%
Machinery - 1.1%
Kone Oyj B Shares	968,940	59,822,671
Materials - 0.4%
Paper & Forest Products - 0.4%
UPM-Kymmene Oyj	854,135	22,622,706
TOTAL FINLAND		129,406,561
FRANCE - 4.1%
Communication Services - 1.9%
Diversified Telecommunication Services - 1.9%
Orange SA	7,222,293	104,781,386
Consumer Staples - 0.1%
Food Products - 0.1%
Danone SA	70,047	6,027,293
Materials - 2.1%
Chemicals - 2.1%
Air Liquide SA	537,324	110,408,374
TOTAL FRANCE		221,217,053
GERMANY - 5.8%
Consumer Staples - 1.0%
Personal Care Products - 1.0%
Beiersdorf AG	394,472	55,412,823
Financials - 3.6%
Capital Markets - 2.1%
Deutsche Boerse AG	342,504	110,318,449
Insurance - 1.5%
Hannover Rueck SE	243,380	77,861,360
TOTAL FINANCIALS		188,179,809

Information Technology - 0.1%
Software - 0.1%
SAP SE	16,647	4,870,723
Materials - 1.1%
Chemicals - 1.1%
Symrise AG	535,947	61,811,540
TOTAL GERMANY		310,274,895
HONG KONG - 4.8%
Financials - 0.7%
Banks - 0.7%
Hang Seng Bank Ltd	2,653,600	37,055,145
Industrials - 1.1%
Ground Transportation - 0.4%
MTR Corp Ltd	6,321,583	21,844,657
Industrial Conglomerates - 0.7%
Jardine Matheson Holdings Ltd (Singapore)	841,976	37,413,275
TOTAL INDUSTRIALS		59,257,932

Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Hongkong Land Holdings Ltd (Singapore)	4,186,000	20,486,295
Sino Land Co Ltd	14,405,584	14,822,394
		35,308,689
Utilities - 2.4%
Electric Utilities - 1.8%
CLP Holdings Ltd	6,773,500	57,755,210
Power Assets Holdings Ltd	5,505,000	36,448,727
		94,203,937
Gas Utilities - 0.6%
Hong Kong & China Gas Co Ltd	37,114,015	33,450,276
TOTAL UTILITIES		127,654,213

TOTAL HONG KONG		259,275,979
ISRAEL - 0.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Bezeq The Israeli Telecommunication Corp Ltd	7,055,772	10,702,755
Industrials - 0.7%
Aerospace & Defense - 0.7%
Elbit Systems Ltd	101,196	38,853,836
TOTAL ISRAEL		49,556,591
ITALY - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Recordati Industria Chimica e Farmaceutica SpA	407,755	23,950,824
JAPAN - 29.6%
Communication Services - 4.6%
Diversified Telecommunication Services - 1.2%
Nippon Telegraph & Telephone Corp	61,738,100	64,533,428
Wireless Telecommunication Services - 3.4%
KDDI Corp	4,993,000	88,494,052
SoftBank Corp	61,076,200	92,423,284
		180,917,336
TOTAL COMMUNICATION SERVICES		245,450,764

Consumer Discretionary - 5.0%
Automobile Components - 1.3%
Bridgestone Corp	1,616,600	67,598,422
Automobiles - 1.5%
Toyota Motor Corp	4,066,900	77,675,429
Broadline Retail - 1.2%
Pan Pacific International Holdings Corp	2,167,000	66,837,809
Hotels, Restaurants & Leisure - 0.6%
McDonald's Holdings Co Japan Ltd	351,100	14,807,196
Skylark Holdings Co Ltd	924,100	19,159,984
		33,967,180
Household Durables - 0.2%
Haseko Corp	867,500	12,390,178
Specialty Retail - 0.2%
Shimamura Co Ltd	197,900	13,165,651
TOTAL CONSUMER DISCRETIONARY		271,634,669

Consumer Staples - 1.0%
Beverages - 0.2%
Suntory Beverage & Food Ltd	349,000	12,175,213
Food Products - 0.8%
Ajinomoto Co Inc	1,466,600	29,997,969
Nisshin Seifun Group Inc	1,050,900	13,558,407
		43,556,376
TOTAL CONSUMER STAPLES		55,731,589

Financials - 5.8%
Banks - 2.3%
Gunma Bank Ltd/The	1,486,600	12,310,354
Hachijuni Bank Ltd/The	1,961,800	14,701,837
Japan Post Bank Co Ltd	5,584,100	57,059,520
Kyoto Financial Group Inc	1,224,200	20,899,931
Mebuki Financial Group Inc	4,131,400	20,041,538
		125,013,180
Insurance - 3.5%
Japan Post Holdings Co Ltd	7,383,700	71,771,519
Tokio Marine Holdings Inc	2,729,800	109,416,870
		181,188,389
TOTAL FINANCIALS		306,201,569

Health Care - 1.1%
Health Care Providers & Services - 0.3%
Medipal Holdings Corp	837,100	14,212,199
Pharmaceuticals - 0.8%
Astellas Pharma Inc	4,484,300	44,906,445
TOTAL HEALTH CARE		59,118,644

Industrials - 3.8%
Commercial Services & Supplies - 1.4%
Secom Co Ltd	1,705,840	62,724,468
Sohgo Security Services Co Ltd	1,512,900	11,919,722
		74,644,190
Construction & Engineering - 0.4%
COMSYS Holdings Corp	475,400	10,536,803
Kinden Corp	477,400	12,367,391
		22,904,194
Ground Transportation - 2.0%
Hankyu Hanshin Holdings Inc	1,032,940	29,388,725
Kintetsu Group Holdings Co Ltd (d)	774,500	16,635,120
Kyushu Railway Co	639,000	16,424,150
Tobu Railway Co Ltd	817,300	14,914,048
Tokyu Corp	2,538,300	30,784,655
		108,146,698
TOTAL INDUSTRIALS		205,695,082

Information Technology - 3.2%
Electronic Equipment, Instruments & Components - 1.5%
Hirose Electric Co Ltd	124,700	14,141,911
Kyocera Corp	5,706,200	67,628,348
		81,770,259
IT Services - 0.4%
Otsuka Corp	910,700	20,197,438
Technology Hardware, Storage & Peripherals - 1.3%
FUJIFILM Holdings Corp	3,389,930	69,433,864
TOTAL INFORMATION TECHNOLOGY		171,401,561

Materials - 0.6%
Chemicals - 0.3%
Kuraray Co Ltd	1,340,600	15,660,206
Paper & Forest Products - 0.3%
Oji Holdings Corp	3,873,300	18,284,049
TOTAL MATERIALS		33,944,255

Real Estate - 1.4%
Diversified REITs - 0.3%
Daiwa House REIT Investment Corp	9,375	15,690,569
Office REITs - 0.9%
Japan Real Estate Investment Corp	28,040	22,219,415
Nippon Building Fund Inc	25,270	23,435,460
		45,654,875
Residential REITs - 0.2%
Advance Residence Investment Corp	11,642	11,993,751
TOTAL REAL ESTATE		73,339,195

Utilities - 3.1%
Electric Utilities - 1.5%
Chubu Electric Power Co Inc	3,079,100	39,983,104
Kansai Electric Power Co Inc/The	3,348,800	41,258,677
		81,241,781
Gas Utilities - 1.6%
Osaka Gas Co Ltd	1,641,560	41,626,788
Tokyo Gas Co Ltd	1,406,000	46,711,249
		88,338,037
TOTAL UTILITIES		169,579,818

TOTAL JAPAN		1,592,097,146
NETHERLANDS - 5.1%
Communication Services - 1.2%
Diversified Telecommunication Services - 1.2%
Koninklijke KPN NV	13,427,679	62,463,610
Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 1.7%
Koninklijke Ahold Delhaize NV	2,262,323	92,888,866
Financials - 0.6%
Financial Services - 0.6%
EXOR NV	360,896	33,892,922
Industrials - 1.5%
Professional Services - 1.5%
Wolters Kluwer NV	462,512	81,449,072
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV	8,692	5,735,722
TOTAL NETHERLANDS		276,430,192
NORWAY - 0.6%
Consumer Staples - 0.6%
Food Products - 0.6%
Orkla ASA	3,031,522	33,685,520
SINGAPORE - 3.3%
Financials - 1.9%
Banks - 1.2%
Oversea-Chinese Banking Corp Ltd	5,377,200	66,546,960
Capital Markets - 0.7%
Singapore Exchange Ltd	3,308,400	36,395,247
TOTAL FINANCIALS		102,942,207

Industrials - 0.6%
Aerospace & Defense - 0.6%
Singapore Technologies Engineering Ltd	6,088,300	34,570,848
Real Estate - 0.8%
Industrial REITs - 0.8%
CapitaLand Ascendas REIT	14,288,799	29,115,697
Mapletree Industrial Trust	8,434,243	13,046,765
		42,162,462
TOTAL SINGAPORE		179,675,517
SPAIN - 0.9%
Consumer Staples - 0.2%
Food Products - 0.2%
Viscofan SA	158,666	11,431,768
Utilities - 0.7%
Electric Utilities - 0.7%
Redeia Corp SA	1,648,445	34,547,657
TOTAL SPAIN		45,979,425
SWEDEN - 0.2%
Consumer Staples - 0.2%
Household Products - 0.2%
Essity AB B Shares	457,069	13,165,176
SWITZERLAND - 9.6%
Communication Services - 1.3%
Diversified Telecommunication Services - 1.3%
Swisscom AG	103,108	68,709,517
Consumer Staples - 1.5%
Food Products - 1.5%
Chocoladefabriken Lindt & Spruengli AG	567	80,239,414
Financials - 1.6%
Banks - 0.3%
Banque Cantonale Vaudoise (b)(d)	115,366	14,173,517
Insurance - 1.3%
Zurich Insurance Group AG	102,430	72,650,611
TOTAL FINANCIALS		86,824,128

Health Care - 0.4%
Health Care Providers & Services - 0.4%
Galenica AG (e)(f)	203,105	21,261,613
Industrials - 1.3%
Professional Services - 1.1%
SGS SA	608,128	59,475,486
Trading Companies & Distributors - 0.2%
DKSH Holding AG	145,316	10,704,807
TOTAL INDUSTRIALS		70,180,293

Materials - 1.3%
Chemicals - 1.3%
Givaudan SA	14,706	70,950,860
Real Estate - 1.9%
Real Estate Management & Development - 1.9%
Allreal Holding AG	60,662	13,362,030
Mobimo Holding AG	29,499	11,383,572
PSP Swiss Property AG	186,321	33,162,361
Swiss Prime Site AG	314,034	44,250,506
		102,158,469
Utilities - 0.3%
Electric Utilities - 0.3%
BKW AG (b)	79,357	15,912,744
TOTAL SWITZERLAND		516,237,038
UNITED KINGDOM - 12.8%
Consumer Discretionary - 0.8%
Diversified Consumer Services - 0.8%
Pearson PLC	2,706,281	43,385,016
Consumer Staples - 4.5%
Beverages - 0.9%
Diageo PLC	1,854,659	52,079,555
Household Products - 1.6%
Reckitt Benckiser Group PLC	1,300,334	83,932,040
Personal Care Products - 2.0%
Unilever PLC	1,684,694	107,264,283
TOTAL CONSUMER STAPLES		243,275,878

Financials - 0.9%
Insurance - 0.9%
Admiral Group PLC	1,094,936	47,541,427
Health Care - 1.9%
Pharmaceuticals - 1.9%
Astrazeneca PLC	701,527	100,505,473
Industrials - 2.7%
Professional Services - 2.0%
RELX PLC	1,936,291	105,673,372
Trading Companies & Distributors - 0.7%
Bunzl PLC	1,356,262	42,619,851
TOTAL INDUSTRIALS		148,293,223

Utilities - 2.0%
Multi-Utilities - 2.0%
National Grid PLC	7,225,467	104,293,140
Water Utilities - 0.0%
Severn Trent PLC	62,727	2,332,336
TOTAL UTILITIES		106,625,476

TOTAL UNITED KINGDOM		689,626,493
UNITED STATES - 10.7%
Consumer Staples - 1.5%
Food Products - 1.5%
Nestle SA	782,051	83,239,463
Health Care - 9.2%
Biotechnology - 0.8%
CSL Ltd	252,715	40,564,033
Life Sciences Tools & Services - 0.7%
QIAGEN NV	884,259	37,820,422
Pharmaceuticals - 7.7%
GSK PLC	4,380,337	86,654,841
Haleon PLC	6,278,103	31,590,591
Novartis AG	875,045	99,805,280
Roche Holding AG	302,076	98,774,779
Sanofi SA	904,922	98,991,068
		415,816,559
TOTAL HEALTH CARE		494,201,014

TOTAL UNITED STATES		577,440,477
TOTAL COMMON STOCKS (Cost $4,529,585,078)		5,313,992,092

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	8,653,223	8,654,953
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	12,924,433	12,925,726
TOTAL MONEY MARKET FUNDS (Cost $21,580,679)			21,580,679

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (j) (Cost $3,050,986)	4.25	3,061,000	3,050,954

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $4,554,216,743)	5,338,623,725
NET OTHER ASSETS (LIABILITIES) - 1.0%	55,140,420
NET ASSETS - 100.0%	5,393,764,145

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	684	Jun 2025	85,318,740	2,639,841	2,639,841

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $21,261,613 or 0.4% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,261,613 or 0.4% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,050,954.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,547,913	314,633,703	308,526,663	753,583	-	-	8,654,953	8,653,223	0.0%
Fidelity Securities Lending Cash Central Fund	13,483,500	502,979,844	503,537,618	101,391	-	-	12,925,726	12,924,433	0.0%
Total	16,031,413	817,613,547	812,064,281	854,974	-	-	21,580,679

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	524,694,411	111,998,651	412,695,760	-
Consumer Discretionary	345,150,560	113,970,640	231,179,920	-
Consumer Staples	675,097,797	206,109,914	468,987,876	7
Financials	1,050,730,769	464,201,434	586,529,335	-
Health Care	831,161,134	97,245,058	733,916,076	-
Industrials	698,122,957	358,885,637	339,237,320	-
Information Technology	182,008,006	40,075,071	141,932,935	-
Materials	299,737,735	70,950,860	228,786,875	-
Real Estate	252,968,815	190,320,058	62,648,757	-
Utilities	454,319,908	122,691,740	331,628,168	-

U.S. Treasury Obligations	3,050,954	-	3,050,954	-

Money Market Funds	21,580,679	21,580,679	-	-
Total Investments in Securities:	5,338,623,725	1,798,029,742	3,540,593,976	7
Derivative Instruments:

Assets
Futures Contracts	2,639,841	2,639,841	-	-
Total Assets	2,639,841	2,639,841	-	-
Total Derivative Instruments:	2,639,841	2,639,841	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,639,841	0
Total Equity Risk	2,639,841	0
Total Value of Derivatives	2,639,841	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® SAI International Low Volatility Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,372,834) - See accompanying schedule:
Unaffiliated issuers (cost $4,532,636,064)	$5,317,043,046
Fidelity Central Funds (cost $21,580,679)	21,580,679

Total Investment in Securities (cost $4,554,216,743)		$5,338,623,725
Segregated cash with brokers for derivative instruments		1,011,993
Foreign currency held at value (cost $6,083,860)		6,090,484
Receivable for fund shares sold		1,809,483
Dividends receivable		29,833,011
Reclaims receivable		32,616,519
Distributions receivable from Fidelity Central Funds		26,835
Prepaid expenses		1,985
Other receivables		27,533
Total assets		5,410,041,568
Liabilities
Payable for fund shares redeemed	$2,482,302
Accrued management fee	641,911
Payable for daily variation margin on futures contracts	166,050
Other payables and accrued expenses	61,434
Collateral on securities loaned	12,925,726
Total liabilities		16,277,423
Net Assets		$5,393,764,145
Net Assets consist of:
Paid in capital		$4,763,946,784
Total accumulated earnings (loss)		629,817,361
Net Assets		$5,393,764,145
Net Asset Value, offering price and redemption price per share ($5,393,764,145 ÷ 434,858,780 shares)		$12.40
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$88,380,745
Interest		69,934
Income from Fidelity Central Funds (including $101,391 from security lending)		854,974
Income before foreign taxes withheld		$89,305,653
Less foreign taxes withheld		(8,551,010)
Total income		80,754,643
Expenses
Management fee	$3,787,055
Custodian fees and expenses	216,255
Independent trustees' fees and expenses	7,178
Registration fees	47,802
Audit fees	49,763
Legal	4,098
Interest	63,239
Miscellaneous	10,078
Total expenses before reductions	4,185,468
Expense reductions	(77,486)
Total expenses after reductions		4,107,982
Net Investment income (loss)		76,646,661
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,116,886)
Redemptions in-kind	91,071,990
Foreign currency transactions	(1,252,378)
Futures contracts	2,969,323
Total net realized gain (loss)		85,672,049
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	326,772,291
Assets and liabilities in foreign currencies	3,427,226
Futures contracts	3,128,073
Total change in net unrealized appreciation (depreciation)		333,327,590
Net gain (loss)		418,999,639
Net increase (decrease) in net assets resulting from operations		$495,646,300
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$76,646,661	$202,869,509
Net realized gain (loss)	85,672,049	334,152,833
Change in net unrealized appreciation (depreciation)	333,327,590	498,457,425
Net increase (decrease) in net assets resulting from operations	495,646,300	1,035,479,767
Distributions to shareholders	(98,106,960)	(154,634,991)

Share transactions
Proceeds from sales of shares	1,128,630,473	2,220,528,701
Reinvestment of distributions	78,263,051	145,342,059
Cost of shares redeemed	(1,652,238,074)	(3,850,839,394)

Net increase (decrease) in net assets resulting from share transactions	(445,344,550)	(1,484,968,634)
Total increase (decrease) in net assets	(47,805,859)	(604,123,858)

Net Assets
Beginning of period	5,441,570,004	6,045,693,862
End of period	$5,393,764,145	$5,441,570,004

Other Information
Shares
Sold	100,677,860	198,925,755
Issued in reinvestment of distributions	7,050,725	13,685,693
Redeemed	(146,083,719)	(336,992,592)
Net increase (decrease)	(38,355,134)	(124,381,144)

Financial Highlights
Fidelity® SAI International Low Volatility Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.50	$10.12	$9.13	$11.67	$9.64	$11.54
Income from Investment Operations
Net investment income (loss) A,B	.17	.33	.27	.26	.27	.24
Net realized and unrealized gain (loss)	.96	1.30	.92	(2.52)	1.90	(1.46)
Total from investment operations	1.13	1.63	1.19	(2.26)	2.17	(1.22)
Distributions from net investment income	(.23)	(.25)	(.20)	(.28)	(.14)	(.22)
Distributions from net realized gain	-	-	-	-	-	(.46)
Total distributions	(.23)	(.25)	(.20)	(.28)	(.14)	(.68)
Net asset value, end of period	$12.40	$11.50	$10.12	$9.13	$11.67	$9.64
Total Return C,D	10.03%	16.34%	13.07%	(19.80)%	22.69%	(11.31)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.17% G	.16%	.17%	.17%	.17%	.18%
Expenses net of fee waivers, if any	.17 % G	.16%	.17%	.17%	.17%	.18%
Expenses net of all reductions, if any	.16% G	.16%	.17%	.17%	.17%	.18%
Net investment income (loss)	3.03% G	2.92%	2.63%	2.46%	2.37%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$5,393,764	$5,441,570	$6,045,694	$5,494,820	$5,938,738	$4,603,961
Portfolio turnover rate H	26 % G,I	31% I	37%	26%	26%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® SAI U.S. Low Volatility Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
IRELAND - 0.6%
Information Technology - 0.6%
IT Services - 0.6%
Accenture PLC Class A	267,395	79,991,214
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	82,092	7,833,219
UNITED STATES - 99.1%
Communication Services - 7.4%
Diversified Telecommunication Services - 3.5%
AT&T Inc	8,260,648	228,819,951
Verizon Communications Inc	4,846,382	213,531,591
		442,351,542
Entertainment - 0.3%
Electronic Arts Inc	274,770	39,866,379
Interactive Media & Services - 2.2%
Alphabet Inc Class A	1,260,588	200,181,374
Meta Platforms Inc Class A	134,816	74,013,984
		274,195,358
Media - 0.3%
Fox Corp Class A	397,408	19,786,944
Omnicom Group Inc	224,603	17,105,764
TEGNA Inc	185,494	3,010,568
		39,903,276
Wireless Telecommunication Services - 1.1%
T-Mobile US Inc	561,131	138,571,300
TOTAL COMMUNICATION SERVICES		934,887,855

Consumer Discretionary - 8.9%
Automobile Components - 0.0%
Gentex Corp	261,834	5,702,745
Broadline Retail - 1.6%
Amazon.com Inc (b)	1,059,044	195,308,894
Diversified Consumer Services - 0.0%
Service Corp International/US	166,506	13,303,829
Hotels, Restaurants & Leisure - 2.1%
McDonald's Corp	825,017	263,716,684
Household Durables - 0.3%
Garmin Ltd	176,857	33,049,268
Specialty Retail - 4.9%
AutoZone Inc (b)	19,461	73,223,959
Home Depot Inc/The	854,057	307,879,008
Murphy USA Inc	21,214	10,576,664
O'Reilly Automotive Inc (b)	66,464	94,059,853
TJX Cos Inc/The	743,499	95,673,451
Tractor Supply Co	614,999	31,131,249
		612,544,184
TOTAL CONSUMER DISCRETIONARY		1,123,625,604

Consumer Staples - 7.9%
Beverages - 0.8%
PepsiCo Inc	770,717	104,493,811
Food Products - 0.9%
Flowers Foods Inc (c)	225,482	3,966,228
General Mills Inc	639,133	36,264,407
Hershey Co/The	170,089	28,437,180
Hormel Foods Corp	334,594	10,004,361
Kellanova	309,533	25,620,046
The Campbell's Company	226,138	8,244,991
		112,537,213
Household Products - 3.8%
Colgate-Palmolive Co	940,594	86,713,361
Kimberly-Clark Corp	383,929	50,594,163
Procter & Gamble Co/The	2,073,417	337,075,402
		474,382,926
Tobacco - 2.4%
Philip Morris International Inc	1,790,022	306,738,170
TOTAL CONSUMER STAPLES		998,152,120

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Coterra Energy Inc	848,034	20,827,715
DT Midstream Inc	111,852	10,872,014
Kinder Morgan Inc	2,225,195	58,522,629
Williams Cos Inc/The	1,236,780	72,438,205
		162,660,563
Financials - 12.9%
Banks - 0.6%
Commerce Bancshares Inc/MO (c)	141,054	8,567,620
First Financial Bankshares Inc	148,074	4,961,959
Glacier Bancorp Inc (c)	130,551	5,321,259
M&T Bank Corp	191,019	32,427,385
Old National Bancorp/IN (c)	367,219	7,561,039
Prosperity Bancshares Inc (c)	109,675	7,446,933
SouthState Corp	87,833	7,622,148
		73,908,343
Capital Markets - 1.7%
Cboe Global Markets Inc	120,521	26,731,558
CME Group Inc Class A	414,868	114,951,625
FactSet Research Systems Inc	43,735	18,903,142
Houlihan Lokey Inc Class A (c)	61,691	9,998,877
Nasdaq Inc	476,422	36,308,121
SEI Investments Co (c)	112,790	8,830,329
		215,723,652
Financial Services - 3.6%
Fiserv Inc (b)	242,530	44,763,762
Jack Henry & Associates Inc	83,995	14,567,253
Visa Inc Class A	1,138,464	393,339,312
Western Union Co/The (c)	388,897	3,853,969
		456,524,296
Insurance - 7.0%
American Financial Group Inc/OH	83,099	10,525,319
Aon PLC	248,978	88,334,905
Arch Capital Group Ltd	431,398	39,119,171
Arthur J Gallagher & Co	287,588	92,226,596
Assurant Inc	59,045	11,380,333
Brown & Brown Inc	273,246	30,221,008
Chubb Ltd	431,586	123,468,123
Erie Indemnity Co Class A	28,715	10,297,773
Everest Group Ltd	49,480	17,754,908
Globe Life Inc	96,643	11,919,948
Hanover Insurance Group Inc/The	41,484	6,890,492
Marsh & McLennan Cos Inc	565,410	127,482,993
Progressive Corp/The	674,423	190,011,936
RLI Corp	96,008	7,105,552
Selective Insurance Group Inc	69,990	6,105,228
The Travelers Companies, Inc.	261,357	69,032,224
W R Berkley Corp	346,581	24,846,392
		866,722,901
TOTAL FINANCIALS		1,612,879,192

Health Care - 12.1%
Biotechnology - 1.8%
Amgen Inc	537,108	156,255,459
Regeneron Pharmaceuticals Inc	121,196	72,567,317
		228,822,776
Health Care Equipment & Supplies - 0.5%
Becton Dickinson & Co	332,763	68,911,890
Health Care Providers & Services - 2.5%
Chemed Corp	17,249	10,030,466
Molina Healthcare Inc (b)	50,190	16,412,632
UnitedHealth Group Inc	691,292	284,425,180
		310,868,278
Pharmaceuticals - 7.3%
Eli Lilly & Co	476,682	428,513,284
Johnson & Johnson	2,227,267	348,144,105
Merck & Co Inc	1,535,396	130,815,739
		907,473,128
TOTAL HEALTH CARE		1,516,076,072

Industrials - 9.9%
Aerospace & Defense - 2.7%
BWX Technologies Inc	105,276	11,487,717
General Dynamics Corp	297,090	80,844,131
Huntington Ingalls Industries Inc	45,048	10,376,356
L3Harris Technologies Inc	218,358	48,043,127
Lockheed Martin Corp	242,871	116,031,620
Northrop Grumman Corp	157,669	76,705,969
		343,488,920
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	136,085	12,141,503
Commercial Services & Supplies - 1.4%
Republic Services Inc	234,338	58,760,254
Rollins Inc	323,386	18,475,041
Waste Management Inc	420,491	98,125,780
		175,361,075
Ground Transportation - 0.3%
Landstar System Inc	40,675	5,456,551
Union Pacific Corp	133,837	28,863,288
		34,319,839
Industrial Conglomerates - 1.3%
Honeywell International Inc	748,605	157,581,353
Machinery - 0.8%
Donaldson Co Inc	137,861	9,061,604
Graco Inc	194,391	15,864,250
IDEX Corp	87,177	15,166,183
Nordson Corp	62,540	11,855,708
Otis Worldwide Corp	459,885	44,273,129
Toro Co/The (c)	118,137	8,066,393
		104,287,267
Professional Services - 2.9%
Automatic Data Processing Inc	469,089	141,008,153
Booz Allen Hamilton Holding Corp Class A (c)	147,100	17,654,942
Broadridge Financial Solutions Inc	134,570	32,619,768
CACI International Inc (b)(c)	25,797	11,811,672
Exponent Inc (c)	58,443	4,598,295
FTI Consulting Inc (b)	40,667	6,762,109
Jacobs Solutions Inc	143,042	17,708,600
Leidos Holdings Inc	153,617	22,609,350
Maximus Inc	69,279	4,638,922
Paychex Inc	368,760	54,251,971
Science Applications International Corp	57,011	6,900,041
Verisk Analytics Inc	162,571	48,190,922
		368,754,745
Trading Companies & Distributors - 0.4%
Fastenal Co	659,542	53,403,116
TOTAL INDUSTRIALS		1,249,337,818

Information Technology - 25.7%
Communications Equipment - 2.9%
Cisco Systems Inc	4,588,956	264,920,430
Juniper Networks Inc	381,171	13,844,131
Motorola Solutions Inc	192,400	84,731,036
		363,495,597
Electronic Equipment, Instruments & Components - 0.6%
CDW Corp/DE	153,422	24,633,436
Keysight Technologies Inc (b)	199,793	29,049,902
Teledyne Technologies Inc (b)	53,651	25,002,976
		78,686,314
IT Services - 2.8%
Akamai Technologies Inc (b)	172,951	13,936,391
Amdocs Ltd	131,463	11,644,992
Cognizant Technology Solutions Corp Class A	570,823	41,995,448
IBM Corporation	1,064,508	257,419,325
VeriSign Inc (b)	95,147	26,842,872
		351,839,028
Semiconductors & Semiconductor Equipment - 4.5%
NVIDIA Corp	3,575,021	389,391,287
Texas Instruments Inc	1,050,202	168,084,830
		557,476,117
Software - 10.9%
ANSYS Inc (b)	100,678	32,406,235
Cadence Design Systems Inc (b)	76,858	22,883,701
Dolby Laboratories Inc Class A	68,704	5,275,780
Dropbox Inc Class A (b)	256,258	7,316,166
Microsoft Corp	2,338,050	924,137,643
Oracle Corp	1,850,328	260,378,156
Qualys Inc (b)	42,125	5,295,534
Roper Technologies Inc	123,449	69,141,316
SPS Commerce Inc (b)(c)	43,251	6,206,951
Tyler Technologies Inc (b)	49,273	26,770,021
		1,359,811,503
Technology Hardware, Storage & Peripherals - 4.0%
Apple Inc	2,367,271	503,045,088
TOTAL INFORMATION TECHNOLOGY		3,214,353,647

Materials - 3.9%
Chemicals - 3.0%
Air Products and Chemicals Inc	255,943	69,383,588
Balchem Corp	37,425	5,858,884
Corteva Inc	791,254	49,049,835
Linde PLC	548,183	248,452,981
		372,745,288
Construction Materials - 0.3%
Vulcan Materials Co	152,037	39,883,866
Containers & Packaging - 0.6%
Amcor PLC (c)	1,663,971	15,308,533
AptarGroup Inc	76,608	11,487,370
Avery Dennison Corp	92,499	15,827,504
Graphic Packaging Holding CO (c)	345,540	8,745,617
Packaging Corp of America	102,657	19,054,166
Silgan Holdings Inc (c)	93,441	4,826,228
Sonoco Products Co	113,123	4,638,043
		79,887,461
TOTAL MATERIALS		492,516,615

Real Estate - 4.3%
Diversified REITs - 0.1%
WP Carey Inc	251,952	15,731,883
Industrial REITs - 0.0%
EastGroup Properties Inc	56,901	9,298,761
Real Estate Management & Development - 0.3%
CoStar Group Inc (b)	471,972	35,006,163
Residential REITs - 0.8%
American Homes 4 Rent Class A	365,214	13,655,351
Equity LifeStyle Properties Inc	219,947	14,248,167
Equity Residential	393,063	27,616,607
Essex Property Trust Inc	73,988	20,653,750
Mid-America Apartment Communities Inc	134,560	21,482,504
		97,656,379
Retail REITs - 0.2%
Agree Realty Corp	118,925	9,229,769
Realty Income Corp	177,418	10,265,406
		19,495,175
Specialized REITs - 2.9%
American Tower Corp	537,974	121,264,719
Crown Castle Inc	500,336	52,915,535
CubeSmart	260,362	10,588,923
Equinix Inc	111,083	95,614,692
Public Storage Operating Co	181,437	54,509,118
SBA Communications Corp Class A	123,787	30,129,756
		365,022,743
TOTAL REAL ESTATE		542,211,104

Utilities - 4.8%
Electric Utilities - 3.6%
Alliant Energy Corp	295,413	18,032,010
American Electric Power Co Inc	613,122	66,425,637
Duke Energy Corp	889,331	108,516,169
Evergy Inc	227,050	15,689,155
Exelon Corp	1,156,828	54,255,233
IDACORP Inc	61,328	7,242,223
Pinnacle West Capital Corp	130,898	12,458,872
Southern Co/The	1,261,421	115,911,976
Xcel Energy Inc	661,103	46,739,982
		445,271,257
Gas Utilities - 0.1%
Atmos Energy Corp	76,306	12,257,032
Multi-Utilities - 1.1%
Ameren Corp	307,304	30,496,849
CMS Energy Corp	343,980	25,334,127
Consolidated Edison Inc	398,811	44,965,940
WEC Energy Group Inc	364,207	39,887,951
		140,684,867
TOTAL UTILITIES		598,213,156

TOTAL UNITED STATES		12,444,913,746
TOTAL COMMON STOCKS (Cost $8,800,977,563)		12,532,738,179

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (e) (Cost $1,035,601)	4.25	1,039,000	1,035,590

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	1,817,336	1,817,700
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	37,798,303	37,802,083
TOTAL MONEY MARKET FUNDS (Cost $39,619,783)			39,619,783

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $8,841,632,947)	12,573,393,552
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(7,582,934)
NET ASSETS - 100.0%	12,565,810,618

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	90	Jun 2025	25,141,500	584,677	584,677
CME S&P 400 Midcap Index Contracts (United States)	28	Jun 2025	8,001,840	165,784	165,784

TOTAL FUTURES CONTRACTS					750,461
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,035,590.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,085,748	214,935,773	228,203,821	247,968	-	-	1,817,700	1,817,336	0.0%
Fidelity Securities Lending Cash Central Fund	16,252,874	167,662,782	146,113,573	4,170	-	-	37,802,083	37,798,303	0.1%
Total	31,338,622	382,598,555	374,317,394	252,138	-	-	39,619,783

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	934,887,855	934,887,855	-	-
Consumer Discretionary	1,123,625,604	1,123,625,604	-	-
Consumer Staples	998,152,120	998,152,120	-	-
Energy	162,660,563	162,660,563	-	-
Financials	1,620,712,411	1,620,712,411	-	-
Health Care	1,516,076,072	1,516,076,072	-	-
Industrials	1,249,337,818	1,249,337,818	-	-
Information Technology	3,294,344,861	3,294,344,861	-	-
Materials	492,516,615	492,516,615	-	-
Real Estate	542,211,104	542,211,104	-	-
Utilities	598,213,156	598,213,156	-	-

U.S. Treasury Obligations	1,035,590	-	1,035,590	-

Money Market Funds	39,619,783	39,619,783	-	-
Total Investments in Securities:	12,573,393,552	12,572,357,962	1,035,590	-
Derivative Instruments:

Assets
Futures Contracts	750,461	750,461	-	-
Total Assets	750,461	750,461	-	-
Total Derivative Instruments:	750,461	750,461	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	750,461	0
Total Equity Risk	750,461	0
Total Value of Derivatives	750,461	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® SAI U.S. Low Volatility Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $36,175,619) - See accompanying schedule:
Unaffiliated issuers (cost $8,802,013,164)	$12,533,773,769
Fidelity Central Funds (cost $39,619,783)	39,619,783

Total Investment in Securities (cost $8,841,632,947)		$12,573,393,552
Receivable for fund shares sold		21,803,319
Dividends receivable		13,476,440
Distributions receivable from Fidelity Central Funds		50,444
Prepaid expenses		4,357
Total assets		12,608,728,112
Liabilities
Payable for fund shares redeemed	$3,968,743
Accrued management fee	1,059,765
Payable for daily variation margin on futures contracts	19,096
Other payables and accrued expenses	71,736
Collateral on securities loaned	37,798,154
Total liabilities		42,917,494
Net Assets		$12,565,810,618
Net Assets consist of:
Paid in capital		$8,435,319,308
Total accumulated earnings (loss)		4,130,491,310
Net Assets		$12,565,810,618
Net Asset Value, offering price and redemption price per share ($12,565,810,618 ÷ 582,416,004 shares)		$21.58
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$138,613,128
Interest		32,312
Income from Fidelity Central Funds (including $4,170 from security lending)		252,138
Total income		138,897,578
Expenses
Management fee	$7,143,421
Custodian fees and expenses	82,759
Independent trustees' fees and expenses	19,723
Registration fees	17,604
Audit fees	23,279
Legal	11,043
Miscellaneous	24,562
Total expenses		7,322,391
Net Investment income (loss)		131,575,187
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	379,415,284
Futures contracts	(2,718,015)
Total net realized gain (loss)		376,697,269
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(489,234,208)
Futures contracts	987,060
Total change in net unrealized appreciation (depreciation)		(488,247,148)
Net gain (loss)		(111,549,879)
Net increase (decrease) in net assets resulting from operations		$20,025,308
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$131,575,187	$243,033,013
Net realized gain (loss)	376,697,269	101,428,980
Change in net unrealized appreciation (depreciation)	(488,247,148)	2,776,731,897
Net increase (decrease) in net assets resulting from operations	20,025,308	3,121,193,890
Distributions to shareholders	(309,964,696)	(162,945,805)

Share transactions
Proceeds from sales of shares	1,372,649,663	7,794,755,990
Reinvestment of distributions	299,837,094	159,625,369
Cost of shares redeemed	(5,695,909,876)	(3,608,216,779)

Net increase (decrease) in net assets resulting from share transactions	(4,023,423,119)	4,346,164,580
Total increase (decrease) in net assets	(4,313,362,507)	7,304,412,665

Net Assets
Beginning of period	16,879,173,125	9,574,760,460
End of period	$12,565,810,618	$16,879,173,125

Other Information
Shares
Sold	62,224,368	383,651,675
Issued in reinvestment of distributions	13,591,890	8,689,459
Redeemed	(257,728,582)	(178,627,819)
Net increase (decrease)	(181,912,324)	213,713,315

Financial Highlights
Fidelity® SAI U.S. Low Volatility Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.08	$17.39	$17.01	$19.26	$14.87	$15.12
Income from Investment Operations
Net investment income (loss) A,B	.20	.37	.35	.33	.31	.30
Net realized and unrealized gain (loss)	(.22)	4.64	.71	(1.90)	4.30	.03
Total from investment operations	(.02)	5.01	1.06	(1.57)	4.61	.33
Distributions from net investment income	(.40)	(.32)	(.35)	(.34)	(.22)	(.24)
Distributions from net realized gain	(.08)	-	(.34)	(.35)	-	(.34)
Total distributions	(.48)	(.32)	(.68) C	(.68) C	(.22)	(.58)
Net asset value, end of period	$21.58	$22.08	$17.39	$17.01	$19.26	$14.87
Total Return D,E	(.12) %	29.21%	6.39%	(8.39)%	31.25%	2.16%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10% H	.11%	.11%	.11%	.11%	.12%
Expenses net of fee waivers, if any	.10 % H	.11%	.11%	.11%	.11%	.12%
Expenses net of all reductions, if any	.10% H	.11%	.11%	.11%	.11%	.12%
Net investment income (loss)	1.84% H	1.83%	2.01%	1.85%	1.76%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$12,565,811	$16,879,173	$9,574,760	$7,712,276	$7,816,045	$5,243,996
Portfolio turnover rate I	23 % H	32%	50%	41%	44%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity SAI Emerging Markets Low Volatility Index Fund, Fidelity SAI International Low Volatility Index Fund and Fidelity SAI U.S. Low Volatility Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign taxes withheld, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. Fidelity SAI International Low Volatility Index Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity SAI Emerging Markets Low Volatility Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses or Deferred taxes on each applicable Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	1,997,200,723	468,023,974	(85,064,127)	382,959,847
Fidelity SAI International Low Volatility Index Fund	4,571,810,769	983,537,626	(214,084,829)	769,452,797
Fidelity SAI U.S. Low Volatility Index Fund	8,860,862,107	3,908,690,849	(195,408,943)	3,713,281,906

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)

Fidelity SAI International Low Volatility Index Fund	(83,915,332)	(204,802,948)	(288,718,280)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI U.S. Low Volatility Index Fund	27,171,357

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	454,754,399	770,534,939
Fidelity SAI International Low Volatility Index Fund	756,157,284	648,928,873
Fidelity SAI U.S. Low Volatility Index Fund	1,641,941,767	5,849,556,658
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund's management fee is equal to the following annualized rate of average net assets:

Fidelity SAI Emerging Markets Low Volatility Index Fund	.15%
Fidelity SAI International Low Volatility Index Fund	.15%
Fidelity SAI U.S. Low Volatility Index Fund	.10%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	Borrower	83,090,333	4.89%	203,138
Fidelity SAI International Low Volatility Index Fund	Borrower	6,845,517	4.76%	54,260

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI U.S. Low Volatility Index Fund	3,700,602	6,560,990	(197)

Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity SAI International Low Volatility Index Fund	54,855,891	91,071,990	619,203,138

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity SAI International Low Volatility Index Fund	143,189,250	366,914,013	1,676,879,291
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	1,847
Fidelity SAI International Low Volatility Index Fund	4,111
Fidelity SAI U.S. Low Volatility Index Fund	11,459
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Low Volatility Index Fund	10,773	-	-
Fidelity SAI U.S. Low Volatility Index Fund	458	6	-
9. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	6,552,500	5.08%	1,849
Fidelity SAI International Low Volatility Index Fund	6,864,889	5.23%	8,979
10. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	23,198
Fidelity SAI International Low Volatility Index Fund	77,486
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Emerging Markets Fund	Strategic Advisers Fidelity Emerging Markets Fund	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund	Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI Emerging Markets Low Volatility Index Fund	33%	62%	-	-	-
Fidelity SAI International Low Volatility Index Fund	-	-	57%	24%	-
Fidelity SAI U.S. Low Volatility Index Fund	-	-	-	-	59%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Emerging Markets Low Volatility Index Fund	95%
Fidelity SAI International Low Volatility Index Fund	81%
Fidelity SAI U.S. Low Volatility Index Fund	62%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9867662.109
SV1-SV2-SANN-0625
Fidelity® Total International Index Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Total International Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.4%
	Shares	Value ($)
AUSTRALIA - 4.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Aussie Broadband Ltd	114,944	301,972
Telstra Group Ltd	1,753,956	5,062,088
Tuas Ltd (b)	85,583	309,066
		5,673,126
Entertainment - 0.0%
EVT Ltd	42,636	383,824
Interactive Media & Services - 0.1%
CAR Group Ltd	167,841	3,582,449
Domain Holdings Australia Ltd	117,031	321,785
REA Group Ltd	23,561	3,743,366
SEEK Ltd	161,201	2,194,589
		9,842,189
Media - 0.0%
Nine Entertainment Co Holdings Ltd	609,458	558,544
TOTAL COMMUNICATION SERVICES		16,457,683

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Amotiv Ltd	64,510	319,881
ARB Corp Ltd	38,039	766,564
PWR Holdings Ltd	47,192	206,862
		1,293,307
Broadline Retail - 0.3%
Harvey Norman Holdings Ltd	252,109	842,889
Myer Holdings Ltd	32,158	14,835
Wesfarmers Ltd	500,560	25,076,172
		25,933,896
Distributors - 0.0%
Bapcor Ltd	161,348	524,240
Diversified Consumer Services - 0.0%
G8 Education Ltd	477,840	384,196
IDP Education Ltd	120,155	681,442
		1,065,638
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	250,527	10,699,770
Collins Foods Ltd	54,262	285,667
Corporate Travel Management Ltd	56,465	461,099
Domino's Pizza Enterprises Ltd	31,923	515,916
Flight Centre Travel Group Ltd	83,347	683,880
Jumbo Interactive Ltd	38,218	249,814
Lottery Corp/The	977,171	3,256,449
Tabcorp Holdings Ltd	1,110,788	395,908
WEB Travel Group Ltd (b)	167,054	459,375
		17,007,878
Household Durables - 0.0%
Breville Group Ltd	46,710	856,443
Specialty Retail - 0.0%
Accent Group Ltd	199,190	236,402
Eagers Automotive Ltd	72,035	850,165
JB Hi-Fi Ltd	49,459	3,277,537
Lovisa Holdings Ltd	27,654	441,483
Nick Scali Ltd	38,305	436,209
Premier Investments Ltd	43,254	576,154
Super Retail Group Ltd	72,769	624,091
Temple & Webster Group Ltd (b)	41,764	476,588
		6,918,629
TOTAL CONSUMER DISCRETIONARY		53,600,031

Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd	361,690	2,067,417
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	591,709	8,035,293
Endeavour Group Ltd/Australia	680,709	1,741,192
GrainCorp Ltd Class A	97,368	414,549
Metcash Ltd	486,189	1,001,438
Woolworths Group Ltd	541,019	10,919,194
		22,111,666
Food Products - 0.0%
Bega Cheese Ltd	155,430	562,250
Elders Ltd	96,264	389,921
Inghams Group Ltd	234,988	515,884
		1,468,055
TOTAL CONSUMER STAPLES		25,647,138

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	104,425	1,585,612
Beach Energy Ltd	712,910	536,628
Boss Energy Ltd (b)	188,642	385,713
Deep Yellow Ltd (b)	413,659	300,861
New Hope Corp Ltd	225,849	529,808
Paladin Energy Ltd (b)	125,884	472,344
Paladin Energy Ltd (Canada) (b)	64,349	235,252
Santos Ltd	1,435,842	5,519,900
Viva Energy Group Ltd (c)(d)	522,303	574,285
Whitehaven Coal Ltd	367,709	1,176,204
Woodside Energy Group Ltd	839,661	10,945,097
Yancoal Australia Ltd	173,947	554,659
		22,816,363
Financials - 1.6%
Banks - 1.2%
ANZ Group Holdings Ltd	1,315,942	25,163,784
Bank of Queensland Ltd	292,344	1,396,488
Bendigo & Adelaide Bank Ltd	255,655	1,828,913
Commonwealth Bank of Australia	742,509	79,143,396
Judo Capital Holdings Ltd (b)	370,425	422,327
National Australia Bank Ltd	1,363,614	31,486,800
Westpac Banking Corp	1,519,716	31,891,505
		171,333,213
Capital Markets - 0.2%
ASX Ltd	86,164	3,901,673
HMC Capital Ltd	129,828	404,387
HUB24 Ltd	36,142	1,669,717
Insignia Financial Ltd (b)	240,085	578,520
MA Financial Group Ltd	55,209	234,432
Macquarie Group Ltd	159,991	19,770,897
Magellan Financial Group Ltd	85,620	419,756
Magellan Financial Group Ltd warrants 4/16/2027 (b)	4,999	193
Netwealth Group Ltd	54,549	980,085
Perpetual Ltd	50,615	537,699
Pinnacle Investment Management Group Ltd	77,889	898,264
		29,395,623
Consumer Finance - 0.0%
Credit Corp Group Ltd	34,588	299,289
Zip Co Ltd (b)	556,944	623,925
		923,214
Financial Services - 0.0%
AMP Ltd	1,103,639	911,558
Challenger Ltd	232,027	1,051,352
Helia Group Ltd	130,120	403,295
Washington H Soul Pattinson & Co Ltd	106,787	2,541,806
		4,908,011
Insurance - 0.2%
AUB Group Ltd	50,247	1,026,016
Insurance Australia Group Ltd	1,050,759	5,519,081
Medibank Pvt Ltd	1,223,780	3,640,408
nib holdings Ltd/Australia	218,863	954,822
QBE Insurance Group Ltd	665,098	9,191,604
Steadfast Group Ltd	464,239	1,744,547
Suncorp Group Ltd	481,235	6,258,023
		28,334,501
TOTAL FINANCIALS		234,894,562

Health Care - 0.2%
Biotechnology - 0.0%
Mesoblast Ltd (b)	397,704	457,837
Telix Pharmaceuticals Ltd (b)(e)	111,488	1,938,090
		2,395,927
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	66,721	1,294,357
Cochlear Ltd	29,094	5,095,250
Nanosonics Ltd (b)	121,008	371,566
PolyNovo Ltd (b)	294,772	227,930
		6,989,103
Health Care Providers & Services - 0.2%
EBOS Group Ltd	69,522	1,513,037
Healius Ltd (b)	308,418	287,146
Ramsay Health Care Ltd	87,930	1,872,088
Regis Healthcare Ltd	92,329	403,843
Sigma Healthcare Ltd	694,482	1,340,123
Sonic Healthcare Ltd	200,460	3,347,075
		8,763,312
Health Care Technology - 0.0%
Pro Medicus Ltd	25,758	3,776,904
Pharmaceuticals - 0.0%
Clarity Pharmaceuticals Ltd (b)	114,507	161,507
Neuren Pharmaceuticals Ltd (b)	52,140	388,794
		550,301
TOTAL HEALTH CARE		22,475,547

Industrials - 0.3%
Aerospace & Defense - 0.0%
Austal Ltd (b)	190,101	644,068
Commercial Services & Supplies - 0.1%
Brambles Ltd	607,192	7,979,512
Cleanaway Waste Management Ltd	975,754	1,623,856
Downer EDI Ltd	316,964	1,157,448
		10,760,816
Construction & Engineering - 0.0%
Monadelphous Group Ltd	47,771	493,988
NRW Holdings Ltd	211,328	366,291
Ventia Services Group Pty Ltd	374,943	1,015,153
Worley Ltd	223,586	1,781,329
		3,656,761
Ground Transportation - 0.0%
Aurizon Holdings Ltd	811,182	1,588,062
Kelsian Group Ltd (e)	94,114	163,507
		1,751,569
Machinery - 0.0%
Silex Systems Ltd (b)(e)	92,436	183,386
Passenger Airlines - 0.0%
Qantas Airways Ltd	338,648	1,914,689
Professional Services - 0.1%
ALS Ltd	214,824	2,357,148
Computershare Ltd	234,576	6,129,802
IPH Ltd	122,935	359,075
McMillan Shakespeare Ltd	31,646	310,051
SmartGroup Corp Ltd	79,231	397,330
		9,553,406
Trading Companies & Distributors - 0.0%
Redox Ltd/Australia	107,677	201,317
Reece Ltd	100,332	1,011,777
SGH Ltd	90,787	2,969,160
		4,182,254
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	471,317	1,561,170
Qube Holdings Ltd	731,212	1,851,215
Transurban Group unit	1,360,565	12,260,557
		15,672,942
TOTAL INDUSTRIALS		48,319,891

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Codan Ltd	50,703	510,697
Dicker Data Ltd	41,782	225,752
		736,449
IT Services - 0.0%
Data#3 Ltd	72,460	337,454
Macquarie Technology Group Ltd (b)	6,427	244,550
Megaport Ltd (b)	72,965	536,773
NEXTDC Ltd (b)	289,704	2,199,529
		3,318,306
Software - 0.0%
Hansen Technologies Ltd	99,111	343,921
IRESS Ltd	89,696	456,766
Nuix Ltd (b)	104,331	162,711
SiteMinder Ltd (b)	119,115	314,289
Technology One Ltd	133,249	2,571,995
WiseTech Global Ltd	81,890	4,656,509
		8,506,191
TOTAL INFORMATION TECHNOLOGY		12,560,946

Materials - 1.1%
Chemicals - 0.0%
Alpha HPA Ltd (b)	452,536	265,075
Dyno Nobel Ltd	851,067	1,235,410
Nufarm Ltd	159,457	393,679
Orica Ltd	211,838	2,198,847
		4,093,011
Construction Materials - 0.0%
Brickworks Ltd	42,667	687,296
Containers & Packaging - 0.0%
Orora Ltd	601,900	697,375
Metals & Mining - 1.1%
AVZ Minerals Ltd (b)(f)	729,530	5
Bellevue Gold Ltd (b)	587,517	342,034
BHP Group Ltd	2,247,015	53,554,573
BlueScope Steel Ltd	195,427	2,993,252
Capricorn Metals Ltd (b)	170,961	1,011,484
Champion Iron Ltd (e)	173,728	507,854
De Grey Mining Ltd (b)	917,688	1,341,664
Deterra Royalties Ltd	207,095	482,851
Emerald Resources NL (b)	241,919	621,186
Evolution Mining Ltd	887,244	4,449,549
Firefinch Ltd (e)(f)	386,763	2
Fortescue Ltd	750,375	7,749,636
Genesis Minerals Ltd (b)	458,696	1,132,724
Glencore PLC	4,595,148	15,066,277
Gold Road Resources Ltd	501,434	972,853
IGO Ltd	301,313	754,969
Iluka Resources Ltd	190,868	505,685
Imdex Ltd (e)	250,959	474,763
IperionX Ltd (b)	130,600	299,575
Leo Lithium Ltd (f)	399,362	85,185
Liontown Resources Ltd (b)(e)	741,891	249,231
Lynas Rare Earths Ltd (b)	377,056	2,061,273
MAC Copper Ltd depository receipt	33,475	318,995
Mineral Resources Ltd (b)	78,148	1,027,724
Northern Star Resources Ltd	510,036	6,265,118
OceanaGold Corp	323,864	1,146,421
Ora Banda Mining Ltd (b)	542,375	346,567
Perenti Ltd	410,668	359,155
Perseus Mining Ltd	616,442	1,321,165
Pilbara Minerals Ltd (b)	1,345,446	1,296,254
Ramelius Resources Ltd	527,965	888,463
Regis Resources Ltd (b)	336,272	972,193
Resolute Mining Ltd (b)	987,154	322,244
Rio Tinto Ltd	163,770	12,252,814
Rio Tinto PLC	498,691	29,716,706
Sandfire Resources Ltd (b)	206,472	1,314,997
South32 Ltd	2,005,846	3,456,665
Spartan Resources Ltd/Australia (b)	413,235	536,073
Stanmore Resources Ltd	162,885	202,321
Vault Minerals Ltd (b)	2,910,252	800,813
WA1 Resources Ltd (b)	21,104	170,255
West African Resources Ltd (b)	495,300	758,013
Westgold Resources Ltd	404,274	768,011
		158,897,592
TOTAL MATERIALS		164,375,274

Real Estate - 0.3%
Diversified REITs - 0.1%
Centuria Capital Group unit	325,889	328,368
Charter Hall Group unit	211,950	2,291,592
Charter Hall Long Wale REIT unit	291,460	716,031
GPT Group/The unit	845,701	2,506,958
Mirvac Group unit	1,748,910	2,551,051
Stockland unit	1,054,340	3,705,201
		12,099,201
Industrial REITs - 0.1%
Centuria Industrial REIT	245,968	463,235
Dexus Industria REIT	143,125	238,231
Goodman Group unit	899,961	17,228,710
		17,930,176
Office REITs - 0.0%
Cromwell Property Group unit	727,211	174,504
Dexus unit	468,027	2,252,905
		2,427,409
Real Estate Management & Development - 0.0%
Lendlease Group unit	293,047	987,427
Lifestyle Communities Ltd	53,390	243,877
PEXA Group Ltd (b)	63,661	490,508
		1,721,812
Residential REITs - 0.0%
Ingenia Communities Group unit	181,426	643,638
Retail REITs - 0.1%
BWP Trust	257,585	590,598
Charter Hall Retail REIT	245,065	585,367
HomeCo Daily Needs REIT unit (d)	895,288	701,891
Region Group unit	522,341	774,223
Scentre Group unit	2,260,291	5,236,516
Vicinity Ltd unit	1,663,268	2,515,448
Waypoint REIT Ltd unit	335,630	549,654
		10,953,697
Specialized REITs - 0.0%
Abacus Storage King unit	322,369	304,839
Arena REIT unit	199,603	475,338
Charter Hall Social Infrastructure REIT	187,694	351,545
National Storage REIT unit	593,636	872,891
		2,004,613
TOTAL REAL ESTATE		47,780,546

Utilities - 0.0%
Electric Utilities - 0.0%
Origin Energy Ltd	763,746	5,205,699
Gas Utilities - 0.0%
Apa Group unit	580,739	3,055,834
Multi-Utilities - 0.0%
AGL Energy Ltd	265,034	1,806,208
TOTAL UTILITIES		10,067,741

TOTAL AUSTRALIA		658,995,722
AUSTRIA - 0.2%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Schoeller-Bleckmann Oilfield Equipment AG (e)	6,331	224,844
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	64,087	3,307,700
TOTAL ENERGY		3,532,544

Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (c)(d)	35,381	3,877,872
Erste Group Bank AG	136,749	9,209,763
Raiffeisen Bank International AG	59,571	1,584,548
		14,672,183
Insurance - 0.0%
UNIQA Insurance Group AG	55,248	638,394
Vienna Insurance Group AG Wiener Versicherung Gruppe	16,751	795,110
		1,433,504
TOTAL FINANCIALS		16,105,687

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Oesterreichische Post AG (e)	16,036	540,450
Commercial Services & Supplies - 0.0%
DO & Co AG (b)	3,531	562,413
Machinery - 0.0%
ANDRITZ AG	29,796	2,128,215
TOTAL INDUSTRIALS		3,231,078

Information Technology - 0.0%
IT Services - 0.0%
Kontron AG	18,603	448,464
Semiconductors & Semiconductor Equipment - 0.0%
ams-OSRAM AG (b)	45,588	401,280
TOTAL INFORMATION TECHNOLOGY		849,744

Materials - 0.0%
Chemicals - 0.0%
Lenzing AG (b)	9,431	295,410
Construction Materials - 0.0%
Wienerberger AG	50,905	1,780,779
Metals & Mining - 0.0%
voestalpine AG	46,846	1,229,089
Paper & Forest Products - 0.0%
Mondi PLC	198,904	3,003,350
TOTAL MATERIALS		6,308,628

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG (e)	17,514	472,607
CPI Europe AG (b)(e)	15,183	299,281
CPI Europe AG (b)(f)	23,102	0
S IMMO AG rights (b)(f)	14,648	0
		771,888
Utilities - 0.0%
Electric Utilities - 0.0%
EVN AG	15,599	408,207
Verbund AG Class A	29,721	2,279,421
		2,687,628
TOTAL AUSTRIA		33,487,197
BAILIWICK OF JERSEY - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
JTC PLC (c)(d)	78,016	867,126
BELGIUM - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Proximus SADP	61,492	471,606
Entertainment - 0.0%
Kinepolis Group NV (e)	6,992	240,795
TOTAL COMMUNICATION SERVICES		712,401

Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	9,390	1,869,002
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	396,539	26,135,482
Consumer Staples Distribution & Retail - 0.0%
Colruyt Group N.V	14,281	685,957
Food Products - 0.0%
Lotus Bakeries NV	184	1,763,440
Personal Care Products - 0.0%
Ontex Group NV (b)(e)	37,663	307,625
TOTAL CONSUMER STAPLES		28,892,504

Financials - 0.1%
Banks - 0.1%
KBC Ancora	17,658	1,152,223
KBC Group NV	101,599	9,329,716
		10,481,939
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	36,196	2,972,837
Sofina SA	6,998	1,947,039
		4,919,876
Insurance - 0.0%
Ageas SA/NV	68,387	4,280,339
TOTAL FINANCIALS		19,682,154

Health Care - 0.1%
Biotechnology - 0.0%
Galapagos NV (b)	21,344	577,408
Health Care Providers & Services - 0.0%
Fagron	30,674	712,355
Pharmaceuticals - 0.1%
UCB SA	56,129	10,246,842
TOTAL HEALTH CARE		11,536,605

Industrials - 0.0%
Building Products - 0.0%
Recticel SA (e)	29,639	357,254
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	9,691	2,362,563
Deme Group NV	3,461	515,976
		2,878,539
Trading Companies & Distributors - 0.0%
Azelis Group NV	73,043	1,128,666
TOTAL INDUSTRIALS		4,364,459

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Barco NV	31,328	427,298
Semiconductors & Semiconductor Equipment - 0.0%
Melexis NV	9,443	563,224
TOTAL INFORMATION TECHNOLOGY		990,522

Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	33,910	1,282,291
Syensqo SA	32,978	2,339,429
Tessenderlo Group SA (e)	13,299	393,216
Umicore SA	93,596	848,242
		4,863,178
Metals & Mining - 0.0%
Bekaert SA	16,121	619,105
TOTAL MATERIALS		5,482,283

Real Estate - 0.1%
Health Care REITs - 0.1%
Aedifica SA	20,830	1,667,147
Cofinimmo SA	17,272	1,379,444
		3,046,591
Industrial REITs - 0.0%
Montea NV	8,260	598,589
Warehouses De Pauw CVA (b)	78,129	1,989,670
		2,588,259
Real Estate Management & Development - 0.0%
VGP NV (e)	6,374	587,772
Residential REITs - 0.0%
Xior Student Housing NV (d)(e)	15,974	516,645
Xior Student Housing NV rights (b)(e)(g)	15,572	21,986
Xior Student Housing NV rights (b)(e)	15,974	9,028
Xior Student Housing NV rights (b)	14,508	8,574
		556,233
Retail REITs - 0.0%
Retail Estates NV	5,583	408,576
Vastned NV (e)	4,832	158,744
		567,320
Specialized REITs - 0.0%
Shurgard Self Storage Ltd	15,914	658,028
TOTAL REAL ESTATE		8,004,203

Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV (e)	19,656	2,128,754
TOTAL BELGIUM		83,662,887
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Conduit Holdings Ltd	77,407	355,387
BRAZIL - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	366,080	1,792,616
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	399,955	1,335,497
TOTAL COMMUNICATION SERVICES		3,128,113

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Magazine Luiza SA	161,984	266,017
Hotels, Restaurants & Leisure - 0.0%
Smartfit Escola de Ginastica e Danca SA	146,433	630,871
Household Durables - 0.0%
Cury Construtora e Incorporadora SA	86,191	418,414
Cyrela Brazil Realty SA Empreendimentos e Participacoes	140,639	614,335
Direcional Engenharia SA	73,732	472,262
		1,505,011
Specialty Retail - 0.0%
Lojas Renner SA	497,222	1,280,039
Vibra Energia SA	466,691	1,546,002
		2,826,041
Textiles, Apparel & Luxury Goods - 0.0%
Azzas 2154 SA	64,215	360,273
Vivara Participacoes SA	67,927	264,639
		624,912
TOTAL CONSUMER DISCRETIONARY		5,852,852

Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	2,087,422	5,359,107
Consumer Staples Distribution & Retail - 0.0%
Atacadao SA	293,987	442,911
Grupo Mateus SA	282,862	383,785
Raia Drogasil SA	589,358	2,060,363
Sendas Distribuidora S/A	634,251	1,027,068
		3,914,127
Food Products - 0.0%
BRF SA	231,296	925,160
Marfrig Global Foods SA	158,398	599,524
Sao Martinho S/A	76,137	261,743
SLC Agricola SA	96,437	336,289
		2,122,716
Personal Care Products - 0.0%
Natura & Co Holding SA (b)	404,192	677,315
TOTAL CONSUMER STAPLES		12,073,265

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Brava Energia	171,086	523,344
Cosan SA	553,402	757,678
Karoon Energy Ltd	352,149	324,170
Petroleo Brasileiro SA	2,104,106	11,119,026
Petroleo Brasileiro SA	1,541,599	8,706,069
Petroreconcavo S/A	97,086	219,656
PRIO SA/Brazil (b)	352,085	2,091,361
Ultrapar Participacoes SA	329,776	1,036,079
		24,777,383
Financials - 0.6%
Banks - 0.4%
Banco Bradesco SA	2,261,105	5,470,335
Banco Bradesco SA	830,421	1,789,565
Banco do Brasil SA	740,066	3,772,607
Banco do Estado do Rio Grande do Sul SA Series B	115,410	233,864
Banco Pan SA	172,421	231,205
Inter & Co Inc Class A	111,242	736,422
Itau Unibanco Holding SA	2,355,076	14,765,003
Itausa SA	2,524,716	4,760,132
Itausa SA	33,919	63,831
NU Holdings Ltd/Cayman Islands Class A (b)	1,419,186	17,640,482
		49,463,446
Capital Markets - 0.2%
B3 SA - Brasil Bolsa Balcao	2,417,430	5,746,303
Banco BTG Pactual SA unit	510,891	3,430,756
XP Inc Class A	166,679	2,683,532
		11,860,591
Financial Services - 0.0%
Pagseguro Digital Ltd Class A (b)	90,192	904,626
StoneCo Ltd Class A (b)	111,707	1,570,600
		2,475,226
Insurance - 0.0%
BB Seguridade Participacoes SA	308,917	2,328,111
Caixa Seguridade Participacoes S/A	275,251	793,478
IRB-Brasil Resseguros SA (b)	29,880	251,828
		3,373,417
TOTAL FINANCIALS		67,172,680

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Fleury SA	148,595	340,123
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	2,152,841	880,081
Odontoprev SA	144,877	272,642
Rede D'Or Sao Luiz SA (c)(d)	361,798	2,041,316
		3,534,162
Pharmaceuticals - 0.0%
Hypera SA	172,713	734,049
TOTAL HEALTH CARE		4,268,211

Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA (b)	313,441	3,585,560
Commercial Services & Supplies - 0.0%
GPS Participacoes e Empreendimentos SA (c)	201,864	537,104
Electrical Equipment - 0.1%
WEG SA	746,145	5,869,081
Ground Transportation - 0.0%
Localiza Rent a Car SA	412,713	3,124,173
Rumo SA	595,444	2,035,473
		5,159,646
Machinery - 0.0%
Marcopolo SA	370,796	459,970
Transportation Infrastructure - 0.0%
CCR SA	447,529	1,060,635
Santos Brasil Participacoes SA	206,559	492,817
Wilson Sons SA	99,710	300,967
		1,854,419
TOTAL INDUSTRIALS		17,465,780

Information Technology - 0.0%
Communications Equipment - 0.0%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	61,214	152,626
Software - 0.0%
TOTVS SA	243,894	1,616,749
TOTAL INFORMATION TECHNOLOGY		1,769,375

Materials - 0.3%
Chemicals - 0.0%
Unipar Carbocloro SA Series B	33,520	322,315
Yara International ASA	72,630	2,340,156
		2,662,471
Containers & Packaging - 0.0%
Klabin SA unit	364,318	1,189,538
Metals & Mining - 0.3%
Bradespar SA	134,082	382,508
Cia Siderurgica Nacional SA	298,095	488,495
ERO Copper Corp (b)	45,890	573,209
Gerdau SA	606,964	1,603,198
Metalurgica Gerdau SA	299,209	443,398
Sigma Lithium Corp (United States) (b)(e)	29,220	234,929
Usinas Siderurgicas de Minas Gerais S/A Usiminas Series A (b)	215,070	209,569
Vale SA	1,608,937	14,986,108
Wheaton Precious Metals Corp	201,772	16,847,508
		35,768,922
Paper & Forest Products - 0.0%
Dexco SA	299,423	291,765
Suzano SA	307,450	2,713,073
		3,004,838
TOTAL MATERIALS		42,625,769

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	177,049	663,253
Iguatemi SA unit	118,442	428,676
Multiplan Empreendimentos Imobiliarios SA	163,882	743,297
		1,835,226
Utilities - 0.1%
Electric Utilities - 0.1%
Alupar Investimento SA unit	87,003	472,487
Centrais Eletricas Brasileiras SA	470,964	3,647,281
Centrais Eletricas Brasileiras SA Series B	165,909	1,409,970
Cia Energetica de Minas Gerais	804,247	1,551,766
Cia Paranaense de Energia - Copel Series B	509,153	1,034,428
CPFL Energia SA	104,071	700,329
Energisa S/A unit	127,373	1,031,077
Equatorial Energia SA	539,082	3,496,579
Transmissora Alianca de Energia Eletrica S/A unit	110,955	702,273
		14,046,190
Independent Power and Renewable Electricity Producers - 0.0%
Auren Energia SA	266,395	419,180
Engie Brasil Energia SA	107,565	787,905
Serena Energia SA (b)	153,005	264,212
		1,471,297
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	211,592	4,246,269
Cia de Saneamento de Minas Gerais Copasa MG	95,622	361,247
Cia De Sanena Do Parana unit	107,225	580,606
		5,188,122
TOTAL UTILITIES		20,705,609

TOTAL BRAZIL		201,674,263
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	253,985	1,799,966
CANADA - 7.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc (e)	30,979	688,522
Cogeco Communications Inc Subordinate Voting Shares	6,896	339,148
Quebecor Inc Class B	68,527	1,879,944
TELUS Corp	217,461	3,347,253
		6,254,867
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B (e)	159,159	4,149,263
TOTAL COMMUNICATION SERVICES		10,404,130

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Linamar Corp	18,885	693,016
Magna International Inc	118,552	4,119,136
Martinrea International Inc	36,199	192,732
		5,004,884
Broadline Retail - 0.1%
Canadian Tire Corp Ltd Class A (e)	23,149	2,533,528
Dollarama Inc	122,953	15,170,684
		17,704,212
Hotels, Restaurants & Leisure - 0.1%
Mty Food Group Inc	10,779	339,101
Restaurant Brands International Inc	135,989	8,762,443
		9,101,544
Leisure Products - 0.0%
Spin Master Corp Subordinate Voting Shares (c)(d)	16,864	298,233
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (b)	36,778	1,293,606
Pet Valu Holdings Ltd	25,376	526,627
		1,820,233
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (b)(e)	22,508	188,410
Gildan Activewear Inc	61,627	2,839,956
		3,028,366
TOTAL CONSUMER DISCRETIONARY		36,957,472

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	335,966	17,536,714
Empire Co Ltd Class A	57,928	2,151,395
George Weston Ltd	25,790	5,024,803
Loblaw Cos Ltd	66,582	10,808,829
Metro Inc/CN	92,694	7,143,341
North West Co Inc/The	24,113	967,249
		43,632,331
Food Products - 0.0%
Maple Leaf Foods Inc	37,186	680,548
Premium Brands Holdings Corp (e)	20,835	1,184,720
Rogers Sugar Inc	73,388	300,770
Saputo Inc	115,600	2,255,652
Sunopta Inc (b)	45,264	195,540
		4,617,230
Personal Care Products - 0.0%
Jamieson Wellness Inc (c)(d)	22,988	532,763
TOTAL CONSUMER STAPLES		48,782,324

Energy - 1.3%
Energy Equipment & Services - 0.0%
CES Energy Solutions Corp	104,379	460,340
Enerflex Ltd	57,157	373,971
Mattr Corp (b)	30,735	212,242
North American Construction Group Ltd	12,897	196,457
Pason Systems Inc	39,529	314,833
Precision Drilling Corp (b)	6,783	283,798
TerraVest Industries Inc	6,294	656,017
Trican Well Service Ltd	98,568	289,569
		2,787,227
Oil, Gas & Consumable Fuels - 1.3%
Advantage Energy Ltd (b)	78,661	558,604
Africa Oil Corp	208,342	272,025
ARC Resources Ltd	264,706	4,898,194
Athabasca Oil Corp (b)	244,354	804,706
Baytex Energy Corp (e)	322,003	497,509
Birchcliff Energy Ltd (e)	127,876	522,227
Cameco Corp	194,018	8,757,972
Canadian Natural Resources Ltd	934,536	26,817,238
Cardinal Energy Ltd (e)	88,076	366,717
Cenovus Energy Inc	608,528	7,164,086
Denison Mines Corp (b)(e)	401,579	576,764
Enbridge Inc (e)	964,974	45,126,849
Freehold Royalties Ltd	81,601	675,372
Gibson Energy Inc	74,932	1,178,932
Headwater Exploration Inc	118,435	481,094
Imperial Oil Ltd	79,012	5,329,556
International Petroleum Corp (Canada) (b)(e)	38,417	511,354
Kelt Exploration Ltd (b)	83,794	339,771
Keyera Corp	102,857	3,192,551
MEG Energy Corp	116,646	1,636,395
NexGen Energy Ltd (b)(e)	246,283	1,289,833
NuVista Energy Ltd (b)	74,987	639,125
Paramount Resources Ltd Class A	41,502	471,135
Parex Resources Inc	45,287	364,635
Parkland Corp	61,767	1,556,048
Pembina Pipeline Corp	256,195	9,793,614
Peyto Exploration & Development Corp (e)	94,219	1,179,617
PrairieSky Royalty Ltd	96,596	1,626,283
Secure Waste Infrastructure Corp	91,012	866,812
South Bow Corp	93,345	2,305,525
Suncor Energy Inc	556,321	19,648,389
Tamarack Valley Energy Ltd	244,082	632,071
TC Energy Corp	459,631	23,221,601
Topaz Energy Corp	58,591	978,783
Tourmaline Oil Corp	157,663	6,964,802
Veren Inc	277,552	1,642,844
Vermilion Energy Inc	72,434	437,147
Whitecap Resources Inc	269,272	1,527,424
		184,853,604
TOTAL ENERGY		187,640,831

Financials - 2.5%
Banks - 1.6%
Bank of Montreal	322,107	30,862,552
Bank of Nova Scotia/The	548,138	27,426,780
Canadian Imperial Bank of Commerce	416,454	26,266,267
EQB Inc	12,875	890,118
Laurentian Bank of Canada	21,687	430,404
National Bank of Canada	173,550	15,242,590
Royal Bank of Canada	626,341	75,178,185
Toronto Dominion Bank	774,634	49,497,685
		225,794,581
Capital Markets - 0.3%
Brookfield Asset Management Ltd Class A	157,366	8,396,811
Brookfield Corp Class A	608,052	32,665,263
Canaccord Genuity Group Inc	47,934	293,807
CI Financial Corp	50,289	1,139,947
Defi Technologies Inc (b)	136,338	387,672
Fiera Capital Corp Subordinate Voting Shares (e)	48,057	220,659
IGM Financial Inc	35,575	1,130,524
Onex Corp Subordinate Voting Shares	27,419	1,941,367
Sprott Inc	11,282	592,743
TMX Group Ltd	122,890	4,980,316
		51,749,109
Consumer Finance - 0.0%
goeasy Ltd	6,075	685,894
Propel Holdings Inc	13,564	265,849
		951,743
Financial Services - 0.0%
First National Financial Corp	14,317	388,821
Insurance - 0.6%
Brookfield Wealth Solutions Ltd Class A (e)	9,304	501,103
Definity Financial Corp	42,362	2,114,413
Fairfax Financial Holdings Ltd Subordinate Voting Shares	8,924	13,932,341
Great-West Lifeco Inc	122,951	4,781,230
iA Financial Corp Inc	41,993	4,079,285
Intact Financial Corp	78,892	17,520,937
Manulife Financial Corp	766,754	23,498,735
Power Corp of Canada Subordinate Voting Shares	247,802	9,379,304
Sun Life Financial Inc	254,148	15,144,537
Trisura Group Ltd (b)	23,164	635,977
		91,587,862
TOTAL FINANCIALS		370,472,116

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Andlauer Healthcare Group Inc Subordinate Voting Shares	9,839	381,827
dentalcorp Holdings Ltd Subordinate Voting Shares	65,493	399,533
Sienna Senior Living Inc	44,699	548,929
Well Health Technologies Corp (b)	97,381	279,725
		1,610,014
Pharmaceuticals - 0.0%
Cronos Group Inc (b)(e)	106,052	199,241
TOTAL HEALTH CARE		1,809,255

Industrials - 0.8%
Aerospace & Defense - 0.0%
Bombardier Inc Class B (b)	39,410	2,604,845
CAE Inc (b)	141,782	3,547,121
		6,151,966
Air Freight & Logistics - 0.0%
Cargojet Inc	4,077	252,262
Commercial Services & Supplies - 0.1%
Boyd Group Services Inc	9,554	1,372,183
Element Fleet Management Corp	180,365	3,949,818
RB Global Inc	81,772	8,234,441
		13,556,442
Construction & Engineering - 0.1%
Aecon Group Inc	28,702	336,030
AtkinsRealis Group Inc	78,453	3,885,091
Badger Infrastructure Solutions Ltd	16,386	466,881
Bird Construction Inc	28,935	443,071
Stantec Inc	51,087	4,483,916
WSP Global Inc	57,970	10,275,315
		19,890,304
Electrical Equipment - 0.0%
Hammond Power Solutions Inc Class A	4,516	300,717
Ground Transportation - 0.5%
Canadian National Railway Co	236,744	22,927,384
Canadian Pacific Kansas City Ltd	414,430	30,100,737
Mullen Group Ltd	51,046	485,429
TFI International Inc	36,077	2,932,794
		56,446,344
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (e)	16,881	442,780
Machinery - 0.0%
Ag Growth International Inc	10,137	244,270
ATS Corp (b)	37,212	937,724
NFI Group Inc (b)	45,775	385,166
Savaria Corp	32,879	414,028
		1,981,188
Passenger Airlines - 0.0%
Air Canada (b)	76,014	770,286
Exchange Income Corp	14,865	546,250
		1,316,536
Professional Services - 0.1%
Thomson Reuters Corp	69,183	12,873,578
Trading Companies & Distributors - 0.0%
ADENTRA Inc	13,804	270,453
Finning International Inc	62,148	1,754,083
Richelieu Hardware Ltd	25,732	608,676
Russel Metals Inc	28,405	824,169
Toromont Industries Ltd	36,649	3,100,783
		6,558,164
Transportation Infrastructure - 0.0%
Westshore Terminals Investment Corp	17,060	315,188
TOTAL INDUSTRIALS		120,085,469

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (b)	51,931	4,431,048
IT Services - 0.4%
CGI Inc Class A	90,069	9,550,476
Shopify Inc Class A (b)	539,074	51,271,858
		60,822,334
Software - 0.3%
Bitfarms Ltd/Canada (b)(e)	190,375	191,949
BlackBerry Ltd (b)(e)	249,292	846,284
Computer Modelling Group Ltd	40,369	232,797
Constellation Software Inc/Canada	8,918	32,139,667
Constellation Software Inc/Canada warrants 3/31/2040 (b)(f)	7,284	1
Descartes Systems Group Inc/The (b)	38,531	4,057,689
Docebo Inc (b)	8,382	262,538
Dye & Durham Ltd	25,680	166,530
Enghouse Systems Ltd	21,891	397,773
Kinaxis Inc (b)	13,099	1,768,736
Lightspeed Commerce Inc Subordinate Voting Shares (b)(e)	61,873	605,445
Open Text Corp	116,670	3,158,367
		43,827,776
TOTAL INFORMATION TECHNOLOGY		109,081,158

Materials - 0.9%
Chemicals - 0.1%
Methanex Corp	29,708	930,934
Nutrien Ltd	218,072	12,449,054
		13,379,988
Containers & Packaging - 0.0%
Cascades Inc	41,685	266,994
CCL Industries Inc Class B	68,322	3,570,228
Transcontinental Inc Class A	35,221	480,310
Winpak Ltd	14,147	438,284
		4,755,816
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA	222,793	26,185,370
Alamos Gold Inc Class A	188,497	5,388,559
Algoma Steel Group Inc	43,728	223,669
Allied Gold Corp (b)	97,750	393,524
Altius Minerals Corp	21,960	431,522
Aya Gold & Silver Inc (b)	53,674	369,091
B2Gold Corp	599,220	1,873,377
Barrick Gold Corp	767,127	14,629,166
Calibre Mining Corp (b)	334,653	784,077
Capstone Copper Corp (b)	252,858	1,217,886
Centerra Gold Inc	99,097	663,474
Dundee Precious Metals Inc	85,344	1,118,647
Endeavour Silver Corp (b)(e)	121,107	440,829
Equinox Gold Corp (b)	171,875	1,155,724
First Majestic Silver Corp	181,328	1,135,114
Foran Mining Corp (b)(e)	129,040	315,439
Fortuna Mining Corp (b)	142,355	889,719
Franco-Nevada Corp	85,504	14,693,713
G Mining Ventures Corp	61,681	855,463
Hudbay Minerals Inc	175,695	1,278,268
K92 Mining Inc (b)	109,770	1,009,636
Kinross Gold Corp	548,602	8,098,107
Labrador Iron Ore Royalty Corp (e)	31,457	681,348
Lithium Americas Corp (b)(e)	94,031	270,102
Lundin Gold Inc	48,600	1,982,285
MAG Silver Corp	45,575	707,791
Major Drilling Group International Inc (b)	44,034	278,526
New Gold Inc (b)	358,358	1,427,089
NGEx Minerals Ltd (b)	61,899	542,840
Novagold Resources Inc (b)	115,518	490,193
Orla Mining Ltd (b)	103,972	1,144,853
Osisko Gold Royalties Ltd	76,730	1,838,937
Pan American Silver Corp	162,932	4,102,256
Sandstorm Gold Ltd	126,687	1,102,177
Seabridge Gold Inc (b)	35,358	439,500
Skeena Resources Ltd (b)	38,479	459,984
Ssr Mining Inc (b)	89,833	955,823
Taseko Mines Ltd (b)	142,843	324,314
Teck Resources Ltd Class B	210,755	7,162,246
Torex Gold Resources Inc (b)	39,464	1,278,157
Triple Flag Precious Metals Corp	29,568	613,623
Wesdome Gold Mines Ltd (b)	70,603	868,582
		109,821,000
Paper & Forest Products - 0.0%
Canfor Corp (b)	29,658	283,328
Interfor Corp (b)	25,994	250,399
Resolute Forest Products Inc rights (b)(f)	19,734	0
Stella-Jones Inc	22,740	1,115,062
West Fraser Timber Co Ltd	24,786	1,835,128
		3,483,917
TOTAL MATERIALS		131,440,721

Real Estate - 0.1%
Diversified REITs - 0.0%
H&R Real Estate Investment Trust unit	61,193	435,444
Industrial REITs - 0.0%
Dream Industrial Real Estate Investment Trust (e)	61,470	472,640
Granite Real Estate Investment Trust	13,571	622,538
		1,095,178
Office REITs - 0.0%
Allied Properties Real Estate Investment Trust (e)	29,010	322,801
Real Estate Management & Development - 0.1%
Altus Group Ltd/Canada (e)	21,815	812,405
Colliers International Group Inc Subordinate Voting Shares	18,565	2,219,424
FirstService Corp Subordinate Voting Shares	17,899	3,141,478
StorageVault Canada Inc	118,606	324,347
		6,497,654
Residential REITs - 0.0%
Boardwalk Real Estate Investment Trust	10,181	480,101
Canadian Apartment Properties REIT	34,310	1,047,767
InterRent Real Estate Investment Trust	36,269	297,023
Killam Apartment Real Estate Investment Trust (e)	27,864	352,090
		2,176,981
Retail REITs - 0.0%
Choice Properties Real Estate Investment Trust	63,856	676,264
Crombie Real Estate Investment Trust	28,201	298,457
CT Real Estate Investment Trust (e)	30,921	333,075
First Capital Real Estate Investment Trust unit	46,024	570,209
Primaris Real Estate Investment Trust	28,856	300,993
RioCan Real Estate Investment Trust	63,956	798,870
SmartCentres Real Estate Investment Trust	29,884	552,548
		3,530,416
TOTAL REAL ESTATE		14,058,474

Utilities - 0.3%
Electric Utilities - 0.2%
Emera Inc	129,889	5,846,230
Fortis Inc/Canada	217,413	10,766,564
Hydro One Ltd (c)(d)	143,165	5,508,104
		22,120,898
Gas Utilities - 0.0%
AltaGas Ltd	130,649	3,866,589
Brookfield Infrastructure Corp	51,655	1,934,908
Superior Plus Corp	111,732	560,848
		6,362,345
Independent Power and Renewable Electricity Producers - 0.1%
Boralex Inc Class A	40,275	894,546
Brookfield Renewable Corp Class A	64,522	1,838,872
Capital Power Corp	62,824	2,385,180
Innergex Renewable Energy Inc	74,033	729,267
Northland Power Inc	120,013	1,630,526
TransAlta Corp	129,549	1,154,909
		8,633,300
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp (e)	322,900	1,740,278
Atco Ltd/Canada Class I	33,357	1,254,093
Canadian Utilities Ltd Class A	56,080	1,569,800
		4,564,171
TOTAL UTILITIES		41,680,714

TOTAL CANADA		1,072,412,664
CHILE - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Empresa Nacional de Telecomunicaciones SA	84,945	245,804
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	290,482	1,319,009
Specialty Retail - 0.0%
Empresas Copec SA	173,182	1,188,821
TOTAL CONSUMER DISCRETIONARY		2,507,830

Consumer Staples - 0.0%
Beverages - 0.0%
Cia Cervecerias Unidas SA	60,658	465,718
Embotelladora Andina SA Class B	180,533	772,169
Vina Concha y Toro SA	267,496	331,654
		1,569,541
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	588,160	2,012,524
SMU SA	1,603,096	314,053
		2,326,577
TOTAL CONSUMER STAPLES		3,896,118

Financials - 0.0%
Banks - 0.0%
Banco de Chile	19,438,593	2,853,515
Banco de Credito e Inversiones SA	40,252	1,594,113
Banco Itau Chile SA (b)	36,366	529,960
Banco Santander Chile	29,034,589	1,755,463
		6,733,051
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	92,339,544	1,457,906
Materials - 0.2%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B	63,832	2,197,640
Metals & Mining - 0.1%
Antofagasta PLC	175,515	3,819,732
CAP SA (b)	34,731	178,627
Lundin Mining Corp	333,526	2,728,981
		6,727,340
Paper & Forest Products - 0.0%
Empresas Cmpc SA	541,141	848,667
TOTAL MATERIALS		9,773,647

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	326,368	751,388
Plaza SA	360,892	848,024
		1,599,412
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	8,806,425	864,748
Enel Chile SA	12,357,897	874,420
		1,739,168
Independent Power and Renewable Electricity Producers - 0.0%
Colbun SA	4,335,401	677,582
Water Utilities - 0.0%
Aguas Andinas SA Class A	1,293,235	477,883
TOTAL UTILITIES		2,894,633

TOTAL CHILE		29,108,401
CHINA - 7.7%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (c)(d)	1,991,661	2,886,466
CITIC Telecom International Holdings Ltd	995,702	302,988
		3,189,454
Entertainment - 0.2%
China Ruyi Holdings Ltd (b)(e)	2,920,452	768,183
iQIYI Inc Class A ADR (b)(e)	212,093	390,251
Kingsoft Corp Ltd	426,690	2,123,657
Maoyan Entertainment (b)(c)(d)(e)	226,773	200,293
NetDragon Websoft Holdings Ltd	195,026	248,699
NetEase Cloud Music Inc (b)(c)(d)	38,876	904,781
Netease Inc	860,872	18,505,608
Tencent Music Entertainment Group Class A ADR	337,096	4,523,828
XD Inc (b)(d)	136,032	629,680
		28,294,980
Interactive Media & Services - 1.4%
Autohome Inc Class A ADR	32,610	889,601
Baidu Inc A Shares (b)	1,017,524	11,220,257
Bilibili Inc Z Shares (b)	105,741	1,856,183
Hello Group Inc Class A ADR	71,279	407,003
JOYY Inc Class A ADR	13,351	549,527
Kanzhun Ltd ADR (b)	118,171	1,808,016
Kuaishou Technology B Shares (b)(c)(d)	1,196,694	7,961,913
Kunlun Tech Co Ltd A Shares (China)	38,500	168,915
Meitu Inc (c)(d)	1,319,159	930,399
Tencent Holdings Ltd	2,869,710	175,772,476
Weibo Corp Class A ADR	43,077	348,924
		201,913,214
Media - 0.0%
China Literature Ltd (b)(c)(d)	193,888	673,743
Focus Media Information Technology Co Ltd A Shares (China)	521,845	517,389
Mobvista Inc (b)(c)(d)	248,000	175,873
Xinhua Winshare Publishing and Media Co Ltd H Shares	199,880	289,166
		1,656,171
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	861,658	630,582
TOTAL COMMUNICATION SERVICES		235,684,401

Consumer Discretionary - 2.4%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	335,782	2,374,754
Huayu Automotive Systems Co Ltd A Shares (China)	120,077	294,405
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	16,632	238,803
Minth Group Ltd (b)	347,899	834,355
Nexteer Automotive Group Ltd	435,137	291,752
Ningbo Tuopu Group Co Ltd A Shares (China)	46,547	336,182
Sailun Group Co Ltd A Shares (China)	123,621	207,851
Tianneng Power International Ltd	354,446	295,235
Weifu High-Technology Group Co Ltd B Shares	180,800	284,023
		5,157,360
Automobiles - 0.4%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China)	64,900	325,977
BAIC Motor Corp Ltd H Shares (c)(d)	1,035,659	255,056
Brilliance China Automotive Holdings Ltd (e)	1,379,117	489,011
BYD Co Ltd A Shares (China)	47,620	2,314,873
BYD Co Ltd H Shares	546,413	25,952,567
Chongqing Changan Automobile Co Ltd A Shares (China)	247,703	417,857
Geely Automobile Holdings Ltd	2,712,573	5,722,019
Great Wall Motor Co Ltd A Shares (China)	129,381	401,812
Great Wall Motor Co Ltd H Shares	930,402	1,334,013
Guangzhou Automobile Group Company Ltd A Shares (China)	227,853	251,290
Li Auto Inc A Shares (b)	552,462	6,731,570
NIO Inc A Shares (b)	700,687	2,806,562
SAIC Motor Corp Ltd A Shares (China)	217,457	486,379
Seres Group Co Ltd A Shares (China)	42,383	760,923
XPeng Inc A Shares (b)	554,295	5,159,941
Yadea Group Holdings Ltd (c)(d)	560,197	1,014,127
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	228,362	1,638,602
		56,062,579
Broadline Retail - 1.3%
Alibaba Group Holding Ltd	7,189,346	107,337,160
CCOOP Group Co Ltd A Shares (China) (b)	516,400	191,392
JD.com Inc A Shares	1,086,135	17,683,829
MINISO Group Holding Ltd A Shares (e)	194,116	872,733
PDD Holdings Inc Class A ADR (b)	308,519	32,570,351
Prosus NV Class N	606,878	28,453,237
Vipshop Holdings Ltd Class A ADR	146,974	2,001,786
		189,110,488
Distributors - 0.0%
China Tobacco International HK Co Ltd (d)	99,940	322,154
Zhejiang China Commodities City Group Co Ltd A Shares (China)	172,100	362,477
		684,631
Diversified Consumer Services - 0.0%
China Education Group Holdings Ltd (d)	607,091	190,998
Fu Shou Yuan International Group Ltd	834,618	378,804
New Oriental Education & Technology Group Inc	665,516	3,260,490
TAL Education Group Class A ADR (b)	186,420	1,631,175
Tianli International Holdings Ltd (d)	782,659	397,606
		5,859,073
Hotels, Restaurants & Leisure - 0.5%
Atour Lifestyle Holdings Ltd ADR	17,271	422,103
DPC Dash Ltd (b)	37,600	477,781
H World Group Ltd ADR	93,307	3,194,832
Haidilao International Holding Ltd (c)(d)	779,995	1,772,076
Meituan B Shares (b)(c)(d)	2,187,815	36,224,612
Tongcheng Travel Holdings Ltd (d)	581,501	1,537,053
TravelSky Technology Ltd H Shares	451,093	629,329
Trip.com Group Ltd	275,484	16,595,380
Yum China Holdings Inc	169,753	7,352,002
		68,205,168
Household Durables - 0.0%
Gree Electric Appliances Inc of Zhuhai A Shares (China)	89,149	558,734
Haier Smart Home Co Ltd A Shares (China)	368,548	1,258,251
Haier Smart Home Co Ltd H Shares	867,327	2,517,010
Hisense Home Appliances Group Co Ltd H Shares	201,949	614,523
Midea Group Co Ltd A Shares (China)	82,529	835,745
Midea Group Co Ltd H Shares	148,900	1,412,089
Sichuan Changhong Electric Co Ltd A Shares (China)	130,000	187,820
TCL Electronics Holdings Ltd	482,864	610,771
		7,994,943
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	66,450	579,358
Chow Tai Fook Jewellery Group Ltd	914,467	1,223,911
Pop Mart International Group Ltd (c)(d)	240,577	6,011,634
Topsports International Holdings Ltd (c)(d)	1,004,869	401,657
XXF Group Holdings Ltd (e)	360,000	312,858
Zhongsheng Group Holdings Ltd	367,998	556,106
		9,085,524
Textiles, Apparel & Luxury Goods - 0.1%
361 Degrees International Ltd	625,580	343,619
ANTA Sports Products Ltd	570,939	6,769,024
Bosideng International Holdings Ltd	2,121,147	1,099,465
Li Ning Co Ltd	1,047,084	1,984,648
Shenzhou International Group Holdings Ltd	376,471	2,611,550
Xtep International Holdings Ltd	786,472	538,471
		13,346,777
TOTAL CONSUMER DISCRETIONARY		355,506,543

Consumer Staples - 0.3%
Beverages - 0.2%
Anhui Gujing Distillery Co Ltd B Shares	81,637	1,249,292
China Resources Beer Holdings Co Ltd	749,895	2,649,327
Eastroc Beverage Group Co Ltd A Shares (China)	15,359	604,022
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	40,732	265,471
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	44,492	419,796
Kweichow Moutai Co Ltd A Shares (China)	32,962	7,014,314
Luzhou Laojiao Co Ltd A Shares (China)	41,657	709,020
Nongfu Spring Co Ltd H Shares (c)(d)	903,520	4,170,666
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	33,515	940,903
Tsingtao Brewery Co Ltd H Shares	315,528	2,233,546
Wuliangye Yibin Co Ltd A Shares (China)	107,031	1,894,687
Yantai Changyu Pioneer Wine Co Ltd B Shares	471,013	487,112
		22,638,156
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)(e)	2,575,800	1,673,891
East Buy Holding Ltd (b)(c)(d)(e)	191,383	299,082
JD Health International Inc (b)(c)(d)	511,579	2,447,211
Ping An Healthcare and Technology Co Ltd (c)(d)(e)	394,652	382,663
Sun Art Retail Group Ltd	1,154,515	275,395
		5,078,242
Food Products - 0.1%
China Feihe Ltd (c)(d)	1,660,704	1,259,082
China Huishan Dairy Holdings Co Ltd (b)(f)	51,000	0
China Mengniu Dairy Co Ltd	1,425,390	3,569,172
COFCO Joycome Foods Ltd (b)(d)	1,739,434	327,450
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	131,081	755,941
Guangdong Haid Group Co Ltd A Shares (China)	58,922	449,375
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	105,311	361,773
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	171,901	703,543
Muyuan Foods Co Ltd A Shares (China)	153,416	837,139
New Hope Liuhe Co Ltd A Shares (China) (b)	209,273	276,201
Tingyi Cayman Islands Holding Corp	916,143	1,658,498
Want Want China Holdings Ltd	2,194,694	1,440,378
Weilong Delicious Global Holdings Ltd (e)	239,600	504,805
Wens Foodstuff Group Co Ltd A Shares (China)	216,389	504,393
Wilmar International Ltd	843,977	1,979,530
Yihai International Holding Ltd (e)	265,474	458,682
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	59,600	260,604
		15,346,566
Household Products - 0.0%
Blue Moon Group Holdings Ltd (c)(d)(e)	616,500	303,655
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (c)(d)	142,461	1,469,503
Hengan International Group Co Ltd	325,554	879,411
		2,348,914
Tobacco - 0.0%
RLX Technology Inc ADR	176,446	328,189
Smoore International Holdings Ltd (c)(d)(e)	828,794	1,438,389
		1,766,578
TOTAL CONSUMER STAPLES		47,482,111

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	900,652	704,905
Dalipal Holdings Ltd (d)(e)	180,000	191,938
		896,843
Oil, Gas & Consumable Fuels - 0.2%
Cgn Mining Co Ltd (e)	1,317,041	244,538
China Coal Energy Co Ltd H Shares	925,363	955,717
China Merchants Energy Shipping Co Ltd A Shares (China)	325,311	261,451
China Petroleum & Chemical Corp A Shares (China)	1,181,210	919,662
China Petroleum & Chemical Corp H Shares	10,088,351	5,164,108
China Shenhua Energy Co Ltd A Shares (China)	428,483	2,257,507
China Shenhua Energy Co Ltd H Shares	1,147,043	4,318,642
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	439,477	620,609
Inner Mongolia Yitai Coal Co Ltd B Shares	829,116	1,648,935
Kinetic Development Group Ltd	1,438,000	218,789
PetroChina Co Ltd H Shares	10,185,426	7,800,999
Shaanxi Coal Industry Co Ltd A Shares (China)	268,226	707,397
Sinopec Kantons Holdings Ltd	592,678	333,953
Yankuang Energy Group Co Ltd H Shares	1,718,664	1,797,200
		27,249,507
TOTAL ENERGY		28,146,350

Financials - 1.3%
Banks - 0.9%
Agricultural Bank of China Ltd A Shares (China)	3,171,669	2,364,484
Agricultural Bank of China Ltd H Shares	11,059,297	6,759,125
Bank of Beijing Co Ltd A Shares (China)	664,586	548,500
Bank of Changsha Co Ltd A Shares (China)	189,100	235,629
Bank of Chengdu Co Ltd A Shares (China)	142,656	333,319
Bank of China Ltd A Shares (China)	3,986,380	3,030,419
Bank of China Ltd H Shares	27,387,565	15,325,962
Bank of Communications Co Ltd A Shares (China)	769,029	790,332
Bank of Communications Co Ltd H Shares	4,186,020	3,670,243
Bank of Hangzhou Co Ltd A Shares (China)	202,684	410,092
Bank of Jiangsu Co Ltd A Shares (China)	531,909	743,726
Bank of Nanjing Co Ltd A Shares (China)	334,842	479,945
Bank of Ningbo Co Ltd A Shares (China)	202,871	667,365
Bank of Shanghai Co Ltd A Shares (China)	438,237	625,950
BOC Hong Kong Holdings Ltd	1,638,785	6,803,971
China CITIC Bank Corp Ltd H Shares	3,926,533	3,103,518
China Construction Bank Corp A Shares (China)	2,255,886	2,809,414
China Construction Bank Corp H Shares	39,791,821	32,734,001
China Everbright Bank Co Ltd A Shares (China)	988,370	513,947
China Everbright Bank Co Ltd H Shares	1,827,201	793,964
China Merchants Bank Co Ltd A Shares (China)	322,406	1,807,399
China Merchants Bank Co Ltd H Shares	1,959,642	10,726,031
China Minsheng Banking Corp Ltd A Shares (China)	1,439,748	788,749
China Minsheng Banking Corp Ltd H Shares	2,366,458	1,110,670
China Zheshang Bank Co Ltd A Shares (China)	784,381	322,771
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	352,312	332,155
CNPC Capital Co Ltd A Shares (China)	280,017	264,565
Huaxia Bank Co Ltd A Shares (China)	393,671	393,879
Industrial & Commercial Bank of China Ltd A Shares (China)	4,357,253	4,199,813
Industrial & Commercial Bank of China Ltd H Shares	26,868,776	18,430,797
Industrial Bank Co Ltd A Shares (China)	564,460	1,621,431
Ping An Bank Co Ltd A Shares (China)	567,331	851,923
Postal Savings Bank of China Co Ltd A Shares (China)	357,900	251,985
Postal Savings Bank of China Co Ltd H Shares (c)(d)	4,441,705	2,737,551
Shanghai Pudong Development Bank Co Ltd A Shares (China)	825,312	1,243,538
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	343,973	397,492
		128,224,655
Capital Markets - 0.1%
China Everbright Ltd	518,326	278,023
China Galaxy Securities Co Ltd H Shares	2,025,813	1,838,894
China International Capital Corp Ltd H Shares (c)(d)	900,041	1,548,113
China Merchants Securities Co Ltd A Shares (China)	217,939	492,408
CITIC Securities Co Ltd H Shares	1,154,091	2,866,031
CSC Financial Co Ltd A Shares (China)	128,368	410,233
East Money Information Co Ltd A Shares (China)	424,468	1,202,559
Everbright Securities Co Ltd A Shares (China)	143,358	317,425
Founder Securities Co Ltd A Shares (China)	332,050	340,358
GF Securities Co Ltd H Shares	277,828	362,528
Guosen Securities Co Ltd A Shares (China)	238,748	356,843
Guotai Haitong Securities Co Ltd A Shares (China)	204,464	485,334
Guotai Haitong Securities Co Ltd H Shares (c)(d)	1,912,401	2,732,143
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	14,629	518,422
Huatai Securities Co Ltd H Shares (c)(d)	869,137	1,288,756
Industrial Securities Co Ltd A Shares (China)	433,085	344,677
JF SmartInvest Holdings Ltd	51,000	240,349
Noah Holdings Ltd Class A ADR	20,785	191,014
Orient Securities Co Ltd/China A Shares (China)	289,621	365,055
OSL Group Ltd (b)(e)	196,000	284,058
SDIC Capital Co Ltd A Shares (China)	286,406	269,513
Shenwan Hongyuan Group Co Ltd A Shares (China)	741,313	481,246
Up Fintech Holding Ltd ADR (b)	52,505	433,166
Zheshang Securities Co Ltd A Shares (China)	198,678	287,092
Zhongtai Securities Co Ltd A Shares (China)	304,025	255,334
		18,189,574
Consumer Finance - 0.0%
FinVolution Group Class A ADR	58,469	462,490
Lufax Holding Ltd ADR	122,889	356,378
Qifu Technology Inc Class A ADR	51,989	2,133,109
		2,951,977
Financial Services - 0.0%
Far East Horizon Ltd	950,866	736,849
Genertec Universal Medical Group Co Ltd (c)(d)	606,813	401,380
		1,138,229
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	3,510,131	6,426,822
China Pacific Insurance Group Co Ltd H Shares	1,479,453	4,025,022
China Taiping Insurance Holdings Co Ltd	710,294	985,451
New China Life Insurance Co Ltd H Shares	528,693	1,932,597
People's Insurance Co Group of China Ltd/The H Shares	4,407,038	2,608,219
PICC Property & Casualty Co Ltd H Shares	3,094,167	5,705,115
Ping An Insurance Group Co of China Ltd A Shares (China)	489,366	3,415,445
Ping An Insurance Group Co of China Ltd H Shares	2,710,047	16,219,731
ZhongAn Online P&C Insurance Co Ltd H Shares (b)(c)(d)	327,436	473,700
		41,792,102
TOTAL FINANCIALS		192,296,537

Health Care - 0.3%
Biotechnology - 0.2%
3SBio Inc (c)(d)	915,473	1,411,762
Akeso Inc (b)(c)(d)	282,792	3,144,930
Ascentage Pharma Group International (b)(c)(d)	105,178	665,872
Beigene Ltd H Shares (b)	340,881	6,889,036
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	79,151	207,725
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China)	35,552	319,999
CARsgen Therapeutics Holdings Ltd (b)(c)(d)(e)	170,000	340,631
Chongqing Zhifei Biological Products Co Ltd A Shares (China)	56,723	147,392
Everest Medicines Ltd (b)(c)(d)(e)	103,019	654,196
Imeik Technology Development Co Ltd A Shares (China)	9,410	223,545
InnoCare Pharma Ltd H Shares (b)(c)(d)	344,000	450,647
Innovent Biologics Inc (b)(c)(d)	552,497	3,829,068
Keymed Biosciences Inc (b)(c)(d)(e)	95,684	550,865
Shanghai RAAS Blood Products Co Ltd A Shares (China)	294,601	272,119
Zai Lab Ltd (b)(e)	439,627	1,400,389
		20,508,176
Health Care Equipment & Supplies - 0.0%
Lifetech Scientific Corp (b)	1,499,222	278,364
Microport Scientific Corp (b)	488,893	443,783
Shandong Weigao Group Medical Polymer Co Ltd H Shares	1,175,223	865,249
Shanghai Conant Optical Co Ltd H Shares	93,000	285,993
Shanghai MicroPort MedBot Group Co Ltd H Shares (b)(e)	156,764	383,239
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	23,580	430,345
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	34,864	1,053,184
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	28,358	204,327
		3,944,484
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	256,872	458,977
China Resources Medical Holdings Co Ltd	539,132	254,426
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	64,449	234,414
Huadong Medicine Co Ltd A Shares (China)	59,311	316,642
Hygeia Healthcare Holdings Co Ltd (b)(c)(d)(e)	172,831	312,877
Jinxin Fertility Group Ltd (c)(d)(e)	1,003,955	376,697
New Horizon Health Ltd (b)(c)(d)(e)(f)	117,000	170,651
Shanghai Pharmaceuticals Holding Co Ltd H Shares	472,177	646,568
Sinopharm Group Co Ltd H Shares	601,799	1,423,100
		4,194,352
Health Care Technology - 0.0%
Yidu Tech Inc (b)(c)(d)(e)	304,100	227,420
Life Sciences Tools & Services - 0.0%
Genscript Biotech Corp (b)(e)	528,993	744,830
Wuxi Apptec Co Ltd H Shares (c)(d)(e)	214,109	1,660,562
Wuxi Biologics Cayman Inc (b)(c)(d)	1,563,006	4,594,943
		7,000,335
Pharmaceuticals - 0.1%
Beijing Tong Ren Tang Co Ltd A Shares (China)	49,138	246,166
China Medical System Holdings Ltd	664,043	710,655
China Resources Pharmaceutical Group Ltd (c)(d)	946,489	597,993
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	44,833	253,632
China Traditional Chinese Medicine Holdings Co Ltd (b)	1,468,104	382,378
CSPC Pharmaceutical Group Ltd	3,731,916	2,949,695
Hansoh Pharmaceutical Group Co Ltd (c)(d)	534,552	1,661,084
HUTCHMED China Ltd (b)(e)	264,688	791,784
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	176,415	1,238,287
Luye Pharma Group Ltd (b)(c)(d)(e)	1,209,369	314,989
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	162,556	293,018
Shijiazhuang Yiling Pharmaceutical Co Ltd A Shares (China)	88,900	168,032
Simcere Pharmaceutical Group Ltd (c)(d)	325,861	368,062
Tong Ren Tang Technologies Co Ltd H Shares	462,961	282,948
Yunnan Baiyao Group Co Ltd A Shares (China)	63,275	498,286
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	18,265	515,317
		11,272,326
TOTAL HEALTH CARE		47,147,093

Industrials - 0.4%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	88,035	397,680
AviChina Industry & Technology Co Ltd H Shares	1,223,743	561,727
Kuang-Chi Technologies Co Ltd A Shares (China)	61,500	357,137
		1,316,544
Air Freight & Logistics - 0.0%
JD Logistics Inc (b)(c)(d)	914,487	1,443,257
KLN Logistics Group Ltd	224,382	181,111
SF Holding Co Ltd A Shares (China)	139,224	833,154
YTO Express Group Co Ltd A Shares (China)	152,037	273,914
ZTO Express Cayman Inc A Shares	190,307	3,544,255
		6,275,691
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	60,954	234,726
China Lesso Group Holdings Ltd	590,452	314,427
China State Construction Development Holdings Ltd	642,000	135,757
Xinyi Glass Holdings Ltd (e)	872,252	817,638
		1,502,548
Commercial Services & Supplies - 0.0%
Binjiang Service Group Co Ltd (d)	59,500	205,606
China Everbright Environment Group Ltd	1,794,383	830,605
CT Environmental Group Ltd (b)(f)	26,000	0
Tuhu Car Inc A Shares (b)(c)(d)	111,800	240,160
		1,276,371
Construction & Engineering - 0.0%
China Communications Services Corp Ltd H Shares	1,116,023	582,791
China Conch Venture Holdings Ltd	738,673	760,998
China Energy Engineering Corp Ltd A Shares (China)	1,179,189	356,633
China National Chemical Engineering Co Ltd A Shares (China)	323,492	335,855
China Railway Group Ltd A Shares (China)	380,666	288,981
China Railway Group Ltd H Shares	2,275,411	979,921
China State Construction Engineering Corp Ltd A Shares (China)	1,164,897	882,856
China State Construction International Holdings Ltd	928,118	1,366,639
Metallurgical Corp of China Ltd A Shares (China)	698,607	277,715
Power Construction Corp of China Ltd A Shares (China)	661,541	429,614
Sinopec Engineering Group Co Ltd H Shares	715,626	510,265
		6,772,268
Electrical Equipment - 0.2%
Contemporary Amperex Technology Co Ltd A Shares (China)	117,830	3,763,021
Dongfang Electric Corp Ltd A Shares (China)	154,522	323,395
Eve Energy Co Ltd A Shares (China)	60,738	343,356
Goneo Group Co Ltd A Shares (China)	23,907	234,073
Hangzhou Steam Turbine Power Group Co Ltd B Shares	286,347	399,920
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	141,166	270,828
NARI Technology Co Ltd A Shares (China)	230,578	702,692
Shanghai Electric Group Co Ltd A Shares (China) (b)	344,328	346,313
Sieyuan Electric Co Ltd A Shares (China)	27,000	267,511
Sungrow Power Supply Co Ltd A Shares (China)	59,906	499,563
TBEA Co Ltd A Shares (China)	175,038	277,592
Zhejiang Chint Electrics Co Ltd A Shares (China)	94,315	289,222
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	65,300	304,266
		8,021,752
Ground Transportation - 0.0%
ANE Cayman Inc (b)	405,559	432,458
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	1,437,266	1,147,149
Daqin Railway Co Ltd A Shares (China)	408,925	364,531
		1,944,138
Industrial Conglomerates - 0.0%
CITIC Ltd	1,859,668	2,270,754
Fosun International Ltd	1,164,466	605,085
Shanghai Industrial Holdings Ltd	273,418	417,410
		3,293,249
Machinery - 0.2%
Airtac International Group	62,359	1,709,346
China CSSC Holdings Ltd A Shares (China)	135,397	545,390
CIMC Enric Holdings Ltd	405,722	318,589
CRRC Corp Ltd A Shares (China)	1,847,985	1,783,103
Haitian International Holdings Ltd	297,880	689,046
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	39,050	401,642
Ningbo Deye Technology Co Ltd A Shares (China)	22,300	264,836
Sany Heavy Equipment International Holdings Co Ltd	588,081	429,937
Sany Heavy Industry Co Ltd A Shares (China)	248,270	646,049
Shenzhen Inovance Technology Co Ltd A Shares (China)	39,700	390,319
Sinotruk Hong Kong Ltd	317,885	764,013
UBTech Robotics Corp Ltd H Shares (b)(e)	50,200	563,129
Weichai Power Co Ltd H Shares	1,067,686	2,092,530
XCMG Construction Machinery Co Ltd A Shares (China)	351,097	425,723
Yangzijiang Shipbuildling (Holdings) Ltd (b)	1,146,609	1,964,099
Yutong Bus Co Ltd A Shares (China)	79,000	291,599
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	54,800	202,320
Zhuzhou CRRC Times Electric Co Ltd H Shares	252,448	1,013,945
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	278,894	281,253
		14,776,868
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	1,724,811	2,602,028
SITC International Holdings Co Ltd	615,408	1,702,061
		4,304,089
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	425,420	413,488
China Eastern Airlines Corp Ltd A Shares (China) (b)	611,797	310,722
China Southern Airlines Co Ltd A Shares (China) (b)	416,282	321,169
Hainan Airlines Holding Co Ltd A Shares (China) (b)	1,317,343	241,092
Spring Airlines Co Ltd A Shares (China)	39,703	292,574
		1,579,045
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (c)(d)	97,186	729,935
Transportation Infrastructure - 0.0%
Anhui Expressway Co Ltd H Shares	218,849	330,717
Beijing Capital International Airport Co Ltd H Shares (b)	1,004,973	362,825
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	196,100	346,116
China Merchants Port Holdings Co Ltd	576,517	938,115
COSCO SHIPPING Ports Ltd	681,831	353,417
Jiangsu Expressway Co Ltd H Shares	577,452	718,502
Shanghai International Airport Co Ltd A Shares (China)	56,577	249,548
Shenzhen International Holdings Ltd	712,298	730,152
Yuexiu Transport Infrastructure Ltd	576,773	255,828
Zhejiang Expressway Co Ltd H Shares	793,998	655,215
		4,940,435
TOTAL INDUSTRIALS		56,732,933

Information Technology - 0.6%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	356,839	1,486,139
Suzhou TFC Optical Communication Co Ltd A Shares (China)	17,100	164,092
Yangtze Optical Fibre & Cable Joint Stock Ltd Co H Shares (c)(d)	82,000	143,792
Yealink Network Technology Corp Ltd A Shares (China)	46,500	212,429
Zhongji Innolight Co Ltd A Shares (China)	32,404	378,480
ZTE Corp H Shares	523,574	1,545,960
		3,930,892
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	354,576	1,698,450
Avary Holding Shenzhen Co Ltd A Shares (China)	71,300	281,328
BOE Technology Group Co Ltd A Shares (China)	1,106,168	584,331
Chaozhou Three-Circle Group Co Ltd A Shares (China)	76,857	363,449
Eoptolink Technology Inc Ltd A Shares (China)	21,500	270,066
Foxconn Industrial Internet Co Ltd A Shares (China)	367,547	925,394
GoerTek Inc A Shares (China)	104,401	305,005
Kingboard Holdings Ltd	339,852	913,651
Lens Technology Co Ltd A Shares (China)	144,546	415,310
Lingyi iTech Guangdong Co A Shares (China)	216,600	238,329
Luxshare Precision Industry Co Ltd A Shares (China)	199,619	848,691
Ofilm Group Co Ltd A Shares (China) (b)	102,400	158,580
Q Technology Group Co Ltd (b)(d)	238,000	199,469
RoboSense Technology Co Ltd H Shares (b)(e)	101,100	491,447
Shengyi Technology Co Ltd A Shares (China)	78,517	263,164
Shennan Circuits Co Ltd A Shares (China)	15,400	232,067
Sunny Optical Technology Group Co Ltd	320,923	2,710,359
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	51,700	183,765
TCL Technology Group Corp A Shares (China)	619,016	352,859
Unisplendour Corp Ltd A Shares (China)	88,540	307,109
VSTECS Holdings Ltd	335,433	257,340
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	54,495	210,598
Zhejiang Dahua Technology Co Ltd A Shares (China)	118,919	257,680
		12,468,441
IT Services - 0.0%
Chinasoft International Ltd	1,052,507	671,761
GDS Holdings Ltd A Shares (b)	476,152	1,510,405
Isoftstone Information Technology Group Co Ltd A Shares (China)	27,000	215,800
Kingsoft Cloud Holdings Ltd (b)(e)	926,991	857,087
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	39,400	262,248
Vnet Group Inc Class A ADR (b)	24,512	154,180
		3,671,481
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	17,294	448,379
Cambricon Technologies Corp Ltd A Shares (China) (b)	11,096	1,075,870
China Resources Microelectronics Ltd A Shares (China)	40,698	257,922
Daqo New Energy Corp ADR (b)	23,393	298,027
GCL Technology Holdings Ltd (b)(e)	10,369,364	1,056,243
Gigadevice Semiconductor Inc A Shares (China) (b)	19,990	354,202
Hua Hong Semiconductor Ltd (c)(d)(e)	291,232	1,331,190
Hygon Information Technology Co Ltd A Shares (China)	62,631	1,282,398
JCET Group Co Ltd A Shares (China)	62,175	286,080
Jinko Solar Co Ltd A Shares (China)	324,805	244,895
JinkoSolar Holding Co Ltd ADR (e)	16,277	279,313
LONGi Green Energy Technology Co Ltd A Shares (China)	221,177	447,303
Montage Technology Co Ltd A Shares (China)	34,326	362,943
National Silicon Industry Group Co Ltd A Shares (China)	103,561	248,960
NAURA Technology Group Co Ltd A Shares (China)	14,681	911,892
Piotech Inc A Shares (China)	8,741	188,243
Rockchip Electronics Co Ltd A Shares (China)	12,100	284,558
Sanan Optoelectronics CO Ltd A Shares (China)	180,185	304,571
Silergy Corp	149,962	1,886,690
Tongwei Co Ltd A Shares (China)	132,946	298,294
Will Semiconductor Co Ltd Shanghai A Shares (China)	34,373	623,620
Xinyi Solar Holdings Ltd	2,092,634	698,840
		13,170,433
Software - 0.0%
360 Security Technology Inc A Shares (China)	201,193	283,452
AsiaInfo Technologies Ltd (c)(d)(e)	156,800	189,035
Beijing Fourth Paradigm Technology Co Ltd H Shares (b)	60,400	315,800
Beijing Kingsoft Office Software Inc A Shares (China)	11,899	482,801
Empyrean Technology Co Ltd A Shares (China)	13,600	222,934
Hundsun Technologies Inc A Shares (China)	60,100	215,238
Iflytek Co Ltd A Shares (China)	65,938	427,403
Kingdee International Software Group Co Ltd (b)	1,374,041	2,335,070
Ming Yuan Cloud Group Holdings Ltd	481,000	179,857
Shanghai Baosight Software Co Ltd B Shares	695,113	1,020,558
Tuya Inc ADR	102,904	241,824
Weimob Inc (b)(c)(d)	1,471,793	318,816
Yonyou Network Technology CO Ltd A Shares (China) (b)	102,400	207,757
		6,440,545
Technology Hardware, Storage & Peripherals - 0.4%
Anker Innovations Technology Co Ltd A Shares (China)	16,400	201,019
China Greatwall Technology Group Co Ltd A Shares (China) (b)	93,600	188,402
Huaqin Technology Co Ltd A Shares (China)	20,400	185,549
IEIT Systems Co Ltd A Shares (China)	42,785	300,798
Legend Holdings Corp H Shares (b)(c)(d)	274,005	273,454
Lenovo Group Ltd	3,604,622	4,169,024
Shenzhen Transsion Holdings Co Ltd A Shares (China)	32,208	332,532
Xiaomi Corp B Shares (b)(c)(d)	7,324,017	46,889,855
		52,540,633
TOTAL INFORMATION TECHNOLOGY		92,222,425

Materials - 0.2%
Chemicals - 0.1%
China BlueChemical Ltd H Shares	970,073	236,402
China Risun Group Ltd (d)(e)	680,763	220,320
Dongyue Group Ltd (e)	629,461	744,257
Fufeng Group Ltd	781,722	654,156
Ganfeng Lithium Group Co Ltd H Shares (c)(d)(e)	99,502	242,994
Hengli Petrochemical Co Ltd A Shares (China)	220,420	463,404
Hoshine Silicon Industry Co Ltd A Shares (China)	32,470	228,006
Jiangsu Eastern Shenghong Co Ltd A Shares (China)	230,112	278,588
Jinan Acetate Chemical Co Ltd	25,080	658,889
LB Group Co Ltd A Shares (China)	95,741	218,460
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	222,454	490,240
Qinghai Salt Lake Industry Co Ltd A Shares (China) (b)	180,882	397,353
Rongsheng Petrochemical Co Ltd A Shares (China)	379,005	434,083
Satellite Chemical Co Ltd A Shares (China)	118,628	296,223
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	104,558	293,260
Tianqi Lithium Corp A Shares (China)	54,400	214,939
Wanhua Chemical Group Co Ltd A Shares (China)	91,605	686,438
Zangge Mining Co Ltd A Shares (China)	59,298	295,005
Zhejiang Juhua Co Ltd A Shares (China)	91,394	320,253
Zhejiang NHU Co Ltd A Shares (China)	122,605	372,949
		7,746,219
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	685,206	1,934,861
China Jushi Co Ltd A Shares (China)	166,909	269,068
China National Building Material Co Ltd H Shares	1,872,146	910,051
China Resources Building Materials Technology Holdings Ltd	1,347,374	284,916
CSG Holding Co Ltd B Shares	1,487,499	333,986
		3,732,882
Metals & Mining - 0.1%
Aluminum Corp of China Ltd H Shares	2,419,763	1,301,049
Baoshan Iron & Steel Co Ltd A Shares (China)	643,090	604,234
China Gold International Resources Corp Ltd (e)	108,400	684,174
China Hongqiao Group Ltd	1,269,587	2,285,244
China Nonferrous Mining Corp Ltd	679,823	450,551
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	112,549	360,564
CMOC Group Ltd H Shares	2,369,590	1,863,750
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China) (b)	1,446,398	343,927
Jiangxi Copper Co Ltd H Shares	626,099	1,054,316
MMG Ltd (b)	1,904,021	579,386
Shandong Gold Mining Co Ltd A Shares (China)	304,448	1,272,970
Shandong Nanshan Aluminum Co Ltd A Shares (China)	603,628	303,218
Shougang Fushan Resources Group Ltd	1,153,564	365,899
Silvercorp Metals Inc	101,329	378,532
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	567,895	247,036
Western Mining Co Ltd A Shares (China)	99,458	210,751
Yunnan Aluminium Co Ltd A Shares (China)	127,836	267,536
Zhaojin Mining Industry Co Ltd H Shares	795,701	1,893,940
Zhongjin Gold Corp Ltd A Shares (China)	161,499	303,826
Zijin Mining Group Co Ltd H Shares	3,143,717	6,882,809
		21,653,712
Paper & Forest Products - 0.0%
Lee & Man Paper Manufacturing Ltd	1,184,360	319,164
TOTAL MATERIALS		33,451,977

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
C&D International Investment Group Ltd	335,326	701,298
China Jinmao Holdings Group Ltd	2,615,159	387,776
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	271,319	341,485
China Overseas Grand Oceans Group Ltd	1,278,217	283,477
China Overseas Land & Investment Ltd	1,741,770	3,103,727
China Overseas Property Holdings Ltd	772,121	536,610
China Resources Land Ltd	1,454,692	4,923,625
China Resources Mixc Lifestyle Services Ltd (c)(d)	321,433	1,545,909
China Vanke Co Ltd H Shares (b)(e)	1,339,104	923,746
Country Garden Services Holdings Co Ltd	1,000,743	894,212
ESR Group Ltd (c)(d)	664,678	1,059,289
Evergrande Property Services Group Ltd (b)(c)(d)	2,704,000	258,002
Greentown China Holdings Ltd	475,475	608,169
Greentown Service Group Co Ltd (d)	718,741	411,472
Hainan Airport Infrastructure Co Ltd A Shares (China) (b)	517,843	249,914
Hopson Development Holdings Ltd (b)	793,733	297,819
KE Holdings Inc ADR	310,987	6,313,036
Longfor Group Holdings Ltd (c)(d)	932,385	1,255,106
Onewo Inc H Shares (e)	116,300	321,656
Poly Developments and Holdings Group Co Ltd A Shares (China)	361,981	416,440
Poly Property Group Co Ltd	1,792,521	339,755
Poly Property Services Co Ltd H Shares (d)	91,265	364,208
Seazen Group Ltd (b)	1,379,891	348,727
Shanghai Jinqiao Export Processing Zone Development Co Ltd B Shares	460,892	361,021
Shenzhen Investment Ltd	2,305,317	234,823
Shoucheng Holdings Ltd	896,456	183,784
Sunac China Holdings Ltd (b)(e)	3,110,567	601,611
Wharf Holdings Ltd/The	492,027	1,235,841
Yuexiu Property Co Ltd (e)	715,788	433,777
		28,936,315
Utilities - 0.2%
Gas Utilities - 0.1%
Beijing Enterprises Holdings Ltd	243,970	990,904
China Gas Holdings Ltd	1,308,089	1,184,020
China Resources Gas Group Ltd	413,847	1,157,935
ENN Energy Holdings Ltd	354,559	2,799,023
ENN Natural Gas Co Ltd A Shares (China)	93,965	255,395
Kunlun Energy Co Ltd	1,754,575	1,674,126
Towngas Smart Energy Co Ltd (e)	737,409	332,783
Zhongyu Energy Holdings Ltd (b)(e)	433,710	239,906
		8,634,092
Independent Power and Renewable Electricity Producers - 0.1%
CGN New Energy Holdings Co Ltd (c)(d)	921,501	270,904
CGN Power Co Ltd H Shares (c)(d)	5,502,524	1,752,441
China Datang Corp Renewable Power Co Ltd H Shares	1,343,308	375,855
China Longyuan Power Group Corp Ltd H Shares	1,443,145	1,142,518
China National Nuclear Power Co Ltd A Shares (China)	624,258	792,731
China Power International Development Ltd	2,184,552	859,106
China Resources Power Holdings Co Ltd	929,684	2,246,413
China Three Gorges Renewables Group Co Ltd A Shares (China)	818,439	479,541
China Yangtze Power Co Ltd A Shares (China)	665,981	2,701,191
GD Power Development Co Ltd A Shares (China)	653,111	401,581
Huadian Power International Corp Ltd A Shares (China)	348,552	273,762
Huaneng Power International Inc A Shares (China)	222,589	219,151
Huaneng Power International Inc H Shares	2,073,185	1,285,783
SDIC Power Holdings Co Ltd A Shares (China)	244,031	504,908
Sichuan Chuantou Energy Co Ltd A Shares (China)	154,202	360,195
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	409,251	295,611
		13,961,691
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	1,958,921	618,825
China Water Affairs Group Ltd (e)	531,697	409,282
Guangdong Investment Ltd	1,333,205	1,079,546
		2,107,653
TOTAL UTILITIES		24,703,436

TOTAL CHINA		1,142,310,121
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	117,470	1,392,770
Materials - 0.0%
Construction Materials - 0.0%
Cementos Argos SA	271,263	688,177
Metals & Mining - 0.0%
Aris Mining Corp (b)	78,497	429,325
TOTAL MATERIALS		1,117,502

Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	193,451	998,026
TOTAL COLOMBIA		3,508,298
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (b)	334,233	2,967,512
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	89,032	2,392,043
CYPRUS - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ATALAYA MINING COPPER SA (e)	58,751	284,220
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	35,923	1,736,782
Moneta Money Bank AS (c)(d)	130,627	802,924
		2,539,706
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	71,906	3,642,942
TOTAL CZECH REPUBLIC		6,182,648
DENMARK - 1.4%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Better Collective A/S (b)(e)	18,600	244,586
Consumer Discretionary - 0.0%
Household Durables - 0.0%
GN Store Nord AS (b)	63,518	950,312
Specialty Retail - 0.0%
Matas A/S	19,079	393,220
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	36,410	5,372,257
TOTAL CONSUMER DISCRETIONARY		6,715,789

Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	41,922	5,712,026
Royal Unibrew A/S	22,336	1,774,609
		7,486,635
Food Products - 0.0%
Schouw & Co A/S	6,018	546,178
Tobacco - 0.0%
Scandinavian Tobacco Group A/S Series A (c)(d)	24,535	356,723
TOTAL CONSUMER STAPLES		8,389,536

Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	305,607	10,653,807
Jyske Bank A/S	19,741	1,613,375
Ringkjoebing Landbobank A/S	11,932	2,276,297
Spar Nord Bank A/S (b)	31,639	1,015,099
Sydbank AS	23,636	1,506,620
		17,065,198
Insurance - 0.0%
Alm Brand A/S	388,625	921,281
Tryg A/S	149,041	3,555,812
		4,477,093
TOTAL FINANCIALS		21,542,291

Health Care - 0.8%
Biotechnology - 0.0%
Bavarian Nordic A/S (b)	35,923	852,415
Genmab A/S (b)	28,022	5,941,750
Zealand Pharma A/S (b)	28,858	2,021,681
		8,815,846
Health Care Equipment & Supplies - 0.1%
Ambu AS Series B	83,304	1,488,068
Coloplast AS Series B	55,318	6,259,956
Demant A/S (b)	39,772	1,439,011
		9,187,035
Life Sciences Tools & Services - 0.0%
Chemometec A/S	7,019	502,164
Gubra A/S (b)	3,088	174,810
		676,974
Pharmaceuticals - 0.7%
ALK-Abello A/S Series B (b)	61,510	1,418,959
H Lundbeck A/S Series B	138,549	658,996
Novo Nordisk A/S Series B	1,430,957	95,676,023
		97,753,978
TOTAL HEALTH CARE		116,433,833

Industrials - 0.3%
Air Freight & Logistics - 0.2%
DSV A/S	90,208	19,120,478
Building Products - 0.0%
ROCKWOOL A/S Series B	42,366	1,922,512
Commercial Services & Supplies - 0.0%
ISS A/S	66,691	1,672,083
Construction & Engineering - 0.0%
Cadeler A/S (b)	108,191	562,617
Per Aarsleff Holding A/S Series B	8,426	675,206
		1,237,823
Electrical Equipment - 0.1%
NKT A/S (b)	24,391	1,978,599
Vestas Wind Systems A/S	449,567	5,993,721
		7,972,320
Machinery - 0.0%
FLSmidth & Co A/S	19,431	913,602
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	1,170	1,981,666
AP Moller - Maersk A/S Series B	2,158	3,715,831
D/S Norden A/S	10,346	280,750
Dfds A/S (b)	14,846	205,600
		6,183,847
Transportation Infrastructure - 0.0%
Svitzer Group A/S	6,845	286,308
TOTAL INDUSTRIALS		39,308,973

Information Technology - 0.0%
IT Services - 0.0%
Netcompany Group A/S (b)(c)(d)	19,386	867,942
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	156,100	10,094,735
Construction Materials - 0.0%
Cementir Holding NV	29,551	483,406
TOTAL MATERIALS		10,578,141

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	74,916	2,981,132
TOTAL DENMARK		207,062,223
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	750,592	516,835
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	1,078,729	1,718,369
Capital Markets - 0.0%
EFG Holding S.A.E. (b)	732,410	410,801
TOTAL FINANCIALS		2,129,170

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	421,868	430,997
TOTAL EGYPT		3,077,002
FAROE ISLANDS - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Bakkafrost	23,339	1,169,934
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	63,344	3,374,120
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Nokian Renkaat Oyj (e)	57,575	456,893
Broadline Retail - 0.0%
Puuilo Oyj	41,914	595,428
Tokmanni Group Corp	23,137	364,015
		959,443
Leisure Products - 0.0%
Harvia Oyj (d)	8,472	390,139
Textiles, Apparel & Luxury Goods - 0.0%
Marimekko Oyj	18,983	261,929
TOTAL CONSUMER DISCRETIONARY		2,068,404

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	121,683	2,784,541
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	187,386	1,943,817
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp	1,391,340	19,268,600
Insurance - 0.1%
Mandatum Holding Oy	210,168	1,479,484
Sampo Oyj A Shares	1,003,975	10,058,429
Sampo Oyj Series A (Denmark)	60,492	601,890
		12,139,803
TOTAL FINANCIALS		31,408,403

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Revenio Group Oyj	11,446	356,582
Pharmaceuticals - 0.0%
Orion Oyj B Shares	48,918	3,056,234
TOTAL HEALTH CARE		3,412,816

Industrials - 0.2%
Machinery - 0.2%
Hiab Oyj B Shares	17,229	816,237
Kalmar Oyj B Shares	17,546	554,170
Kone Oyj B Shares	149,416	9,224,993
Konecranes Oyj A Shares	30,367	2,022,794
Metso Oyj	278,756	3,018,309
Valmet Oyj	67,482	2,051,837
Wartsila OYJ Abp	224,680	4,138,637
		21,826,977
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	2,367,251	11,834,295
IT Services - 0.0%
TietoEVRY Oyj	51,650	923,315
Software - 0.0%
QT Group Oyj (b)	8,631	559,769
TOTAL INFORMATION TECHNOLOGY		13,317,379

Materials - 0.1%
Chemicals - 0.0%
Kemira Oyj	53,771	1,105,598
Containers & Packaging - 0.0%
Huhtamaki Oyj	43,941	1,613,821
Metsa Board Oyj B Shares	79,907	290,578
		1,904,399
Metals & Mining - 0.0%
Outokumpu Oyj A Shares (e)	181,478	693,651
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	261,826	2,431,942
UPM-Kymmene Oyj	236,158	6,254,905
		8,686,847
TOTAL MATERIALS		12,390,495

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Kojamo Oyj (b)	63,947	742,534
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	199,717	3,336,047
TOTAL FINLAND		96,605,533
FRANCE - 5.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	821,207	11,914,112
Entertainment - 0.0%
Bollore SE	319,872	1,971,276
Ubisoft Entertainment SA (b)(e)	42,333	498,781
Vivendi SE	312,748	968,647
		3,438,704
Media - 0.1%
Canal+ SA	330,080	750,025
IPSOS SA	16,371	771,138
JCDecaux SE (b)	29,989	520,127
Louis Hachette Group	330,526	516,348
Metropole Television SA	19,152	299,410
Publicis Groupe SA	101,752	10,352,958
Television Francaise 1 SA	29,668	282,319
		13,492,325
TOTAL COMMUNICATION SERVICES		28,845,141

Consumer Discretionary - 0.9%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	297,243	10,868,906
Forvia SE	67,821	520,607
Opmobility	29,480	327,786
Valeo SE	98,432	966,557
		12,683,856
Automobiles - 0.0%
Renault SA	85,852	4,535,115
Trigano SA	4,110	485,622
		5,020,737
Hotels, Restaurants & Leisure - 0.0%
Accor SA	87,031	4,254,291
FDJ UNITED (c)(d)	45,917	1,635,417
Sodexo SA	39,350	2,497,813
		8,387,521
Household Durables - 0.0%
SEB SA	11,852	1,110,375
Leisure Products - 0.0%
Beneteau SACA	19,523	177,486
Textiles, Apparel & Luxury Goods - 0.8%
Hermes International SCA	14,020	37,975,194
Kering SA	33,206	6,755,846
LVMH Moet Hennessy Louis Vuitton SE	122,096	67,632,544
		112,363,584
TOTAL CONSUMER DISCRETIONARY		139,743,559

Consumer Staples - 0.6%
Beverages - 0.1%
Pernod Ricard SA	89,718	9,677,879
Remy Cointreau SA	11,833	641,511
		10,319,390
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	243,548	3,756,413
Food Products - 0.2%
Danone SA	286,463	24,649,114
Personal Care Products - 0.3%
Interparfums SA	11,562	455,614
L'Oreal SA (b)	106,580	47,094,020
		47,549,634
TOTAL CONSUMER STAPLES		86,274,551

Energy - 0.4%
Energy Equipment & Services - 0.0%
Technip Energies NV	60,487	2,062,533
Vallourec SACA (b)	73,114	1,350,497
		3,413,030
Oil, Gas & Consumable Fuels - 0.4%
Etablissements Maurel et Prom SA	41,861	215,771
Gaztransport Et Technigaz SA	15,911	2,591,963
TotalEnergies SE	954,836	54,382,856
		57,190,590
TOTAL ENERGY		60,603,620

Financials - 0.8%
Banks - 0.4%
BNP Paribas SA	452,058	38,302,639
Credit Agricole SA	469,094	8,798,603
Societe Generale SA Series A	320,656	16,718,680
		63,819,922
Capital Markets - 0.0%
Amundi SA (c)(d)	27,164	2,134,089
Antin Infrastructure Partners SA	19,440	226,833
		2,360,922
Financial Services - 0.1%
Edenred SE	107,896	3,346,658
Eurazeo SE	19,483	1,416,979
Peugeot Invest SA	3,741	307,678
Pluxee France SA	39,508	885,286
Wendel SE	11,956	1,170,232
Worldline SA/France (b)(c)(d)	94,161	519,484
		7,646,317
Insurance - 0.3%
AXA SA	783,297	37,046,738
Coface SA	51,747	1,055,774
SCOR SE	69,735	2,178,801
		40,281,313
TOTAL FINANCIALS		114,108,474

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
BioMerieux	18,769	2,523,854
EssilorLuxottica SA	132,014	37,791,806
		40,315,660
Health Care Providers & Services - 0.0%
Emeis SA (b)(e)	33,248	425,162
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	12,894	3,011,957
Pharmaceuticals - 0.0%
Ipsen SA	17,270	1,997,517
Virbac SACA	1,985	697,437
		2,694,954
TOTAL HEALTH CARE		46,447,733

Industrials - 1.4%
Aerospace & Defense - 0.8%
Airbus SE	263,608	44,731,785
Dassault Aviation SA	8,799	3,159,839
Exosens SAS (b)	9,664	376,059
LISI SA	9,160	286,921
Safran SA	159,734	42,508,346
Thales SA	41,223	11,547,484
		102,610,434
Air Freight & Logistics - 0.0%
ID Logistics Group SACA (b)	1,572	703,432
Building Products - 0.1%
Cie de Saint-Gobain SA	199,903	21,733,058
Commercial Services & Supplies - 0.0%
Derichebourg SA	52,030	356,894
Elis SA	72,791	1,860,327
Elis SA (United Kingdom)	1,901	48,584
Societe BIC SA	10,656	688,084
SPIE SA	64,490	3,144,395
		6,098,284
Construction & Engineering - 0.4%
Bouygues SA	84,135	3,688,587
Eiffage SA	31,387	4,257,922
Vinci SA	218,882	30,745,757
		38,692,266
Electrical Equipment - 0.1%
Legrand SA	116,959	12,853,774
Mersen SA	11,597	247,514
Nexans SA	15,205	1,657,043
		14,758,331
Machinery - 0.0%
Alstom SA (b)	155,023	3,743,675
Manitou BF SA	5,880	135,222
		3,878,897
Passenger Airlines - 0.0%
Air France-KLM (b)(e)	56,166	487,515
Professional Services - 0.0%
Bureau Veritas SA	141,755	4,477,170
Teleperformance SE	24,100	2,633,520
		7,110,690
Trading Companies & Distributors - 0.0%
Rexel SA	102,595	2,834,722
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	15,548	1,933,968
Getlink SE Series A	132,908	2,511,421
		4,445,389
TOTAL INDUSTRIALS		203,353,018

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
VusionGroup	3,078	615,091
IT Services - 0.1%
Alten SA	13,632	1,142,011
Capgemini SE	68,725	10,972,107
Sopra Steria Group	6,693	1,364,790
Wavestone (e)	4,373	232,588
		13,711,496
Semiconductors & Semiconductor Equipment - 0.0%
SOITEC (b)	12,123	681,321
Software - 0.1%
Dassault Systemes SE	296,984	11,129,810
Planisware SA (b)	11,376	308,006
		11,437,816
Technology Hardware, Storage & Peripherals - 0.0%
Quadient SA	15,894	299,972
TOTAL INFORMATION TECHNOLOGY		26,745,696

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	255,514	52,502,559
Arkema SA	26,189	1,977,386
		54,479,945
Construction Materials - 0.0%
Imerys SA	16,491	547,004
Vicat SACA	8,482	472,755
		1,019,759
Containers & Packaging - 0.0%
Verallia SA (c)(d)	32,970	1,096,598
Metals & Mining - 0.0%
Eramet SA (e)	4,127	227,218
TOTAL MATERIALS		56,823,520

Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	25,572	1,428,184
ICADE	16,353	387,182
		1,815,366
Office REITs - 0.0%
Gecina SA	20,583	2,110,229
Real Estate Management & Development - 0.0%
Nexity SA (b)(e)	18,532	192,830
Residential REITs - 0.0%
Altarea SCA	2,762	318,025
Retail REITs - 0.0%
Carmila SA (b)	29,115	631,953
Klepierre SA	93,489	3,414,507
Mercialys SA (b)	51,461	686,746
Unibail-Rodamco-Westfield unit	53,482	4,514,949
		9,248,155
TOTAL REAL ESTATE		13,684,605

Utilities - 0.2%
Gas Utilities - 0.0%
Rubis SCA	35,001	1,132,429
Multi-Utilities - 0.2%
Engie SA	808,070	16,646,951
Veolia Environnement SA	311,723	11,385,395
		28,032,346
TOTAL UTILITIES		29,164,775

TOTAL FRANCE		805,794,692
GEORGIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Lion Finance Group PLC	15,808	1,264,039
TBC Bank Group PLC	18,905	1,191,709

TOTAL GEORGIA		2,455,748
GERMANY - 5.6%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Deutsche Telekom AG	1,549,734	55,662,610
United Internet AG	36,858	830,499
		56,493,109
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	27,877	3,278,052
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	33,719	3,999,390
Media - 0.0%
ProSiebenSat.1 Media SE (e)	66,743	464,622
Stroeer SE & Co KGaA	15,254	907,226
		1,371,848
Wireless Telecommunication Services - 0.0%
1&1 AG (e)	17,340	307,226
Freenet AG	55,309	2,295,745
		2,602,971
TOTAL COMMUNICATION SERVICES		67,745,370

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Continental AG	49,248	3,818,308
SAF-Holland SE	24,187	436,212
Schaeffler AG	90,075	385,309
		4,639,829
Automobiles - 0.3%
Bayerische Motoren Werke AG	132,919	11,187,893
Mercedes-Benz Group AG	319,620	19,109,691
Volkswagen AG	11,435	1,276,550
		31,574,134
Hotels, Restaurants & Leisure - 0.0%
TUI AG (b)	203,369	1,554,187
Specialty Retail - 0.0%
Auto1 Group SE (b)(c)(d)	58,419	1,393,750
CECONOMY AG (b)	76,218	269,824
Douglas AG (b)	15,899	188,397
Fielmann Group AG	12,234	692,964
Hornbach Holding AG & Co KGaA	5,554	623,522
Zalando SE (b)(c)(d)	100,821	3,651,456
		6,819,913
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	75,977	17,360,429
HUGO BOSS AG (e)	20,910	866,266
Puma SE (e)	47,842	1,235,322
		19,462,017
TOTAL CONSUMER DISCRETIONARY		64,050,080

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
HelloFresh SE (b)(e)	68,936	714,874
Food Products - 0.0%
Suedzucker AG (e)	35,279	474,794
Household Products - 0.0%
Henkel AG & Co KGaA	52,480	3,691,967
Personal Care Products - 0.1%
Beiersdorf AG	43,785	6,150,628
TOTAL CONSUMER STAPLES		11,032,263

Financials - 1.2%
Banks - 0.1%
Commerzbank AG	422,097	11,103,167
Capital Markets - 0.3%
Deutsche Bank AG	823,050	21,426,373
Deutsche Boerse AG	83,449	26,878,414
flatexDEGIRO AG	39,610	1,036,548
Mutares SE & Co KGaA (e)	6,752	244,767
		49,586,102
Financial Services - 0.0%
Deutsche Pfandbriefbank AG (b)(c)(d)(e)	75,759	463,447
GRENKE AG	13,912	211,502
Hypoport SE (b)(e)	1,948	450,186
		1,125,135
Insurance - 0.8%
Allianz SE	170,518	70,522,270
Hannover Rueck SE	26,656	8,527,703
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	59,324	40,613,767
Talanx AG	28,875	3,300,544
		122,964,284
TOTAL FINANCIALS		184,778,688

Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Carl Zeiss Meditec Ag	16,314	1,110,727
Eckert & Ziegler SE	7,320	497,548
Siemens Healthineers AG (c)(d)	124,632	6,718,582
		8,326,857
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	91,496	4,654,911
Fresenius SE & Co KGaA (b)	187,423	8,875,066
		13,529,977
Life Sciences Tools & Services - 0.0%
Evotec SE (b)(e)	64,559	540,387
Gerresheimer AG	15,238	1,025,385
Schott Pharma AG & Co KGaA (e)	17,413	488,226
		2,053,998
Pharmaceuticals - 0.1%
Bayer AG	437,704	11,419,494
Dermapharm Holding SE	8,361	364,663
Merck KGaA	57,174	7,895,410
		19,679,567
TOTAL HEALTH CARE		43,590,399

Industrials - 1.3%
Aerospace & Defense - 0.3%
Hensoldt AG	28,103	2,171,248
Montana Aerospace Ag (b)(c)(d)	14,265	285,179
MTU Aero Engines AG	23,969	8,251,882
Rheinmetall AG	19,367	32,983,021
		43,691,330
Air Freight & Logistics - 0.1%
Deutsche Post AG	425,695	18,189,099
Commercial Services & Supplies - 0.0%
Bilfinger SE	13,337	1,127,118
Cewe Stiftung & Co KGAA	3,114	359,825
		1,486,943
Electrical Equipment - 0.2%
Nordex SE (b)	54,799	1,023,683
PNE AG (e)	17,882	311,967
Siemens Energy AG (b)	284,877	21,987,857
		23,323,507
Ground Transportation - 0.0%
Sixt SE (e)	12,010	1,136,062
Industrial Conglomerates - 0.5%
Siemens AG	337,428	77,696,616
Machinery - 0.2%
Daimler Truck Holding AG	211,222	8,413,185
Deutz AG	74,186	570,643
Duerr AG	24,883	584,916
Gea Group Ag	69,714	4,525,296
JOST Werke SE (c)(d)	6,706	376,426
KION Group AG (e)	32,304	1,362,088
Knorr-Bremse AG	32,706	3,230,847
Krones AG	6,902	1,003,951
Norma Group SE (e)	17,490	217,552
Pfeiffer Vacuum Technology AG	2,099	369,993
Rational AG	2,293	1,954,713
RENK GmbH	27,052	1,620,553
Stabilus SE	12,501	344,130
Vossloh AG	5,689	445,979
Wacker Neuson SE (e)	19,500	521,338
		25,541,610
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	272,815	1,960,351
Trading Companies & Distributors - 0.0%
Brenntag SE (e)	55,073	3,677,986
Transportation Infrastructure - 0.0%
Fraport AG Frankfurt Airport Services Worldwide (b)(e)	16,243	1,071,851
TOTAL INDUSTRIALS		197,775,355

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.0%
Jenoptik AG	23,814	469,951
Softwareone Holding AG (b)	53,123	366,876
		836,827
IT Services - 0.0%
Bechtle AG (e)	37,775	1,600,474
CANCOM SE	14,411	439,972
GFT Technologies SE (e)	10,215	286,987
IONOS Group SE (b)	19,471	646,292
Nagarro SE	3,406	241,155
		3,214,880
Semiconductors & Semiconductor Equipment - 0.1%
AIXTRON SE (e)	53,149	711,379
Elmos Semiconductor SE (e)	3,529	237,871
Infineon Technologies AG	580,981	19,243,852
Siltronic AG (e)	8,696	350,705
SUSS MicroTec SE	8,607	326,250
		20,870,057
Software - 1.0%
Atoss Software SE	4,530	678,425
Nemetschek SE	26,197	3,451,467
Northern Data AG (b)(e)	6,380	177,798
SAP SE	463,744	135,686,226
TeamViewer SE (b)(c)(d)	66,268	1,011,216
		141,005,132
TOTAL INFORMATION TECHNOLOGY		165,926,896

Materials - 0.4%
Chemicals - 0.3%
BASF SE (b)	396,465	20,247,262
Covestro AG	78,528	5,284,250
Evonik Industries AG	115,636	2,587,215
K+S AG (e)	76,171	1,322,831
LANXESS AG (e)	38,827	1,153,291
Symrise AG	59,118	6,818,165
Wacker Chemie AG	8,248	616,687
		38,029,701
Construction Materials - 0.1%
Heidelberg Materials AG	60,911	12,023,777
Metals & Mining - 0.0%
Aurubis AG (e)	14,376	1,246,682
Salzgitter AG	12,778	314,409
thyssenkrupp AG	223,806	2,566,665
		4,127,756
TOTAL MATERIALS		54,181,234

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA (b)	356,209	1,058,059
Grand City Properties SA (b)	35,232	419,082
LEG Immobilien SE	33,547	2,833,177
Sirius Real Estate Ltd	700,901	863,567
TAG Immobilien AG (b)	80,364	1,301,877
Vonovia SE	329,499	10,929,511
		17,405,273
Retail REITs - 0.0%
Hamborner REIT AG (b)	50,824	359,850
TOTAL REAL ESTATE		17,765,123

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	280,851	10,906,605
Multi-Utilities - 0.1%
E.ON SE	994,914	17,400,633
TOTAL UTILITIES		28,307,238

TOTAL GERMANY		835,152,646
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A (e)	30,174	316,224
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	77,874	1,475,031
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	80,680	1,788,666
Specialty Retail - 0.0%
FF Group (b)(f)	881	0
JUMBO SA	51,585	1,624,578
		1,624,578
TOTAL CONSUMER DISCRETIONARY		3,413,244

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HELLENiQ ENERGY Holdings S.A.	44,278	382,473
Motor Oil Hellas Corinth Refineries SA	30,093	726,135
		1,108,608
Financials - 0.2%
Banks - 0.2%
Alpha Services and Holdings SA	1,003,976	2,447,925
Eurobank Ergasias Services and Holdings SA	1,142,151	3,241,453
National Bank of Greece SA	384,329	4,046,488
Optima bank SA	35,156	637,224
Piraeus Financial Holdings SA	466,756	2,621,317
		12,994,407
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	30,906	640,017
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	48,284	2,275,459
Passenger Airlines - 0.0%
Aegean Airlines SA	25,643	342,786
Transportation Infrastructure - 0.0%
Athens International Airport SA	27,114	280,745
TOTAL INDUSTRIALS		3,539,007

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LAMDA Development SA (b)	39,821	298,636
Utilities - 0.0%
Electric Utilities - 0.0%
Holding Co ADMIE IPTO SA	61,083	199,289
Public Power Corp SA	88,053	1,313,719
		1,513,008
TOTAL GREECE		24,341,941
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	48,121	1,662,099
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKBN Ltd	549,000	358,893
HKT Trust & HKT Ltd unit	1,666,622	2,372,416
PCCW Ltd	2,003,545	1,335,593
		4,066,902
Entertainment - 0.0%
Alibaba Pictures Group Ltd (b)(e)	5,615,050	369,240
SMI Holdings Group Ltd (b)(f)	7,200	0
		369,240
TOTAL COMMUNICATION SERVICES		4,436,142

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Johnson Electric Holdings Ltd	187,929	343,117
Automobiles - 0.0%
Polestar Automotive Holding UK PLC Class A ADR (b)(e)	197,652	205,557
Hotels, Restaurants & Leisure - 0.0%
Cafe de Coral Holdings Ltd	271,968	250,030
Melco International Development Ltd (b)(e)	394,053	164,621
Melco Resorts & Entertainment Ltd ADR (b)	95,042	489,466
Super Hi International Holding Ltd (b)	115,000	249,407
		1,153,524
Household Durables - 0.0%
Man Wah Holdings Ltd	745,507	396,035
Skyworth Group Ltd (e)	765,836	294,264
		690,299
Specialty Retail - 0.0%
Luk Fook Holdings International Ltd	198,685	433,461
Textiles, Apparel & Luxury Goods - 0.0%
Stella International Holdings Ltd	274,243	491,513
Yue Yuen Industrial Holdings Ltd	368,119	528,759
		1,020,272
TOTAL CONSUMER DISCRETIONARY		3,846,230

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
DFI Retail Group Holdings Ltd	175,600	443,239
Food Products - 0.0%
Vitasoy International Holdings Ltd	334,225	430,947
WH Group Ltd (c)(d)	3,771,066	3,374,491
		3,805,438
TOTAL CONSUMER STAPLES		4,248,677

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Brightoil Petroleum Holdings Ltd (b)(f)	26,000	0
Financials - 0.6%
Banks - 0.0%
Bank of East Asia Ltd/The	452,846	623,600
Dah Sing Financial Holdings Ltd	103,108	376,239
Hang Seng Bank Ltd	334,051	4,664,723
		5,664,562
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	25,249	2,330,735
Hong Kong Exchanges & Clearing Ltd	535,620	23,401,076
		25,731,811
Insurance - 0.4%
AIA Group Ltd	4,792,816	35,912,169
Prudential PLC (e)	1,176,612	12,510,655
Prudential PLC rights (b)(g)	1,161,749	195,515
		48,618,339
TOTAL FINANCIALS		80,014,712

Health Care - 0.0%
Pharmaceuticals - 0.0%
Grand Pharmaceutical Group Ltd	678,539	521,442
Sino Biopharmaceutical Ltd	4,771,352	2,405,486
SSY Group Ltd	814,300	309,735
United Laboratories International Holdings Ltd/The	463,961	831,536
		4,068,199
Industrials - 0.1%
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (b)	1,091,600	850,129
Construction & Engineering - 0.0%
Envision Greenwise Holdings Ltd (b)(d)(e)	293,000	311,678
Ground Transportation - 0.0%
MTR Corp Ltd	687,608	2,376,076
Industrial Conglomerates - 0.0%
CTF Services Ltd	480,402	454,658
Jardine Matheson Holdings Ltd (Singapore)	70,615	3,137,784
Swire Pacific Ltd A Shares	178,658	1,545,716
		5,138,158
Machinery - 0.1%
Techtronic Industries Co Ltd	610,754	6,146,621
Marine Transportation - 0.0%
Orient Overseas International Ltd	61,245	856,811
Pacific Basin Shipping Ltd	2,491,102	558,889
		1,415,700
Transportation Infrastructure - 0.0%
Hutchison Port Holdings Trust	2,309,046	343,752
TOTAL INDUSTRIALS		16,582,114

Information Technology - 0.0%
Communications Equipment - 0.0%
VTech Holdings Ltd	84,273	567,210
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (b)(e)	123,314	353,775
Kingboard Laminates Holdings Ltd	464,699	485,934
MH Development Ltd (b)(f)	74,000	0
PAX Global Technology Ltd	411,225	247,617
Wasion Holdings Ltd	261,880	271,146
		1,358,472
IT Services - 0.0%
SUNeVision Holdings Ltd	315,000	261,972
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	142,898	961,792
TOTAL INFORMATION TECHNOLOGY		3,149,446

Materials - 0.0%
Paper & Forest Products - 0.0%
Nine Dragons Paper Holdings Ltd (b)(e)	1,112,508	410,254
Real Estate - 0.3%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	833,035	3,410,292
Hang Lung Group Ltd	438,000	629,135
Hang Lung Properties Ltd	855,400	702,576
Henderson Land Development Co Ltd	648,886	1,840,202
Hongkong Land Holdings Ltd (Singapore)	492,784	2,411,686
Hysan Development Co Ltd	323,691	528,383
Kerry Properties Ltd	281,616	661,592
New World Development Co Ltd (b)(e)	665,715	408,583
Sino Land Co Ltd	1,745,554	1,796,060
Sun Hung Kai Properties Ltd	630,236	5,978,679
Wharf Real Estate Investment Co Ltd	738,238	1,770,492
		20,137,680
Retail REITs - 0.1%
Fortune Real Estate Investment Trust	804,863	450,398
Link REIT	1,134,304	5,316,410
		5,766,808
TOTAL REAL ESTATE		25,904,488

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	276,243	1,862,848
CLP Holdings Ltd	718,343	6,125,054
Power Assets Holdings Ltd	611,665	4,049,848
		12,037,750
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	4,876,943	4,395,512
Independent Power and Renewable Electricity Producers - 0.0%
Concord New Energy Group Ltd	3,296,564	199,776
TOTAL UTILITIES		16,633,038

TOTAL HONG KONG		159,293,300
HUNGARY - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Magyar Telekom Telecommunications PLC (b)	165,317	781,672
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	186,056	1,570,802
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	99,623	7,333,636
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	63,833	1,931,094
TOTAL HUNGARY		11,617,204
INDIA - 5.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
HFCL Ltd	437,417	410,672
Indus Towers Ltd (b)	534,445	2,572,068
Railtel Corp of India Ltd	60,631	212,092
Tata Communications Ltd	53,950	1,014,297
		4,209,129
Entertainment - 0.0%
PVR Inox Ltd (b)	37,760	420,478
Saregama India Ltd	39,276	243,610
		664,088
Interactive Media & Services - 0.0%
Info Edge India Ltd	32,444	2,710,236
Media - 0.0%
Affle India Ltd (b)	31,767	594,916
Sun TV Network Ltd	52,128	382,048
Zee Entertainment Enterprises Ltd	356,369	447,515
		1,424,479
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	1,138,106	25,070,577
Vodafone Idea Ltd (b)	11,079,850	930,646
		26,001,223
TOTAL COMMUNICATION SERVICES		35,009,155

Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Apollo Tyres Ltd	150,335	838,860
Asahi India Glass Ltd	49,672	430,697
Balkrishna Industries Ltd	35,903	1,133,692
Bharat Forge Ltd	122,171	1,598,186
Bosch Ltd	3,327	1,157,023
Ceat Ltd	11,122	438,113
CIE Automotive India Ltd	80,408	385,806
Endurance Technologies Ltd (c)(d)	18,704	414,918
Exide Industries Ltd	218,561	906,421
JK Tyre & Industries Ltd	83,197	304,969
Minda Corp Ltd	53,930	309,815
Motherson Sumi Wiring India Ltd	1,014,872	668,171
MRF Ltd	1,079	1,714,795
Samvardhana Motherson International Ltd	1,438,140	2,267,527
Sansera Engineering Ltd (c)(d)	31,465	402,913
Sona Blw Precision Forgings Ltd (c)(d)	198,649	1,129,295
Sundram Fasteners Ltd	53,057	575,319
Tube Investments of India Ltd	48,268	1,652,866
TVS Holdings Ltd	2,890	310,961
UNO Minda Ltd	91,924	972,521
ZF Commercial Vehicle Control Systems India Ltd	3,641	539,652
		18,152,520
Automobiles - 0.4%
Bajaj Auto Ltd	29,818	2,829,078
Eicher Motors Ltd	61,404	4,038,057
Hero MotoCorp Ltd	54,669	2,473,573
Hyundai Motor India Ltd	73,685	1,485,158
Mahindra & Mahindra Ltd	414,884	14,355,077
Maruti Suzuki India Ltd	55,576	8,045,019
Ola Electric Mobility Ltd (b)	420,028	241,956
Tata Motors Ltd	899,558	6,845,964
TVS Motor Co Ltd	107,295	3,386,096
		43,699,978
Hotels, Restaurants & Leisure - 0.1%
Chalet Hotels Ltd (b)	42,867	400,864
Devyani International Ltd (b)	198,190	420,582
EIH Ltd	114,442	500,946
Eternal Ltd (b)	3,227,272	8,821,019
Indian Hotels Co Ltd/The	384,367	3,571,518
ITC Hotels Ltd	305,638	705,248
Jubilant Foodworks Ltd	169,734	1,433,298
Lemon Tree Hotels Ltd (b)(c)(d)	239,626	388,659
Restaurant Brands Asia Ltd (b)	340,605	326,043
Sapphire Foods India Ltd (b)	119,415	446,803
Westlife Foodworld Ltd (b)	33,371	263,838
		17,278,818
Household Durables - 0.0%
Amber Enterprises India Ltd (b)	9,308	678,472
Bajaj Electricals Ltd	30,049	193,248
Cello World Ltd	35,784	231,440
Crompton Greaves Consumer Electricals Ltd	308,360	1,229,902
Dixon Technologies India Ltd (d)	16,356	3,184,202
Sheela Foam Ltd (b)	27,922	212,221
TTK Prestige Ltd	26,531	190,120
Whirlpool of India Ltd	32,397	481,762
		6,401,367
Specialty Retail - 0.0%
Aditya Birla Fashion and Retail Ltd (b)	189,118	588,472
Cartrade Tech Ltd (b)	19,813	399,206
Trent Ltd	80,878	4,936,898
		5,924,576
Textiles, Apparel & Luxury Goods - 0.1%
Arvind Ltd	77,729	334,339
Bata India Ltd	28,025	400,038
Gokaldas Exports Ltd (b)	32,074	321,142
Kalyan Jewellers India Ltd	190,456	1,161,654
KPR Mill Ltd	50,056	590,633
Page Industries Ltd	2,912	1,567,819
Relaxo Footwears Ltd	57,233	276,781
Safari Industries India Ltd	14,009	331,640
Siemens Energy India Ltd (f)	39,775	1,165,132
Titan Co Ltd	158,119	6,308,602
Trident Ltd/India	893,707	280,284
Vardhman Textiles Ltd	61,065	327,225
Vedant Fashions Ltd	32,712	301,301
		13,366,590
TOTAL CONSUMER DISCRETIONARY		104,823,849

Consumer Staples - 0.3%
Beverages - 0.0%
Radico Khaitan Ltd	33,875	982,459
United Spirits Ltd	132,008	2,437,768
Varun Beverages Ltd	606,273	3,737,982
		7,158,209
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (b)(c)(d)	72,482	3,589,406
Medplus Health Services Ltd (b)	42,801	408,301
		3,997,707
Food Products - 0.1%
Balrampur Chini Mills Ltd	70,224	457,372
Bikaji Foods International Ltd	34,343	283,868
Bombay Burmah Trading Co	10,696	235,583
Britannia Industries Ltd	48,586	3,123,676
CCL Products India Ltd	42,094	294,268
LT Foods Ltd	72,743	298,247
Marico Ltd	236,732	1,987,595
Mrs Bectors Food Specialities Ltd (d)	18,802	331,220
Nestle India Ltd	149,853	4,229,779
Tata Consumer Products Ltd	266,779	3,676,142
		14,917,750
Household Products - 0.0%
Jyothy Laboratories Ltd	74,599	328,757
Personal Care Products - 0.2%
Colgate-Palmolive India Ltd	60,696	1,857,441
Dabur India Ltd	235,572	1,358,570
Emami Ltd	100,549	741,234
Gillette India Ltd	3,474	329,619
Godrej Consumer Products Ltd	185,237	2,758,941
Hindustan Unilever Ltd	363,902	10,089,288
		17,135,093
Tobacco - 0.0%
Godfrey Phillips India Ltd	5,562	532,480
ITC Ltd	1,324,446	6,659,538
		7,192,018
TOTAL CONSUMER STAPLES		50,729,534

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Aegis Logistics Ltd	64,237	595,737
Bharat Petroleum Corp Ltd	688,108	2,518,339
Coal India Ltd	827,814	3,766,638
Great Eastern Shipping Co Ltd/The	48,887	502,388
Hindustan Petroleum Corp Ltd	435,505	1,946,415
Indian Oil Corp Ltd	1,273,609	2,073,641
Oil & Natural Gas Corp Ltd	1,411,021	4,077,368
Oil India Ltd	222,181	1,078,272
Petronet LNG Ltd	361,447	1,340,094
Reliance Industries Ltd	2,699,169	44,757,085
		62,655,977
Financials - 1.7%
Banks - 1.1%
AU Small Finance Bank Ltd (c)(d)	169,738	1,360,917
Axis Bank Ltd	1,014,969	14,217,773
Bandhan Bank Ltd (c)(d)	390,182	763,439
Bank of Baroda	471,344	1,392,843
Canara Bank	864,645	995,383
City Union Bank Ltd	192,548	402,951
Equitas Small Finance Bank Ltd (c)(d)	328,853	260,214
Federal Bank Ltd	837,770	1,947,702
HDFC Bank Ltd	2,512,173	56,983,987
ICICI Bank Ltd	2,335,250	39,200,635
IDFC First Bank Ltd (b)	1,653,542	1,270,742
IndusInd Bank Ltd	259,230	2,571,081
Jammu & Kashmir Bank Ltd/The	251,354	281,385
Karnataka Bank Ltd/The	122,457	283,983
Karur Vysya Bank Ltd/The	205,212	529,795
Kotak Mahindra Bank Ltd	486,577	12,699,843
Punjab National Bank	1,054,829	1,249,026
RBL Bank Ltd (c)(d)	213,074	504,637
South Indian Bank Ltd/The	914,641	275,697
State Bank of India	786,693	7,337,437
Tamilnad Mercantile Bank Ltd	54,007	279,533
Ujjivan Small Finance Bank Ltd (c)(d)	666,633	336,541
Union Bank of India Ltd	709,212	1,054,720
Yes Bank Ltd (b)	6,649,326	1,393,736
		147,594,000
Capital Markets - 0.1%
360 ONE WAM Ltd	88,764	1,032,528
Anand Rathi Wealth Ltd	18,046	364,094
Angel One Ltd	21,445	588,769
BSE Ltd	29,465	2,225,374
Central Depository Services India Ltd (d)	49,507	772,988
CRISIL Ltd	8,672	456,440
Edelweiss Financial Services Ltd	275,751	256,993
HDFC Asset Management Co Ltd (c)(d)	44,925	2,324,978
ICICI Securities Ltd (b)(c)(d)	40,931	462,582
Indian Energy Exchange Ltd (c)(d)	227,058	510,273
JM Financial Ltd	224,904	269,716
Kfin Technologies Ltd	40,703	577,770
Motilal Oswal Financial Services Ltd	72,031	557,278
Multi Commodity Exchange of India Ltd	12,061	874,813
Nippon Life India Asset Management Ltd (c)(d)	79,250	597,686
Nuvama Wealth Management Ltd	5,504	398,396
Tata Investment Corp Ltd	6,104	429,796
UTI Asset Management Co Ltd	26,813	322,603
		13,023,077
Consumer Finance - 0.2%
Bajaj Finance Ltd	123,721	12,606,944
Cholamandalam Financial Holdings Ltd	42,838	946,603
Cholamandalam Investment and Finance Co Ltd	186,778	3,299,130
CreditAccess Grameen Ltd	26,485	340,923
Five-Star Business Finance Ltd (b)	82,206	686,492
Mahindra & Mahindra Financial Services Ltd	240,850	746,045
Manappuram Finance Ltd	246,610	672,848
Muthoot Finance Ltd	54,554	1,402,518
Poonawalla Fincorp Ltd (b)	117,354	522,511
SBI Cards & Payment Services Ltd	128,908	1,331,773
Shriram Finance Ltd	631,638	4,571,088
Sundaram Finance Ltd	29,801	1,856,802
		28,983,677
Financial Services - 0.2%
Aadhar Housing Finance Ltd (b)	57,216	316,236
Aavas Financiers Ltd (b)	30,349	697,500
Aptus Value Housing Finance India Ltd	111,329	419,642
Bajaj Finserv Ltd	171,001	3,944,389
Bajaj Holdings & Investment Ltd	11,883	1,687,113
Can Fin Homes Ltd	53,419	450,449
Home First Finance Co India Ltd (c)(d)	33,024	480,277
IFCI Ltd (b)	412,637	207,389
IIFL Finance Ltd (b)	128,025	543,084
Jio Financial Services Ltd (b)	1,274,743	3,931,721
JSW Holdings Ltd/India (b)	1,548	430,426
L&T Finance Ltd	371,419	721,531
LIC Housing Finance Ltd	155,938	1,110,205
One 97 Communications Ltd (b)	129,810	1,318,027
Piramal Enterprises Ltd	52,545	601,069
PNB Housing Finance Ltd (b)(c)(d)	76,582	917,233
Power Finance Corp Ltd	664,643	3,210,763
REC Ltd	594,893	2,965,451
Sammaan Capital Ltd	270,354	385,680
		24,338,185
Insurance - 0.1%
Go Digit General Insurance Ltd (b)	113,028	382,119
HDFC Life Insurance Co Ltd (c)(d)	433,198	3,803,461
ICICI Lombard General Insurance Co Ltd (c)(d)	109,742	2,434,936
ICICI Prudential Life Insurance Co Ltd (c)(d)	163,029	1,182,510
Max Financial Services Ltd (b)	120,015	1,849,118
PB Fintech Ltd (b)	156,074	2,994,800
SBI Life Insurance Co Ltd (c)(d)	201,956	4,217,997
Star Health & Allied Insurance Co Ltd (b)	113,062	522,755
		17,387,696
TOTAL FINANCIALS		231,326,635

Health Care - 0.4%
Biotechnology - 0.0%
Biocon Ltd	199,995	761,086
Health Care Equipment & Supplies - 0.0%
Poly Medicure Ltd	17,263	525,388
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd	44,929	3,708,523
Aster DM Healthcare Ltd (c)(d)	105,565	629,776
Dr Lal PathLabs Ltd (c)(d)	17,539	574,803
Fortis Healthcare Ltd	225,181	1,823,570
Global Health Ltd/India (b)	37,614	531,878
Krishna Institute of Medical Sciences Ltd (b)(c)(d)	113,916	884,338
Max Healthcare Institute Ltd	348,883	4,520,358
Metropolis Healthcare Ltd (b)(c)(d)	13,982	281,449
Narayana Hrudayalaya Ltd (d)	32,679	678,890
Rainbow Children's Medicare Ltd	24,398	398,291
Vijaya Diagnostic Centre Ltd	24,547	290,808
		14,322,684
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	53,762	3,875,478
Onesource Specialty Pharma Ltd	18,064	346,699
Syngene International Ltd (c)(d)	86,798	650,491
		4,872,668
Pharmaceuticals - 0.3%
Ajanta Pharma Ltd	20,346	650,726
Alembic Pharmaceuticals Ltd	29,265	302,839
Alkem Laboratories Ltd	20,008	1,210,474
AMI Organics Ltd	24,658	330,026
Aurobindo Pharma Ltd (b)	123,636	1,799,697
Cipla Ltd/India	236,103	4,326,784
Concord Biotech Ltd	13,575	243,053
Dr Reddy's Laboratories Ltd	262,079	3,673,854
Eris Lifesciences Ltd (c)(d)	25,271	428,066
Gland Pharma Ltd (c)(d)	18,853	312,172
GlaxoSmithKline Pharmaceuticals Ltd	19,559	685,639
Glenmark Pharmaceuticals Ltd	70,436	1,150,295
Granules India Ltd	79,230	427,122
Ipca Laboratories Ltd	67,866	1,123,744
JB Chemicals & Pharmaceuticals Ltd	33,406	635,693
Jubilant Pharmova Ltd	37,158	393,866
Laurus Labs Ltd (c)(d)	161,626	1,155,776
Lupin Ltd	104,288	2,589,823
Mankind Pharma Ltd (b)	55,653	1,620,113
Marksans Pharma Ltd	115,125	298,596
Natco Pharma Ltd	39,322	395,352
Neuland Laboratories Ltd	3,804	538,676
Piramal Pharma Ltd	287,477	717,380
Procter & Gamble Health Ltd	4,934	296,680
Sanofi Consumer Healthcare India Ltd	5,045	293,889
Sanofi India Ltd	5,264	369,536
Strides Pharma Science Ltd	34,400	264,607
Sun Pharmaceutical Industries Ltd	427,178	9,252,305
Suven Pharmaceuticals Ltd (b)	51,917	699,341
Torrent Pharmaceuticals Ltd	53,838	2,114,426
Wockhardt Ltd (b)	35,103	538,851
Zydus Lifesciences Ltd	116,552	1,225,423
		40,064,824
TOTAL HEALTH CARE		60,546,650

Industrials - 0.6%
Aerospace & Defense - 0.1%
Bharat Dynamics Ltd (d)	43,183	781,307
Bharat Electronics Ltd	1,635,722	6,075,857
Data Patterns India Pvt Ltd	13,124	384,852
Garden Reach Shipbuilders & Engineers Ltd	14,709	333,607
Hindustan Aeronautics Ltd (d)	89,994	4,765,777
Zen Technologies Ltd	22,072	369,801
		12,711,201
Air Freight & Logistics - 0.0%
Blue Dart Express Ltd	3,211	235,685
Delhivery Ltd (b)	255,728	922,941
Gateway Distriparks Ltd	339,398	239,981
		1,398,607
Building Products - 0.0%
Astral Ltd	63,361	1,007,035
Blue Star Ltd	61,316	1,237,547
Cera Sanitaryware Ltd	4,715	298,048
Electrosteel Castings Ltd	168,433	193,042
Kajaria Ceramics Ltd	45,461	431,187
		3,166,859
Commercial Services & Supplies - 0.0%
Bluspring Enterprises Ltd (f)	34,126	64,723
CMS Info Systems Ltd	78,521	408,674
Doms Industries Ltd	9,320	301,719
Indian Railway Catering & Tourism Corp Ltd	121,982	1,084,441
ION Exchange India Ltd	56,497	333,197
		2,192,754
Construction & Engineering - 0.2%
Engineers India Ltd	149,013	315,371
G R Infraprojects Ltd	22,051	270,794
Hindustan Construction Co Ltd (b)	880,719	267,904
IRB Infrastructure Developers Ltd	950,682	513,002
IRCON International Ltd (c)(d)	174,298	314,614
ITD Cementation India Ltd	45,024	258,759
Kalpataru Projects International Ltd	61,877	711,037
KEC International Ltd	64,953	536,847
KNR Constructions Ltd	94,156	243,369
Larsen & Toubro Ltd	299,181	11,826,303
Man Infraconstruction Ltd	93,953	170,628
NBCC India Ltd	492,273	553,800
NCC Ltd/India	218,142	545,081
PNC Infratech Ltd (d)	62,356	195,649
Power Mech Projects Ltd	10,585	329,428
Praj Industries Ltd	61,756	335,479
Rail Vikas Nigam Ltd (d)	237,680	985,228
Techno Electric & Engineering Co Ltd	28,948	363,941
Voltas Ltd	103,839	1,519,886
		20,257,120
Electrical Equipment - 0.2%
ABB India Ltd	23,928	1,561,096
Amara Raja Energy & Mobility Ltd	58,633	674,534
Bharat Heavy Electricals Ltd	488,341	1,307,602
CG Power & Industrial Solutions Ltd	275,571	2,039,518
Elecon Engineering Co Ltd	49,685	320,109
Finolex Cables Ltd	36,089	369,272
GE Vernova T&D India Ltd	49,151	908,638
Havells India Ltd	115,238	2,179,168
HBL Engineering Ltd	62,487	356,330
Inox Wind Ltd	274,003	547,450
KEI Industries Ltd	28,358	1,026,446
Olectra Greentech Ltd	23,933	328,945
Polycab India Ltd	23,940	1,560,084
RR Kabel Ltd	18,134	224,073
Schneider Electric Infrastructure Ltd (b)	28,300	192,760
Suzlon Energy Ltd (b)	4,323,647	2,879,096
TD Power Systems Ltd	67,413	344,566
Transformers & Rectifiers India Ltd	54,625	320,294
Triveni Turbine Ltd	65,160	400,367
V-Guard Industries Ltd	103,505	441,490
Voltamp Transformers Ltd	3,127	270,120
		18,251,958
Ground Transportation - 0.0%
Container Corp Of India Ltd	125,205	998,673
Industrial Conglomerates - 0.0%
3M India Ltd	1,412	503,877
Apar Industries Ltd	8,370	555,503
Godrej Industries Ltd (b)	31,554	403,375
Nava Ltd	63,709	342,485
Siemens Ltd	39,775	1,362,256
		3,167,496
Machinery - 0.1%
Action Construction Equipment Ltd	21,944	303,876
AIA Engineering Ltd	19,945	753,604
Ashok Leyland Ltd	666,060	1,775,766
BEML Ltd	9,133	341,803
Craftsman Automation Ltd	5,844	318,069
Cummins India Ltd	63,485	2,176,787
Elgi Equipments Ltd	87,884	463,568
Force Motors Ltd	2,387	251,909
GMM Pfaudler Ltd	19,991	242,567
Grindwell Norton Ltd	22,687	452,903
Jupiter Wagons Ltd	68,901	287,546
Jyoti CNC Automation Ltd (b)(d)	31,704	403,613
Kirloskar Brothers Ltd	11,882	241,054
Kirloskar Oil Engines Ltd	39,520	347,468
Kirloskar Pneumatic Co Ltd	18,557	247,595
KSB Ltd	38,983	338,032
Lloyds Engineering Works Ltd	340,832	219,382
Lloyds Engineering Works Ltd rights 5/30/2025 (b)	90,220	23,942
LMW Ltd	2,247	433,202
Shakti Pumps India Ltd	24,367	242,597
SKF India Ltd	12,341	566,639
Thermax Limited	19,235	748,233
Timken India Ltd	18,242	529,011
Titagarh Rail System Ltd	41,850	370,035
Vesuvius India Ltd	4,724	259,465
		12,338,666
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (b)(c)(d)	84,774	5,275,218
Professional Services - 0.0%
BLS International Services Ltd	59,578	249,998
Computer Age Management Services Ltd	21,425	986,606
eClerx Services Ltd	11,135	329,925
Firstsource Solutions Ltd	146,088	585,863
Quess Corp Ltd (c)(d)	34,126	133,165
TeamLease Services Ltd (b)	10,162	227,010
		2,512,567
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	71,805	1,952,884
IndiaMart InterMesh Ltd (c)(d)	14,972	409,052
		2,361,936
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	238,254	3,423,037
GMR Airports Ltd (b)	1,225,972	1,262,137
Gujarat Pipavav Port Ltd	190,569	299,686
		4,984,860
TOTAL INDUSTRIALS		89,617,915

Information Technology - 0.5%
Communications Equipment - 0.0%
Astra Microwave Products Ltd	34,941	342,430
Tejas Networks Ltd (b)(c)(d)	35,193	292,328
		634,758
Electronic Equipment, Instruments & Components - 0.0%
Kaynes Technology India Ltd (b)	11,820	807,159
PG Electroplast Ltd	65,542	655,879
Redington Ltd	274,037	795,649
		2,258,687
IT Services - 0.5%
Coforge Ltd	28,655	2,487,859
Cyient Ltd	39,758	558,880
Digitide Solutions Ltd (f)	34,126	64,723
Happiest Minds Technologies Ltd	42,501	287,146
HCL Technologies Ltd	421,180	7,801,416
Infosys Ltd	1,474,973	26,039,109
LTIMindtree Ltd (c)(d)	33,780	1,830,738
Mastek Ltd	8,673	214,257
Mphasis Ltd	49,131	1,432,960
Persistent Systems Ltd	49,299	3,098,413
Protean eGov Technologies Ltd	17,145	265,390
Sonata Software Ltd	85,031	424,050
Tata Consultancy Services Ltd	399,997	16,305,694
Tech Mahindra Ltd	240,892	4,278,826
Wipro Ltd	1,169,850	3,336,667
Zensar Technologies Ltd	57,576	491,862
		68,917,990
Software - 0.0%
Birlasoft Ltd	89,461	413,807
Intellect Design Arena Ltd	43,705	407,353
KPIT Technologies Ltd	74,546	1,108,768
Newgen Software Technologies Ltd	30,362	354,415
Oracle Financial Services Software Ltd	10,092	1,041,429
Route Mobile Ltd	21,615	243,351
Tanla Platforms Ltd	43,745	245,187
Tata Elxsi Ltd	16,269	1,109,976
		4,924,286
TOTAL INFORMATION TECHNOLOGY		76,735,721

Materials - 0.5%
Chemicals - 0.2%
Aarti Industries Ltd	94,023	468,458
Asian Paints Ltd	169,580	4,863,658
Atul Ltd	7,750	619,351
BASF India Ltd	5,129	266,559
Bayer CropScience Ltd/India	6,777	375,168
Carborundum Universal Ltd	58,056	700,796
Castrol India Ltd	193,679	452,458
Chambal Fertilisers and Chemicals Ltd	83,955	687,410
Chemplast Sanmar Ltd (b)	63,731	308,368
Coromandel International Ltd	56,081	1,470,038
Deepak Fertilisers & Petrochemicals Corp Ltd	31,723	479,807
Deepak Nitrite Ltd	27,300	624,163
Eid Parry (India) Ltd (b)	52,304	505,509
Fine Organic Industries Ltd	5,646	272,244
Finolex Industries Ltd	145,246	299,245
Garware Hi-Tech Films Ltd	4,318	162,712
GHCL Ltd	38,599	265,281
Gujarat Fluorochemicals Ltd	13,340	613,392
Gujarat Narmada Valley Fertilizers & Chemicals Ltd	47,615	273,644
Gujarat State Fertilizers & Chemicals Ltd	152,728	336,414
Himadri Speciality Chemical Ltd	86,535	448,279
Jubilant Ingrevia Ltd	36,518	278,245
Kansai Nerolac Paints Ltd	127,745	388,309
Navin Fluorine International Ltd	14,811	792,001
PCBL CHEMICAL Ltd	85,992	365,501
PI Industries Ltd	35,052	1,507,859
Pidilite Industries Ltd	67,919	2,438,381
Solar Industries India Ltd	12,425	1,932,581
SRF Ltd	60,234	2,143,692
Sumitomo Chemical India Ltd	62,915	378,665
Supreme Industries Ltd	29,705	1,242,550
Supreme Petrochem Ltd	41,834	321,323
Tata Chemicals Ltd	71,250	703,791
UPL Ltd	208,611	1,652,187
UPL Ltd	27,339	146,735
Vinati Organics Ltd	15,985	307,136
		29,091,910
Construction Materials - 0.1%
Ambuja Cements Ltd	279,068	1,776,760
Birla Corp Ltd	20,109	251,797
Grasim Industries Ltd	118,221	3,831,143
India Cements Ltd/The (b)	73,203	266,056
JK Cement Ltd	17,170	1,033,953
JK Lakshmi Cement Ltd	35,245	323,640
Nuvoco Vistas Corp Ltd (b)	86,489	326,823
Ramco Cements Ltd/The	56,510	629,182
Rhi Magnesita India Ltd	49,262	256,802
Shree Cement Ltd	4,170	1,464,025
UltraTech Cement Ltd	51,541	7,092,848
		17,253,029
Containers & Packaging - 0.0%
Time Technoplast Ltd	60,027	239,478
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	84,264	1,608,550
Godawari Power and Ispat Ltd	129,690	278,987
Gravita India Ltd	15,844	329,384
Hindalco Industries Ltd	600,253	4,430,428
Hindustan Copper Ltd	161,638	407,640
Jindal Saw Ltd	112,509	330,596
Jindal Stainless Ltd	149,801	1,034,328
Jindal Steel & Power Ltd	182,572	1,937,090
JSW Steel Ltd	269,008	3,282,067
National Aluminium Co Ltd	387,925	718,243
NMDC Ltd	1,423,921	1,090,902
NMDC Steel Ltd (b)	635,205	265,459
PTC Industries Ltd (b)	1,968	298,986
Ramkrishna Forgings Ltd	42,811	301,304
Ratnamani Metals & Tubes Ltd	14,342	455,922
Sarda Energy & Minerals Ltd	43,795	234,713
Shyam Metalics & Energy Ltd	30,415	309,371
Tata Steel Ltd	3,336,855	5,546,597
Usha Martin Ltd	70,071	239,361
Vedanta Ltd	609,920	3,024,469
Welspun Corp Ltd	45,418	412,950
		26,537,347
Paper & Forest Products - 0.0%
Aditya Birla Real Estate Ltd	25,507	579,488
Century Plyboards India Ltd	31,362	259,211
		838,699
TOTAL MATERIALS		73,960,463

Real Estate - 0.1%
Office REITs - 0.0%
Brookfield India Real Estate Trust (c)(d)	150,138	515,745
Embassy Office Parks REIT	379,203	1,710,837
Mindspace Business Parks REIT (c)(d)	97,810	445,510
		2,672,092
Real Estate Management & Development - 0.1%
Anant Raj Ltd	57,683	307,908
Brigade Enterprises Ltd	65,309	793,437
DLF Ltd	330,351	2,631,436
Embassy Developments Ltd (b)	250,394	289,782
Godrej Properties Ltd (b)	68,219	1,740,424
Macrotech Developers Ltd (c)(d)	135,571	2,130,185
Mahindra Lifespace Developers Ltd	61,497	248,333
Oberoi Realty Ltd	61,289	1,188,170
Phoenix Mills Ltd/The	87,961	1,729,025
Prestige Estates Projects Ltd	78,746	1,279,576
Raymond Ltd	16,969	306,877
Sobha Ltd	22,837	357,966
		13,003,119
TOTAL REAL ESTATE		15,675,211

Utilities - 0.2%
Electric Utilities - 0.1%
CESC Ltd	312,695	587,487
Power Grid Corp of India Ltd	2,075,795	7,528,938
Reliance Infrastructure Ltd (b)	108,691	326,607
SJVN Ltd	429,686	476,606
Tata Power Co Ltd/The	713,432	3,237,438
Torrent Power Ltd	79,771	1,450,281
		13,607,357
Gas Utilities - 0.0%
GAIL India Ltd	1,053,780	2,352,571
Gujarat Gas Ltd	71,995	385,603
Gujarat State Petronet Ltd	142,824	547,902
Indraprastha Gas Ltd	255,527	580,180
Mahanagar Gas Ltd (d)	23,331	370,846
Swan Energy Ltd	59,606	282,859
		4,519,961
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (b)	259,075	1,625,680
Jaiprakash Power Ventures Ltd (b)	1,785,398	307,240
JSW Energy Ltd	196,521	1,113,640
KPI Green Energy Ltd (c)(d)	46,974	211,692
NHPC Ltd	1,445,461	1,463,033
NLC India Ltd	170,859	459,364
NTPC Ltd	1,949,750	8,157,387
PTC India Ltd	139,680	291,234
Reliance Power Ltd (b)	1,293,831	611,714
		14,240,984
Water Utilities - 0.0%
VA Tech Wabag Ltd (b)	21,091	320,825
TOTAL UTILITIES		32,689,127

TOTAL INDIA		833,770,237
INDONESIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sarana Menara Nusantara Tbk PT	10,221,192	350,805
Telkom Indonesia Persero Tbk PT	22,336,962	3,520,724
		3,871,529
Entertainment - 0.0%
MD Entertainment Tbk PT	1,250,100	191,289
Wireless Telecommunication Services - 0.0%
XLSMART Telecom Sejahtera Tbk PT	2,520,113	326,271
TOTAL COMMUNICATION SERVICES		4,389,089

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Bukalapak.com PT Tbk (b)	25,728,412	225,087
GoTo Gojek Tokopedia Tbk PT Class A (b)	397,537,792	2,028,244
Mitra Adiperkasa Tbk PT	3,918,148	322,592
		2,575,923
Specialty Retail - 0.0%
Map Aktif Adiperkasa PT	4,994,160	195,406
TOTAL CONSUMER DISCRETIONARY		2,771,329

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	8,422,751	1,090,364
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	3,501,282	998,404
First Pacific Co Ltd	1,120,620	754,247
First Resources Ltd	314,200	363,524
Golden Agri-Resources Ltd	3,245,198	596,540
Indofood CBP Sukses Makmur Tbk PT	1,107,581	756,930
Indofood Sukses Makmur Tbk PT	2,071,686	999,324
Inti Agri Resources Tbk PT (b)(f)	1,180,800	3,557
Japfa Comfeed Indonesia Tbk PT	2,761,835	303,013
		4,775,539
Tobacco - 0.0%
Gudang Garam Tbk PT (b)	308,334	186,108
TOTAL CONSUMER STAPLES		6,052,011

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
AKR Corporindo Tbk PT	4,235,348	321,448
Alamtri Resources Indonesia Tbk PT	6,195,154	709,656
Bukit Asam Tbk PT	2,194,031	364,864
Bumi Resources Tbk PT (b)	56,912,405	366,409
Indo Tambangraya Megah Tbk PT	236,929	314,078
Medco Energi Internasional Tbk PT	4,682,731	296,248
Sugih Energy Tbk PT (b)(f)	40,500	122
United Tractors Tbk PT	687,746	939,887
		3,312,712
Financials - 0.3%
Banks - 0.3%
Bank Aladin Syariah Tbk PT (b)	4,513,063	216,152
Bank Central Asia Tbk PT	24,709,445	13,137,781
Bank Jago Tbk PT (b)	2,111,117	235,271
Bank Mandiri Persero Tbk PT	16,669,722	4,922,695
Bank Negara Indonesia Persero Tbk PT	6,844,886	1,724,906
Bank Rakyat Indonesia Persero Tbk PT	30,606,079	7,088,667
		27,325,472
Capital Markets - 0.0%
Pacific Strategic Financial Tbk PT (b)	4,414,271	296,352
Pool Advista Indonesia Tbk PT (b)(f)	184,900	557
		296,909
Consumer Finance - 0.0%
BFI Finance Indonesia Tbk PT	3,838,994	202,854
TOTAL FINANCIALS		27,825,235

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Medikaloka Hermina Tbk PT (d)	3,659,294	249,364
Mitra Keluarga Karyasehat Tbk PT (d)	2,497,698	377,608
		626,972
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	10,069,056	829,943
TOTAL HEALTH CARE		1,456,915

Industrials - 0.0%
Construction & Engineering - 0.0%
Wijaya Karya Persero Tbk PT (b)(f)	10,440,800	128,308
Industrial Conglomerates - 0.0%
Astra International Tbk PT	9,086,847	2,626,334
Marine Transportation - 0.0%
Transcoal Pacific Tbk PT	591,081	199,305
Transportation Infrastructure - 0.0%
Jasa Marga PT	1,408,742	363,445
TOTAL INDUSTRIALS		3,317,392

Materials - 0.1%
Chemicals - 0.0%
Barito Pacific Tbk PT	11,326,476	508,100
Chandra Asri Pacific Tbk PT	3,515,801	1,670,202
		2,178,302
Construction Materials - 0.0%
Semen Indonesia Persero Tbk PT	1,760,869	277,543
Metals & Mining - 0.1%
Amman Mineral Internasional PT (b)	2,992,219	1,284,947
Aneka Tambang Tbk	4,292,141	561,006
Bumi Resources Minerals Tbk PT (b)	25,550,101	589,091
Merdeka Copper Gold Tbk PT (b)	4,614,402	464,472
Nickel Industries Ltd	821,505	296,663
		3,196,179
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	1,212,828	376,568
Pabrik Kertas Tjiwi Kimia Tbk PT	956,468	295,449
		672,017
TOTAL MATERIALS		6,324,041

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ciputra Development Tbk PT	5,152,167	285,604
Hanson International Tbk PT (b)(f)	3,268,900	9,846
Pakuwon Jati Tbk PT	9,559,888	219,740
		515,190
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	5,268,776	534,658
TOTAL INDONESIA		56,498,572
IRELAND - 0.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Dalata Hotel Group PLC	90,773	520,331
Household Durables - 0.0%
Cairn Homes PLC (Ireland)	298,698	655,780
Glenveagh Properties PLC (b)(c)(d)	296,262	554,445
		1,210,225
TOTAL CONSUMER DISCRETIONARY		1,730,556

Consumer Staples - 0.1%
Beverages - 0.0%
C&C Group PLC	192,555	353,106
Food Products - 0.1%
Glanbia PLC	87,420	1,128,985
Greencore Group PLC (e)	213,668	526,797
Kerry Group PLC Class A	66,002	6,972,337
		8,628,119
TOTAL CONSUMER STAPLES		8,981,225

Financials - 0.1%
Banks - 0.1%
AIB Group PLC	929,070	6,244,335
Bank of Ireland Group PLC	447,367	5,232,707
		11,477,042
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Uniphar PLC	118,843	398,509
Pharmaceuticals - 0.0%
COSMO Pharmaceuticals NV	4,610	266,149
TOTAL HEALTH CARE		664,658

Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	68,778	5,789,096
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	86,314	9,149,285
TOTAL INDUSTRIALS		14,938,381

Real Estate - 0.0%
Residential REITs - 0.0%
Irish Residential Properties Reit PLC	269,004	310,836
TOTAL IRELAND		38,102,698
ISRAEL - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	931,248	1,412,591
Wireless Telecommunication Services - 0.0%
Cellcom Israel Ltd (b)	54,132	341,388
Partner Communications Co Ltd	65,766	436,627
		778,015
TOTAL COMMUNICATION SERVICES		2,190,606

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	44,828	1,609,774
Hotels, Restaurants & Leisure - 0.0%
Fattal Holdings 1998 Ltd (b)	3,558	464,421
Specialty Retail - 0.0%
Fox Wizel Ltd	4,297	360,853
Retailors Ltd	9,799	202,036
		562,889
Textiles, Apparel & Luxury Goods - 0.0%
Delta Galil Ltd	5,296	249,588
TOTAL CONSUMER DISCRETIONARY		2,886,672

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	4,790	366,320
Shufersal Ltd	94,768	886,729
		1,253,049
Food Products - 0.0%
Strauss Group Ltd	24,573	556,683
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(e)	14,912	916,193
TOTAL CONSUMER STAPLES		2,725,925

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	4,371	695,218
Energean PLC	70,517	828,887
Equital Ltd (b)	11,618	434,831
Oil Refineries Ltd	1,390,188	348,402
Paz Retail And Energy Ltd	4,481	630,828
		2,938,166
Financials - 0.2%
Banks - 0.2%
Bank Hapoalim BM	558,893	8,185,927
Bank Leumi Le-Israel BM	667,312	9,471,336
FIBI Holdings Ltd	8,821	510,249
First International Bank of Israel Ltd	25,606	1,405,883
Israel Discount Bank Ltd Class A	551,026	4,111,061
Mizrahi Tefahot Bank Ltd	69,327	3,511,072
		27,195,528
Capital Markets - 0.0%
Plus500 Ltd	33,389	1,364,294
Tel Aviv Stock Exchange Ltd	43,653	535,848
		1,900,142
Consumer Finance - 0.0%
Isracard Ltd	88,450	416,601
Insurance - 0.0%
Clal Insurance Enterprises Holdings Ltd	29,509	807,655
Harel Insurance Investments & Financial Services Ltd	53,881	894,451
Menora Mivtachim Holdings Ltd	11,136	588,465
Migdal Insurance & Financial Holdings Ltd	220,175	423,040
Phoenix Financial Ltd	104,486	2,057,820
		4,771,431
TOTAL FINANCIALS		34,283,702

Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	498,542	7,732,386
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bet Shemesh Engines Holdings 1997 Ltd (b)	3,269	436,579
Elbit Systems Ltd	11,889	4,564,739
		5,001,318
Construction & Engineering - 0.0%
Ashtrom Group Ltd	23,883	376,583
Electra Ltd/Israel	1,004	535,239
Shapir Engineering and Industry Ltd	74,584	520,175
Shikun & Binui Ltd (b)	154,370	506,075
		1,938,072
Machinery - 0.0%
Kornit Digital Ltd (b)	21,239	400,992
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd (e)	53,209	816,758
Passenger Airlines - 0.0%
El Al Israel Airlines (b)	118,321	360,258
Professional Services - 0.0%
Danel Adir Yeoshua Ltd	2,867	309,937
Hilan Ltd	7,799	497,424
		807,361
TOTAL INDUSTRIALS		9,324,759

Information Technology - 0.2%
Communications Equipment - 0.0%
Ituran Location and Control Ltd	7,719	277,421
Electronic Equipment, Instruments & Components - 0.0%
Next Vision Stabilized Systems Ltd	27,269	716,373
IT Services - 0.0%
Formula Systems 1985 Ltd	4,774	421,375
Matrix IT Ltd	17,787	434,967
One Software Technologies Ltd	23,512	444,519
Wix.com Ltd (b)	23,871	4,048,283
		5,349,144
Semiconductors & Semiconductor Equipment - 0.0%
Camtek Ltd/Israel (Israel) (b)	13,283	873,110
Nova Ltd (Israel) (b)	13,231	2,537,816
Tower Semiconductor Ltd (b)	50,449	1,825,788
		5,236,714
Software - 0.2%
Cellebrite DI Ltd (b)	48,550	960,805
Check Point Software Technologies Ltd (b)	39,089	8,582,381
Nice Ltd (b)	28,067	4,384,685
Radware Ltd (b)	17,883	426,688
Sapiens International Corp NV (Israel)	15,377	420,654
SimilarWeb Ltd (b)	20,442	154,133
		14,929,346
TOTAL INFORMATION TECHNOLOGY		26,508,998

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	348,592	2,312,420
Israel Corp Ltd Class A1	1,742	547,724
		2,860,144
Real Estate - 0.1%
Diversified REITs - 0.0%
Reit 1 Ltd	91,030	472,779
Sella Capital Real Estate Ltd	126,598	309,620
		782,399
Real Estate Management & Development - 0.1%
Airport City Ltd (b)	30,060	446,557
Alony Hetz Properties & Investments Ltd	74,273	619,443
Amot Investments Ltd	108,259	572,078
Aura Investments Ltd	75,086	392,447
Azrieli Group Ltd	18,784	1,366,842
Big Shopping Centers Ltd (b)	7,733	1,128,166
Israel Canada T.R Ltd	79,437	258,456
Mega Or Holdings Ltd	11,896	403,720
Melisron Ltd	11,597	985,046
Mivne Real Estate Kd Ltd	279,868	816,751
Prashkovsky Investments and Construction Ltd	5,232	134,716
Summit Real Estate Holdings Ltd	20,310	299,148
YH Dimri Construction & Development Ltd	4,833	406,662
		7,830,032
TOTAL REAL ESTATE		8,612,431

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Energix-Renewable Energies Ltd	132,099	390,592
Enlight Renewable Energy Ltd (b)	54,363	878,551
OPC Energy Ltd (b)	61,708	581,970
OY Nofar Energy Ltd (b)	10,900	254,689
		2,105,802
TOTAL ISRAEL		102,169,591
ITALY - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)	143,594	1,714,547
RAI Way SpA (c)(d)	59,463	406,870
Telecom Italia SpA/Milano (b)	4,417,989	1,741,712
		3,863,129
Media - 0.0%
MFE-MediaForEurope NV Class A	119,415	432,352
TOTAL COMMUNICATION SERVICES		4,295,481

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Brembo NV	67,439	627,994
Pirelli & C SpA (c)(d)	176,301	1,083,295
		1,711,289
Automobiles - 0.2%
Ferrari NV (Italy)	55,935	25,447,772
Piaggio & C SpA (e)	120,682	235,969
		25,683,741
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	80,272	1,822,360
Household Durables - 0.0%
De' Longhi SpA	34,850	1,073,851
Leisure Products - 0.0%
Ferretti SpA (e)	99,431	283,854
Sanlorenzo SpA/Ameglia (e)	8,627	275,601
Technogym SpA (c)(d)	58,956	793,445
		1,352,900
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA	15,477	1,737,883
Moncler SpA	103,816	6,355,534
OVS SpA (c)(d)	98,278	353,375
Salvatore Ferragamo SpA (e)	29,283	181,955
		8,628,747
TOTAL CONSUMER DISCRETIONARY		40,272,888

Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	96,110	4,995,346
Davide Campari-Milano NV (e)	272,446	1,828,177
		6,823,523
Consumer Staples Distribution & Retail - 0.0%
MARR SpA	21,197	233,647
Personal Care Products - 0.0%
Intercos SpA	28,455	428,729
TOTAL CONSUMER STAPLES		7,485,899

Energy - 0.1%
Energy Equipment & Services - 0.0%
Saipem SpA (b)	577,508	1,335,283
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	936,415	13,410,902
TOTAL ENERGY		14,746,185

Financials - 0.9%
Banks - 0.8%
AMCO - Asset Management Co SpA Class B (b)(f)	141	0
Banca Monte dei Paschi di Siena SpA	362,445	3,044,979
Banca Popolare di Sondrio SPA	163,563	2,038,216
Banco BPM SpA	574,259	6,371,480
BPER Banca SPA	446,224	3,608,294
Credito Emiliano SpA	44,461	608,441
FinecoBank Banca Fineco SpA	273,232	5,436,910
Intesa Sanpaolo SpA	6,703,349	35,784,409
Mediobanca Banca di Credito Finanziario SpA	223,380	4,551,213
UniCredit SpA	620,149	36,080,800
		97,524,742
Capital Markets - 0.0%
Azimut Holding SpA	54,514	1,506,233
Banca Generali SpA	26,091	1,539,930
Tamburi Investment Partners SpA (e)	59,797	510,767
		3,556,930
Financial Services - 0.0%
Banca IFIS SpA	14,879	371,836
BFF Bank SpA (b)(c)(d)	80,534	759,970
Nexi SpA (b)(c)(d)	229,557	1,337,717
		2,469,523
Insurance - 0.1%
Generali	412,625	15,023,593
Poste Italiane Spa (c)(d)	193,589	3,912,442
Unipol Assicurazioni SpA	161,494	2,881,439
		21,817,474
TOTAL FINANCIALS		125,368,669

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	10,013	1,139,994
El.En. SpA	24,185	242,061
		1,382,055
Health Care Providers & Services - 0.0%
Amplifon SpA	55,427	1,055,194
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	51,331	3,015,095
TOTAL HEALTH CARE		5,452,344

Industrials - 0.1%
Aerospace & Defense - 0.1%
Leonardo SpA	180,127	9,364,497
Building Products - 0.0%
Carel Industries SpA (c)(d)	24,834	496,832
Construction & Engineering - 0.0%
Maire SpA	68,953	742,077
Webuild SpA	243,913	881,452
Webuild SpA warrants 8/2/2030 (b)	276	997
		1,624,526
Electrical Equipment - 0.0%
Prysmian SpA	125,624	6,900,804
Machinery - 0.0%
Fincantieri SpA (b)	46,915	608,541
GVS SpA (b)(c)(d)	43,947	212,832
Interpump Group SpA	34,512	1,176,035
Iveco Group NV	77,958	1,236,848
		3,234,256
Transportation Infrastructure - 0.0%
Enav Spa (c)(d)	129,757	573,869
TOTAL INDUSTRIALS		22,194,784

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Sesa SpA	3,645	305,976
IT Services - 0.0%
Reply SpA	10,258	1,822,138
Semiconductors & Semiconductor Equipment - 0.0%
Technoprobe SpA (b)(e)	83,215	532,626
TOTAL INFORMATION TECHNOLOGY		2,660,740

Materials - 0.0%
Chemicals - 0.0%
SOL SpA	18,573	846,877
Construction Materials - 0.0%
Buzzi SpA	39,126	2,044,218
Containers & Packaging - 0.0%
Zignago Vetro Spa (e)	19,827	199,004
TOTAL MATERIALS		3,090,099

Real Estate - 0.0%
Diversified REITs - 0.0%
Stoneweg European Real Estate Investment Trust (d)	164,727	279,845
Utilities - 0.4%
Electric Utilities - 0.4%
Enel SpA	3,593,081	31,148,315
Terna - Rete Elettrica Nazionale	620,100	6,159,347
		37,307,662
Gas Utilities - 0.0%
Italgas SpA	218,972	1,795,972
Snam SpA	885,444	5,075,561
		6,871,533
Independent Power and Renewable Electricity Producers - 0.0%
ERG SpA	26,392	538,466
Multi-Utilities - 0.0%
A2A SpA	693,155	1,758,154
ACEA SpA	20,483	480,326
Hera SpA	359,751	1,697,828
Iren SpA	315,383	898,206
		4,834,514
TOTAL UTILITIES		49,552,175

TOTAL ITALY		275,399,109
JAPAN - 14.9%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	51,854	959,252
Nippon Telegraph & Telephone Corp	12,993,757	13,582,078
U-Next Holdings Co Ltd	30,019	428,723
		14,970,053
Entertainment - 0.4%
Anycolor Inc	12,900	333,823
Capcom Co Ltd	155,192	4,492,514
Cover Corp (b)(e)	15,600	237,960
Daiichikosho Co Ltd	37,402	436,592
DeNA Co Ltd	32,698	884,012
GungHo Online Entertainment Inc	20,342	428,949
Koei Tecmo Holdings Co Ltd	42,345	725,000
Konami Group Corp	44,869	6,408,012
MIXI Inc	17,597	390,142
Nexon Co Ltd	151,683	2,379,859
Nintendo Co Ltd	490,784	40,744,891
Shochiku Co Ltd	4,299	402,900
Square Enix Holdings Co Ltd	35,425	2,051,221
Toei Animation Co Ltd	30,733	743,714
Toei Co Ltd	15,539	568,394
Toho Co Ltd/Tokyo	50,459	2,880,781
		64,108,764
Interactive Media & Services - 0.0%
Kakaku.com Inc	59,365	1,050,450
LY Corp	1,267,846	4,795,022
		5,845,472
Media - 0.1%
CyberAgent Inc	190,279	1,628,793
Dentsu Group Inc	89,229	1,870,787
Fuji Media Holdings Inc	22,160	458,451
Hakuhodo DY Holdings Inc	96,470	723,626
Kadokawa Corp	40,270	1,080,401
Nippon Television Holdings Inc	24,816	572,583
SKY Perfect JSAT Holdings Inc	75,190	604,759
TBS Holdings Inc	15,185	506,698
		7,446,098
Wireless Telecommunication Services - 0.5%
KDDI Corp	1,360,628	24,115,258
Okinawa Cellular Telephone Co	13,034	386,061
SoftBank Corp	12,565,840	19,015,201
SoftBank Group Corp	424,895	21,486,795
		65,003,315
TOTAL COMMUNICATION SERVICES		157,373,702

Consumer Discretionary - 2.8%
Automobile Components - 0.3%
Aisin Corp	233,507	2,958,441
Bridgestone Corp	250,555	10,477,003
Denso Corp	834,647	10,776,910
Exedy Corp	13,071	392,185
FCC Co Ltd	17,560	359,723
JTEKT Corp	94,021	726,131
Koito Manufacturing Co Ltd	87,522	1,059,593
KYB Corp	19,568	399,763
Musashi Seimitsu Industry Co Ltd	21,909	373,578
NHK Spring Co Ltd	82,340	913,929
Nifco Inc/Japan	36,512	905,011
Niterra Co Ltd	66,561	2,067,869
NOK Corp	39,455	544,169
Seiren Co Ltd	23,387	363,449
Shoei Co Ltd	23,363	273,206
Stanley Electric Co Ltd	56,812	1,063,685
Sumitomo Electric Industries Ltd	319,193	5,130,520
Sumitomo Rubber Industries Ltd	77,778	979,161
Tokai Rika Co Ltd	26,332	392,089
Topre Corp	19,564	238,494
Toyo Tire Corp	48,810	911,134
Toyoda Gosei Co Ltd	30,064	575,922
Toyota Boshoku Corp	38,488	551,559
TS Tech Co Ltd	40,482	456,973
Yokohama Rubber Co Ltd/The	55,879	1,221,785
		44,112,282
Automobiles - 0.9%
Honda Motor Co Ltd	1,991,916	20,267,233
Isuzu Motors Ltd	247,164	3,323,970
Mazda Motor Corp	259,357	1,550,648
Mitsubishi Motors Corp	293,947	813,766
Nissan Motor Co Ltd (b)	979,651	2,332,187
Nissan Shatai Co Ltd	34,861	257,714
Subaru Corp	261,228	4,730,296
Suzuki Motor Corp	696,411	8,345,558
Toyota Motor Corp	4,205,585	80,324,232
Yamaha Motor Co Ltd	410,734	3,225,796
		125,171,400
Broadline Retail - 0.1%
ASKUL Corp	19,571	207,920
Isetan Mitsukoshi Holdings Ltd	145,637	1,872,087
Izumi Co Ltd	17,659	406,708
J Front Retailing Co Ltd	108,046	1,322,500
Mercari Inc (b)	50,634	820,537
Pan Pacific International Holdings Corp	168,383	5,193,517
Rakuten Group Inc (b)	670,210	3,951,781
Ryohin Keikaku Co Ltd	113,167	3,825,106
Seria Co Ltd	21,140	429,808
Takashimaya Co Ltd	125,046	964,124
		18,994,088
Distributors - 0.0%
Arata Corp	14,003	311,439
PALTAC Corp	13,401	370,594
		682,033
Hotels, Restaurants & Leisure - 0.2%
Atom Corp (b)(e)	62,572	287,084
Colowide Co Ltd (e)	42,834	538,196
Create Restaurants Holdings Inc	56,519	548,667
Doutor Nichires Holdings Co Ltd	17,499	325,429
Food & Life Cos Ltd	49,943	1,832,082
Fuji Kyuko Co Ltd	12,673	184,271
Fujita Kanko Inc	3,700	232,123
GENDA INC (b)(e)	26,800	202,434
Heiwa Corp	27,243	422,611
Hiday Hidaka Corp	15,931	345,406
HIS Co Ltd	27,134	321,099
Ichibanya Co Ltd (e)	44,582	296,839
KOMEDA Holdings Co Ltd	22,978	462,999
Kura Sushi Inc (e)	10,373	229,616
Kyoritsu Maintenance Co Ltd	29,559	624,134
McDonald's Holdings Co Japan Ltd	38,486	1,623,098
Metaplanet Inc (b)	121,000	324,969
Monogatari Corp/The	16,201	421,512
MOS Food Services Inc	14,172	366,244
Ohsho Food Service Corp	17,716	401,454
Oriental Land Co Ltd/Japan	478,823	10,141,230
Resorttrust Inc	82,798	848,074
Round One Corp	90,421	561,574
Royal Holdings Co Ltd	18,086	328,629
Saizeriya Co Ltd	14,361	461,022
Skylark Holdings Co Ltd	101,465	2,103,742
Tokyotokeiba Co Ltd	9,006	264,549
Toridoll Holdings Corp	22,660	676,408
Yoshinoya Holdings Co Ltd	30,153	659,874
Zensho Holdings Co Ltd	43,104	2,673,726
		28,709,095
Household Durables - 0.8%
Casio Computer Co Ltd	91,872	718,492
Fujitsu General Ltd	28,491	558,542
Haseko Corp	111,038	1,585,914
Iida Group Holdings Co Ltd	72,303	1,141,081
JVCKenwood Corp	71,599	534,313
Nagawa Co Ltd	5,661	243,101
Nikon Corp	128,054	1,231,297
Open House Group Co Ltd	35,660	1,575,744
Panasonic Holdings Corp	1,037,179	11,892,263
Rinnai Corp	45,059	1,009,400
Sangetsu Corp	24,805	503,456
Sekisui House Ltd	262,064	6,024,904
Sharp Corp/Japan (b)(e)	118,055	699,883
Sony Group Corp	2,732,915	72,101,943
Sumitomo Forestry Co Ltd	69,683	2,002,083
Tama Home Co Ltd (e)	9,106	254,430
Tamron Co Ltd	16,421	369,237
Zojirushi Corp	23,700	227,418
		102,673,501
Leisure Products - 0.1%
Bandai Namco Holdings Inc	264,255	9,183,534
Mizuno Corp	23,490	418,115
Sankyo Co Ltd	81,717	1,244,215
Sega Sammy Holdings Inc	69,930	1,463,600
Shimano Inc	33,759	4,756,150
Tomy Co Ltd	37,888	831,003
Yamaha Corp (e)	168,256	1,229,773
Yonex Co Ltd	28,129	459,177
		19,585,567
Specialty Retail - 0.3%
ABC-Mart Inc	45,167	837,918
Adastria Co Ltd	12,496	254,412
Aoyama Trading Co Ltd	18,800	269,811
ARCLANDS CORP	29,532	358,151
Autobacs Seven Co Ltd	38,116	395,609
Bic Camera Inc	43,781	468,951
DCM Holdings Co Ltd	46,213	438,923
EDION Corp	39,736	529,702
Fast Retailing Co Ltd	84,594	27,826,763
IDOM Inc	28,327	218,327
JINS Holdings Inc	6,400	401,063
Joyful Honda Co Ltd	26,962	382,424
K's Holdings Corp	60,636	580,788
Kohnan Shoji Co Ltd	11,049	290,173
Komeri Co Ltd	14,454	307,822
Nextage Co Ltd	22,731	283,780
Nishimatsuya Chain Co Ltd	21,151	326,777
Nitori Holdings Co Ltd	35,656	4,242,521
Nojima Corp	29,855	537,256
PAL GROUP Holdings Co Ltd	19,284	536,116
Sanrio Co Ltd	79,845	3,174,143
Shimamura Co Ltd	19,780	1,315,900
USS Co Ltd	183,539	1,834,363
Workman Co Ltd	10,078	318,594
Yamada Holdings Co Ltd	240,734	777,528
Yellow Hat Ltd	33,710	321,115
ZOZO Inc	178,629	1,814,065
		49,042,995
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	288,324	6,197,251
Goldwin Inc	10,393	594,374
Gunze Ltd	16,590	297,733
Seiko Group Corp	13,029	343,540
Wacoal Holdings Corp	18,508	645,929
		8,078,827
TOTAL CONSUMER DISCRETIONARY		397,049,788

Consumer Staples - 0.9%
Beverages - 0.1%
Asahi Group Holdings Ltd	638,299	8,822,759
Coca-Cola Bottlers Japan Holdings Inc	57,187	1,071,706
Ito En Ltd	29,906	714,707
Kirin Holdings Co Ltd	338,582	5,121,622
Sapporo Holdings Ltd	28,003	1,555,105
Suntory Beverage & Food Ltd	60,323	2,104,428
Takara Holdings Inc	70,979	571,883
		19,962,210
Consumer Staples Distribution & Retail - 0.4%
Aeon Co Ltd	289,317	8,555,443
Ain Holdings Inc	12,642	488,509
Arcs Co Ltd	18,266	366,776
Axial Retailing Inc	39,372	299,600
Belc Co Ltd	6,179	305,968
Cosmos Pharmaceutical Corp	17,782	1,144,799
Create SD Holdings Co Ltd	14,983	319,088
Fuji Co Ltd/Ehime	16,800	244,515
H2o Retailing Corp	45,697	623,548
Kato Sangyo Co Ltd	11,734	410,337
Kobe Bussan Co Ltd	67,709	2,077,015
Kusuri no Aoki Holdings Co Ltd	25,016	596,619
Life Corp	22,898	330,866
MatsukiyoCocokara & Co	148,570	2,729,187
Mitsubishi Shokuhin Co Ltd	11,102	414,636
San-A Co Ltd	19,634	390,263
Seven & i Holdings Co Ltd	982,782	14,467,162
Sugi Holdings Co Ltd	49,107	1,032,078
Sundrug Co Ltd	31,953	1,069,123
Trial Holdings Inc (e)	16,800	267,898
Tsuruha Holdings Inc	17,143	1,375,828
Valor Holdings Co Ltd	19,158	335,915
Welcia Holdings Co Ltd	44,284	779,724
Yaoko Co Ltd	8,704	581,789
		39,206,686
Food Products - 0.2%
Ajinomoto Co Inc	405,776	8,299,779
Ariake Japan Co Ltd	9,797	411,120
Calbee Inc	38,810	779,702
Ezaki Glico Co Ltd	25,731	847,802
FUJI OIL CO LTD /Osaka	20,838	456,751
House Foods Group Inc	27,148	531,739
Itoham Yonekyu Holdings Inc	12,879	403,088
Kagome Co Ltd	36,971	759,692
Kewpie Corp	46,586	1,058,595
Kikkoman Corp	302,714	2,963,319
Kotobuki Spirits Co Ltd	46,403	689,002
Maruha Nichiro Corp	19,869	453,438
Megmilk Snow Brand Co Ltd	23,718	435,444
MEIJI Holdings Co Ltd	107,270	2,637,431
Morinaga & Co Ltd/Japan	35,054	624,073
Morinaga Milk Industry Co Ltd	32,787	778,284
NH Foods Ltd	40,026	1,511,114
Nichirei Corp	94,768	1,299,975
Nippn Corp	22,311	351,096
Nisshin Oillio Group Ltd/The	14,929	514,235
Nisshin Seifun Group Inc	95,888	1,237,119
Nissin Foods Holdings Co Ltd	87,998	1,938,073
Nissui Corp	140,870	856,805
Sakata Seed Corp	14,496	335,077
Toyo Suisan Kaisha Ltd	39,907	2,573,385
Yakult Honsha Co Ltd	114,136	2,340,914
Yamazaki Baking Co Ltd	53,966	1,289,704
		36,376,756
Household Products - 0.0%
Earth Corp	8,228	296,365
Lion Corp	119,720	1,465,728
Pigeon Corp	53,451	645,427
Unicharm Corp	496,179	4,599,841
		7,007,361
Personal Care Products - 0.1%
Kao Corp	205,985	8,820,595
Kobayashi Pharmaceutical Co Ltd (e)	21,646	824,631
Kose Corp	14,985	643,816
Milbon Co Ltd	14,970	283,318
Noevir Holdings Co Ltd	8,895	256,622
Pola Orbis Holdings Inc	46,571	424,898
Rohto Pharmaceutical Co Ltd	85,308	1,422,993
Shiseido Co Ltd	179,125	2,945,037
		15,621,910
Tobacco - 0.1%
Japan Tobacco Inc	528,744	16,289,570
TOTAL CONSUMER STAPLES		134,464,493

Energy - 0.1%
Energy Equipment & Services - 0.0%
Modec Inc	21,435	648,387
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings Co Ltd	26,214	1,073,458
ENEOS Holdings Inc	1,213,091	5,840,099
Idemitsu Kosan Co Ltd	395,295	2,449,650
Inpex Corp	386,433	4,834,083
Itochu Enex Co Ltd	27,268	294,078
Iwatani Corp	84,864	809,585
Japan Petroleum Exploration Co Ltd	63,705	456,691
San-Ai Obbli Co Ltd	27,352	320,809
		16,078,453
TOTAL ENERGY		16,726,840

Financials - 2.1%
Banks - 1.3%
77 Bank Ltd/The	28,468	885,220
Aichi Financial Group Inc	20,571	391,623
Aozora Bank Ltd (e)	47,294	652,990
Awa Bank Ltd/The	17,028	325,125
Bank of Nagoya Ltd/The	5,741	299,939
Chiba Bank Ltd/The	258,249	2,296,216
Chugin Financial Group Inc	75,395	840,798
Concordia Financial Group Ltd	475,584	3,076,057
Daishi Hokuetsu Financial Group Inc	33,008	717,967
Fukuoka Financial Group Inc	79,972	2,112,882
Gunma Bank Ltd/The	143,418	1,187,627
Hachijuni Bank Ltd/The	171,127	1,282,435
Hirogin Holdings Inc	116,496	961,430
Hokkoku Financial Holdings Inc	10,289	381,394
Hokuhoku Financial Group Inc	47,008	836,728
Hyakugo Bank Ltd/The	103,585	497,712
Iyogin Holdings Inc	105,917	1,218,216
Japan Post Bank Co Ltd	798,877	8,163,095
Juroku Financial Group Inc	14,870	500,243
Keiyo Bank Ltd/The	53,205	307,739
Kiyo Bank Ltd/The	29,880	504,896
Kyoto Financial Group Inc	103,278	1,763,195
Kyushu Financial Group Inc	147,777	741,055
Mebuki Financial Group Inc	421,658	2,045,475
Mitsubishi UFJ Financial Group Inc	5,089,918	64,128,534
Mizuho Financial Group Inc	1,071,458	26,789,273
Musashino Bank Ltd/The	15,063	331,854
Nanto Bank Ltd/The	13,896	378,063
Nishi-Nippon Financial Holdings Inc	59,351	865,484
North Pacific Bank Ltd	124,011	429,329
Ogaki Kyoritsu Bank Ltd/The	20,253	326,501
Rakuten Bank Ltd (b)	42,486	1,769,210
Resona Holdings Inc	931,933	7,475,776
San-In Godo Bank Ltd/The	69,006	608,110
SBI Sumishin Net Bank Ltd	23,354	676,217
Senshu Ikeda Holdings Inc	115,355	378,385
Seven Bank Ltd	275,920	494,410
Shiga Bank Ltd/The	16,504	659,098
Shizuoka Financial Group Inc	198,511	2,205,961
Sumitomo Mitsui Financial Group Inc	1,654,791	39,478,702
Sumitomo Mitsui Trust Group Inc	287,944	7,123,369
Suruga Bank Ltd	62,437	549,348
Toho Bank Ltd/The	108,745	266,196
Tokyo Kiraboshi Financial Group Inc	12,031	471,210
TOMONY Holdings Inc	86,761	330,102
Yamaguchi Financial Group Inc	81,198	952,932
		188,678,121
Capital Markets - 0.1%
Daiwa Securities Group Inc	581,363	3,823,001
JAFCO Group Co ltd	27,145	455,170
Japan Exchange Group Inc	439,212	4,886,572
Matsui Securities Co Ltd	58,022	298,266
Monex Group Inc	81,673	407,851
Nihon M&A Center Holdings Inc	137,670	561,349
Nomura Holdings Inc	1,335,321	7,442,498
Okasan Securities Group Inc	75,930	337,218
SBI Holdings Inc	121,879	3,187,198
Tokai Tokyo Financial Holdings Inc	114,806	378,190
		21,777,313
Consumer Finance - 0.0%
Acom Co Ltd	188,466	527,251
AEON Financial Service Co Ltd	49,256	404,955
Aiful Corp	147,692	366,699
Credit Saison Co Ltd	59,121	1,380,649
Jaccs Co Ltd	9,980	262,448
Marui Group Co Ltd	72,138	1,435,944
		4,377,946
Financial Services - 0.1%
Financial Partners Group Co Ltd	27,577	430,107
Fuyo General Lease Co Ltd	27,732	771,950
GMO Payment Gateway Inc	19,304	1,208,356
Japan Securities Finance Co Ltd	38,744	461,741
Mitsubishi HC Capital Inc	374,035	2,632,999
Mizuho Leasing Co Ltd	63,601	467,511
ORIX Corp	507,244	10,175,331
Ricoh Leasing Co Ltd	8,144	312,135
Tokyo Century Corp	66,313	697,080
Zenkoku Hosho Co Ltd	48,032	1,038,375
		18,195,585
Insurance - 0.6%
Dai-ichi Life Holdings Inc	1,608,560	11,614,522
Japan Post Holdings Co Ltd	845,012	8,213,740
Japan Post Insurance Co Ltd	85,230	1,704,540
LIFENET INSURANCE CO (b)(e)	29,593	370,482
Ms&Ad Insurance Group Holdings Inc	570,799	12,974,155
Sompo Holdings Inc	396,127	12,981,522
T&D Holdings Inc	218,743	4,654,549
Tokio Marine Holdings Inc	790,316	31,677,744
		84,191,254
TOTAL FINANCIALS		317,220,219

Health Care - 1.0%
Biotechnology - 0.0%
GNI Group Ltd (b)	22,107	364,584
Peptidream Inc (b)	43,873	594,363
		958,947
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	99,411	1,524,399
Fukuda Denshi Co Ltd	8,450	358,141
Hogy Medical Co Ltd	10,945	313,085
Hoya Corp	154,475	18,176,484
Mani Inc	39,516	317,416
Menicon Co Ltd	32,546	320,953
Nakanishi Inc	30,944	402,978
Nihon Kohden Corp	77,766	938,218
Nipro Corp	70,923	627,484
Olympus Corp	498,329	6,529,604
Paramount Bed Holdings Co Ltd	21,586	347,085
Sysmex Corp	224,326	4,160,025
Terumo Corp	591,493	11,321,612
		45,337,484
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	79,611	1,198,786
As One Corp	26,225	414,798
H.U. Group Holdings Inc	25,800	505,245
Medipal Holdings Corp	83,176	1,412,155
Ship Healthcare Holdings Inc	37,803	547,030
Suzuken Co Ltd/Aichi Japan	29,910	1,082,768
Toho Holdings Co Ltd (e)	24,107	787,549
		5,948,331
Health Care Technology - 0.0%
JMDC Inc	12,440	279,983
M3 Inc	198,071	2,482,343
Medley Inc (b)	10,284	248,864
		3,011,190
Pharmaceuticals - 0.7%
Astellas Pharma Inc	802,022	8,031,567
Chugai Pharmaceutical Co Ltd	298,301	17,184,988
Daiichi Sankyo Co Ltd	779,003	19,927,388
Eisai Co Ltd	117,664	3,400,957
Hisamitsu Pharmaceutical Co Inc	23,567	714,032
Kaken Pharmaceutical Co Ltd	13,770	391,489
Kissei Pharmaceutical Co Ltd	15,985	418,687
Kyorin Pharmaceutical Co Ltd	30,368	313,068
Kyowa Kirin Co Ltd	106,377	1,661,036
Mochida Pharmaceutical Co Ltd	13,292	287,259
Nippon Shinyaku Co Ltd	26,094	671,056
Nxera Pharma Co Ltd (b)	38,761	241,273
Ono Pharmaceutical Co Ltd	167,390	1,926,815
Otsuka Holdings Co Ltd	196,061	9,558,127
Santen Pharmaceutical Co Ltd	143,959	1,456,908
Sawai Group Holdings Co Ltd	49,663	711,878
Shionogi & Co Ltd	337,007	5,661,890
Sumitomo Pharma Co Ltd (b)	82,400	454,832
Takeda Pharmaceutical Co Ltd	702,600	21,252,686
Towa Pharmaceutical Co Ltd	14,023	259,315
Tsumura & CO	26,736	801,818
		95,327,069
TOTAL HEALTH CARE		150,583,021

Industrials - 3.6%
Air Freight & Logistics - 0.1%
AZ-COM MARUWA Holdings Inc	29,670	273,915
Hamakyorex Co Ltd	40,208	374,858
Mitsui-Soko Holdings Co Ltd	27,759	570,789
NIPPON EXPRESS HOLDINGS INC	93,185	1,664,086
Sankyu Inc	19,827	866,547
SBS Holdings Inc	10,500	210,029
Senko Group Holdings Co Ltd	59,602	707,404
SG Holdings Co Ltd	140,482	1,478,215
Yamato Holdings Co Ltd	112,983	1,604,107
		7,749,950
Building Products - 0.2%
Agc Inc	88,690	2,769,071
Bunka Shutter Co Ltd	33,144	474,049
Central Glass Co Ltd	14,789	308,958
Daikin Industries Ltd	117,029	13,332,329
Lixil Corp	127,325	1,496,501
Nichias Corp	26,047	874,063
Nichiha Corp	12,329	249,977
Nitto Boseki Co Ltd	10,382	274,472
Sanwa Holdings Corp	81,859	2,682,832
Sinko Industries Ltd	27,936	236,414
Takara Standard Co Ltd	23,009	289,825
Takasago Thermal Engineering Co Ltd	19,699	870,735
TOTO Ltd	59,268	1,562,807
		25,422,033
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	169,778	2,366,491
Daiei Kankyo Co Ltd	19,564	399,408
Daiseki Co Ltd	19,979	510,025
Duskin Co Ltd	18,788	493,287
Japan Elevator Service Holdings Co Ltd	34,389	741,992
Kokuyo Co Ltd	36,729	752,022
Mitsubishi Pencil Co Ltd	14,970	232,120
Okamura Corp	29,414	407,739
Park24 Co Ltd	59,064	835,893
Pilot Corp	15,294	425,939
Prestige International Inc	55,266	259,361
Secom Co Ltd	185,086	6,805,692
Sohgo Security Services Co Ltd	164,864	1,298,918
TOPPAN Holdings Inc	106,771	2,997,336
TRE Holdings Corp	21,900	235,879
		18,762,102
Construction & Engineering - 0.2%
Chudenko Corp	14,009	343,415
COMSYS Holdings Corp	51,545	1,142,447
Dai-Dan Co Ltd	14,257	414,807
EXEO Group Inc	84,111	978,883
Hazama Ando Corp	72,348	720,545
INFRONEER Holdings Inc	89,686	765,888
JGC Holdings Corp	99,352	794,609
Kajima Corp	176,962	4,225,438
Kandenko Co Ltd	47,401	940,859
Kinden Corp	56,054	1,452,119
Kumagai Gumi Co Ltd	16,754	499,761
Kyudenko Corp	20,391	684,406
MIRAIT ONE corp	42,124	661,410
Nippon Densetsu Kogyo Co Ltd	20,009	304,095
Nishimatsu Construction Co Ltd	15,568	577,621
Obayashi Corp	289,601	4,493,212
Okumura Corp	14,003	432,881
Penta-Ocean Construction Co Ltd	137,056	786,025
Raito Kogyo Co Ltd	18,767	348,616
Sanki Engineering Co Ltd	17,240	439,501
Shimizu Corp	226,283	2,417,403
SHO-BOND Holdings Co Ltd	19,313	691,718
Taikisha Ltd	27,120	444,603
Taisei Corp	73,963	4,010,423
Toda Corp	100,746	639,791
Tokyu Construction Co Ltd	53,774	311,030
Totetsu Kogyo Co Ltd	14,705	324,481
Toyo Construction Co Ltd	33,625	314,661
Yokogawa Bridge Holdings Corp	18,704	342,867
		30,503,515
Electrical Equipment - 0.2%
Daihen Corp	8,422	371,091
Fuji Electric Co Ltd	60,813	2,704,157
Fujikura Ltd	112,664	4,191,878
Furukawa Electric Co Ltd	29,870	943,343
GS Yuasa Corp	40,660	714,189
Idec Corp/Japan	18,208	291,495
Mabuchi Motor Co Ltd	43,635	637,221
Mitsubishi Electric Corp	846,045	16,367,084
NIDEC CORP	371,470	6,601,518
Nitto Kogyo Corp	13,942	292,140
Sinfonia Technology Co Ltd	10,482	445,731
SWCC Corp	14,207	643,876
Ushio Inc	40,785	489,774
		34,693,497
Ground Transportation - 0.3%
Central Japan Railway Co	342,046	7,197,968
East Japan Railway Co	402,277	8,720,108
Fukuyama Transporting Co Ltd	10,469	258,832
Hankyu Hanshin Holdings Inc	102,593	2,918,928
Keikyu Corp	101,185	1,052,330
Keio Corp	47,192	1,283,719
Keisei Electric Railway Co Ltd	174,864	1,811,925
Kintetsu Group Holdings Co Ltd	80,839	1,736,303
Kyushu Railway Co	63,619	1,635,193
Nagoya Railroad Co Ltd	89,821	1,094,022
Nankai Electric Railway Co Ltd	50,285	794,649
Nikkon Holdings Co Ltd	47,704	984,241
Nishi-Nippon Railroad Co Ltd	30,762	471,821
Odakyu Electric Railway Co Ltd	140,648	1,552,797
Seibu Holdings Inc	102,332	2,469,910
Seino Holdings Co Ltd	48,562	763,515
Sotetsu Holdings Inc	41,657	632,808
Tobu Railway Co Ltd	82,775	1,510,474
Tokyo Metro Co Ltd	132,400	1,676,993
Tokyu Corp	237,753	2,883,483
West Japan Railway Co	199,641	4,199,647
		45,649,666
Industrial Conglomerates - 0.4%
Hikari Tsushin Inc	7,624	2,110,490
Hitachi Ltd	2,060,436	50,924,737
Keihan Holdings Co Ltd	42,169	1,031,073
Nisshinbo Holdings Inc	66,411	395,317
Noritsu Koki Co Ltd	8,897	280,637
Sekisui Chemical Co Ltd	166,035	2,890,342
TOKAI Holdings Corp	50,099	350,742
		57,983,338
Machinery - 0.9%
Aichi Corp	11,900	106,781
Amada Co Ltd	144,144	1,443,318
CKD Corp	26,964	392,824
Daifuku Co Ltd	144,142	3,817,777
DMG Mori Co Ltd	60,686	1,049,845
Ebara Corp	206,918	3,108,280
FANUC Corp	419,243	10,640,246
Fuji Corp/Aichi	39,212	582,777
Fujitec Co Ltd	28,423	1,113,224
Galilei Co Ltd	13,040	261,201
Glory Ltd	21,342	375,254
Harmonic Drive Systems Inc	25,691	602,835
Hino Motors Ltd (b)	130,113	413,742
Hitachi Construction Machinery Co Ltd	49,218	1,470,874
Hoshizaki Corp	48,581	2,063,113
IHI Corp	62,269	4,877,666
Japan Steel Works Ltd/The	28,597	1,178,344
Kanadevia Corp	74,897	480,386
Kawasaki Heavy Industries Ltd	67,595	4,032,156
Kitz Corp	38,440	293,314
Komatsu Ltd	399,776	11,561,350
Kubota Corp	432,972	5,031,307
Kurita Water Industries Ltd	47,823	1,580,387
Kyokuto Kaihatsu Kogyo Co Ltd	17,072	286,444
Makino Milling Machine Co Ltd	9,664	761,062
Makita Corp	106,531	3,115,909
Max Co Ltd	12,090	355,563
Meidensha Corp	15,952	437,347
MINEBEA MITSUMI Inc	159,340	2,335,292
MISUMI Group Inc	128,652	1,802,320
Mitsubishi Heavy Industries Ltd	1,425,334	28,097,391
Mitsuboshi Belting Ltd	14,451	361,326
Mitsui E&S Co Ltd (e)	41,200	524,437
Miura Co Ltd	39,924	850,249
Nabtesco Corp	49,968	750,149
Namura Shipbuilding Co Ltd (e)	20,458	287,597
NGK Insulators Ltd	104,451	1,288,927
Nomura Micro Science Co Ltd (e)	12,800	209,393
Noritake Co Ltd	13,571	352,611
NSK Ltd	172,983	755,607
NTN Corp	237,241	365,379
OKUMA Corp	21,750	488,648
Organo Corp	11,451	543,798
OSG Corp	34,985	414,129
Shibaura Machine Co Ltd	12,231	307,529
Shinmaywa Industries Ltd	32,720	305,963
SMC Corp	25,339	8,200,737
Star Micronics Co Ltd	22,027	253,114
Sumitomo Heavy Industries Ltd	49,616	1,033,096
Tadano Ltd	51,018	353,144
Takeuchi Manufacturing Co Ltd	15,659	487,906
Takuma Co Ltd	33,022	425,189
THK Co Ltd	51,506	1,265,496
Tocalo Co Ltd	32,837	377,104
Toyota Industries Corp	72,357	8,481,629
Tsubakimoto Chain Co	36,747	446,423
Tsurumi Manufacturing Co Ltd	10,000	231,150
Yaskawa Electric Corp	100,572	2,118,981
		125,148,040
Marine Transportation - 0.1%
Iino Kaiun Kaisha Ltd	36,232	263,289
Kawasaki Kisen Kaisha Ltd	162,079	2,222,803
Mitsui OSK Lines Ltd	148,908	4,959,205
Nippon Yusen KK	192,171	6,278,787
		13,724,084
Passenger Airlines - 0.0%
ANA Holdings Inc	68,951	1,324,510
Japan Airlines Co Ltd	64,061	1,160,619
		2,485,129
Professional Services - 0.3%
BayCurrent Inc	59,272	3,193,789
dip Corp	17,421	252,335
en Japan Inc	17,648	202,178
Funai Soken Holdings Inc	21,831	348,123
Infomart Corp	90,100	238,830
MEITEC Group Holdings Inc	33,013	676,861
Nomura Co Ltd	47,654	288,297
Open Up Group Inc	28,619	366,695
Persol Holdings Co Ltd	787,842	1,421,069
Recruit Holdings Co Ltd	623,035	34,525,666
SMS Co Ltd	32,278	299,460
TechnoPro Holdings Inc	48,863	1,099,400
TKC Corp	14,209	399,498
Transcosmos Inc	12,214	266,525
UT Group CO Ltd	13,896	193,016
Visional Inc (b)	11,045	668,046
		44,439,788
Trading Companies & Distributors - 0.8%
Hanwa Co Ltd	17,263	572,898
Inaba Denki Sangyo Co Ltd	25,865	679,820
Inabata & Co Ltd	23,609	506,096
ITOCHU Corp	527,694	26,987,823
Kanamoto Co Ltd	16,950	378,761
Kanematsu Corp	40,292	696,614
Marubeni Corp	627,099	11,117,626
Mitsubishi Corp	1,516,003	28,783,720
Mitsui & Co Ltd	1,117,255	22,592,150
MonotaRO Co Ltd	113,062	2,173,387
Nagase & Co Ltd	43,046	755,969
Nishio Holdings Co Ltd	10,964	313,630
Senshu Electric Co Ltd	6,546	200,756
Sojitz Corp	101,746	2,407,091
Sumitomo Corp	484,346	11,825,980
Toyota Tsusho Corp	283,299	5,629,923
Trusco Nakayama Corp	25,258	376,273
Yamazen Corp	34,914	342,840
Yuasa Trading Co Ltd	10,595	323,823
		116,665,180
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	28,597	819,829
Kamigumi Co Ltd	35,899	877,263
Mitsubishi Logistics Corp	113,035	776,493
Sumitomo Warehouse Co Ltd/The	22,520	435,973
		2,909,558
TOTAL INDUSTRIALS		526,135,880

Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 0.6%
Ai Holdings Corp	22,499	332,497
Alps Alpine Co Ltd	89,504	909,204
Amano Corp	25,258	735,058
Anritsu Corp	64,824	647,651
Azbil Corp	201,460	1,735,898
Canon Marketing Japan Inc	22,364	793,016
Citizen Watch Co Ltd	92,404	534,515
Daiwabo Holdings Co Ltd	40,383	683,077
Dexerials Corp	72,767	851,951
Hakuto Co Ltd	7,453	204,074
Hamamatsu Photonics KK (e)	130,568	1,205,868
Hioki EE Corp	4,881	194,243
Hirose Electric Co Ltd	12,583	1,427,006
Horiba Ltd	14,874	1,015,214
Hosiden Corp	20,524	275,606
Ibiden Co Ltd	53,648	1,482,843
Japan Aviation Electronics Industry Ltd	26,035	416,800
Jeol Ltd	19,884	637,768
Kaga Electronics Co Ltd	19,468	348,567
Keyence Corp	86,255	36,062,495
Kyocera Corp	569,700	6,751,931
Macnica Holdings Inc	62,153	864,178
Maruwa Co Ltd/Aichi	3,916	795,908
Maxell Ltd	24,036	293,684
Meiko Electronics Co Ltd	9,697	423,201
Murata Manufacturing Co Ltd	740,996	10,556,643
Nippon Electric Glass Co Ltd	33,749	772,203
Nissha Co Ltd	22,454	191,906
Oki Electric Industry Co Ltd	45,105	299,691
Omron Corp	78,573	2,332,436
Rigaku Holdings Corp	50,700	312,398
Riken Keiki Co Ltd	15,001	279,918
Ryoyo Ryosan Holdings Inc	15,825	265,189
Shimadzu Corp	104,474	2,680,169
Taiyo Yuden Co Ltd (e)	54,246	818,152
TDK Corp	865,135	9,232,241
Tokyo Electron Device Ltd	10,304	212,955
Topcon Corp	44,055	999,849
Yokogawa Electric Corp	103,692	2,243,910
		90,819,913
IT Services - 0.4%
BIPROGY Inc	34,076	1,113,702
Dentsu Soken Inc	12,434	542,650
Digital Garage Inc	12,668	398,256
DTS Corp	16,340	464,555
Fujitsu Ltd	782,479	17,383,133
Future Corp	22,778	286,438
GMO internet group Inc	32,893	768,608
NEC Corp	546,740	13,309,197
Nomura Research Institute Ltd	168,536	6,382,030
NS Solutions Corp	30,373	718,220
NSD Co Ltd	30,447	715,285
NTT Data Group Corp	280,398	5,568,816
Obic Co Ltd	143,475	5,008,279
Otsuka Corp	100,795	2,235,424
Sakura Internet Inc (e)	10,200	236,131
SCSK Corp	71,025	1,859,327
SHIFT Inc (b)	83,625	766,767
Simplex Holdings Inc	18,091	381,482
TechMatrix Corp	19,853	282,563
TIS Inc	95,119	2,748,193
		61,169,056
Semiconductors & Semiconductor Equipment - 0.5%
Advantest Corp	340,949	14,263,925
Disco Corp	41,048	7,941,949
Ferrotec Holdings Corp	22,846	392,431
Japan Material Co Ltd	37,244	312,060
Kokusai Electric Corp	67,800	1,249,496
Lasertec Corp	35,758	3,324,436
Micronics Japan Co Ltd	12,929	272,632
Mitsui High-Tec Inc	50,086	234,001
Renesas Electronics Corp	749,722	8,798,186
Rohm Co Ltd	156,770	1,422,640
Rorze Corp	46,210	460,710
Sanken Electric Co Ltd (b)	10,389	455,654
SCREEN Holdings Co Ltd	36,145	2,403,535
Shibaura Mechatronics Corp	6,075	283,823
Socionext Inc	82,327	885,475
SUMCO Corp	158,459	1,092,747
Tokyo Electron Ltd	199,209	29,661,900
Tokyo Seimitsu Co Ltd	18,819	1,049,010
Towa Corp	30,824	286,078
Tri Chemical Laboratories Inc	13,140	233,611
Ulvac Inc	21,737	735,057
		75,759,356
Software - 0.1%
Appier Group Inc	30,074	264,604
Cybozu Inc	11,100	229,484
Freee KK (b)	19,951	563,032
Fuji Soft Inc	8,885	609,049
Justsystems Corp	14,461	344,887
Money Forward Inc (b)	19,977	596,460
OBIC Business Consultants Co Ltd	14,009	668,117
Oracle Corp Japan	17,348	2,081,445
Rakus Co Ltd	43,439	654,562
Sansan Inc (b)	31,453	428,525
Systena Corp	143,584	373,571
Trend Micro Inc/Japan	56,645	4,064,312
		10,878,048
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	102,636	1,802,124
Canon Inc	412,542	12,730,945
Eizo Corp	19,648	280,882
Elecom Co Ltd	22,405	262,943
FUJIFILM Holdings Corp	496,221	10,163,791
Konica Minolta Inc (b)	202,712	622,186
MCJ Co Ltd	32,931	308,397
Ricoh Co Ltd	237,013	2,492,931
Seiko Epson Corp	126,926	1,760,855
Sun Corp	6,200	338,229
Toshiba TEC Corp	14,668	275,038
Wacom Co Ltd	74,362	284,487
		31,322,808
TOTAL INFORMATION TECHNOLOGY		269,949,181

Materials - 0.7%
Chemicals - 0.5%
ADEKA Corp	36,607	657,098
Aica Kogyo Co Ltd	25,241	584,331
Air Water Inc (Osaka)	80,770	1,098,174
Artience Co Ltd	17,038	349,507
Asahi Kasei Corp	556,055	3,875,006
C Uyemura & Co Ltd	4,701	303,471
Chugoku Marine Paints Ltd	20,575	297,876
Daicel Corp	104,795	889,416
Denka Co Ltd	42,344	577,866
DIC Corp	35,049	681,467
Fujimi Inc	25,980	339,604
Fuso Chemical Co Ltd	11,382	275,435
JCU Corp	11,638	256,397
Kaneka Corp	20,558	501,225
Kansai Paint Co Ltd	63,260	951,245
KH Neochem Co Ltd	15,853	279,961
Konishi Co Ltd	38,873	304,502
Kuraray Co Ltd	131,959	1,541,478
Kureha Corp	18,895	330,246
Lintec Corp	18,708	356,418
Mitsubishi Chemical Group Corp	589,443	2,865,613
Mitsubishi Gas Chemical Co Inc	67,402	1,024,135
Mitsui Chemicals Inc	80,706	1,773,492
Nihon Parkerizing Co Ltd	46,312	384,476
Nippon Kayaku Co Ltd	61,999	583,002
Nippon Paint Holdings Co Ltd	421,526	3,198,740
Nippon Sanso Holdings Corp	77,200	2,464,806
Nippon Shokubai Co Ltd	47,727	559,118
Nippon Soda Co Ltd	22,294	417,096
Nissan Chemical Corp	57,219	1,673,578
Nitto Denko Corp	314,745	5,532,215
NOF Corp	94,548	1,418,418
Osaka Soda Co Ltd	33,575	349,886
PILLAR Corp /Japan	9,415	239,030
Resonac Holdings Corp	77,142	1,403,056
Sakata INX Corp	25,121	325,037
Shin-Etsu Chemical Co Ltd	790,739	24,063,369
Sumitomo Bakelite Co Ltd	36,848	855,096
Sumitomo Chemical Co Ltd	688,561	1,664,465
T Hasegawa Co Ltd	19,704	393,584
Taiyo Holdings Co Ltd	18,575	687,241
Takasago International Corp	5,500	257,728
Teijin Ltd	81,745	685,406
Toagosei Co Ltd	50,070	469,778
Tokai Carbon Co Ltd	99,964	645,047
Tokuyama Corp	35,185	718,210
Tokyo Ohka Kogyo Co Ltd	44,791	982,720
Toray Industries Inc	620,705	3,964,145
Tosoh Corp	122,804	1,731,134
Toyobo Co Ltd	51,737	320,235
UBE Corp	44,316	650,180
Zeon Corp	66,621	650,694
		77,401,453
Construction Materials - 0.0%
Sumitomo Osaka Cement Co Ltd	15,364	419,936
Taiheiyo Cement Corp	52,341	1,409,301
		1,829,237
Containers & Packaging - 0.0%
FP Corp	22,685	488,668
Fuji Seal International Inc	19,564	348,917
Rengo Co Ltd	88,320	491,696
Toyo Seikan Group Holdings Ltd	54,402	948,174
		2,277,455
Metals & Mining - 0.2%
ARE Holdings Inc	36,668	455,208
Daido Steel Co Ltd	59,918	449,029
Dowa Holdings Co Ltd	24,085	772,757
JFE Holdings Inc	245,496	2,859,053
Kobe Steel Ltd	164,302	1,926,916
Maruichi Steel Tube Ltd	28,419	670,027
Mitsubishi Materials Corp	57,496	906,858
Mitsui Mining & Smelting Co Ltd	25,174	684,406
Nippon Light Metal Holdings Co Ltd	31,452	327,323
Nippon Steel Corp	422,657	8,895,963
Sumitomo Metal Mining Co Ltd	110,799	2,458,300
Tokyo Steel Manufacturing Co Ltd	25,055	283,002
UACJ Corp	16,650	560,706
Yamato Kogyo Co Ltd	17,230	1,022,979
Yodogawa Steel Works Ltd	9,600	388,754
		22,661,281
Paper & Forest Products - 0.0%
Daio Paper Corp	49,748	316,970
Hokuetsu Corp (e)	47,940	366,809
Nippon Paper Industries Co Ltd	55,325	428,732
Oji Holdings Corp	358,149	1,690,655
		2,803,166
TOTAL MATERIALS		106,972,592

Real Estate - 0.6%
Diversified REITs - 0.1%
Activia Properties Inc	306	733,005
Daiwa House REIT Investment Corp	990	1,656,924
Hankyu Hanshin REIT Inc (e)	319	322,168
Heiwa Real Estate REIT Inc	508	467,567
Hulic Reit Inc	584	597,561
KDX Realty Investment Corp	1,789	1,859,319
Mirai Corp	1,002	290,831
Mori Trust Reit Inc	1,200	532,102
NIPPON REIT Investment Corp	808	471,305
Nomura Real Estate Master Fund Inc	1,697	1,687,742
NTT UD REIT Investment Corp	673	631,673
Sekisui House Reit Inc	1,930	1,039,376
Star Asia Investment Corp	1,180	451,434
Takara Leben Real Estate Investment Corp	471	280,334
Tokyu REIT Inc	385	481,452
United Urban Investment Corp	1,291	1,356,191
		12,858,984
Hotel & Resort REITs - 0.0%
Hoshino Resorts REIT Inc	285	437,726
Invincible Investment Corp	3,332	1,374,934
Japan Hotel REIT Investment Corp	2,228	1,100,131
		2,912,791
Industrial REITs - 0.1%
CRE Logistics REIT Inc	296	296,869
GLP J-REIT	2,009	1,731,074
Industrial & Infrastructure Fund Investment Corp	1,049	856,925
Japan Logistics Fund Inc	1,139	744,835
LaSalle Logiport REIT	781	743,419
Mitsubishi Estate Logistics REIT Investment Corp	654	533,336
Mitsui Fudosan Logistics Park Inc	1,363	971,393
Nippon Prologis REIT Inc	984	1,624,859
SOSiLA Logistics REIT Inc	390	301,406
		7,804,116
Office REITs - 0.1%
Daiwa Office Investment Corp	246	526,479
Global One Real Estate Investment Corp	489	408,013
Ichigo Office REIT Investment Corp	538	313,814
Japan Excellent Inc	556	502,025
Japan Prime Realty Investment Corp	368	908,547
Japan Real Estate Investment Corp	2,809	2,225,904
Mori Hills REIT Investment Corp	672	617,574
Nippon Building Fund Inc	3,332	3,090,105
Orix JREIT Inc	1,135	1,427,284
		10,019,745
Real Estate Management & Development - 0.3%
Aeon Mall Co Ltd	46,233	885,987
Daito Trust Construction Co Ltd	25,397	2,817,152
Daiwa House Industry Co Ltd	254,666	9,214,561
Heiwa Real Estate Co Ltd	10,826	355,491
Hulic Co Ltd	198,230	2,066,456
Ichigo Inc	115,026	308,924
Kasumigaseki Capital Co Ltd (e)	2,941	252,385
Katitas Co Ltd	26,528	383,318
Leopalace21 Corp	77,184	315,257
Mitsubishi Estate Co Ltd	471,890	8,289,209
Mitsui Fudosan Co Ltd	1,173,681	11,631,938
Nomura Real Estate Holdings Inc	241,370	1,429,684
Relo Group Inc	46,714	614,555
Starts Corp Inc	15,670	425,232
Sumitomo Realty & Development Co Ltd	137,430	5,118,760
Tokyo Tatemono Co Ltd	82,943	1,487,029
Tokyu Fudosan Holdings Corp	251,401	1,760,767
		47,356,705
Residential REITs - 0.0%
Advance Residence Investment Corp	1,232	1,269,224
Comforia Residential REIT Inc	315	612,023
Daiwa Securities Living Investment Corporation	872	550,107
Nippon Accommodations Fund Inc	1,075	875,909
		3,307,263
Retail REITs - 0.0%
AEON REIT Investment Corp	692	604,980
Frontier Real Estate Investment Corp	1,159	642,808
Fukuoka REIT Corp	335	366,208
Japan Metropolitan Fund Invest	3,102	2,063,227
		3,677,223
TOTAL REAL ESTATE		87,936,827

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	281,418	3,654,303
Chugoku Electric Power Co Inc/The	134,531	713,020
Hokkaido Electric Power Co Inc (e)	76,651	362,937
Hokuriku Electric Power Co	77,127	395,129
Kansai Electric Power Co Inc/The	417,402	5,142,576
Kyushu Electric Power Co Inc	186,223	1,654,751
Shikoku Electric Power Co Inc	75,597	619,929
Tohoku Electric Power Co Inc	207,991	1,488,871
Tokyo Electric Power Co Holdings Inc (b)	685,116	2,095,876
		16,127,392
Gas Utilities - 0.1%
Nippon Gas Co Ltd	47,081	866,181
Osaka Gas Co Ltd	160,525	4,070,604
Toho Gas Co Ltd	33,598	1,001,736
Tokyo Gas Co Ltd	155,225	5,157,008
		11,095,529
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	66,555	1,165,806
TOTAL UTILITIES		28,388,727

TOTAL JAPAN		2,192,801,270
JORDAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hikma Pharmaceuticals PLC (e)	74,323	1,966,148
KOREA (SOUTH) - 2.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	99,798	840,925
Entertainment - 0.1%
CJ ENM Co Ltd (b)	5,443	236,257
HYBE Co Ltd	10,172	1,910,244
JYP Entertainment Corp	13,305	645,856
Kakao Games Corp (b)	24,725	246,408
Krafton Inc (b)	12,888	3,367,188
NCSoft Corp	6,126	629,287
Netmarble Corp (c)(d)	14,810	464,908
Pearl Abyss Corp (b)	16,560	411,714
SHIFT UP Corp (b)	5,683	214,822
SM Entertainment Co Ltd	5,468	474,477
Studio Dragon Corp (b)	5,894	211,970
Wemade Co Ltd (b)	9,871	198,777
YG Entertainment Inc	6,574	309,729
		9,321,637
Interactive Media & Services - 0.1%
Kakao Corp	139,187	3,731,559
NAVER Corp	63,499	8,916,351
SOOP Co Ltd	3,733	214,946
		12,862,856
Media - 0.0%
Cheil Worldwide Inc	33,668	438,519
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	23,716	904,255
TOTAL COMMUNICATION SERVICES		24,368,192

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Hankook Tire & Technology Co Ltd	34,563	1,001,853
Hanon Systems (b)	85,726	214,383
HL Mando Co Ltd	15,350	401,938
Hyundai Mobis Co Ltd	26,968	5,051,750
Hyundai Wia Corp	9,731	292,265
Kumho Tire Co Inc (b)	58,619	198,000
		7,160,189
Automobiles - 0.2%
Hyundai Motor Co	57,373	7,672,197
KG Mobility Co (b)(f)	39,025	89,314
Kia Corp	105,984	6,721,826
		14,483,337
Broadline Retail - 0.0%
Hyundai Department Store Co Ltd	7,468	313,068
Lotte Shopping Co Ltd	6,037	285,888
Shinsegae Inc	3,649	403,744
		1,002,700
Distributors - 0.0%
Silicon2 Co Ltd (b)	15,886	398,807
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)	84,664	2,392,820
Hana Tour Service Inc	6,963	254,392
Hanjin Kal Corp	10,979	610,107
Kangwon Land Inc	46,213	526,447
Paradise Co Ltd	27,754	241,288
		4,025,054
Household Durables - 0.0%
Coway Co Ltd	25,079	1,540,960
LG Electronics Inc	47,614	2,385,113
		3,926,073
Specialty Retail - 0.0%
Hotel Shilla Co Ltd (b)	16,415	506,053
Textiles, Apparel & Luxury Goods - 0.0%
DI Dong Il Corp	9,240	268,255
F&F Co Ltd	7,351	364,249
Misto Holdings Corp	19,730	512,012
Youngone Corp	10,894	362,519
		1,507,035
TOTAL CONSUMER DISCRETIONARY		33,009,248

Consumer Staples - 0.1%
Beverages - 0.0%
Hite Jinro Co Ltd	17,402	236,150
Consumer Staples Distribution & Retail - 0.0%
BGF retail Co Ltd	4,414	332,862
Dongsuh Cos Inc	16,778	306,652
E-MART Inc	9,315	598,037
GS Retail Co Ltd	19,329	200,747
		1,438,298
Food Products - 0.0%
CJ CheilJedang Corp	3,921	658,103
NongShim Co Ltd	1,670	472,314
Orion Corp/Republic of Korea	11,392	985,421
Otoki Corp	1,042	292,882
Samyang Foods Co Ltd	1,851	1,260,792
		3,669,512
Personal Care Products - 0.1%
Amorepacific Corp	13,168	1,152,489
Amorepacific Holdings Corp	18,716	302,149
APR Corp/Korea (b)	7,202	381,000
Cosmax Inc	4,013	485,995
Hyundai Bioscience Co Ltd (b)	24,354	184,107
Kolmar Korea Co Ltd	7,655	408,263
LG H&H Co Ltd	4,232	1,000,681
VT Co Ltd (b)	10,818	290,065
		4,204,749
Tobacco - 0.0%
KT&G Corp	42,401	3,415,351
TOTAL CONSUMER STAPLES		12,964,060

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	20,560	1,134,741
S-Oil Corp	20,746	756,212
SK Innovation Co Ltd	30,636	2,030,707
		3,921,660
Financials - 0.3%
Banks - 0.2%
BNK Financial Group Inc	117,856	857,295
Hana Financial Group Inc	128,554	5,817,989
iM Financial Group Co Ltd	74,327	536,311
Industrial Bank of Korea	124,715	1,343,217
JB Financial Group Co Ltd	53,837	645,528
KakaoBank Corp	75,575	1,182,153
KB Financial Group Inc	166,487	10,500,201
Shinhan Financial Group Co Ltd	190,898	6,884,911
Woori Financial Group Inc	284,249	3,532,372
		31,299,977
Capital Markets - 0.0%
KIWOOM Securities Co Ltd	6,838	656,189
Korea Investment Holdings Co Ltd	19,348	1,127,319
Mirae Asset Securities Co Ltd	114,017	945,803
NH Investment & Securities Co Ltd	72,948	787,016
Samsung Securities Co Ltd	28,506	1,042,791
		4,559,118
Financial Services - 0.0%
Kakao Pay Corp (b)	15,907	353,458
Meritz Financial Group Inc	42,323	3,689,787
		4,043,245
Insurance - 0.1%
DB Insurance Co Ltd	20,614	1,325,341
Hanwha Life Insurance Co Ltd (b)	156,936	292,144
Hyundai Marine & Fire Insurance Co Ltd (b)	28,144	439,466
Korean Reinsurance Co	71,717	407,404
Samsung Fire & Marine Insurance Co Ltd	13,816	3,637,571
Samsung Life Insurance Co Ltd	36,150	2,190,444
		8,292,370
TOTAL FINANCIALS		48,194,710

Health Care - 0.2%
Biotechnology - 0.1%
ABLBio Inc (b)	14,968	688,441
Alteogen Inc (b)	17,872	4,399,274
Celltrion Inc	70,275	7,953,328
Green Cross Corp/South Korea	3,284	285,980
HLB Therapeutics Co Ltd	35,865	189,724
Hugel Inc (b)	2,646	676,630
Medytox Inc	2,684	329,063
Naturecell Co Ltd (b)	25,228	464,118
PharmaResearch Co Ltd	3,225	852,452
Seegene Inc	17,026	314,180
SK Bioscience Co Ltd (b)	13,450	374,471
Voronoi Inc (b)	5,132	344,085
		16,871,746
Health Care Equipment & Supplies - 0.0%
Classys Inc	9,138	412,350
HLB Inc (b)	53,194	2,116,921
		2,529,271
Health Care Providers & Services - 0.0%
Chabiotech Co Ltd (b)	36,577	282,034
Chabiotech Co Ltd rights 6/4/2025 (b)	8,663	20,860
Hanmi Science Co ltd	9,693	197,730
HLB Life Science CO LTD (b)	47,257	208,498
		709,122
Health Care Technology - 0.0%
Lunit Inc (b)	10,196	370,094
Life Sciences Tools & Services - 0.1%
LigaChem Biosciences Inc (b)	11,565	850,525
Peptron Inc (b)	9,755	1,113,658
Samsung Biologics Co Ltd (b)(c)(d)	7,932	5,858,195
		7,822,378
Pharmaceuticals - 0.0%
Celltrion Pharm Inc	10,135	341,542
Chong Kun Dang Pharmaceutical Corp	5,168	295,263
Daewoong Pharmaceutical Co Ltd	2,765	268,142
Hanall Biopharma Co Ltd (b)	15,197	296,394
Hanmi Pharm Co Ltd	3,030	571,946
HK inno N Corp	9,398	265,915
Hlb Pharma Ceutical Co Ltd (b)	13,318	186,270
Mezzion Pharma Co Ltd (b)	12,059	341,147
Oscotec Inc (b)	15,219	293,708
Sam Chun Dang Pharm Co Ltd	6,345	627,021
SK Biopharmaceuticals Co Ltd (b)	14,073	1,053,135
ST Pharm Co Ltd	7,263	402,361
Yuhan Corp	25,694	2,054,848
		6,997,692
TOTAL HEALTH CARE		35,300,303

Industrials - 0.5%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	14,216	7,973,073
Hanwha Systems Co Ltd	33,545	922,295
Korea Aerospace Industries Ltd	32,482	1,897,295
LIG Nex1 Co Ltd	4,888	1,102,030
		11,894,693
Air Freight & Logistics - 0.0%
Cj Logistics Corp	4,586	266,981
Hyundai Glovis Co Ltd	16,666	1,333,571
		1,600,552
Commercial Services & Supplies - 0.0%
KEPCO Plant Service & Engineering Co Ltd	11,706	360,883
S-1 Corp	8,759	389,593
		750,476
Construction & Engineering - 0.0%
Daewoo Engineering & Construction Co Ltd (b)	109,096	271,631
DL E&C Co Ltd	15,463	471,652
GS Engineering & Construction Corp	35,428	454,490
HDC Hyundai Development Co-Engineering & Construction	17,916	312,830
Hyundai Engineering & Construction Co Ltd	35,918	1,050,443
KEPCO Engineering & Construction Co Inc	7,536	359,181
Samsung E&A Co Ltd	71,408	963,554
		3,883,781
Electrical Equipment - 0.2%
CS Wind Corp	12,294	334,912
Doosan Enerbility Co Ltd (b)	201,669	4,088,826
Doosan Fuel Cell Co Ltd (b)	22,313	238,922
Ecopro BM Co Ltd (b)	22,235	1,580,554
Ecopro Co Ltd	46,344	1,653,447
Ecopro Materials Co Ltd (b)	10,845	421,345
Hanwha Vision Co Ltd	16,024	678,509
HD Hyundai Electric Co Ltd	10,617	2,305,788
Hyosung Heavy Industries Corp	2,376	820,107
Iljin Electric Co Ltd	11,825	209,704
L&F Co Ltd (b)	12,301	559,083
LG Energy Solution Ltd (b)	20,931	4,765,644
LS Corp	8,136	752,185
LS Electric Co Ltd	6,681	962,974
POSCO Future M Co Ltd (b)	14,293	1,252,269
Sanil Electric Co Ltd	4,417	170,100
Shinsung Delta Tech Co Ltd	7,512	312,858
SK IE Technology Co Ltd (b)(c)(d)	14,669	230,620
Taihan Electric Wire Co Ltd (b)	43,011	351,646
		21,689,493
Industrial Conglomerates - 0.1%
CJ Corp	6,113	533,264
Doosan Co Ltd	3,351	711,385
GS Holdings Corp	21,471	582,625
Hanwha Corp	14,992	507,438
Hyosung Corp	4,101	152,795
LG Corp	38,869	1,816,463
Lotte Corp	17,395	275,390
Samsung C&T Corp	39,112	3,359,055
SK Inc	16,286	1,512,645
SK Square Co Ltd (b)	42,213	2,604,461
		12,055,521
Machinery - 0.1%
Doosan Bobcat Inc	24,696	847,321
Hanwha Engine (b)	24,211	464,358
Hanwha Ocean Co Ltd (b)	41,195	2,271,475
HD Hyundai Construction Equipment Co Ltd	5,210	247,588
HD Hyundai Heavy Industries Co Ltd	9,980	2,816,852
HD Hyundai Infracore Co Ltd	65,155	377,734
HD HYUNDAI MIPO	11,002	1,289,792
HD Korea Shipbuilding & Offshore Engineering Co Ltd	19,121	3,650,286
Hyundai Elevator Co Ltd	11,117	575,975
Hyundai Rotem Co Ltd	34,391	2,705,109
People & Technology Inc	10,247	291,925
Rainbow Robotics (b)	3,876	733,728
Samsung Heavy Industries Co Ltd (b)	296,912	3,035,809
		19,307,952
Marine Transportation - 0.0%
HMM Co Ltd	117,583	1,510,242
Pan Ocean Co Ltd	139,107	326,654
		1,836,896
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	83,335	1,226,077
Trading Companies & Distributors - 0.0%
LX INTERNATIONAL CORP	16,317	303,700
Posco International Corp	24,152	830,924
		1,134,624
TOTAL INDUSTRIALS		75,380,065

Information Technology - 1.0%
Communications Equipment - 0.0%
Joongang Advanced Materials Co Ltd (b)	38,511	118,659
Seojin System Co Ltd (b)	12,706	181,810
		300,469
Electronic Equipment, Instruments & Components - 0.1%
Daeduck Electronics Co Ltd / New	18,800	184,177
Daejoo Electronic Materials Co Ltd	5,126	296,384
IsuPetasys Co Ltd	27,855	627,631
LG Display Co Ltd (b)	140,571	833,405
LG Innotek Co Ltd	6,455	633,207
Lotte Energy Materials Corp (b)	11,588	184,449
Park Systems Corp	2,363	335,951
Samsung Electro-Mechanics Co Ltd	25,129	2,068,988
Samsung SDI Co Ltd	28,235	3,489,191
Samsung SDI Co Ltd rights 5/22/2025 (b)	3,420	83,045
SOLUM Co Ltd (b)	21,640	249,932
		8,986,360
IT Services - 0.0%
Posco DX Co Ltd	24,616	423,708
Samsung SDS Co Ltd	18,941	1,703,401
		2,127,109
Semiconductors & Semiconductor Equipment - 0.2%
DB HiTek Co Ltd	14,663	395,574
Eo Technics Co Ltd	4,152	335,575
Eugene Technology Co Ltd	8,017	191,629
GemVax & Kael Co Ltd (b)	11,738	270,026
Hana Micron Inc	30,118	230,212
Hanmi Semiconductor Co Ltd	19,496	1,041,236
HPSP Co Ltd	21,383	337,691
ISC Co Ltd	5,477	190,416
Jusung Engineering Co Ltd	14,477	340,999
Koh Young Technology Inc	26,081	253,212
LEENO Industrial Inc	23,790	602,945
LX Semicon Co Ltd	6,877	261,202
SK Hynix Inc	242,841	30,237,910
Taesung Co Ltd (b)	8,460	122,374
TechWing Inc	14,049	336,870
WONIK IPS Co Ltd	16,127	256,370
		35,404,241
Software - 0.0%
Douzone Bizon Co Ltd	8,440	361,311
Technology Hardware, Storage & Peripherals - 0.7%
CosmoAM&T Co Ltd (b)	11,271	311,570
Samsung Electronics Co Ltd	2,124,269	82,713,839
		83,025,409
TOTAL INFORMATION TECHNOLOGY		130,204,899

Materials - 0.1%
Chemicals - 0.1%
Advanced Nano Products Co Ltd	5,186	196,949
Dongjin Semichem Co Ltd	17,906	365,884
Enchem Co Ltd (b)	6,516	362,361
Hansol Chemical Co Ltd	4,591	373,335
Hanwha Solutions Corp	49,725	1,043,279
Hyosung TNC Corp	1,293	215,849
ISU Specialty Chemical (b)	9,054	274,381
KCC Corp	2,224	389,748
Kolon Industries Inc	9,692	205,235
Kum Yang Co Ltd (b)(f)	19,256	133,833
Kumho Petrochemical Co Ltd	6,963	581,410
Lake Materials Co Ltd	19,046	171,132
LG Chem Ltd	18,861	2,852,720
Lotte Chemical Corp	8,910	377,184
LOTTE Fine Chemical Co Ltd	8,617	210,056
Miwon Commercial Co Ltd	915	123,137
OCI Holdings Co Ltd	6,727	305,738
SKC Co Ltd (b)	8,584	614,554
Soulbrain Co Ltd	2,184	265,504
		9,062,289
Metals & Mining - 0.0%
Hyundai Steel Co	40,762	700,293
Korea Zinc Co Ltd	1,833	1,020,104
Poongsan Corp	8,284	345,173
POSCO Holdings Inc	31,391	5,725,038
TCC Steel	8,888	124,585
		7,915,193
TOTAL MATERIALS		16,977,482

Real Estate - 0.0%
Diversified REITs - 0.0%
SK REITs Co Ltd	68,599	238,893
Industrial REITs - 0.0%
ESR Kendall Square REIT Co Ltd	77,646	265,680
TOTAL REAL ESTATE		504,573

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	113,250	2,038,284
Gas Utilities - 0.0%
Korea Gas Corp	12,517	340,288
TOTAL UTILITIES		2,378,572

TOTAL KOREA (SOUTH)		383,203,764
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Kuwait Telecommunications Co	186,050	329,002
Mobile Telecommunications Co KSCP	827,783	1,277,460
		1,606,462
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Humansoft Holding Co KSC	56,703	439,009
Specialty Retail - 0.0%
Ali Alghanim Sons Automotive Co KSCC	84,663	288,655
TOTAL CONSUMER DISCRETIONARY		727,664

Financials - 0.2%
Banks - 0.2%
Al Ahli Bank of Kuwait KSCP (b)	560,180	553,783
Boubyan Bank KSCP	672,743	1,490,351
Burgan Bank SAK	635,878	466,795
Gulf Bank KSCP	896,250	982,512
Kuwait Finance House KSCP	4,777,345	11,269,235
Kuwait International Bank KSCP	472,137	348,134
Kuwait Projects Co Holding KSCP (b)	985,643	299,069
National Bank of Kuwait SAKP	3,642,053	11,312,348
Warba Bank KSCP	1,857,382	1,345,314
		28,067,541
Capital Markets - 0.0%
Boursa Kuwait Securities Co KPSC	52,520	464,883
TOTAL FINANCIALS		28,532,424

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	1,546,649	517,929
Agility Public Warehousing Co KSC	725,736	622,736
		1,140,665
Electrical Equipment - 0.0%
Gulf Cables & Electrical Industries Group Co. KSCP	55,466	407,173
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	859,911	698,590
TOTAL INDUSTRIALS		2,246,428

Materials - 0.0%
Chemicals - 0.0%
Boubyan Petrochemicals Co KSCP	201,264	456,373
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Commercial Real Estate Co KSC	754,838	411,282
Kuwait Real Estate Co KSC	406,892	499,156
Mabanee Co KPSC	327,212	846,588
Salhia Real Estate Co KSCP (b)	245,510	360,455
		2,117,481
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	304,033	146,808
TOTAL KUWAIT		35,833,640
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
RTL Group SA (Germany) (b)	18,494	754,233
SES SA Series A depository receipt	163,371	862,079
		1,616,312
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Zabka Group SA (b)	135,541	770,606
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (b)(c)(d)	92,808	1,642,248
Reinet Investments SCA (South Africa)	62,627	1,644,724
		3,286,972
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	60,707	3,815,466
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	20,715	599,347
ArcelorMittal SA	209,668	6,156,581
		6,755,928
TOTAL LUXEMBOURG		16,245,284
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	966,747	3,515,172
Sands China Ltd (b)	1,076,943	1,941,263
SJM Holdings Ltd (b)(e)	1,430,462	398,396
Wynn Macau Ltd	771,771	516,464

TOTAL MACAU		6,371,295
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Berhad	586,424	924,196
TIME dotCom Bhd	606,203	723,517
		1,647,713
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	1,305,660	635,458
CELCOMDIGI BHD	1,579,845	1,399,857
Maxis Bhd	1,109,817	954,244
		2,989,559
TOTAL COMMUNICATION SERVICES		4,637,272

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	1,044,457	775,398
Genting Malaysia Bhd	1,471,709	585,319
		1,360,717
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	1,585,405	618,102
Oriental Holdings BHD	80,100	129,685
		747,787
TOTAL CONSUMER DISCRETIONARY		2,108,504

Consumer Staples - 0.1%
Beverages - 0.0%
Carlsberg Brewery Malaysia Bhd	88,504	387,394
Fraser & Neave Holdings Bhd	73,588	460,805
Heineken Malaysia Bhd	73,832	451,222
		1,299,421
Food Products - 0.1%
IOI Corp Bhd	1,217,294	1,031,928
Kuala Lumpur Kepong Bhd	233,480	1,062,307
Nestle Malaysia Bhd	35,311	711,612
PPB Group Bhd	317,000	913,386
QL Resources Bhd	859,650	956,228
SD Guthrie Bhd	972,096	1,069,055
United Plantations BHD	108,494	575,974
		6,320,490
Tobacco - 0.0%
British American Tobacco Malaysia Bhd	82,400	123,220
TOTAL CONSUMER STAPLES		7,743,131

Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	1,562,358	529,045
Yinson Holdings BHD	636,522	275,885
		804,930
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	141,335	646,427
TOTAL ENERGY		1,451,357

Financials - 0.2%
Banks - 0.2%
Alliance Bank Malaysia Bhd	452,817	459,457
AMMB Holdings Bhd	1,153,193	1,379,698
CIMB Group Holdings Bhd	3,621,767	5,982,814
Hong Leong Bank Bhd	286,655	1,328,679
Malayan Banking Bhd	2,403,171	5,568,888
MBSB Bhd	1,597,098	264,905
Public Bank Bhd	6,510,888	6,749,536
RHB Bank Bhd	694,921	1,071,890
		22,805,867
Capital Markets - 0.0%
Bursa Malaysia Bhd	280,048	479,679
TOTAL FINANCIALS		23,285,546

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Hartalega Holdings Bhd	719,124	371,875
Kossan Rubber Industries Bhd	711,268	302,039
Top Glove Corp Bhd	2,490,803	507,728
		1,181,642
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	952,104	1,525,969
Kpj Healthcare Bhd	854,694	569,762
		2,095,731
TOTAL HEALTH CARE		3,277,373

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Frontken Corp Bhd	683,187	555,903
Construction & Engineering - 0.1%
Gamuda Bhd	2,054,226	2,023,965
IJM Corp Bhd	1,181,594	622,353
		2,646,318
Industrial Conglomerates - 0.0%
HAP Seng Consolidated Bhd	357,242	228,799
Sime Darby Bhd	1,323,329	637,749
Sunway Bhd	1,206,400	1,271,683
		2,138,231
Machinery - 0.0%
Pentamaster Corp Bhd	285,248	167,877
Marine Transportation - 0.0%
MISC Bhd	615,902	1,070,974
Professional Services - 0.0%
CTOS Digital Bhd	910,672	208,896
My EG Services Bhd	2,739,121	571,114
		780,010
Trading Companies & Distributors - 0.0%
Chin Hin Group Bhd	528,966	250,801
TOTAL INDUSTRIALS		7,610,114

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Nationgate Holdings Bhd	539,600	170,731
VS Industry Bhd	1,502,962	273,940
VS Industry Bhd warrants 9/5/2026 (b)	141,146	2,299
		446,970
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	1,320,841	589,785
Malaysian Pacific Industries Bhd	62,242	270,688
ViTrox Corp Bhd	367,382	266,538
		1,127,011
TOTAL INFORMATION TECHNOLOGY		1,573,981

Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	1,258,421	1,073,776
Scientex BHD	385,581	312,663
		1,386,439
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	1,669,241	1,897,208
TOTAL MATERIALS		3,283,647

Real Estate - 0.0%
Diversified REITs - 0.0%
Axis Real Estate Investment Trust	855,959	378,905
Real Estate Management & Development - 0.0%
Eco World Development Group Bhd	612,700	267,178
IOI Properties Group Bhd	714,463	303,312
Mah Sing Group Bhd	772,500	209,336
Sime Darby Property Bhd	1,516,800	435,655
SP Setia Bhd Group	1,112,562	283,342
		1,498,823
Retail REITs - 0.0%
IGB Real Estate Investment Trust	809,100	438,894
Sunway Real Estate Investment Trust	927,336	406,780
		845,674
TOTAL REAL ESTATE		2,723,402

Utilities - 0.0%
Electric Utilities - 0.0%
Tenaga Nasional Bhd	1,289,896	4,148,487
Gas Utilities - 0.0%
Petronas Gas Bhd	359,652	1,464,446
Independent Power and Renewable Electricity Producers - 0.0%
Mega First Corp BHD	359,868	330,772
Multi-Utilities - 0.0%
YTL Corp Bhd	1,518,066	675,151
YTL Power International Bhd	1,128,069	893,642
		1,568,793
TOTAL UTILITIES		7,512,498

TOTAL MALAYSIA		65,206,825
MAURITIUS - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lighthouse Properties PLC	576,143	256,150
MEXICO - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Operadora De Sites Mexicanos SAB de CV (e)	594,611	489,078
Media - 0.0%
Grupo Televisa SAB	1,055,963	384,466
Megacable Holdings SAB de CV unit	220,075	538,559
		923,025
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	8,072,005	6,964,551
TOTAL COMMUNICATION SERVICES		8,376,654

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Alsea SAB de CV	228,152	516,092
Consumer Staples - 0.2%
Beverages - 0.1%
Arca Continental SAB de CV	228,651	2,406,196
Coca-Cola Femsa SAB de CV unit	236,887	2,231,223
Fomento Economico Mexicano SAB de CV unit	772,777	8,132,276
		12,769,695
Consumer Staples Distribution & Retail - 0.1%
Grupo Comercial Chedraui SA de CV	134,500	869,873
La Comer SAB de CV (e)	135,317	255,515
Wal-Mart de Mexico SAB de CV Series V	2,318,169	7,346,789
		8,472,177
Food Products - 0.0%
Alfa SAB de CV Series A	1,644,325	1,201,559
Gruma SAB de CV Series B	81,630	1,559,963
Grupo Bimbo SAB de CV	589,585	1,792,762
		4,554,284
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	678,712	1,196,455
TOTAL CONSUMER STAPLES		26,992,611

Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (c)(d)	370,999	888,407
Grupo Financiero Banorte SAB de CV	1,154,669	9,922,482
Grupo Financiero Inbursa SAB de CV Series O (b)	825,513	2,122,032
Regional SAB de CV	111,033	777,494
		13,710,415
Capital Markets - 0.0%
Bolsa Mexicana de Valores SAB de CV	226,153	474,551
Consumer Finance - 0.0%
Gentera SAB de CV	502,790	877,873
Insurance - 0.0%
Qualitas Controladora SAB de CV	89,591	987,258
TOTAL FINANCIALS		16,050,097

Health Care - 0.0%
Pharmaceuticals - 0.0%
Genomma Lab Internacional SAB de CV	349,648	410,973
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	250,638	1,742,535
Passenger Airlines - 0.0%
Controladora Vuela Cia de Aviacion SAB de CV Series A (b)(e)	467,223	173,923
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	129,870	1,434,030
Grupo Aeroportuario del Pacifico SAB de CV Series B	172,184	3,495,922
Grupo Aeroportuario del Sureste SAB de CV Series B	80,622	2,553,897
Promotora y Operadora de Infraestructura SAB de CV	86,018	962,009
		8,445,858
TOTAL INDUSTRIALS		10,362,316

Materials - 0.1%
Chemicals - 0.0%
Controladora Alpek SAB de CV (e)	1,590,325	244,908
Orbia Advance Corp SAB de CV	412,411	275,705
		520,613
Construction Materials - 0.0%
Cemex SAB de CV unit	6,765,845	4,174,638
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	1,371,665	7,127,441
Industrias Penoles SAB de CV (b)	88,318	1,761,316
Southern Copper Corp	38,966	3,488,236
		12,376,993
TOTAL MATERIALS		17,072,244

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	1,276,289	1,645,922
Industrial REITs - 0.0%
FIBRA Macquarie Mexico (c)(d)(e)	365,926	573,599
Prologis Property Mexico SA de CV	468,001	1,666,958
		2,240,557
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	397,504	1,083,631
TOTAL REAL ESTATE		4,970,110

TOTAL MEXICO		84,751,097
NETHERLANDS - 2.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	1,726,539	8,031,608
Entertainment - 0.1%
Universal Music Group NV	364,726	10,724,940
Media - 0.0%
Havas NV	310,802	513,421
TOTAL COMMUNICATION SERVICES		19,269,969

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Basic-Fit NV (b)(c)(d)(e)	23,573	532,223
Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	57,183	4,456,848
Heineken NV	127,443	11,408,086
		15,864,934
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	407,544	16,733,375
Redcare Pharmacy NV (b)(c)(d)(e)	6,832	1,014,666
		17,748,041
Food Products - 0.0%
JDE Peet's NV	77,220	1,863,296
TOTAL CONSUMER STAPLES		35,476,271

Energy - 0.0%
Energy Equipment & Services - 0.0%
SBM Offshore NV	59,599	1,251,760
SBM Offshore NV rights (b)(g)	59,599	58,105
		1,309,865
Oil, Gas & Consumable Fuels - 0.0%
Koninklijke Vopak NV	27,055	1,116,859
TOTAL ENERGY		2,426,724

Financials - 0.5%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (c)(d)	205,053	4,227,756
ABN AMRO Bank NV rights (b)(g)	205,053	174,221
ING Groep NV	1,395,866	27,106,764
		31,508,741
Capital Markets - 0.0%
Euronext NV (c)(d)	34,802	5,795,541
Flow Traders Ltd	17,248	512,322
Van Lanschot Kempen NV depository receipt	14,905	861,986
		7,169,849
Financial Services - 0.1%
Adyen NV (b)(c)(d)	9,792	15,845,544
EXOR NV	39,289	3,689,758
		19,535,302
Insurance - 0.1%
Aegon Ltd	592,128	3,808,536
ASR Nederland NV	70,234	4,407,878
NN Group NV	119,296	7,284,288
		15,500,702
TOTAL FINANCIALS		73,714,594

Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	26,880	17,376,553
Pharming Group NV (b)(e)	362,612	318,769
		17,695,322
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	355,274	9,016,792
TOTAL HEALTH CARE		26,712,114

Industrials - 0.2%
Air Freight & Logistics - 0.0%
PostNL NV (e)	213,711	217,529
PostNL NV rights (b)(e)(g)	213,711	9,684
		227,213
Construction & Engineering - 0.0%
Fugro NV	54,362	634,315
Fugro NV rights (b)(g)	54,362	46,188
Koninklijke BAM Groep NV (b)	127,443	859,025
Koninklijke Heijmans N.V depository receipt	12,014	613,269
		2,152,797
Electrical Equipment - 0.0%
TKH Group NV depository receipt	19,458	764,892
Machinery - 0.0%
Aalberts NV	44,592	1,472,038
Aalberts NV rights (b)(g)	44,592	57,083
		1,529,121
Professional Services - 0.2%
Arcadis NV	32,358	1,561,578
Randstad NV	49,110	1,959,439
Wolters Kluwer NV	105,801	18,631,718
		22,152,735
Trading Companies & Distributors - 0.0%
IMCD NV	26,602	3,521,400
TOTAL INDUSTRIALS		30,348,158

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
ASM International NV	20,930	10,084,097
ASML Holding NV	174,988	115,471,978
BE Semiconductor Industries NV	36,546	3,901,643
		129,457,718
Software - 0.0%
Nebius Group NV Class A (Russia) (b)(f)	84,793	0
TOTAL INFORMATION TECHNOLOGY		129,457,718

Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	76,238	4,798,507
Corbion NV	26,239	558,530
OCI NV	52,058	430,510
		5,787,547
Metals & Mining - 0.0%
AMG Critical Materials NV (e)	15,843	280,882
TOTAL MATERIALS		6,068,429

Real Estate - 0.0%
Retail REITs - 0.0%
Eurocommercial Properties NV	20,720	597,379
Wereldhave NV (b)	20,277	381,774
		979,153
TOTAL NETHERLANDS		324,985,353
NEW ZEALAND - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd	892,363	1,105,571
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	412,059	2,582,674
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	262,400	5,293,401
Health Care Providers & Services - 0.0%
Ryman Healthcare Ltd (b)	393,020	515,504
TOTAL HEALTH CARE		5,808,905

Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (b)	504,470	918,507
Passenger Airlines - 0.0%
Air New Zealand Ltd	884,750	306,033
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	745,417	3,343,007
TOTAL INDUSTRIALS		4,567,547

Information Technology - 0.1%
Software - 0.1%
Xero Ltd (b)	64,379	6,779,953
Real Estate - 0.0%
Industrial REITs - 0.0%
Goodman Property Trust	496,458	541,172
Retail REITs - 0.0%
Kiwi Property Group Ltd	807,384	395,854
TOTAL REAL ESTATE		937,026

Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	360,549	1,899,367
Mercury NZ Ltd	317,250	1,052,739
		2,952,106
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	586,854	1,910,312
TOTAL UTILITIES		4,862,418

TOTAL NEW ZEALAND		26,644,094
NIGERIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Airtel Africa PLC (c)(d)	393,620	899,650
NORWAY - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	266,843	4,006,467
Media - 0.0%
Schibsted ASA A Shares	39,201	1,189,211
Schibsted ASA B Shares	37,020	1,063,977
		2,253,188
TOTAL COMMUNICATION SERVICES		6,259,655

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (c)(d)	76,107	564,032
Consumer Staples - 0.1%
Food Products - 0.1%
Austevoll Seafood ASA	47,470	444,430
Leroy Seafood Group ASA	126,426	551,232
Mowi ASA	205,929	3,762,914
Orkla ASA	310,789	3,453,410
Salmar ASA	29,498	1,453,152
		9,665,138
Energy - 0.1%
Energy Equipment & Services - 0.0%
Aker Solutions ASA	137,692	371,382
DOF Group ASA A Shares (b)	68,839	534,982
Odfjell Drilling Ltd	47,367	244,953
TGS ASA	86,996	643,477
		1,794,794
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	139,841	3,000,222
BLUENORD ASA (b)(e)	11,577	663,234
DNO ASA A Shares	255,301	292,224
Equinor ASA	371,347	8,405,675
FLEX LNG Ltd	15,434	372,372
Frontline PLC (Norway) (e)	64,676	1,086,388
		13,820,115
TOTAL ENERGY		15,614,909

Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	391,890	9,748,845
SpareBank 1 Nord Norge	48,991	653,063
Sparebank 1 Oestlandet	24,051	399,948
SpareBank 1 SMN	57,877	1,046,675
SpareBank 1 Sor-Norge ASA	95,801	1,523,106
		13,371,637
Insurance - 0.0%
Gjensidige Forsikring ASA	88,862	2,072,200
Protector Forsikring ASA	25,830	907,478
Storebrand ASA A Shares	190,099	2,282,270
		5,261,948
TOTAL FINANCIALS		18,633,585

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	39,108	6,270,272
Industrial Conglomerates - 0.0%
Aker ASA A Shares	9,423	543,457
Machinery - 0.0%
AutoStore Holdings Ltd (b)(c)(d)	568,465	254,086
Hexagon Composites ASA (b)(e)	73,532	131,183
TOMRA Systems ASA (b)	98,384	1,536,748
		1,922,017
Marine Transportation - 0.0%
Golden Ocean Group Ltd (Norway) (e)	59,969	459,420
Hoegh Autoliners ASA	52,479	418,686
MPC Container Ships ASA	191,941	282,282
Stolt-Nielsen Ltd	12,088	270,729
Wallenius Wilhelmsen ASA	50,259	361,119
		1,792,236
Passenger Airlines - 0.0%
Norwegian Air Shuttle ASA (b)	357,915	468,406
TOTAL INDUSTRIALS		10,996,388

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Kitron ASA	88,366	433,191
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (b)(e)	85,033	837,792
Software - 0.0%
Crayon Group Holding ASA (b)(c)(d)	38,283	456,302
TOTAL INFORMATION TECHNOLOGY		1,727,285

Materials - 0.0%
Chemicals - 0.0%
Elkem ASA (b)(c)(d)	136,338	238,514
Metals & Mining - 0.0%
Norsk Hydro ASA	624,003	3,309,971
TOTAL MATERIALS		3,548,485

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Entra ASA (b)(c)(d)	34,047	392,067
TOTAL NORWAY		67,401,544
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	30,229	6,112,002
Intercorp Financial Services Inc (United States) (d)	19,022	644,275
		6,756,277
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	75,804	1,073,385
Hochschild Mining PLC (b)	154,793	582,157
		1,655,542
TOTAL PERU		8,411,819
PHILIPPINES - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Converge Information and Communications Technology Solutions Inc	1,185,135	405,354
Wireless Telecommunication Services - 0.0%
PLDT Inc	34,019	793,420
TOTAL COMMUNICATION SERVICES		1,198,774

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
DigiPlus Interactive Corp	614,700	439,147
Jollibee Foods Corp	206,884	850,752
		1,289,899
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Puregold Price Club Inc	527,082	303,047
Food Products - 0.0%
Century Pacific Food Inc	601,432	410,929
Monde Nissin Corp (c)(d)	1,736,700	243,145
Universal Robina Corp	405,681	601,649
		1,255,723
TOTAL CONSUMER STAPLES		1,558,770

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Semirara Mining & Power Corp	469,147	287,044
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	956,913	2,402,003
BDO Unibank Inc	1,071,287	3,078,129
Metropolitan Bank & Trust Co	821,126	1,132,506
		6,612,638
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Ayala Corp	110,484	1,187,269
DMCI Holdings Inc	1,346,826	256,027
GT Capital Holdings Inc	44,279	388,471
JG Summit Holdings Inc	1,267,211	385,495
SM Investments Corp	98,475	1,534,640
		3,751,902
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	452,566	2,771,102
TOTAL INDUSTRIALS		6,523,004

Real Estate - 0.0%
Office REITs - 0.0%
AREIT Inc	459,431	324,823
Real Estate Management & Development - 0.0%
Ayala Land Inc	3,031,497	1,361,463
Robinsons Land Corp	933,113	195,381
SM Prime Holdings Inc	4,565,157	1,995,068
		3,551,912
TOTAL REAL ESTATE		3,876,735

Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	130,228	1,330,571
Independent Power and Renewable Electricity Producers - 0.0%
ACEN Corp	5,658,382	270,790
TOTAL UTILITIES		1,601,361

TOTAL PHILIPPINES		22,948,225
POLAND - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange Polska SA	299,719	768,992
Entertainment - 0.0%
CD Projekt SA	28,874	1,779,106
Media - 0.0%
Cyfrowy Polsat SA (b)(e)	114,550	560,348
TOTAL COMMUNICATION SERVICES		3,108,446

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	260,900	2,275,373
Specialty Retail - 0.0%
Auto Partner SA (d)(e)	41,058	216,377
CCC SA (b)	24,389	1,403,391
		1,619,768
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	482	1,963,782
TOTAL CONSUMER DISCRETIONARY		5,858,923

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(c)(d)	21,526	3,011,482
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	251,754	4,544,407
Financials - 0.3%
Banks - 0.2%
Alior Bank SA	41,083	1,111,350
Bank Handlowy w Warszawie SA	14,413	448,422
Bank Millennium SA (b)	283,798	1,095,444
Bank Polska Kasa Opieki SA (b)	81,577	4,064,984
mBank SA (b)(e)	6,661	1,450,323
Powszechna Kasa Oszczednosci Bank Polski SA	386,650	7,403,925
Santander Bank Polska SA	18,033	2,753,720
		18,328,168
Capital Markets - 0.0%
XTB SA (c)(d)	32,691	709,198
Consumer Finance - 0.0%
KRUK SA (e)	7,861	830,221
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	263,680	4,104,642
TOTAL FINANCIALS		23,972,229

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	97,973	1,642,633
Construction & Engineering - 0.0%
Budimex SA	5,647	945,985
Professional Services - 0.0%
Benefit Systems SA	950	819,344
TOTAL INDUSTRIALS		3,407,962

Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA (e)	24,941	1,026,712
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA (e)	4,460	1,019,469
KGHM Polska Miedz SA	60,988	1,928,943
		2,948,412
Utilities - 0.0%
Electric Utilities - 0.0%
Enea SA (b)	122,003	460,273
PGE Polska Grupa Energetyczna SA (b)	398,836	868,611
Tauron Polska Energia SA (b)	468,292	732,200
		2,061,084
TOTAL POLAND		49,939,657
PORTUGAL - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NOS SGPS SA	121,690	506,623
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	124,074	2,996,680
Sonae SGPS SA	361,436	458,587
		3,455,267
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	184,867	2,864,289
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	2,702,933	1,726,366
Industrials - 0.0%
Air Freight & Logistics - 0.0%
CTT-Correios de Portugal SA	35,493	312,418
Materials - 0.0%
Containers & Packaging - 0.0%
Corticeira Amorim SGPS SA	25,958	223,783
Paper & Forest Products - 0.0%
Navigator Co SA/The	125,409	475,365
TOTAL MATERIALS		699,148

Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	1,397,970	5,510,325
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	209,650	687,568
TOTAL UTILITIES		6,197,893

TOTAL PORTUGAL		15,762,004
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	368,655	1,312,213
Wireless Telecommunication Services - 0.0%
Vodafone Qatar QSC	963,970	624,820
TOTAL COMMUNICATION SERVICES		1,937,033

Energy - 0.0%
Energy Equipment & Services - 0.0%
Gulf International Services QSC	504,962	427,574
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	274,006	1,128,835
Qatar Gas Transport Co Ltd	1,279,802	1,609,507
		2,738,342
TOTAL ENERGY		3,165,916

Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	2,731,215	1,674,285
Commercial Bank of Qatar	1,432,207	1,691,428
Doha Bank QPSC	1,188,104	769,445
Dukhan Bank	849,669	816,765
Qatar International Islamic Bank QSC	446,522	1,299,954
Qatar Islamic Bank QPSC	782,934	4,539,340
Qatar National Bank QPSC	2,027,950	9,301,501
		20,092,718
Industrials - 0.0%
Construction & Engineering - 0.0%
Estithmar Holding QPSC	554,268	418,479
Industrial Conglomerates - 0.0%
Industries Qatar QSC	652,799	2,251,897
Marine Transportation - 0.0%
Qatar Navigation QSC	448,054	1,365,943
TOTAL INDUSTRIALS		4,036,319

Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	2,635,506	1,020,616
Metals & Mining - 0.0%
Qatar Aluminum Manufacturing Co	1,335,400	470,563
TOTAL MATERIALS		1,491,179

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	965,446	742,447
United Development Co QSC	1,083,569	306,828
		1,049,275
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	195,813	822,296
TOTAL QATAR		32,594,736
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	270,464	2,073,563
RUSSIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Rostelecom PJSC (b)(f)	298,140	0
Interactive Media & Services - 0.0%
VK IPJSC (b)(f)	35,535	0
VK IPJSC GDR (b)(d)(f)	4,260	0
		0
Wireless Telecommunication Services - 0.0%
Sistema AFK PAO GDR (b)(d)(f)	40,315	0
TOTAL COMMUNICATION SERVICES		0

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (Russia) (b)(f)	17,054	0
Specialty Retail - 0.0%
Detsky Mir PJSC (b)(c)(d)(f)	227,830	0
TOTAL CONSUMER DISCRETIONARY		0

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	3,442,771	0
LUKOIL PJSC (b)(f)	120,075	0
Rosneft Oil Co PJSC (b)(f)	315,946	0
Surgutneftegas PAO (b)(f)	2,091,286	0
Tatneft PJSC (b)(f)	399,435	0
		0
Financials - 0.0%
Banks - 0.0%
Credit Bank of Moscow PJSC (b)(f)	4,537,000	1
Sberbank of Russia PJSC (b)(f)	3,156,853	0
VTB Bank PJSC (b)(f)	192,769	0
		1
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(f)	449,874	0
TKS Holding MKPAO JSC (b)(f)	2,047	0
		0
TOTAL FINANCIALS		1

Industrials - 0.0%
Passenger Airlines - 0.0%
Aeroflot PJSC (b)(f)	402,869	0
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(d)(f)	277	0
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	739,283	0
GMK Norilskiy Nickel PAO (b)(f)	1,831,800	0
Novolipetsk Steel PJSC (b)(f)	409,801	0
Polyus PJSC (b)(f)	100,380	0
Severstal PAO (b)(f)	63,766	0
United Co RUSAL International PJSC (Russia) (b)(f)	983,490	0
		0
Paper & Forest Products - 0.0%
Segezha Group PJSC (b)(c)(d)(f)	1,842,700	0
TOTAL MATERIALS		0

Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(f)	11,220,073	2
Independent Power and Renewable Electricity Producers - 0.0%
Unipro PJSC (b)(f)	8,778,000	1
TOTAL UTILITIES		3

TOTAL RUSSIA		4
SAUDI ARABIA - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Etihad Atheeb Telecommunication Co	11,344	303,034
Saudi Telecom Co	887,986	11,268,648
		11,571,682
Media - 0.0%
Arabian Contracting Services Co	9,752	342,663
Saudi Research & Media Group (b)	16,422	758,286
		1,100,949
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	172,694	2,891,317
Mobile Telecommunications Co Saudi Arabia	210,451	714,791
		3,606,108
TOTAL COMMUNICATION SERVICES		16,278,739

Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
National Co For Learning & Education	8,812	368,366
Hotels, Restaurants & Leisure - 0.0%
Jahez International Co (b)	47,941	345,087
Leejam Sports Co JSC	12,420	463,563
Seera Group Holding (b)	74,145	482,315
		1,290,965
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	22,956	843,343
Jarir Marketing Co	272,881	918,103
Saudi Automotive Services Co	17,163	302,450
United Electronics Co	20,127	504,389
		2,568,285
Textiles, Apparel & Luxury Goods - 0.0%
Alaseel Co	165,983	177,888
TOTAL CONSUMER DISCRETIONARY		4,405,504

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Abdullah Al Othaim Markets Co	208,435	501,229
Al-Dawaa Medical Services Co	17,397	391,913
Almunajem Foods Co	11,842	260,457
BinDawood Holding Co	202,278	339,741
Nahdi Medical Co	18,888	572,036
		2,065,376
Food Products - 0.0%
Almarai Co JSC	221,252	3,114,439
National Agriculture Development Co/The (b)	73,489	436,120
Saudia Dairy & Foodstuff Co	7,938	646,307
Savola Group/The (b)	67,075	559,711
Sinad Holding Co (b)	61,203	191,558
		4,948,135
TOTAL CONSUMER STAPLES		7,013,511

Energy - 0.1%
Energy Equipment & Services - 0.0%
Ades Holding Co	154,286	622,746
Oil, Gas & Consumable Fuels - 0.1%
Saudi Arabian Oil Co (c)(d)	2,540,140	17,166,998
TOTAL ENERGY		17,789,744

Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	869,703	22,583,366
Alinma Bank	542,621	4,195,206
Arab National Bank	405,085	2,321,899
Bank Al-Jazira	294,547	1,060,101
Bank AlBilad	327,404	2,522,554
Banque Saudi Fransi	550,351	2,696,771
Riyad Bank	661,246	5,420,844
Saudi Awwal Bank	450,783	4,206,242
Saudi Investment Bank/The	286,947	1,150,557
Saudi National Bank/The	1,306,020	12,430,161
		58,587,701
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co (b)	22,546	1,101,168
Financial Services - 0.0%
Saudi Advanced Industries Co	20,125	155,862
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (b)	18,835	657,803
Bupa Arabia for Cooperative Insurance Co	38,070	1,705,104
Co for Cooperative Insurance/The	33,528	1,240,669
Rasan Information Technology Co	19,403	441,759
Saudi Reinsurance Co (b)	21,091	276,925
		4,322,260
TOTAL FINANCIALS		64,166,991

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Al Hammadi Holding	39,187	419,456
Dallah Healthcare Co	16,264	528,988
Dr Sulaiman Al Habib Medical Services Group Co	39,090	2,984,678
Middle East Healthcare Co (b)	20,884	386,952
Mouwasat Medical Services Co	44,317	856,578
National Medical Care Co	10,533	418,405
Saudi Chemical Co Holding (b)	201,303	453,488
		6,048,545
Pharmaceuticals - 0.0%
Jamjoom Pharmaceuticals Factory Co	11,346	523,296
Saudi Pharmaceutical Industries & Medical Appliances Corp (b)	33,815	229,884
		753,180
TOTAL HEALTH CARE		6,801,725

Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	11,691	569,130
Commercial Services & Supplies - 0.0%
Catrion Catering Holding Co	19,735	619,785
Electrical Equipment - 0.0%
Electrical Industries Co	307,402	581,867
Ground Transportation - 0.0%
United International Transportation Co	19,802	389,605
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	17,831	709,256
Transportation Infrastructure - 0.0%
Saudi Ground Services Co	44,375	589,151
TOTAL INDUSTRIALS		3,458,794

Information Technology - 0.0%
IT Services - 0.0%
Al Moammar Information Systems Co	9,688	339,382
Arabian Internet & Communications Services Co	11,066	844,933
Elm Co	10,835	2,989,125
		4,173,440
Materials - 0.3%
Chemicals - 0.2%
Advanced Petrochemical Co (b)	65,367	525,418
National Industrialization Co (b)	173,721	427,940
SABIC Agri-Nutrients Co	103,648	2,727,324
Sahara International Petrochemical Co	169,584	859,008
Saudi Aramco Base Oil Co	24,107	638,192
Saudi Basic Industries Corp	395,307	6,428,699
Saudi Industrial Investment Group	178,769	720,614
Saudi Kayan Petrochemical Co (b)	379,578	583,896
Yanbu National Petrochemical Co	134,236	1,143,401
		14,054,492
Construction Materials - 0.0%
Arabian Cement Co/Saudi Arabia	36,948	250,197
Qassim Cement Co/The	33,079	464,752
Riyadh Cement Co	36,514	330,490
Saudi Cement Co	43,521	534,303
Southern Province Cement Co	45,294	374,939
Yamama Cement Co	51,179	493,923
Yanbu Cement Co	61,365	356,645
		2,805,249
Metals & Mining - 0.1%
Al Masane Al Kobra Mining Co	20,490	330,488
East Pipes Integrated Co for Industry	7,446	267,591
Saudi Arabian Mining Co (b)	593,763	8,088,962
		8,687,041
Paper & Forest Products - 0.0%
Middle East Paper Co (b)	36,460	271,193
TOTAL MATERIALS		25,817,975

Real Estate - 0.0%
Diversified REITs - 0.0%
Al Rajhi REIT	150,463	338,556
Jadwa REIT Saudi Fund	98,022	268,120
		606,676
Real Estate Management & Development - 0.0%
Arabian Centres Co (c)(d)	106,539	562,383
Arriyadh Development Co	48,730	445,604
Dar Al Arkan Real Estate Development Co (b)	240,102	1,401,842
Emaar Economic City (b)	91,253	370,758
Retal Urban Development Co	120,778	542,236
Saudi Real Estate Co (b)	72,273	445,089
		3,767,912
TOTAL REAL ESTATE		4,374,588

Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	359,110	1,434,161
Gas Utilities - 0.0%
National Gas & Industrialization Co	18,789	443,308
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co	65,430	5,616,833
Water Utilities - 0.0%
AlKhorayef Water & Power Technologies Co	9,021	389,609
TOTAL UTILITIES		7,883,911

TOTAL SAUDI ARABIA		162,164,922
SINGAPORE - 1.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
NETLINK NBN TRUST (d)	1,289,653	903,180
Singapore Telecommunications Ltd	3,297,360	9,539,911
		10,443,091
Entertainment - 0.1%
Sea Ltd Class A ADR (b)	162,892	21,835,673
Wireless Telecommunication Services - 0.0%
StarHub Ltd (e)	306,054	274,329
TOTAL COMMUNICATION SERVICES		32,553,093

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	2,639,962	1,497,036
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Olam Group Ltd	443,783	328,502
Sheng Siong Group Ltd	363,143	489,274
		817,776
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BW LPG Ltd (c)(d)(e)	47,310	470,217
Hafnia Ltd	143,338	659,277
		1,129,494
Financials - 0.5%
Banks - 0.5%
DBS Group Holdings Ltd	880,930	28,620,724
Oversea-Chinese Banking Corp Ltd	1,493,131	18,478,637
United Overseas Bank Ltd	557,573	14,808,494
		61,907,855
Capital Markets - 0.0%
iFAST Corp Ltd	69,080	329,050
Singapore Exchange Ltd	383,770	4,221,801
Yangzijiang Financial Holding Ltd	1,126,801	614,354
		5,165,205
TOTAL FINANCIALS		67,073,060

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Raffles Medical Group Ltd	430,568	333,334
Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	698,333	3,965,305
Air Freight & Logistics - 0.0%
Singapore Post Ltd	725,107	317,345
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	1,001,534	1,174,977
Grab Holdings Ltd Class A (b)	1,030,182	5,027,289
		6,202,266
Industrial Conglomerates - 0.0%
Keppel Ltd	619,196	3,113,132
Machinery - 0.0%
Seatrium Ltd (b)	979,961	1,439,123
Passenger Airlines - 0.0%
Singapore Airlines Ltd	641,561	3,292,437
Transportation Infrastructure - 0.0%
SATS Ltd	413,687	892,122
SIA Engineering Co Ltd	148,043	253,938
		1,146,060
TOTAL INDUSTRIALS		19,475,668

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	123,247	1,094,066
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	302,653	6,795,494
UMS Integration Ltd (e)	340,673	281,717
		7,077,211
TOTAL INFORMATION TECHNOLOGY		8,171,277

Materials - 0.0%
Chemicals - 0.0%
Keppel Infrastructure Trust	1,930,627	591,833
Real Estate - 0.2%
Diversified REITs - 0.0%
Mapletree Pan Asia Commercial Trust	985,553	922,990
Suntec Real Estate Investment Trust	930,557	820,441
		1,743,431
Health Care REITs - 0.0%
Parkway Life Real Estate Investment Trust	214,573	695,098
Hotel & Resort REITs - 0.0%
CapitaLand Ascott Trust unit	1,128,139	738,150
CDL Hospitality Trusts unit (e)	440,385	268,157
Far East Hospitality Trust unit	518,626	216,480
		1,222,787
Industrial REITs - 0.2%
AIMS APAC REIT	301,267	284,054
CapitaLand Ascendas REIT	1,615,758	3,292,364
ESR-REIT	306,027	515,707
Frasers Logistics & Commercial Trust (d)	1,241,705	851,732
Mapletree Industrial Trust	941,710	1,456,713
Mapletree Logistics Trust	1,582,375	1,361,684
		7,762,254
Office REITs - 0.0%
Keppel REIT	1,078,283	706,393
Real Estate Management & Development - 0.0%
Capitaland India Trust (e)	506,582	377,946
CapitaLand Investment Ltd/Singapore	1,062,224	2,238,736
City Developments Ltd (e)	213,810	814,091
UOL Group Ltd	194,616	860,919
		4,291,692
Retail REITs - 0.0%
CapitaLand China Trust	674,962	356,353
CapitaLand Integrated Commercial Trust	2,527,775	4,159,963
Frasers Centrepoint Trust	621,838	1,077,274
Lendlease Global Commercial REIT (e)	846,530	333,974
PARAGON REIT	563,814	423,075
Starhill Global REIT	726,259	275,496
		6,626,135
Specialized REITs - 0.0%
Digital Core REIT Management Pte Ltd	459,738	229,986
Keppel DC REIT	867,516	1,435,259
		1,665,245
TOTAL REAL ESTATE		24,713,035

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Kenon Holdings Ltd/Singapore	11,227	345,536
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	400,717	2,026,895
TOTAL UTILITIES		2,372,431

TOTAL SINGAPORE		158,728,037
SOUTH AFRICA - 0.9%
Communication Services - 0.0%
Media - 0.0%
MultiChoice Group (b)	109,601	638,942
Wireless Telecommunication Services - 0.0%
MTN Group Ltd	755,753	4,985,603
Vodacom Group Ltd	279,700	2,059,266
		7,044,869
TOTAL COMMUNICATION SERVICES		7,683,811

Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	75,222	19,784,038
Woolworths Holdings Ltd/South Africa	413,529	1,280,520
		21,064,558
Specialty Retail - 0.0%
Foschini Group Ltd	149,259	1,037,280
Motus Holdings Ltd	78,331	366,278
Mr Price Group Ltd	118,691	1,512,634
Pepkor Holdings Ltd (c)(d)	1,064,673	1,535,087
Super Group Ltd/South Africa	169,205	263,433
Truworths International Ltd	166,654	665,675
We Buy Cars Pty Ltd	147,948	342,803
		5,723,190
TOTAL CONSUMER DISCRETIONARY		26,787,748

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	146,938	3,692,952
Boxer Retail Ltd (e)	81,695	304,359
Clicks Group Ltd	104,678	2,226,284
Dis-Chem Pharmacies Ltd (c)(d)	227,020	385,054
Pick n Pay Stores Ltd (b)(e)	276,666	416,012
Shoprite Holdings Ltd	221,004	3,392,421
SPAR Group Ltd/The (b)(e)	87,981	541,898
		10,958,980
Food Products - 0.0%
AVI Ltd	160,497	779,997
Tiger Brands Ltd	74,721	1,164,927
		1,944,924
TOTAL CONSUMER STAPLES		12,903,904

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	109,016	890,941
Thungela Resources Ltd	61,319	304,102
		1,195,043
Financials - 0.3%
Banks - 0.1%
Absa Group Ltd	375,768	3,449,359
Capitec Bank Holdings Ltd	38,543	7,132,152
Nedbank Group Ltd	206,016	2,807,056
Standard Bank Group Ltd	586,330	7,303,731
		20,692,298
Capital Markets - 0.0%
Investec Ltd	109,521	681,045
Jse Limited	50,634	346,493
Ninety One Ltd	134,885	260,035
		1,287,573
Financial Services - 0.1%
FirstRand Ltd	2,219,383	8,665,750
Remgro Ltd	224,230	1,927,284
		10,593,034
Insurance - 0.1%
Discovery Ltd	241,039	2,669,263
Momentum Group Ltd	595,505	1,087,204
Old Mutual Ltd	2,127,339	1,295,760
OUTsurance Group Ltd	390,076	1,601,301
Sanlam Ltd	782,798	3,556,021
Santam Ltd	20,887	452,521
		10,662,070
TOTAL FINANCIALS		43,234,975

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Life Healthcare Group Holdings Ltd	672,883	529,227
Netcare Ltd	632,916	464,107
		993,334
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	167,483	1,096,220
TOTAL HEALTH CARE		2,089,554

Industrials - 0.0%
Construction & Engineering - 0.0%
Wilson Bayly Holmes-Ovcon Ltd	32,462	335,313
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	148,373	1,874,080
Reunert Ltd	86,163	286,589
		2,160,669
Trading Companies & Distributors - 0.0%
Barloworld Ltd	77,661	452,992
TOTAL INDUSTRIALS		2,948,974

Materials - 0.3%
Chemicals - 0.0%
AECI Ltd (e)	64,855	356,156
Omnia Holdings Ltd	83,333	305,892
Sasol Ltd (b)	256,085	884,534
		1,546,582
Metals & Mining - 0.3%
African Rainbow Minerals Ltd	52,151	434,983
Anglo American Platinum Ltd (e)	42,018	1,438,865
Anglo American PLC	564,717	15,415,854
DRDGOLD Ltd	205,699	303,116
Gold Fields Ltd	398,644	8,941,169
Harmony Gold Mining Co Ltd	255,129	4,008,682
Impala Platinum Holdings Ltd (b)	406,955	2,420,213
Kumba Iron Ore Ltd	28,444	494,678
Northam Platinum Holdings Ltd	159,664	1,068,819
Pan African Resources PLC (e)	957,413	567,157
Sibanye Stillwater Ltd (b)	1,255,417	1,434,317
		36,527,853
Paper & Forest Products - 0.0%
Sappi Ltd	272,939	510,039
TOTAL MATERIALS		38,584,474

Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	1,474,321	1,035,918
Redefine Properties Ltd	3,055,468	758,888
		1,794,806
Industrial REITs - 0.0%
Equites Property Fund Ltd	406,156	330,798
Real Estate Management & Development - 0.0%
Fortress Real Estate Investments Ltd Class B	560,309	595,213
Retail REITs - 0.0%
Hyprop Investments Ltd	175,477	401,683
Resilient REIT Ltd	140,505	456,611
Vukile Property Fund Ltd	570,022	579,177
		1,437,471
TOTAL REAL ESTATE		4,158,288

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Scatec ASA (b)(c)(d)	68,450	520,115
TOTAL SOUTH AFRICA		140,106,886
SPAIN - 1.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	235,347	9,524,340
Telefonica SA	1,749,948	8,989,904
		18,514,244
Media - 0.0%
Atresmedia Corp de Medios de Comunicacion SA	56,447	355,539
TOTAL COMMUNICATION SERVICES		18,869,783

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
CIE Automotive SA	19,398	510,919
Gestamp Automocion SA (c)(d)(e)	91,519	271,635
		782,554
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	199,398	15,626,934
eDreams ODIGEO SA (b)	47,279	393,666
Melia Hotels International SA	56,387	406,903
		16,427,503
Specialty Retail - 0.2%
Industria de Diseno Textil SA	482,972	25,846,649
TOTAL CONSUMER DISCRETIONARY		43,056,706

Consumer Staples - 0.0%
Food Products - 0.0%
Viscofan SA	18,785	1,353,445
Energy - 0.0%
Energy Equipment & Services - 0.0%
Tecnicas Reunidas SA (b)	23,054	386,527
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA	507,983	6,209,416
TOTAL ENERGY		6,595,943

Financials - 0.8%
Banks - 0.8%
Banco Bilbao Vizcaya Argentaria SA	2,559,021	35,120,114
Banco de Sabadell SA	2,433,355	7,067,990
Banco Santander SA	6,732,666	47,150,737
Bankinter SA	302,772	3,512,271
CaixaBank SA	1,752,881	13,434,439
Unicaja Banco SA (c)(d)	483,702	918,384
		107,203,935
Insurance - 0.0%
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	294,067	426,411
Mapfre SA	419,526	1,489,465
		1,915,876
TOTAL FINANCIALS		109,119,811

Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (b)	131,587	1,236,373
Pharma Mar SA	6,495	547,057
		1,783,430
Pharmaceuticals - 0.0%
Almirall SA	40,455	446,837
Laboratorios Farmaceuticos Rovi SA	9,201	537,324
		984,161
TOTAL HEALTH CARE		2,767,591

Industrials - 0.1%
Air Freight & Logistics - 0.0%
Logista Integral SA	27,382	934,313
Commercial Services & Supplies - 0.0%
Befesa SA (c)(d)	18,316	554,006
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	79,653	4,971,943
Sacyr SA	265,488	969,644
		5,941,587
Machinery - 0.0%
Construcciones y Auxiliar de Ferrocarriles SA	9,728	473,876
Fluidra SA	42,819	985,672
		1,459,548
Transportation Infrastructure - 0.1%
Aena SME SA (c)(d)	32,518	8,155,937
TOTAL INDUSTRIALS		17,045,391

Information Technology - 0.0%
IT Services - 0.0%
Indra Sistemas SA	37,179	1,180,153
Materials - 0.0%
Containers & Packaging - 0.0%
Vidrala SA	9,909	1,075,394
Metals & Mining - 0.0%
Acerinox SA	85,465	961,897
Paper & Forest Products - 0.0%
Ence Energia y Celulosa SA (e)	85,944	276,507
TOTAL MATERIALS		2,313,798

Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	172,648	1,948,020
Office REITs - 0.0%
Inmobiliaria Colonial Socimi SA	134,802	871,213
TOTAL REAL ESTATE		2,819,233

Utilities - 0.5%
Electric Utilities - 0.5%
Acciona SA	10,899	1,585,345
Endesa SA	139,954	4,201,493
Iberdrola SA	2,575,559	46,426,667
Redeia Corp SA	179,490	3,761,702
		55,975,207
Gas Utilities - 0.0%
Enagas SA	107,582	1,678,209
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	139,708	1,306,505
EDP Renovaveis SA rights 5/5/2025 (b)	139,708	14,244
Grenergy Renovables SA (b)	6,454	369,226
Solaria Energia y Medio Ambiente SA (b)(e)	38,578	289,926
		1,979,901
TOTAL UTILITIES		59,633,317

TOTAL SPAIN		264,755,171
SWEDEN - 2.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	1,033,734	3,866,275
Entertainment - 0.0%
Embracer Group AB B Shares (b)	58,531	736,732
Modern Times Group MTG AB B Shares (b)	39,925	479,984
Paradox Interactive AB	18,801	368,609
		1,585,325
Interactive Media & Services - 0.0%
Hemnet Group AB (b)	40,066	1,372,081
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	245,069	3,606,752
TOTAL COMMUNICATION SERVICES		10,430,433

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Dometic Group AB (c)	138,127	496,460
Broadline Retail - 0.0%
Boozt AB (b)(c)(d)	27,656	241,924
Distributors - 0.0%
MEKO AB	22,536	295,646
Diversified Consumer Services - 0.0%
AcadeMedia AB (c)(d)	47,617	390,671
Hotels, Restaurants & Leisure - 0.1%
Betsson AB B Shares	55,125	967,846
Evolution AB (b)(c)(d)	70,451	4,880,465
Scandic Hotels Group AB (c)(d)	75,061	579,722
SkiStar AB B Shares	22,303	385,119
		6,813,152
Household Durables - 0.0%
Electrolux AB B Shares (b)	99,796	619,498
JM AB	35,732	570,795
		1,190,293
Leisure Products - 0.0%
Asmodee Group AB B Shares	58,356	643,000
MIPS AB (d)	12,269	433,867
Thule Group AB (c)(d)	48,540	1,104,837
		2,181,704
Specialty Retail - 0.0%
Bilia AB A Shares	31,012	390,477
Clas Ohlson AB B Shares	18,774	532,599
H & M Hennes & Mauritz AB B Shares	249,521	3,615,704
		4,538,780
Textiles, Apparel & Luxury Goods - 0.0%
New Wave Group AB B Shares	46,002	561,609
TOTAL CONSUMER DISCRETIONARY		16,710,239

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	49,167	1,374,977
Food Products - 0.0%
AAK AB	81,054	2,116,603
Household Products - 0.1%
Essity AB B Shares	269,128	7,751,822
TOTAL CONSUMER STAPLES		11,243,402

Financials - 0.5%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	699,178	11,027,850
Svenska Handelsbanken AB A Shares	640,463	8,383,545
Swedbank AB A1 Shares	373,736	9,276,216
		28,687,611
Capital Markets - 0.1%
Avanza Bank Holding AB	57,536	1,919,752
Bure Equity AB	24,925	835,518
EQT AB	165,222	4,748,712
Nordnet AB	63,430	1,666,879
Nordnet AB (b)(f)	492	0
Ratos AB B Shares	107,610	365,621
		9,536,482
Financial Services - 0.2%
Industrivarden AB A Shares	61,136	2,144,235
Industrivarden AB C Shares	56,868	1,992,778
Investor AB B Shares	751,113	22,170,869
Kinnevik AB B Shares	107,994	861,226
L E Lundbergforetagen AB B Shares	31,718	1,671,959
Svolder AB B Shares	59,484	350,793
		29,191,860
TOTAL FINANCIALS		67,415,953

Health Care - 0.1%
Biotechnology - 0.1%
BioArctic AB B Shares (b)(c)(d)(e)	16,970	344,123
BioGaia AB B Shares	45,236	479,715
BoneSupport Holding AB (b)(c)(d)	25,688	839,302
Swedish Orphan Biovitrum AB B Shares (b)	88,255	2,675,362
Vitrolife AB	35,459	578,174
		4,916,676
Health Care Equipment & Supplies - 0.0%
Arjo AB B Shares	108,498	361,903
Elekta AB B Shares	178,719	906,030
Getinge AB B Shares	102,867	1,981,670
Surgical Science Sweden AB (b)(e)	17,939	255,569
Vimian Group AB (b)	86,131	347,180
Xvivo Perfusion AB (b)	12,147	401,151
		4,253,503
Health Care Providers & Services - 0.0%
Ambea AB (c)(d)	39,198	473,677
Attendo AB (b)(c)(d)	52,398	355,627
Medicover Ab B Shares	30,789	769,287
		1,598,591
Health Care Technology - 0.0%
Sectra AB B Shares	62,435	1,915,909
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	53,665	1,016,057
Biotage AB A Shares	32,122	467,930
		1,483,987
Pharmaceuticals - 0.0%
Camurus AB (b)	16,568	1,064,479
TOTAL HEALTH CARE		15,233,145

Industrials - 0.9%
Aerospace & Defense - 0.0%
INVISIO AB	16,597	664,532
Saab AB B Shares	142,657	6,642,755
		7,307,287
Building Products - 0.2%
Assa Abloy AB B Shares	441,236	13,393,272
Inwido AB	28,367	602,235
Lindab International AB	36,133	761,128
Munters Group AB (c)(d)	59,057	757,039
Nibe Industrier AB B Shares	681,310	2,874,535
		18,388,209
Commercial Services & Supplies - 0.0%
Bravida Holding AB (c)(d)	102,602	974,483
Loomis AB	32,601	1,362,661
Sdiptech AB B Shares (b)	17,122	382,989
Securitas AB B Shares	217,463	3,453,579
		6,173,712
Construction & Engineering - 0.0%
Instalco AB (d)	110,309	306,772
NCC AB B Shares	39,966	746,765
Peab AB B Shares	85,426	709,269
Skanska AB B Shares	152,296	3,527,916
Sweco AB B Shares	91,317	1,599,500
		6,890,222
Electrical Equipment - 0.0%
AQ Group AB	29,570	475,727
Hexatronic Group AB (b)(e)	88,035	233,624
		709,351
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	61,366	1,655,812
Lifco AB B Shares	102,656	3,970,081
Nolato AB B Shares	89,674	503,317
Storskogen Group AB B Shares	616,652	803,233
		6,932,443
Machinery - 0.7%
Alfa Laval AB	125,658	5,201,569
Alimak Group AB (c)(d)	35,296	445,514
Atlas Copco AB A Shares	1,083,520	16,798,456
Atlas Copco AB B Shares	806,663	11,220,924
Electrolux Professional AB B Shares (b)	109,885	640,063
Epiroc AB A Shares	289,988	6,264,497
Epiroc AB B Shares	172,352	3,373,752
Husqvarna AB B Shares	158,388	738,232
Indutrade AB	120,436	3,249,672
Sandvik AB	470,777	9,746,260
SKF AB B Shares	151,056	2,962,357
Trelleborg AB B Shares	93,748	3,227,907
Troax Group AB	19,500	270,746
VBG Group AB B Shares	8,992	251,558
Volvo AB A Shares	52,302	1,424,229
Volvo AB B Shares	648,602	17,631,288
		83,447,024
Professional Services - 0.0%
AFRY AB B Shares	46,202	800,666
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	117,954	3,961,292
Beijer Ref AB B Shares	173,550	2,643,067
Bufab AB	13,864	574,039
		7,178,398
TOTAL INDUSTRIALS		137,827,312

Information Technology - 0.2%
Communications Equipment - 0.1%
HMS Networks AB (b)	15,601	696,319
Telefonaktiebolaget LM Ericsson B Shares	1,237,106	10,450,305
		11,146,624
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	920,020	8,954,158
Mycronic AB	35,623	1,417,475
Ncab Group Ab	84,840	373,224
		10,744,857
IT Services - 0.0%
Addnode Group AB B Shares	57,536	497,051
Atea ASA	37,651	513,913
		1,010,964
Software - 0.0%
Fortnox AB	215,967	1,943,491
Truecaller AB B Shares	109,089	821,088
Vitec Software Group AB B Shares	15,349	700,316
Yubico AB (e)	21,985	440,360
		3,905,255
TOTAL INFORMATION TECHNOLOGY		26,807,700

Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	123,146	1,066,403
Containers & Packaging - 0.0%
Billerud Aktiebolag	99,218	1,044,994
Metals & Mining - 0.1%
Alleima AB	85,431	669,536
Boliden AB (b)	121,373	3,718,230
Granges AB	50,292	628,032
SSAB AB A Shares	137,223	866,029
SSAB AB B Shares	249,404	1,549,760
		7,431,587
Paper & Forest Products - 0.0%
Holmen AB B Shares	33,827	1,339,011
Svenska Cellulosa AB SCA B Shares	265,794	3,445,656
		4,784,667
TOTAL MATERIALS		14,327,651

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Atrium Ljungberg AB B Shares	123,730	439,017
Castellum AB (b)	177,162	2,145,446
Catena AB	21,486	1,008,778
Cibus Nordic Real Estate AB publ	31,339	541,636
Dios Fastigheter AB	55,616	386,674
Fabege AB	110,118	939,344
Fastighets AB Balder B Shares (b)	318,560	2,280,726
Hufvudstaden AB A Shares	51,715	628,681
NP3 Fastigheter AB	15,282	397,643
Nyfosa AB (b)	81,608	765,801
Pandox AB B Shares	47,978	800,171
Platzer Fastigheter Holding AB B Shares	30,378	238,234
Sagax AB B Shares	98,169	2,226,335
Samhallsbyggnadsbolaget i Norden AB B Shares (e)	517,948	210,169
Wallenstam AB B Shares	173,193	854,721
Wihlborgs Fastigheter AB	130,153	1,346,573
		15,209,949
TOTAL SWEDEN		315,205,784
SWITZERLAND - 3.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Sunrise Communications AG Series A	30,396	1,635,164
Swisscom AG	11,340	7,556,794
		9,191,958
Media - 0.0%
TX Group AG	1,489	334,477
TOTAL COMMUNICATION SERVICES		9,526,435

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Autoneum Holding AG	1,917	287,544
Specialty Retail - 0.0%
Avolta AG	39,549	1,802,159
Mobilezone Holding AG (e)	21,107	289,491
		2,091,650
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	238,702	42,179,890
Swatch Group AG/The	11,769	2,042,419
Swatch Group AG/The	5,794	201,194
		44,423,503
TOTAL CONSUMER DISCRETIONARY		46,802,697

Consumer Staples - 0.1%
Food Products - 0.1%
Aryzta AG (b)	445,828	1,115,988
Barry Callebaut AG (e)	1,573	1,412,241
Chocoladefabriken Lindt & Spruengli AG	47	6,651,239
Chocoladefabriken Lindt & Spruengli AG	427	6,228,969
Emmi AG	979	959,606
		16,368,043
Financials - 0.9%
Banks - 0.0%
Banque Cantonale Vaudoise (b)	13,434	1,650,461
Valiant Holding AG	7,370	1,085,832
		2,736,293
Capital Markets - 0.5%
EFG International AG	45,288	681,501
Julius Baer Group Ltd	91,556	5,937,231
Partners Group Holding AG	10,057	13,105,111
Swissquote Group Holding SA	4,901	2,511,811
UBS Group AG	1,459,523	44,014,694
Vontobel Holding AG	13,196	951,308
		67,201,656
Consumer Finance - 0.0%
Cembra Money Bank AG	14,285	1,722,127
Insurance - 0.4%
Baloise Holding AG	18,504	4,109,509
Helvetia Holding AG	16,529	3,630,832
Swiss Life Holding AG	12,643	12,591,684
Zurich Insurance Group AG	64,432	45,699,738
		66,031,763
TOTAL FINANCIALS		137,691,839

Health Care - 0.4%
Biotechnology - 0.0%
Basilea Pharmaceutica Ag Allschwil (b)	7,742	414,608
Kuros Biosciences AG (b)(e)	12,689	410,795
		825,403
Health Care Equipment & Supplies - 0.1%
Medacta Group SA (c)(d)	3,314	534,833
Sonova Holding AG	22,380	6,871,136
Straumann Holding AG	49,565	6,043,798
Ypsomed Holding AG	1,843	780,431
		14,230,198
Health Care Providers & Services - 0.0%
Galenica AG (c)(d)	22,321	2,336,626
Life Sciences Tools & Services - 0.2%
Bachem Holding AG Series B (b)(e)	14,782	901,767
Lonza Group AG	32,042	23,022,474
Siegfried Holding AG	18,390	2,183,583
SKAN Group AG	6,067	493,975
Tecan Group AG	5,938	1,148,246
		27,750,045
Pharmaceuticals - 0.1%
Dottikon Es Holding AG (b)(e)	1,772	422,523
Galderma Group AG	42,527	4,941,345
Sandoz Group AG	186,493	8,084,716
		13,448,584
TOTAL HEALTH CARE		58,590,856

Industrials - 0.7%
Building Products - 0.1%
Arbonia Ag	30,054	227,221
Belimo Holding AG	4,501	3,806,504
dormakaba Holding AG Series B	1,564	1,315,098
Forbo Holding AG	522	499,010
Geberit AG	14,844	10,255,103
Schweiter Technologies AG	751	345,768
Zehnder Group AG	5,487	364,315
		16,813,019
Construction & Engineering - 0.0%
Burkhalter Holding AG	4,340	644,677
Implenia AG	7,311	413,671
		1,058,348
Electrical Equipment - 0.3%
ABB Ltd	701,582	37,051,069
Accelleron Industries AG	43,378	2,319,870
Huber + Suhner AG	7,478	656,879
		40,027,818
Machinery - 0.2%
Bucher Industries AG	3,014	1,296,383
Burckhardt Compression Holding AG	1,540	1,041,158
Bystronic AG	762	232,658
Daetwyler Holdings Ag	3,710	534,013
Georg Fischer AG	34,808	2,505,113
Interroll Holding AG	340	741,504
Kardex Holding AG	2,932	733,577
Komax Holding AG (b)(e)	2,069	257,701
OC Oerlikon Corp AG Pfaffikon	92,762	392,470
Rieter Holding AG	1,516	128,576
Schindler Holding AG	14,008	5,105,236
Schindler Holding AG	14,156	5,008,241
Sfs Group Ag (b)	7,873	1,058,827
Stadler Rail AG (e)	25,197	661,866
Sulzer AG	8,493	1,432,393
VAT Group AG (c)(d)	12,070	4,303,872
		25,433,588
Marine Transportation - 0.0%
Kuehne + Nagel International AG	21,295	4,872,552
Professional Services - 0.1%
Adecco Group AG	75,948	1,971,050
SGS SA	70,123	6,858,095
		8,829,145
Trading Companies & Distributors - 0.0%
Bossard Holding AG Series A	3,155	687,307
DKSH Holding AG	16,238	1,196,184
		1,883,491
Transportation Infrastructure - 0.0%
Flughafen Zurich Ag Kloten	8,757	2,200,523
TOTAL INDUSTRIALS		101,118,484

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
ALSO Holding AG	2,716	827,617
Comet Holding AG	3,383	869,780
Inficon Holding AG	7,820	826,200
Landis+Gyr Group AG	11,334	726,442
LEM Holding SA	244	202,803
Sensirion Holding AG (b)(c)(d)	4,650	358,884
		3,811,726
Semiconductors & Semiconductor Equipment - 0.0%
u-blox Holding AG	3,972	400,882
Software - 0.0%
Temenos AG	25,282	1,807,279
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	67,554	5,077,907
TOTAL INFORMATION TECHNOLOGY		11,097,794

Materials - 0.3%
Chemicals - 0.3%
Clariant AG	99,854	1,111,841
DSM-Firmenich AG	82,446	8,956,371
EMS-Chemie Holding AG	3,025	2,226,555
Givaudan SA	4,096	19,761,644
Sika AG	67,218	16,798,289
		48,854,700
Containers & Packaging - 0.0%
SIG Group AG	136,169	2,624,885
Vetropack Holding AG Series A	7,334	253,249
		2,878,134
TOTAL MATERIALS		51,732,834

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Allreal Holding AG	6,557	1,444,312
International Workplace Group PLC	344,464	848,815
Intershop Holding AG	2,686	439,992
Mobimo Holding AG	3,459	1,334,817
PSP Swiss Property AG	20,233	3,601,172
Swiss Prime Site AG	34,336	4,838,283
		12,507,391
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG (b)	9,437	1,892,316
TOTAL SWITZERLAND		447,328,689
TAIWAN - 4.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	1,671,283	6,743,343
Entertainment - 0.0%
International Games System Co Ltd	113,755	2,943,313
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	780,555	2,088,923
Taiwan Mobile Co Ltd	801,181	2,838,920
		4,927,843
TOTAL COMMUNICATION SERVICES		14,614,499

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	781,181	1,204,137
Depo Auto Parts Ind Co Ltd	48,965	278,857
Hota Industrial Manufacturing Co Ltd	115,932	230,277
Kenda Rubber Industrial Co Ltd	333,153	245,261
Nan Kang Rubber Tire Co Ltd	243,443	296,972
Tong Yang Industry Co Ltd	174,434	716,312
		2,971,816
Automobiles - 0.0%
China Motor Corp	121,987	273,049
Sanyang Motor Co Ltd	248,562	537,539
Yulon Motor Co Ltd	283,144	348,031
		1,158,619
Broadline Retail - 0.0%
Far Eastern Department Stores Ltd	384,823	281,908
momo.com Inc	31,000	312,916
Poya International Co Ltd	27,656	413,246
		1,008,070
Hotels, Restaurants & Leisure - 0.0%
Wowprime Corp	38,716	268,810
Household Durables - 0.0%
Merry Electronics Co Ltd	125,370	443,034
Nien Made Enterprise Co Ltd	79,261	968,679
		1,411,713
Leisure Products - 0.0%
Fusheng Precision Co Ltd	45,987	511,947
Giant Manufacturing Co Ltd	140,636	572,963
Johnson Health Tech Co Ltd	45,000	242,329
Merida Industry Co Ltd	101,777	421,295
Topkey Corp	35,097	198,912
		1,947,446
Specialty Retail - 0.0%
Hotai Motor Co Ltd	134,251	2,607,919
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd (b)	85,386	1,110,732
Feng TAY Enterprise Co Ltd	232,255	820,501
Formosa Taffeta Co Ltd	464,534	240,317
Fulgent Sun International Holding Co Ltd	75,522	240,163
Lai Yih Footwear Co Ltd	24,000	256,098
Makalot Industrial Co Ltd	100,416	891,687
Pou Chen Corp	988,020	1,015,400
Ruentex Industries Ltd	270,104	463,258
Tainan Spinning Co Ltd	710,738	267,115
Taiwan Paiho Ltd	132,786	242,114
		5,547,385
TOTAL CONSUMER DISCRETIONARY		16,921,778

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Great Tree Pharmacy Co Ltd	44,586	222,001
President Chain Store Corp	251,783	2,054,861
		2,276,862
Food Products - 0.1%
Charoen Pokphand Enterprise	74,997	234,225
Great Wall Enterprise Co Ltd	297,530	555,660
Lian HWA Food Corp	59,000	240,078
Lien Hwa Industrial Holdings Corp	438,715	600,033
Standard Foods Corp	210,173	221,317
Uni-President Enterprises Corp	2,141,420	5,135,904
		6,987,217
Personal Care Products - 0.0%
Grape King Bio Ltd	70,283	298,730
Microbio Co Ltd	230,648	170,456
		469,186
TOTAL CONSUMER STAPLES		9,733,265

Financials - 0.5%
Banks - 0.3%
Chang Hwa Commercial Bank Ltd	2,665,975	1,517,161
CTBC Financial Holding Co Ltd	7,341,282	9,028,154
E.Sun Financial Holding Co Ltd	6,361,483	5,631,221
Far Eastern International Bank	1,096,805	440,715
First Financial Holding Co Ltd	4,950,094	3,933,926
Hua Nan Financial Holdings Co Ltd	3,940,246	3,329,613
King's Town Bank Co Ltd	340,603	514,637
Mega Financial Holding Co Ltd	5,246,776	6,201,246
Shanghai Commercial & Savings Bank Ltd/The	1,715,411	2,524,612
SinoPac Financial Holdings Co Ltd	4,706,410	3,138,651
Taichung Commercial Bank Co Ltd	1,595,103	987,308
Taishin Financial Holding Co Ltd	5,082,941	2,650,888
Taiwan Business Bank	3,024,899	1,337,017
Taiwan Cooperative Financial Holding Co Ltd	4,696,309	3,579,733
		44,814,882
Capital Markets - 0.0%
Capital Securities Corp	771,192	626,188
IBF Financial Holdings Co Ltd	1,173,826	443,604
President Securities Corp	388,405	285,730
		1,355,522
Consumer Finance - 0.0%
Hotai Finance Co Ltd	103,459	219,439
Yulon Finance Corp	123,987	418,055
		637,494
Financial Services - 0.0%
Chailease Holding Co Ltd	656,081	2,355,928
Yuanta Financial Holding Co Ltd	4,534,873	4,434,216
		6,790,144
Insurance - 0.2%
Cathay Financial Holding Co Ltd	4,172,093	7,671,776
Fubon Financial Holding Co Ltd	3,609,143	9,546,682
KGI Financial Holding Co Ltd	6,999,853	3,623,404
Mercuries Life Insurance Co Ltd (b)	1,494,189	257,738
Shin Kong Financial Holding Co Ltd (b)	6,484,765	2,388,196
Shinkong Insurance Co Ltd	102,799	342,612
		23,830,408
TOTAL FINANCIALS		77,428,450

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (b)	105,755	1,735,238
Polaris Group (b)	175,080	201,524
TaiMed Biologics Inc (b)	119,396	304,574
		2,241,336
Health Care Equipment & Supplies - 0.0%
Pegavision Corp	24,538	267,163
Life Sciences Tools & Services - 0.0%
EirGenix Inc (b)	92,953	184,642
Pharmaceuticals - 0.0%
Bora Pharmaceuticals Co Ltd	25,258	563,101
Caliway Biopharmaceuticals Co Ltd (b)	46,000	959,423
Center Laboratories Inc	261,702	291,899
Lotus Pharmaceutical Co Ltd	66,701	458,613
Lumosa Therapeutics Co Ltd (b)	40,878	207,234
Oneness Biotech Co Ltd	150,047	293,154
TTY Biopharm Co Ltd	103,138	248,391
		3,021,815
TOTAL HEALTH CARE		5,714,956

Industrials - 0.2%
Aerospace & Defense - 0.0%
Evergreen Aviation Technologies Corp	66,799	217,348
Building Products - 0.0%
Taiwan Glass Industry Corp (b)	529,043	232,359
Commercial Services & Supplies - 0.0%
L&K Engineering Co Ltd	73,132	539,451
Taiwan Secom Co Ltd	129,292	463,045
		1,002,496
Construction & Engineering - 0.0%
Acter Group Corp Ltd	46,899	589,197
BES Engineering Corp	727,426	239,772
CTCI Corp	280,902	241,056
Hwang Chang General Contractor Co Ltd	74,000	168,215
Run Long Construction Co Ltd	207,429	209,346
United Integrated Services Co Ltd	76,371	1,051,622
Yankey Engineering Co Ltd	27,364	344,674
		2,843,882
Electrical Equipment - 0.2%
AcBel Polytech Inc	373,355	300,231
Advanced Energy Solution Holding Co Ltd	15,648	416,900
Allis Electric Co Ltd	101,771	294,817
Bizlink Holding Inc	76,353	1,289,937
Chicony Power Technology Co Ltd	93,459	312,159
Chung-Hsin Electric & Machinery Manufacturing Corp	181,971	724,645
Fortune Electric Co Ltd	63,789	839,083
Phihong Technology Co Ltd (b)	196,323	157,996
Shihlin Electric & Engineering Corp	108,843	487,018
Ta Ya Electric Wire & Cable	355,996	398,114
Tatung Co Ltd (b)	670,801	851,323
Teco Electric and Machinery Co Ltd	554,131	847,513
Voltronic Power Technology Corp	29,457	1,378,518
Walsin Lihwa Corp	1,340,171	866,437
		9,164,691
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	1,283,953	1,318,609
Machinery - 0.0%
C Sun Manufacturing Ltd	45,943	203,518
Hiwin Technologies Corp	125,527	864,763
Kaori Heat Treatment Co Ltd (b)	35,318	233,181
Kenmec Mechanical Engineering Co Ltd (b)	94,569	186,044
Kinik Co	48,031	368,488
Shin Zu Shing Co Ltd	70,908	412,853
Sunonwealth Electric Machine Industry Co Ltd	110,732	299,682
		2,568,529
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	481,637	3,114,285
U-Ming Marine Transport Corp	205,333	336,553
Wan Hai Lines Ltd	331,804	860,694
Wisdom Marine Lines Co Ltd	190,641	359,924
Yang Ming Marine Transport Corp	786,709	1,677,430
		6,348,886
Passenger Airlines - 0.0%
China Airlines Ltd	1,336,085	878,403
Eva Airways Corp	1,202,722	1,441,740
Starlux Airlines Co Ltd (b)	630,000	477,003
		2,797,146
Professional Services - 0.0%
Sporton International Inc	44,190	231,286
Transportation Infrastructure - 0.0%
Evergreen International Storage & Transport Corp	235,047	212,335
Taiwan High Speed Rail Corp	838,401	710,350
		922,685
TOTAL INDUSTRIALS		27,647,917

Information Technology - 3.6%
Communications Equipment - 0.0%
Accton Technology Corp	227,289	4,225,107
Arcadyan Technology Corp	82,239	607,352
LuxNet Corp	53,377	256,740
Sercomm Corp	134,072	438,524
Wistron NeWeb Corp	168,271	662,294
		6,190,017
Electronic Equipment, Instruments & Components - 0.5%
Ability Opto-Electronics Technology Co Ltd	34,296	140,567
All Ring Tech Co Ltd	34,000	271,457
Asia Optical Co Inc	103,984	441,111
AUO Corp	2,891,846	1,110,415
Chang Wah Electromaterials Inc	172,663	231,974
Channel Well Technology Co Ltd	97,402	220,573
Cheng Uei Precision Industry Co Ltd	155,896	238,448
Chroma ATE Inc	174,390	1,590,957
Chunghwa Precision Test Tech Co Ltd	11,000	250,514
Compeq Manufacturing Co Ltd	446,996	783,017
Coretronic Corp	114,402	224,715
Delta Electronics Inc	866,992	9,066,378
Dynamic Holding Co Ltd	120,314	161,810
Dynapack International Technology Corp (b)	69,000	374,463
E Ink Holdings Inc	385,031	2,684,297
Elite Material Co Ltd	132,424	2,300,029
FLEXium Interconnect Inc	156,595	248,165
Fositek Corp	21,982	316,389
Foxconn Technology Co Ltd	408,424	758,678
General Interface Solution GIS Holding Ltd (b)	139,852	204,789
Genius Electronic Optical Co Ltd	42,938	503,326
Global Brands Manufacture Ltd	139,852	265,885
Gold Circuit Electronics Ltd	159,353	956,704
Hannstar Board Corp	142,548	211,309
HannStar Display Corp (b)	1,157,127	255,867
Hon Hai Precision Industry Co Ltd	5,552,230	24,687,436
I Chiun Precision Industry Co Ltd	102,000	250,425
Innolux Corp	3,498,555	1,495,296
Iteq Corp	150,731	302,098
Largan Precision Co Ltd	44,075	3,135,907
Lotes Co Ltd	37,385	1,467,032
Nan Ya Printed Circuit Board Corp	105,821	326,163
Pan-International Industrial Corp	250,122	295,248
Posiflex Technology Inc	25,000	202,108
Primax Electronics Ltd	205,443	479,038
Promate Electronic Co Ltd	116,865	258,976
Scientech Corp	24,450	207,691
Simplo Technology Co Ltd	74,415	812,909
Sinbon Electronics Co Ltd	104,799	728,704
Solomon Technology Corp	57,000	234,995
Supreme Electronics Co Ltd	238,201	378,853
Synnex Technology International Corp	550,100	1,217,980
Taiwan Surface Mounting Technology Corp	118,182	377,947
Taiwan Union Technology Corp	108,578	462,238
Test Research Co Ltd	74,415	248,927
Tong Hsing Electronic Industries Ltd	97,930	323,939
TPK Holding Co Ltd (b)	207,716	199,425
Tripod Technology Corp	198,751	1,145,245
Txc Corp	140,918	390,673
Unimicron Technology Corp	606,254	1,784,917
Unitech Printed Circuit Board Corp (b)	322,852	243,996
Universal Microwave Technology Inc	27,000	320,382
Wah Lee Industrial Corp	90,283	268,234
Walsin Technology Corp	142,862	350,291
Wpg Holding Co Ltd	700,795	1,481,728
WT Microelectronics Co Ltd	296,681	1,084,594
Yageo Corp	186,782	2,672,767
Zhen Ding Technology Holding Ltd	291,726	891,892
		72,539,891
IT Services - 0.0%
Systex Corp	91,019	343,249
Semiconductors & Semiconductor Equipment - 2.8%
ADATA Technology Co Ltd	167,808	438,083
Advanced Wireless Semiconductor Co	83,503	198,154
Airoha Technology Corp	17,670	279,258
Alchip Technologies Ltd	34,274	2,285,811
Andes Technology Corp (b)	23,516	209,836
AP Memory Technology Corp	58,097	433,018
Ardentec Corp	209,465	487,640
ASE Technology Holding Co Ltd	1,480,234	6,294,976
ASMedia Technology Inc	16,736	883,133
ASPEED Technology Inc	13,714	1,287,588
Chang Wah Technology Co Ltd	268,289	301,893
Chipbond Technology Corp	307,056	609,308
ChipMOS Technologies Inc	339,977	280,694
Elan Microelectronics Corp	135,693	557,008
Elite Advanced Laser Corp (b)	62,000	400,739
Elite Semiconductor Microelectronics Technology Inc	168,314	273,106
eMemory Technology Inc	28,406	2,282,726
Ennostar Inc	304,308	343,397
Episil Technologies Inc (b)	144,131	161,955
Everlight Electronics Co Ltd	193,235	462,553
Faraday Technology Corp	105,151	595,981
Fitipower Integrated Technology Inc	50,638	346,917
FocalTech Systems Co Ltd	150,887	292,926
Foxsemicon Integrated Technology Inc	49,141	420,297
Global Mixed Mode Technology Inc	38,318	265,321
Global Unichip Corp	39,185	1,256,312
Globalwafers Co Ltd	121,512	1,170,378
Grand Process Technology Corp	9,802	285,261
Greatek Electronics Inc	167,544	287,523
Gudeng Precision Industrial Co Ltd	32,511	374,817
ITE Technology Inc	96,349	391,171
Jentech Precision Industrial Co Ltd	38,913	1,222,912
King Yuan Electronics Co Ltd	509,719	1,383,372
Kinsus Interconnect Technology Corp	145,226	342,374
LandMark Optoelectronics Corp	38,000	313,439
M31 Technology Corp	11,562	185,935
Machvision Inc	20,494	264,811
Macronix International Co Ltd	871,033	540,285
Marketech International Corp	52,009	260,954
Materials Analysis Technology Inc	51,207	249,043
MediaTek Inc	676,955	28,708,470
MPI Corp	38,207	780,841
Nanya Technology Corp (b)	556,486	627,044
Novatek Microelectronics Corp	257,650	4,181,858
Nuvoton Technology Corp	100,799	216,186
Orient Semiconductor Electronics Ltd	216,817	217,741
Pan Jit International Inc	178,456	247,546
Parade Technologies Ltd	35,274	595,039
Phison Electronics Corp	73,481	1,025,407
Phoenix Silicon International Corp	73,000	297,717
Pixart Imaging Inc	63,547	425,737
Powerchip Semiconductor Manufacturing Corp (b)	1,499,402	661,543
Powertech Technology Inc	328,572	1,114,265
Radiant Opto-Electronics Corp	207,861	963,642
Raydium Semiconductor Corp	36,775	373,223
Realtek Semiconductor Corp	219,443	3,600,236
RichWave Technology Corp (b)	41,459	178,277
SDI Corp	72,591	162,403
Sigurd Microelectronics Corp	212,553	480,700
Silicon Integrated Systems Corp	178,744	271,894
Sino-American Silicon Products Inc	274,355	949,193
Sitronix Technology Corp	61,899	409,350
Sunplus Technology Co Ltd (b)	281,716	188,722
Taiwan Semiconductor Manufacturing Co Ltd	10,948,148	309,591,381
Topco Scientific Co Ltd	82,689	633,920
United Microelectronics Corp	5,039,575	7,057,669
United Renewable Energy Co Ltd/Taiwan (b)	1,009,720	271,047
UPI Semiconductor Corp	45,318	259,999
Vanguard International Semiconductor Corp	475,672	1,340,146
Via Technologies Inc	125,173	283,550
VisEra Technologies Co Ltd	54,987	348,204
Visual Photonics Epitaxy Co Ltd	96,437	300,493
Win Semiconductors Corp (b)	157,232	444,927
Winbond Electronics Corp (b)	1,446,530	715,613
WinWay Technology Co Ltd	11,736	311,106
XinTec Inc	78,305	327,720
		397,483,714
Software - 0.0%
Insyde Software Corp	18,000	144,245
Technology Hardware, Storage & Peripherals - 0.3%
Acer Inc	1,286,834	1,403,348
Advantech Co Ltd	209,256	2,187,824
Asia Vital Components Co Ltd	145,113	2,126,405
Asustek Computer Inc	314,462	5,739,054
AURAS Technology Co Ltd	30,450	468,654
Catcher Technology Co Ltd	269,276	1,829,360
Chenbro Micom Co Ltd	30,406	237,016
Chenming Electronic Technology Corp	61,000	169,235
Chicony Electronics Co Ltd	287,442	1,382,233
Clevo Co	170,500	255,001
Compal Electronics Inc	1,863,484	1,602,506
Ennoconn Corp	50,865	426,946
Getac Holdings Corp (b)	182,191	611,845
Gigabyte Technology Co Ltd	241,223	1,737,915
HTC Corp (b)	317,197	383,213
Innodisk Corp	38,608	280,957
Inventec Corp	1,226,683	1,563,775
King Slide Works Co Ltd	25,472	1,390,434
Kinpo Electronics	496,156	309,222
Lite-On Technology Corp	946,472	2,856,630
Micro-Star International Co Ltd	318,308	1,389,363
Mitac Holdings Corp (b)	378,151	628,520
Pegatron Corp	877,530	2,225,152
Qisda Corp	690,549	577,313
Quanta Computer Inc (b)	1,201,969	9,011,989
Quanta Storage Inc	121,063	306,346
Transcend Information Inc	103,843	325,751
Wistron Corp	1,234,639	3,953,747
Wiwynn Corp	50,097	3,008,883
		48,388,637
TOTAL INFORMATION TECHNOLOGY		525,089,753

Materials - 0.1%
Chemicals - 0.1%
Allied Supreme Corp	21,915	166,480
China Petrochemical Development Corp (b)	2,137,605	479,550
China Steel Chemical Corp	91,063	259,794
Eternal Materials Co Ltd	433,950	347,140
Formosa Chemicals & Fibre Corp	1,615,758	1,260,121
Formosa Plastics Corp	1,864,094	1,982,102
Nan Pao Resins Chemical Co Ltd	28,516	303,206
Nan Ya Plastics Corp	2,325,496	2,224,091
Shinkong Synthetic Fibers Corp	644,804	251,610
Shiny Chemical Industrial Co Ltd	58,836	244,591
Sinon Corp	180,606	226,106
Solar Applied Materials Technology Corp	238,364	392,862
Taiwan Fertilizer Co Ltd	286,506	458,645
TSRC Corp	396,965	232,293
		8,828,591
Construction Materials - 0.0%
Asia Cement Corp	1,014,347	1,425,901
Goldsun Building Materials Co Ltd	373,975	458,470
TCC Group Holdings Co Ltd	3,023,813	2,804,442
		4,688,813
Containers & Packaging - 0.0%
Cheng Loong Corp	428,062	233,455
Taiwan Hon Chuan Enterprise Co Ltd	128,966	622,909
		856,364
Metals & Mining - 0.0%
Century Iron & Steel Industrial Co Ltd	81,349	447,402
China Steel Corp	5,266,785	3,399,192
Chung Hung Steel Corp	415,983	209,878
EVERGREEN Steel Corp	90,349	233,039
Feng Hsin Steel Co Ltd	195,663	367,366
Gloria Material Technology Corp	237,386	327,036
Hsin Kuang Steel Co Ltd	145,138	195,559
TA Chen Stainless Pipe	760,252	997,246
Tung Ho Steel Enterprise Corp	224,196	451,858
Yieh Phui Enterprise Co Ltd	504,653	249,139
		6,877,715
Paper & Forest Products - 0.0%
YFY Inc	587,540	478,814
TOTAL MATERIALS		21,730,297

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Advancetek Enterprise Co Ltd	112,000	251,937
Cathay Real Estate Development Co Ltd	289,484	174,656
Chong Hong Construction Co Ltd	90,865	248,440
Da-Li Development Co Ltd	149,616	216,669
Delpha Construction Co Ltd	174,905	180,993
Farglory Land Development Co Ltd	128,446	239,347
Highwealth Construction Corp	604,765	771,417
Hiyes International Co Ltd	30,000	112,117
Huaku Development Co Ltd	122,503	398,826
JSL Construction & Development Co Ltd	75,000	193,245
Kindom Development Co Ltd	180,355	287,129
Ruentex Development Co Ltd	694,967	713,931
Sakura Development Co Ltd	142,942	271,401
		4,060,108
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Shinfox Energy Co Ltd	76,821	208,139
Taiwan Cogeneration Corp	274,583	350,159
		558,298
TOTAL TAIWAN		703,499,321
TANZANIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Helios Towers PLC (b)	359,793	514,020
THAILAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL (b)	1,583,189	573,255
True Corp PCL depository receipt (b)	3,143,794	1,138,334
		1,711,589
Media - 0.0%
Plan B Media Pcl depository receipt	1,180,630	169,852
VGI PCL depository receipt	5,416,100	370,396
		540,248
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	172,266	1,519,730
Advanced Info Service PCL depository receipt	357,536	3,154,183
		4,673,913
TOTAL COMMUNICATION SERVICES		6,925,750

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Sri Trang Agro-Industry PCL depository receipt	489,223	197,238
Broadline Retail - 0.0%
Central Retail Corp Pcl	553,920	392,150
Hotels, Restaurants & Leisure - 0.0%
Central Plaza Hotel PCL depository receipt	272,891	204,201
Minor International PCL	331,628	266,955
Minor International PCL depository receipt	1,265,510	1,018,716
		1,489,872
Specialty Retail - 0.0%
Com7 Pcl depository receipt	584,199	359,679
Home Product Center PCL	1,284,845	325,581
Home Product Center PCL depository receipt	1,549,241	392,579
PTT Oil & Retail Business PCL depository receipt	1,480,155	641,598
Siam Global House PCL depository receipt	911,771	192,097
		1,911,534
TOTAL CONSUMER DISCRETIONARY		3,990,794

Consumer Staples - 0.2%
Beverages - 0.0%
Carabao Group PCL depository receipt	197,815	369,651
Osotspa PCL depository receipt	708,223	334,663
		704,314
Consumer Staples Distribution & Retail - 0.1%
Berli Jucker PCL depository receipt	622,400	443,803
CP ALL PCL	1,101,858	1,696,865
CP ALL PCL depository receipt	1,510,417	2,326,048
CP AXTRA PCL depository receipt	1,003,257	757,503
		5,224,219
Food Products - 0.1%
Betagro PCL	492,400	350,795
Betagro PCL depository receipt	219,300	155,622
Charoen Pokphand Foods PCL	668,011	529,199
Charoen Pokphand Foods PCL depository receipt	1,158,887	918,071
I-TAIL Corp PCL	330,066	127,409
Thai Union Group PCL	793,405	256,359
		2,337,455
TOTAL CONSUMER STAPLES		8,265,988

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Bangchak Corp PCL depository receipt	432,303	462,312
Banpu PCL depository receipt	4,241,514	545,226
Energy Earth PCL (b)(f)	7,600	0
IRPC PCL depository receipt	6,956,295	181,213
PTT Exploration & Production PCL	305,282	908,679
PTT Exploration & Production PCL depository receipt	314,656	936,582
PTT PCL	2,295,716	2,129,322
PTT PCL depository receipt	2,140,711	1,985,552
Star Petroleum Refining PCL depository receipt	1,224,238	199,846
Thai Oil PCL	263,227	210,601
Thai Oil PCL depository receipt	309,064	247,275
		7,806,608
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	283,751	1,355,252
Krung Thai Bank PCL	395,497	258,123
Krung Thai Bank PCL depository receipt	1,273,451	831,125
SCB X PCL	174,218	620,881
SCB X PCL depository receipt	216,981	773,280
Tisco Financial Group PCL depository receipt	142,523	418,995
TMBThanachart Bank PCL depository receipt	12,950,416	709,514
		4,967,170
Consumer Finance - 0.0%
Krungthai Card PCL	237,851	331,776
Krungthai Card PCL depository receipt	242,766	338,633
Muangthai Capital PCL	191,001	256,716
Ngern Tid Lor PCL depository receipt	724,818	260,079
Srisawad Corp PCL	199,811	183,192
		1,370,396
Insurance - 0.0%
Thai Life Insurance PCL	1,326,200	487,078
TOTAL FINANCIALS		6,824,644

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Chain Hospital PCL depository receipt	691,262	312,084
Bangkok Dusit Medical Services PCL	1,679,144	1,204,355
Bangkok Dusit Medical Services PCL depository receipt	3,240,353	2,324,123
Bumrungrad Hospital Pcl	91,133	449,068
Bumrungrad Hospital Pcl depository receipt	176,578	870,109
Chularat Hospital PCL depository receipt	3,571,279	190,118
		5,349,857
Pharmaceuticals - 0.0%
Mega Lifesciences PCL depository receipt	244,317	221,592
TOTAL HEALTH CARE		5,571,449

Industrials - 0.0%
Electrical Equipment - 0.0%
STARK Corp PCL (b)(f)	4,002,200	1,198
Ground Transportation - 0.0%
BTS Group Holdings PCL depository receipt (b)	3,953,134	598,599
Passenger Airlines - 0.0%
Thai Airways International PCL (b)(f)	126,000	0
Transportation Infrastructure - 0.0%
Airports of Thailand PCL depository receipt	1,902,028	2,172,413
Bangkok Expressway & Metro PCL	2,692,438	476,115
		2,648,528
TOTAL INDUSTRIALS		3,248,325

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cal-Comp Electronics Thailand PCL depository receipt	1,501,900	268,602
Delta Electronics Thailand PCL	577,529	1,693,131
Delta Electronics Thailand PCL depository receipt	810,087	2,374,918
		4,336,651
Materials - 0.0%
Chemicals - 0.0%
PTT Global Chemical PCL	396,494	205,265
PTT Global Chemical PCL depository receipt	659,106	341,219
TOA Paint Thailand PCL depository receipt	413,604	126,193
		672,677
Construction Materials - 0.0%
Siam Cement PCL/The	163,786	782,739
Siam Cement PCL/The depository receipt	185,275	885,436
TPI Polene PCL depository receipt	10,829,000	304,303
		1,972,478
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	846,400	355,583
TOTAL MATERIALS		3,000,738

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Amata Corp PCL depository receipt	444,388	197,620
AP Thailand PCL depository receipt	1,551,605	371,465
Central Pattana PCL	480,405	726,406
Central Pattana PCL depository receipt	457,885	692,353
Land & Houses PCL depository receipt	4,378,258	555,104
MBK PCL depository receipt	685,830	315,798
MBK PCL rights (b)	68,583	1,643
Quality Houses PCL depository receipt	6,193,471	277,992
Sansiri PCL depository receipt	9,011,607	374,876
WHA Corp PCL depository receipt	3,877,780	350,744
		3,864,001
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL	79,217	246,212
Energy Absolute PCL warrants 2/13/2028 (b)	308,900	2,971
Global Power Synergy PCL depository receipt	474,100	441,850
Gulf Development PCL	332,902	490,343
Gulf Development PCL depository receipt	1,739,310	2,561,890
Ratch Group PCL depository receipt	608,892	477,853
		4,221,119
TOTAL THAILAND		58,056,067
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	567,493	1,325,314
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
EGE Endustri VE Ticaret AS	1,030	238,003
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	32,508	747,786
Tofas Turk Otomobil Fabrikasi AS	66,575	345,891
		1,093,677
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS	907,445	366,799
Dogus Otomotiv Servis ve Ticaret AS	55,470	281,711
		648,510
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	930,425	231,067
Mavi Giyim Sanayi Ve Ticaret AS Class B (c)(d)	375,034	314,487
		545,554
TOTAL CONSUMER DISCRETIONARY		2,525,744

Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	97,647	404,846
Coca-Cola Icecek AS	412,504	558,296
		963,142
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	206,387	2,418,007
Migros Ticaret AS	43,968	546,534
Sok Marketler Ticaret AS	215,876	210,858
		3,175,399
Food Products - 0.0%
Ulker Biskuvi Sanayi AS (b)	113,864	315,017
TOTAL CONSUMER STAPLES		4,453,558

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	445,725	1,443,883
Financials - 0.0%
Banks - 0.0%
Akbank TAS	1,396,678	1,759,692
Haci Omer Sabanci Holding AS	493,588	939,227
Turkiye Is Bankasi AS Class C	3,904,553	1,044,738
Yapi ve Kredi Bankasi AS (b)	1,563,034	924,143
		4,667,800
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	305,962	286,610
Financial Services - 0.0%
Turkiye Sinai Kalkinma Bankasi AS (b)	1,197,957	325,515
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi	111,647	253,632
Turkiye Sigorta AS	601,914	274,104
		527,736
TOTAL FINANCIALS		5,807,661

Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(c)(d)	28,238	239,505
Industrials - 0.2%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	641,812	2,250,817
Air Freight & Logistics - 0.0%
Reysas Tasimacilik ve Lojistik Ticaret AS	621,812	238,259
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	157,897	412,229
Industrial Conglomerates - 0.0%
Alarko Holding AS	145,969	347,529
KOC Holding AS	352,458	1,260,782
Turkiye Sise ve Cam Fabrikalari AS	665,082	590,881
		2,199,192
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S. (b)	23,426	229,575
Passenger Airlines - 0.1%
Pegasus Hava Tasimaciligi AS	124,322	719,874
Turk Hava Yollari AO (b)	251,578	1,857,683
		2,577,557
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (b)	93,441	554,654
TOTAL INDUSTRIALS		8,462,283

Materials - 0.0%
Chemicals - 0.0%
Hektas Ticaret TAS (b)	2,866,556	230,100
Petkim Petrokimya Holding AS (b)	875,341	367,239
Sasa Polyester Sanayi AS	5,785,536	635,744
		1,233,083
Construction Materials - 0.0%
Cimsa Cimento Sanayi VE Ticaret AS	257,890	313,396
Nuh Cimento Sanayi AS	40,690	258,337
Oyak Cimento Fabrikalari AS	525,576	320,031
		891,764
Metals & Mining - 0.0%
Eldorado Gold Corp (b)	91,116	1,714,456
Eregli Demir ve Celik Fabrikalari TAS	1,693,447	989,812
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	541,326	326,527
Turk Altin Isletmeleri AS (b)	545,540	352,878
		3,383,673
TOTAL MATERIALS		5,508,520

Real Estate - 0.0%
Diversified REITs - 0.0%
Ziraat Gayrimenkul Yatirim Ortakligi AS	504,733	317,566
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (b)	1,091,370	326,605
TOTAL REAL ESTATE		644,171

Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (c)(d)	187,282	263,447
TOTAL TURKEY		30,674,086
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	1,559,372	7,387,069
Space42 PLC (b)	688,934	311,357
		7,698,426
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Abu Dhabi National Hotels	4,587,749	649,496
Americana Restaurants International PLC - Foreign Co	1,336,021	818,406
		1,467,902
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	1,504,488	1,380,358
TOTAL CONSUMER DISCRETIONARY		2,848,260

Consumer Staples - 0.0%
Food Products - 0.0%
Agthia Group PJSC	228,889	281,667
Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	1,421,293	1,896,064
NMDC Energy	540,246	367,709
		2,263,773
Oil, Gas & Consumable Fuels - 0.0%
Dana Gas PJSC	3,093,227	627,395
TOTAL ENERGY		2,891,168

Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	1,336,212	4,234,494
Abu Dhabi Islamic Bank PJSC	662,564	3,301,050
Ajman Bank PJSC	595,495	244,809
Dubai Islamic Bank PJSC	1,338,926	2,755,824
Emirates NBD Bank PJSC	847,974	4,744,250
First Abu Dhabi Bank PJSC	1,977,875	8,088,015
		23,368,442
Capital Markets - 0.0%
Dubai Financial Market PJSC	918,405	342,553
TOTAL FINANCIALS		23,710,995

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aramex PJSC (b)	384,342	290,895
Commercial Services & Supplies - 0.0%
Parkin Co PJSC	389,233	570,118
Industrial Conglomerates - 0.0%
Dubai Investments PJSC	1,129,722	713,564
Multiply Group PJSC (b)	1,627,238	948,065
		1,661,629
Marine Transportation - 0.0%
Gulf Navigation Holding PJSC (b)	217,606	319,917
Passenger Airlines - 0.0%
Air Arabia PJSC	1,203,889	1,147,170
TOTAL INDUSTRIALS		3,989,729

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	1,736,400	3,904,838
Emaar Development PJSC	457,150	1,661,549
Emaar Properties PJSC	2,950,973	10,524,699
RAK Properties PJSC (b)	955,909	330,517
		16,421,603
Utilities - 0.0%
Water Utilities - 0.0%
Emirates Central Cooling Systems Corp	1,012,211	443,680
TOTAL UNITED ARAB EMIRATES		58,285,528
UNITED KINGDOM - 7.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
BT Group PLC	2,882,142	6,675,711
Gamma Communications PLC	43,030	764,997
		7,440,708
Interactive Media & Services - 0.1%
Auto Trader Group PLC (c)(d)	392,600	4,410,804
Baltic Classifieds Group PLC	217,981	987,711
MONY Group PLC	258,371	694,860
Rightmove PLC	350,295	3,444,332
Trustpilot Group PLC (b)(c)(d)	165,907	494,831
		10,032,538
Media - 0.1%
4imprint Group PLC	12,486	565,763
Future PLC	47,861	449,042
Informa PLC	586,215	5,685,928
ITV PLC	1,510,267	1,612,199
WPP PLC	479,734	3,719,164
YouGov PLC	53,871	205,330
		12,237,426
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	9,031,892	8,875,640
TOTAL COMMUNICATION SERVICES		38,586,312

Consumer Discretionary - 0.6%
Automobile Components - 0.0%
AB Dynamics PLC	9,526	223,437
Dowlais Group PLC	610,817	470,106
		693,543
Broadline Retail - 0.1%
B&M European Value Retail SA	450,138	2,018,060
Next PLC	52,111	8,562,979
Pepco Group NV (d)(e)	80,724	378,435
		10,959,474
Distributors - 0.0%
Inchcape PLC	157,521	1,409,668
Diversified Consumer Services - 0.0%
Auction Technology Group PLC (b)	48,649	377,985
ME Group International PLC	134,889	362,230
Pearson PLC	267,869	4,294,270
		5,034,485
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	751,800	25,346,806
Deliveroo PLC Class A (b)(c)(d)	476,528	1,082,792
Domino's Pizza Group PLC	162,221	581,556
Entain PLC	273,982	2,328,106
Greggs PLC	44,862	1,110,256
Hollywood Bowl Group PLC	88,629	346,079
InterContinental Hotels Group PLC	69,847	7,453,367
J D Wetherspoon PLC	42,734	372,179
Just Eat Takeaway.com NV (b)(c)(d)	79,073	1,723,478
Mitchells & Butlers PLC (b)	124,117	409,392
Playtech Plc (b)	115,082	1,165,610
SSP Group Plc	361,598	713,214
Trainline PLC (b)(c)(d)	203,067	786,984
Whitbread PLC	77,563	2,680,338
		46,100,157
Household Durables - 0.1%
Barratt Redrow PLC	620,515	3,851,982
Bellway PLC	54,924	1,963,149
Berkeley Group Holdings PLC	45,591	2,541,393
Crest Nicholson Holdings plc	134,237	321,658
Persimmon PLC	144,887	2,500,527
Taylor Wimpey PLC	1,609,949	2,529,727
Vistry Group PLC (b)	140,349	1,176,875
		14,885,311
Leisure Products - 0.0%
Games Workshop Group PLC	14,746	3,028,372
Specialty Retail - 0.1%
AO World PLC (b)	207,556	271,907
Currys PLC (b)	466,324	689,832
Dunelm Group PLC	59,995	880,308
Frasers Group PLC (b)	51,165	451,402
JD Sports Fashion PLC	1,137,756	1,191,499
Kingfisher PLC	811,067	3,117,332
Moonpig Group PLC	154,546	473,716
Pets at Home Group Plc	205,930	649,332
Watches of Switzerland Group PLC (b)(c)	104,561	493,293
WH Smith PLC	58,938	710,455
		8,929,076
Textiles, Apparel & Luxury Goods - 0.0%
Burberry Group PLC	161,425	1,572,082
Coats Group PLC	792,991	765,137
Dr Martens PLC	349,031	255,834
		2,593,053
TOTAL CONSUMER DISCRETIONARY		93,633,139

Consumer Staples - 1.5%
Beverages - 0.2%
AG Barr PLC	61,446	566,672
Coca-Cola Europacific Partners PLC	91,207	8,276,123
Diageo PLC	985,969	27,686,399
Fevertree Drinks PLC	47,553	503,822
		37,033,016
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	781,147	2,777,480
Marks & Spencer Group PLC	917,538	4,768,028
Ocado Group PLC (b)	249,411	935,013
Tesco PLC	2,991,470	14,804,796
		23,285,317
Food Products - 0.1%
Associated British Foods PLC	144,333	3,970,158
Cranswick PLC	25,098	1,732,612
Hilton Food Group PLC	42,690	505,778
Premier Foods PLC	323,763	859,506
Tate & Lyle PLC	171,267	1,273,621
		8,341,675
Household Products - 0.1%
Reckitt Benckiser Group PLC	302,964	19,555,273
Personal Care Products - 0.5%
Unilever PLC	1,098,916	69,967,861
Tobacco - 0.4%
British American Tobacco PLC	881,638	38,402,688
Imperial Brands PLC	349,849	14,355,365
		52,758,053
TOTAL CONSUMER STAPLES		210,941,195

Energy - 0.0%
Energy Equipment & Services - 0.0%
Hunting PLC	71,377	243,993
Subsea 7 SA	98,339	1,479,329
		1,723,322
Oil, Gas & Consumable Fuels - 0.0%
Harbour Energy PLC	257,343	524,730
Serica Energy PLC	140,932	239,283
TORM PLC Series A	26,995	448,824
Yellow Cake PLC (b)(c)(d)(e)	96,424	551,284
		1,764,121
TOTAL ENERGY		3,487,443

Financials - 2.1%
Banks - 1.3%
Barclays PLC	6,407,540	25,525,351
HSBC Holdings PLC	7,927,015	88,365,411
Lloyds Banking Group PLC	26,918,447	26,446,792
NatWest Group PLC	3,397,923	21,856,414
Standard Chartered PLC	912,316	13,140,318
		175,334,286
Capital Markets - 0.5%
3i Group PLC	431,386	24,455,721
Aberdeen Group PLC	811,091	1,595,469
AJ Bell PLC	152,250	854,630
Allfunds Group Plc	149,255	838,654
Alpha Group International PLC (d)	16,713	608,064
Ashmore Group PLC	218,359	421,087
Bridgepoint Group PLC (c)(d)	112,122	399,562
IG Group Holdings PLC	157,321	2,232,897
Integrafin Holdings Ltd (d)	134,486	545,754
Intermediate Capital Group PLC	129,561	3,239,213
Investec PLC	274,660	1,722,581
IP Group PLC (b)	475,606	267,481
Jupiter Fund Management PLC	266,359	257,003
London Stock Exchange Group PLC	212,192	33,040,740
Man Group Plc/Jersey	556,709	1,209,340
Molten Ventures PLC (b)	77,327	273,505
Ninety One PLC	156,414	310,386
Polar Capital Holdings PLC	50,749	265,122
Quilter PLC (c)(d)	656,527	1,181,187
Rathbones Group PLC	28,169	589,391
Schroders PLC	351,864	1,539,963
St James's Place PLC	244,143	3,055,869
TP ICAP Group PLC	342,003	1,169,095
XPS Pensions Group PLC (d)	91,417	470,879
		80,543,593
Financial Services - 0.1%
M&G PLC	983,685	2,718,925
OSB Group PLC	171,195	1,081,438
Paragon Banking Group PLC	94,515	1,061,844
Wise PLC Class A (b)	296,111	3,861,427
		8,723,634
Insurance - 0.2%
Admiral Group PLC	115,375	5,009,509
Aviva PLC	1,180,088	8,807,139
Beazley PLC	286,389	3,375,877
Direct Line Insurance Group PLC	581,972	2,194,931
Hiscox Ltd	153,544	2,248,863
Just Group PLC	474,768	890,874
Lancashire Holdings Ltd	117,597	882,342
Legal & General Group PLC	2,598,798	8,121,716
Phoenix Group Holdings PLC	318,170	2,533,550
		34,064,801
TOTAL FINANCIALS		298,666,314

Health Care - 0.7%
Biotechnology - 0.0%
Genus PLC	30,861	757,586
Health Care Equipment & Supplies - 0.0%
Advanced Medical Solutions Group PLC	105,384	271,059
ConvaTec Group PLC (c)(d)	731,440	2,532,505
Smith & Nephew PLC	368,424	5,184,675
		7,988,239
Health Care Providers & Services - 0.0%
CVS Group PLC	34,425	493,650
Spire Healthcare Group PLC (c)(d)	144,401	372,185
		865,835
Health Care Technology - 0.0%
Craneware PLC	14,019	336,295
Life Sciences Tools & Services - 0.0%
Oxford Nanopore Technologies PLC (b)(e)	270,176	428,116
Pharmaceuticals - 0.7%
Astrazeneca PLC	688,003	98,567,934
Indivior PLC (b)	46,586	528,345
		99,096,279
TOTAL HEALTH CARE		109,472,350

Industrials - 1.3%
Aerospace & Defense - 0.5%
Babcock International Group PLC	111,852	1,198,484
BAE Systems PLC	1,336,983	30,994,790
Chemring Group PLC	126,561	672,985
Melrose Industries PLC	572,198	3,306,496
QinetiQ Group PLC	226,759	1,186,444
Rolls-Royce Holdings PLC	3,777,464	38,237,283
Senior PLC	184,342	340,502
		75,936,984
Air Freight & Logistics - 0.0%
International Distribution Services PLC	239,483	1,170,675
Building Products - 0.0%
Genuit Group PLC	121,482	616,835
Volution Group PLC	94,883	718,240
		1,335,075
Commercial Services & Supplies - 0.1%
Johnson Service Group PLC	221,650	413,550
Mitie Group PLC	565,234	1,086,240
Renewi PLC	32,743	375,275
Rentokil Initial PLC	1,124,387	5,151,143
Serco Group PLC	467,478	1,069,705
		8,095,913
Construction & Engineering - 0.0%
Balfour Beatty PLC	239,357	1,459,703
Keller Group PLC	32,585	616,650
Kier Group PLC	218,328	422,482
Morgan Sindall Group PLC	20,544	967,847
Renew Holdings PLC	40,538	407,889
		3,874,571
Electrical Equipment - 0.0%
DiscoverIE Group PLC	50,258	379,770
Volex PLC (e)	70,095	237,276
		617,046
Ground Transportation - 0.0%
Firstgroup PLC	297,484	684,681
Zigup PLC	108,269	450,907
		1,135,588
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	1,190,300	6,712,196
DCC PLC	43,109	2,807,074
Smiths Group PLC	150,349	3,734,899
		13,254,169
Machinery - 0.1%
Bodycote PLC	85,585	542,921
IMI PLC	113,736	2,679,863
Morgan Advanced Materials PLC	144,627	379,321
Rotork PLC	380,637	1,542,116
Spirax Group PLC	32,337	2,531,862
Vesuvius PLC	99,431	453,455
Weir Group PLC/The	115,516	3,460,755
		11,590,293
Marine Transportation - 0.0%
Clarkson PLC	13,587	594,827
Passenger Airlines - 0.0%
easyJet PLC	143,796	947,836
JET2 PLC	83,710	1,766,000
		2,713,836
Professional Services - 0.3%
GlobalData PLC (e)	133,367	315,485
Hays PLC	730,570	697,120
Intertek Group PLC	71,218	4,350,777
Pagegroup PLC	146,281	524,412
RELX PLC	821,984	44,859,900
Rws Holdings PLC	136,043	121,473
SThree PLC	71,798	234,429
		51,103,596
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	193,650	10,297,287
Ashtead Technology Holdings plc (e)	39,554	262,250
Bunzl PLC	146,370	4,599,604
Diploma PLC	60,476	3,193,228
Grafton Group PLC unit	83,453	1,009,524
Howden Joinery Group PLC	250,180	2,563,960
RS GROUP PLC	216,062	1,484,361
Travis Perkins PLC	98,779	735,883
		24,146,097
TOTAL INDUSTRIALS		195,568,670

Information Technology - 0.1%
Communications Equipment - 0.0%
Spirent Communications PLC (b)	283,568	697,624
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	168,497	6,188,763
Oxford Instruments PLC	26,898	587,890
Renishaw PLC	18,345	547,644
Spectris PLC	43,693	1,164,593
		8,488,890
IT Services - 0.0%
Computacenter PLC	31,973	1,026,911
Kainos Group PLC	40,908	398,800
NCC Group PLC	153,682	301,483
Softcat PLC	55,513	1,236,242
		2,963,436
Semiconductors & Semiconductor Equipment - 0.0%
Alphawave IP Group PLC (b)(e)	179,255	303,394
Software - 0.0%
Bytes Technology Group PLC	109,921	742,713
GB Group PLC	118,339	385,602
Sage Group PLC/The	443,172	7,308,865
		8,437,180
Technology Hardware, Storage & Peripherals - 0.0%
Raspberry PI Ltd (b)(e)	38,695	227,315
TOTAL INFORMATION TECHNOLOGY		21,117,839

Materials - 0.1%
Chemicals - 0.0%
Croda International PLC	59,483	2,348,016
Elementis PLC	304,223	507,608
Johnson Matthey PLC	72,415	1,240,121
Victrex PLC	39,227	434,429
		4,530,174
Construction Materials - 0.0%
Breedon Group PLC	137,965	791,727
Ibstock PLC (c)(d)	213,513	512,188
Marshalls PLC	112,612	421,718
SigmaRoc PLC (b)	485,146	585,778
		2,311,411
Metals & Mining - 0.1%
Anglogold Ashanti Plc	35,241	1,485,761
Anglogold Ashanti Plc (South Africa)	188,658	7,871,378
Greatland Gold PLC (b)	3,929,082	696,426
Hill & Smith PLC	36,533	871,507
		10,925,072
TOTAL MATERIALS		17,766,657

Real Estate - 0.2%
Diversified REITs - 0.1%
British Land Co PLC/The	421,571	2,210,230
Land Securities Group PLC	300,811	2,375,278
LondonMetric Property PLC	926,502	2,374,423
		6,959,931
Health Care REITs - 0.0%
Assura PLC	1,371,372	887,496
Primary Health Properties PLC	623,745	851,215
Target Healthcare REIT PLC	334,030	437,594
		2,176,305
Industrial REITs - 0.1%
Segro PLC	558,976	5,070,112
Tritax Big Box REIT PLC	965,203	1,839,446
Urban Logistics REIT PLC	255,801	496,359
		7,405,917
Office REITs - 0.0%
Derwent London PLC	45,455	1,177,028
Great Portland Estates PLC	178,085	735,735
Workspace Group PLC	65,756	389,529
		2,302,292
Real Estate Management & Development - 0.0%
Grainger PLC	339,566	972,960
Savills PLC	62,257	769,131
		1,742,091
Residential REITs - 0.0%
Empiric Student Property PLC	333,275	405,070
Home Reit PLC (b)(f)	386,246	156,690
PRS REIT Plc/The	276,823	426,474
UNITE Group PLC/The	165,202	1,894,517
		2,882,751
Retail REITs - 0.0%
Hammerson PLC	207,765	699,420
Shaftesbury Capital PLC	621,880	1,125,483
Supermarket Income Reit PLC	606,860	627,599
		2,452,502
Specialized REITs - 0.0%
Big Yellow Group PLC (The)	81,852	1,097,387
Safestore Holdings PLC	95,755	803,322
		1,900,709
TOTAL REAL ESTATE		27,822,498

Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	487,834	10,998,739
Independent Power and Renewable Electricity Producers - 0.0%
Drax Group PLC	169,165	1,391,002
Multi-Utilities - 0.2%
Centrica PLC	2,239,505	4,779,818
National Grid PLC	2,159,366	31,168,513
Telecom Plus PLC	33,210	837,380
		36,785,711
Water Utilities - 0.1%
Pennon Group PLC	212,869	1,425,016
Severn Trent PLC	120,274	4,472,068
United Utilities Group PLC	304,551	4,578,729
		10,475,813
TOTAL UTILITIES		59,651,265

TOTAL UNITED KINGDOM		1,076,713,682
UNITED STATES - 5.7%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	68,536	42,079,733
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Stellantis NV (Italy)	898,074	8,281,499
Hotels, Restaurants & Leisure - 0.0%
Carnival PLC (b)	61,404	1,030,667
Leisure Products - 0.0%
BRP Inc Subordinate Voting Shares	15,598	528,381
TOTAL CONSUMER DISCRETIONARY		9,840,547

Consumer Staples - 0.9%
Food Products - 0.9%
JBS S/A	350,184	2,719,948
Nestle SA	1,162,216	123,703,232
		126,423,180
Energy - 0.8%
Energy Equipment & Services - 0.0%
Tenaris SA	179,434	2,992,051
Oil, Gas & Consumable Fuels - 0.8%
BP PLC	7,149,811	33,013,484
Diversified Energy Co PLC (d)(e)	26,980	338,528
Energy Fuels Inc/Canada (b)(e)	85,383	388,330
Shell PLC	2,697,542	87,054,383
		120,794,725
TOTAL ENERGY		123,786,776

Financials - 0.2%
Financial Services - 0.0%
Burford Capital Ltd	88,059	1,202,901
Insurance - 0.2%
Swiss Re AG	133,222	23,848,732
TOTAL FINANCIALS		25,051,633

Health Care - 2.6%
Biotechnology - 0.3%
CSL Ltd	214,757	34,471,282
Legend Biotech Corp ADR (b)	33,032	1,154,468
		35,625,750
Health Care Equipment & Supplies - 0.1%
Alcon AG	221,813	21,408,644
Inmode Ltd (b)(e)	31,884	449,564
		21,858,208
Life Sciences Tools & Services - 0.0%
QIAGEN NV	95,804	4,097,609
Pharmaceuticals - 2.2%
Bausch Health Cos Inc (b)	122,881	651,269
GSK PLC	1,837,558	36,351,837
Haleon PLC	4,009,080	20,173,165
Novartis AG	873,326	99,609,215
Roche Holding AG	306,727	100,295,594
Roche Holding AG	18,625	6,490,035
Sanofi SA	503,196	55,045,528
		318,616,643
TOTAL HEALTH CARE		380,198,210

Industrials - 0.6%
Aerospace & Defense - 0.0%
MDA Space Ltd (b)	51,169	998,809
Building Products - 0.0%
Reliance Worldwide Corp Ltd	356,302	957,837
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	101,665	5,072,926
Construction & Engineering - 0.1%
Ferrovial SE	208,947	10,149,937
Electrical Equipment - 0.4%
Schneider Electric SE	243,159	56,813,075
Signify NV (c)(d)	59,808	1,231,081
		58,044,156
Professional Services - 0.1%
Experian PLC	407,016	20,249,468
Fiverr International Ltd (b)(e)	14,675	373,479
		20,622,947
TOTAL INDUSTRIALS		95,846,612

Information Technology - 0.1%
Software - 0.1%
Bitdeer Technologies Group Class A (b)(e)	39,844	381,307
CyberArk Software Ltd (b)	21,139	7,444,311
Monday.com Ltd (b)	16,665	4,682,698
Riskified Ltd Class A (b)(e)	48,387	222,096
Sinch AB (b)(c)(d)	300,376	699,235
Vobile Group Ltd (b)(d)(e)	782,000	328,707
		13,758,354
Materials - 0.2%
Construction Materials - 0.2%
GCC SAB de CV	77,222	647,569
Holcim AG	230,998	25,813,560
James Hardie Industries PLC depository receipt (b)	190,784	4,478,121
RHI Magnesita NV	8,401	348,756
Titan Cement International SA (Greece)	18,722	864,276
		32,152,282
Metals & Mining - 0.0%
Sims Ltd	75,506	704,773
TOTAL MATERIALS		32,857,055

TOTAL UNITED STATES		849,842,100
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	317,448	4,262,268
TOTAL COMMON STOCKS (Cost $12,175,041,209)		14,302,929,891

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	195,084	2,003,669
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	20,038	1,603,758
Dr Ing hc F Porsche AG (c)(d)	50,508	2,539,120
Porsche Automobil Holding SE	69,468	2,864,224
Volkswagen AG	78,920	8,587,313
		15,594,415
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	68,971	5,344,352
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Draegerwerk AG & Co KGaA	5,275	356,157
Life Sciences Tools & Services - 0.0%
Sartorius AG	11,583	2,979,961
TOTAL HEALTH CARE		3,336,118

Industrials - 0.0%
Machinery - 0.0%
Jungheinrich AG	24,318	877,149
Materials - 0.0%
Chemicals - 0.0%
FUCHS SE	29,928	1,493,129
TOTAL GERMANY		26,645,163
ITALY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Danieli & C Officine Meccaniche SpA	24,030	648,437
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	5,988	629,800
Hyundai Motor Co Series 2	23,923	2,562,856
		3,192,656
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	361,926	11,922,923
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	8,934	669,588
TOTAL KOREA (SOUTH)		15,785,167
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	1,961,555	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $55,299,677)		45,082,436

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	403,484,551	403,565,248
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	123,384,976	123,397,314
TOTAL MONEY MARKET FUNDS (Cost $526,962,562)			526,962,562

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (k) (Cost $8,743,303)	4.25	8,772,000	8,743,210

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $12,766,046,751)	14,883,718,099
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(41,916,019)
NET ASSETS - 100.0%	14,841,802,080

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	2,499	Jun 2025	311,712,765	11,578,023	11,578,023
ICE MSCI Emerging Markets Index Contracts (United States)	2,537	Jun 2025	140,803,500	3,959,108	3,959,108
TME S&P/TSX 60 Index Contracts (Canada)	181	Jun 2025	39,256,492	1,029,485	1,029,485

TOTAL FUTURES CONTRACTS					16,566,616
The notional amount of futures purchased as a percentage of Net Assets is 3.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $393,636,688 or 2.7% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $418,431,245 or 2.8% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,743,210.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	244,219,378	1,410,562,570	1,251,216,700	7,014,802	-	-	403,565,248	403,484,551	0.7%
Fidelity Securities Lending Cash Central Fund	135,295,177	359,361,855	371,259,718	1,244,508	-	-	123,397,314	123,384,976	0.4%
Total	379,514,555	1,769,924,425	1,622,476,418	8,259,310	-	-	526,962,562

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	860,431,687	259,840,522	600,591,165	-
Consumer Discretionary	1,545,664,190	524,331,373	1,020,078,371	1,254,446
Consumer Staples	1,003,065,154	323,566,692	679,494,905	3,557
Energy	632,922,606	300,765,701	332,156,783	122
Financials	3,316,728,188	1,458,133,194	1,858,594,436	558
Health Care	1,193,860,716	285,606,034	908,084,031	170,651
Industrials	2,172,000,949	784,590,869	1,387,215,851	194,229
Information Technology	1,689,839,678	435,414,750	1,254,360,204	64,724
Materials	1,009,061,494	448,094,780	560,747,689	219,025
Real Estate	411,617,187	243,453,032	167,997,619	166,536
Utilities	467,738,042	192,026,773	275,711,266	3

Non-Convertible Preferred Stocks
Consumer Discretionary	18,787,071	1,603,758	17,183,313	-
Consumer Staples	5,344,352	5,344,352	-	-
Energy	-	-	-	-
Financials	2,003,669	2,003,669	-	-
Health Care	3,336,118	3,336,118	-	-
Industrials	1,525,586	1,525,586	-	-
Information Technology	11,922,923	-	11,922,923	-
Materials	2,162,717	1,493,129	669,588	-

U.S. Treasury Obligations	8,743,210	-	8,743,210	-

Money Market Funds	526,962,562	526,962,562	-	-
Total Investments in Securities:	14,883,718,099	5,798,092,894	9,083,551,354	2,073,851
Derivative Instruments:

Assets
Futures Contracts	16,566,616	16,566,616	-	-
Total Assets	16,566,616	16,566,616	-	-
Total Derivative Instruments:	16,566,616	16,566,616	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	16,566,616	0
Total Equity Risk	16,566,616	0
Total Value of Derivatives	16,566,616	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $116,492,933) - See accompanying schedule:
Unaffiliated issuers (cost $12,239,084,189)	$14,356,755,537
Fidelity Central Funds (cost $526,962,562)	526,962,562

Total Investment in Securities (cost $12,766,046,751)		$14,883,718,099
Segregated cash with brokers for derivative instruments		14,535,773
Foreign currency held at value (cost $17,042,232)		17,074,806
Receivable for investments sold		1,059,866
Receivable for fund shares sold		18,337,906
Dividends receivable		47,485,952
Reclaims receivable		32,165,577
Distributions receivable from Fidelity Central Funds		1,576,944
Other receivables		610,171
Total assets		15,016,565,094
Liabilities
Payable for investments purchased
Regular delivery	$9,028
Delayed delivery	562,781
Payable for fund shares redeemed	11,703,181
Accrued management fee	700,869
Payable for daily variation margin on futures contracts	358,485
Deferred taxes	38,030,074
Collateral on securities loaned	123,398,596
Total liabilities		174,763,014
Net Assets		$14,841,802,080
Net Assets consist of:
Paid in capital		$13,164,652,895
Total accumulated earnings (loss)		1,677,149,185
Net Assets		$14,841,802,080
Net Asset Value, offering price and redemption price per share ($14,841,802,080 ÷ 1,014,051,240 shares)		$14.64
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$205,985,790
Foreign Tax Reclaims		11,734,730
Interest		281,735
Income from Fidelity Central Funds (including $1,244,508 from security lending)		8,259,310
Income before foreign taxes withheld		$226,261,565
Less foreign taxes withheld		(23,669,650)
Total income		202,591,915
Expenses
Management fee	$4,129,551
Independent trustees' fees and expenses	17,696
Total expenses before reductions	4,147,247
Expense reductions	(270,644)
Total expenses after reductions		3,876,603
Net Investment income (loss)		198,715,312
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(70,510,719)
Foreign currency transactions	(1,701,786)
Futures contracts	1,771,729
Total net realized gain (loss)		(70,440,776)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $5,337,093)	673,858,221
Assets and liabilities in foreign currencies	3,847,856
Futures contracts	19,563,197
Total change in net unrealized appreciation (depreciation)		697,269,274
Net gain (loss)		626,828,498
Net increase (decrease) in net assets resulting from operations		$825,543,810
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$198,715,312	$359,194,743
Net realized gain (loss)	(70,440,776)	30,245,858
Change in net unrealized appreciation (depreciation)	697,269,274	1,986,760,437
Net increase (decrease) in net assets resulting from operations	825,543,810	2,376,201,038
Distributions to shareholders	(366,077,708)	(310,344,728)

Share transactions
Proceeds from sales of shares	3,049,552,878	4,454,246,562
Reinvestment of distributions	342,962,007	290,726,537
Cost of shares redeemed	(2,443,188,713)	(3,222,230,026)

Net increase (decrease) in net assets resulting from share transactions	949,326,172	1,522,743,073
Total increase (decrease) in net assets	1,408,792,274	3,588,599,383

Net Assets
Beginning of period	13,433,009,806	9,844,410,423
End of period	$14,841,802,080	$13,433,009,806

Other Information
Shares
Sold	217,925,848	326,930,323
Issued in reinvestment of distributions	24,816,354	22,695,308
Redeemed	(173,743,618)	(235,596,371)
Net increase (decrease)	68,998,584	114,029,260

Financial Highlights
Fidelity® Total International Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.21	$11.85	$10.82	$14.81	$11.54	$12.09
Income from Investment Operations
Net investment income (loss) A,B	.20	.40	.38	.38	.35	.27
Net realized and unrealized gain (loss)	.62	2.33	.94	(4.00)	3.14	(.50)
Total from investment operations	.82	2.73	1.32	(3.62)	3.49	(.23)
Distributions from net investment income	(.39)	(.37)	(.29)	(.37)	(.22)	(.32)
Total distributions	(.39)	(.37)	(.29)	(.37)	(.22)	(.32)
Net asset value, end of period	$14.64	$14.21	$11.85	$10.82	$14.81	$11.54
Total Return C,D	5.91%	23.34%	12.29%	(25.01)%	30.47%	(1.97)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.06% G	.06%	.06%	.06%	.06%	.06%
Expenses net of fee waivers, if any	.06 % G	.06%	.06%	.06%	.06%	.06%
Expenses net of all reductions, if any	.06% G	.06%	.06%	.06%	.06%	.06%
Net investment income (loss)	2.88% G	2.90%	3.02%	3.04%	2.47%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$14,841,802	$13,433,010	$9,844,410	$8,018,849	$8,557,656	$4,656,266
Portfolio turnover rate H	3 % G	5% I	4% I	3% I	5%	4%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Total International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,504,567,109
Gross unrealized depreciation	(1,520,892,544)
Net unrealized appreciation (depreciation)	$1,983,674,565
Tax cost	$12,916,610,150

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(58,544,757)
Long-term	(288,391,822)
Total capital loss carryforward	$(346,936,579)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total International Index Fund	839,383,669	233,430,575

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Total International Index Fund	32,466,426	159,091,289	455,539,618
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Total International Index Fund	131,409	395	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $270,644.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9879614.108
TI1-I-SANN-0625
Fidelity® Series Global ex U.S. Index Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Global ex U.S. Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
AUSTRALIA - 4.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	7,343,507	21,194,076
Interactive Media & Services - 0.1%
CAR Group Ltd	683,299	14,584,540
REA Group Ltd	95,896	15,235,934
		29,820,474
TOTAL COMMUNICATION SERVICES		51,014,550

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	2,067,826	103,590,300
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	1,027,083	43,865,737
Lottery Corp/The	4,062,923	13,539,801
		57,405,538
TOTAL CONSUMER DISCRETIONARY		160,995,838

Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd	1,460,265	8,346,862
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	2,432,091	33,027,323
Woolworths Group Ltd	2,219,727	44,799,958
		77,827,281
TOTAL CONSUMER STAPLES		86,174,143

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Santos Ltd	5,934,559	22,814,603
Woodside Energy Group Ltd	3,451,172	44,986,501
		67,801,104
Financials - 1.8%
Banks - 1.4%
ANZ Group Holdings Ltd	5,420,826	103,658,441
Commonwealth Bank of Australia	3,046,599	324,734,367
National Australia Bank Ltd	5,597,359	129,246,930
Westpac Banking Corp	6,247,564	131,106,220
		688,745,958
Capital Markets - 0.2%
ASX Ltd	355,119	16,080,479
Macquarie Group Ltd	658,684	81,396,913
		97,477,392
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	432,197	10,287,401
Insurance - 0.2%
Insurance Australia Group Ltd	4,300,094	22,586,120
Medibank Pvt Ltd	5,048,866	15,018,985
QBE Insurance Group Ltd	2,738,665	37,848,142
Suncorp Group Ltd	1,966,764	25,575,973
		101,029,220
TOTAL FINANCIALS		897,539,971

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	118,788	20,803,413
Health Care Providers & Services - 0.0%
Sonic Healthcare Ltd	826,276	13,796,305
Health Care Technology - 0.0%
Pro Medicus Ltd	105,454	15,462,755
TOTAL HEALTH CARE		50,062,473

Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	2,514,202	33,040,790
Passenger Airlines - 0.0%
Qantas Airways Ltd	1,336,519	7,556,572
Professional Services - 0.0%
Computershare Ltd	959,003	25,060,101
Trading Companies & Distributors - 0.0%
Reece Ltd	407,336	4,107,694
SGH Ltd	368,551	12,053,343
		16,161,037
Transportation Infrastructure - 0.2%
Transurban Group unit	5,650,225	50,916,276
TOTAL INDUSTRIALS		132,734,776

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	337,695	19,202,338
Materials - 1.1%
Metals & Mining - 1.1%
BHP Group Ltd	9,233,061	220,057,558
BlueScope Steel Ltd	802,928	12,298,023
Fortescue Ltd	3,075,104	31,758,704
Glencore PLC	18,857,802	61,829,754
Northern Star Resources Ltd	2,468,515	30,322,445
Rio Tinto Ltd (b)	674,158	50,438,620
Rio Tinto PLC	2,051,626	122,255,192
South32 Ltd	8,283,493	14,274,904
		543,235,200
Real Estate - 0.3%
Diversified REITs - 0.1%
GPT Group/The unit	3,484,706	10,329,905
Stockland unit	4,375,889	15,377,913
		25,707,818
Industrial REITs - 0.1%
Goodman Group unit	3,696,649	70,768,060
Retail REITs - 0.1%
Scentre Group unit	9,467,959	21,934,837
Vicinity Ltd unit	7,119,674	10,767,457
		32,702,294
TOTAL REAL ESTATE		129,178,172

Utilities - 0.0%
Electric Utilities - 0.0%
Origin Energy Ltd	3,130,219	21,335,596
Gas Utilities - 0.0%
Apa Group unit	2,372,075	12,481,800
TOTAL UTILITIES		33,817,396

TOTAL AUSTRALIA		2,171,755,961
AUSTRIA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	269,615	13,915,544
Financials - 0.1%
Banks - 0.1%
Erste Group Bank AG	560,766	37,766,431
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	631,569	9,536,370
Mondi PLC (South Africa)	170,585	2,567,774
		12,104,144
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A (b)	124,466	9,545,788
TOTAL AUSTRIA		73,331,907
BELGIUM - 0.5%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	39,560	7,874,091
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	1,636,117	107,834,806
Food Products - 0.0%
Lotus Bakeries NV	732	7,015,423
TOTAL CONSUMER STAPLES		114,850,229

Financials - 0.1%
Banks - 0.1%
KBC Group NV	417,400	38,329,350
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	150,292	12,343,726
Sofina SA	28,405	7,903,065
		20,246,791
Insurance - 0.0%
Ageas SA/NV	269,885	16,892,092
TOTAL FINANCIALS		75,468,233

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	229,997	41,987,971
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	133,031	9,437,095
TOTAL BELGIUM		249,617,619
BRAZIL - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	1,523,040	7,458,002
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	1,566,303	5,230,072
TOTAL COMMUNICATION SERVICES		12,688,074

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Vibra Energia SA	1,802,650	5,971,617
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	8,552,830	21,957,963
Ambev SA ADR	42,444	107,383
		22,065,346
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	2,332,044	8,152,693
Food Products - 0.0%
BRF SA	930,900	3,723,502
Personal Care Products - 0.0%
Natura & Co Holding SA (c)	1,653,719	2,771,180
TOTAL CONSUMER STAPLES		36,712,721

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA	7,724,440	40,819,354
Petroleo Brasileiro SA	6,274,611	35,435,413
Petroleo Brasileiro SA ADR	485,066	5,122,297
Petroleo Brasileiro SA ADR	9	102
PRIO SA/Brazil (c)	1,461,800	8,682,991
Ultrapar Participacoes SA	1,295,400	4,069,845
		94,130,002
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	10,145,634	24,545,529
Banco Bradesco SA	1,817,838	3,917,457
Banco Bradesco SA ADR	571,083	1,404,864
Banco do Brasil SA	3,118,100	15,895,022
Itau Unibanco Holding SA	9,191,557	57,625,895
Itau Unibanco Holding SA ADR	504,898	3,185,906
Itausa SA	10,246,609	19,319,087
Itausa SA	148,896	280,206
NU Holdings Ltd/Cayman Islands Class A (c)	5,810,738	72,227,474
		198,401,440
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	9,861,975	23,442,208
Banco BTG Pactual SA unit	2,171,900	14,584,832
XP Inc Class A	677,471	10,907,283
		48,934,323
Insurance - 0.0%
BB Seguridade Participacoes SA	1,287,400	9,702,316
Caixa Seguridade Participacoes S/A	1,158,700	3,340,234
		13,042,550
TOTAL FINANCIALS		260,378,313

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (d)(e)	1,444,411	8,149,571
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA (c)	1,293,200	14,793,361
Electrical Equipment - 0.1%
WEG SA	3,048,032	23,975,428
Ground Transportation - 0.0%
Localiza Rent a Car SA	1,671,138	12,650,254
Rumo SA	2,329,700	7,963,874
		20,614,128
Transportation Infrastructure - 0.0%
CCR SA	1,920,400	4,551,312
TOTAL INDUSTRIALS		63,934,229

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	1,003,200	6,650,112
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	300,482	9,681,601
Containers & Packaging - 0.0%
Klabin SA unit	1,474,070	4,813,003
Metals & Mining - 0.3%
Gerdau SA	2,511,438	6,633,561
Vale SA	6,569,247	61,187,880
Vale SA ADR	34,124	317,694
Wheaton Precious Metals Corp	824,390	68,834,712
		136,973,847
Paper & Forest Products - 0.0%
Suzano SA	1,274,495	11,246,700
TOTAL MATERIALS		162,715,151

Utilities - 0.1%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras SA	2,176,030	16,851,805
Centrais Eletricas Brasileiras SA Series B	458,242	3,894,348
Cia Energetica de Minas Gerais	3,269,380	6,308,152
Cia Paranaense de Energia - Copel Series B	1,933,100	3,927,410
CPFL Energia SA	408,200	2,746,916
Energisa S/A unit	493,000	3,990,806
Equatorial Energia SA	2,164,385	14,038,574
		51,758,011
Independent Power and Renewable Electricity Producers - 0.0%
Engie Brasil Energia SA	342,250	2,506,952
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	877,200	17,603,818
TOTAL UTILITIES		71,868,781

TOTAL BRAZIL		723,198,571
CANADA - 7.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc (b)	140,153	3,114,963
Quebecor Inc Class B (b)	284,760	7,812,000
TELUS Corp	898,429	13,829,003
		24,755,966
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B (b)	655,573	17,090,739
TOTAL COMMUNICATION SERVICES		41,846,705

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	490,740	17,050,955
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A (b)	95,281	10,427,968
Dollarama Inc (b)	506,752	62,526,125
		72,954,093
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (b)	497,777	32,074,229
Restaurant Brands International Inc (United States) (b)	61,081	3,933,616
		36,007,845
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	246,503	11,359,593
TOTAL CONSUMER DISCRETIONARY		137,372,486

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc (b)	1,379,618	72,013,137
Empire Co Ltd Class A (b)	239,052	8,878,183
George Weston Ltd	106,081	20,668,328
Loblaw Cos Ltd	274,190	44,511,622
Metro Inc/CN	380,802	29,346,006
		175,417,276
Food Products - 0.0%
Saputo Inc	456,196	8,901,547
TOTAL CONSUMER STAPLES		184,318,823

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
ARC Resources Ltd	1,083,461	20,048,665
Cameco Corp	791,429	35,725,103
Canadian Natural Resources Ltd	3,838,254	110,141,686
Cenovus Energy Inc	2,488,264	29,293,867
Enbridge Inc (b)	3,964,609	185,404,282
Imperial Oil Ltd (b)	323,657	21,831,470
Keyera Corp	417,452	12,957,182
Pembina Pipeline Corp (b)	1,054,283	40,302,273
Suncor Energy Inc	2,286,319	80,749,218
TC Energy Corp (b)	1,888,638	95,418,277
Tourmaline Oil Corp (b)	644,310	28,462,555
		660,334,578
Financials - 3.0%
Banks - 1.9%
Bank of Montreal (b)	1,328,537	127,293,234
Bank of Nova Scotia/The (b)	2,264,850	113,324,643
Canadian Imperial Bank of Commerce	1,716,176	108,241,334
National Bank of Canada	715,300	62,823,534
Royal Bank of Canada (b)	2,575,154	309,089,462
Toronto Dominion Bank	3,186,414	203,605,984
		924,378,191
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	644,950	34,413,551
Brookfield Corp Class A	2,492,136	133,880,453
IGM Financial Inc	140,620	4,468,709
Onex Corp Subordinate Voting Shares	112,516	7,966,551
TMX Group Ltd	503,859	20,419,703
		201,148,967
Insurance - 0.7%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	36,727	57,338,983
Great-West Lifeco Inc	508,726	19,782,969
iA Financial Corp Inc	171,348	16,645,092
Intact Financial Corp (b)	324,694	72,110,519
Manulife Financial Corp	3,146,642	96,435,242
Power Corp of Canada Subordinate Voting Shares (b)	1,018,987	38,568,651
Sun Life Financial Inc	1,047,605	62,426,194
		363,307,650
TOTAL FINANCIALS		1,488,834,808

Industrials - 0.8%
Aerospace & Defense - 0.0%
CAE Inc (c)	585,076	14,637,510
Commercial Services & Supplies - 0.1%
Element Fleet Management Corp (b)	732,868	16,049,097
RB Global Inc (b)	335,437	33,778,506
		49,827,603
Construction & Engineering - 0.1%
Stantec Inc	208,699	18,317,553
WSP Global Inc (b)	236,964	42,002,411
		60,319,964
Ground Transportation - 0.5%
Canadian National Railway Co	972,282	94,160,286
Canadian Pacific Kansas City Ltd	1,698,446	123,360,944
TFI International Inc (b)	146,954	11,946,275
		229,467,505
Passenger Airlines - 0.0%
Air Canada (c)	309,042	3,131,667
Professional Services - 0.1%
Thomson Reuters Corp (b)	286,729	53,354,556
Trading Companies & Distributors - 0.0%
Toromont Industries Ltd	146,556	12,399,747
TOTAL INDUSTRIALS		423,138,552

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (c)	213,657	18,230,431
IT Services - 0.5%
CGI Inc Class A	369,043	39,131,514
Shopify Inc Class A (c)	2,207,952	210,000,484
		249,131,998
Software - 0.3%
Constellation Software Inc/Canada (b)	36,644	132,061,670
Constellation Software Inc/Canada warrants 3/31/2040 (c)(f)	30,824	2
Descartes Systems Group Inc/The (c)	154,643	16,285,413
Open Text Corp	477,380	12,923,126
		161,270,211
TOTAL INFORMATION TECHNOLOGY		428,632,640

Materials - 0.7%
Chemicals - 0.1%
Nutrien Ltd	893,232	50,991,846
Containers & Packaging - 0.0%
CCL Industries Inc Class B	266,581	13,930,433
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA	912,513	107,249,733
Barrick Gold Corp	3,139,397	59,868,524
Franco-Nevada Corp (b)	349,820	60,115,955
Kinross Gold Corp	2,233,971	32,976,433
Pan American Silver Corp	665,799	16,763,298
Teck Resources Ltd Class B	859,963	29,224,769
		306,198,712
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	99,125	7,339,104
TOTAL MATERIALS		378,460,095

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	74,176	13,018,732
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc (b)	537,741	24,203,416
Fortis Inc/Canada	904,962	44,814,853
Hydro One Ltd (d)(e)	599,161	23,052,008
		92,070,277
Gas Utilities - 0.0%
AltaGas Ltd (b)	539,322	15,961,365
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	245,287	6,990,662
Multi-Utilities - 0.0%
Canadian Utilities Ltd Class A (b)	245,466	6,871,125
TOTAL UTILITIES		121,893,429

TOTAL CANADA		3,877,850,848
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	1,130,319	5,132,507
Specialty Retail - 0.0%
Empresas Copec SA	700,827	4,810,881
TOTAL CONSUMER DISCRETIONARY		9,943,388

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	2,330,347	7,973,814
Financials - 0.1%
Banks - 0.1%
Banco de Chile	82,211,431	12,068,338
Banco de Credito e Inversiones SA	157,665	6,244,060
Banco Santander Chile	122,583,888	7,411,555
		25,723,953
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	393,600,538	6,214,373
Materials - 0.1%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B	260,353	8,963,563
Metals & Mining - 0.1%
Antofagasta PLC	723,227	15,739,583
Lundin Mining Corp (b)	1,346,048	11,013,653
		26,753,236
Paper & Forest Products - 0.0%
Empresas Cmpc SA	2,017,312	3,163,734
TOTAL MATERIALS		38,880,533

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	40,815,969	4,007,930
Enel Chile SA	48,973,350	3,465,254
		7,473,184
TOTAL CHILE		96,209,245
CHINA - 8.8%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (d)(e)	8,061,600	11,683,478
Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	234,000	488,386
China Ruyi Holdings Ltd (b)(c)	12,032,000	3,164,846
Kingsoft Corp Ltd	1,698,200	8,452,024
Mango Excellent Media Co Ltd A Shares (China)	198,494	620,941
Netease Inc	3,518,335	75,631,366
Tencent Music Entertainment Group Class A ADR	1,375,648	18,461,196
		106,818,759
Interactive Media & Services - 1.7%
Autohome Inc Class A ADR	116,340	3,173,755
Baidu Inc A Shares (c)	4,145,848	45,716,348
Bilibili Inc Z Shares (c)	425,604	7,471,073
Kanzhun Ltd ADR (c)	480,449	7,350,870
Kuaishou Technology B Shares (c)(d)(e)	4,879,600	32,465,233
Kunlun Tech Co Ltd A Shares (China)	133,900	587,472
Tencent Holdings Ltd	11,755,300	720,023,345
		816,788,096
Media - 0.0%
China Literature Ltd (c)(d)(e)	751,600	2,611,741
Focus Media Information Technology Co Ltd A Shares (China)	1,764,140	1,749,076
Jiangsu Phoenix Publishing & Media Corp Ltd A Shares (China)	230,800	372,797
		4,733,614
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	3,700,200	2,707,900
TOTAL COMMUNICATION SERVICES		942,731,847

Consumer Discretionary - 2.8%
Automobile Components - 0.0%
Bethel Automotive Safety Systems Co Ltd A Shares (China)	74,760	593,542
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	26,200	478,105
Fuyao Glass Industry Group Co Ltd A Shares (China)	124,600	995,704
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	1,204,000	8,515,060
Huayu Automotive Systems Co Ltd A Shares (China)	314,300	770,602
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	59,200	849,996
Ningbo Tuopu Group Co Ltd A Shares (China)	180,525	1,303,828
Sailun Group Co Ltd A Shares (China)	337,300	567,124
Shandong Linglong Tyre Co Ltd A Shares (China)	193,900	379,980
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	256,400	588,894
		15,042,835
Automobiles - 0.4%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China)	225,900	1,134,640
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (c)	573,300	583,725
BYD Co Ltd A Shares (China)	204,220	9,927,410
BYD Co Ltd H Shares	2,228,000	105,821,635
Chongqing Changan Automobile Co Ltd A Shares (China)	860,764	1,452,048
Geely Automobile Holdings Ltd	11,077,000	23,366,306
Great Wall Motor Co Ltd A Shares (China)	160,400	498,146
Great Wall Motor Co Ltd H Shares	4,418,500	6,335,258
Guangzhou Automobile Group Company Ltd A Shares (China)	390,800	430,998
Guangzhou Automobile Group Company Ltd H Shares (b)	847,526	300,518
Li Auto Inc A Shares (c)	2,246,718	27,375,529
NIO Inc A Shares (c)	2,867,789	11,486,765
SAIC Motor Corp Ltd A Shares (China)	828,300	1,852,632
Seres Group Co Ltd A Shares (China)	163,900	2,942,578
XPeng Inc A Shares (c)	2,257,064	21,011,046
Yadea Group Holdings Ltd (d)(e)	2,232,826	4,042,096
Zhejiang Leapmotor Technology Co Ltd H Shares (c)(d)(e)	939,400	6,740,627
		225,301,957
Broadline Retail - 1.6%
Alibaba Group Holding Ltd	29,446,724	439,640,510
CCOOP Group Co Ltd A Shares (China) (c)	2,040,300	756,195
JD.com Inc A Shares	4,442,499	72,330,227
MINISO Group Holding Ltd A Shares (b)	819,384	3,683,897
PDD Holdings Inc Class A ADR (c)	1,264,043	133,445,020
Prosus NV Class N	2,491,486	116,812,342
Vipshop Holdings Ltd Class A ADR	590,710	8,045,470
		774,713,661
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	589,700	1,242,024
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	2,688,130	13,169,661
TAL Education Group Class A ADR (c)	747,518	6,540,783
		19,710,444
Hotels, Restaurants & Leisure - 0.5%
H World Group Ltd ADR	378,020	12,943,405
Haidilao International Holding Ltd (d)(e)	3,003,000	6,822,536
Meituan B Shares (c)(d)(e)	8,954,700	148,266,889
Tongcheng Travel Holdings Ltd (e)	2,313,600	6,115,426
TravelSky Technology Ltd H Shares	1,789,000	2,495,871
Trip.com Group Ltd	1,125,393	67,794,590
Yum China Holdings Inc	689,682	29,870,127
		274,308,844
Household Durables - 0.1%
Beijing Roborock Technology Co Ltd A Shares (China)	19,600	522,690
Ecovacs Robotics Co Ltd A Shares (China)	63,600	450,261
Gree Electric Appliances Inc of Zhuhai A Shares (China)	315,900	1,979,878
Haier Smart Home Co Ltd A Shares (China)	641,100	2,188,764
Haier Smart Home Co Ltd H Shares	4,486,800	13,020,831
Hangzhou GreatStar Industrial Co Ltd A Shares (China)	106,700	341,950
Hisense Home Appliances Group Co Ltd A Shares (China)	379,800	1,435,525
Hisense Home Appliances Group Co Ltd H Shares (b)	236,000	718,139
Midea Group Co Ltd A Shares (China)	356,200	3,607,123
Midea Group Co Ltd H Shares	565,200	5,360,057
Oppein Home Group Inc A Shares (China)	58,900	535,888
Sichuan Changhong Electric Co Ltd A Shares (China)	526,900	761,251
Zhejiang Supor Co Ltd A Shares (China)	46,000	355,777
		31,278,134
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	226,000	1,970,426
Chow Tai Fook Jewellery Group Ltd	3,571,400	4,779,918
HLA Group Corp Ltd A Shares (China)	455,100	519,560
Pop Mart International Group Ltd (d)(e)	976,800	24,408,665
Zhongsheng Group Holdings Ltd	1,535,500	2,320,396
		33,998,965
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	2,321,000	27,517,659
Bosideng International Holdings Ltd	8,630,000	4,473,232
Li Ning Co Ltd	4,165,000	7,894,360
Shenzhou International Group Holdings Ltd	1,491,400	10,345,727
		50,230,978
TOTAL CONSUMER DISCRETIONARY		1,425,827,842

Consumer Staples - 0.4%
Beverages - 0.3%
Anhui Gujing Distillery Co Ltd A Shares (China)	74,200	1,677,740
Anhui Gujing Distillery Co Ltd B Shares	163,900	2,508,165
Anhui Yingjia Distillery Co Ltd A Shares (China)	74,200	448,212
Beijing Yanjing Brewery Co Ltd A Shares (China)	257,300	459,667
China Resources Beer Holdings Co Ltd	2,935,489	10,370,880
Chongqing Brewery Co Ltd A Shares (China)	58,200	462,194
Eastroc Beverage Group Co Ltd A Shares (China)	57,940	2,278,603
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	128,700	838,804
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	179,000	1,688,923
Kweichow Moutai Co Ltd A Shares (China)	136,400	29,025,917
Luzhou Laojiao Co Ltd A Shares (China)	178,400	3,036,442
Nongfu Spring Co Ltd H Shares (d)(e)	3,673,200	16,955,562
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	136,260	3,825,375
Tsingtao Brewery Co Ltd A Shares (China)	134,700	1,378,513
Tsingtao Brewery Co Ltd H Shares	1,012,000	7,163,701
Wuliangye Yibin Co Ltd A Shares (China)	429,400	7,601,336
		89,720,034
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)(c)	10,396,000	6,755,872
JD Health International Inc (c)(d)(e)	2,033,500	9,727,533
Yifeng Pharmacy Chain Co Ltd A Shares (China)	127,428	496,308
Yonghui Superstores Co Ltd A Shares (China) (c)	1,026,200	721,821
		17,701,534
Food Products - 0.1%
Angel Yeast Co Ltd A Shares (China)	74,000	358,633
China Feihe Ltd (d)(e)	6,793,000	5,150,193
China Huishan Dairy Holdings Co Ltd (c)(f)	958,000	1
China Mengniu Dairy Co Ltd	5,697,000	14,265,272
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	530,703	3,060,550
Guangdong Haid Group Co Ltd A Shares (China)	211,400	1,612,265
Hebei Yangyuan Zhihui Beverage Co Ltd A Shares (China)	160,240	534,948
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	376,800	1,294,415
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	757,800	3,101,464
Muyuan Foods Co Ltd A Shares (China)	647,270	3,531,933
New Hope Liuhe Co Ltd A Shares (China) (c)	431,900	570,026
Tingyi Cayman Islands Holding Corp	3,536,000	6,401,238
Want Want China Holdings Ltd	8,715,000	5,719,654
Wens Foodstuff Group Co Ltd A Shares (China)	834,620	1,945,463
Wilmar International Ltd	3,494,480	8,196,230
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	166,300	727,156
		56,469,441
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (d)(e)	578,000	5,962,144
Hengan International Group Co Ltd	1,170,500	3,161,841
		9,123,985
Tobacco - 0.0%
Smoore International Holdings Ltd (b)(d)(e)	3,358,000	5,827,876
TOTAL CONSUMER STAPLES		178,842,870

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	3,474,000	2,718,962
CNOOC Energy Technology & Services Ltd A Shares (China)	694,000	379,014
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	103,500	447,109
		3,545,085
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	3,788,000	3,912,254
China Merchants Energy Shipping Co Ltd A Shares (China)	824,100	662,326
China Petroleum & Chemical Corp A Shares (China)	3,030,800	2,359,709
China Petroleum & Chemical Corp H Shares	44,741,800	22,902,799
China Shenhua Energy Co Ltd A Shares (China)	494,700	2,606,378
China Shenhua Energy Co Ltd H Shares	6,467,000	24,348,394
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	1,461,366	2,063,673
COSCO SHIPPING Energy Transportation Co Ltd H Shares (b)	360,000	285,935
Guanghui Energy Co Ltd A Shares (China)	667,700	531,923
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	224,600	551,356
Inner Mongolia Yitai Coal Co Ltd B Shares	2,020,330	4,018,006
PetroChina Co Ltd A Shares (China)	1,507,100	1,656,695
PetroChina Co Ltd H Shares	39,822,000	30,499,598
Shaanxi Coal Industry Co Ltd A Shares (China)	1,060,400	2,796,610
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	574,180	506,141
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	322,800	484,998
Yankuang Energy Group Co Ltd A Shares (China)	150,600	252,741
Yankuang Energy Group Co Ltd H Shares	6,384,100	6,675,828
		107,115,364
TOTAL ENERGY		110,660,449

Financials - 1.5%
Banks - 1.1%
Agricultural Bank of China Ltd A Shares (China)	7,816,300	5,827,064
Agricultural Bank of China Ltd H Shares	52,402,000	32,026,598
Bank of Beijing Co Ltd A Shares (China)	2,303,700	1,901,303
Bank of Changsha Co Ltd A Shares (China)	484,900	604,214
Bank of Chengdu Co Ltd A Shares (China)	508,300	1,187,654
Bank of China Ltd A Shares (China)	8,486,100	6,451,075
Bank of China Ltd H Shares	122,699,024	68,661,840
Bank of Communications Co Ltd A Shares (China)	3,604,000	3,703,837
Bank of Communications Co Ltd H Shares	16,747,200	14,683,708
Bank of Hangzhou Co Ltd A Shares (China)	814,331	1,647,642
Bank of Jiangsu Co Ltd A Shares (China)	2,171,160	3,035,762
Bank of Nanjing Co Ltd A Shares (China)	1,175,600	1,685,043
Bank of Ningbo Co Ltd A Shares (China)	785,710	2,584,675
Bank of Shanghai Co Ltd A Shares (China)	1,737,900	2,482,308
Bank of Suzhou Co Ltd A Shares (China)	496,700	549,519
BOC Hong Kong Holdings Ltd	6,711,451	27,864,862
China CITIC Bank Corp Ltd A Shares (China)	341,500	338,702
China CITIC Bank Corp Ltd H Shares	15,899,293	12,566,747
China Construction Bank Corp A Shares (China)	7,831,300	9,752,871
China Construction Bank Corp H Shares	164,679,649	135,470,648
China Everbright Bank Co Ltd A Shares (China)	5,662,900	2,944,675
China Everbright Bank Co Ltd H Shares	4,940,000	2,146,552
China Merchants Bank Co Ltd A Shares (China)	1,694,200	9,497,638
China Merchants Bank Co Ltd H Shares	7,659,691	41,925,046
China Minsheng Banking Corp Ltd A Shares (China)	2,506,500	1,373,157
China Minsheng Banking Corp Ltd H Shares	13,346,832	6,264,179
China Zheshang Bank Co Ltd A Shares (China)	2,006,420	825,638
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	300,900	283,684
Chongqing Rural Commercial Bank Co Ltd H Shares	900,000	690,469
CNPC Capital Co Ltd A Shares (China)	885,200	836,356
Huaxia Bank Co Ltd A Shares (China)	1,423,964	1,424,716
Industrial & Commercial Bank of China Ltd A Shares (China)	14,014,200	13,507,825
Industrial & Commercial Bank of China Ltd H Shares	115,673,008	79,346,589
Industrial Bank Co Ltd A Shares (China)	2,347,500	6,743,274
Ping An Bank Co Ltd A Shares (China)	2,382,600	3,577,791
Postal Savings Bank of China Co Ltd A Shares (China)	2,728,800	1,921,251
Postal Savings Bank of China Co Ltd H Shares (d)(e)	16,804,000	10,356,790
Shanghai Pudong Development Bank Co Ltd A Shares (China)	3,424,900	5,160,463
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	1,089,200	1,258,668
		523,110,833
Capital Markets - 0.1%
BOC International China Co Ltd A Shares (China)	243,200	330,220
Caitong Securities Co Ltd A Shares (China)	451,460	453,056
Capital Securities Co Ltd A Shares (China)	193,500	503,686
Changjiang Securities Co Ltd A Shares (China)	566,100	499,802
China Galaxy Securities Co Ltd A Shares (China)	458,400	985,378
China Galaxy Securities Co Ltd H Shares	7,031,000	6,382,258
China Great Wall Securities Co Ltd A Shares (China)	397,000	422,029
China International Capital Corp Ltd A Shares (China)	195,900	883,933
China International Capital Corp Ltd H Shares (d)(e)	3,144,400	5,408,517
China Merchants Securities Co Ltd A Shares (China)	817,700	1,847,499
CITIC Securities Co Ltd A Shares (China)	459,005	1,580,184
CITIC Securities Co Ltd H Shares	3,991,775	9,913,043
CSC Financial Co Ltd A Shares (China)	459,000	1,466,853
Dongxing Securities Co Ltd A Shares (China)	327,900	452,303
East Money Information Co Ltd A Shares (China)	1,729,520	4,899,898
Everbright Securities Co Ltd A Shares (China)	393,500	871,292
Founder Securities Co Ltd A Shares (China)	857,200	878,647
GF Securities Co Ltd A Shares (China)	296,100	635,441
GF Securities Co Ltd H Shares	653,000	852,076
Guolian Minsheng Securities Co Ltd A Shares (China)	343,100	459,547
Guosen Securities Co Ltd A Shares (China)	649,100	970,174
Guotai Haitong Securities Co Ltd A Shares (China)	1,159,750	2,752,883
Guotai Haitong Securities Co Ltd H Shares (d)(e)	3,832,839	5,475,767
Guoyuan Securities Co Ltd A Shares (China)	410,900	421,363
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	58,500	2,073,119
Huatai Securities Co Ltd A Shares (China)	413,900	914,572
Huatai Securities Co Ltd H Shares (d)(e)	2,973,600	4,409,253
Industrial Securities Co Ltd A Shares (China)	1,214,770	966,793
Nanjing Securities Co Ltd A Shares (China)	474,500	505,095
Orient Securities Co Ltd/China A Shares (China)	900,472	1,135,007
SDIC Capital Co Ltd A Shares (China)	648,300	610,061
Shenwan Hongyuan Group Co Ltd A Shares (China)	2,755,015	1,788,503
Sinolink Securities Co Ltd A Shares (China)	377,000	421,392
SooChow Securities Co Ltd A Shares (China)	702,025	754,739
Southwest Securities Co Ltd A Shares (China)	582,900	330,153
Tianfeng Securities Co Ltd A Shares (China) (c)	940,500	504,586
Western Securities Co Ltd A Shares (China)	499,740	517,821
Zheshang Securities Co Ltd A Shares (China)	398,900	576,416
Zhongtai Securities Co Ltd A Shares (China)	938,800	788,447
		65,641,806
Consumer Finance - 0.0%
Qifu Technology Inc Class A ADR	212,615	8,723,593
Financial Services - 0.0%
Far East Horizon Ltd	3,379,000	2,618,468
Insurance - 0.3%
China Life Insurance Co Ltd A Shares (China)	325,200	1,622,584
China Life Insurance Co Ltd H Shares	13,583,000	24,869,591
China Pacific Insurance Group Co Ltd A Shares (China)	578,700	2,375,792
China Pacific Insurance Group Co Ltd H Shares	5,037,000	13,703,737
China Taiping Insurance Holdings Co Ltd	2,752,265	3,818,450
New China Life Insurance Co Ltd A Shares (China)	120,100	795,339
New China Life Insurance Co Ltd H Shares	1,885,500	6,892,300
People's Insurance Co Group of China Ltd/The A Shares (China)	3,664,800	3,558,978
People's Insurance Co Group of China Ltd/The H Shares	10,976,000	6,495,931
PICC Property & Casualty Co Ltd H Shares	12,632,001	23,291,249
Ping An Insurance Group Co of China Ltd A Shares (China)	1,715,877	11,975,665
Ping An Insurance Group Co of China Ltd H Shares	11,524,500	68,974,558
		168,374,174
TOTAL FINANCIALS		768,468,874

Health Care - 0.3%
Biotechnology - 0.1%
Akeso Inc (c)(d)(e)	1,142,000	12,700,178
Beigene Ltd H Shares (c)	1,394,918	28,190,597
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	185,280	486,252
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China)	108,599	977,487
Chongqing Zhifei Biological Products Co Ltd A Shares (China)	261,900	680,536
Hualan Biological Engineering Inc A Shares (China)	169,250	381,199
Imeik Technology Development Co Ltd A Shares (China)	31,520	748,793
Innovent Biologics Inc (c)(d)(e)	2,231,500	15,465,357
Shanghai RAAS Blood Products Co Ltd A Shares (China)	658,400	608,156
		60,238,555
Health Care Equipment & Supplies - 0.0%
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	144,500	684,921
Shandong Weigao Group Medical Polymer Co Ltd H Shares	4,568,000	3,363,154
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	88,188	1,609,470
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	140,300	4,238,230
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	81,400	586,510
		10,482,285
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	1,047,501	1,871,669
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	128,200	466,289
Huadong Medicine Co Ltd A Shares (China)	214,260	1,143,865
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	800,800	1,976,814
Shanghai Pharmaceuticals Holding Co Ltd H Shares	376,300	515,280
Sinopharm Group Co Ltd H Shares	2,512,000	5,940,234
		11,914,151
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)(c)	2,146,000	3,021,600
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	36,107	221,942
Pharmaron Beijing Co Ltd A Shares (China)	40,325	128,852
Pharmaron Beijing Co Ltd H Shares (b)(d)(e)	273,000	475,205
Wuxi Apptec Co Ltd A Shares (China)	178,796	1,457,472
Wuxi Apptec Co Ltd H Shares (b)(d)(e)	676,774	5,248,847
Wuxi Biologics Cayman Inc (c)(d)(e)	6,399,500	18,813,323
		29,367,241
Pharmaceuticals - 0.1%
Beijing Tong Ren Tang Co Ltd A Shares (China)	181,300	908,257
Changchun High-Tech Industry Group Co Ltd A Shares (China) (c)	42,600	515,243
China Resources Pharmaceutical Group Ltd (d)(e)	3,125,500	1,974,696
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	134,030	758,243
CSPC Innovation Pharmaceutical Co Ltd A Shares (China) (c)	138,240	796,993
CSPC Pharmaceutical Group Ltd	14,708,800	11,625,786
Dong-E-E-Jiao Co Ltd A Shares (China)	75,800	566,537
Hansoh Pharmaceutical Group Co Ltd (d)(e)	2,140,000	6,649,905
Hubei Jumpcan Pharmaceutical Co Ltd A Shares (China)	114,400	413,726
Humanwell Healthcare Group Co Ltd A Shares (China)	170,600	489,331
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	743,766	5,220,622
Kangmei Pharmaceutical Co Ltd rights (c)(f)	9,551	0
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	434,500	783,216
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	100,900	567,550
Shijiazhuang Yiling Pharmaceutical Co Ltd A Shares (China)	168,960	319,354
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	165,000	822,182
Yunnan Baiyao Group Co Ltd A Shares (China)	183,520	1,445,206
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	66,200	1,867,725
		35,724,572
TOTAL HEALTH CARE		147,726,804

Industrials - 0.4%
Aerospace & Defense - 0.0%
AECC Aero-Engine Control Co Ltd A Shares (China)	120,600	296,870
AECC Aviation Power Co Ltd A Shares (China)	320,652	1,448,480
AviChina Industry & Technology Co Ltd H Shares	5,139,000	2,358,920
AVICOPTER PLC A Shares (China) (c)	76,700	374,451
Kuang-Chi Technologies Co Ltd A Shares (China)	242,100	1,405,901
		5,884,622
Air Freight & Logistics - 0.0%
JD Logistics Inc (c)(d)(e)	3,567,700	5,630,596
SF Holding Co Ltd A Shares (China)	573,100	3,429,585
YTO Express Group Co Ltd A Shares (China)	393,100	708,219
ZTO Express Cayman Inc A Shares	769,381	14,328,860
		24,097,260
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	207,800	800,212
Commercial Services & Supplies - 0.0%
Shanghai M&G Stationery Inc A Shares (China)	81,600	329,777
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	208,520	558,389
		888,166
Construction & Engineering - 0.0%
China Communications Services Corp Ltd H Shares	4,322,000	2,256,963
China Energy Engineering Corp Ltd A Shares (China)	4,619,000	1,396,966
China National Chemical Engineering Co Ltd A Shares (China)	620,300	644,006
China Railway Group Ltd A Shares (China)	2,643,900	2,007,111
China Railway Group Ltd H Shares	6,575,000	2,831,567
China State Construction Engineering Corp Ltd A Shares (China)	4,938,040	3,742,458
China State Construction International Holdings Ltd	3,747,750	5,518,503
Metallurgical Corp of China Ltd A Shares (China)	1,777,700	706,683
Power Construction Corp of China Ltd A Shares (China)	2,112,039	1,371,588
Sichuan Road and Bridge Group Co Ltd A Shares (China)	700,800	837,200
		21,313,045
Electrical Equipment - 0.2%
China XD Electric Co Ltd A Shares (China)	533,500	455,902
CNGR Advanced Material Co Ltd A Shares (China)	100,020	434,255
Contemporary Amperex Technology Co Ltd A Shares (China)	478,760	15,289,689
Dongfang Electric Corp Ltd A Shares (China)	288,724	604,262
Eve Energy Co Ltd A Shares (China)	221,729	1,253,449
GEM Co Ltd A Shares (China)	584,000	491,731
Goldwind Science & Technology Co Ltd A Shares (China)	98,100	118,051
Goldwind Science & Technology Co Ltd H Shares	508,964	351,096
Goneo Group Co Ltd A Shares (China)	59,065	578,304
Gotion High-Tech Co Ltd A Shares (China)	204,900	581,995
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	435,200	834,935
NARI Technology Co Ltd A Shares (China)	914,540	2,787,082
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	72,400	503,351
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	174,700	614,547
Shanghai Electric Group Co Ltd A Shares (China) (c)	1,402,100	1,410,185
Sieyuan Electric Co Ltd A Shares (China)	107,200	1,062,117
Sungrow Power Supply Co Ltd A Shares (China)	219,800	1,832,937
Sunwoda Electronic Co Ltd A Shares (China)	200,200	522,966
TBEA Co Ltd A Shares (China)	516,150	818,560
Zhejiang Chint Electrics Co Ltd A Shares (China)	219,800	674,029
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	177,700	827,996
		32,047,439
Ground Transportation - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	5,477,400	4,371,767
Daqin Railway Co Ltd A Shares (China)	2,348,300	2,093,366
		6,465,133
Industrial Conglomerates - 0.0%
CITIC Ltd	7,602,000	9,282,447
Fosun International Ltd	4,332,000	2,251,013
		11,533,460
Machinery - 0.2%
Airtac International Group	259,456	7,112,047
China CSSC Holdings Ltd A Shares (China)	485,600	1,956,037
CRRC Corp Ltd A Shares (China)	5,254,900	5,070,401
CRRC Corp Ltd H Shares	3,362,000	2,072,098
FAW Jiefang Group Co Ltd A Shares (China)	551,100	545,774
Haitian International Holdings Ltd	1,184,000	2,738,790
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	137,332	1,412,505
Ningbo Deye Technology Co Ltd A Shares (China)	69,536	825,812
Sany Heavy Industry Co Ltd A Shares (China)	958,000	2,492,912
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	71,000	554,563
Shenzhen Inovance Technology Co Ltd A Shares (China)	142,800	1,403,967
Sinotruk Hong Kong Ltd	1,289,000	3,098,014
Weichai Power Co Ltd A Shares (China)	338,600	709,329
Weichai Power Co Ltd H Shares	3,918,800	7,680,355
XCMG Construction Machinery Co Ltd A Shares (China)	1,205,500	1,461,729
Yangzijiang Shipbuildling (Holdings) Ltd (c)	4,691,100	8,035,683
Yutong Bus Co Ltd A Shares (China)	227,500	839,731
Zhejiang Dingli Machinery Co Ltd A Shares (China)	44,240	264,430
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	198,700	733,598
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	32,026	200,041
Zhuzhou CRRC Times Electric Co Ltd H Shares	1,013,200	4,069,470
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	976,200	984,456
		54,261,742
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	706,470	1,394,592
COSCO SHIPPING Holdings Co Ltd H Shares	6,066,600	9,151,996
SITC International Holdings Co Ltd	2,416,000	6,682,036
		17,228,624
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (c)	1,310,400	1,273,646
China Eastern Airlines Corp Ltd A Shares (China) (c)	1,721,400	874,271
China Southern Airlines Co Ltd A Shares (China) (c)	950,300	733,174
China Southern Airlines Co Ltd H Shares (c)	484,000	199,701
Hainan Airlines Holding Co Ltd A Shares (China) (c)	4,664,200	853,613
Juneyao Airlines Co Ltd A Shares (China)	270,000	460,715
Spring Airlines Co Ltd A Shares (China)	109,700	808,387
		5,203,507
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (d)(e)	380,800	2,860,075
Xiamen C & D Inc A Shares (China)	250,800	359,316
		3,219,391
Transportation Infrastructure - 0.0%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	581,600	1,026,522
China Merchants Port Holdings Co Ltd	2,195,836	3,573,089
Jiangsu Expressway Co Ltd H Shares	2,340,000	2,911,574
Liaoning Port Co Ltd A Shares (China)	1,825,800	366,279
Shanghai International Airport Co Ltd A Shares (China)	109,172	481,532
Zhejiang Expressway Co Ltd H Shares	2,808,920	2,317,949
		10,676,945
TOTAL INDUSTRIALS		193,619,546

Information Technology - 0.7%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	1,439,000	5,993,050
Guangzhou Haige Communications Group Inc Co A Shares (China)	255,800	365,466
Hengtong Optic-electric Co Ltd A Shares (China)	243,200	516,325
Suzhou TFC Optical Communication Co Ltd A Shares (China)	60,100	576,720
Yealink Network Technology Corp Ltd A Shares (China)	130,950	598,227
Zhongji Innolight Co Ltd A Shares (China)	121,780	1,422,394
ZTE Corp A Shares (China)	265,800	1,172,159
ZTE Corp H Shares	1,678,136	4,955,041
		15,599,382
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	1,408,000	6,744,443
Accelink Technologies Co Ltd A Shares (China)	85,700	508,877
Avary Holding Shenzhen Co Ltd A Shares (China)	247,700	977,348
BOE Technology Group Co Ltd A Shares (China)	4,687,500	2,476,164
Chaozhou Three-Circle Group Co Ltd A Shares (China)	197,200	932,539
China Railway Signal & Communication Corp Ltd A Shares (China)	841,482	589,024
Eoptolink Technology Inc Ltd A Shares (China)	76,700	963,445
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (c)	1,063,280	318,863
Foxconn Industrial Internet Co Ltd A Shares (China)	1,465,594	3,690,009
GoerTek Inc A Shares (China)	368,100	1,075,395
Huagong Tech Co Ltd A Shares (China)	106,000	591,388
Lens Technology Co Ltd A Shares (China)	534,800	1,536,590
Lingyi iTech Guangdong Co A Shares (China)	760,000	836,240
Luxshare Precision Industry Co Ltd A Shares (China)	808,182	3,436,031
Maxscend Microelectronics Co Ltd A Shares (China)	57,816	596,792
Ofilm Group Co Ltd A Shares (China) (c)	360,700	558,591
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	19,303	516,456
Shengyi Technology Co Ltd A Shares (China)	253,400	849,318
Shennan Circuits Co Ltd A Shares (China)	60,040	904,762
Sunny Optical Technology Group Co Ltd	1,299,600	10,975,785
SUPCON Technology Co Ltd A Shares (China)	89,360	580,319
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	184,800	656,861
TCL Technology Group Corp A Shares (China)	1,944,320	1,108,323
Unisplendour Corp Ltd A Shares (China)	294,780	1,022,472
Universal Scientific Industrial Shanghai Co Ltd A Shares (China)	232,100	442,745
Victory Giant Technology Huizhou Co Ltd A Shares (China)	103,600	1,054,761
Wingtech Technology Co Ltd A Shares (China)	134,600	645,700
Wuhan Guide Infrared Co Ltd A Shares (China)	405,243	459,607
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	197,040	761,469
Zhejiang Dahua Technology Co Ltd A Shares (China)	457,600	991,552
		46,801,869
IT Services - 0.0%
Isoftstone Information Technology Group Co Ltd A Shares (China)	103,350	826,033
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	143,300	953,809
		1,779,842
Semiconductors & Semiconductor Equipment - 0.1%
ACM Research Shanghai Inc A Shares (China)	27,615	398,949
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	67,508	1,750,268
Amlogic Shanghai Co Ltd A Shares (China) (c)	38,668	384,821
Bestechnic Shanghai Co Ltd A Shares (China) (c)	14,285	872,041
Cambricon Technologies Corp Ltd A Shares (China) (c)	45,469	4,408,683
China Resources Microelectronics Ltd A Shares (China)	141,853	898,986
CSI Solar Co Ltd A Shares (China)	468,775	566,192
Flat Glass Group Co Ltd H Shares (b)	465,000	526,420
GalaxyCore Inc A Shares (China)	255,490	485,154
GCL Technology Holdings Ltd (c)	40,958,000	4,172,059
Gigadevice Semiconductor Inc A Shares (China) (c)	84,684	1,500,514
Hangzhou First Applied Material Co Ltd A Shares (China)	279,800	472,463
Hangzhou Silan Microelectronics Co Ltd A Shares (China) (c)	191,800	661,427
Hua Hong Semiconductor Ltd (b)(d)(e)	1,205,000	5,507,923
Hwatsing Technology Co Ltd A Shares (China)	24,225	552,031
Hygon Information Technology Co Ltd A Shares (China)	255,533	5,232,155
Ingenic Semiconductor Co Ltd A Shares (China)	56,000	523,049
JA Solar Technology Co Ltd A Shares (China)	357,436	469,593
JCET Group Co Ltd A Shares (China)	192,200	884,352
Jinko Solar Co Ltd A Shares (China)	1,140,268	859,733
LONGi Green Energy Technology Co Ltd A Shares (China)	815,766	1,649,785
Loongson Technology Corp Ltd (China) (c)	36,234	648,198
Montage Technology Co Ltd A Shares (China)	118,354	1,251,407
National Silicon Industry Group Co Ltd A Shares (China)	309,729	744,586
NAURA Technology Group Co Ltd A Shares (China)	56,600	3,515,639
Nexchip Semiconductor Corp A Shares (China) (c)	245,989	723,769
Piotech Inc A Shares (China)	30,164	649,603
Rockchip Electronics Co Ltd A Shares (China)	40,000	940,687
Sanan Optoelectronics CO Ltd A Shares (China)	530,600	896,886
SG Micro Corp A Shares (China)	50,457	703,029
Shenzhen Goodix Technology Co Ltd A Shares (China)	46,300	447,115
Silergy Corp	596,000	7,498,349
Suzhou Maxwell Technologies Co Ltd A Shares (China)	30,268	289,896
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China)	434,400	457,758
Tianshui Huatian Technology Co Ltd A Shares (China)	345,200	440,429
TongFu Microelectronics Co Ltd A Shares (China)	164,600	579,920
Tongwei Co Ltd A Shares (China)	505,500	1,134,201
Trina Solar Co Ltd A Shares (China)	234,290	422,392
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	90,859	800,913
Will Semiconductor Co Ltd Shanghai A Shares (China)	132,515	2,404,183
Xinjiang Daqo New Energy Co Ltd A Shares (China)	192,148	470,683
Xinyi Solar Holdings Ltd	8,579,450	2,865,127
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	141,100	532,610
		61,193,978
Software - 0.0%
360 Security Technology Inc A Shares (China)	824,900	1,162,164
Beijing Kingsoft Office Software Inc A Shares (China)	48,612	1,972,430
China National Software & Service Co Ltd A Shares (China) (c)	92,190	576,860
Empyrean Technology Co Ltd A Shares (China)	51,100	837,643
Hundsun Technologies Inc A Shares (China)	204,168	731,192
Iflytek Co Ltd A Shares (China)	252,900	1,639,271
Jiangsu Hoperun Software Co Ltd A Shares (China) (c)	91,000	650,170
Kingdee International Software Group Co Ltd (c)	5,569,000	9,464,055
Shanghai Baosight Software Co Ltd A Shares (China)	37,900	140,201
Shanghai Baosight Software Co Ltd B Shares	1,848,011	2,713,231
Yonyou Network Technology CO Ltd A Shares (China) (c)	365,120	740,782
		20,627,999
Technology Hardware, Storage & Peripherals - 0.5%
Anker Innovations Technology Co Ltd A Shares (China)	56,810	696,335
China Greatwall Technology Group Co Ltd A Shares (China) (c)	351,800	708,118
GRG Banking Equipment Co Ltd A Shares (China)	216,000	367,225
Huaqin Technology Co Ltd A Shares (China)	88,000	800,412
IEIT Systems Co Ltd A Shares (China)	158,934	1,117,376
Lenovo Group Ltd	14,778,000	17,091,900
Ninestar Corp A Shares (China) (c)	151,200	457,762
Shenzhen Transsion Holdings Co Ltd A Shares (China)	119,963	1,238,559
Xiaomi Corp B Shares (c)(d)(e)	29,980,400	191,940,653
		214,418,340
TOTAL INFORMATION TECHNOLOGY		360,421,410

Materials - 0.2%
Chemicals - 0.0%
Ganfeng Lithium Group Co Ltd A Shares (China)	155,660	640,294
Ganfeng Lithium Group Co Ltd H Shares (b)(d)(e)	59,920	146,331
Guangzhou Tinci Materials Technology Co Ltd A Shares (China) (c)	207,940	499,320
Hengli Petrochemical Co Ltd A Shares (China)	714,760	1,502,689
Hoshine Silicon Industry Co Ltd A Shares (China)	81,500	572,298
Huafon Chemical Co Ltd A Shares (China)	442,200	407,028
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	909,600	677,053
Jiangsu Eastern Shenghong Co Ltd A Shares (China)	698,000	845,043
Jiangsu Yoke Technology Co Ltd A Shares (China)	43,700	331,719
LB Group Co Ltd A Shares (China)	214,100	488,530
Meihua Holdings Group Co Ltd A Shares (China)	238,200	359,007
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	872,400	1,922,577
Qinghai Salt Lake Industry Co Ltd A Shares (China) (c)	558,100	1,226,008
Rongsheng Petrochemical Co Ltd A Shares (China)	1,034,950	1,185,352
Satellite Chemical Co Ltd A Shares (China)	343,601	857,997
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	219,800	616,485
Shanghai Putailai New Energy Technology Co Ltd A Shares (China)	231,351	534,878
Tianqi Lithium Corp A Shares (China)	153,000	604,515
Tongkun Group Co Ltd A Shares (China)	229,300	343,173
Wanhua Chemical Group Co Ltd A Shares (China)	374,000	2,802,551
Weihai Guangwei Composites Co Ltd A Shares (China)	77,560	310,029
Yunnan Energy New Material Co Ltd A Shares (China)	138,300	527,528
Yunnan Yuntianhua Co Ltd A Shares (China)	160,100	491,867
Zangge Mining Co Ltd A Shares (China)	143,700	714,902
Zhejiang Juhua Co Ltd A Shares (China)	337,600	1,182,982
Zhejiang Longsheng Group Co Ltd A Shares (China)	565,300	763,142
Zhejiang NHU Co Ltd A Shares (China)	315,508	959,735
		21,513,033
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd A Shares (China)	318,000	1,052,490
Anhui Conch Cement Co Ltd H Shares	2,447,000	6,909,756
Beijing Oriental Yuhong Waterproof Technology Co Ltd A Shares (China)	105,900	162,282
China Jushi Co Ltd A Shares (China)	497,840	802,550
China National Building Material Co Ltd H Shares	6,982,000	3,393,953
		12,321,031
Metals & Mining - 0.2%
Aluminum Corp of China Ltd A Shares (China)	1,126,300	992,736
Aluminum Corp of China Ltd H Shares	7,600,000	4,086,338
Baoshan Iron & Steel Co Ltd A Shares (China)	2,545,400	2,391,605
Chifeng Jilong Gold Mining Co A Shares (China)	156,200	567,041
China Hongqiao Group Ltd	5,193,500	9,348,246
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	373,900	1,197,834
China Rare Earth Resources And Technology Co Ltd A Shares (China)	113,600	487,854
Citic Pacific Special Steel Group Co Ltd A Shares (China)	340,500	548,524
CMOC Group Ltd A Shares (China)	770,800	750,310
CMOC Group Ltd H Shares	8,283,000	6,514,815
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	231,600	542,625
Huaibei Mining Holdings Co Ltd A Shares (China)	274,900	448,438
Hunan Valin Steel Co Ltd A Shares (China)	1,050,300	705,516
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China) (c)	4,647,200	1,105,018
JCHX Mining Management Co Ltd A Shares (China)	64,000	325,807
Jiangxi Copper Co Ltd A Shares (China)	16,300	47,762
Jiangxi Copper Co Ltd H Shares	2,460,000	4,142,503
Jinduicheng Molybdenum Co Ltd A Shares (China)	290,200	391,597
MMG Ltd (c)	8,108,000	2,467,234
Nanjing Iron & Steel Co Ltd A Shares (China)	630,100	374,350
Pangang Group Vanadium Titanium & Resources Co Ltd A Shares (China) (c)	865,600	303,514
Shandong Gold Mining Co Ltd A Shares (China)	657,723	2,750,098
Shandong Gold Mining Co Ltd H Shares (d)(e)	1,014,750	2,983,173
Shandong Nanshan Aluminum Co Ltd A Shares (China)	1,491,600	749,269
Shanjin International Gold Co Ltd A Shares (China)	326,980	918,121
Tianshan Aluminum Group Co Ltd A Shares (China)	483,800	495,752
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	1,451,800	631,538
Western Mining Co Ltd A Shares (China)	268,800	569,586
Western Superconducting Technologies Co Ltd A Shares (China)	78,064	504,369
Xiamen Tungsten Co Ltd A Shares (China)	130,200	328,506
Yunnan Aluminium Co Ltd A Shares (China)	482,700	1,010,198
Yunnan Chihong Zinc&Germanium Co Ltd A Shares (China)	463,900	324,181
Zhaojin Mining Industry Co Ltd H Shares	3,178,500	7,565,515
Zhongjin Gold Corp Ltd A Shares (China)	570,700	1,073,650
Zijin Mining Group Co Ltd A Shares (China)	1,311,800	3,159,171
Zijin Mining Group Co Ltd H Shares	11,411,000	24,983,082
		85,785,876
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	281,600	542,319
TOTAL MATERIALS		120,162,259

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
C&D International Investment Group Ltd	1,259,960	2,635,070
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	963,400	1,212,546
China Overseas Land & Investment Ltd	6,924,000	12,338,140
China Resources Land Ltd	5,830,465	19,734,090
China Resources Mixc Lifestyle Services Ltd (d)(e)	1,261,600	6,067,574
China Vanke Co Ltd A Shares (China) (c)	827,400	775,216
China Vanke Co Ltd H Shares (c)	4,447,200	3,067,786
Hainan Airport Infrastructure Co Ltd A Shares (China) (c)	1,031,900	498,000
KE Holdings Inc ADR	1,264,716	25,673,735
Longfor Group Holdings Ltd (b)(d)(e)	3,684,178	4,959,361
Poly Developments and Holdings Group Co Ltd A Shares (China)	1,279,800	1,472,344
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	168,000	604,662
Wharf Holdings Ltd/The	1,964,000	4,933,045
Youngor Fashion Co Ltd A Shares (China)	599,977	618,432
		84,590,001
Utilities - 0.2%
Gas Utilities - 0.1%
Beijing Enterprises Holdings Ltd	932,500	3,787,425
China Gas Holdings Ltd	5,120,000	4,634,380
China Resources Gas Group Ltd	1,661,000	4,647,442
ENN Energy Holdings Ltd	1,429,900	11,288,173
ENN Natural Gas Co Ltd A Shares (China)	338,800	920,851
Kunlun Energy Co Ltd	6,946,000	6,627,521
		31,905,792
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd A Shares (China)	1,976,900	957,467
CGN Power Co Ltd H Shares (d)(e)	17,944,000	5,714,797
China Longyuan Power Group Corp Ltd H Shares	5,832,000	4,617,113
China National Nuclear Power Co Ltd A Shares (China)	2,282,100	2,897,987
China Power International Development Ltd	8,087,699	3,180,603
China Resources Power Holdings Co Ltd	3,683,780	8,901,186
China Three Gorges Renewables Group Co Ltd A Shares (China)	3,008,900	1,762,979
China Yangtze Power Co Ltd A Shares (China)	2,708,300	10,984,751
Datang International Power Generation Co Ltd A Shares (China)	1,260,600	537,959
GD Power Development Co Ltd A Shares (China)	1,798,400	1,105,790
Hanergy Mobile Energy Holding Group Co Ltd (c)(f)	1,902,000	2
Huadian Power International Corp Ltd A Shares (China)	878,800	690,233
Huaneng Lancang River Hydropower Inc A Shares (China) (c)	674,400	885,829
Huaneng Power International Inc A Shares (China)	1,322,100	1,301,678
Huaneng Power International Inc H Shares	6,662,000	4,131,753
SDIC Power Holdings Co Ltd A Shares (China)	930,700	1,925,647
Shenergy Co Ltd A Shares (China)	496,700	602,641
Shenzhen Energy Group Co Ltd A Shares (China)	462,398	407,068
Sichuan Chuantou Energy Co Ltd A Shares (China)	600,100	1,401,752
Wintime Energy Group Co Ltd A Shares (China)	2,404,200	442,993
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	1,138,500	822,365
		53,272,593
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	7,884,000	2,490,562
Guangdong Investment Ltd	5,438,000	4,403,352
		6,893,914
TOTAL UTILITIES		92,072,299

TOTAL CHINA		4,425,124,201
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	472,224	5,598,871
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	788,516	4,068,007
TOTAL COLOMBIA		9,666,878
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (b)(c)	1,360,344	12,077,913
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	139,545	6,746,629
Moneta Money Bank AS (d)(e)	475,768	2,924,400
		9,671,029
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	294,145	14,902,140
TOTAL CZECH REPUBLIC		24,573,169
DENMARK - 1.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	150,227	22,165,835
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	175,232	23,876,003
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	1,254,651	43,738,555
Insurance - 0.0%
Tryg A/S	624,074	14,889,123
TOTAL FINANCIALS		58,627,678

Health Care - 1.0%
Biotechnology - 0.1%
Genmab A/S (c)	115,045	24,394,001
Zealand Pharma A/S (c)	116,606	8,168,968
		32,562,969
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	229,419	25,961,762
Demant A/S (c)	159,734	5,779,417
		31,741,179
Pharmaceuticals - 0.8%
Novo Nordisk A/S Series B	5,863,402	392,036,229
TOTAL HEALTH CARE		456,340,377

Industrials - 0.3%
Air Freight & Logistics - 0.3%
DSV A/S	372,021	78,853,533
Building Products - 0.0%
ROCKWOOL A/S Series B	172,020	7,806,037
Electrical Equipment - 0.0%
Vestas Wind Systems A/S	1,835,867	24,476,162
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	5,470	9,264,714
AP Moller - Maersk A/S Series B	8,258	14,219,334
		23,484,048
TOTAL INDUSTRIALS		134,619,780

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	640,968	41,450,366
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (c)(d)(e)	307,882	12,251,546
TOTAL DENMARK		749,331,585
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	2,405,991	1,656,693
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	4,259,759	6,785,613
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	1,474,522	1,506,431
TOTAL EGYPT		9,948,737
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	259,158	13,804,467
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	493,139	11,284,781
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	765,526	7,941,054
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp	5,733,385	79,401,368
Insurance - 0.1%
Sampo Oyj A Shares	4,403,345	44,115,372
TOTAL FINANCIALS		123,516,740

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	198,331	12,391,062
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	618,007	38,155,953
Metso Oyj	1,126,754	12,200,245
Wartsila OYJ Abp	922,621	16,994,809
		67,351,007
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	9,684,769	48,415,826
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	1,055,634	9,805,141
UPM-Kymmene Oyj	963,534	25,520,260
		35,325,401
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	822,042	13,731,285
TOTAL FINLAND		333,761,623
FRANCE - 6.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	3,387,806	49,150,458
Entertainment - 0.0%
Bollore SE	1,269,319	7,822,437
Media - 0.1%
Publicis Groupe SA	415,832	42,309,648
TOTAL COMMUNICATION SERVICES		99,282,543

Consumer Discretionary - 1.1%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	1,219,682	44,598,557
Automobiles - 0.0%
Renault SA	353,122	18,653,597
Hotels, Restaurants & Leisure - 0.1%
Accor SA	356,130	17,408,517
FDJ UNITED (d)(e)	184,643	6,576,393
Sodexo SA	153,749	9,759,500
Sodexo SA	8,142	515,603
		34,260,013
Textiles, Apparel & Luxury Goods - 0.9%
Hermes International SCA	57,663	156,188,559
Kering SA	135,341	27,535,475
LVMH Moet Hennessy Louis Vuitton SE	501,006	277,521,872
		461,245,906
TOTAL CONSUMER DISCRETIONARY		558,758,073

Consumer Staples - 0.7%
Beverages - 0.1%
Pernod Ricard SA	366,888	39,576,200
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	989,351	15,259,459
Food Products - 0.2%
Danone SA	1,174,271	101,041,810
Personal Care Products - 0.4%
L'Oreal SA (c)	414,058	182,957,925
L'Oreal SA (c)	23,733	10,486,793
		193,444,718
TOTAL CONSUMER STAPLES		349,322,187

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	3,929,605	223,811,358
Financials - 0.9%
Banks - 0.6%
BNP Paribas SA	1,852,670	156,975,766
Credit Agricole SA	1,936,673	36,325,379
Societe Generale SA Series A	1,311,013	68,354,892
		261,656,037
Capital Markets - 0.0%
Amundi SA (d)(e)	113,091	8,884,785
Financial Services - 0.0%
Edenred SE	440,380	13,659,457
Eurazeo SE	77,406	5,629,659
Eurazeo SE	19,800	1,440,033
		20,729,149
Insurance - 0.3%
AXA SA	3,228,228	152,681,953
TOTAL FINANCIALS		443,951,924

Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
BioMerieux	75,698	10,179,057
EssilorLuxottica SA	541,552	155,030,738
		165,209,795
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	53,478	12,492,122
Pharmaceuticals - 0.0%
Ipsen SA	68,259	7,895,108
TOTAL HEALTH CARE		185,597,025

Industrials - 1.6%
Aerospace & Defense - 0.9%
Airbus SE	1,081,575	183,533,049
Dassault Aviation SA	35,550	12,766,483
Safran SA	655,405	174,416,104
Thales SA	168,592	47,226,390
		417,942,026
Building Products - 0.2%
Cie de Saint-Gobain SA	817,293	88,854,474
Construction & Engineering - 0.3%
Bouygues SA	342,563	15,018,405
Eiffage SA	124,481	16,886,942
Vinci SA	900,420	126,479,538
		158,384,885
Electrical Equipment - 0.1%
Legrand SA	476,543	52,371,995
Machinery - 0.0%
Alstom SA (c)	635,267	15,341,165
Professional Services - 0.1%
Bureau Veritas SA	580,614	18,338,030
Teleperformance SE	98,158	10,726,187
		29,064,217
Trading Companies & Distributors - 0.0%
Rexel SA	407,137	11,249,281
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	62,859	7,818,838
Getlink SE Series A	559,322	10,568,914
		18,387,752
TOTAL INDUSTRIALS		791,595,795

Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	280,426	44,770,666
Software - 0.1%
Dassault Systemes SE	1,217,773	45,637,415
TOTAL INFORMATION TECHNOLOGY		90,408,081

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	744,569	152,992,705
Air Liquide SA	257,070	52,822,283
Arkema SA	102,758	7,758,687
		213,573,675
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	100,944	5,637,672
Office REITs - 0.0%
Gecina SA	83,448	8,555,333
Retail REITs - 0.0%
Klepierre SA	397,524	14,518,802
Unibail-Rodamco-Westfield unit	222,354	18,771,121
		33,289,923
TOTAL REAL ESTATE		47,482,928

Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	2,467,056	50,823,518
Engie SA	863,500	17,788,857
Veolia Environnement SA	1,282,568	46,844,615
		115,456,990
TOTAL FRANCE		3,119,240,579
GERMANY - 6.3%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Deutsche Telekom AG	6,355,258	228,265,140
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	113,001	13,287,768
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	135,844	16,112,375
TOTAL COMMUNICATION SERVICES		257,665,283

Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Continental AG	201,423	15,616,779
Automobiles - 0.3%
Bayerische Motoren Werke AG	528,781	44,507,896
Mercedes-Benz Group AG	1,313,358	78,524,077
Volkswagen AG	807	90,090
		123,122,063
Specialty Retail - 0.0%
Zalando SE (c)(d)(e)	410,456	14,865,573
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	310,876	71,033,874
Puma SE	189,225	4,885,952
		75,919,826
TOTAL CONSUMER DISCRETIONARY		229,524,241

Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	182,833	12,862,299
Personal Care Products - 0.0%
Beiersdorf AG	181,203	25,454,201
TOTAL CONSUMER STAPLES		38,316,500

Financials - 1.5%
Banks - 0.1%
Commerzbank AG (b)	1,724,009	45,349,672
Capital Markets - 0.4%
Deutsche Bank AG	3,367,500	87,665,767
Deutsche Boerse AG	342,657	110,367,729
		198,033,496
Insurance - 1.0%
Allianz SE	703,292	290,865,173
Hannover Rueck SE	109,680	35,088,479
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (c)	243,526	166,720,184
Talanx AG	116,990	13,372,491
		506,046,327
TOTAL FINANCIALS		749,429,495

Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (d)(e)	513,021	27,655,607
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	343,598	17,480,746
Fresenius Medical Care AG ADR	57,905	1,469,629
Fresenius SE & Co KGaA (c)	766,863	36,313,363
		55,263,738
Pharmaceuticals - 0.2%
Bayer AG	1,786,357	46,605,224
Merck KGaA	234,760	32,419,045
		79,024,269
TOTAL HEALTH CARE		161,943,614

Industrials - 1.5%
Aerospace & Defense - 0.4%
MTU Aero Engines AG	97,790	33,666,468
Rheinmetall AG	79,289	135,033,343
		168,699,811
Air Freight & Logistics - 0.1%
Deutsche Post AG	1,746,774	74,636,174
Electrical Equipment - 0.2%
Siemens Energy AG (c)	1,163,783	89,825,057
Industrial Conglomerates - 0.7%
Siemens AG	1,383,774	318,629,623
Machinery - 0.1%
Daimler Truck Holding AG	864,429	34,431,077
Gea Group Ag	280,128	18,183,754
Knorr-Bremse AG	132,343	13,073,440
Rational AG	9,225	7,864,032
		73,552,303
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	1,081,547	7,771,608
Trading Companies & Distributors - 0.0%
Brenntag SE	221,741	14,808,716
TOTAL INDUSTRIALS		747,923,292

Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	2,376,136	78,704,827
Software - 1.1%
Nemetschek SE	105,453	13,893,481
SAP SE	1,901,059	556,228,265
		570,121,746
TOTAL INFORMATION TECHNOLOGY		648,826,573

Materials - 0.4%
Chemicals - 0.3%
BASF SE (c)	1,623,640	82,918,450
Covestro AG	325,538	21,905,872
Evonik Industries AG	460,732	10,308,320
Symrise AG	242,674	27,987,942
		143,120,584
Construction Materials - 0.1%
Heidelberg Materials AG	248,269	49,008,080
TOTAL MATERIALS		192,128,664

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	134,774	11,382,199
Vonovia SE	1,347,082	44,682,827
		56,065,026
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	1,148,268	44,591,993
Multi-Utilities - 0.1%
E.ON SE	4,088,873	71,512,693
TOTAL UTILITIES		116,104,686

TOTAL GERMANY		3,197,927,374
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	292,669	5,543,517
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	333,890	7,402,299
Specialty Retail - 0.0%
FF Group (c)(f)	7,962	0
JUMBO SA	214,704	6,761,723
		6,761,723
TOTAL CONSUMER DISCRETIONARY		14,164,022

Financials - 0.2%
Banks - 0.2%
Alpha Services and Holdings SA	4,122,395	10,051,351
Eurobank Ergasias Services and Holdings SA	4,666,396	13,243,350
National Bank of Greece SA	1,582,671	16,663,481
Piraeus Financial Holdings SA	1,963,620	11,027,753
		50,985,935
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	200,197	9,434,596
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	337,994	5,042,747
TOTAL GREECE		85,170,817
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	6,909,479	9,835,557
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	15,234,243	13,632,169
Financials - 0.7%
Banks - 0.0%
Hang Seng Bank Ltd	1,377,853	19,240,482
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	102,905	9,499,160
Hong Kong Exchanges & Clearing Ltd	2,191,284	95,736,536
		105,235,696
Insurance - 0.5%
AIA Group Ltd	19,644,809	147,196,909
Prudential PLC	4,820,881	51,259,363
Prudential PLC rights (c)(g)	4,966,081	835,758
		199,292,030
TOTAL FINANCIALS		323,768,208

Health Care - 0.0%
Pharmaceuticals - 0.0%
Sino Biopharmaceutical Ltd	18,504,000	9,328,825
Industrials - 0.1%
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (c)	4,386,200	3,415,938
Ground Transportation - 0.0%
MTR Corp Ltd	2,827,120	9,769,304
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	291,164	12,937,897
Swire Pacific Ltd A Shares	730,560	6,320,668
		19,258,565
Machinery - 0.1%
Techtronic Industries Co Ltd	2,520,370	25,364,976
Marine Transportation - 0.0%
Orient Overseas International Ltd	251,000	3,511,463
TOTAL INDUSTRIALS		61,320,246

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	3,509,139	14,365,770
Henderson Land Development Co Ltd	2,637,869	7,480,839
Hongkong Land Holdings Ltd (Singapore)	2,023,045	9,900,787
Sino Land Co Ltd	7,526,629	7,744,404
Sun Hung Kai Properties Ltd	2,655,422	25,190,431
Wharf Real Estate Investment Co Ltd	2,994,349	7,181,249
		71,863,480
Retail REITs - 0.0%
Link REIT	4,779,465	22,401,046
TOTAL REAL ESTATE		94,264,526

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	1,138,631	7,678,375
CLP Holdings Ltd	2,984,976	25,451,822
Power Assets Holdings Ltd	2,531,926	16,763,938
		49,894,135
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	20,574,350	18,543,337
TOTAL UTILITIES		68,437,472

TOTAL HONG KONG		580,587,003
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	738,822	6,237,599
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	406,619	29,932,806
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	252,907	7,651,014
TOTAL HUNGARY		43,821,419
INDIA - 5.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (c)	2,130,958	10,255,441
Tata Communications Ltd	213,254	4,009,321
		14,264,762
Interactive Media & Services - 0.0%
Info Edge India Ltd	129,527	10,820,145
Wireless Telecommunication Services - 0.3%
Bharti Airtel Ltd	4,665,356	102,770,011
Vodafone Idea Ltd (c)	44,153,731	3,708,668
		106,478,679
TOTAL COMMUNICATION SERVICES		131,563,586

Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Balkrishna Industries Ltd	137,982	4,356,991
Bharat Forge Ltd	487,200	6,373,330
Bosch Ltd	13,202	4,591,229
MRF Ltd	4,170	6,627,147
Samvardhana Motherson International Ltd	5,676,655	8,950,424
Sona Blw Precision Forgings Ltd (d)(e)	826,825	4,700,398
Tube Investments of India Ltd	192,896	6,605,439
		42,204,958
Automobiles - 0.4%
Bajaj Auto Ltd	122,470	11,619,733
Eicher Motors Ltd	251,073	16,511,094
Hero MotoCorp Ltd	216,065	9,776,155
Hyundai Motor India Ltd	292,261	5,890,665
Mahindra & Mahindra Ltd	1,697,565	58,736,119
Maruti Suzuki India Ltd	228,819	33,123,168
Tata Motors Ltd	3,682,425	28,024,594
TVS Motor Co Ltd	433,395	13,677,404
		177,358,932
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (c)	13,172,295	36,003,493
Indian Hotels Co Ltd/The	1,559,691	14,492,568
Jubilant Foodworks Ltd	657,170	5,549,393
		56,045,454
Household Durables - 0.0%
Dixon Technologies India Ltd (e)	65,473	12,746,344
Specialty Retail - 0.0%
Trent Ltd	332,100	20,271,814
Textiles, Apparel & Luxury Goods - 0.1%
Kalyan Jewellers India Ltd	746,838	4,555,210
Page Industries Ltd	10,973	5,907,857
Siemens Energy India Ltd (f)	161,615	4,734,200
Titan Co Ltd	649,071	25,896,509
		41,093,776
TOTAL CONSUMER DISCRETIONARY		349,721,278

Consumer Staples - 0.4%
Beverages - 0.0%
United Spirits Ltd	525,192	9,698,628
Varun Beverages Ltd	2,458,756	15,159,482
		24,858,110
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (c)(d)(e)	297,586	14,736,856
Food Products - 0.1%
Britannia Industries Ltd	196,405	12,627,211
Marico Ltd	932,367	7,828,124
Nestle India Ltd	614,429	17,342,990
Tata Consumer Products Ltd	1,079,415	14,874,043
		52,672,368
Personal Care Products - 0.2%
Colgate-Palmolive India Ltd	245,243	7,505,014
Dabur India Ltd	976,392	5,630,962
Godrej Consumer Products Ltd	737,022	10,977,289
Hindustan Unilever Ltd	1,496,487	41,490,535
		65,603,800
Tobacco - 0.1%
ITC Ltd	5,478,470	27,546,671
TOTAL CONSUMER STAPLES		185,417,805

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Bharat Petroleum Corp Ltd	2,746,995	10,053,457
Coal India Ltd	3,348,968	15,238,145
Hindustan Petroleum Corp Ltd	1,736,543	7,761,183
Indian Oil Corp Ltd	5,118,686	8,334,047
Oil & Natural Gas Corp Ltd	5,699,696	16,470,172
Oil India Ltd	877,126	4,256,800
Petronet LNG Ltd	1,343,405	4,980,781
Reliance Industries Ltd	11,086,794	183,839,020
		250,933,605
Financials - 1.6%
Banks - 1.2%
AU Small Finance Bank Ltd (d)(e)	672,091	5,388,656
Axis Bank Ltd	4,168,260	58,389,343
Bank of Baroda	1,859,605	5,495,219
Canara Bank	3,445,732	3,966,740
HDFC Bank Ltd	10,304,936	233,748,367
ICICI Bank Ltd	9,587,246	160,936,144
IDFC First Bank Ltd (c)	6,688,184	5,139,848
IndusInd Bank Ltd	1,058,028	10,493,675
Kotak Mahindra Bank Ltd	1,989,973	51,939,046
Punjab National Bank	4,104,673	4,860,356
State Bank of India	3,263,224	30,435,888
Union Bank of India Ltd	2,871,559	4,270,501
Yes Bank Ltd (c)	26,572,205	5,569,685
		580,633,468
Capital Markets - 0.0%
BSE Ltd	120,658	9,112,819
HDFC Asset Management Co Ltd (d)(e)	172,161	8,909,750
		18,022,569
Consumer Finance - 0.2%
Bajaj Finance Ltd	507,856	51,749,594
Cholamandalam Investment and Finance Co Ltd	768,163	13,568,350
Muthoot Finance Ltd	221,754	5,701,029
SBI Cards & Payment Services Ltd	531,834	5,494,479
Shriram Finance Ltd	2,581,607	18,682,780
Sundaram Finance Ltd	120,330	7,497,365
		102,693,597
Financial Services - 0.1%
Bajaj Finserv Ltd	700,392	16,155,567
Bajaj Holdings & Investment Ltd	49,665	7,051,287
Jio Financial Services Ltd (c)	5,171,778	15,951,443
Power Finance Corp Ltd	2,697,892	13,033,000
REC Ltd	2,388,398	11,905,800
		64,097,097
Insurance - 0.1%
HDFC Life Insurance Co Ltd (d)(e)	1,760,397	15,456,213
ICICI Lombard General Insurance Co Ltd (d)(e)	435,955	9,672,893
ICICI Prudential Life Insurance Co Ltd (d)(e)	652,940	4,736,016
PB Fintech Ltd (c)	625,920	12,010,362
SBI Life Insurance Co Ltd (d)(e)	820,580	17,138,408
		59,013,892
TOTAL FINANCIALS		824,460,623

Health Care - 0.3%
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd	182,294	15,046,885
Max Healthcare Institute Ltd	1,421,755	18,421,194
		33,468,079
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	218,731	15,767,404
Pharmaceuticals - 0.2%
Alkem Laboratories Ltd	75,401	4,561,722
Aurobindo Pharma Ltd (c)	470,871	6,854,195
Cipla Ltd/India	953,736	17,478,008
Dr Reddy's Laboratories Ltd	1,059,058	14,846,001
Lupin Ltd	413,346	10,264,775
Mankind Pharma Ltd (c)	224,587	6,537,948
Sun Pharmaceutical Industries Ltd	1,746,014	37,817,151
Torrent Pharmaceuticals Ltd	214,968	8,442,623
Zydus Lifesciences Ltd	450,694	4,738,579
		111,541,002
TOTAL HEALTH CARE		160,776,485

Industrials - 0.5%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	6,681,754	24,819,244
Hindustan Aeronautics Ltd (e)	366,786	19,423,743
		44,242,987
Building Products - 0.0%
Astral Ltd	237,309	3,771,696
Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp Ltd	423,160	3,761,966
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	1,226,090	48,466,020
Rail Vikas Nigam Ltd (e)	943,358	3,910,393
Voltas Ltd	425,727	6,231,342
		58,607,755
Electrical Equipment - 0.2%
ABB India Ltd	95,455	6,227,615
Bharat Heavy Electricals Ltd	1,869,208	5,005,067
CG Power & Industrial Solutions Ltd	1,105,664	8,183,089
Havells India Ltd	446,539	8,444,120
Polycab India Ltd	95,079	6,195,958
Suzlon Energy Ltd (c)	17,362,109	11,561,344
		45,617,193
Ground Transportation - 0.0%
Container Corp Of India Ltd	431,788	3,444,074
Industrial Conglomerates - 0.0%
Siemens Ltd	161,615	5,535,160
Machinery - 0.0%
Ashok Leyland Ltd	2,666,458	7,108,973
Cummins India Ltd	251,238	8,614,498
Thermax Limited	79,506	3,092,750
		18,816,221
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (c)(d)(e)	345,782	21,516,921
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	296,285	8,058,077
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	981,537	14,101,910
GMR Airports Ltd (c)	5,009,894	5,157,683
		19,259,593
TOTAL INDUSTRIALS		232,631,643

Information Technology - 0.5%
IT Services - 0.5%
HCL Technologies Ltd	1,726,933	31,987,567
Infosys Ltd	6,032,600	106,499,256
Infosys Ltd ADR (b)	13,931	245,186
LTIMindtree Ltd (d)(e)	133,755	7,248,973
Mphasis Ltd	187,177	5,459,225
Persistent Systems Ltd	198,845	12,497,289
Tata Consultancy Services Ltd	1,646,385	67,114,127
Tech Mahindra Ltd	980,857	17,422,400
Wipro Ltd	4,763,361	13,586,143
		262,060,166
Software - 0.0%
Oracle Financial Services Software Ltd	38,926	4,016,909
Tata Elxsi Ltd	65,136	4,443,999
		8,460,908
TOTAL INFORMATION TECHNOLOGY		270,521,074

Materials - 0.4%
Chemicals - 0.1%
Asian Paints Ltd	699,144	20,051,876
PI Industries Ltd	141,545	6,088,949
Pidilite Industries Ltd	274,438	9,852,682
Solar Industries India Ltd	49,235	7,658,000
SRF Ltd	242,321	8,624,060
Supreme Industries Ltd	114,335	4,782,594
UPL Ltd	754,647	5,976,762
UPL Ltd	107,371	576,284
		63,611,207
Construction Materials - 0.1%
Ambuja Cements Ltd	1,107,566	7,051,610
Grasim Industries Ltd	478,009	15,490,656
Shree Cement Ltd	15,979	5,609,991
UltraTech Cement Ltd	211,133	29,055,206
		57,207,463
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	323,323	6,172,046
Hindalco Industries Ltd	2,466,688	18,206,461
Jindal Stainless Ltd	618,793	4,272,568
Jindal Steel & Power Ltd	733,731	7,784,890
JSW Steel Ltd	1,118,410	13,645,306
NMDC Ltd	5,797,530	4,441,635
Tata Steel Ltd	13,654,759	22,697,249
Vedanta Ltd	2,490,976	12,352,243
		89,572,398
TOTAL MATERIALS		210,391,068

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
DLF Ltd	1,340,745	10,679,805
Godrej Properties Ltd (c)	279,561	7,132,248
Macrotech Developers Ltd (d)(e)	542,324	8,521,369
Oberoi Realty Ltd	240,037	4,653,440
Phoenix Mills Ltd/The	364,431	7,163,520
Prestige Estates Projects Ltd	318,691	5,178,538
		43,328,920
Utilities - 0.2%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	8,514,025	30,880,487
Tata Power Co Ltd/The	2,863,795	12,995,436
Torrent Power Ltd	319,845	5,814,960
		49,690,883
Gas Utilities - 0.0%
GAIL India Ltd	4,128,442	9,216,776
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (c)	1,051,366	6,597,258
JSW Energy Ltd	820,656	4,650,470
NHPC Ltd	5,375,958	5,441,311
NTPC Ltd	7,929,271	33,174,577
		49,863,616
TOTAL UTILITIES		108,771,275

TOTAL INDIA		2,768,517,362
INDONESIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	90,125,900	14,205,529
Media - 0.0%
Surya Citra Media Tbk PT	35	0
TOTAL COMMUNICATION SERVICES		14,205,529

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (c)	1,633,011,568	8,331,650
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	33,748,500	4,368,900
Food Products - 0.1%
Charoen Pokphand Indonesia Tbk PT	13,014,500	3,711,134
Indofood CBP Sukses Makmur Tbk PT	4,358,600	2,978,704
Indofood Sukses Makmur Tbk PT	8,286,100	3,996,987
		10,686,825
TOTAL CONSUMER STAPLES		15,055,725

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	25,396,500	2,909,174
United Tractors Tbk PT	2,658,812	3,633,584
		6,542,758
Financials - 0.3%
Banks - 0.3%
Bank Central Asia Tbk PT	100,860,300	53,626,476
Bank Mandiri Persero Tbk PT	68,230,400	20,148,954
Bank Negara Indonesia Persero Tbk PT	26,931,478	6,786,712
Bank Rakyat Indonesia Persero Tbk PT	124,748,600	28,892,996
		109,455,138
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	38,753,300	3,194,245
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	36,706,700	10,609,188
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT	43,668,317	1,958,941
Chandra Asri Pacific Tbk PT	14,151,200	6,722,610
		8,681,551
Metals & Mining - 0.0%
Amman Mineral Internasional PT (c)	11,799,600	5,067,095
TOTAL MATERIALS		13,748,646

TOTAL INDONESIA		181,142,879
IRELAND - 0.3%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	270,688	28,595,010
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	3,801,822	25,552,275
Bank of Ireland Group PLC	1,819,547	21,282,652
		46,834,927
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	280,423	23,603,416
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	353,780	37,500,680
TOTAL INDUSTRIALS		61,104,096

TOTAL IRELAND		136,534,033
ISRAEL - 0.5%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (c)	182,436	6,551,277
Financials - 0.2%
Banks - 0.2%
Bank Hapoalim BM	2,297,397	33,649,238
Bank Leumi Le-Israel BM	2,752,794	39,071,135
Israel Discount Bank Ltd Class A	2,233,667	16,664,805
Mizrahi Tefahot Bank Ltd	279,002	14,130,080
		103,515,258
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	2,039,685	31,635,514
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	49,130	18,863,285
Information Technology - 0.2%
IT Services - 0.0%
Wix.com Ltd (c)	96,649	16,390,704
Semiconductors & Semiconductor Equipment - 0.0%
Nova Ltd (Israel) (c)	55,109	10,570,363
Software - 0.2%
Check Point Software Technologies Ltd (c)	160,194	35,172,195
Nice Ltd (c)	101,454	15,849,356
Nice Ltd ADR (c)	13,164	2,051,675
		53,073,226
TOTAL INFORMATION TECHNOLOGY		80,034,293

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	1,470,084	9,751,948
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	81,239	5,911,457
TOTAL ISRAEL		256,263,032
ITALY - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (d)(e)	585,273	6,988,298
Telecom Italia SpA/Milano (c)	10,141,872	3,998,249
Telecom Italia SpA/Milano (c)	6,943,092	3,080,909
		14,067,456
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Ferrari NV (Italy)	229,467	104,396,599
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	423,879	25,949,539
TOTAL CONSUMER DISCRETIONARY		130,346,138

Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	394,549	20,506,803
Davide Campari-Milano NV (b)	1,111,233	7,456,636
		27,963,439
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	3,883,541	55,618,273
Financials - 1.0%
Banks - 0.8%
Banco BPM SpA	2,338,882	25,950,207
BPER Banca SPA	1,826,222	14,767,348
FinecoBank Banca Fineco SpA	1,108,000	22,047,549
Intesa Sanpaolo SpA	27,548,136	147,059,891
Mediobanca Banca di Credito Finanziario SpA	916,522	18,673,501
UniCredit SpA	2,541,845	147,886,721
		376,385,217
Financial Services - 0.0%
Nexi SpA (c)(d)(e)	893,689	5,207,866
Insurance - 0.2%
Generali	1,715,680	62,467,564
Poste Italiane Spa (d)(e)	832,136	16,817,505
Unipol Assicurazioni SpA	650,663	11,609,381
		90,894,450
TOTAL FINANCIALS		472,487,533

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	40,260	4,583,658
Health Care Providers & Services - 0.0%
Amplifon SpA	232,300	4,422,422
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	208,164	12,227,194
TOTAL HEALTH CARE		21,233,274

Industrials - 0.1%
Aerospace & Defense - 0.1%
Leonardo SpA	735,863	38,256,270
Electrical Equipment - 0.0%
Prysmian SpA	510,122	28,022,127
TOTAL INDUSTRIALS		66,278,397

Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	14,815,414	128,434,397
Terna - Rete Elettrica Nazionale	2,560,305	25,431,071
		153,865,468
Gas Utilities - 0.0%
Snam SpA	3,664,367	21,004,961
TOTAL UTILITIES		174,870,429

TOTAL ITALY		962,864,939
JAPAN - 14.0%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.1%
Nippon Telegraph & Telephone Corp	54,419,675	56,883,646
Entertainment - 0.5%
Capcom Co Ltd	635,500	18,396,520
Konami Group Corp	182,736	26,097,626
Nexon Co Ltd	610,859	9,584,186
Nintendo Co Ltd	2,009,490	166,827,876
Toho Co Ltd/Tokyo	204,905	11,698,337
		232,604,545
Interactive Media & Services - 0.0%
LY Corp	5,198,249	19,659,894
Media - 0.0%
Dentsu Group Inc	364,522	7,642,614
Wireless Telecommunication Services - 0.5%
KDDI Corp	5,582,614	98,944,149
SoftBank Corp	52,008,370	78,701,431
SoftBank Group Corp	1,738,944	87,937,803
		265,583,383
TOTAL COMMUNICATION SERVICES		582,374,082

Consumer Discretionary - 2.7%
Automobile Components - 0.2%
Aisin Corp	963,403	12,205,935
Bridgestone Corp	1,038,195	43,412,312
Denso Corp (b)	3,442,000	44,442,891
Sumitomo Electric Industries Ltd	1,311,403	21,078,718
		121,139,856
Automobiles - 1.1%
Honda Motor Co Ltd	8,168,858	83,116,029
Isuzu Motors Ltd	1,018,192	13,693,091
Nissan Motor Co Ltd (c)	4,087,525	9,730,887
Subaru Corp	1,076,878	19,500,021
Suzuki Motor Corp	2,858,528	34,255,651
Toyota Motor Corp	17,254,430	329,549,594
Yamaha Motor Co Ltd (b)	1,696,317	13,322,424
		503,167,697
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	699,491	21,574,733
Rakuten Group Inc (c)	2,762,560	16,288,974
		37,863,707
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	1,966,240	41,643,971
Zensho Holdings Co Ltd (b)	177,000	10,979,249
		52,623,220
Household Durables - 0.8%
Panasonic Holdings Corp	4,242,693	48,646,588
Sekisui House Ltd	1,079,103	24,808,795
Sony Group Corp	11,195,900	295,379,162
		368,834,545
Leisure Products - 0.1%
Bandai Namco Holdings Inc	1,080,894	37,563,820
Shimano Inc	138,590	19,525,307
		57,089,127
Specialty Retail - 0.3%
Fast Retailing Co Ltd	347,489	114,304,724
Nitori Holdings Co Ltd (b)	146,642	17,448,165
ZOZO Inc (b)	733,989	7,454,019
		139,206,908
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	1,174,049	25,235,070
TOTAL CONSUMER DISCRETIONARY		1,305,160,130

Consumer Staples - 0.8%
Beverages - 0.1%
Asahi Group Holdings Ltd	2,626,651	36,306,351
Kirin Holdings Co Ltd	1,406,620	21,277,494
Suntory Beverage & Food Ltd	254,003	8,861,148
		66,444,993
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd (b)	1,188,378	35,141,732
Kobe Bussan Co Ltd	272,572	8,361,315
MatsukiyoCocokara & Co (b)	606,900	11,148,572
Seven & i Holdings Co Ltd	4,028,916	59,308,148
		113,959,767
Food Products - 0.2%
Ajinomoto Co Inc (b)	1,659,830	33,950,312
Kikkoman Corp (b)	1,237,540	12,114,492
MEIJI Holdings Co Ltd	429,012	10,548,051
Nissin Foods Holdings Co Ltd (b)	356,515	7,851,908
Yakult Honsha Co Ltd (b)	468,636	9,611,659
		74,076,422
Household Products - 0.0%
Unicharm Corp	2,043,891	18,947,947
Personal Care Products - 0.1%
Kao Corp	846,926	36,266,670
Shiseido Co Ltd	730,175	12,004,984
		48,271,654
Tobacco - 0.1%
Japan Tobacco Inc	2,184,426	67,297,897
TOTAL CONSUMER STAPLES		388,998,680

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	4,956,464	23,861,559
Idemitsu Kosan Co Ltd (b)	1,631,635	10,111,269
Inpex Corp (b)	1,614,212	20,192,984
		54,165,812
Financials - 2.2%
Banks - 1.3%
Chiba Bank Ltd/The (b)	1,030,194	9,159,950
Concordia Financial Group Ltd (b)	1,922,088	12,431,984
Japan Post Bank Co Ltd	3,285,653	33,573,500
Mitsubishi UFJ Financial Group Inc	20,872,118	262,970,505
Mizuho Financial Group Inc	4,391,032	109,787,368
Resona Holdings Inc (b)	3,802,489	30,502,790
Sumitomo Mitsui Financial Group Inc	6,787,116	161,921,676
Sumitomo Mitsui Trust Group Inc	1,177,114	29,120,306
		649,468,079
Capital Markets - 0.2%
Daiwa Securities Group Inc (b)	2,446,051	16,085,053
Japan Exchange Group Inc	1,797,088	19,993,989
Nomura Holdings Inc	5,464,365	30,455,992
SBI Holdings Inc	497,965	13,022,039
		79,557,073
Financial Services - 0.0%
Mitsubishi HC Capital Inc (b)	1,628,016	11,460,330
ORIX Corp	2,103,354	42,193,347
		53,653,677
Insurance - 0.7%
Dai-ichi Life Holdings Inc	6,589,164	47,576,710
Japan Post Holdings Co Ltd	3,498,346	34,004,849
Japan Post Insurance Co Ltd (b)	345,742	6,914,598
Ms&Ad Insurance Group Holdings Inc	2,341,545	53,222,881
Sompo Holdings Inc	1,622,762	53,179,715
T&D Holdings Inc	897,953	19,107,201
Tokio Marine Holdings Inc	3,241,124	129,911,952
		343,917,906
TOTAL FINANCIALS		1,126,596,735

Health Care - 1.1%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	633,882	74,586,479
Olympus Corp (b)	2,032,663	26,633,979
Sysmex Corp (b)	914,287	16,955,042
Terumo Corp	2,424,248	46,401,892
		164,577,392
Health Care Technology - 0.0%
M3 Inc (b)	807,302	10,117,586
Pharmaceuticals - 0.8%
Astellas Pharma Inc	3,287,465	32,921,161
Chugai Pharmaceutical Co Ltd	1,222,524	70,429,066
Daiichi Sankyo Co Ltd	3,189,396	81,586,760
Eisai Co Ltd	474,297	13,709,068
Kyowa Kirin Co Ltd (b)	425,421	6,642,784
Ono Pharmaceutical Co Ltd (b)	675,845	7,779,605
Otsuka Holdings Co Ltd	803,203	39,156,774
Shionogi & Co Ltd	1,381,482	23,209,605
Takeda Pharmaceutical Co Ltd	2,895,520	87,585,508
		363,020,331
TOTAL HEALTH CARE		537,715,309

Industrials - 3.3%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	576,949	6,070,916
Building Products - 0.1%
Agc Inc	352,596	11,008,720
Daikin Industries Ltd (b)	479,782	54,658,346
		65,667,066
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	711,342	9,915,210
Secom Co Ltd (b)	763,018	28,056,499
TOPPAN Holdings Inc	433,877	12,180,041
		50,151,750
Construction & Engineering - 0.1%
Kajima Corp (b)	725,178	17,315,549
Obayashi Corp	1,188,585	18,441,108
Taisei Corp	301,902	16,369,733
		52,126,390
Electrical Equipment - 0.2%
Fuji Electric Co Ltd (b)	242,704	10,792,260
Fujikura Ltd	457,300	17,014,715
Mitsubishi Electric Corp	3,459,997	66,935,045
NIDEC CORP (b)	1,526,712	27,131,711
		121,873,731
Ground Transportation - 0.2%
Central Japan Railway Co	1,402,990	29,524,323
East Japan Railway Co	1,650,243	35,772,110
Hankyu Hanshin Holdings Inc (b)	414,180	11,784,055
Tokyo Metro Co Ltd	534,600	6,771,301
Tokyu Corp (b)	959,175	11,632,932
West Japan Railway Co (b)	809,560	17,029,901
		112,514,622
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	32,970	9,126,819
Hitachi Ltd	8,441,545	208,637,131
Sekisui Chemical Co Ltd	692,939	12,062,702
		229,826,652
Machinery - 0.7%
Daifuku Co Ltd	592,227	15,685,856
FANUC Corp	1,721,025	43,679,033
Hoshizaki Corp	197,306	8,379,087
Komatsu Ltd	1,644,664	47,562,977
Kubota Corp (b)	1,791,567	20,818,720
Makita Corp	436,168	12,757,411
MINEBEA MITSUMI Inc (b)	658,800	9,655,393
Mitsubishi Heavy Industries Ltd	5,835,080	115,026,039
SMC Corp (b)	104,155	33,708,818
Toyota Industries Corp	296,543	34,760,531
Yaskawa Electric Corp	411,789	8,676,104
		350,709,969
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd (b)	675,100	9,258,535
Mitsui OSK Lines Ltd	630,600	21,001,390
Nippon Yusen KK (b)	794,733	25,966,243
		56,226,168
Passenger Airlines - 0.0%
ANA Holdings Inc	281,851	5,414,198
Japan Airlines Co Ltd	252,626	4,576,931
		9,991,129
Professional Services - 0.3%
Recruit Holdings Co Ltd	2,553,083	141,479,838
Trading Companies & Distributors - 1.0%
ITOCHU Corp	2,164,071	110,676,955
Marubeni Corp	2,568,245	45,531,547
Mitsubishi Corp	6,224,503	118,182,057
Mitsui & Co Ltd	4,594,992	92,915,895
MonotaRO Co Ltd (b)	459,508	8,833,108
Sumitomo Corp	1,982,769	48,412,056
Toyota Tsusho Corp	1,165,385	23,159,373
		447,710,991
TOTAL INDUSTRIALS		1,644,349,222

Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 0.7%
Keyence Corp	354,229	148,100,181
Kyocera Corp (b)	2,335,524	27,680,002
Murata Manufacturing Co Ltd	3,035,783	43,249,461
Omron Corp (b)	317,677	9,430,227
Shimadzu Corp (b)	429,877	11,028,038
TDK Corp	3,536,935	37,744,209
Yokogawa Electric Corp	413,200	8,941,710
		286,173,828
IT Services - 0.4%
Fujitsu Ltd	3,203,080	71,157,903
NEC Corp	2,234,015	54,382,238
Nomura Research Institute Ltd	686,580	25,999,041
NTT Data Group Corp (b)	1,147,056	22,780,988
Obic Co Ltd	587,460	20,506,454
Otsuka Corp	415,564	9,216,348
SCSK Corp	280,933	7,354,401
TIS Inc	384,867	11,119,636
		222,517,009
Semiconductors & Semiconductor Equipment - 0.5%
Advantest Corp	1,394,528	58,341,403
Disco Corp (b)	167,587	32,424,657
Lasertec Corp (b)	145,595	13,536,025
Renesas Electronics Corp	3,063,183	35,947,261
SCREEN Holdings Co Ltd (b)	147,800	9,828,261
Tokyo Electron Ltd	815,458	121,420,386
		271,497,993
Software - 0.0%
Oracle Corp Japan	69,703	8,363,092
Trend Micro Inc/Japan	232,745	16,699,592
		25,062,684
Technology Hardware, Storage & Peripherals - 0.2%
Canon Inc	1,698,628	52,419,241
Canon Inc ADR	1,681	51,640
FUJIFILM Holdings Corp	2,037,844	41,739,913
Ricoh Co Ltd (b)	969,738	10,199,820
Seiko Epson Corp	523,509	7,262,685
		111,673,299
TOTAL INFORMATION TECHNOLOGY		916,924,813

Materials - 0.5%
Chemicals - 0.4%
Asahi Kasei Corp	2,298,625	16,018,530
Mitsubishi Chemical Group Corp	2,444,584	11,884,488
Nippon Paint Holdings Co Ltd (b)	1,740,630	13,208,725
Nippon Sanso Holdings Corp (b)	313,986	10,024,801
Nitto Denko Corp	1,293,650	22,738,245
Shin-Etsu Chemical Co Ltd	3,251,185	98,938,415
Toray Industries Inc	2,544,519	16,250,616
		189,063,820
Metals & Mining - 0.1%
JFE Holdings Inc	1,053,390	12,267,806
Nippon Steel Corp	1,754,099	36,919,771
Sumitomo Metal Mining Co Ltd (b)	451,632	10,020,371
		59,207,948
TOTAL MATERIALS		248,271,768

Real Estate - 0.3%
Office REITs - 0.0%
Nippon Building Fund Inc	14,106	13,081,939
Real Estate Management & Development - 0.3%
Daito Trust Construction Co Ltd	105,321	11,682,690
Daiwa House Industry Co Ltd	1,017,508	36,816,417
Hulic Co Ltd	827,972	8,631,223
Mitsubishi Estate Co Ltd	1,932,612	33,948,218
Mitsui Fudosan Co Ltd	4,807,030	47,640,776
Sumitomo Realty & Development Co Ltd (b)	562,379	20,946,539
		159,665,863
TOTAL REAL ESTATE		172,747,802

Utilities - 0.1%
Electric Utilities - 0.0%
Chubu Electric Power Co Inc	1,178,395	15,301,838
Kansai Electric Power Co Inc/The	1,724,299	21,244,116
		36,545,954
Gas Utilities - 0.1%
Osaka Gas Co Ltd	666,218	16,894,000
Tokyo Gas Co Ltd	636,839	21,157,572
		38,051,572
TOTAL UTILITIES		74,597,526

TOTAL JAPAN		7,051,901,879
JORDAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hikma Pharmaceuticals PLC	300,222	7,942,101
KOREA (SOUTH) - 2.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	383,731	3,233,422
Entertainment - 0.0%
HYBE Co Ltd	40,929	7,686,233
Krafton Inc (c)	52,441	13,701,017
NCSoft Corp	23,448	2,408,673
		23,795,923
Interactive Media & Services - 0.2%
Kakao Corp	567,925	15,225,888
NAVER Corp	259,418	36,426,741
		51,652,629
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	99,080	3,777,769
TOTAL COMMUNICATION SERVICES		82,459,743

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Hankook Tire & Technology Co Ltd	136,650	3,960,977
Hyundai Mobis Co Ltd	110,439	20,687,862
		24,648,839
Automobiles - 0.2%
Hyundai Motor Co	248,552	33,237,584
Kia Corp	436,284	27,670,450
		60,908,034
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (c)(d)(e)	342,265	9,673,279
Hanjin Kal Corp	42,752	2,375,744
		12,049,023
Household Durables - 0.0%
Coway Co Ltd	100,055	6,147,804
LG Electronics Inc	191,040	9,569,706
		15,717,510
TOTAL CONSUMER DISCRETIONARY		113,323,406

Consumer Staples - 0.0%
Food Products - 0.0%
CJ CheilJedang Corp	14,504	2,434,361
Orion Corp/Republic of Korea	43,073	3,725,864
		6,160,225
Personal Care Products - 0.0%
Amorepacific Corp	50,014	4,377,321
LG H&H Co Ltd	16,549	3,913,106
		8,290,427
Tobacco - 0.0%
KT&G Corp	170,802	13,757,901
TOTAL CONSUMER STAPLES		28,208,553

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	79,527	4,389,231
S-Oil Corp	83,304	3,036,511
SK Innovation Co Ltd	123,352	8,176,387
		15,602,129
Financials - 0.3%
Banks - 0.2%
Hana Financial Group Inc	521,756	23,613,197
Industrial Bank of Korea	521,841	5,620,380
KakaoBank Corp	302,393	4,730,065
KB Financial Group Inc	680,185	42,898,722
Shinhan Financial Group Co Ltd	781,175	28,173,791
Woori Financial Group Inc	1,135,029	14,105,045
		119,141,200
Capital Markets - 0.0%
Korea Investment Holdings Co Ltd	77,199	4,498,028
Mirae Asset Securities Co Ltd	451,259	3,743,322
NH Investment & Securities Co Ltd	265,082	2,859,898
		11,101,248
Financial Services - 0.0%
Meritz Financial Group Inc	173,949	15,165,151
Insurance - 0.1%
DB Insurance Co Ltd	83,342	5,358,327
Samsung Fire & Marine Insurance Co Ltd	56,156	14,785,137
Samsung Life Insurance Co Ltd	144,888	8,779,226
		28,922,690
TOTAL FINANCIALS		174,330,289

Health Care - 0.2%
Biotechnology - 0.2%
Alteogen Inc (c)	72,782	17,915,617
Celltrion Inc	286,859	32,465,080
		50,380,697
Health Care Equipment & Supplies - 0.0%
HLB Inc (c)	214,892	8,551,893
Life Sciences Tools & Services - 0.0%
Samsung Biologics Co Ltd (c)(d)(e)	32,517	24,015,497
Pharmaceuticals - 0.0%
SK Biopharmaceuticals Co Ltd (c)	57,370	4,293,211
Yuhan Corp	102,001	8,157,413
		12,450,624
TOTAL HEALTH CARE		95,398,711

Industrials - 0.5%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	58,072	32,569,798
Korea Aerospace Industries Ltd	133,046	7,771,304
		40,341,102
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	67,944	5,436,707
Electrical Equipment - 0.2%
Doosan Enerbility Co Ltd (c)	817,620	16,577,194
Ecopro BM Co Ltd (c)	88,587	6,297,125
Ecopro Co Ltd	184,352	6,577,256
Ecopro Materials Co Ltd (c)	45,448	1,765,727
HD Hyundai Electric Co Ltd	42,592	9,250,080
LG Energy Solution Ltd (c)	85,280	19,416,852
LS Electric Co Ltd	27,150	3,913,297
POSCO Future M Co Ltd (c)	56,011	4,907,354
		68,704,885
Industrial Conglomerates - 0.1%
LG Corp	158,642	7,413,808
Samsung C&T Corp	160,187	13,757,335
SK Inc	63,954	5,940,051
SK Square Co Ltd (c)	171,980	10,610,837
		37,722,031
Machinery - 0.1%
Doosan Bobcat Inc	105,889	3,633,056
Hanwha Ocean Co Ltd (c)	169,675	9,355,808
HD Hyundai Heavy Industries Co Ltd	40,560	11,448,047
HD Korea Shipbuilding & Offshore Engineering Co Ltd	77,269	14,751,003
Hyundai Rotem Co Ltd	139,798	10,996,156
Samsung Heavy Industries Co Ltd (c)	1,203,681	12,307,166
		62,491,236
Marine Transportation - 0.0%
Eusu Holdings Co Ltd	6	23
Hanjin Shipping Co Ltd (c)(f)	12	0
HMM Co Ltd	478,877	6,150,719
		6,150,742
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	338,788	4,984,463
Trading Companies & Distributors - 0.0%
Posco International Corp	97,458	3,352,940
TOTAL INDUSTRIALS		229,184,106

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.0%
LG Display Co Ltd (c)	542,072	3,213,790
LG Innotek Co Ltd	25,695	2,520,567
Samsung Electro-Mechanics Co Ltd	101,537	8,360,016
Samsung SDI Co Ltd	99,576	12,305,284
Samsung SDI Co Ltd rights 5/22/2025 (c)	14,559	353,522
		26,753,179
IT Services - 0.0%
Samsung SDS Co Ltd	76,829	6,909,380
Semiconductors & Semiconductor Equipment - 0.3%
Hanmi Semiconductor Co Ltd	80,418	4,294,939
SK Hynix Inc	993,973	123,766,852
		128,061,791
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	8,706,283	339,001,368
TOTAL INFORMATION TECHNOLOGY		500,725,718

Materials - 0.1%
Chemicals - 0.0%
LG Chem Ltd	89,746	13,574,052
SKC Co Ltd (c)	33,900	2,427,001
		16,001,053
Metals & Mining - 0.1%
Korea Zinc Co Ltd	7,748	4,311,928
POSCO Holdings Inc	128,456	23,427,591
		27,739,519
TOTAL MATERIALS		43,740,572

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	466,744	8,400,500
TOTAL KOREA (SOUTH)		1,291,373,727
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	3,701,470	5,712,220
Financials - 0.2%
Banks - 0.2%
Boubyan Bank KSCP	2,856,948	6,329,095
Gulf Bank KSCP	3,524,938	3,864,206
Kuwait Finance House KSCP	20,320,352	47,933,490
National Bank of Kuwait SAKP	15,198,881	47,208,270
		105,335,061
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	1,343,047	3,474,832
TOTAL KUWAIT		114,522,113
LUXEMBOURG - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Zabka Group SA (c)	549,648	3,124,975
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (b)(c)(d)(e)	386,072	6,831,589
Reinet Investments SCA (South Africa)	254,624	6,686,990
		13,518,579
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE (b)	247,138	15,532,751
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	851,969	25,016,768
TOTAL LUXEMBOURG		57,193,073
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	4,000,239	14,545,198
Sands China Ltd (c)	4,431,665	7,988,380

TOTAL MACAU		22,533,578
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Berhad	1,998,699	3,149,920
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	4,905,615	2,387,536
CELCOMDIGI BHD	6,592,300	5,841,257
Maxis Bhd	4,502,000	3,870,913
		12,099,706
TOTAL COMMUNICATION SERVICES		15,249,626

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	4,022,900	2,986,575
Specialty Retail - 0.0%
MR DIY Group M Bhd (d)(e)	6,115,050	2,384,076
TOTAL CONSUMER DISCRETIONARY		5,370,651

Consumer Staples - 0.0%
Food Products - 0.0%
IOI Corp Bhd	4,606,700	3,905,201
Kuala Lumpur Kepong Bhd	901,585	4,102,105
Nestle Malaysia Bhd	125,000	2,519,089
PPB Group Bhd	1,127,220	3,247,910
QL Resources Bhd	3,060,150	3,403,946
SD Guthrie Bhd	3,879,724	4,266,694
		21,444,945
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	530,900	2,428,190
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	4,611,300	5,517,029
CIMB Group Holdings Bhd	14,609,988	24,134,308
Hong Leong Bank Bhd	1,195,800	5,542,671
Malayan Banking Bhd	9,808,968	22,730,404
Public Bank Bhd	26,438,100	27,407,154
RHB Bank Bhd	2,586,376	3,989,388
		89,320,954
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	4,134,600	6,626,660
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	8,206,652	8,085,758
Industrial Conglomerates - 0.0%
Sime Darby Bhd	5,036,207	2,427,087
Sunway Bhd	4,575,600	4,823,204
		7,250,291
Marine Transportation - 0.0%
MISC Bhd	2,578,400	4,483,504
TOTAL INDUSTRIALS		19,819,553

Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	5,203,900	4,440,345
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	6,772,200	7,697,073
TOTAL MATERIALS		12,137,418

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
IOI Properties Group Bhd	11	5
Sime Darby Property Bhd	15	4
SP Setia Bhd Group	14	4
		13
Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	5,252,125	16,891,571
Gas Utilities - 0.0%
Petronas Gas Bhd	1,469,600	5,983,980
Multi-Utilities - 0.0%
YTL Corp Bhd	6,063,000	2,696,483
YTL Power International Bhd	4,760,900	3,771,524
		6,468,007
TOTAL UTILITIES		29,343,558

TOTAL MALAYSIA		201,741,568
MEXICO - 0.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	33,110,246	28,567,623
Consumer Staples - 0.2%
Beverages - 0.1%
Arca Continental SAB de CV	944,662	9,941,098
Coca-Cola Femsa SAB de CV unit	952,775	8,974,125
Fomento Economico Mexicano SAB de CV unit	3,178,500	33,448,767
		52,363,990
Consumer Staples Distribution & Retail - 0.1%
Grupo Comercial Chedraui SA de CV (b)	524,000	3,388,946
Wal-Mart de Mexico SAB de CV Series V	9,509,100	30,136,435
		33,525,381
Food Products - 0.0%
Alfa SAB de CV Series A	6,493,258	4,744,825
Gruma SAB de CV Series B	334,820	6,398,467
Grupo Bimbo SAB de CV (b)	2,349,800	7,145,079
		18,288,371
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	2,741,100	4,832,096
TOTAL CONSUMER STAPLES		109,009,838

Financials - 0.1%
Banks - 0.1%
Grupo Financiero Banorte SAB de CV	4,714,800	40,515,953
Grupo Financiero Inbursa SAB de CV Series O (c)	3,354,700	8,623,463
		49,139,416
Insurance - 0.0%
Qualitas Controladora SAB de CV (b)	367,300	4,047,502
TOTAL FINANCIALS		53,186,918

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1 (b)	1,031,300	7,170,008
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	525,300	5,800,386
Grupo Aeroportuario del Pacifico SAB de CV Series B	707,080	14,356,135
Grupo Aeroportuario del Sureste SAB de CV Series B	328,095	10,393,202
Promotora y Operadora de Infraestructura SAB de CV	347,735	3,889,000
		34,438,723
TOTAL INDUSTRIALS		41,608,731

Materials - 0.1%
Construction Materials - 0.0%
Cemex SAB de CV unit	27,786,240	17,144,566
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	5,641,323	29,313,420
Industrias Penoles SAB de CV (c)	359,740	7,174,254
Southern Copper Corp (b)	160,154	14,336,986
		50,824,660
TOTAL MATERIALS		67,969,226

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	5,192,200	6,695,939
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	1,906,830	6,791,876
TOTAL REAL ESTATE		13,487,815

TOTAL MEXICO		313,830,151
NETHERLANDS - 2.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	7,063,451	32,858,147
Entertainment - 0.1%
Universal Music Group NV (b)	1,496,577	44,007,551
TOTAL COMMUNICATION SERVICES		76,865,698

Consumer Staples - 0.3%
Beverages - 0.1%
Heineken Holding NV Class A	235,267	18,336,729
Heineken NV	523,950	46,901,492
		65,238,221
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	1,674,282	68,744,453
Food Products - 0.0%
JDE Peet's NV	306,988	7,407,530
TOTAL CONSUMER STAPLES		141,390,204

Financials - 0.6%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (b)(d)(e)	839,673	17,312,269
ABN AMRO Bank NV rights (b)(c)(g)	839,673	713,417
ING Groep NV (b)	5,728,164	111,237,029
		129,262,715
Capital Markets - 0.0%
Euronext NV (d)(e)	141,852	23,622,465
Financial Services - 0.2%
Adyen NV (c)(d)(e)	40,134	64,945,371
EXOR NV	162,555	15,266,071
		80,211,442
Insurance - 0.1%
Aegon Ltd	2,418,743	15,557,228
ASR Nederland NV	287,131	18,020,310
NN Group NV	488,592	29,833,728
		63,411,266
TOTAL FINANCIALS		296,507,888

Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (c)	109,896	71,042,175
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	1,452,328	36,859,829
TOTAL HEALTH CARE		107,902,004

Industrials - 0.2%
Professional Services - 0.2%
Randstad NV (b)	197,759	7,890,382
Wolters Kluwer NV	434,264	76,474,556
		84,364,938
Trading Companies & Distributors - 0.0%
IMCD NV (b)	107,232	14,194,677
TOTAL INDUSTRIALS		98,559,615

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
ASM International NV	85,184	41,041,745
ASML Holding NV	716,983	473,126,416
BE Semiconductor Industries NV (b)	148,339	15,836,640
		530,004,801
Software - 0.0%
Nebius Group NV Class A (Russia) (c)(f)	371,380	0
TOTAL INFORMATION TECHNOLOGY		530,004,801

Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	312,074	19,642,295
TOTAL NETHERLANDS		1,270,872,505
NEW ZEALAND - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	1,660,398	10,406,926
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	1,057,251	21,327,947
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	3,084,681	13,834,015
Information Technology - 0.2%
Software - 0.2%
Xero Ltd (c)	263,961	27,798,551
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	1,446,188	7,618,495
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	2,417,349	7,868,894
TOTAL UTILITIES		15,487,389

TOTAL NEW ZEALAND		88,854,828
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	1,132,751	17,007,489
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	851,694	15,562,896
Orkla ASA	1,261,040	14,012,364
Salmar ASA	118,282	5,826,895
		35,402,155
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	576,483	12,368,169
Equinor ASA	1,524,951	34,518,232
Equinor ASA ADR	37	825
		46,887,226
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	1,629,482	40,535,781
Insurance - 0.0%
Gjensidige Forsikring ASA	368,255	8,587,448
TOTAL FINANCIALS		49,123,229

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	159,933	25,642,410
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	2,578,991	13,680,039
TOTAL NORWAY		187,742,548
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	121,917	24,650,398
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	288,538	4,085,698
TOTAL PERU		28,736,096
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	139,150	3,245,374
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	820,740	3,375,062
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	3,827,990	9,608,859
BDO Unibank Inc	4,291,359	12,330,361
Metropolitan Bank & Trust Co	3,305,261	4,558,654
		26,497,874
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Ayala Corp	451,605	4,852,979
SM Investments Corp	401,265	6,253,332
		11,106,311
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	1,844,230	11,292,386
TOTAL INDUSTRIALS		22,398,697

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	12,082,770	5,426,444
SM Prime Holdings Inc	18,593,475	8,125,732
		13,552,176
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	526,350	5,377,844
TOTAL PHILIPPINES		74,447,027
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA (b)	120,800	7,443,237
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (c)(d)(e)	1,061,941	9,261,449
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	2,042	8,319,589
TOTAL CONSUMER DISCRETIONARY		17,581,038

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (c)(d)(e)	90,063	12,599,790
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	1,067,888	19,276,426
Financials - 0.3%
Banks - 0.2%
Bank Polska Kasa Opieki SA (c)	336,102	16,747,969
mBank SA (b)(c)	26,781	5,831,121
Powszechna Kasa Oszczednosci Bank Polski SA	1,591,963	30,484,353
Santander Bank Polska SA	74,830	11,426,876
		64,490,319
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	1,111,698	17,305,531
TOTAL FINANCIALS		81,795,850

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (c)	419,892	7,039,985
Materials - 0.0%
Metals & Mining - 0.0%
KGHM Polska Miedz SA	256,138	8,101,194
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (c)	1,658,459	3,611,897
TOTAL POLAND		157,449,417
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	514,978	12,437,935
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	759,581	11,768,783
Financials - 0.0%
Banks - 0.0%
Banco Espirito Santo SA (Portugal) (c)(f)	319,729	3
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	5,724,468	22,563,917
TOTAL PORTUGAL		46,770,638
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	1,453,661	5,174,251
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	1,094,518	4,509,138
Qatar Gas Transport Co Ltd	5,128,461	6,449,663
		10,958,801
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	10,828,828	6,638,271
Commercial Bank of Qatar	5,977,084	7,058,902
Dukhan Bank	3,293,212	3,165,680
Qatar International Islamic Bank QSC	1,799,791	5,239,710
Qatar Islamic Bank QPSC	3,211,897	18,622,122
Qatar National Bank QPSC	8,400,607	38,530,661
		79,255,346
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	2,761,086	9,524,647
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	10,400,561	4,027,682
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	3,824,780	2,941,330
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	799,788	3,358,626
TOTAL QATAR		115,240,683
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	1,099,223	8,427,401
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (c)(f)	51,978	0
VK IPJSC GDR (c)(e)(f)	68,289	0
		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (Russia) (c)(f)	62,559	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (c)(f)	12,146,244	1
Gazprom PJSC ADR (c)(f)	1,078,053	12
LUKOIL PJSC (c)(f)	451,803	0
Rosneft Oil Co PJSC (c)(f)	1,187,356	0
Rosneft Oil Co PJSC GDR (c)(e)(f)	214,392	2
Surgutneftegas PAO (c)(f)	6,111,900	0
Surgutneftegas PAO ADR (c)(f)	214,357	2
Tatneft PJSC (c)(f)	1,520,327	0
		17
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (c)(f)	13,066,303	2
VTB Bank PJSC (c)(f)	826,735	0
		2
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (c)(f)	1,699,470	0
TKS Holding MKPAO JSC (c)(f)	5,907	0
		0
TOTAL FINANCIALS		2

Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (c)(e)(f)	1,019	0
Metals & Mining - 0.0%
Alrosa PJSC (c)(f)	3,102,770	0
GMK Norilskiy Nickel PAO (c)(f)	6,655,600	1
GMK Norilskiy Nickel PAO ADR (United Kingdom) (c)(f)	85,403	2
Novolipetsk Steel PJSC (c)(f)	1,805,640	0
Polyus PJSC (c)(f)	413,530	0
Severstal PAO (c)(f)	245,384	0
Severstal PAO GDR (c)(e)(f)	10,278	0
United Co RUSAL International PJSC (Russia) (c)(f)	3,455,150	0
		3
TOTAL MATERIALS		3

Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (c)(f)	42,112,900	5
TOTAL RUSSIA		27
SAUDI ARABIA - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	3,650,796	46,329,034
Media - 0.0%
Saudi Research & Media Group (c)	67,610	3,121,890
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	679,519	11,376,796
TOTAL COMMUNICATION SERVICES		60,827,720

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Jarir Marketing Co	1,093,206	3,678,070
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	71,373	2,161,578
Food Products - 0.0%
Almarai Co JSC	882,203	12,418,273
TOTAL CONSUMER STAPLES		14,579,851

Energy - 0.1%
Energy Equipment & Services - 0.0%
Ades Holding Co	631,327	2,548,232
Oil, Gas & Consumable Fuels - 0.1%
Saudi Arabian Oil Co (d)(e)	10,586,120	71,544,047
TOTAL ENERGY		74,092,279

Financials - 0.6%
Banks - 0.6%
Al Rajhi Bank	3,567,245	92,629,778
Alinma Bank	2,197,456	16,989,356
Arab National Bank	1,620,868	9,290,623
Bank Al-Jazira	1,108,356	3,989,071
Bank AlBilad	1,320,074	10,170,794
Banque Saudi Fransi	2,203,352	10,796,627
Riyad Bank	2,663,397	21,834,324
Saudi Awwal Bank	1,820,843	16,990,230
Saudi Investment Bank/The	1,111,027	4,454,830
Saudi National Bank/The	5,345,623	50,877,442
		238,023,075
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co (c)	90,475	4,418,886
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (c)	76,910	2,686,042
Bupa Arabia for Cooperative Insurance Co	149,262	6,685,245
Co for Cooperative Insurance/The	132,222	4,892,737
		14,264,024
TOTAL FINANCIALS		256,705,985

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dallah Healthcare Co	61,879	2,012,620
Dr Sulaiman Al Habib Medical Services Group Co	158,510	12,102,872
Mouwasat Medical Services Co	174,421	3,371,285
		17,486,777
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	45,774	2,228,323
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	44,533	3,400,272
Elm Co	43,506	12,002,295
		15,402,567
Materials - 0.2%
Chemicals - 0.1%
SABIC Agri-Nutrients Co	420,418	11,062,599
Sahara International Petrochemical Co	669,046	3,388,975
Saudi Aramco Base Oil Co	85,750	2,270,085
Saudi Basic Industries Corp	1,629,725	26,503,479
Saudi Industrial Investment Group	676,271	2,726,034
Saudi Kayan Petrochemical Co (c)	1,288,637	1,982,281
Yanbu National Petrochemical Co	505,115	4,302,490
		52,235,943
Metals & Mining - 0.1%
Saudi Arabian Mining Co (c)	2,434,303	33,163,034
TOTAL MATERIALS		85,398,977

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (c)	981,440	5,730,158
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	1,498,125	5,982,994
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co	268,074	23,012,791
TOTAL UTILITIES		28,995,785

TOTAL SAUDI ARABIA		565,126,492
SINGAPORE - 1.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	13,522,218	39,122,434
Entertainment - 0.2%
Sea Ltd Class A ADR (c)	666,757	89,378,776
TOTAL COMMUNICATION SERVICES		128,501,210

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	10,902,423	6,182,408
Financials - 0.5%
Banks - 0.5%
DBS Group Holdings Ltd	3,627,701	117,861,154
Oversea-Chinese Banking Corp Ltd	6,163,191	76,274,200
United Overseas Bank Ltd	2,300,815	61,106,987
		255,242,341
Capital Markets - 0.0%
Singapore Exchange Ltd	1,572,390	17,297,643
TOTAL FINANCIALS		272,539,984

Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	2,832,597	16,084,174
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (c)	4,229,064	20,637,832
Industrial Conglomerates - 0.0%
Keppel Ltd	2,649,257	13,319,672
Passenger Airlines - 0.0%
Singapore Airlines Ltd	2,695,339	13,832,252
TOTAL INDUSTRIALS		63,873,930

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	1,231,112	27,642,265
Real Estate - 0.1%
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	6,863,515	13,985,502
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	4,246,399	8,949,678
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	10,731,822	17,661,373
TOTAL REAL ESTATE		40,596,553

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	1,624,400	8,216,492
TOTAL SINGAPORE		547,552,842
SOUTH AFRICA - 0.9%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
MTN Group Ltd	3,081,446	20,327,894
Vodacom Group Ltd	1,135,400	8,359,279
		28,687,173
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	308,854	81,231,279
Woolworths Holdings Ltd/South Africa (b)	1,710,288	5,296,020
		86,527,299
Specialty Retail - 0.0%
Pepkor Holdings Ltd (d)(e)	4,316,698	6,223,982
TOTAL CONSUMER DISCRETIONARY		92,751,281

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd (b)	616,183	15,486,355
Clicks Group Ltd	432,270	9,193,486
Shoprite Holdings Ltd	921,797	14,149,624
		38,829,465
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	1,555,288	14,276,752
Capitec Bank Holdings Ltd	158,471	29,324,110
Nedbank Group Ltd	845,638	11,522,180
Standard Bank Group Ltd (b)	2,415,047	30,083,491
		85,206,533
Financial Services - 0.1%
FirstRand Ltd	9,219,881	35,999,729
Remgro Ltd (b)	916,398	7,876,552
		43,876,281
Insurance - 0.0%
Discovery Ltd	997,331	11,044,430
Old Mutual Ltd	8,489,576	5,170,991
OUTsurance Group Ltd	1,568,270	6,437,906
Sanlam Ltd (b)	3,290,507	14,947,804
		37,601,131
TOTAL FINANCIALS		166,683,945

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	686,365	4,492,437
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	612,858	7,740,931
Materials - 0.3%
Chemicals - 0.0%
Sasol Ltd (c)	1,048,979	3,623,240
Metals & Mining - 0.3%
Anglo American Platinum Ltd (b)	167,875	5,748,712
Anglo American PLC	2,310,426	63,070,867
Gold Fields Ltd	1,628,596	36,527,708
Harmony Gold Mining Co Ltd	1,048,414	16,473,073
Impala Platinum Holdings Ltd (c)	1,641,086	9,759,747
Kumba Iron Ore Ltd (b)	122,057	2,122,730
		133,702,837
TOTAL MATERIALS		137,326,077

TOTAL SOUTH AFRICA		476,511,309
SPAIN - 1.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (d)(e)	964,537	39,034,184
Telefonica SA (b)	7,263,838	37,316,084
		76,350,268
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	820,804	64,326,871
Specialty Retail - 0.2%
Industria de Diseno Textil SA (b)	1,986,265	106,296,628
TOTAL CONSUMER DISCRETIONARY		170,623,499

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA	2,113,225	25,831,362
Financials - 0.8%
Banks - 0.8%
Banco Bilbao Vizcaya Argentaria SA	10,492,727	144,002,635
Banco de Sabadell SA	9,888,926	28,723,645
Banco Santander SA (b)	27,578,507	193,139,971
Banco Santander SA ADR	8,697	60,879
CaixaBank SA (b)	7,183,369	55,054,812
		420,981,942
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (b)(c)	540,872	5,081,956
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	327,131	20,419,528
Transportation Infrastructure - 0.1%
Aena SME SA (b)(d)(e)	136,915	34,340,061
TOTAL INDUSTRIALS		54,759,589

Utilities - 0.5%
Electric Utilities - 0.5%
Acciona SA (b)	46,046	6,697,756
Endesa SA	585,114	17,565,429
Iberdrola SA	10,618,548	191,408,463
Redeia Corp SA	739,228	15,492,537
		231,164,185
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	576,586	5,392,046
EDP Renovaveis SA rights 5/5/2025 (b)(c)	576,586	58,787
		5,450,833
TOTAL UTILITIES		236,615,018

TOTAL SPAIN		990,243,634
SWEDEN - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	4,327,218	16,184,256
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	982,678	14,462,361
TOTAL COMMUNICATION SERVICES		30,646,617

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (c)(d)(e)	288,857	20,010,455
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares (b)	1,036,252	15,015,894
TOTAL CONSUMER DISCRETIONARY		35,026,349

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	1,110,936	31,998,819
Financials - 0.5%
Banks - 0.3%
Skandinaviska Enskilda Banken AB A Shares	2,882,224	45,460,147
Svenska Handelsbanken AB A Shares	2,647,364	34,653,517
Swedbank AB A1 Shares	1,540,650	38,239,298
		118,352,962
Capital Markets - 0.0%
EQT AB	683,620	19,648,195
Financial Services - 0.2%
Industrivarden AB A Shares	211,514	7,418,472
Industrivarden AB C Shares	290,508	10,180,028
Investor AB A Shares	552,256	16,386,842
Investor AB B Shares	2,607,320	76,961,192
L E Lundbergforetagen AB B Shares	138,598	7,305,952
		118,252,486
TOTAL FINANCIALS		256,253,643

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (c)	353,979	10,730,521
Industrials - 1.0%
Aerospace & Defense - 0.1%
Saab AB B Shares	582,494	27,123,553
Building Products - 0.1%
Assa Abloy AB B Shares	1,819,972	55,243,406
Nibe Industrier AB B Shares	2,745,650	11,584,254
		66,827,660
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	891,729	14,161,750
Construction & Engineering - 0.0%
Skanska AB B Shares	622,456	14,419,109
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	278,733	7,520,932
Lifco AB B Shares	427,825	16,545,547
		24,066,479
Machinery - 0.7%
Alfa Laval AB	531,368	21,995,793
Atlas Copco AB A Shares	4,890,046	75,813,294
Atlas Copco AB B Shares	2,843,532	39,554,382
Epiroc AB A Shares	1,187,159	25,645,730
Epiroc AB B Shares	722,009	14,133,164
Indutrade AB	495,158	13,360,634
Sandvik AB	1,939,289	40,148,128
SKF AB B Shares	618,786	12,135,004
Trelleborg AB B Shares	389,413	13,408,168
Volvo AB B Shares (b)	2,892,503	78,628,418
		334,822,715
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	474,071	15,920,899
Beijer Ref AB B Shares	700,411	10,666,856
		26,587,755
TOTAL INDUSTRIALS		508,009,021

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	5,051,294	42,670,202
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	3,777,647	36,766,208
TOTAL INFORMATION TECHNOLOGY		79,436,410

Materials - 0.1%
Metals & Mining - 0.0%
Boliden AB (c)	501,458	15,362,031
Paper & Forest Products - 0.1%
Holmen AB B Shares (b)	134,335	5,317,528
Svenska Cellulosa AB SCA B Shares	1,107,961	14,363,201
		19,680,729
TOTAL MATERIALS		35,042,760

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (c)	1,319,533	9,447,176
Sagax AB B Shares	396,558	8,993,380
		18,440,556
TOTAL SWEDEN		1,005,584,696
SWITZERLAND - 3.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	47,042	31,348,034
Consumer Discretionary - 0.4%
Specialty Retail - 0.0%
Avolta AG	158,554	7,224,951
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Series A	978,550	172,914,891
Swatch Group AG/The (b)	51,714	8,974,563
Swatch Group AG/The	1,488	51,670
		181,941,124
TOTAL CONSUMER DISCRETIONARY		189,166,075

Consumer Staples - 0.1%
Food Products - 0.1%
Barry Callebaut AG (b)	6,472	5,810,568
Chocoladefabriken Lindt & Spruengli AG	195	27,595,566
Chocoladefabriken Lindt & Spruengli AG (b)	1,698	24,770,000
		58,176,134
Financials - 1.1%
Banks - 0.0%
Banque Cantonale Vaudoise (b)(c)	53,950	6,628,134
Capital Markets - 0.5%
Julius Baer Group Ltd	374,141	24,262,326
Partners Group Holding AG	41,273	53,782,167
UBS Group AG	5,987,190	180,555,109
		258,599,602
Insurance - 0.6%
Baloise Holding AG	74,560	16,558,851
Helvetia Holding AG	66,946	14,705,652
Swiss Life Holding AG	52,215	52,003,065
Zurich Insurance Group AG	266,562	189,064,652
		272,332,220
TOTAL FINANCIALS		537,559,956

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	92,040	28,258,237
Straumann Holding AG	202,700	24,716,590
		52,974,827
Life Sciences Tools & Services - 0.2%
Lonza Group AG	131,360	94,383,377
Pharmaceuticals - 0.1%
Galderma Group AG (b)	174,361	20,259,550
Sandoz Group AG	759,033	32,905,072
		53,164,622
TOTAL HEALTH CARE		200,522,826

Industrials - 0.6%
Building Products - 0.1%
Geberit AG	60,699	41,934,415
Electrical Equipment - 0.3%
ABB Ltd	2,877,076	151,940,526
Machinery - 0.1%
Schindler Holding AG	73,648	26,841,120
Schindler Holding AG	43,168	15,272,377
VAT Group AG (d)(e)	49,270	17,568,499
		59,681,996
Marine Transportation - 0.0%
Kuehne + Nagel International AG	88,032	20,142,780
Professional Services - 0.1%
SGS SA (b)	275,709	26,964,597
TOTAL INDUSTRIALS		300,664,314

Information Technology - 0.0%
Software - 0.0%
Temenos AG	102,799	7,348,568
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	276,642	20,794,657
TOTAL INFORMATION TECHNOLOGY		28,143,225

Materials - 0.4%
Chemicals - 0.4%
DSM-Firmenich AG	338,049	36,723,338
EMS-Chemie Holding AG	12,602	9,275,719
Givaudan SA	16,802	81,063,264
Sika AG	277,186	69,270,888
		196,333,209
Containers & Packaging - 0.0%
SIG Group AG (b)	553,241	10,664,644
TOTAL MATERIALS		206,997,853

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	139,401	19,642,983
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG (c)	38,020	7,623,808
TOTAL SWITZERLAND		1,579,845,208
TAIWAN - 4.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	6,916,400	27,906,498
Entertainment - 0.0%
International Games System Co Ltd	461,000	11,927,978
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	3,174,000	8,494,268
Taiwan Mobile Co Ltd	3,317,400	11,754,937
		20,249,205
TOTAL COMMUNICATION SERVICES		60,083,681

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	3,297,513	5,082,889
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	320,000	3,910,842
Specialty Retail - 0.0%
Hotai Motor Co Ltd	556,180	10,804,182
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd (c)	343,420	4,467,328
Feng TAY Enterprise Co Ltd	929,710	3,284,441
Pou Chen Corp	4,070,240	4,183,034
		11,934,803
TOTAL CONSUMER DISCRETIONARY		31,732,716

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	1,040,000	8,487,686
Food Products - 0.0%
Uni-President Enterprises Corp	8,813,620	21,138,267
TOTAL CONSUMER STAPLES		29,625,953

Financials - 0.6%
Banks - 0.3%
Chang Hwa Commercial Bank Ltd	11,121,617	6,329,123
CTBC Financial Holding Co Ltd	30,314,255	37,279,835
E.Sun Financial Holding Co Ltd	26,303,978	23,284,430
First Financial Holding Co Ltd	20,501,891	16,293,211
Hua Nan Financial Holdings Co Ltd	16,347,270	13,813,880
Mega Financial Holding Co Ltd	21,584,131	25,510,620
Shanghai Commercial & Savings Bank Ltd/The	7,071,811	10,407,757
SinoPac Financial Holdings Co Ltd	19,623,883	13,086,941
Taishin Financial Holding Co Ltd	21,294,046	11,105,406
Taiwan Business Bank	12,338,501	5,453,664
Taiwan Cooperative Financial Holding Co Ltd	19,591,204	14,933,276
		177,498,143
Financial Services - 0.1%
Chailease Holding Co Ltd	2,726,202	9,789,545
Yuanta Financial Holding Co Ltd	18,873,938	18,455,009
		28,244,554
Insurance - 0.2%
Cathay Financial Holding Co Ltd	17,353,184	31,909,581
Fubon Financial Holding Co Ltd	14,928,526	39,488,014
KGI Financial Holding Co Ltd	29,123,457	15,075,465
Shin Kong Financial Holding Co Ltd (c)	27,388,074	10,086,423
		96,559,483
TOTAL FINANCIALS		302,302,180

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (c)	440,000	7,219,558
Industrials - 0.1%
Electrical Equipment - 0.0%
Fortune Electric Co Ltd	258,600	3,401,636
Voltronic Power Technology Corp	118,000	5,522,119
		8,923,755
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	5,430,032	5,576,597
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	1,967,221	12,720,135
Wan Hai Lines Ltd	1,337,050	3,468,285
Yang Ming Marine Transport Corp	3,155,000	6,727,129
		22,915,549
Passenger Airlines - 0.0%
China Airlines Ltd	5,139,000	3,378,613
Eva Airways Corp	4,834,000	5,794,666
		9,173,279
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	3,307,000	2,801,913
TOTAL INDUSTRIALS		49,391,093

Information Technology - 3.8%
Communications Equipment - 0.0%
Accton Technology Corp	923,000	17,157,774
Electronic Equipment, Instruments & Components - 0.4%
AUO Corp	11,604,600	4,455,950
Chunghwa Picture Tubes Ltd (c)(f)	551	0
Delta Electronics Inc	3,544,383	37,064,605
E Ink Holdings Inc	1,569,000	10,938,499
Elite Material Co Ltd	533,000	9,257,503
Hon Hai Precision Industry Co Ltd	22,757,593	101,189,364
Innolux Corp	13,653,805	5,835,690
Largan Precision Co Ltd	182,000	12,949,178
Lotes Co Ltd	157,000	6,160,869
Synnex Technology International Corp	2,252,920	4,988,207
Unimicron Technology Corp	2,490,000	7,330,993
Wpg Holding Co Ltd	2,957,378	6,252,941
Yageo Corp	752,182	10,763,388
Zhen Ding Technology Holding Ltd	1,188,230	3,632,768
		220,819,955
Semiconductors & Semiconductor Equipment - 3.1%
Alchip Technologies Ltd	140,000	9,336,920
ASE Technology Holding Co Ltd	6,055,943	25,754,048
eMemory Technology Inc	115,000	9,241,481
Global Unichip Corp	157,000	5,033,585
Globalwafers Co Ltd	472,000	4,546,204
Jentech Precision Industrial Co Ltd	158,000	4,965,439
MediaTek Inc	2,768,989	117,427,951
Novatek Microelectronics Corp	1,055,000	17,123,463
Realtek Semiconductor Corp	887,744	14,564,546
Taiwan Semiconductor Manufacturing Co Ltd	44,852,000	1,268,323,424
United Microelectronics Corp	20,566,000	28,801,639
Vanguard International Semiconductor Corp	1,848,334	5,207,447
		1,510,326,147
Technology Hardware, Storage & Peripherals - 0.3%
Acer Inc	5,430,060	5,921,714
Advantech Co Ltd	866,303	9,057,413
Asia Vital Components Co Ltd	598,000	8,762,759
Asustek Computer Inc	1,294,422	23,623,704
Catcher Technology Co Ltd	1,118,000	7,595,273
Compal Electronics Inc	7,542,394	6,486,095
Gigabyte Technology Co Ltd	967,000	6,966,847
Inventec Corp	4,863,209	6,199,618
Lite-On Technology Corp	3,844,053	11,602,071
Micro-Star International Co Ltd	1,300,000	5,674,292
Pegatron Corp	3,627,652	9,198,635
Quanta Computer Inc (c)	4,922,000	36,903,619
Wistron Corp	5,002,000	16,018,157
Wiwynn Corp	204,000	12,252,473
		166,262,670
TOTAL INFORMATION TECHNOLOGY		1,914,566,546

Materials - 0.1%
Chemicals - 0.1%
Formosa Chemicals & Fibre Corp	6,320,620	4,929,416
Formosa Plastics Corp	7,647,640	8,131,782
Nan Ya Plastics Corp	9,302,980	8,897,318
		21,958,516
Construction Materials - 0.0%
Asia Cement Corp	4,144,785	5,826,460
TCC Group Holdings Co Ltd	12,265,302	11,375,479
		17,201,939
Metals & Mining - 0.0%
China Steel Corp	21,564,421	13,917,714
TOTAL MATERIALS		53,078,169

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ruentex Development Co Ltd	2,867,661	2,945,912
TOTAL TAIWAN		2,450,945,808
THAILAND - 0.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
True Corp PCL (c)	8,968,153	3,247,271
True Corp PCL depository receipt (c)	9,044,505	3,274,917
		6,522,188
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL	834,600	7,362,840
Advanced Info Service PCL depository receipt	1,343,600	11,853,239
		19,216,079
TOTAL COMMUNICATION SERVICES		25,738,267

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp Pcl	842,950	596,770
Central Retail Corp Pcl depository receipt	2,001,700	1,417,113
		2,013,883
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	2,307,541	1,857,534
Minor International PCL depository receipt	3,731,382	3,003,704
		4,861,238
Specialty Retail - 0.0%
Home Product Center PCL	4,757,447	1,205,540
Home Product Center PCL depository receipt	6,586,100	1,668,922
PTT Oil & Retail Business PCL depository receipt	5,619,500	2,435,868
		5,310,330
TOTAL CONSUMER DISCRETIONARY		12,185,451

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
CP ALL PCL	4,316,600	6,647,578
CP ALL PCL depository receipt	6,331,500	9,750,532
CP AXTRA PCL	437,900	330,634
CP AXTRA PCL depository receipt	3,459,017	2,611,710
		19,340,454
Food Products - 0.0%
Charoen Pokphand Foods PCL	3,517,640	2,786,678
Charoen Pokphand Foods PCL depository receipt	3,448,400	2,731,825
		5,518,503
TOTAL CONSUMER STAPLES		24,858,957

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PTT Exploration & Production PCL	1,205,451	3,588,055
PTT Exploration & Production PCL depository receipt	1,314,500	3,912,642
PTT PCL	7,492,700	6,949,627
PTT PCL depository receipt	10,830,600	10,045,595
		24,495,919
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	1,098,700	5,247,614
Krung Thai Bank PCL	1,971,475	1,286,694
Krung Thai Bank PCL depository receipt	4,548,600	2,968,668
SCB X PCL	403,200	1,436,930
SCB X PCL depository receipt	1,130,800	4,029,963
TMBThanachart Bank PCL depository receipt	40,827,900	2,236,835
		17,206,704
Consumer Finance - 0.0%
Krungthai Card PCL	402,600	561,583
Krungthai Card PCL depository receipt	1,299,500	1,812,660
		2,374,243
TOTAL FINANCIALS		19,580,947

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Dusit Medical Services PCL	8,118,600	5,823,014
Bangkok Dusit Medical Services PCL depository receipt	12,102,500	8,680,441
Bumrungrad Hospital Pcl	333,600	1,643,852
Bumrungrad Hospital Pcl depository receipt	736,400	3,628,695
		19,776,002
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	2,874,900	3,283,584
Airports of Thailand PCL depository receipt	4,937,100	5,638,938
Bangkok Expressway & Metro PCL	5,767,300	1,019,856
Bangkok Expressway & Metro PCL depository receipt	7,312,300	1,293,065
		11,235,443
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Delta Electronics Thailand PCL	2,269,000	6,651,987
Delta Electronics Thailand PCL depository receipt	3,448,800	10,110,785
		16,762,772
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The	548,850	2,622,973
Siam Cement PCL/The depository receipt	831,600	3,974,245
		6,597,218
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	1,703,600	2,575,960
Central Pattana PCL depository receipt	2,035,000	3,077,059
		5,653,019
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Development PCL	2,541,575	3,743,572
Gulf Development PCL depository receipt	5,574,067	8,210,234
		11,953,806
TOTAL THAILAND		178,837,801
TURKEY - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	2,195,688	5,127,773
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	133,986	3,082,098
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola Icecek AS	1,595,772	2,159,768
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	794,459	9,307,789
TOTAL CONSUMER STAPLES		11,467,557

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	1,760,508	5,702,995
Financials - 0.0%
Banks - 0.0%
Akbank TAS	5,689,849	7,168,709
Haci Omer Sabanci Holding AS	2,005,279	3,815,759
Turkiye Is Bankasi AS Class C	16,588,274	4,438,507
Yapi ve Kredi Bankasi AS (c)	6,430,632	3,802,108
		19,225,083
Industrials - 0.1%
Aerospace & Defense - 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	2,490,138	8,732,844
Industrial Conglomerates - 0.0%
KOC Holding AS	1,417,304	5,069,854
Turkiye Sise ve Cam Fabrikalari AS	1,947,473	1,730,198
		6,800,052
Passenger Airlines - 0.1%
Pegasus Hava Tasimaciligi AS	450,136	2,606,467
Turk Hava Yollari AO (c)	1,008,103	7,443,958
		10,050,425
TOTAL INDUSTRIALS		25,583,321

Materials - 0.0%
Chemicals - 0.0%
Sasa Polyester Sanayi AS	19,179,943	2,107,590
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	6,096,868	3,563,591
TOTAL MATERIALS		5,671,181

TOTAL TURKEY		75,860,008
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	6,287,921	29,787,187
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	5,525,875	3,384,984
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	5,660,587	5,193,553
TOTAL CONSUMER DISCRETIONARY		8,578,537

Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	5,745,106	7,664,208
Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	5,306,294	16,815,797
Abu Dhabi Islamic Bank PJSC	2,610,531	13,006,280
Dubai Islamic Bank PJSC	5,130,513	10,559,801
Emirates NBD Bank PJSC	3,456,055	19,335,955
First Abu Dhabi Bank PJSC	8,035,917	32,860,831
		92,578,664
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Multiply Group PJSC (c)	6,005,195	3,498,759
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	7,022,831	15,793,029
Emaar Development PJSC	1,795,250	6,524,983
Emaar Properties PJSC	12,051,684	42,982,551
		65,300,563
TOTAL UNITED ARAB EMIRATES		207,407,918
UNITED KINGDOM - 7.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	11,767,198	27,255,568
Interactive Media & Services - 0.0%
Auto Trader Group PLC (d)(e)	1,610,027	18,088,416
Media - 0.1%
Informa PLC	2,409,807	23,373,660
WPP PLC	1,975,779	15,317,333
		38,690,993
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	35,356,175	34,744,512
Vodafone Group PLC ADR	155,066	1,513,444
		36,257,956
TOTAL COMMUNICATION SERVICES		120,292,933

Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
Next PLC	214,068	35,176,063
Diversified Consumer Services - 0.0%
Pearson PLC	873,273	13,999,642
Pearson PLC ADR (b)	209,273	3,400,686
		17,400,328
Hotels, Restaurants & Leisure - 0.4%
Compass Group PLC	3,090,442	104,193,708
Entain PLC	1,108,370	9,418,147
InterContinental Hotels Group PLC	288,549	30,791,038
Whitbread PLC	319,490	11,040,587
		155,443,480
Household Durables - 0.0%
Barratt Redrow PLC	2,516,599	15,622,332
Specialty Retail - 0.0%
JD Sports Fashion PLC	4,683,487	4,904,715
Kingfisher PLC	3,318,351	12,754,064
		17,658,779
TOTAL CONSUMER DISCRETIONARY		241,300,982

Consumer Staples - 1.7%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	377,013	34,210,160
Diageo PLC	4,050,915	113,751,289
		147,961,449
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	3,201,232	11,382,440
Marks & Spencer Group PLC	3,761,517	19,546,896
Tesco PLC	12,264,976	60,699,409
		91,628,745
Food Products - 0.0%
Associated British Foods PLC	592,511	16,298,157
Household Products - 0.2%
Reckitt Benckiser Group PLC	1,249,752	80,667,147
Personal Care Products - 0.6%
Unilever PLC	4,511,749	287,262,564
Tobacco - 0.4%
British American Tobacco PLC	3,618,843	157,630,792
Imperial Brands PLC	1,443,859	59,245,913
		216,876,705
TOTAL CONSUMER STAPLES		840,694,767

Financials - 2.1%
Banks - 1.4%
Barclays PLC	26,247,859	104,562,098
HSBC Holdings PLC	32,541,997	362,757,849
Lloyds Banking Group PLC	110,328,920	108,395,779
NatWest Group PLC	13,925,357	89,571,887
Standard Chartered PLC	3,742,836	53,909,012
		719,196,625
Capital Markets - 0.5%
3i Group PLC	1,771,672	100,437,928
London Stock Exchange Group PLC	870,670	135,573,355
Schroders PLC	1,450,222	6,347,022
		242,358,305
Financial Services - 0.0%
M&G PLC	4,132,123	11,421,270
Wise PLC Class A (c)	1,222,009	15,935,571
		27,356,841
Insurance - 0.2%
Admiral Group PLC	476,876	20,705,654
Aviva PLC	4,864,171	36,301,892
Legal & General Group PLC	10,704,073	33,452,171
Phoenix Group Holdings PLC	1,280,588	10,197,171
		100,656,888
TOTAL FINANCIALS		1,089,568,659

Health Care - 0.8%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC	1,509,242	21,238,922
Pharmaceuticals - 0.8%
Astrazeneca PLC	2,823,175	404,467,026
TOTAL HEALTH CARE		425,705,948

Industrials - 1.3%
Aerospace & Defense - 0.7%
BAE Systems PLC	5,477,701	126,987,549
Melrose Industries PLC	2,359,708	13,635,778
Rolls-Royce Holdings PLC	15,481,406	156,710,138
		297,333,465
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	4,629,004	21,206,810
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	4,879,223	27,514,326
DCC PLC	181,450	11,815,248
Smiths Group PLC	629,026	15,625,967
		54,955,541
Machinery - 0.0%
Spirax Group PLC	133,920	10,485,417
Professional Services - 0.4%
Intertek Group PLC	295,784	18,069,731
RELX PLC	3,387,203	184,857,112
		202,926,843
Trading Companies & Distributors - 0.1%
Ashtead Group PLC	793,971	42,219,194
Bunzl PLC	606,159	19,048,241
		61,267,435
TOTAL INDUSTRIALS		648,175,511

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Halma PLC	694,488	25,507,997
Software - 0.1%
Sage Group PLC/The	1,822,278	30,053,305
TOTAL INFORMATION TECHNOLOGY		55,561,302

Materials - 0.1%
Chemicals - 0.0%
Croda International PLC	239,492	9,453,640
Metals & Mining - 0.1%
Anglogold Ashanti Plc (South Africa)	915,822	38,210,844
TOTAL MATERIALS		47,664,484

Real Estate - 0.0%
Diversified REITs - 0.0%
Land Securities Group PLC	1,287,408	10,165,692
Industrial REITs - 0.0%
Segro PLC	2,356,164	21,371,247
TOTAL REAL ESTATE		31,536,939

Utilities - 0.5%
Electric Utilities - 0.1%
SSE PLC	2,007,850	45,269,124
Multi-Utilities - 0.3%
Centrica PLC	9,308,556	19,867,428
National Grid PLC	8,915,375	128,685,447
		148,552,875
Water Utilities - 0.1%
Severn Trent PLC	494,347	18,380,973
United Utilities Group PLC	1,246,458	18,739,696
		37,120,669
TOTAL UTILITIES		230,942,668

TOTAL UNITED KINGDOM		3,731,444,193
UNITED STATES - 6.8%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (c)	280,328	172,115,785
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy) (b)	3,687,094	34,000,165
Consumer Staples - 1.0%
Food Products - 1.0%
JBS S/A	1,426,000	11,076,021
Nestle SA	4,769,280	507,629,691
		518,705,712
Energy - 1.0%
Energy Equipment & Services - 0.0%
Tenaris SA	770,640	12,850,378
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	29,348,460	135,513,360
BP PLC ADR	202	5,547
Shell PLC	11,098,634	358,172,267
		493,691,174
TOTAL ENERGY		506,541,552

Financials - 0.2%
Insurance - 0.2%
Swiss Re AG	549,220	98,318,598
Health Care - 3.2%
Biotechnology - 0.3%
CSL Ltd	881,391	141,474,679
Legend Biotech Corp ADR (c)	132,541	4,632,308
		146,106,987
Health Care Equipment & Supplies - 0.2%
Alcon AG	909,432	87,775,311
Life Sciences Tools & Services - 0.0%
QIAGEN NV	394,336	16,866,047
Pharmaceuticals - 2.7%
GSK PLC	7,545,157	149,263,489
Haleon PLC	16,474,973	82,899,904
Novartis AG	3,588,450	409,288,956
Roche Holding AG	1,279,107	418,250,743
Roche Holding AG (b)	58,411	20,353,794
Sanofi SA	2,070,153	226,457,811
		1,306,514,697
TOTAL HEALTH CARE		1,557,263,042

Industrials - 0.7%
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	416,274	20,771,426
Construction & Engineering - 0.0%
Ferrovial SE (b)	864,334	41,986,414
Electrical Equipment - 0.5%
Schneider Electric SE	995,379	232,566,106
Professional Services - 0.2%
Experian PLC	1,674,524	83,309,305
TOTAL INDUSTRIALS		378,633,251

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (c)	84,805	29,864,929
Monday.com Ltd (c)	68,585	19,271,699
		49,136,628
Materials - 0.2%
Construction Materials - 0.2%
Holcim AG	947,754	105,909,598
James Hardie Industries PLC depository receipt (c)	787,933	18,494,525
		124,404,123
TOTAL UNITED STATES		3,439,118,856
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	1,301,882	17,479,933
TOTAL COMMON STOCKS (Cost $39,582,044,617)		50,394,055,752

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	823,204	8,454,967
FRANCE - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Air Liquide SA	51,490	10,580,073
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	99,791	7,986,857
Dr Ing hc F Porsche AG (d)(e)	208,183	10,465,701
Porsche Automobil Holding SE	277,935	11,459,492
Volkswagen AG	373,747	40,667,540
		70,579,590
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	313,854	24,319,586
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	47,959	12,338,423
TOTAL GERMANY		107,237,599
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	37,246	3,917,422
Hyundai Motor Co Series 2	68,080	7,293,369
		11,210,791
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Amorepacific Corp	7,985	212,292
LG H&H Co Ltd	1,539	139,473
		351,765
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	1,485,016	48,920,860
TOTAL KOREA (SOUTH)		60,483,416
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (c)(f)	8,898,217	1
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $224,862,329)		186,756,056

Money Market Funds - 5.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	1,142,457,431	1,142,685,922
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	1,518,933,772	1,519,085,665
TOTAL MONEY MARKET FUNDS (Cost $2,661,771,459)			2,661,771,587

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (k) (Cost $40,024,636)	4.25	40,156,000	40,024,205

TOTAL INVESTMENT IN SECURITIES - 104.9% (Cost $42,508,703,041)	53,282,607,600
NET OTHER ASSETS (LIABILITIES) - (4.9)%	(2,494,009,911)
NET ASSETS - 100.0%	50,788,597,689

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,156	Jun 2025	144,193,660	17,648,980	17,648,980
ICE MSCI Emerging Markets Index Contracts (United States)	1,170	Jun 2025	64,935,000	7,153,705	7,153,705
TME S&P/TSX 60 Index Contracts (Canada)	84	Jun 2025	18,218,483	1,565,840	1,565,840

TOTAL FUTURES CONTRACTS					26,368,525
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,271,033,633 or 2.5% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,313,229,541 or 2.6% of net assets.

(f)	Level 3 security
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $40,024,205.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	559,242,898	7,361,604,455	6,778,161,431	24,892,322	-	-	1,142,685,922	1,142,457,431	1.9%
Fidelity Securities Lending Cash Central Fund	1,104,997,173	5,010,530,246	4,596,441,754	3,958,755	-	-	1,519,085,665	1,518,933,772	5.0%
Total	1,664,240,071	12,372,134,701	11,374,603,185	28,851,077	-	-	2,661,771,587

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	3,187,855,105	804,734,576	2,383,120,529	-
Consumer Discretionary	5,363,199,272	1,500,354,684	3,858,110,388	4,734,200
Consumer Staples	3,625,547,202	978,170,808	2,647,376,393	1
Energy	2,303,342,023	996,030,743	1,307,311,263	17
Financials	12,576,027,999	5,225,548,784	7,350,479,210	5
Health Care	4,338,742,804	824,578,587	3,514,164,217	-
Industrials	7,187,127,268	2,071,958,901	5,115,168,367	-
Information Technology	6,115,217,945	1,354,190,010	4,761,027,933	2
Materials	3,159,775,596	1,263,405,591	1,896,370,002	3
Real Estate	879,824,245	412,781,446	467,042,799	-
Utilities	1,657,396,293	586,740,624	1,070,655,662	7

Non-Convertible Preferred Stocks
Consumer Discretionary	81,790,381	7,986,857	73,803,524	-
Consumer Staples	24,671,351	24,319,586	351,765	-
Energy	1	-	-	1
Financials	8,454,967	8,454,967	-	-
Health Care	12,338,423	12,338,423	-	-
Information Technology	48,920,860	-	48,920,860	-
Materials	10,580,073	-	10,580,073	-

U.S. Treasury Obligations	40,024,205	-	40,024,205	-

Money Market Funds	2,661,771,587	2,661,771,587	-	-
Total Investments in Securities:	53,282,607,600	18,733,366,174	34,544,507,190	4,734,236
Derivative Instruments:

Assets
Futures Contracts	26,368,525	26,368,525	-	-
Total Assets	26,368,525	26,368,525	-	-
Total Derivative Instruments:	26,368,525	26,368,525	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	26,368,525	0
Total Equity Risk	26,368,525	0
Total Value of Derivatives	26,368,525	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,433,013,676) - See accompanying schedule:
Unaffiliated issuers (cost $39,846,931,582)	$50,620,836,013
Fidelity Central Funds (cost $2,661,771,459)	2,661,771,587

Total Investment in Securities (cost $42,508,703,041)		$53,282,607,600
Segregated cash with brokers for derivative instruments		24,798,776
Cash		5,539
Foreign currency held at value (cost $48,623,249)		49,282,277
Receivable for investments sold		507,938,692
Receivable for fund shares sold		497,682
Dividends receivable		159,502,375
Reclaims receivable		89,245,401
Distributions receivable from Fidelity Central Funds		4,059,549
Other receivables		655,422
Total assets		54,118,593,313
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,549,176
Payable for fund shares redeemed	1,676,808,952
Payable for daily variation margin on futures contracts	506,775
Other payables and accrued expenses	132,025,176
Collateral on securities loaned	1,519,105,545
Total liabilities		3,329,995,624
Net Assets		$50,788,597,689
Net Assets consist of:
Paid in capital		$42,831,050,390
Total accumulated earnings (loss)		7,957,547,299
Net Assets		$50,788,597,689
Net Asset Value, offering price and redemption price per share ($50,788,597,689 ÷ 3,273,331,439 shares)		$15.52
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$757,764,920
Interest		1,161,535
Income from Fidelity Central Funds (including $3,958,755 from security lending)		28,851,077
Income before foreign taxes withheld		$787,777,532
Less foreign taxes withheld		(59,827,457)
Total income		727,950,075
Expenses
Custodian fees and expenses	$2,884,614
Independent trustees' fees and expenses	65,663
Interest	94,423
Total expenses before reductions	3,044,700
Expense reductions	(11,662)
Total expenses after reductions		3,033,038
Net Investment income (loss)		724,917,037
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $4,837,275)	(805,914,066)
Foreign currency transactions	(3,285,350)
Futures contracts	(6,802,627)
Total net realized gain (loss)		(816,002,043)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $13,385,788)	3,191,657,294
Affiliated issuers	(466,605)
Assets and liabilities in foreign currencies	13,174,569
Futures contracts	32,495,321
Total change in net unrealized appreciation (depreciation)		3,236,860,579
Net gain (loss)		2,420,858,536
Net increase (decrease) in net assets resulting from operations		$3,145,775,573
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$724,917,037	$1,324,761,851
Net realized gain (loss)	(816,002,043)	(472,099,121)
Change in net unrealized appreciation (depreciation)	3,236,860,579	7,962,789,569
Net increase (decrease) in net assets resulting from operations	3,145,775,573	8,815,452,299
Distributions to shareholders	(1,457,359,215)	(1,183,731,202)

Share transactions
Proceeds from sales of shares	5,199,314,062	8,712,520,722
Reinvestment of distributions	1,457,359,215	1,183,731,202
Cost of shares redeemed	(6,994,235,505)	(4,582,120,737)

Net increase (decrease) in net assets resulting from share transactions	(337,562,228)	5,314,131,187
Total increase (decrease) in net assets	1,350,854,130	12,945,852,284

Net Assets
Beginning of period	49,437,743,559	36,491,891,275
End of period	$50,788,597,689	$49,437,743,559

Other Information
Shares
Sold	349,363,267	604,012,356
Issued in reinvestment of distributions	99,750,802	89,540,938
Redeemed	(465,414,299)	(315,465,868)
Net increase (decrease)	(16,300,230)	378,087,426

Financial Highlights
Fidelity® Series Global ex U.S. Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.03	$12.53	$11.43	$15.55	$12.23	$12.78
Income from Investment Operations
Net investment income (loss) A,B	.21	.42	.41	.42	.38	.29
Net realized and unrealized gain (loss)	.70	2.48	1.03	(4.15)	3.18	(.56)
Total from investment operations	.91	2.90	1.44	(3.73)	3.56	(.27)
Distributions from net investment income	(.42)	(.40)	(.34)	(.39)	(.24)	(.26)
Distributions from net realized gain	-	-	-	-	-	(.01)
Total distributions	(.42)	(.40)	(.34)	(.39)	(.24)	(.28) C
Net asset value, end of period	$15.52	$15.03	$12.53	$11.43	$15.55	$12.23
Total Return D,E	6.25%	23.60%	12.62%	(24.57)%	29.34%	(2.27)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01% H	.01%	.02%	.02%	.02%	.02%
Expenses net of fee waivers, if any	.01 % H	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions, if any	.01% H	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	2.84% H	2.94%	3.11%	3.11%	2.52%	2.42%
Supplemental Data
Net assets, end of period (000 omitted)	$50,788,598	$49,437,744	$36,491,891	$29,886,480	$30,864,862	$18,177,449
Portfolio turnover rate I	12 % H	3%	6%	4%	5% J	5%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Fund did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Series Global ex U.S. Index Fund	$381,240

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,146,828,015
Gross unrealized depreciation	(3,787,958,581)
Net unrealized appreciation (depreciation)	$10,358,869,434
Tax cost	$42,950,106,692

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(323,169,584)
Long-term	(1,647,490,945)
Total capital loss carryforward	$(1,970,660,529)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Global ex U.S. Index Fund	3,658,686,582	2,959,871,249
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Global ex U.S. Index Fund	Borrower	370,427,500	4.59%	94,423

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Global ex U.S. Index Fund	422,432	2	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $11,662.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.899282.115
SGX-SANN-0625
Fidelity® International Sustainability Index Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Sustainability Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($)
AUSTRALIA - 2.7%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
CAR Group Ltd	12,628	269,536
REA Group Ltd	1,769	281,058
		550,594
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd	18,498	790,032
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	43,971	597,118
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Woodside Energy Group Ltd	62,349	812,728
Financials - 1.0%
Banks - 0.4%
ANZ Group Holdings Ltd	97,709	1,868,417
Capital Markets - 0.4%
ASX Ltd	6,334	286,816
Macquarie Group Ltd	11,888	1,469,060
		1,755,876
Insurance - 0.2%
QBE Insurance Group Ltd	49,437	683,216
Suncorp Group Ltd	35,516	461,853
		1,145,069
TOTAL FINANCIALS		4,769,362

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	2,125	372,153
Industrials - 0.4%
Commercial Services & Supplies - 0.1%
Brambles Ltd	45,418	596,868
Professional Services - 0.1%
Computershare Ltd	17,232	450,296
Transportation Infrastructure - 0.2%
Transurban Group unit	101,690	916,367
TOTAL INDUSTRIALS		1,963,531

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	6,012	341,860
Materials - 0.3%
Metals & Mining - 0.3%
BlueScope Steel Ltd	14,620	223,927
Fortescue Ltd	55,599	574,209
Northern Star Resources Ltd	44,576	547,557
		1,345,693
Real Estate - 0.3%
Diversified REITs - 0.0%
GPT Group/The unit	64,192	190,288
Industrial REITs - 0.3%
Goodman Group unit	66,658	1,276,090
TOTAL REAL ESTATE		1,466,378

Utilities - 0.0%
Gas Utilities - 0.0%
Apa Group unit	42,582	224,064
TOTAL AUSTRALIA		13,233,513
AUSTRIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OMV AG	4,738	244,541
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	14,607	220,558
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	2,269	174,019
TOTAL AUSTRIA		639,118
BELGIUM - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Lotus Bakeries NV	14	134,174
Financials - 0.2%
Banks - 0.1%
KBC Group NV	7,534	691,839
Insurance - 0.1%
Ageas SA/NV	4,982	311,823
TOTAL FINANCIALS		1,003,662

TOTAL BELGIUM		1,137,836
BRAZIL - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	26,800	131,234
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	27,300	91,158
TOTAL COMMUNICATION SERVICES		222,392

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	41,480	145,012
Personal Care Products - 0.0%
Natura & Co Holding SA (b)	29,713	49,791
TOTAL CONSUMER STAPLES		194,803

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
PRIO SA/Brazil (b)	26,300	156,221
Ultrapar Participacoes SA	22,300	70,061
		226,282
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	173,055	418,675
Banco do Brasil SA	57,500	293,115
Itau Unibanco Holding SA	176,540	1,106,807
		1,818,597
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	176,500	419,546
TOTAL FINANCIALS		2,238,143

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (c)(d)	25,602	144,450
Industrials - 0.1%
Ground Transportation - 0.1%
Localiza Rent a Car SA	30,371	229,904
Rumo SA	41,700	142,548
		372,452
Transportation Infrastructure - 0.0%
CCR SA	32,200	76,313
TOTAL INDUSTRIALS		448,765

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	18,000	119,319
Materials - 0.4%
Chemicals - 0.0%
Yara International ASA	5,472	176,309
Containers & Packaging - 0.0%
Klabin SA unit	28,330	92,501
Metals & Mining - 0.4%
Gerdau SA	45,270	119,573
Wheaton Precious Metals Corp	14,896	1,243,783
		1,363,356
TOTAL MATERIALS		1,632,166

Utilities - 0.1%
Electric Utilities - 0.1%
Cia Energetica de Minas Gerais	57,558	111,056
Cia Paranaense de Energia - Copel Series B	34,800	70,702
CPFL Energia SA	8,300	55,854
Energisa S/A unit	8,800	71,235
Equatorial Energia SA	39,468	255,996
		564,843
Independent Power and Renewable Electricity Producers - 0.0%
Engie Brasil Energia SA	6,000	43,950
TOTAL UTILITIES		608,793

TOTAL BRAZIL		5,835,113
CANADA - 7.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
TELUS Corp	16,436	252,989
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc Class B	11,820	308,147
TOTAL COMMUNICATION SERVICES		561,136

Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Canadian Tire Corp Ltd Class A	1,756	192,184
Dollarama Inc	9,129	1,126,391
		1,318,575
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	4,567	210,461
TOTAL CONSUMER DISCRETIONARY		1,529,036

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc	24,908	1,300,145
Metro Inc/CN	6,846	527,578
		1,827,723
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Cameco Corp	14,287	644,915
Enbridge Inc	71,494	3,343,405
Imperial Oil Ltd	5,813	392,101
Keyera Corp	7,592	235,646
Pembina Pipeline Corp	19,089	729,719
		5,345,786
Financials - 2.9%
Banks - 1.9%
Bank of Montreal	23,950	2,294,760
Bank of Nova Scotia/The	40,828	2,042,881
National Bank of Canada	12,906	1,133,511
Toronto Dominion Bank	57,440	3,670,310
		9,141,462
Capital Markets - 0.4%
Brookfield Corp Class A	44,939	2,414,176
Insurance - 0.6%
iA Financial Corp Inc	3,066	297,837
Intact Financial Corp	5,854	1,300,101
Sun Life Financial Inc	18,906	1,126,598
		2,724,536
TOTAL FINANCIALS		14,280,174

Industrials - 1.0%
Aerospace & Defense - 0.1%
CAE Inc (b)	10,290	257,436
Commercial Services & Supplies - 0.2%
Element Fleet Management Corp	13,184	288,717
RB Global Inc	6,057	609,940
		898,657
Construction & Engineering - 0.2%
Stantec Inc	3,689	323,784
WSP Global Inc	4,287	759,881
		1,083,665
Ground Transportation - 0.3%
Canadian National Railway Co	17,559	1,700,495
Professional Services - 0.2%
Thomson Reuters Corp	5,167	961,476
TOTAL INDUSTRIALS		4,901,729

Information Technology - 1.0%
IT Services - 1.0%
CGI Inc Class A	6,660	706,194
Shopify Inc Class A (b)	39,800	3,785,417
		4,491,611
Software - 0.0%
Open Text Corp	8,587	232,458
TOTAL INFORMATION TECHNOLOGY		4,724,069

Materials - 0.7%
Chemicals - 0.2%
Nutrien Ltd	16,124	920,469
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA	16,461	1,934,700
Kinross Gold Corp	40,271	594,454
		2,529,154
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	1,812	134,158
TOTAL MATERIALS		3,583,781

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	1,316	230,973
Utilities - 0.3%
Electric Utilities - 0.3%
Fortis Inc/Canada	16,350	809,673
Hydro One Ltd (c)(d)	10,914	419,903
		1,229,576
TOTAL CANADA		38,213,983
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	20,658	93,803
Specialty Retail - 0.0%
Empresas Copec SA	12,208	83,803
TOTAL CONSUMER DISCRETIONARY		177,606

Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	6,977,691	110,167
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B	4,579	157,648
Metals & Mining - 0.2%
Antofagasta PLC	12,958	282,005
Lundin Mining Corp	24,631	201,536
		483,541
Paper & Forest Products - 0.0%
Empresas Cmpc SA	39,637	62,162
TOTAL MATERIALS		703,351

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	669,552	65,747
TOTAL CHILE		1,056,871
CHINA - 9.9%
Communication Services - 3.3%
Entertainment - 0.3%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	4,100	8,557
China Ruyi Holdings Ltd (b)	212,000	55,764
Kingsoft Corp Ltd	31,400	156,279
Netease Inc	63,600	1,367,168
		1,587,768
Interactive Media & Services - 3.0%
Baidu Inc A Shares (b)	75,012	827,159
Bilibili Inc Z Shares (b)	7,780	136,570
Kanzhun Ltd ADR (b)	8,795	134,564
Kuaishou Technology B Shares (b)(c)(d)	88,200	586,817
Tencent Holdings Ltd	212,000	12,985,202
		14,670,312
Media - 0.0%
China Literature Ltd (b)(c)(d)	13,200	45,869
TOTAL COMMUNICATION SERVICES		16,303,949

Consumer Discretionary - 3.6%
Automobiles - 0.8%
BYD Co Ltd A Shares (China)	3,600	175,001
BYD Co Ltd H Shares	40,500	1,923,598
Geely Automobile Holdings Ltd	198,000	417,670
Great Wall Motor Co Ltd A Shares (China)	5,300	16,460
Great Wall Motor Co Ltd H Shares	76,000	108,969
Li Auto Inc A Shares (b)	40,630	495,063
NIO Inc A Shares (b)	51,179	204,995
XPeng Inc A Shares (b)	40,816	379,957
Yadea Group Holdings Ltd (c)(d)	39,884	72,201
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	16,100	115,525
		3,909,439
Broadline Retail - 2.4%
Alibaba Group Holding Ltd	531,000	7,927,847
JD.com Inc A Shares	80,150	1,304,956
MINISO Group Holding Ltd A Shares	14,632	65,785
Prosus NV Class N	44,895	2,104,884
Vipshop Holdings Ltd Class A ADR	10,879	148,172
		11,551,644
Hotels, Restaurants & Leisure - 0.2%
H World Group Ltd ADR	6,812	233,243
Tongcheng Travel Holdings Ltd (c)	40,400	106,787
Yum China Holdings Inc	12,515	542,025
		882,055
Household Durables - 0.1%
Haier Smart Home Co Ltd A Shares (China)	14,900	50,870
Haier Smart Home Co Ltd H Shares	77,200	224,037
		274,907
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	2,700	23,540
China Tourism Group Duty Free Corp Ltd H Shares (c)(d)	1,700	11,585
Chow Tai Fook Jewellery Group Ltd	65,800	88,066
Pop Mart International Group Ltd (c)(d)	17,400	434,798
		557,989
Textiles, Apparel & Luxury Goods - 0.0%
Bosideng International Holdings Ltd	152,000	78,787
Shenzhou International Group Holdings Ltd	27,600	191,459
		270,246
TOTAL CONSUMER DISCRETIONARY		17,446,280

Consumer Staples - 0.2%
Beverages - 0.1%
Nongfu Spring Co Ltd H Shares (c)(d)	65,200	300,964
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)	180,000	116,974
Food Products - 0.1%
Angel Yeast Co Ltd A Shares (China)	1,600	7,754
China Feihe Ltd (c)(d)	114,000	86,430
China Mengniu Dairy Co Ltd	101,000	252,904
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	6,400	21,986
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	13,700	56,070
Want Want China Holdings Ltd	149,000	97,789
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	2,700	11,806
		534,739
TOTAL CONSUMER STAPLES		952,677

Energy - 0.0%
Energy Equipment & Services - 0.0%
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	2,200	9,504
Financials - 1.3%
Banks - 1.3%
Agricultural Bank of China Ltd A Shares (China)	177,600	132,401
Agricultural Bank of China Ltd H Shares	904,000	552,499
China Construction Bank Corp A Shares (China)	15,100	18,805
China Construction Bank Corp H Shares	3,167,000	2,605,275
China Merchants Bank Co Ltd A Shares (China)	41,900	234,890
China Merchants Bank Co Ltd H Shares	128,000	700,604
China Minsheng Banking Corp Ltd A Shares (China)	147,700	80,916
China Minsheng Banking Corp Ltd H Shares	132,000	61,952
Industrial & Commercial Bank of China Ltd A Shares (China)	123,100	118,652
Industrial & Commercial Bank of China Ltd H Shares	2,286,000	1,568,095
Industrial Bank Co Ltd A Shares (China)	41,000	117,774
Postal Savings Bank of China Co Ltd H Shares (c)(d)	298,000	183,666
		6,375,529
Capital Markets - 0.0%
Huatai Securities Co Ltd A Shares (China)	13,500	29,830
Huatai Securities Co Ltd H Shares (c)(d)	43,600	64,650
Orient Securities Co Ltd/China A Shares (China)	13,100	16,512
		110,992
Financial Services - 0.0%
Far East Horizon Ltd	61,000	47,270
TOTAL FINANCIALS		6,533,791

Health Care - 0.5%
Biotechnology - 0.3%
Beigene Ltd H Shares (b)	25,000	505,238
Chongqing Zhifei Biological Products Co Ltd A Shares (China)	4,500	11,693
Imeik Technology Development Co Ltd A Shares (China)	560	13,303
Innovent Biologics Inc (b)(c)(d)	41,000	284,150
		814,384
Health Care Equipment & Supplies - 0.0%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	80,800	59,488
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	2,500	75,522
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	1,600	11,528
		146,538
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	19,000	33,949
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	2,600	9,457
Huadong Medicine Co Ltd A Shares (China)	3,700	19,753
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	5,900	14,564
Shanghai Pharmaceuticals Holding Co Ltd H Shares	21,600	29,578
Sinopharm Group Co Ltd H Shares	42,400	100,265
		207,566
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	36,000	50,689
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	700	4,302
Pharmaron Beijing Co Ltd A Shares (China)	2,750	8,787
Wuxi Apptec Co Ltd A Shares (China)	4,776	38,932
Wuxi Apptec Co Ltd H Shares (c)(d)	10,080	78,177
Wuxi Biologics Cayman Inc (b)(c)(d)	113,500	333,669
		514,556
Pharmaceuticals - 0.1%
Beijing Tong Ren Tang Co Ltd A Shares (China)	2,900	14,528
China Resources Pharmaceutical Group Ltd (c)(d)	60,500	38,224
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	2,640	14,935
CSPC Innovation Pharmaceutical Co Ltd A Shares (China) (b)	2,760	15,912
CSPC Pharmaceutical Group Ltd	271,280	214,419
Hansoh Pharmaceutical Group Co Ltd (c)(d)	38,000	118,082
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	11,900	83,528
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	4,400	14,146
Shijiazhuang Yiling Pharmaceutical Co Ltd A Shares (China)	2,400	4,536
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	3,400	16,942
Yunnan Baiyao Group Co Ltd A Shares (China)	3,320	26,145
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	1,100	31,035
		592,432
TOTAL HEALTH CARE		2,275,476

Industrials - 0.3%
Aerospace & Defense - 0.0%
Kuang-Chi Technologies Co Ltd A Shares (China)	4,000	23,228
Air Freight & Logistics - 0.1%
JD Logistics Inc (b)(c)(d)	63,100	99,585
SF Holding Co Ltd A Shares (China)	8,700	52,063
ZTO Express Cayman Inc A Shares	13,756	256,191
		407,839
Commercial Services & Supplies - 0.0%
Shanghai M&G Stationery Inc A Shares (China)	1,700	6,869
Electrical Equipment - 0.1%
CNGR Advanced Material Co Ltd A Shares (China)	1,680	7,294
Contemporary Amperex Technology Co Ltd A Shares (China)	8,640	275,927
GEM Co Ltd A Shares (China)	9,500	7,999
Goldwind Science & Technology Co Ltd A Shares (China)	6,400	7,702
Goldwind Science & Technology Co Ltd H Shares	18	11
Shanghai Electric Group Co Ltd A Shares (China) (b)	27,500	27,659
Sungrow Power Supply Co Ltd A Shares (China)	4,580	38,193
Sunwoda Electronic Co Ltd A Shares (China)	3,400	8,882
		373,667
Industrial Conglomerates - 0.0%
CITIC Ltd	134,000	163,621
Fosun International Ltd	73,000	37,933
		201,554
Machinery - 0.1%
Airtac International Group	5,000	137,057
Haitian International Holdings Ltd	19,000	43,950
Shenzhen Inovance Technology Co Ltd A Shares (China)	2,500	24,579
Sinotruk Hong Kong Ltd	21,000	50,472
Weichai Power Co Ltd A Shares (China)	13,200	27,653
Weichai Power Co Ltd H Shares	65,000	127,392
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	14,900	15,026
		426,129
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	22,300	21,675
China Eastern Airlines Corp Ltd A Shares (China) (b)	35,000	17,776
China Southern Airlines Co Ltd A Shares (China) (b)	22,700	17,513
		56,964
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (c)(d)	7,400	55,579
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	38,000	61,835
Jiangsu Expressway Co Ltd H Shares	40,000	49,770
Zhejiang Expressway Co Ltd H Shares	48,440	39,973
		151,578
TOTAL INDUSTRIALS		1,703,407

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	26,000	124,542
Sunny Optical Technology Group Co Ltd	22,900	193,402
		317,944
Software - 0.0%
Kingdee International Software Group Co Ltd (b)	102,000	173,341
Technology Hardware, Storage & Peripherals - 0.1%
Lenovo Group Ltd	266,000	307,650
TOTAL INFORMATION TECHNOLOGY		798,935

Materials - 0.1%
Chemicals - 0.0%
Ganfeng Lithium Group Co Ltd H Shares (c)(d)	6,040	14,750
Jiangsu Eastern Shenghong Co Ltd A Shares (China)	13,800	16,707
Shanghai Putailai New Energy Technology Co Ltd A Shares (China)	4,585	10,600
Tianqi Lithium Corp A Shares (China)	2,700	10,668
Yunnan Energy New Material Co Ltd A Shares (China)	1,800	6,866
		59,591
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd A Shares (China)	8,000	26,477
Anhui Conch Cement Co Ltd H Shares	40,500	114,363
Beijing Oriental Yuhong Waterproof Technology Co Ltd A Shares (China)	2,100	3,218
China Jushi Co Ltd A Shares (China)	8,657	13,956
China National Building Material Co Ltd H Shares	126,000	61,249
		219,263
Metals & Mining - 0.0%
CMOC Group Ltd A Shares (China)	23,300	22,681
CMOC Group Ltd H Shares	135,000	106,181
Shandong Nanshan Aluminum Co Ltd A Shares (China)	21,600	10,850
Western Mining Co Ltd A Shares (China)	4,400	9,324
Xiamen Tungsten Co Ltd A Shares (China)	3,200	8,074
Yunnan Chihong Zinc&Germanium Co Ltd A Shares (China)	9,400	6,569
		163,679
TOTAL MATERIALS		442,533

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	18,300	23,032
China Overseas Land & Investment Ltd	127,500	227,197
China Resources Land Ltd	104,000	352,004
China Vanke Co Ltd A Shares (China) (b)	18,900	17,708
China Vanke Co Ltd H Shares (b)	78,900	54,427
KE Holdings Inc ADR	22,849	463,835
Longfor Group Holdings Ltd (c)(d)	66,156	89,054
		1,227,257
Utilities - 0.1%
Gas Utilities - 0.1%
China Resources Gas Group Ltd	29,400	82,260
ENN Energy Holdings Ltd	26,200	206,833
ENN Natural Gas Co Ltd A Shares (China)	5,600	15,220
Kunlun Energy Co Ltd	124,000	118,315
		422,628
Independent Power and Renewable Electricity Producers - 0.0%
China Three Gorges Renewables Group Co Ltd A Shares (China)	47,300	27,714
China Yangtze Power Co Ltd A Shares (China)	49,000	198,742
		226,456
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	124,000	39,172
TOTAL UTILITIES		688,256

TOTAL CHINA		48,382,065
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	9,273	109,944
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	15,715	81,075
TOTAL COLOMBIA		191,019
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (b)	24,297	215,723
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	2,480	119,902
Moneta Money Bank AS (c)(d)	9,149	56,236

TOTAL CZECH REPUBLIC		176,138
DENMARK - 2.5%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	2,688	396,612
Financials - 0.1%
Insurance - 0.1%
Tryg A/S	10,921	260,553
Health Care - 1.6%
Biotechnology - 0.0%
Genmab A/S (b)	2,049	434,467
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	4,145	469,061
Pharmaceuticals - 1.5%
Novo Nordisk A/S Series B	105,695	7,066,933
TOTAL HEALTH CARE		7,970,461

Industrials - 0.5%
Air Freight & Logistics - 0.3%
DSV A/S	6,715	1,423,311
Building Products - 0.0%
ROCKWOOL A/S Series B	3,030	137,497
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	33,178	442,336
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	96	162,598
AP Moller - Maersk A/S Series B	148	254,839
		417,437
TOTAL INDUSTRIALS		2,420,581

Materials - 0.2%
Chemicals - 0.2%
Novonesis Novozymes B Series B	11,572	748,343
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	5,627	223,915
TOTAL DENMARK		12,020,465
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	72,274	115,129
FINLAND - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Elisa Oyj A Shares	4,578	243,855
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	9,086	207,920
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	14,212	147,426
Financials - 0.2%
Insurance - 0.2%
Sampo Oyj A Shares	79,447	795,948
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	3,476	217,169
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	11,173	689,825
Metso Oyj	20,706	224,200
		914,025
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	174,660	873,155
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	19,427	180,445
UPM-Kymmene Oyj	17,358	459,746
		640,191
TOTAL FINLAND		4,039,689
FRANCE - 5.8%
Communication Services - 0.2%
Media - 0.2%
Publicis Groupe SA	7,508	763,916
Consumer Discretionary - 1.9%
Automobile Components - 0.2%
Cie Generale des Etablissements Michelin SCA Series B	22,015	804,994
Textiles, Apparel & Luxury Goods - 1.7%
Hermes International SCA	1,039	2,814,281
Kering SA	2,442	496,831
LVMH Moet Hennessy Louis Vuitton SE	9,030	5,001,982
		8,313,094
TOTAL CONSUMER DISCRETIONARY		9,118,088

Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	17,515	270,146
Food Products - 0.4%
Danone SA	21,228	1,826,593
Personal Care Products - 0.7%
L'Oreal SA (b)	7,897	3,489,412
TOTAL CONSUMER STAPLES		5,586,151

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
TotalEnergies SE	70,838	4,034,591
Financials - 1.3%
Banks - 0.7%
BNP Paribas SA	33,406	2,830,473
Credit Agricole SA	34,947	655,487
		3,485,960
Financial Services - 0.0%
Eurazeo SE	1,317	95,784
Insurance - 0.6%
AXA SA	58,176	2,751,486
TOTAL FINANCIALS		6,333,230

Industrials - 0.2%
Construction & Engineering - 0.1%
Bouygues SA	6,314	276,814
Eiffage SA	2,280	309,302
		586,116
Trading Companies & Distributors - 0.0%
Rexel SA	7,174	198,219
Transportation Infrastructure - 0.1%
Aeroports de Paris SA	1,104	137,323
Getlink SE Series A	10,036	189,640
		326,963
TOTAL INDUSTRIALS		1,111,298

Information Technology - 0.2%
Software - 0.2%
Dassault Systemes SE	21,959	822,938
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	1,750	97,737
Office REITs - 0.1%
Gecina SA	1,482	151,939
TOTAL REAL ESTATE		249,676

TOTAL FRANCE		28,019,888
GERMANY - 3.1%
Communication Services - 0.1%
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	2,082	244,821
Interactive Media & Services - 0.1%
Scout24 SE (c)(d)	2,420	287,035
TOTAL COMMUNICATION SERVICES		531,856

Consumer Discretionary - 0.3%
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	7,501	271,665
Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	5,607	1,281,176
Puma SE	3,268	84,383
		1,365,559
TOTAL CONSUMER DISCRETIONARY		1,637,224

Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	3,522	247,772
Personal Care Products - 0.1%
Beiersdorf AG	3,240	455,134
TOTAL CONSUMER STAPLES		702,906

Financials - 1.3%
Banks - 0.2%
Commerzbank AG	31,111	818,368
Capital Markets - 0.4%
Deutsche Boerse AG	6,185	1,992,151
Insurance - 0.7%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	4,390	3,005,435
TOTAL FINANCIALS		5,815,954

Health Care - 0.1%
Pharmaceuticals - 0.1%
Merck KGaA	4,242	585,797
Industrials - 0.3%
Aerospace & Defense - 0.2%
MTU Aero Engines AG	1,770	609,364
Machinery - 0.1%
Gea Group Ag	5,050	327,807
Knorr-Bremse AG	2,418	238,861
		566,668
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	19,889	142,915
TOTAL INDUSTRIALS		1,318,947

Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG	42,866	1,419,852
Materials - 0.4%
Chemicals - 0.2%
Covestro AG	5,862	394,462
Evonik Industries AG	8,489	189,931
Symrise AG	4,340	500,538
		1,084,931
Construction Materials - 0.2%
Heidelberg Materials AG	4,487	885,730
TOTAL MATERIALS		1,970,661

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LEG Immobilien SE	2,479	209,361
Vonovia SE	24,274	805,171
		1,014,532
TOTAL GERMANY		14,997,729
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	5,188	98,267
Financials - 0.2%
Banks - 0.2%
Alpha Services and Holdings SA	73,197	178,471
Eurobank Ergasias Services and Holdings SA	83,036	235,658
National Bank of Greece SA	28,190	296,805
		710,934
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	3,453	162,728
TOTAL GREECE		971,929
HONG KONG - 1.4%
Financials - 1.2%
Banks - 0.1%
Hang Seng Bank Ltd	25,000	349,102
Capital Markets - 0.4%
Hong Kong Exchanges & Clearing Ltd	39,500	1,725,743
Insurance - 0.7%
AIA Group Ltd	354,400	2,655,490
Prudential PLC	86,950	924,520
Prudential PLC rights (b)(e)	86,950	14,633
		3,594,643
TOTAL FINANCIALS		5,669,488

Health Care - 0.0%
Pharmaceuticals - 0.0%
Sino Biopharmaceutical Ltd	340,750	171,790
Industrials - 0.1%
Ground Transportation - 0.1%
MTR Corp Ltd	51,156	176,773
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	13,000	112,474
Marine Transportation - 0.0%
Orient Overseas International Ltd	4,500	62,954
TOTAL INDUSTRIALS		352,201

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Sino Land Co Ltd	133,102	136,953
Utilities - 0.1%
Electric Utilities - 0.0%
CK Infrastructure Holdings Ltd	21,000	141,614
Gas Utilities - 0.1%
Hong Kong & China Gas Co Ltd	367,356	331,092
TOTAL UTILITIES		472,706

TOTAL HONG KONG		6,803,138
HUNGARY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	13,338	112,608
INDIA - 5.1%
Communication Services - 0.4%
Interactive Media & Services - 0.0%
Info Edge India Ltd	2,384	199,149
Wireless Telecommunication Services - 0.4%
Bharti Airtel Ltd	84,022	1,850,865
TOTAL COMMUNICATION SERVICES		2,050,014

Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Balkrishna Industries Ltd	2,673	84,404
Sona Blw Precision Forgings Ltd (c)(d)	15,030	85,444
		169,848
Automobiles - 0.4%
Eicher Motors Ltd	4,478	294,483
Hero MotoCorp Ltd	4,035	182,569
Mahindra & Mahindra Ltd	30,570	1,057,729
TVS Motor Co Ltd	7,952	250,955
		1,785,736
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (b)	237,444	649,000
Indian Hotels Co Ltd/The	28,219	262,209
		911,209
Specialty Retail - 0.1%
Trent Ltd	5,919	361,303
Textiles, Apparel & Luxury Goods - 0.0%
Siemens Energy India Ltd (f)	2,997	87,791
TOTAL CONSUMER DISCRETIONARY		3,315,887

Consumer Staples - 0.4%
Food Products - 0.2%
Britannia Industries Ltd	3,574	229,779
Marico Ltd	16,497	138,507
Nestle India Ltd	11,083	312,831
Tata Consumer Products Ltd	19,605	270,152
		951,269
Personal Care Products - 0.2%
Colgate-Palmolive India Ltd	4,337	132,722
Dabur India Ltd	16,558	95,492
Hindustan Unilever Ltd	26,963	747,557
		975,771
TOTAL CONSUMER STAPLES		1,927,040

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Reliance Industries Ltd	199,799	3,313,027
Financials - 1.3%
Banks - 1.3%
AU Small Finance Bank Ltd (c)(d)	12,595	100,984
Axis Bank Ltd	75,063	1,051,489
HDFC Bank Ltd	185,662	4,211,399
Kotak Mahindra Bank Ltd	35,827	935,098
Union Bank of India Ltd	47,131	70,092
		6,369,062
Insurance - 0.0%
ICICI Prudential Life Insurance Co Ltd (c)(d)	12,481	90,529
TOTAL FINANCIALS		6,459,591

Health Care - 0.2%
Health Care Providers & Services - 0.1%
Max Healthcare Institute Ltd	25,862	335,085
Pharmaceuticals - 0.1%
Cipla Ltd/India	17,170	314,655
Torrent Pharmaceuticals Ltd	3,857	151,479
		466,134
TOTAL HEALTH CARE		801,219

Industrials - 0.3%
Building Products - 0.0%
Astral Ltd	4,010	63,733
Electrical Equipment - 0.2%
ABB India Ltd	1,675	109,279
Havells India Ltd	8,076	152,718
Suzlon Energy Ltd (b)	318,709	212,228
		474,225
Industrial Conglomerates - 0.0%
Siemens Ltd	2,997	102,644
Machinery - 0.0%
Ashok Leyland Ltd	46,546	124,095
Thermax Limited	1,456	56,638
		180,733
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (b)(c)(d)	6,210	386,429
Transportation Infrastructure - 0.0%
GMR Airports Ltd (b)	91,171	93,860
TOTAL INDUSTRIALS		1,301,624

Information Technology - 0.5%
IT Services - 0.5%
HCL Technologies Ltd	31,089	575,854
Infosys Ltd	108,941	1,923,240
		2,499,094
Materials - 0.4%
Chemicals - 0.2%
Asian Paints Ltd	12,660	363,097
PI Industries Ltd	2,373	102,081
Pidilite Industries Ltd	5,124	183,958
SRF Ltd	4,397	156,487
Supreme Industries Ltd	2,197	91,900
UPL Ltd	14,314	113,366
		1,010,889
Construction Materials - 0.1%
Grasim Industries Ltd	8,574	277,854
Shree Cement Ltd	281	98,655
		376,509
Metals & Mining - 0.1%
APL Apollo Tubes Ltd	5,656	107,970
Hindalco Industries Ltd	44,235	326,496
Vedanta Ltd	45,348	224,871
		659,337
TOTAL MATERIALS		2,046,735

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Macrotech Developers Ltd (c)(d)	9,814	154,204
Utilities - 0.2%
Electric Utilities - 0.2%
Power Grid Corp of India Ltd	152,511	553,160
Torrent Power Ltd	5,950	108,174
		661,334
Gas Utilities - 0.0%
GAIL India Ltd	74,346	165,978
Independent Power and Renewable Electricity Producers - 0.0%
NHPC Ltd	104,064	105,329
TOTAL UTILITIES		932,641

TOTAL INDIA		24,801,076
INDONESIA - 0.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telkom Indonesia Persero Tbk PT	1,654,300	260,749
Financials - 0.1%
Banks - 0.1%
Bank Rakyat Indonesia Persero Tbk PT	2,222,400	514,730
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	754,400	62,180
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT	837,527	37,571
Chandra Asri Pacific Tbk PT	253,900	120,617
		158,188
Metals & Mining - 0.0%
Amman Mineral Internasional PT (b)	226,300	97,180
TOTAL MATERIALS		255,368

TOTAL INDONESIA		1,093,027
IRELAND - 0.3%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	4,900	517,627
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	5,056	425,567
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	6,377	675,963
TOTAL INDUSTRIALS		1,101,530

TOTAL IRELAND		1,619,157
ISRAEL - 0.1%
Information Technology - 0.1%
Software - 0.1%
Nice Ltd (b)	2,036	318,068
ITALY - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)	10,754	128,406
Telecom Italia SpA/Milano (b)	313,672	123,659
		252,065
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	7,664	469,184
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	7,220	375,262
Financials - 1.0%
Banks - 0.7%
FinecoBank Banca Fineco SpA	20,010	398,169
Intesa Sanpaolo SpA	496,666	2,651,346
Mediobanca Banca di Credito Finanziario SpA	16,234	330,757
		3,380,272
Financial Services - 0.0%
Nexi SpA (b)(c)(d)	16,385	95,482
Insurance - 0.3%
Generali	30,895	1,124,881
Poste Italiane Spa (c)(d)	15,167	306,525
		1,431,406
TOTAL FINANCIALS		4,907,160

Utilities - 0.5%
Electric Utilities - 0.5%
Enel SpA	267,090	2,315,395
TOTAL ITALY		8,319,066
JAPAN - 14.6%
Communication Services - 1.2%
Entertainment - 0.1%
Konami Group Corp	3,300	471,293
Interactive Media & Services - 0.1%
LY Corp	93,300	352,862
Wireless Telecommunication Services - 1.0%
KDDI Corp	100,600	1,782,997
SoftBank Corp	938,200	1,419,727
SoftBank Group Corp	31,300	1,582,830
		4,785,554
TOTAL COMMUNICATION SERVICES		5,609,709

Consumer Discretionary - 3.0%
Automobile Components - 0.4%
Bridgestone Corp	18,800	786,125
Denso Corp	62,100	801,832
Sumitomo Electric Industries Ltd	23,400	376,118
		1,964,075
Automobiles - 0.2%
Isuzu Motors Ltd	18,400	247,451
Subaru Corp	19,100	345,862
Yamaha Motor Co Ltd	30,000	235,612
		828,925
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	12,300	379,375
Rakuten Group Inc (b)	48,700	287,151
		666,526
Hotels, Restaurants & Leisure - 0.2%
Oriental Land Co Ltd/Japan	35,500	751,872
Zensho Holdings Co Ltd	3,200	198,495
		950,367
Household Durables - 1.4%
Panasonic Holdings Corp	76,500	877,147
Sekisui House Ltd	19,600	450,607
Sony Group Corp	201,800	5,324,049
		6,651,803
Leisure Products - 0.1%
Bandai Namco Holdings Inc	19,500	677,675
Specialty Retail - 0.5%
Fast Retailing Co Ltd	6,300	2,072,353
Nitori Holdings Co Ltd	2,600	309,360
ZOZO Inc	13,500	137,099
		2,518,812
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	21,083	453,158
TOTAL CONSUMER DISCRETIONARY		14,711,341

Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.4%
Aeon Co Ltd	21,500	635,780
MatsukiyoCocokara & Co	11,000	202,067
Seven & i Holdings Co Ltd	72,700	1,070,190
		1,908,037
Food Products - 0.2%
Ajinomoto Co Inc	30,000	613,623
Kikkoman Corp	22,600	221,235
MEIJI Holdings Co Ltd	7,900	194,236
		1,029,094
Household Products - 0.1%
Unicharm Corp	36,600	339,301
Personal Care Products - 0.2%
Kao Corp	15,300	655,169
Shiseido Co Ltd	12,900	212,092
		867,261
TOTAL CONSUMER STAPLES		4,143,693

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	89,600	431,355
Financials - 2.4%
Banks - 1.2%
Concordia Financial Group Ltd	35,100	227,025
Mizuho Financial Group Inc	79,100	1,977,708
Sumitomo Mitsui Financial Group Inc	122,300	2,917,738
Sumitomo Mitsui Trust Group Inc	21,300	526,935
		5,649,406
Capital Markets - 0.2%
Daiwa Securities Group Inc	43,900	288,683
Nomura Holdings Inc	98,800	550,668
		839,351
Financial Services - 0.1%
ORIX Corp	38,000	762,281
Insurance - 0.9%
Ms&Ad Insurance Group Holdings Inc	42,200	959,198
Sompo Holdings Inc	29,300	960,194
T&D Holdings Inc	15,900	338,330
Tokio Marine Holdings Inc	58,400	2,340,811
		4,598,533
TOTAL FINANCIALS		11,849,571

Health Care - 1.1%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	11,400	1,341,395
Sysmex Corp	16,300	302,276
		1,643,671
Pharmaceuticals - 0.8%
Astellas Pharma Inc	59,400	594,840
Chugai Pharmaceutical Co Ltd	22,000	1,267,410
Daiichi Sankyo Co Ltd	57,500	1,470,886
Eisai Co Ltd	8,700	251,465
		3,584,601
TOTAL HEALTH CARE		5,228,272

Industrials - 3.0%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	10,100	106,277
Building Products - 0.2%
Daikin Industries Ltd	8,700	991,133
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	12,900	179,810
Secom Co Ltd	13,900	511,109
		690,919
Construction & Engineering - 0.1%
Obayashi Corp	21,300	330,473
Electrical Equipment - 0.0%
Fuji Electric Co Ltd	4,500	200,100
Ground Transportation - 0.2%
Hankyu Hanshin Holdings Inc	7,600	216,232
Tokyu Corp	17,000	206,177
West Japan Railway Co	14,900	313,436
		735,845
Industrial Conglomerates - 0.8%
Hitachi Ltd	152,200	3,761,702
Sekisui Chemical Co Ltd	12,200	212,378
		3,974,080
Machinery - 0.5%
Daifuku Co Ltd	10,700	283,402
FANUC Corp	31,100	789,308
Komatsu Ltd	29,700	858,911
Kubota Corp	31,900	370,691
		2,302,312
Passenger Airlines - 0.0%
ANA Holdings Inc	5,000	96,047
Professional Services - 0.5%
Recruit Holdings Co Ltd	46,000	2,549,103
Trading Companies & Distributors - 0.6%
ITOCHU Corp	39,000	1,994,575
Marubeni Corp	46,400	822,610
		2,817,185
TOTAL INDUSTRIALS		14,793,474

Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 0.3%
Omron Corp	5,800	172,173
Shimadzu Corp	7,900	202,666
TDK Corp	63,800	680,838
Yokogawa Electric Corp	7,600	164,465
		1,220,142
IT Services - 0.6%
Fujitsu Ltd	57,800	1,284,055
NEC Corp	40,500	985,884
Nomura Research Institute Ltd	12,400	469,557
TIS Inc	7,000	202,245
		2,941,741
Semiconductors & Semiconductor Equipment - 0.6%
Renesas Electronics Corp	55,300	648,960
Tokyo Electron Ltd	14,700	2,188,806
		2,837,766
Technology Hardware, Storage & Peripherals - 0.2%
FUJIFILM Holdings Corp	36,800	753,752
Ricoh Co Ltd	16,900	177,756
Seiko Epson Corp	9,500	131,794
		1,063,302
TOTAL INFORMATION TECHNOLOGY		8,062,951

Materials - 0.7%
Chemicals - 0.7%
Asahi Kasei Corp	41,200	287,112
Mitsubishi Chemical Group Corp	45,400	220,715
Nippon Paint Holdings Co Ltd	30,700	232,966
Nitto Denko Corp	23,100	406,024
Shin-Etsu Chemical Co Ltd	58,700	1,786,330
Toray Industries Inc	45,000	287,393
		3,220,540
Metals & Mining - 0.0%
JFE Holdings Inc	19,000	221,274
Sumitomo Metal Mining Co Ltd	8,300	184,152
		405,426
TOTAL MATERIALS		3,625,966

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Daiwa House Industry Co Ltd	18,400	665,766
Mitsubishi Estate Co Ltd	34,900	613,053
Mitsui Fudosan Co Ltd	86,700	859,253
		2,138,072
Utilities - 0.1%
Gas Utilities - 0.1%
Osaka Gas Co Ltd	11,800	299,225
Tokyo Gas Co Ltd	11,400	378,740
		677,965
TOTAL JAPAN		71,272,369
KOREA (SOUTH) - 1.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	7,573	63,812
Entertainment - 0.1%
HYBE Co Ltd	730	137,090
Krafton Inc (b)	962	251,337
NCSoft Corp	422	43,350
		431,777
Interactive Media & Services - 0.2%
Kakao Corp	10,179	272,896
NAVER Corp	4,672	656,029
		928,925
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	1,853	70,652
TOTAL COMMUNICATION SERVICES		1,495,166

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Hanjin Kal Corp	847	47,068
Household Durables - 0.1%
Coway Co Ltd	1,746	107,281
LG Electronics Inc	3,513	175,976
		283,257
TOTAL CONSUMER DISCRETIONARY		330,325

Consumer Staples - 0.0%
Food Products - 0.0%
CJ CheilJedang Corp	296	49,681
Personal Care Products - 0.0%
Amorepacific Corp	1,025	89,710
LG H&H Co Ltd	327	77,321
		167,031
TOTAL CONSUMER STAPLES		216,712

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	1,391	76,772
SK Innovation Co Ltd	2,243	148,677
		225,449
Financials - 0.5%
Banks - 0.5%
Hana Financial Group Inc	9,519	430,803
KakaoBank Corp	5,766	90,192
KB Financial Group Inc	12,261	773,292
Shinhan Financial Group Co Ltd	13,932	502,470
Woori Financial Group Inc	20,910	259,849
		2,056,606
Capital Markets - 0.0%
Mirae Asset Securities Co Ltd	7,409	61,460
TOTAL FINANCIALS		2,118,066

Health Care - 0.0%
Pharmaceuticals - 0.0%
SK Biopharmaceuticals Co Ltd (b)	1,085	81,195
Yuhan Corp	1,862	148,911
		230,106
Industrials - 0.4%
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	1,175	94,021
Electrical Equipment - 0.3%
Doosan Enerbility Co Ltd (b)	14,502	294,027
HD Hyundai Electric Co Ltd	783	170,051
LG Energy Solution Ltd (b)	1,556	354,276
POSCO Future M Co Ltd (b)	970	84,985
		903,339
Industrial Conglomerates - 0.1%
LG Corp	2,764	129,170
Samsung C&T Corp	2,867	246,226
SK Inc	1,146	106,441
SK Square Co Ltd (b)	3,166	195,336
		677,173
Machinery - 0.0%
Doosan Bobcat Inc	1,668	57,229
Marine Transportation - 0.0%
HMM Co Ltd	8,318	106,837
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	5,744	84,509
TOTAL INDUSTRIALS		1,923,108

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
LG Display Co Ltd (b)	10,368	61,469
Samsung SDI Co Ltd	1,789	221,079
Samsung SDI Co Ltd rights 5/22/2025 (b)	252	6,119
		288,667
Materials - 0.1%
Chemicals - 0.1%
LG Chem Ltd	1,622	245,327
SKC Co Ltd (b)	603	43,171
		288,498
Metals & Mining - 0.0%
Korea Zinc Co Ltd	138	76,799
TOTAL MATERIALS		365,297

TOTAL KOREA (SOUTH)		7,192,896
KUWAIT - 0.2%
Financials - 0.2%
Banks - 0.2%
Kuwait Finance House KSCP	362,810	855,829
LUXEMBOURG - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SE	4,531	284,776
MALAYSIA - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Berhad	40,795	64,292
Wireless Telecommunication Services - 0.1%
Axiata Group Berhad	99,704	48,525
CELCOMDIGI BHD	109,100	96,671
Maxis Bhd	73,700	63,369
		208,565
TOTAL COMMUNICATION SERVICES		272,857

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	118,400	46,161
Consumer Staples - 0.1%
Food Products - 0.1%
Kuala Lumpur Kepong Bhd	15,277	69,509
Nestle Malaysia Bhd	2,200	44,336
PPB Group Bhd	21,800	62,813
QL Resources Bhd	57,850	64,349
SD Guthrie Bhd	65,300	71,813
		312,820
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	9,500	43,450
Financials - 0.4%
Banks - 0.4%
AMMB Holdings Bhd	85,500	102,294
CIMB Group Holdings Bhd	265,505	438,589
Malayan Banking Bhd	173,940	403,073
Public Bank Bhd	474,600	491,996
RHB Bank Bhd	52,563	81,076
		1,517,028
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	75,700	121,327
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	151,838	149,601
Industrial Conglomerates - 0.0%
Sime Darby Bhd	99,100	47,759
TOTAL INDUSTRIALS		197,360

Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	84,800	72,358
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	119,100	135,365
TOTAL MATERIALS		207,723

Utilities - 0.0%
Gas Utilities - 0.0%
Petronas Gas Bhd	27,300	111,161
Multi-Utilities - 0.0%
YTL Corp Bhd	117,200	52,124
YTL Power International Bhd	74,000	58,622
		110,746
TOTAL UTILITIES		221,907

TOTAL MALAYSIA		2,940,633
MEXICO - 0.8%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	597,600	515,611
Consumer Staples - 0.3%
Beverages - 0.2%
Arca Continental SAB de CV	17,100	179,951
Fomento Economico Mexicano SAB de CV unit	57,600	606,151
		786,102
Consumer Staples Distribution & Retail - 0.1%
Wal-Mart de Mexico SAB de CV Series V	172,000	545,106
Food Products - 0.0%
Alfa SAB de CV Series A	119,900	87,614
Grupo Bimbo SAB de CV	41,300	125,582
		213,196
TOTAL CONSUMER STAPLES		1,544,404

Financials - 0.2%
Banks - 0.2%
Grupo Financiero Banorte SAB de CV	85,200	732,154
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SAB de CV Series B	12,875	261,406
Grupo Aeroportuario del Sureste SAB de CV Series B	5,980	189,431
		450,837
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV unit	490,000	302,338
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	93,200	120,192
TOTAL MEXICO		3,665,536
NETHERLANDS - 3.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	127,399	592,642
Entertainment - 0.2%
Universal Music Group NV	26,998	793,889
TOTAL COMMUNICATION SERVICES		1,386,531

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Koninklijke Ahold Delhaize NV	30,208	1,240,312
Food Products - 0.0%
JDE Peet's NV	5,694	137,395
TOTAL CONSUMER STAPLES		1,377,707

Financials - 0.6%
Banks - 0.4%
ING Groep NV	103,304	2,006,093
Insurance - 0.2%
ASR Nederland NV	5,189	325,661
NN Group NV	8,829	539,104
		864,765
TOTAL FINANCIALS		2,870,858

Industrials - 0.3%
Professional Services - 0.3%
Wolters Kluwer NV	7,825	1,377,994
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
ASML Holding NV	12,925	8,529,015
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	5,559	349,890
TOTAL NETHERLANDS		15,891,995
NEW ZEALAND - 0.2%
Information Technology - 0.1%
Software - 0.1%
Xero Ltd (b)	4,756	500,869
Utilities - 0.1%
Electric Utilities - 0.0%
Contact Energy Ltd	25,828	136,061
Independent Power and Renewable Electricity Producers - 0.1%
Meridian Energy Ltd	42,376	137,942
TOTAL UTILITIES		274,003

TOTAL NEW ZEALAND		774,872
NORWAY - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telenor ASA	20,062	301,217
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	15,286	279,319
Orkla ASA	23,398	259,993
Salmar ASA	2,085	102,713
		642,025
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	10,492	225,101
Equinor ASA	27,496	622,389
		847,490
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	29,344	729,976
Insurance - 0.0%
Gjensidige Forsikring ASA	6,470	150,876
TOTAL FINANCIALS		880,852

Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	46,782	248,151
TOTAL NORWAY		2,919,735
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	2,199	444,616
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	2,665	62,155
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Ayala Corp	7,710	82,852
SM Investments Corp	6,925	107,920
		190,772
TOTAL PHILIPPINES		252,927
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	2,061	126,990
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	18,857	164,457
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	19,085	344,503
Financials - 0.2%
Banks - 0.2%
mBank SA (b)	488	106,254
Powszechna Kasa Oszczednosci Bank Polski SA	28,783	551,163
Santander Bank Polska SA	1,357	207,220
		864,637
Materials - 0.0%
Metals & Mining - 0.0%
KGHM Polska Miedz SA	4,616	145,996
TOTAL POLAND		1,646,583
PORTUGAL - 0.1%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Jeronimo Martins SGPS SA	9,495	229,327
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	13,920	215,673
TOTAL PORTUGAL		445,000
QATAR - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	20,831	85,818
Qatar Gas Transport Co Ltd	88,091	110,786
		196,604
Financials - 0.2%
Banks - 0.2%
Qatar National Bank QPSC	151,231	693,644
TOTAL QATAR		890,248
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	20,076	153,916
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	372,050	0
LUKOIL PJSC (b)(f)	13,192	0
		0
Financials - 0.0%
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(f)	49,350	0
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(c)(f)	26	0
Metals & Mining - 0.0%
Novolipetsk Steel PJSC (b)(f)	47,040	0
Polyus PJSC (b)(f)	10,310	0
		0
TOTAL MATERIALS		0

TOTAL RUSSIA		0
SAUDI ARABIA - 0.7%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	12,544	210,017
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	1,195	36,191
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Saudi Arabian Oil Co (c)(d)	190,393	1,286,731
Financials - 0.1%
Banks - 0.1%
Alinma Bank	39,828	307,926
Bank AlBilad	24,744	190,645
		498,571
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dr Sulaiman Al Habib Medical Services Group Co	2,890	220,663
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	790	60,320
Materials - 0.1%
Chemicals - 0.1%
SABIC Agri-Nutrients Co	7,723	203,218
Saudi Basic Industries Corp	29,371	477,647
		680,865
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	26,315	105,093
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co	4,802	412,227
TOTAL UTILITIES		517,320

TOTAL SAUDI ARABIA		3,510,678
SINGAPORE - 0.7%
Financials - 0.3%
Banks - 0.2%
United Overseas Bank Ltd	41,400	1,099,536
Capital Markets - 0.1%
Singapore Exchange Ltd	28,100	309,124
TOTAL FINANCIALS		1,408,660

Industrials - 0.1%
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (b)	74,947	365,741
Industrial Conglomerates - 0.0%
Keppel Ltd	48,900	245,855
TOTAL INDUSTRIALS		611,596

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	22,246	499,491
Real Estate - 0.2%
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	125,100	254,911
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	76,101	160,390
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	191,607	315,328
TOTAL REAL ESTATE		730,629

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	28,700	145,170
TOTAL SINGAPORE		3,395,546
SOUTH AFRICA - 1.7%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	56,569	373,178
Vodacom Group Ltd	19,895	146,475
		519,653
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Naspers Ltd Class N	5,567	1,464,169
Woolworths Holdings Ltd/South Africa	32,452	100,490
		1,564,659
Specialty Retail - 0.0%
Pepkor Holdings Ltd (c)(d)	82,573	119,057
TOTAL CONSUMER DISCRETIONARY		1,683,716

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	11,019	276,937
Clicks Group Ltd	7,679	163,316
Shoprite Holdings Ltd	16,354	251,035
		691,288
Financials - 0.7%
Banks - 0.4%
Absa Group Ltd	27,827	255,438
Capitec Bank Holdings Ltd	2,860	529,226
Nedbank Group Ltd	14,982	204,136
Standard Bank Group Ltd	43,823	545,890
		1,534,690
Financial Services - 0.2%
FirstRand Ltd	165,282	645,357
Insurance - 0.1%
Discovery Ltd	17,892	198,136
Old Mutual Ltd	148,685	90,564
Sanlam Ltd	58,856	267,365
		556,065
TOTAL FINANCIALS		2,736,112

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	13,098	85,730
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	10,678	134,872
Materials - 0.5%
Chemicals - 0.0%
Sasol Ltd (b)	20,016	69,136
Metals & Mining - 0.5%
Anglo American Platinum Ltd	2,965	101,533
Anglo American PLC	41,700	1,138,343
Gold Fields Ltd	29,412	659,680
Impala Platinum Holdings Ltd (b)	29,882	177,712
Kumba Iron Ore Ltd	2,049	35,635
		2,112,903
TOTAL MATERIALS		2,182,039

TOTAL SOUTH AFRICA		8,033,410
SPAIN - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	17,384	703,519
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	14,785	1,158,709
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	37,918	463,497
Financials - 0.1%
Banks - 0.1%
Banco de Sabadell SA	178,528	518,557
Industrials - 0.1%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	5,780	360,788
Utilities - 0.8%
Electric Utilities - 0.8%
Iberdrola SA	191,310	3,448,527
Redeia Corp SA	13,128	275,133
		3,723,660
TOTAL SPAIN		6,928,730
SWEDEN - 2.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	78,107	292,129
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	18,301	269,340
TOTAL COMMUNICATION SERVICES		561,469

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (b)(c)(d)	5,193	359,743
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	18,264	264,656
TOTAL CONSUMER DISCRETIONARY		624,399

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	20,034	577,049
Financials - 0.2%
Banks - 0.1%
Svenska Handelsbanken AB A Shares	47,691	624,267
Capital Markets - 0.1%
EQT AB	12,130	348,633
TOTAL FINANCIALS		972,900

Industrials - 1.5%
Building Products - 0.3%
Assa Abloy AB B Shares	32,897	998,555
Nibe Industrier AB B Shares	49,903	210,547
		1,209,102
Machinery - 1.2%
Alfa Laval AB	9,479	392,380
Atlas Copco AB A Shares	87,646	1,358,829
Atlas Copco AB B Shares	51,848	721,221
Epiroc AB A Shares	21,553	465,601
Epiroc AB B Shares	12,901	252,534
Sandvik AB	35,006	724,712
SKF AB B Shares	11,392	223,408
Volvo AB B Shares	52,140	1,417,349
		5,556,034
TOTAL INDUSTRIALS		6,765,136

Materials - 0.1%
Metals & Mining - 0.0%
Boliden AB (b)	8,855	271,271
Paper & Forest Products - 0.1%
Holmen AB B Shares	2,627	103,987
Svenska Cellulosa AB SCA B Shares	20,247	262,475
		366,462
TOTAL MATERIALS		637,733

TOTAL SWEDEN		10,138,686
SWITZERLAND - 3.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	851	567,093
Consumer Staples - 0.2%
Food Products - 0.2%
Chocoladefabriken Lindt & Spruengli AG	32	466,808
Chocoladefabriken Lindt & Spruengli AG	3	424,547
		891,355
Financials - 1.1%
Banks - 0.0%
Banque Cantonale Vaudoise (b)	1,032	126,788
Capital Markets - 0.1%
Julius Baer Group Ltd	6,751	437,789
Insurance - 1.0%
Baloise Holding AG	1,379	306,259
Swiss Life Holding AG	945	941,164
Zurich Insurance Group AG	4,808	3,410,175
		4,657,598
TOTAL FINANCIALS		5,222,175

Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	1,666	511,497
Life Sciences Tools & Services - 0.4%
Lonza Group AG	2,373	1,705,023
TOTAL HEALTH CARE		2,216,520

Industrials - 1.0%
Building Products - 0.2%
Geberit AG	1,100	759,944
Electrical Equipment - 0.6%
ABB Ltd	51,946	2,743,307
Machinery - 0.0%
VAT Group AG (c)(d)	877	312,717
Marine Transportation - 0.1%
Kuehne + Nagel International AG	1,571	359,464
Professional Services - 0.1%
SGS SA	5,198	508,369
TOTAL INDUSTRIALS		4,683,801

Information Technology - 0.1%
Software - 0.0%
Temenos AG	1,880	134,391
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	5,011	376,668
TOTAL INFORMATION TECHNOLOGY		511,059

Materials - 0.7%
Chemicals - 0.7%
DSM-Firmenich AG	6,101	662,771
Givaudan SA	303	1,461,860
Sika AG	5,010	1,252,037
		3,376,668
Containers & Packaging - 0.0%
SIG Group AG	10,116	195,003
TOTAL MATERIALS		3,571,671

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	2,584	364,111
TOTAL SWITZERLAND		18,027,785
TAIWAN - 7.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	125,000	504,354
Wireless Telecommunication Services - 0.1%
Far EasTone Telecommunications Co Ltd	58,000	155,220
Taiwan Mobile Co Ltd	60,000	212,605
		367,825
TOTAL COMMUNICATION SERVICES		872,179

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hotai Motor Co Ltd	10,180	197,754
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	19,000	155,063
Food Products - 0.1%
Uni-President Enterprises Corp	160,000	383,739
TOTAL CONSUMER STAPLES		538,802

Financials - 0.9%
Banks - 0.6%
CTBC Financial Holding Co Ltd	547,000	672,690
E.Sun Financial Holding Co Ltd	468,602	414,809
First Financial Holding Co Ltd	373,614	296,918
Hua Nan Financial Holdings Co Ltd	289,170	244,356
Mega Financial Holding Co Ltd	388,242	458,869
Shanghai Commercial & Savings Bank Ltd/The	129,000	189,852
SinoPac Financial Holdings Co Ltd	351,051	234,112
Taishin Financial Holding Co Ltd	374,349	195,233
Taiwan Cooperative Financial Holding Co Ltd	347,617	264,969
		2,971,808
Financial Services - 0.0%
Chailease Holding Co Ltd	49,527	177,847
Insurance - 0.3%
Cathay Financial Holding Co Ltd	312,751	575,096
Fubon Financial Holding Co Ltd	269,499	712,862
		1,287,958
TOTAL FINANCIALS		4,437,613

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (b)	8,000	131,264
Industrials - 0.1%
Electrical Equipment - 0.0%
Voltronic Power Technology Corp	2,000	93,595
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	92,000	94,483
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	36,157	233,793
Wan Hai Lines Ltd	24,460	63,449
		297,242
Passenger Airlines - 0.0%
China Airlines Ltd	101,000	66,402
Eva Airways Corp	89,000	106,687
		173,089
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	70,000	59,309
TOTAL INDUSTRIALS		717,718

Information Technology - 5.6%
Electronic Equipment, Instruments & Components - 0.2%
AUO Corp	204,400	78,486
Delta Electronics Inc	64,000	669,266
		747,752
Semiconductors & Semiconductor Equipment - 5.3%
MediaTek Inc	50,000	2,120,412
Taiwan Semiconductor Manufacturing Co Ltd	808,000	22,848,598
United Microelectronics Corp	370,000	518,166
		25,487,176
Technology Hardware, Storage & Peripherals - 0.1%
Acer Inc	91,000	99,239
Lite-On Technology Corp	68,000	205,237
		304,476
TOTAL INFORMATION TECHNOLOGY		26,539,404

Materials - 0.1%
Chemicals - 0.0%
Nan Ya Plastics Corp	171,000	163,543
Metals & Mining - 0.1%
China Steel Corp	382,000	246,544
TOTAL MATERIALS		410,087

TOTAL TAIWAN		33,844,821
THAILAND - 0.5%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL	11,100	97,924
Advanced Info Service PCL depository receipt	27,900	246,134
		344,058
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp Pcl depository receipt	56,800	40,211
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	45,699	36,787
Minor International PCL depository receipt	72,468	58,336
		95,123
Specialty Retail - 0.0%
Home Product Center PCL depository receipt	202,400	51,288
PTT Oil & Retail Business PCL depository receipt	82,100	35,588
		86,876
TOTAL CONSUMER DISCRETIONARY		222,210

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
CP ALL PCL	19,400	29,876
CP ALL PCL depository receipt	173,600	267,345
		297,221
Food Products - 0.0%
Charoen Pokphand Foods PCL	43,800	34,698
Charoen Pokphand Foods PCL depository receipt	88,400	70,031
		104,729
TOTAL CONSUMER STAPLES		401,950

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
PTT Exploration & Production PCL	12,600	37,504
PTT Exploration & Production PCL depository receipt	32,300	96,142
		133,646
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	18,800	89,793
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bangkok Dusit Medical Services PCL	88,900	63,763
Bangkok Dusit Medical Services PCL depository receipt	278,600	199,824
Bumrungrad Hospital Pcl	3,300	16,261
Bumrungrad Hospital Pcl depository receipt	15,500	76,378
		356,226
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	31,300	35,749
Airports of Thailand PCL depository receipt	108,700	124,153
Bangkok Expressway & Metro PCL depository receipt	251,800	44,527
		204,429
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Delta Electronics Thailand PCL depository receipt	103,700	304,015
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The	1,500	7,169
Siam Cement PCL/The depository receipt	23,500	112,307
		119,476
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Development PCL	7,281	10,724
Gulf Development PCL depository receipt	149,393	220,046
		230,770
TOTAL THAILAND		2,406,573
TURKEY - 0.1%
Financials - 0.1%
Banks - 0.1%
Akbank TAS	104,719	131,937
Haci Omer Sabanci Holding AS	36,227	68,935
Turkiye Is Bankasi AS Class C	269,610	72,139
Yapi ve Kredi Bankasi AS (b)	116,780	69,046
		342,057
Industrials - 0.0%
Industrial Conglomerates - 0.0%
KOC Holding AS	26,197	93,709
Passenger Airlines - 0.0%
Turk Hava Yollari AO (b)	17,994	132,870
TOTAL INDUSTRIALS		226,579

TOTAL TURKEY		568,636
UNITED ARAB EMIRATES - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	115,321	546,300
Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	97,091	307,684
Abu Dhabi Islamic Bank PJSC	48,485	241,563
First Abu Dhabi Bank PJSC	144,284	590,013
		1,139,260
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aldar Properties PJSC	125,844	283,000
Emaar Properties PJSC	217,326	775,097
		1,058,097
TOTAL UNITED ARAB EMIRATES		2,743,657
UNITED KINGDOM - 8.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
BT Group PLC	211,853	490,701
Interactive Media & Services - 0.1%
Auto Trader Group PLC (c)(d)	28,750	323,002
Media - 0.1%
Informa PLC	43,403	420,983
WPP PLC	36,008	279,154
		700,137
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	666,503	654,972
TOTAL COMMUNICATION SERVICES		2,168,812

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Whitbread PLC	5,690	196,629
Household Durables - 0.1%
Barratt Redrow PLC	45,698	283,680
Specialty Retail - 0.0%
Kingfisher PLC	60,571	232,804
TOTAL CONSUMER DISCRETIONARY		713,113

Consumer Staples - 1.8%
Beverages - 0.1%
Coca-Cola Europacific Partners PLC	6,812	618,121
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	58,758	208,922
Tesco PLC	221,096	1,094,205
		1,303,127
Food Products - 0.0%
Associated British Foods PLC	10,923	300,458
Household Products - 0.3%
Reckitt Benckiser Group PLC	22,513	1,453,136
Personal Care Products - 1.1%
Unilever PLC	81,316	5,177,381
TOTAL CONSUMER STAPLES		8,852,223

Financials - 2.7%
Banks - 1.8%
HSBC Holdings PLC	586,354	6,536,308
Lloyds Banking Group PLC	1,988,826	1,953,979
		8,490,287
Capital Markets - 0.5%
3i Group PLC	31,954	1,811,506
Schroders PLC	25,819	112,999
		1,924,505
Financial Services - 0.0%
M&G PLC	74,828	206,825
Insurance - 0.4%
Admiral Group PLC	8,526	370,194
Aviva PLC	87,845	655,598
Legal & General Group PLC	193,159	603,657
Phoenix Group Holdings PLC	22,920	182,509
		1,811,958
TOTAL FINANCIALS		12,433,575

Health Care - 1.5%
Pharmaceuticals - 1.5%
Astrazeneca PLC	50,880	7,289,411
Industrials - 1.2%
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	82,165	376,422
Industrial Conglomerates - 0.1%
DCC PLC	3,270	212,928
Smiths Group PLC	11,434	284,038
		496,966
Machinery - 0.0%
Spirax Group PLC	2,444	191,356
Professional Services - 0.8%
Intertek Group PLC	5,227	319,322
RELX PLC	61,001	3,329,139
		3,648,461
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	14,316	761,250
Bunzl PLC	10,790	339,070
		1,100,320
TOTAL INDUSTRIALS		5,813,525

Information Technology - 0.1%
Software - 0.1%
Sage Group PLC/The	32,839	541,586
Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	4,409	174,040
Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	23,125	182,601
Industrial REITs - 0.1%
Segro PLC	42,186	382,642
TOTAL REAL ESTATE		565,243

Utilities - 0.5%
Multi-Utilities - 0.5%
National Grid PLC	160,730	2,319,993
TOTAL UNITED KINGDOM		40,871,521
UNITED STATES - 4.4%
Communication Services - 0.6%
Entertainment - 0.6%
Spotify Technology SA (b)	5,053	3,102,441
Financials - 0.4%
Insurance - 0.4%
Swiss Re AG	9,906	1,773,322
Health Care - 2.4%
Biotechnology - 0.5%
CSL Ltd	15,887	2,550,069
Health Care Equipment & Supplies - 0.3%
Alcon AG	16,426	1,585,382
Life Sciences Tools & Services - 0.1%
QIAGEN NV	7,028	300,593
Pharmaceuticals - 1.5%
Novartis AG	64,705	7,380,079
TOTAL HEALTH CARE		11,816,123

Industrials - 0.9%
Electrical Equipment - 0.9%
Schneider Electric SE	17,951	4,194,175
Materials - 0.1%
Construction Materials - 0.1%
James Hardie Industries PLC depository receipt (b)	14,044	329,644
TOTAL UNITED STATES		21,215,705
TOTAL COMMON STOCKS (Cost $404,673,588)		473,630,027

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	13,331	136,920
GERMANY - 0.2%
Consumer Staples - 0.2%
Household Products - 0.2%
Henkel AG & Co KGaA	5,459	423,001
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	879	226,141
TOTAL GERMANY		649,142
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $820,193)		786,062

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $9,440,834)	4.33	9,438,946	9,440,834

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (i) (Cost $201,339)	4.25	202,000	201,337

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $415,135,954)	484,058,260
NET OTHER ASSETS (LIABILITIES) - 0.6%	2,769,630
NET ASSETS - 100.0%	486,827,890

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	63	Jun 2025	7,858,305	197,346	197,346
ICE MSCI Emerging Markets Index Contracts (United States)	63	Jun 2025	3,496,500	97,802	97,802
TME S&P/TSX 60 Index Contracts (Canada)	5	Jun 2025	1,084,433	20,544	20,544

TOTAL FUTURES CONTRACTS					315,692
The notional amount of futures purchased as a percentage of Net Assets is 2.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $9,187,156 or 1.9% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,080,369 or 1.9% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Level 3 security
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $201,337.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,000,680	73,465,575	66,025,421	144,515	-	-	9,440,834	9,438,946	0.0%
Total	2,000,680	73,465,575	66,025,421	144,515	-	-	9,440,834

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	41,204,570	10,251,339	30,953,231	-
Consumer Discretionary	54,732,134	13,553,908	41,090,435	87,791
Consumer Staples	33,478,947	11,233,379	22,245,568	-
Energy	18,434,891	7,982,156	10,452,735	-
Financials	115,093,781	43,997,262	71,096,519	-
Health Care	40,581,113	5,716,864	34,864,249	-
Industrials	60,456,697	23,102,411	37,354,286	-
Information Technology	57,754,667	16,199,123	41,555,544	-
Materials	27,156,019	12,912,874	14,243,145	-
Real Estate	9,610,233	4,275,039	5,335,194	-
Utilities	15,126,975	3,664,116	11,462,859	-

Non-Convertible Preferred Stocks
Consumer Staples	423,001	423,001	-	-
Financials	136,920	136,920	-	-
Health Care	226,141	226,141	-	-

U.S. Treasury Obligations	201,337	-	201,337	-

Money Market Funds	9,440,834	9,440,834	-	-
Total Investments in Securities:	484,058,260	163,115,367	320,855,102	87,791
Derivative Instruments:

Assets
Futures Contracts	315,692	315,692	-	-
Total Assets	315,692	315,692	-	-
Total Derivative Instruments:	315,692	315,692	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	315,692	0
Total Equity Risk	315,692	0
Total Value of Derivatives	315,692	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $405,695,120)	$474,617,426
Fidelity Central Funds (cost $9,440,834)	9,440,834

Total Investment in Securities (cost $415,135,954)		$484,058,260
Segregated cash with brokers for derivative instruments		374,490
Foreign currency held at value (cost $456,187)		461,788
Receivable for fund shares sold		442,575
Dividends receivable		1,459,849
Reclaims receivable		1,370,435
Distributions receivable from Fidelity Central Funds		33,775
Other receivables		66
Total assets		488,201,238
Liabilities
Payable for investments purchased
Regular delivery	$5
Delayed delivery	14,633
Payable for fund shares redeemed	268,386
Accrued management fee	77,375
Payable for daily variation margin on futures contracts	8,186
Deferred taxes	1,004,763
Total liabilities		1,373,348
Net Assets		$486,827,890
Net Assets consist of:
Paid in capital		$462,349,545
Total accumulated earnings (loss)		24,478,345
Net Assets		$486,827,890
Net Asset Value, offering price and redemption price per share ($486,827,890 ÷ 37,402,858 shares)		$13.02
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$6,784,471
Foreign Tax Reclaims		451,944
Interest		8,878
Income from Fidelity Central Funds		144,515
Income before foreign taxes withheld		$7,389,808
Less foreign taxes withheld		(808,668)
Total income		6,581,140
Expenses
Management fee	$474,039
Independent trustees' fees and expenses	612
Interest	3,070
Total expenses before reductions	477,721
Expense reductions	(74)
Total expenses after reductions		477,647
Net Investment income (loss)		6,103,493
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $47,857)	(6,741,079)
Foreign currency transactions	(48,189)
Futures contracts	(95,050)
Total net realized gain (loss)		(6,884,318)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $64,389)	22,183,772
Assets and liabilities in foreign currencies	144,339
Futures contracts	356,579
Total change in net unrealized appreciation (depreciation)		22,684,690
Net gain (loss)		15,800,372
Net increase (decrease) in net assets resulting from operations		$21,903,865
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,103,493	$11,012,487
Net realized gain (loss)	(6,884,318)	(6,917,970)
Change in net unrealized appreciation (depreciation)	22,684,690	82,269,213
Net increase (decrease) in net assets resulting from operations	21,903,865	86,363,730
Distributions to shareholders	(10,921,841)	(10,671,765)

Share transactions
Proceeds from sales of shares	106,423,279	87,294,885
Reinvestment of distributions	9,771,506	9,588,850
Cost of shares redeemed	(82,300,527)	(94,321,102)

Net increase (decrease) in net assets resulting from share transactions	33,894,258	2,562,633
Total increase (decrease) in net assets	44,876,282	78,254,598

Net Assets
Beginning of period	441,951,608	363,697,010
End of period	$486,827,890	$441,951,608

Other Information
Shares
Sold	8,408,120	7,162,741
Issued in reinvestment of distributions	782,694	839,654
Redeemed	(6,562,168)	(7,673,988)
Net increase (decrease)	2,628,646	328,407

Financial Highlights
Fidelity® International Sustainability Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.71	$10.56	$9.59	$13.60	$10.81	$10.89
Income from Investment Operations
Net investment income (loss) A,B	.16	.31	.31	.29	.30	.24
Net realized and unrealized gain (loss)	.43	2.15	.90	(4.04)	2.63	(.08)
Total from investment operations	.59	2.46	1.21	(3.75)	2.93	.16
Distributions from net investment income	(.28)	(.31)	(.24)	(.26)	(.14)	(.24)
Total distributions	(.28)	(.31)	(.24)	(.26)	(.14)	(.24)
Net asset value, end of period	$13.02	$12.71	$10.56	$9.59	$13.60	$10.81
Total Return C,D	4.76%	23.62%	12.68%	(28.11)%	27.27%	1.48%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.20% G	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20 % G	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions, if any	.20% G	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.57% G	2.57%	2.77%	2.52%	2.28%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$486,828	$441,952	$363,697	$334,086	$404,608	$149,868
Portfolio turnover rate H	18 % G	14%	22%	23%	19%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity International Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign tax reclaims where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Fund did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$106,744,280
Gross unrealized depreciation	(40,123,489)
Net unrealized appreciation (depreciation)	$66,620,791
Tax cost	$417,753,161

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(12,877,816)
Long-term	(26,402,132)
Total capital loss carryforward	$(39,279,948)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Sustainability Index Fund	62,344,395	40,437,780
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity International Sustainability Index Fund	Borrower	3,443,143	4.59%	3,070

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $74.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9883819.107
ISY-SANN-0625
Fidelity® SAI Emerging Markets Value Index Fund

Semi-Annual Report
April 30, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Emerging Markets Value Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($)
BRAZIL - 3.9%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Vibra Energia SA	4,444,300	14,722,578
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Petroleo Brasileiro SA	12,960,700	68,490,065
Financials - 0.9%
Banks - 0.9%
Banco do Brasil SA	12,107,000	61,717,401
Materials - 1.6%
Metals & Mining - 1.6%
Gerdau SA	5,863,968	15,488,733
Vale SA	10,264,200	95,603,748
		111,092,481
Utilities - 0.2%
Electric Utilities - 0.2%
Cia Energetica de Minas Gerais	8,017,330	15,469,153
TOTAL BRAZIL		271,491,678
CHILE - 0.5%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Empresas Copec SA	1,537,807	10,556,396
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Cencosud SA	5,216,383	17,849,044
Industrials - 0.0%
Marine Transportation - 0.0%
Cia Sud Americana DE Vapores SA	56,097,337	3,098,449
Materials - 0.0%
Paper & Forest Products - 0.0%
Empresas Cmpc SA	3,021,526	4,738,635
TOTAL CHILE		36,242,524
CHINA - 28.1%
Communication Services - 5.4%
Diversified Telecommunication Services - 0.4%
China Tower Corp Ltd H Shares (b)(c)	19,716,310	28,574,362
Interactive Media & Services - 5.0%
Baidu Inc A Shares (d)	7,959,250	87,766,808
Tencent Holdings Ltd	4,236,300	259,477,418
Weibo Corp Class A ADR	354,777	2,873,694
		350,117,920
TOTAL COMMUNICATION SERVICES		378,692,282

Consumer Discretionary - 6.9%
Automobiles - 1.0%
Brilliance China Automotive Holdings Ltd (e)	11,084,000	3,930,192
Li Auto Inc A Shares (d)	5,351,400	65,205,072
		69,135,264
Broadline Retail - 5.4%
Alibaba Group Holding Ltd	9,682,400	144,558,534
JD.com Inc A Shares	5,519,800	89,870,226
PDD Holdings Inc Class A ADR (d)	1,167,798	123,284,435
Vipshop Holdings Ltd Class A ADR	1,550,705	21,120,602
		378,833,797
Hotels, Restaurants & Leisure - 0.4%
Meituan B Shares (b)(c)(d)	1,599,900	26,490,245
Household Durables - 0.1%
Gree Electric Appliances Inc of Zhuhai A Shares (China)	1,893,330	11,866,297
TOTAL CONSUMER DISCRETIONARY		486,325,603

Consumer Staples - 0.1%
Personal Care Products - 0.1%
Hengan International Group Co Ltd	2,749,500	7,427,153
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Inner Mongolia Yitai Coal Co Ltd B Shares	4,152,188	8,257,817
PetroChina Co Ltd H Shares	81,102,400	62,116,181
		70,373,998
Financials - 10.3%
Banks - 9.9%
Agricultural Bank of China Ltd H Shares	129,878,000	79,377,704
Bank of China Ltd H Shares	190,978,000	106,870,457
Bank of Communications Co Ltd H Shares	90,239,000	79,120,274
China CITIC Bank Corp Ltd H Shares	38,357,000	30,317,243
China Construction Bank Corp H Shares	163,800,000	134,747,022
China Merchants Bank Co Ltd H Shares	11,064,500	60,561,146
China Minsheng Banking Corp Ltd H Shares	27,772,500	13,034,698
Industrial & Commercial Bank of China Ltd A Shares (China)	34,175,067	32,940,222
Industrial & Commercial Bank of China Ltd H Shares	159,487,000	109,401,057
Industrial Bank Co Ltd A Shares (China)	7,022,108	20,171,245
Ping An Bank Co Ltd A Shares (China)	6,559,530	9,850,007
Postal Savings Bank of China Co Ltd H Shares (b)(c)	32,720,000	20,166,280
		696,557,355
Financial Services - 0.1%
Far East Horizon Ltd	6,753,900	5,233,759
Insurance - 0.3%
People's Insurance Co Group of China Ltd/The H Shares	36,870,000	21,820,788
TOTAL FINANCIALS		723,611,902

Health Care - 0.7%
Health Care Providers & Services - 0.2%
Sinopharm Group Co Ltd H Shares	5,669,600	13,407,146
Pharmaceuticals - 0.5%
China Resources Pharmaceutical Group Ltd (b)(c)	7,963,500	5,031,352
CSPC Pharmaceutical Group Ltd	34,592,000	27,341,400
		32,372,752
TOTAL HEALTH CARE		45,779,898

Industrials - 1.9%
Construction & Engineering - 0.4%
China Railway Group Ltd H Shares	17,777,100	7,655,825
China State Construction Engineering Corp Ltd A Shares (China)	14,065,000	10,659,628
China State Construction International Holdings Ltd	7,449,400	10,969,125
		29,284,578
Industrial Conglomerates - 0.6%
CITIC Ltd	33,186,600	40,522,603
Machinery - 0.6%
Sinotruk Hong Kong Ltd	2,799,700	6,728,868
Weichai Power Co Ltd H Shares	8,209,800	16,090,175
Yangzijiang Shipbuildling (Holdings) Ltd (d)	11,418,100	19,558,787
		42,377,830
Marine Transportation - 0.3%
COSCO SHIPPING Holdings Co Ltd H Shares	13,519,800	20,395,799
TOTAL INDUSTRIALS		132,580,810

Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Xiaomi Corp B Shares (b)(c)(d)	2,078,600	13,307,622
Materials - 0.4%
Construction Materials - 0.3%
Anhui Conch Cement Co Ltd H Shares	4,997,000	14,110,359
China National Building Material Co Ltd H Shares	19,258,000	9,361,321
		23,471,680
Metals & Mining - 0.1%
Shougang Fushan Resources Group Ltd	14,413,000	4,571,662
TOTAL MATERIALS		28,043,342

Real Estate - 1.0%
Real Estate Management & Development - 1.0%
China Overseas Land & Investment Ltd	15,723,000	28,017,414
China Resources Land Ltd	12,052,000	40,791,815
		68,809,229
Utilities - 0.2%
Gas Utilities - 0.2%
Kunlun Energy Co Ltd	15,366,000	14,661,458
TOTAL CHINA		1,969,613,297
CZECH REPUBLIC - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
CEZ AS	202,159	10,241,893
EGYPT - 0.1%
Financials - 0.1%
Banks - 0.1%
Commercial International Bank - Egypt (CIB)	3,957,270	6,303,761
GREECE - 0.6%
Financials - 0.6%
Banks - 0.6%
Alpha Services and Holdings SA	8,178,265	19,940,498
Piraeus Financial Holdings SA	4,279,301	24,032,692

TOTAL GREECE		43,973,190
HONG KONG - 0.5%
Consumer Staples - 0.4%
Food Products - 0.4%
WH Group Ltd (b)(c)	33,068,500	29,590,927
Industrials - 0.1%
Marine Transportation - 0.1%
Orient Overseas International Ltd	558,000	7,806,359
TOTAL HONG KONG		37,397,286
HUNGARY - 0.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
MOL Hungarian Oil & Gas PLC Class A	1,938,873	16,369,183
Health Care - 0.1%
Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	174,713	5,285,467
TOTAL HUNGARY		21,654,650
INDIA - 15.9%
Consumer Discretionary - 2.8%
Automobiles - 2.8%
Mahindra & Mahindra Ltd	1,834,286	63,466,694
Maruti Suzuki India Ltd	468,860	67,870,800
Tata Motors Ltd	8,398,390	63,914,805
		195,252,299
Consumer Staples - 0.9%
Tobacco - 0.9%
ITC Ltd	12,685,511	63,784,888
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Oil & Natural Gas Corp Ltd	16,477,931	47,615,585
Reliance Industries Ltd	740,261	12,274,861
		59,890,446
Financials - 2.5%
Banks - 1.7%
HDFC Bank Ltd	1,131,552	25,667,159
IndusInd Bank Ltd	2,435,733	24,157,952
State Bank of India	7,541,709	70,341,052
		120,166,163
Financial Services - 0.8%
Power Finance Corp Ltd	6,135,217	29,638,059
REC Ltd	5,229,204	26,066,784
		55,704,843
TOTAL FINANCIALS		175,871,006

Health Care - 2.6%
Pharmaceuticals - 2.6%
Aurobindo Pharma Ltd (d)	1,177,930	17,146,442
Cipla Ltd/India	2,354,467	43,147,572
Dr Reddy's Laboratories Ltd	2,573,206	36,071,507
Sun Pharmaceutical Industries Ltd	4,080,219	88,374,009
		184,739,530
Industrials - 0.6%
Passenger Airlines - 0.6%
InterGlobe Aviation Ltd (b)(c)(d)	799,956	49,778,734
Information Technology - 2.3%
IT Services - 2.3%
HCL Technologies Ltd	3,918,069	72,573,455
Infosys Ltd	3,216,807	56,789,370
Wipro Ltd	11,886,673	33,903,380
		163,266,205
Materials - 1.9%
Metals & Mining - 1.9%
Hindalco Industries Ltd	6,171,748	45,553,265
Tata Steel Ltd	30,469,004	50,646,266
Vedanta Ltd	7,104,578	35,230,154
		131,429,685
Utilities - 1.4%
Gas Utilities - 0.4%
GAIL India Ltd	11,390,327	25,428,987
Independent Power and Renewable Electricity Producers - 1.0%
NTPC Ltd	16,714,991	69,932,372
TOTAL UTILITIES		95,361,359

TOTAL INDIA		1,119,374,152
INDONESIA - 1.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Telkom Indonesia Persero Tbk PT	200,909,000	31,667,019
Consumer Staples - 0.1%
Food Products - 0.1%
Indofood Sukses Makmur Tbk PT	18,549,700	8,947,865
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alamtri Resources Indonesia Tbk PT	57,183,600	6,550,392
United Tractors Tbk PT	6,304,300	8,615,579
		15,165,971
Financials - 0.2%
Banks - 0.2%
Bank Negara Indonesia Persero Tbk PT	58,513,500	14,745,359
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Astra International Tbk PT	85,526,200	24,719,289
Materials - 0.0%
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	9,940,000	3,086,244
Utilities - 0.1%
Gas Utilities - 0.1%
Perusahaan Gas Negara Tbk PT Class B	44,043,300	4,469,366
TOTAL INDONESIA		102,801,113
KOREA (SOUTH) - 10.1%
Consumer Discretionary - 2.8%
Automobile Components - 0.8%
Hankook Tire & Technology Co Ltd	293,104	8,495,998
Hyundai Mobis Co Ltd	259,330	48,578,702
		57,074,700
Automobiles - 1.7%
Hyundai Motor Co	349,254	46,703,946
Kia Corp	1,064,379	67,506,134
		114,210,080
Household Durables - 0.3%
LG Electronics Inc	456,357	22,860,146
TOTAL CONSUMER DISCRETIONARY		194,144,926

Financials - 3.3%
Banks - 3.2%
BNK Financial Group Inc	1,204,989	8,765,197
Hana Financial Group Inc	1,213,659	54,926,764
Industrial Bank of Korea	1,111,871	11,975,175
KB Financial Group Inc	554,454	34,968,969
Shinhan Financial Group Co Ltd	2,152,301	77,624,704
Woori Financial Group Inc	2,792,482	34,702,271
		222,963,080
Insurance - 0.1%
DB Insurance Co Ltd	185,470	11,924,467
TOTAL FINANCIALS		234,887,547

Industrials - 0.6%
Air Freight & Logistics - 0.2%
Hyundai Glovis Co Ltd	186,966	14,960,547
Industrial Conglomerates - 0.3%
LG Corp	392,133	18,325,531
Passenger Airlines - 0.1%
Korean Air Lines Co Ltd	777,909	11,445,088
TOTAL INDUSTRIALS		44,731,166

Information Technology - 3.4%
Semiconductors & Semiconductor Equipment - 1.2%
SK Hynix Inc	665,180	82,826,430
Technology Hardware, Storage & Peripherals - 2.2%
Samsung Electronics Co Ltd	3,932,786	153,133,068
TOTAL INFORMATION TECHNOLOGY		235,959,498

TOTAL KOREA (SOUTH)		709,723,137
KUWAIT - 0.9%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Mobile Telecommunications Co KSCP	10,421,196	16,082,302
Financials - 0.6%
Banks - 0.6%
National Bank of Kuwait SAKP	12,478,471	38,758,579
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Agility Public Warehousing Co KSC	6,445,165	5,530,435
TOTAL KUWAIT		60,371,316
MALAYSIA - 1.8%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Genting Bhd	9,173,286	6,810,186
Consumer Staples - 0.5%
Food Products - 0.5%
Kuala Lumpur Kepong Bhd	2,259,435	10,280,163
PPB Group Bhd	3,005,402	8,659,601
SD Guthrie Bhd	15,779,090	17,352,918
		36,292,682
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	9,204,894	11,012,875
RHB Bank Bhd	7,366,605	11,362,712
		22,375,587
Industrials - 0.1%
Marine Transportation - 0.1%
MISC Bhd	5,658,200	9,838,879
Utilities - 0.8%
Electric Utilities - 0.7%
Tenaga Nasional Bhd	12,034,941	38,706,058
Multi-Utilities - 0.1%
YTL Corp Bhd	21,572,300	9,594,152
TOTAL UTILITIES		48,300,210

TOTAL MALAYSIA		123,617,544
MEXICO - 2.0%
Communication Services - 1.0%
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV Series B (e)	73,519,015	63,432,433
Consumer Staples - 0.3%
Beverages - 0.3%
Coca-Cola Femsa SAB de CV unit	2,219,100	20,901,556
Materials - 0.5%
Construction Materials - 0.5%
Cemex SAB de CV unit	62,127,792	38,333,866
Real Estate - 0.2%
Diversified REITs - 0.2%
Fibra Uno Administracion SA de CV	11,765,343	15,172,766
TOTAL MEXICO		137,840,621
PERU - 0.3%
Financials - 0.3%
Banks - 0.3%
Credicorp Ltd	109,358	22,111,094
PHILIPPINES - 0.6%
Financials - 0.1%
Banks - 0.1%
Metropolitan Bank & Trust Co	7,601,050	10,483,455
Industrials - 0.5%
Industrial Conglomerates - 0.5%
Ayala Corp	1,053,939	11,325,703
SM Investments Corp	1,425,720	22,218,485
		33,544,188
TOTAL PHILIPPINES		44,027,643
POLAND - 1.1%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
ORLEN SA	2,452,624	44,272,269
Financials - 0.5%
Banks - 0.5%
Alior Bank SA	375,101	10,146,984
Bank Polska Kasa Opieki SA (d)	517,228	25,773,481
		35,920,465
TOTAL POLAND		80,192,734
QATAR - 0.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Ooredoo QPSC	3,248,208	11,561,872
Financials - 0.2%
Banks - 0.2%
Commercial Bank of Qatar	13,509,412	15,954,538
Industrials - 0.3%
Industrial Conglomerates - 0.1%
Industries Qatar QSC	3,413,741	11,776,047
Marine Transportation - 0.2%
Qatar Navigation QSC	3,984,452	12,147,052
TOTAL INDUSTRIALS		23,923,099

TOTAL QATAR		51,439,509
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (c)(d)(f)	217,763	2
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Magnit PJSC (d)(f)	135,409	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (d)(f)	9,889,350	1
Surgutneftegas PAO (d)(f)	29,672,400	4
		5
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (d)(f)	440,500	0
VTB Bank PJSC (d)(f)	1,815,144	0
		0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (d)(f)	63,735,100	8
TOTAL RUSSIA		15
SAUDI ARABIA - 3.8%
Communication Services - 1.7%
Diversified Telecommunication Services - 1.4%
Saudi Telecom Co	7,556,229	95,889,442
Wireless Telecommunication Services - 0.3%
Etihad Etisalat Co	1,594,178	26,690,406
TOTAL COMMUNICATION SERVICES		122,579,848

Consumer Staples - 0.4%
Food Products - 0.4%
Almarai Co JSC	1,732,344	24,385,226
Savola Group/The (d)	621,204	5,183,669
		29,568,895
Financials - 1.1%
Banks - 1.1%
Banque Saudi Fransi	5,153,519	25,252,717
Riyad Bank	6,186,054	50,712,796
		75,965,513
Materials - 0.4%
Chemicals - 0.4%
SABIC Agri-Nutrients Co	949,011	24,971,643
Utilities - 0.2%
Electric Utilities - 0.2%
Saudi Electricity Co	3,344,920	13,358,456
TOTAL SAUDI ARABIA		266,444,355
SOUTH AFRICA - 2.8%
Communication Services - 0.7%
Wireless Telecommunication Services - 0.7%
MTN Group Ltd (e)	7,961,461	52,520,711
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Foschini Group Ltd	1,398,662	9,720,048
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Exxaro Resources Ltd (e)	1,018,371	8,322,707
Financials - 0.9%
Banks - 0.9%
Absa Group Ltd (e)	3,514,422	32,260,605
Nedbank Group Ltd	1,909,930	26,023,614
		58,284,219
Health Care - 0.2%
Pharmaceuticals - 0.2%
Aspen Pharmacare Holdings Ltd	1,640,399	10,736,836
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Bidvest Group Ltd	1,338,228	16,902,986
Materials - 0.6%
Chemicals - 0.1%
Sasol Ltd (d)	2,472,477	8,540,092
Metals & Mining - 0.5%
Harmony Gold Mining Co Ltd	2,114,717	33,227,225
TOTAL MATERIALS		41,767,317

TOTAL SOUTH AFRICA		198,254,824
TAIWAN - 17.7%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pou Chen Corp	10,583,000	10,876,275
Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 0.3%
President Chain Store Corp	2,371,800	19,356,820
Food Products - 0.7%
Uni-President Enterprises Corp	20,166,000	48,365,405
TOTAL CONSUMER STAPLES		67,722,225

Industrials - 1.2%
Industrial Conglomerates - 0.2%
Far Eastern New Century Corp	16,057,900	16,491,329
Marine Transportation - 0.7%
Evergreen Marine Corp Taiwan Ltd	4,551,300	29,428,898
Yang Ming Marine Transport Corp	7,377,000	15,729,328
		45,158,226
Passenger Airlines - 0.3%
China Airlines Ltd	12,274,000	8,069,487
Eva Airways Corp	11,409,000	13,676,323
		21,745,810
TOTAL INDUSTRIALS		83,395,365

Information Technology - 15.4%
Electronic Equipment, Instruments & Components - 3.1%
Hon Hai Precision Industry Co Ltd	23,592,000	104,899,470
Innolux Corp	33,756,336	14,427,592
Largan Precision Co Ltd	428,000	30,451,913
Simplo Technology Co Ltd	781,000	8,531,637
Tripod Technology Corp	1,910,000	11,005,816
WT Microelectronics Co Ltd	2,735,100	9,998,861
Yageo Corp	2,016,918	28,861,194
Zhen Ding Technology Holding Ltd	2,708,400	8,280,375
		216,456,858
Semiconductors & Semiconductor Equipment - 10.5%
ASE Technology Holding Co Ltd	14,410,000	61,281,262
Novatek Microelectronics Corp	2,491,000	40,430,850
Powertech Technology Inc	3,015,000	10,224,573
Taiwan Semiconductor Manufacturing Co Ltd	19,701,000	557,104,250
United Microelectronics Corp	49,227,000	68,939,914
		737,980,849
Technology Hardware, Storage & Peripherals - 1.8%
Acer Inc	12,878,000	14,044,012
Asustek Computer Inc	2,938,000	53,619,642
Catcher Technology Co Ltd	2,875,000	19,531,672
Compal Electronics Inc	17,504,000	15,052,594
Pegatron Corp	8,666,000	21,974,372
		124,222,292
TOTAL INFORMATION TECHNOLOGY		1,078,659,999

TOTAL TAIWAN		1,240,653,864
THAILAND - 1.5%
Consumer Staples - 0.4%
Beverages - 0.2%
Thai Beverage PCL	36,098,800	13,834,841
Food Products - 0.2%
Charoen Pokphand Foods PCL depository receipt	14,219,400	11,264,622
TOTAL CONSUMER STAPLES		25,099,463

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
PTT Exploration & Production PCL depository receipt	6,038,500	17,973,746
PTT PCL depository receipt	20,399,600	18,921,031
		36,894,777
Financials - 0.6%
Banks - 0.6%
Bangkok Bank PCL	400	1,675
Bangkok Bank PCL depository receipt	2,419,200	10,133,879
Kasikornbank PCL	7,700	36,776
Kasikornbank PCL depository receipt	4,897,600	23,391,933
Krung Thai Bank PCL depository receipt	14,763,100	9,635,216
		43,199,479
TOTAL THAILAND		105,193,719
TURKEY - 0.8%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Turkcell Iletisim Hizmetleri AS	5,019,566	11,722,611
Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	825,584	3,422,888
Industrials - 0.6%
Industrial Conglomerates - 0.3%
KOC Holding AS	5,020,497	17,958,876
Passenger Airlines - 0.3%
Turk Hava Yollari AO (d)	2,973,714	21,958,272
TOTAL INDUSTRIALS		39,917,148

TOTAL TURKEY		55,062,647
UNITED ARAB EMIRATES - 1.6%
Financials - 1.2%
Banks - 1.2%
Dubai Islamic Bank PJSC	12,074,673	24,852,514
Emirates NBD Bank PJSC	10,408,727	58,234,802
		83,087,316
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Emaar Properties PJSC	7,971,126	28,429,167
TOTAL UNITED ARAB EMIRATES		111,516,483
UNITED STATES - 0.3%
Consumer Staples - 0.3%
Food Products - 0.3%
JBS S/A	2,905,300	22,566,033
TOTAL COMMON STOCKS (Cost $6,347,128,044)		6,848,109,082

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bancolombia SA	1,003,654	10,308,333
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Transneft PJSC (d)(f)	279,200	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $13,552,874)		10,308,333

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (h) (Cost $1,717,363)	4.25	1,723,000	1,717,345

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	170,091,166	170,125,184
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	38,340,195	38,344,029
TOTAL MONEY MARKET FUNDS (Cost $208,469,213)			208,469,213

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $6,570,867,494)	7,068,603,973
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(43,164,660)
NET ASSETS - 100.0%	7,025,439,313

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	3,034	Jun 2025	168,387,000	6,545,640	6,545,640

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $172,939,522 or 2.5% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $172,939,524 or 2.5% of net assets.

(d)	Non-income producing
(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,717,345.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	84,692,450	770,986,028	685,553,294	1,842,802	-	-	170,125,184	170,091,166	0.3%
Fidelity Securities Lending Cash Central Fund	20,000,427	195,059,028	176,715,426	139,670	-	-	38,344,029	38,340,195	0.1%
Total	104,692,877	966,045,056	862,268,720	1,982,472	-	-	208,469,213

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	688,259,080	309,347,833	378,911,245	2
Consumer Discretionary	928,408,311	183,334,251	745,074,060	-
Consumer Staples	333,173,619	131,326,496	201,847,123	-
Energy	319,779,421	199,570,405	120,209,011	5
Financials	1,667,250,411	1,058,753,314	608,497,097	-
Health Care	246,541,731	61,802,201	184,739,530	-
Industrials	475,766,907	199,540,871	276,226,036	-
Information Technology	1,491,193,324	-	1,491,193,324	-
Materials	383,463,213	207,179,967	176,283,246	-
Real Estate	112,411,162	112,411,162	-	-
Utilities	201,861,903	53,730,960	148,130,935	8

Non-Convertible Preferred Stocks
Energy	-	-	-	-
Financials	10,308,333	10,308,333	-	-

U.S. Treasury Obligations	1,717,345	-	1,717,345	-

Money Market Funds	208,469,213	208,469,213	-	-
Total Investments in Securities:	7,068,603,973	2,735,775,006	4,332,828,952	15
Derivative Instruments:

Assets
Futures Contracts	6,545,640	6,545,640	-	-
Total Assets	6,545,640	6,545,640	-	-
Total Derivative Instruments:	6,545,640	6,545,640	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	6,545,640	0
Total Equity Risk	6,545,640	0
Total Value of Derivatives	6,545,640	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $36,229,721) - See accompanying schedule:
Unaffiliated issuers (cost $6,362,398,281)	$6,860,134,760
Fidelity Central Funds (cost $208,469,213)	208,469,213

Total Investment in Securities (cost $6,570,867,494)		$7,068,603,973
Segregated cash with brokers for derivative instruments		7,332,429
Foreign currency held at value (cost $32,476,259)		32,765,990
Receivable for fund shares sold		110,058,903
Dividends receivable		18,103,233
Distributions receivable from Fidelity Central Funds		480,383
Receivable for daily variation margin on futures contracts		454,250
Prepaid expenses		1,440
Other receivables		1,083,571
Total assets		7,238,884,172
Liabilities
Payable for investments purchased	$149,060,208
Payable for fund shares redeemed	218,121
Accrued management fee	827,158
Deferred taxes	24,693,705
Other payables and accrued expenses	301,638
Collateral on securities loaned	38,344,029
Total liabilities		213,444,859
Net Assets		$7,025,439,313
Net Assets consist of:
Paid in capital		$6,810,317,995
Total accumulated earnings (loss)		215,121,318
Net Assets		$7,025,439,313
Net Asset Value, offering price and redemption price per share ($7,025,439,313 ÷ 522,866,020 shares)		$13.44
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$125,725,606
Non-Cash dividends		12,050,410
Interest		111,287
Income from Fidelity Central Funds (including $139,670 from security lending)		1,982,472
Income before foreign taxes withheld		$139,869,775
Less foreign taxes withheld		(13,578,554)
Total income		126,291,221
Expenses
Management fee	$4,854,715
Custodian fees and expenses	1,590,777
Independent trustees' fees and expenses	8,135
Registration fees	14,711
Audit fees	58,239
Legal	4,707
Interest	4,857
Miscellaneous	9,329
Total expenses		6,545,470
Net Investment income (loss)		119,745,751
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,106,570)	(633,373)
Foreign currency transactions	(1,589,358)
Futures contracts	(2,202,152)
Total net realized gain (loss)		(4,424,883)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $13,993,195)	(75,794,341)
Assets and liabilities in foreign currencies	738,305
Futures contracts	5,630,224
Total change in net unrealized appreciation (depreciation)		(69,425,812)
Net gain (loss)		(73,850,695)
Net increase (decrease) in net assets resulting from operations		$45,895,056
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$119,745,751	$169,380,710
Net realized gain (loss)	(4,424,883)	(2,898,924)
Change in net unrealized appreciation (depreciation)	(69,425,812)	784,775,970
Net increase (decrease) in net assets resulting from operations	45,895,056	951,257,756
Distributions to shareholders	(217,948,527)	(143,891,024)

Share transactions
Proceeds from sales of shares	1,094,275,451	2,311,181,579
Reinvestment of distributions	207,605,039	132,127,272
Cost of shares redeemed	(58,612,285)	(54,895,631)

Net increase (decrease) in net assets resulting from share transactions	1,243,268,205	2,388,413,220
Total increase (decrease) in net assets	1,071,214,734	3,195,779,952

Net Assets
Beginning of period	5,954,224,579	2,758,444,627
End of period	$7,025,439,313	$5,954,224,579

Other Information
Shares
Sold	82,011,202	177,735,672
Issued in reinvestment of distributions	15,532,872	11,600,287
Redeemed	(4,490,959)	(4,341,633)
Net increase (decrease)	93,053,115	184,994,326

Financial Highlights
Fidelity® SAI Emerging Markets Value Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.85	$11.27	$10.20	$14.32	$11.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.50	.53	.61	.51	.19
Net realized and unrealized gain (loss)	(.17)	2.65	1.07	(4.04)	2.22	1.59
Total from investment operations	.08	3.15	1.60	(3.43)	2.73	1.78
Distributions from net investment income	(.49)	(.57)	(.53)	(.37)	(.17)	-
Distributions from net realized gain	-	-	-	(.32)	(.02)	-
Total distributions	(.49)	(.57)	(.53)	(.69)	(.19)	-
Net asset value, end of period	$13.44	$13.85	$11.27	$10.20	$14.32	$11.78
Total Return D,E	.58%	29.09%	15.81%	(25.19)%	23.32%	17.80%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.20% H	.21%	.22%	.22%	.22%	.27% H,I
Expenses net of fee waivers, if any	.20 % H	.21%	.22%	.22%	.22%	.25% H
Expenses net of all reductions, if any	.20% H	.21%	.22%	.22%	.22%	.25% H
Net investment income (loss)	3.70% H	3.81%	4.63%	4.95%	3.53%	3.43% H
Supplemental Data
Net assets, end of period (000 omitted)	$7,025,439	$5,954,225	$2,758,445	$2,432,905	$1,970,050	$838,148
Portfolio turnover rate J	32 % H	30%	35%	30%	33%	17% K

AFor the period May 12, 2020 (commencement of operations) through October 31, 2020.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity SAI Emerging Markets Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$953,042,660
Gross unrealized depreciation	(553,077,720)
Net unrealized appreciation (depreciation)	$399,964,940
Tax cost	$6,675,184,673

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(110,430,263)
Long-term	(139,646,756)
Total capital loss carryforward	$(250,077,019)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Value Index Fund	2,067,430,625	1,011,924,229
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Emerging Markets Value Index Fund	Borrower	38,305,000	4.57%	4,857

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Emerging Markets Value Index Fund	4,995
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Emerging Markets Value Index Fund	15,240	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Emerging Markets Fund	Strategic Advisers Fidelity Emerging Markets Fund
Fidelity SAI Emerging Markets Value Index Fund	22%	73%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Emerging Markets Value Index Fund	95%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9900584.104
EMV-SANN-0625
Fidelity® SAI International Index Fund

Semi-Annual Report
April 30, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI International Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
AUSTRALIA - 6.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	1,629,208	4,702,053
Interactive Media & Services - 0.1%
CAR Group Ltd	152,159	3,247,728
REA Group Ltd	21,290	3,382,550
		6,630,278
TOTAL COMMUNICATION SERVICES		11,332,331

Consumer Discretionary - 0.5%
Broadline Retail - 0.3%
Wesfarmers Ltd	457,164	22,902,196
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd	227,457	9,714,472
Lottery Corp/The	896,687	2,988,233
		12,702,705
TOTAL CONSUMER DISCRETIONARY		35,604,901

Consumer Staples - 0.3%
Beverages - 0.0%
Treasury Wine Estates Ltd	326,896	1,868,535
Consumer Staples Distribution & Retail - 0.3%
Coles Group Ltd	539,956	7,332,497
Woolworths Group Ltd	492,137	9,932,626
		17,265,123
TOTAL CONSUMER STAPLES		19,133,658

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	1,308,416	5,030,027
Woodside Energy Group Ltd	764,941	9,971,111
		15,001,138
Financials - 2.7%
Banks - 2.1%
ANZ Group Holdings Ltd	1,200,412	22,954,590
Commonwealth Bank of Australia	674,180	71,860,266
National Australia Bank Ltd	1,238,943	28,608,060
Westpac Banking Corp	1,382,931	29,021,048
		152,443,964
Capital Markets - 0.3%
ASX Ltd	78,111	3,537,018
Macquarie Group Ltd	145,870	18,025,894
		21,562,912
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	96,297	2,292,116
Insurance - 0.3%
Insurance Australia Group Ltd	952,891	5,005,033
Medibank Pvt Ltd	1,109,493	3,300,435
QBE Insurance Group Ltd	606,476	8,381,452
Suncorp Group Ltd	436,250	5,673,034
		22,359,954
TOTAL FINANCIALS		198,658,946

Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Cochlear Ltd	26,359	4,616,268
Health Care Providers & Services - 0.0%
Sonic Healthcare Ltd	183,861	3,069,921
Health Care Technology - 0.0%
Pro Medicus Ltd	23,155	3,395,225
TOTAL HEALTH CARE		11,081,414

Industrials - 0.4%
Commercial Services & Supplies - 0.1%
Brambles Ltd	557,096	7,321,167
Passenger Airlines - 0.0%
Qantas Airways Ltd	298,712	1,688,894
Professional Services - 0.1%
Computershare Ltd	212,385	5,549,920
Trading Companies & Distributors - 0.0%
Reece Ltd	91,086	918,537
SGH Ltd	81,983	2,681,228
		3,599,765
Transportation Infrastructure - 0.2%
Transurban Group unit	1,250,507	11,268,783
TOTAL INDUSTRIALS		29,428,529

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	74,111	4,214,170
Materials - 1.7%
Metals & Mining - 1.7%
BHP Group Ltd	2,044,100	48,718,367
BlueScope Steel Ltd	176,701	2,706,435
Fortescue Ltd	682,225	7,045,805
Glencore PLC	4,177,959	13,698,424
Northern Star Resources Ltd	547,216	6,721,826
Rio Tinto Ltd	149,550	11,188,914
Rio Tinto PLC	454,283	27,070,458
South32 Ltd	1,819,911	3,136,244
		120,286,473
Real Estate - 0.4%
Diversified REITs - 0.1%
GPT Group/The unit	771,720	2,287,652
Stockland unit	961,709	3,379,674
		5,667,326
Industrial REITs - 0.2%
Goodman Group unit	818,220	15,663,873
Retail REITs - 0.1%
Scentre Group unit	2,095,605	4,854,981
Vicinity Ltd unit	1,558,861	2,357,547
		7,212,528
TOTAL REAL ESTATE		28,543,727

Utilities - 0.0%
Electric Utilities - 0.0%
Origin Energy Ltd	694,036	4,730,555
Gas Utilities - 0.0%
Apa Group unit	521,691	2,745,125
TOTAL UTILITIES		7,475,680

TOTAL AUSTRALIA		480,760,967
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	59,331	3,062,230
Financials - 0.2%
Banks - 0.2%
Erste Group Bank AG	124,037	8,353,636
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	177,830	2,685,142
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	27,433	2,103,945
TOTAL AUSTRIA		16,204,953
BELGIUM - 0.8%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	8,655	1,722,706
Consumer Staples - 0.5%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV	362,015	23,860,040
Food Products - 0.1%
Lotus Bakeries NV	164	1,571,761
TOTAL CONSUMER STAPLES		25,431,801

Financials - 0.2%
Banks - 0.1%
KBC Group NV	92,518	8,495,819
Financial Services - 0.1%
Groupe Bruxelles Lambert NV	33,454	2,747,632
Sofina SA	6,209	1,727,517
		4,475,149
Insurance - 0.0%
Ageas SA/NV	60,582	3,791,825
TOTAL FINANCIALS		16,762,793

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	50,934	9,298,449
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	29,672	2,104,904
TOTAL BELGIUM		55,320,653
BRAZIL - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Yara International ASA	66,703	2,149,186
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Antofagasta PLC	158,867	3,457,421
CHINA - 0.5%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Prosus NV Class N	551,122	25,839,139
Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	773,900	1,815,166
Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	1,491,000	6,190,392
Industrials - 0.0%
Machinery - 0.0%
Yangzijiang Shipbuildling (Holdings) Ltd (b)	1,040,700	1,782,681
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	541,000	1,496,267
TOTAL INDUSTRIALS		3,278,948

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Wharf Holdings Ltd/The	431,000	1,082,557
TOTAL CHINA		38,206,202
DENMARK - 2.3%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	33,035	4,874,279
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	38,486	5,243,859
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S	277,876	9,687,072
Insurance - 0.0%
Tryg A/S	136,578	3,258,470
TOTAL FINANCIALS		12,945,542

Health Care - 1.4%
Biotechnology - 0.1%
Genmab A/S (b)	25,331	5,371,154
Zealand Pharma A/S (b)	25,752	1,804,086
		7,175,240
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	50,809	5,749,703
Demant A/S (b)	35,628	1,289,075
		7,038,778
Pharmaceuticals - 1.2%
Novo Nordisk A/S Series B	1,297,477	86,751,342
TOTAL HEALTH CARE		100,965,360

Industrials - 0.4%
Air Freight & Logistics - 0.2%
DSV A/S	82,337	17,452,142
Building Products - 0.0%
ROCKWOOL A/S Series B	37,883	1,719,080
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	406,841	5,424,089
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	1,179	1,996,910
AP Moller - Maersk A/S Series B	1,835	3,159,661
		5,156,571
TOTAL INDUSTRIALS		29,751,882

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	141,958	9,180,195
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	67,743	2,695,697
TOTAL DENMARK		165,656,814
FINLAND - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	57,302	3,052,283
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	110,035	2,517,994
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	170,439	1,768,019
Financials - 0.5%
Banks - 0.3%
Nordea Bank Abp	1,269,981	17,587,905
Insurance - 0.2%
Sampo Oyj A Shares	975,424	9,772,387
TOTAL FINANCIALS		27,360,292

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	43,663	2,727,919
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	136,930	8,454,103
Metso Oyj	250,473	2,712,066
Wartsila OYJ Abp	202,627	3,732,418
		14,898,587
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	2,145,483	10,725,639
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	234,592	2,178,982
UPM-Kymmene Oyj	215,024	5,695,148
		7,874,130
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	180,738	3,019,025
TOTAL FINLAND		73,943,888
FRANCE - 9.6%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Orange SA	750,151	10,883,228
Entertainment - 0.0%
Bollore SE	287,261	1,770,305
Media - 0.1%
Publicis Groupe SA	92,208	9,381,885
TOTAL COMMUNICATION SERVICES		22,035,418

Consumer Discretionary - 1.7%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	270,104	9,876,549
Automobiles - 0.1%
Renault SA	77,439	4,090,699
Hotels, Restaurants & Leisure - 0.1%
Accor SA	78,532	3,838,839
FDJ UNITED (c)(d)	41,051	1,462,105
Sodexo SA	35,643	2,262,505
		7,563,449
Textiles, Apparel & Luxury Goods - 1.4%
Hermes International SCA	12,759	34,559,593
Kering SA	29,990	6,101,543
LVMH Moet Hennessy Louis Vuitton SE	110,864	61,410,811
		102,071,947
TOTAL CONSUMER DISCRETIONARY		123,602,644

Consumer Staples - 1.1%
Beverages - 0.1%
Pernod Ricard SA	81,305	8,770,368
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	218,504	3,370,141
Food Products - 0.3%
Danone SA	260,080	22,378,952
Personal Care Products - 0.7%
L'Oreal SA (b)	73,565	32,505,833
L'Oreal SA (b)	23,300	10,295,465
		42,801,298
TOTAL CONSUMER STAPLES		77,320,759

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
TotalEnergies SE	869,348	49,513,871
Financials - 1.4%
Banks - 0.8%
BNP Paribas SA	410,008	34,739,766
Credit Agricole SA	428,794	8,042,713
Societe Generale SA Series A	290,178	15,129,587
		57,912,066
Capital Markets - 0.0%
Amundi SA (c)(d)	24,827	1,950,487
Financial Services - 0.1%
Edenred SE	97,483	3,023,672
Eurazeo SE	16,858	1,226,065
		4,249,737
Insurance - 0.5%
AXA SA	713,813	33,760,429
TOTAL FINANCIALS		97,872,719

Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
BioMerieux	16,689	2,244,158
EssilorLuxottica SA	119,804	34,296,435
		36,540,593
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	11,763	2,747,762
Pharmaceuticals - 0.0%
Ipsen SA	15,195	1,757,514
TOTAL HEALTH CARE		41,045,869

Industrials - 2.4%
Aerospace & Defense - 1.3%
Airbus SE	239,388	40,621,880
Dassault Aviation SA	7,916	2,842,742
Safran SA	145,067	38,605,169
Thales SA	37,335	10,458,369
		92,528,160
Building Products - 0.3%
Cie de Saint-Gobain SA	180,945	19,671,982
Construction & Engineering - 0.5%
Bouygues SA	76,334	3,346,581
Eiffage SA	27,637	3,749,202
Vinci SA	199,235	27,985,996
		35,081,779
Electrical Equipment - 0.2%
Legrand SA	105,650	11,610,917
Machinery - 0.0%
Alstom SA (b)	139,445	3,367,480
Professional Services - 0.1%
Bureau Veritas SA	127,994	4,042,544
Teleperformance SE	21,709	2,372,245
		6,414,789
Trading Companies & Distributors - 0.0%
Rexel SA	90,111	2,489,786
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	13,954	1,735,695
Getlink SE Series A	121,867	2,302,791
		4,038,486
TOTAL INDUSTRIALS		175,203,379

Information Technology - 0.3%
IT Services - 0.1%
Capgemini SE	62,127	9,918,721
Software - 0.2%
Dassault Systemes SE	269,605	10,103,751
TOTAL INFORMATION TECHNOLOGY		20,022,472

Materials - 0.7%
Chemicals - 0.7%
Air Liquide SA	177,081	36,386,287
Air Liquide SA	55,880	11,482,122
Arkema SA	22,982	1,735,243
		49,603,652
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	22,485	1,255,776
Office REITs - 0.0%
Gecina SA	18,549	1,901,698
Retail REITs - 0.0%
Klepierre SA	86,675	3,165,638
Unibail-Rodamco-Westfield unit	48,840	4,123,072
		7,288,710
TOTAL REAL ESTATE		10,446,184

Utilities - 0.4%
Multi-Utilities - 0.4%
Engie SA	558,719	11,510,102
Engie SA	177,100	3,648,415
Veolia Environnement SA	283,464	10,353,261
		25,511,778
TOTAL FRANCE		692,178,745
GERMANY - 9.8%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Deutsche Telekom AG	1,406,210	50,507,583
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	25,139	2,956,091
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	30,215	3,583,783
TOTAL COMMUNICATION SERVICES		57,047,457

Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Continental AG	44,317	3,435,997
Automobiles - 0.5%
Bayerische Motoren Werke AG	116,790	9,830,302
Mercedes-Benz Group AG	290,941	17,395,009
		27,225,311
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	90,382	3,273,384
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	68,890	15,741,079
Puma SE (e)	42,216	1,090,053
		16,831,132
TOTAL CONSUMER DISCRETIONARY		50,765,824

Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	41,865	2,945,202
Personal Care Products - 0.0%
Beiersdorf AG	39,964	5,613,879
TOTAL CONSUMER STAPLES		8,559,081

Financials - 2.3%
Banks - 0.1%
Commerzbank AG (e)	381,810	10,043,427
Capital Markets - 0.6%
Deutsche Bank AG	745,640	19,411,166
Deutsche Boerse AG	75,860	24,434,043
		43,845,209
Insurance - 1.6%
Allianz SE	155,573	64,341,365
Hannover Rueck SE	24,292	7,771,420
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	53,887	36,891,546
Talanx AG	26,008	2,972,833
		111,977,164
TOTAL FINANCIALS		165,865,800

Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (c)(d)	113,608	6,124,307
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG	82,744	4,209,649
Fresenius SE & Co KGaA (b)	170,182	8,058,650
		12,268,299
Pharmaceuticals - 0.2%
Bayer AG	395,785	10,325,847
Merck KGaA	52,067	7,190,162
		17,516,009
TOTAL HEALTH CARE		35,908,615

Industrials - 2.3%
Aerospace & Defense - 0.5%
MTU Aero Engines AG	21,684	7,465,218
Rheinmetall AG	17,548	29,885,168
		37,350,386
Air Freight & Logistics - 0.2%
Deutsche Post AG	386,751	16,525,100
Electrical Equipment - 0.3%
Siemens Energy AG (b)	257,611	19,883,366
Industrial Conglomerates - 1.1%
Siemens AG	306,178	70,500,949
Machinery - 0.2%
Daimler Truck Holding AG	191,410	7,624,053
Gea Group Ag	62,484	4,055,980
Knorr-Bremse AG	29,224	2,886,879
Rational AG	2,061	1,756,940
		16,323,852
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	241,722	1,736,928
Trading Companies & Distributors - 0.0%
Brenntag SE	49,443	3,301,993
TOTAL INDUSTRIALS		165,622,574

Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	526,111	17,426,391
Software - 1.8%
Nemetschek SE	23,266	3,065,306
SAP SE	420,684	123,087,359
		126,152,665
TOTAL INFORMATION TECHNOLOGY		143,579,056

Materials - 0.6%
Chemicals - 0.5%
BASF SE (b)	359,566	18,362,849
Covestro AG	72,335	4,867,515
Evonik Industries AG	103,254	2,310,183
Symrise AG	53,494	6,169,540
		31,710,087
Construction Materials - 0.1%
Heidelberg Materials AG	55,012	10,859,320
TOTAL MATERIALS		42,569,407

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LEG Immobilien SE	30,001	2,533,703
Vonovia SE	298,349	9,896,263
		12,429,966
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	254,718	9,891,753
Multi-Utilities - 0.3%
E.ON SE	904,482	15,819,015
TOTAL UTILITIES		25,710,768

TOTAL GERMANY		708,058,548
HONG KONG - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	1,527,000	2,173,665
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	3,360,000	3,006,653
Financials - 1.0%
Banks - 0.1%
Hang Seng Bank Ltd	303,300	4,235,313
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	22,596	2,085,837
Hong Kong Exchanges & Clearing Ltd	485,260	21,200,863
		23,286,700
Insurance - 0.6%
AIA Group Ltd	4,348,000	32,579,200
Prudential PLC	1,067,384	11,349,258
Prudential PLC rights (b)(f)	1,152,607	193,976
		44,122,434
TOTAL FINANCIALS		71,644,447

Industrials - 0.2%
Ground Transportation - 0.0%
MTR Corp Ltd	627,190	2,167,297
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	64,661	2,873,217
Swire Pacific Ltd A Shares	162,500	1,405,920
		4,279,137
Machinery - 0.1%
Techtronic Industries Co Ltd	553,500	5,570,418
TOTAL INDUSTRIALS		12,016,852

Real Estate - 0.3%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	775,425	3,174,447
Henderson Land Development Co Ltd	585,021	1,659,085
Hongkong Land Holdings Ltd (Singapore)	444,520	2,175,482
Sino Land Co Ltd	1,633,608	1,680,875
Sun Hung Kai Properties Ltd	583,500	5,535,322
Wharf Real Estate Investment Co Ltd	673,000	1,614,034
		15,839,245
Retail REITs - 0.1%
Link REIT	1,047,373	4,908,970
TOTAL REAL ESTATE		20,748,215

Utilities - 0.2%
Electric Utilities - 0.2%
CK Infrastructure Holdings Ltd	254,000	1,712,853
CLP Holdings Ltd	661,500	5,640,374
Power Assets Holdings Ltd	558,000	3,694,530
		11,047,757
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	4,510,074	4,064,858
TOTAL UTILITIES		15,112,615

TOTAL HONG KONG		124,702,447
IRELAND - 0.4%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	60,259	6,365,655
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	844,243	5,674,208
Bank of Ireland Group PLC	404,239	4,728,253
		10,402,461
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	62,280	5,242,155
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	78,283	8,297,998
TOTAL INDUSTRIALS		13,540,153

TOTAL IRELAND		30,308,269
ISRAEL - 0.8%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	40,365	1,449,507
Financials - 0.4%
Banks - 0.4%
Bank Hapoalim BM	507,133	7,427,815
Bank Leumi Le-Israel BM	605,331	8,591,623
Israel Discount Bank Ltd Class A	496,655	3,705,413
Mizrahi Tefahot Bank Ltd	62,489	3,164,761
		22,889,612
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	451,359	7,000,578
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	10,769	4,134,718
Information Technology - 0.2%
IT Services - 0.0%
Wix.com Ltd (b)	21,297	3,611,758
Semiconductors & Semiconductor Equipment - 0.0%
Nova Ltd (Israel) (b)	11,795	2,262,379
Software - 0.2%
Check Point Software Technologies Ltd (b)	35,447	7,782,744
Nice Ltd (b)	25,328	3,956,793
		11,739,537
TOTAL INFORMATION TECHNOLOGY		17,613,674

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	311,909	2,069,079
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	17,098	1,244,157
TOTAL ISRAEL		56,401,325
ITALY - 2.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)	131,399	1,568,935
Telecom Italia SpA/Milano (b)	4,014,214	1,582,531
		3,151,466
Consumer Discretionary - 0.4%
Automobiles - 0.3%
Ferrari NV (Italy)	50,781	23,102,946
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	94,103	5,760,912
TOTAL CONSUMER DISCRETIONARY		28,863,858

Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	87,548	4,550,334
Davide Campari-Milano NV (e)	248,018	1,664,259
		6,214,593
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	860,085	12,317,738
Financials - 1.4%
Banks - 1.1%
Banco BPM SpA	518,852	5,756,732
BPER Banca SPA	400,906	3,241,839
FinecoBank Banca Fineco SpA	246,151	4,898,038
Intesa Sanpaolo SpA	6,096,612	32,545,472
Mediobanca Banca di Credito Finanziario SpA	201,420	4,103,793
UniCredit SpA	562,512	32,727,431
		83,273,305
Financial Services - 0.0%
Nexi SpA (b)(c)(d)	198,241	1,155,226
Insurance - 0.3%
Generali	379,359	13,812,385
Poste Italiane Spa (c)(d)	184,165	3,721,983
Unipol Assicurazioni SpA	144,523	2,578,635
		20,113,003
TOTAL FINANCIALS		104,541,534

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	9,016	1,026,484
Health Care Providers & Services - 0.0%
Amplifon SpA	50,162	954,961
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	46,337	2,721,756
TOTAL HEALTH CARE		4,703,201

Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	163,042	8,476,277
Electrical Equipment - 0.1%
Prysmian SpA	113,204	6,218,546
TOTAL INDUSTRIALS		14,694,823

Utilities - 0.5%
Electric Utilities - 0.5%
Enel SpA	3,276,644	28,405,132
Terna - Rete Elettrica Nazionale	566,830	5,630,225
		34,035,357
Gas Utilities - 0.0%
Snam SpA	812,384	4,656,765
TOTAL UTILITIES		38,692,122

TOTAL ITALY		213,179,335
JAPAN - 21.6%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.2%
Nippon Telegraph & Telephone Corp	12,038,300	12,583,361
Entertainment - 0.7%
Capcom Co Ltd	139,600	4,041,155
Konami Group Corp	40,500	5,784,048
Nexon Co Ltd	135,710	2,129,247
Nintendo Co Ltd	444,700	36,918,998
Toho Co Ltd/Tokyo	45,070	2,573,115
		51,446,563
Interactive Media & Services - 0.1%
LY Corp	1,152,500	4,358,781
Media - 0.0%
Dentsu Group Inc	80,300	1,683,579
Wireless Telecommunication Services - 0.8%
KDDI Corp	1,236,200	21,909,944
SoftBank Corp	11,528,700	17,445,753
SoftBank Group Corp	384,900	19,464,261
		58,819,958
TOTAL COMMUNICATION SERVICES		128,892,242

Consumer Discretionary - 4.0%
Automobile Components - 0.4%
Aisin Corp	211,870	2,684,309
Bridgestone Corp	230,000	9,617,492
Denso Corp	762,300	9,842,770
Sumitomo Electric Industries Ltd	287,900	4,627,535
		26,772,106
Automobiles - 1.5%
Honda Motor Co Ltd	1,808,100	18,396,953
Isuzu Motors Ltd	226,900	3,051,450
Nissan Motor Co Ltd (b)	897,800	2,137,330
Subaru Corp	236,300	4,278,901
Suzuki Motor Corp	633,200	7,588,059
Toyota Motor Corp	3,817,950	72,920,629
Yamaha Motor Co Ltd	372,100	2,922,375
		111,295,697
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	153,500	4,734,473
Rakuten Group Inc (b)	607,300	3,580,843
		8,315,316
Hotels, Restaurants & Leisure - 0.2%
Oriental Land Co Ltd/Japan	435,200	9,217,316
Zensho Holdings Co Ltd	38,900	2,412,954
		11,630,270
Household Durables - 1.1%
Panasonic Holdings Corp	939,400	10,771,132
Sekisui House Ltd	240,400	5,526,845
Sony Group Corp	2,477,600	65,366,019
		81,663,996
Leisure Products - 0.2%
Bandai Namco Holdings Inc	239,300	8,316,285
Shimano Inc	30,500	4,297,004
		12,613,289
Specialty Retail - 0.4%
Fast Retailing Co Ltd	76,900	25,295,861
Nitori Holdings Co Ltd	32,300	3,843,208
ZOZO Inc	163,400	1,659,407
		30,798,476
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	260,127	5,591,183
TOTAL CONSUMER DISCRETIONARY		288,680,333

Consumer Staples - 1.2%
Beverages - 0.2%
Asahi Group Holdings Ltd	582,100	8,045,959
Kirin Holdings Co Ltd	313,000	4,734,652
Suntory Beverage & Food Ltd	56,000	1,953,616
		14,734,227
Consumer Staples Distribution & Retail - 0.4%
Aeon Co Ltd	263,500	7,792,004
Kobe Bussan Co Ltd	60,600	1,858,943
MatsukiyoCocokara & Co	134,000	2,461,540
Seven & i Holdings Co Ltd	891,900	13,129,322
		25,241,809
Food Products - 0.2%
Ajinomoto Co Inc	368,600	7,539,378
Kikkoman Corp	273,400	2,676,360
MEIJI Holdings Co Ltd	96,600	2,375,089
Nissin Foods Holdings Co Ltd	79,200	1,744,305
Yakult Honsha Co Ltd	103,400	2,120,720
		16,455,852
Household Products - 0.1%
Unicharm Corp	450,200	4,173,590
Personal Care Products - 0.1%
Kao Corp	187,700	8,037,602
Shiseido Co Ltd	161,200	2,650,328
		10,687,930
Tobacco - 0.2%
Japan Tobacco Inc	483,400	14,892,610
TOTAL CONSUMER STAPLES		86,186,018

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	1,099,700	5,294,209
Idemitsu Kosan Co Ltd	364,715	2,260,145
Inpex Corp	355,100	4,442,123
		11,996,477
Financials - 3.4%
Banks - 2.0%
Chiba Bank Ltd/The	230,000	2,045,041
Concordia Financial Group Ltd	423,400	2,738,533
Japan Post Bank Co Ltd	728,684	7,445,848
Mitsubishi UFJ Financial Group Inc	4,618,600	58,190,337
Mizuho Financial Group Inc	971,820	24,298,060
Resona Holdings Inc	842,420	6,757,721
Sumitomo Mitsui Financial Group Inc	1,502,000	35,833,535
Sumitomo Mitsui Trust Group Inc	261,600	6,471,652
		143,780,727
Capital Markets - 0.2%
Daiwa Securities Group Inc	537,400	3,533,903
Japan Exchange Group Inc	399,800	4,448,083
Nomura Holdings Inc	1,210,800	6,748,472
SBI Holdings Inc	109,800	2,871,326
		17,601,784
Financial Services - 0.1%
Mitsubishi HC Capital Inc	354,600	2,496,187
ORIX Corp	465,000	9,327,915
		11,824,102
Insurance - 1.1%
Dai-ichi Life Holdings Inc	1,458,600	10,531,744
Japan Post Holdings Co Ltd	775,000	7,533,205
Japan Post Insurance Co Ltd	77,200	1,543,946
Ms&Ad Insurance Group Holdings Inc	518,300	11,780,862
Sompo Holdings Inc	359,100	11,768,106
T&D Holdings Inc	197,200	4,196,144
Tokio Marine Holdings Inc	717,200	28,747,081
		76,101,088
TOTAL FINANCIALS		249,307,701

Health Care - 1.6%
Health Care Equipment & Supplies - 0.5%
Hoya Corp	140,300	16,508,566
Olympus Corp	450,700	5,905,521
Sysmex Corp	202,900	3,762,690
Terumo Corp	536,800	10,274,747
		36,451,524
Health Care Technology - 0.0%
M3 Inc	177,800	2,228,295
Pharmaceuticals - 1.1%
Astellas Pharma Inc	729,100	7,301,315
Chugai Pharmaceutical Co Ltd	270,600	15,589,146
Daiichi Sankyo Co Ltd	706,000	18,059,925
Eisai Co Ltd	105,800	3,058,040
Kyowa Kirin Co Ltd	95,300	1,488,073
Ono Pharmaceutical Co Ltd	150,700	1,734,697
Otsuka Holdings Co Ltd	177,900	8,672,764
Shionogi & Co Ltd	304,600	5,117,436
Takeda Pharmaceutical Co Ltd	640,903	19,386,437
		80,407,833
TOTAL HEALTH CARE		119,087,652

Industrials - 5.1%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	129,000	1,357,396
Building Products - 0.2%
Agc Inc	78,830	2,461,223
Daikin Industries Ltd	106,300	12,110,046
		14,571,269
Commercial Services & Supplies - 0.2%
Dai Nippon Printing Co Ltd	156,340	2,179,182
Secom Co Ltd	169,200	6,221,557
TOPPAN Holdings Inc	96,300	2,703,388
		11,104,127
Construction & Engineering - 0.2%
Kajima Corp	159,700	3,813,261
Obayashi Corp	261,600	4,058,771
Taisei Corp	66,400	3,600,341
		11,472,373
Electrical Equipment - 0.4%
Fuji Electric Co Ltd	54,100	2,405,651
Fujikura Ltd	101,300	3,769,059
Mitsubishi Electric Corp	766,200	14,822,450
NIDEC CORP	336,300	5,976,500
		26,973,660
Ground Transportation - 0.3%
Central Japan Railway Co	311,200	6,548,849
East Japan Railway Co	365,600	7,925,065
Hankyu Hanshin Holdings Inc	91,700	2,609,005
Tokyo Metro Co Ltd	117,000	1,481,935
Tokyu Corp	214,000	2,595,405
West Japan Railway Co	180,300	3,792,790
		24,953,049
Industrial Conglomerates - 0.7%
Hikari Tsushin Inc	7,100	1,965,436
Hitachi Ltd	1,867,900	46,166,110
Sekisui Chemical Co Ltd	152,200	2,649,502
		50,781,048
Machinery - 1.1%
Daifuku Co Ltd	130,100	3,445,857
FANUC Corp	381,000	9,669,651
Hoshizaki Corp	43,800	1,860,076
Komatsu Ltd	364,000	10,526,725
Kubota Corp	394,100	4,579,598
Makita Corp	95,920	2,805,549
MINEBEA MITSUMI Inc	146,210	2,142,858
Mitsubishi Heavy Industries Ltd	1,291,200	25,453,229
SMC Corp	23,100	7,476,105
Toyota Industries Corp	65,670	7,697,784
Yaskawa Electric Corp	91,300	1,923,627
		77,581,059
Marine Transportation - 0.2%
Kawasaki Kisen Kaisha Ltd	149,600	2,051,662
Mitsui OSK Lines Ltd	138,800	4,622,570
Nippon Yusen KK	176,400	5,763,502
		12,437,734
Passenger Airlines - 0.0%
ANA Holdings Inc (e)	64,400	1,237,087
Japan Airlines Co Ltd	58,100	1,052,622
		2,289,709
Professional Services - 0.4%
Recruit Holdings Co Ltd	565,000	31,309,639
Trading Companies & Distributors - 1.4%
ITOCHU Corp	478,900	24,492,354
Marubeni Corp	568,700	10,082,290
Mitsubishi Corp	1,377,400	26,152,124
Mitsui & Co Ltd	1,016,800	20,560,837
MonotaRO Co Ltd	101,000	1,941,520
Sumitomo Corp	439,100	10,721,236
Toyota Tsusho Corp	256,720	5,101,725
		99,052,086
TOTAL INDUSTRIALS		363,883,149

Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 0.9%
Keyence Corp	78,400	32,778,384
Kyocera Corp	517,200	6,129,715
Murata Manufacturing Co Ltd	672,200	9,576,537
Omron Corp	70,600	2,095,758
Shimadzu Corp	95,400	2,447,386
TDK Corp	783,100	8,356,809
Yokogawa Electric Corp	92,000	1,990,894
		63,375,483
IT Services - 0.7%
Fujitsu Ltd	709,200	15,755,206
NEC Corp	494,700	12,042,396
Nomura Research Institute Ltd	152,220	5,764,185
NTT Data Group Corp	254,300	5,050,499
Obic Co Ltd	130,400	4,551,870
Otsuka Corp	91,900	2,038,151
SCSK Corp	63,000	1,649,245
TIS Inc	85,700	2,476,057
		49,327,609
Semiconductors & Semiconductor Equipment - 0.8%
Advantest Corp	308,700	12,914,758
Disco Corp	37,100	7,178,091
Lasertec Corp	32,300	3,002,944
Renesas Electronics Corp	678,300	7,960,029
SCREEN Holdings Co Ltd	32,700	2,174,453
Tokyo Electron Ltd	180,500	26,876,160
		60,106,435
Software - 0.1%
Oracle Corp Japan	15,500	1,859,718
Trend Micro Inc/Japan	51,100	3,666,455
		5,526,173
Technology Hardware, Storage & Peripherals - 0.3%
Canon Inc	376,100	11,606,353
FUJIFILM Holdings Corp	451,000	9,237,557
Ricoh Co Ltd	212,800	2,238,256
Seiko Epson Corp	116,300	1,613,440
		24,695,606
TOTAL INFORMATION TECHNOLOGY		203,031,306

Materials - 0.8%
Chemicals - 0.6%
Asahi Kasei Corp	505,400	3,522,003
Mitsubishi Chemical Group Corp	546,200	2,655,383
Nippon Paint Holdings Co Ltd	382,000	2,898,797
Nippon Sanso Holdings Corp	69,800	2,228,542
Nitto Denko Corp	284,700	5,004,119
Shin-Etsu Chemical Co Ltd	719,700	21,901,546
Toray Industries Inc	558,700	3,568,148
		41,778,538
Metals & Mining - 0.2%
JFE Holdings Inc	231,900	2,700,713
Nippon Steel Corp	389,700	8,202,294
Sumitomo Metal Mining Co Ltd	99,630	2,210,493
		13,113,500
TOTAL MATERIALS		54,892,038

Real Estate - 0.5%
Office REITs - 0.0%
Nippon Building Fund Inc	3,084	2,860,109
Real Estate Management & Development - 0.5%
Daito Trust Construction Co Ltd	23,600	2,617,821
Daiwa House Industry Co Ltd	225,800	8,170,105
Hulic Co Ltd	185,600	1,934,793
Mitsubishi Estate Co Ltd	428,300	7,523,508
Mitsui Fudosan Co Ltd	1,064,800	10,552,857
Sumitomo Realty & Development Co Ltd	124,700	4,644,614
		35,443,698
TOTAL REAL ESTATE		38,303,807

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	259,560	3,370,470
Kansai Electric Power Co Inc/The	381,800	4,703,943
		8,074,413
Gas Utilities - 0.1%
Osaka Gas Co Ltd	146,530	3,715,717
Tokyo Gas Co Ltd	141,000	4,684,414
		8,400,131
TOTAL UTILITIES		16,474,544

TOTAL JAPAN		1,560,735,267
JORDAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hikma Pharmaceuticals PLC	67,043	1,773,562
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)	75,893	2,144,929
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (b)(c)(d)	85,648	1,515,551
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	54,422	3,420,451
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	188,962	5,548,581
TOTAL LUXEMBOURG		10,484,583
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	881,000	3,203,389
Sands China Ltd (b)	978,000	1,762,911

TOTAL MACAU		4,966,300
NETHERLANDS - 3.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	1,566,716	7,288,135
Entertainment - 0.1%
Universal Music Group NV	331,629	9,751,707
TOTAL COMMUNICATION SERVICES		17,039,842

Consumer Staples - 0.4%
Beverages - 0.2%
Heineken Holding NV Class A	52,217	4,069,797
Heineken NV	116,026	10,386,091
		14,455,888
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	370,835	15,226,139
Food Products - 0.0%
JDE Peet's NV	68,835	1,660,968
TOTAL CONSUMER STAPLES		31,342,995

Financials - 0.9%
Banks - 0.4%
ABN AMRO Bank NV depository receipt (c)(d)	184,584	3,805,729
ABN AMRO Bank NV rights (b)(f)	184,584	156,829
ING Groep NV	1,267,975	24,623,208
		28,585,766
Capital Markets - 0.1%
Euronext NV (c)(d)	31,495	5,244,829
Financial Services - 0.2%
Adyen NV (b)(c)(d)	8,879	14,368,116
EXOR NV	35,614	3,344,627
		17,712,743
Insurance - 0.2%
Aegon Ltd	532,684	3,426,196
ASR Nederland NV (e)	63,852	4,007,344
NN Group NV	108,371	6,617,200
		14,050,740
TOTAL FINANCIALS		65,594,078

Health Care - 0.3%
Biotechnology - 0.2%
Argenx SE (b)	24,320	15,721,643
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	321,869	8,168,979
TOTAL HEALTH CARE		23,890,622

Industrials - 0.3%
Professional Services - 0.3%
Randstad NV	43,720	1,744,383
Wolters Kluwer NV	96,090	16,921,597
		18,665,980
Trading Companies & Distributors - 0.0%
IMCD NV	23,813	3,152,210
TOTAL INDUSTRIALS		21,818,190

Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
ASM International NV	18,879	9,095,923
ASML Holding NV	158,661	104,698,034
BE Semiconductor Industries NV	32,691	3,490,084
		117,284,041
Materials - 0.1%
Chemicals - 0.1%
Akzo Nobel NV	68,801	4,330,413
TOTAL NETHERLANDS		281,300,181
NEW ZEALAND - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	370,508	2,322,244
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	236,135	4,763,556
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	677,549	3,038,636
Information Technology - 0.2%
Software - 0.2%
Xero Ltd (b)	58,570	6,168,189
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	321,465	1,693,472
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	524,988	1,708,928
TOTAL UTILITIES		3,402,400

TOTAL NEW ZEALAND		19,695,025
NORWAY - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telenor ASA	248,067	3,724,558
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	187,494	3,426,054
Orkla ASA	282,409	3,138,059
Salmar ASA	26,597	1,310,241
		7,874,354
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	127,310	2,731,375
Equinor ASA	337,535	7,640,319
		10,371,694
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	360,773	8,974,763
Insurance - 0.0%
Gjensidige Forsikring ASA	80,573	1,878,906
TOTAL FINANCIALS		10,853,669

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	35,436	5,681,532
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	566,554	3,005,238
TOTAL NORWAY		41,511,045
POLAND - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	90,645	1,519,770
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	114,084	2,755,398
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	168,095	2,604,427
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	1,264,198	4,983,041
TOTAL PORTUGAL		10,342,866
SINGAPORE - 1.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	2,993,900	8,661,941
Entertainment - 0.3%
Sea Ltd Class A ADR (b)	147,554	19,779,614
TOTAL COMMUNICATION SERVICES		28,441,555

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	2,436,100	1,381,433
Financials - 0.9%
Banks - 0.8%
DBS Group Holdings Ltd	802,705	26,079,255
Oversea-Chinese Banking Corp Ltd	1,364,164	16,882,572
United Overseas Bank Ltd	509,372	13,528,332
		56,490,159
Capital Markets - 0.1%
Singapore Exchange Ltd	345,400	3,799,697
TOTAL FINANCIALS		60,289,856

Industrials - 0.2%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	629,000	3,571,615
Ground Transportation - 0.2%
Grab Holdings Ltd Class A (b)	928,686	4,531,988
Industrial Conglomerates - 0.0%
Keppel Ltd	586,800	2,950,254
Passenger Airlines - 0.0%
Singapore Airlines Ltd (e)	599,790	3,078,072
TOTAL INDUSTRIALS		14,131,929

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	272,772	6,124,573
Real Estate - 0.1%
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	1,506,789	3,070,322
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	943,265	1,988,017
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	2,352,282	3,871,154
TOTAL REAL ESTATE		8,929,493

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	360,100	1,821,447
TOTAL SINGAPORE		121,120,286
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	511,921	13,974,609
SPAIN - 3.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (c)(d)	213,461	8,638,627
Telefonica SA (e)	1,599,019	8,214,546
		16,853,173
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	181,491	14,223,552
Specialty Retail - 0.3%
Industria de Diseno Textil SA (e)	439,457	23,517,908
TOTAL CONSUMER DISCRETIONARY		37,741,460

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	466,275	5,699,591
Financials - 1.3%
Banks - 1.3%
Banco Bilbao Vizcaya Argentaria SA	2,321,829	31,864,881
Banco de Sabadell SA	2,191,678	6,366,007
Banco Santander SA	6,104,416	42,750,927
CaixaBank SA	1,589,794	12,184,507
		93,166,322
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (b)	120,171	1,129,109
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	71,823	4,483,194
Transportation Infrastructure - 0.1%
Aena SME SA (c)(d)	30,215	7,578,315
TOTAL INDUSTRIALS		12,061,509

Utilities - 0.7%
Electric Utilities - 0.7%
Acciona SA (e)	9,945	1,446,579
Endesa SA	127,960	3,841,426
Iberdrola SA	2,347,329	42,312,625
Redeia Corp SA	163,487	3,426,316
		51,026,946
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	127,073	1,188,346
EDP Renovaveis SA rights 5/5/2025 (b)	135,886	13,854
		1,202,200
TOTAL UTILITIES		52,229,146

TOTAL SPAIN		218,880,310
SWEDEN - 3.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	950,467	3,554,848
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	220,218	3,241,013
TOTAL COMMUNICATION SERVICES		6,795,861

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (b)(c)(d)	64,005	4,433,921
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	228,206	3,306,838
TOTAL CONSUMER DISCRETIONARY		7,740,759

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	245,849	7,081,306
Financials - 0.8%
Banks - 0.4%
Skandinaviska Enskilda Banken AB A Shares	639,297	10,083,372
Svenska Handelsbanken AB A Shares	587,613	7,691,748
Swedbank AB A1 Shares	342,035	8,489,390
		26,264,510
Capital Markets - 0.0%
EQT AB	150,002	4,311,267
Financial Services - 0.4%
Industrivarden AB A Shares	48,018	1,684,144
Industrivarden AB C Shares	62,370	2,185,580
Investor AB B Shares	697,295	20,582,304
L E Lundbergforetagen AB B Shares	30,618	1,613,975
		26,066,003
TOTAL FINANCIALS		56,641,780

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	78,881	2,391,198
Industrials - 1.6%
Aerospace & Defense - 0.1%
Saab AB B Shares	129,041	6,008,732
Building Products - 0.2%
Assa Abloy AB B Shares	403,791	12,256,667
Nibe Industrier AB B Shares	610,541	2,575,951
		14,832,618
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	198,133	3,146,595
Construction & Engineering - 0.0%
Skanska AB B Shares	137,094	3,175,764
Industrial Conglomerates - 0.1%
Investment AB Latour B Shares	59,650	1,609,510
Lifco AB B Shares	93,912	3,631,918
		5,241,428
Machinery - 1.1%
Alfa Laval AB	116,561	4,825,002
Atlas Copco AB A Shares	1,082,119	16,776,736
Atlas Copco AB B Shares	628,825	8,747,144
Epiroc AB A Shares	265,493	5,735,341
Epiroc AB B Shares	157,107	3,075,334
Indutrade AB	110,080	2,970,241
Sandvik AB	429,547	8,892,696
SKF AB B Shares	137,415	2,694,844
Trelleborg AB B Shares	85,829	2,955,242
Volvo AB B Shares	639,939	17,395,796
		74,068,376
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	104,708	3,516,447
Beijer Ref AB B Shares	155,066	2,361,566
		5,878,013
TOTAL INDUSTRIALS		112,351,526

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	1,119,098	9,453,447
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	836,422	8,140,534
TOTAL INFORMATION TECHNOLOGY		17,593,981

Materials - 0.1%
Metals & Mining - 0.0%
Boliden AB (b)	110,188	3,375,580
Paper & Forest Products - 0.1%
Holmen AB B Shares	30,708	1,215,548
Svenska Cellulosa AB SCA B Shares	244,423	3,168,610
		4,384,158
TOTAL MATERIALS		7,759,738

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Fastighets AB Balder B Shares (b)	289,260	2,070,953
Sagax AB B Shares	88,534	2,007,827
		4,078,780
TOTAL SWEDEN		222,434,929
SWITZERLAND - 4.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	10,435	6,953,717
Consumer Discretionary - 0.6%
Specialty Retail - 0.0%
Avolta AG	35,414	1,613,737
Textiles, Apparel & Luxury Goods - 0.6%
Cie Financiere Richemont SA Series A	216,573	38,269,579
Swatch Group AG/The (e)	11,657	2,022,982
		40,292,561
TOTAL CONSUMER DISCRETIONARY		41,906,298

Consumer Staples - 0.2%
Food Products - 0.2%
Barry Callebaut AG (e)	1,437	1,290,140
Chocoladefabriken Lindt & Spruengli AG	43	6,085,176
Chocoladefabriken Lindt & Spruengli AG	378	5,514,170
		12,889,486
Financials - 1.6%
Banks - 0.0%
Banque Cantonale Vaudoise (b)(e)	12,135	1,490,869
Capital Markets - 0.8%
Julius Baer Group Ltd	82,991	5,381,807
Partners Group Holding AG	9,143	11,914,093
UBS Group AG	1,325,018	39,958,439
		57,254,339
Insurance - 0.8%
Baloise Holding AG	16,606	3,687,987
Helvetia Holding AG	14,954	3,284,861
Swiss Life Holding AG	11,573	11,526,027
Zurich Insurance Group AG	58,962	41,820,027
		60,318,902
TOTAL FINANCIALS		119,064,110

Health Care - 0.6%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	20,418	6,268,760
Straumann Holding AG	44,967	5,483,132
		11,751,892
Life Sciences Tools & Services - 0.3%
Lonza Group AG	29,098	20,907,183
Pharmaceuticals - 0.2%
Galderma Group AG	38,336	4,454,380
Sandoz Group AG	168,398	7,300,273
		11,754,653
TOTAL HEALTH CARE		44,413,728

Industrials - 0.9%
Building Products - 0.1%
Geberit AG	13,468	9,304,481
Electrical Equipment - 0.5%
ABB Ltd	637,141	33,647,891
Machinery - 0.2%
Schindler Holding AG	16,404	5,978,462
Schindler Holding AG	9,458	3,346,139
VAT Group AG (c)(d)	10,877	3,878,477
		13,203,078
Marine Transportation - 0.0%
Kuehne + Nagel International AG	19,459	4,452,453
Professional Services - 0.1%
SGS SA (e)	63,987	6,257,988
TOTAL INDUSTRIALS		66,865,891

Information Technology - 0.1%
Software - 0.0%
Temenos AG	22,713	1,623,635
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	61,274	4,605,851
TOTAL INFORMATION TECHNOLOGY		6,229,486

Materials - 0.6%
Chemicals - 0.6%
DSM-Firmenich AG	74,922	8,139,015
EMS-Chemie Holding AG	2,827	2,080,817
Givaudan SA	3,720	17,947,586
Sika AG	61,419	15,349,075
		43,516,493
Containers & Packaging - 0.0%
SIG Group AG (e)	123,203	2,374,944
TOTAL MATERIALS		45,891,437

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Swiss Prime Site AG	31,145	4,388,639
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG (b)	8,509	1,706,232
TOTAL SWITZERLAND		350,309,024
UNITED KINGDOM - 11.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
BT Group PLC	2,607,323	6,039,167
Interactive Media & Services - 0.1%
Auto Trader Group PLC (c)(d)	357,868	4,020,594
Media - 0.1%
Informa PLC	535,910	5,198,001
WPP PLC	434,612	3,369,353
		8,567,354
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	8,192,165	8,050,440
TOTAL COMMUNICATION SERVICES		26,677,555

Consumer Discretionary - 0.7%
Broadline Retail - 0.1%
Next PLC	47,340	7,778,999
Diversified Consumer Services - 0.0%
Pearson PLC	241,574	3,872,729
Hotels, Restaurants & Leisure - 0.5%
Compass Group PLC	683,836	23,055,410
Entain PLC	244,677	2,079,093
InterContinental Hotels Group PLC	63,842	6,812,574
Whitbread PLC	71,074	2,456,098
		34,403,175
Household Durables - 0.0%
Barratt Redrow PLC	555,342	3,447,405
Specialty Retail - 0.1%
JD Sports Fashion PLC	1,044,053	1,093,370
Kingfisher PLC	730,433	2,807,415
		3,900,785
TOTAL CONSUMER DISCRETIONARY		53,403,093

Consumer Staples - 2.6%
Beverages - 0.5%
Coca-Cola Europacific Partners PLC	83,461	7,573,251
Diageo PLC	896,439	25,172,360
		32,745,611
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	706,738	2,512,908
Marks & Spencer Group PLC	826,484	4,294,862
Tesco PLC	2,715,673	13,439,876
		20,247,646
Food Products - 0.0%
Associated British Foods PLC	132,123	3,634,298
Household Products - 0.2%
Reckitt Benckiser Group PLC	276,349	17,837,367
Personal Care Products - 0.9%
Unilever PLC	998,279	63,560,315
Tobacco - 0.7%
British American Tobacco PLC	800,679	34,876,248
Imperial Brands PLC	319,464	13,108,576
		47,984,824
TOTAL CONSUMER STAPLES		186,010,061

Financials - 3.4%
Banks - 2.3%
Barclays PLC	5,809,159	23,141,615
HSBC Holdings PLC	7,200,457	80,266,196
Lloyds Banking Group PLC	24,420,502	23,992,616
NatWest Group PLC	3,082,604	19,828,192
Standard Chartered PLC	828,558	11,933,930
		159,162,549
Capital Markets - 0.7%
3i Group PLC	392,145	22,231,108
London Stock Exchange Group PLC	192,693	30,004,521
Schroders PLC	323,438	1,415,554
		53,651,183
Financial Services - 0.1%
M&G PLC	919,970	2,542,815
Wise PLC Class A (b)	268,409	3,500,180
		6,042,995
Insurance - 0.3%
Admiral Group PLC	104,890	4,554,257
Aviva PLC	1,078,733	8,050,714
Legal & General Group PLC	2,374,159	7,419,678
Phoenix Group Holdings PLC	282,883	2,252,564
		22,277,213
TOTAL FINANCIALS		241,133,940

Health Care - 1.3%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	334,648	4,709,359
Pharmaceuticals - 1.2%
Astrazeneca PLC	624,662	89,493,277
TOTAL HEALTH CARE		94,202,636

Industrials - 2.0%
Aerospace & Defense - 0.9%
BAE Systems PLC	1,212,571	28,110,592
Melrose Industries PLC	517,965	2,993,106
Rolls-Royce Holdings PLC	3,426,329	34,682,928
		65,786,626
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	1,017,050	4,659,401
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	1,080,000	6,090,206
DCC PLC	39,870	2,596,164
Smiths Group PLC	138,107	3,430,789
		12,117,159
Machinery - 0.0%
Spirax Group PLC	29,656	2,321,950
Professional Services - 0.6%
Intertek Group PLC	65,020	3,972,135
RELX PLC	749,195	40,887,429
		44,859,564
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	175,738	9,344,821
Bunzl PLC	133,234	4,186,811
		13,531,632
TOTAL INDUSTRIALS		143,276,332

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	152,946	5,617,586
Software - 0.1%
Sage Group PLC/The	403,869	6,660,673
TOTAL INFORMATION TECHNOLOGY		12,278,259

Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	53,442	2,109,554
Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	285,104	2,251,252
Industrial REITs - 0.1%
Segro PLC	517,771	4,696,367
TOTAL REAL ESTATE		6,947,619

Utilities - 0.7%
Electric Utilities - 0.1%
SSE PLC	444,563	10,023,148
Multi-Utilities - 0.5%
Centrica PLC	2,045,628	4,366,023
National Grid PLC	1,970,889	28,448,016
		32,814,039
Water Utilities - 0.1%
Severn Trent PLC	108,849	4,047,259
United Utilities Group PLC	274,709	4,130,074
		8,177,333
TOTAL UTILITIES		51,014,520

TOTAL UNITED KINGDOM		817,053,569
UNITED STATES - 10.4%
Communication Services - 0.5%
Entertainment - 0.5%
Spotify Technology SA (b)	62,054	38,099,915
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	816,710	7,531,209
Consumer Staples - 1.6%
Food Products - 1.6%
Nestle SA	1,055,508	112,345,511
Energy - 1.5%
Energy Equipment & Services - 0.0%
Tenaris SA	166,459	2,775,694
Oil, Gas & Consumable Fuels - 1.5%
BP PLC	6,494,812	29,989,097
Shell PLC	2,455,598	79,246,428
		109,235,525
TOTAL ENERGY		112,011,219

Financials - 0.3%
Insurance - 0.3%
Swiss Re AG	121,513	21,752,645
Health Care - 4.7%
Biotechnology - 0.4%
CSL Ltd	195,070	31,311,263
Health Care Equipment & Supplies - 0.3%
Alcon AG	201,312	19,429,956
Life Sciences Tools & Services - 0.0%
QIAGEN NV	86,892	3,716,436
Pharmaceuticals - 4.0%
GSK PLC	1,669,931	33,035,724
Haleon PLC	3,647,287	18,352,670
Novartis AG	794,023	90,564,128
Roche Holding AG	283,038	92,549,610
Roche Holding AG (e)	12,895	4,493,369
Sanofi SA	457,982	50,099,486
		289,094,987
TOTAL HEALTH CARE		343,552,642

Industrials - 1.1%
Construction & Engineering - 0.1%
Ferrovial SE	191,045	9,280,318
Electrical Equipment - 0.7%
Schneider Electric SE	220,307	51,473,802
Professional Services - 0.3%
Experian PLC	370,535	18,434,500
TOTAL INDUSTRIALS		79,188,620

Information Technology - 0.2%
Software - 0.2%
CyberArk Software Ltd (b)	18,865	6,643,499
Monday.com Ltd (b)	15,065	4,233,114
		10,876,613
Materials - 0.4%
Construction Materials - 0.4%
Holcim AG	209,978	23,464,618
James Hardie Industries PLC depository receipt (b)	173,157	4,064,377
		27,528,995
TOTAL UNITED STATES		752,887,369
TOTAL COMMON STOCKS (Cost $4,849,427,264)		7,091,662,377

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	22,550	1,804,808
Dr Ing hc F Porsche AG (c)(d)	45,876	2,306,262
Porsche Automobil Holding SE	61,689	2,543,489
Volkswagen AG	83,073	9,039,202
		15,693,761
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	68,187	5,283,602
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	10,558	2,716,259
TOTAL GERMANY		23,693,622
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $26,969,739)		23,693,622

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (h) (Cost $3,699,857)	4.25	3,712,000	3,699,817

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	63,706,751	63,719,492
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	61,280,338	61,286,466
TOTAL MONEY MARKET FUNDS (Cost $125,005,958)			125,005,958

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,005,102,818)	7,244,061,774
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,480,179
NET ASSETS - 100.0%	7,246,541,953

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,050	Jun 2025	130,971,750	5,769,475	5,769,475

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $86,477,910 or 1.2% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $86,477,910 or 1.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,699,817.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	42,594,444	1,070,915,580	1,049,790,532	2,067,348	-	-	63,719,492	63,706,751	0.1%
Fidelity Securities Lending Cash Central Fund	34,483,532	134,472,752	107,669,818	94,472	-	-	61,286,466	61,280,338	0.2%
Total	77,077,976	1,205,388,332	1,157,460,350	2,161,820	-	-	125,005,958

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	372,271,038	107,319,581	264,951,457	-
Consumer Discretionary	718,218,672	190,068,018	528,150,654	-
Consumer Staples	602,094,348	99,706,326	502,388,022	-
Energy	224,346,404	5,793,605	218,552,799	-
Financials	1,665,130,070	435,373,789	1,229,756,281	-
Health Care	851,356,561	151,584,020	699,772,541	-
Industrials	1,286,387,529	305,304,251	981,083,278	-
Information Technology	575,741,459	188,494,379	387,247,080	-
Materials	407,020,192	86,587,606	320,432,586	-
Real Estate	137,143,144	49,512,688	87,630,456	-
Utilities	251,952,960	60,076,753	191,876,207	-

Non-Convertible Preferred Stocks
Consumer Discretionary	15,693,761	1,804,808	13,888,953	-
Consumer Staples	5,283,602	5,283,602	-	-
Health Care	2,716,259	2,716,259	-	-

U.S. Treasury Obligations	3,699,817	-	3,699,817	-

Money Market Funds	125,005,958	125,005,958	-	-
Total Investments in Securities:	7,244,061,774	1,814,631,643	5,429,430,131	-
Derivative Instruments:

Assets
Futures Contracts	5,769,475	5,769,475	-	-
Total Assets	5,769,475	5,769,475	-	-
Total Derivative Instruments:	5,769,475	5,769,475	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,769,475	0
Total Equity Risk	5,769,475	0
Total Value of Derivatives	5,769,475	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $57,472,556) - See accompanying schedule:
Unaffiliated issuers (cost $4,880,096,860)	$7,119,055,816
Fidelity Central Funds (cost $125,005,958)	125,005,958

Total Investment in Securities (cost $5,005,102,818)		$7,244,061,774
Segregated cash with brokers for derivative instruments		2,546,242
Foreign currency held at value (cost $1,143,228)		1,142,982
Receivable for investments sold		417,747
Receivable for fund shares sold		1,183,545
Dividends receivable		31,023,326
Reclaims receivable		31,466,423
Interest receivable		1,008
Distributions receivable from Fidelity Central Funds		244,067
Prepaid expenses		2,443
Receivable from investment adviser for expense reductions		52,721
Total assets		7,312,142,278
Liabilities
Payable for investments purchased on a delayed delivery basis	$350,806
Payable for fund shares redeemed	3,257,701
Accrued management fee	209,374
Payable for daily variation margin on futures contracts	258,183
Other payables and accrued expenses	237,795
Collateral on securities loaned	61,286,466
Total liabilities		65,600,325
Net Assets		$7,246,541,953
Net Assets consist of:
Paid in capital		$6,050,852,172
Total accumulated earnings (loss)		1,195,689,781
Net Assets		$7,246,541,953
Net Asset Value, offering price and redemption price per share ($7,246,541,953 ÷ 471,781,773 shares)		$15.36
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$128,427,474
Foreign Tax Reclaims		11,188,557
Interest		224,125
Income from Fidelity Central Funds (including $94,472 from security lending)		2,161,820
Income before foreign taxes withheld		$142,001,976
Less foreign taxes withheld		(16,157,167)
Total income		125,844,809
Expenses
Management fee	$1,467,284
Custodian fees and expenses	351,256
Independent trustees' fees and expenses	11,217
Registration fees	40,187
Audit fees	48,722
Legal	173,782
Interest	518,182
Miscellaneous	13,926
Total expenses before reductions	2,624,556
Expense reductions	(462,212)
Total expenses after reductions		2,162,344
Net Investment income (loss)		123,682,465
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(33,373,955)
Foreign currency transactions	(2,907,210)
Futures contracts	3,309,570
Total net realized gain (loss)		(32,971,595)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	636,782,040
Assets and liabilities in foreign currencies	2,958,283
Futures contracts	8,549,918
Total change in net unrealized appreciation (depreciation)		648,290,241
Net gain (loss)		615,318,646
Net increase (decrease) in net assets resulting from operations		$739,001,111
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$123,682,465	$223,081,325
Net realized gain (loss)	(32,971,595)	1,465,240
Change in net unrealized appreciation (depreciation)	648,290,241	1,004,365,987
Net increase (decrease) in net assets resulting from operations	739,001,111	1,228,912,552
Distributions to shareholders	(251,491,324)	(133,160,875)

Share transactions
Proceeds from sales of shares	791,755,055	3,474,808,836
Reinvestment of distributions	244,620,461	131,710,052
Cost of shares redeemed	(2,804,270,333)	(856,115,640)

Net increase (decrease) in net assets resulting from share transactions	(1,767,894,817)	2,750,403,248
Total increase (decrease) in net assets	(1,280,385,030)	3,846,154,925

Net Assets
Beginning of period	8,526,926,983	4,680,772,058
End of period	$7,246,541,953	$8,526,926,983

Other Information
Shares
Sold	56,319,200	251,766,102
Issued in reinvestment of distributions	17,366,987	9,932,885
Redeemed	(188,601,686)	(60,378,118)
Net increase (decrease)	(114,915,499)	201,320,869

Financial Highlights
Fidelity® SAI International Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.53	$12.15	$10.88	$14.52	$11.04	$12.19
Income from Investment Operations
Net investment income (loss) A,B	.21	.43	.39	.42	.37	.28
Net realized and unrealized gain (loss)	1.04	2.25	1.27	(3.68)	3.36	(1.04)
Total from investment operations	1.25	2.68	1.66	(3.26)	3.73	(.76)
Distributions from net investment income	(.42)	(.30)	(.39)	(.38)	(.25)	(.39)
Total distributions	(.42)	(.30)	(.39)	(.38)	(.25)	(.39)
Net asset value, end of period	$15.36	$14.53	$12.15	$10.88	$14.52	$11.04
Total Return C,D	8.90%	22.26%	15.43%	(23.00)%	34.09%	(6.51)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.06% G	.05%	.06%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05 % G	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions, if any	.05% G	.04%	.04%	.04%	.04%	.04%
Net investment income (loss)	2.96% G	3.00%	3.12%	3.28%	2.66%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$7,246,542	$8,526,927	$4,680,772	$3,168,926	$6,252,147	$3,657,921
Portfolio turnover rate H	17 % G	4%	18%	20%	10%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity SAI International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,367,258,481
Gross unrealized depreciation	(182,888,398)
Net unrealized appreciation (depreciation)	$2,184,370,083
Tax cost	$5,065,461,166

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(452,670,517)
Long-term	(586,176,497)
Total capital loss carryforward	$(1,038,847,014)

Due to large subscriptions in a prior period, approximately $906,676,509 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $249,916,389 of those capital losses per year to offset capital gains.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Index Fund	705,765,623	2,558,601,181
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .035% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI International Index Fund.	Borrower	88,650,022	4.57%	518,182

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI International Index Fund	6,579
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Index Fund	10,452	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .035% of average net assets. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $462,202.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $10.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity SAI International Index Fund	47%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Index Fund	49%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9870291.109
SV7-SANN-0625
Fidelity® U.S. Sustainability Index Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® U.S. Sustainability Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 92.5%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	44,474	2,537,686
BRAZIL - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
MercadoLibre Inc (b)	6,203	14,458,263
IRELAND - 0.7%
Information Technology - 0.7%
IT Services - 0.7%
Accenture PLC Class A	92,847	27,775,180
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	36,427	6,713,860
UNITED STATES - 91.2%
Communication Services - 8.8%
Diversified Telecommunication Services - 0.7%
Verizon Communications Inc	605,069	26,659,340
Entertainment - 0.9%
Electronic Arts Inc	41,884	6,076,949
Take-Two Interactive Software Inc (b)	26,713	6,232,677
Walt Disney Co/The	269,126	24,477,010
		36,786,636
Interactive Media & Services - 6.5%
Alphabet Inc Class A	856,815	136,062,223
Alphabet Inc Class C	753,153	121,174,786
		257,237,009
Media - 0.7%
Charter Communications Inc Class A (b)	10,682	4,185,849
Comcast Corp Class A	538,203	18,406,543
Fox Corp Class A	21,137	1,052,410
Interpublic Group of Cos Inc/The	42,225	1,060,692
Omnicom Group Inc	24,449	1,862,036
		26,567,530
TOTAL COMMUNICATION SERVICES		347,250,515

Consumer Discretionary - 9.8%
Automobiles - 3.2%
Rivian Automotive Inc Class A (b)	114,082	1,558,360
Tesla Inc (b)	437,894	123,556,171
		125,114,531
Broadline Retail - 0.0%
eBay Inc	32,972	2,247,372
Distributors - 0.2%
Genuine Parts Co	21,831	2,566,234
LKQ Corp	62,275	2,379,528
Pool Corp	5,936	1,740,079
		6,685,841
Hotels, Restaurants & Leisure - 2.4%
Booking Holdings Inc	4,857	24,767,203
Darden Restaurants Inc	13,970	2,802,941
Domino's Pizza Inc	5,481	2,687,718
DoorDash Inc Class A (b)	44,590	8,600,965
Hilton Worldwide Holdings Inc	35,575	8,021,451
McDonald's Corp	106,488	34,038,889
Royal Caribbean Cruises Ltd	33,720	7,246,765
Yum! Brands Inc	40,463	6,087,254
		94,253,186
Household Durables - 0.4%
DR Horton Inc	47,350	5,982,200
NVR Inc (b)	603	4,296,827
PulteGroup Inc	42,785	4,388,885
		14,667,912
Specialty Retail - 3.2%
AutoZone Inc (b)	2,395	9,011,427
Best Buy Co Inc	27,382	1,826,106
Burlington Stores Inc (b)	10,361	2,331,639
CarMax Inc (b)	21,832	1,411,875
Dick's Sporting Goods Inc	10,037	1,884,346
Home Depot Inc/The	145,320	52,386,408
Lowe's Cos Inc	79,683	17,813,931
O'Reilly Automotive Inc (b)	7,442	10,531,918
TJX Cos Inc/The	157,951	20,325,135
Tractor Supply Co	75,110	3,802,068
Ulta Beauty Inc (b)	7,439	2,943,166
Williams-Sonoma Inc	18,778	2,900,638
		127,168,657
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp (b)	23,856	2,643,960
Lululemon Athletica Inc (b)	15,927	4,312,554
NIKE Inc Class B	169,163	9,540,793
		16,497,307
TOTAL CONSUMER DISCRETIONARY		386,634,806

Consumer Staples - 5.4%
Beverages - 2.1%
Coca-Cola Co/The	592,496	42,985,585
Keurig Dr Pepper Inc	176,313	6,098,666
Monster Beverage Corp (b)	114,299	6,871,656
PepsiCo Inc	194,196	26,329,094
		82,285,001
Consumer Staples Distribution & Retail - 0.5%
Albertsons Cos Inc Class A	42,755	939,755
Dollar General Corp	31,395	2,941,398
Kroger Co/The	76,240	5,505,290
Sysco Corp	58,203	4,155,694
Target Corp	64,113	6,199,728
Walgreens Boots Alliance Inc	87,917	964,449
		20,706,314
Food Products - 0.5%
Bunge Global SA	26,632	2,096,471
Conagra Brands Inc	90,118	2,226,816
General Mills Inc	82,306	4,670,042
Hormel Foods Corp	40,119	1,199,558
JM Smucker Co	21,391	2,487,132
Kellanova	43,112	3,568,380
McCormick & Co Inc/MD	31,336	2,402,218
The Campbell's Company	30,671	1,118,265
		19,768,882
Household Products - 2.0%
Church & Dwight Co Inc	41,384	4,111,087
Clorox Co/The	23,175	3,297,802
Colgate-Palmolive Co	125,118	11,534,628
Kimberly-Clark Corp	54,638	7,200,196
Procter & Gamble Co/The	333,973	54,293,991
		80,437,704
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	49,227	2,951,650
Kenvue Inc	303,953	7,173,291
		10,124,941
TOTAL CONSUMER STAPLES		213,322,842

Energy - 1.5%
Energy Equipment & Services - 0.4%
Baker Hughes Co Class A	127,696	4,520,438
Halliburton Co	190,284	3,771,429
Schlumberger NV	208,433	6,930,398
		15,222,265
Oil, Gas & Consumable Fuels - 1.1%
Cheniere Energy Inc	30,653	7,084,215
Marathon Petroleum Corp	52,843	7,261,157
ONEOK Inc	77,748	6,387,776
Phillips 66	61,364	6,385,538
Targa Resources Corp	14,483	2,475,144
Valero Energy Corp	48,002	5,572,552
Williams Cos Inc/The	156,016	9,137,857
		44,304,239
TOTAL ENERGY		59,526,504

Financials - 12.9%
Banks - 0.9%
Citizens Financial Group Inc	65,296	2,408,769
Huntington Bancshares Inc/OH	203,911	2,962,827
KeyCorp	166,607	2,472,448
PNC Financial Services Group Inc/The	50,296	8,082,064
Regions Financial Corp	153,858	3,140,242
Truist Financial Corp	178,816	6,855,805
US Bancorp	221,658	8,941,684
		34,863,839
Capital Markets - 3.8%
Ameriprise Financial Inc	15,846	7,463,783
Bank of New York Mellon Corp/The	99,661	8,013,741
Blackrock Inc	20,762	18,981,866
Cboe Global Markets Inc	16,187	3,590,277
Charles Schwab Corp/The	248,667	20,241,494
FactSet Research Systems Inc	5,391	2,330,098
Franklin Resources Inc	90,751	1,702,488
Intercontinental Exchange Inc	78,338	13,158,434
LPL Financial Holdings Inc	12,214	3,905,915
Moody's Corp	23,044	10,441,697
Morgan Stanley	172,020	19,854,548
Nasdaq Inc	60,815	4,634,711
Northern Trust Corp	28,604	2,688,204
Raymond James Financial Inc	27,395	3,754,211
S&P Global Inc	45,478	22,741,274
State Street Corp	39,947	3,519,331
T Rowe Price Group Inc	35,156	3,113,064
		150,135,136
Consumer Finance - 1.1%
Ally Financial Inc	68,380	2,233,290
American Express Co	83,136	22,148,262
Capital One Financial Corp	46,310	8,347,841
Discover Financial Services	36,540	6,674,762
Synchrony Financial	61,546	3,197,315
		42,601,470
Financial Services - 4.8%
Equitable Holdings Inc	70,493	3,485,879
Fidelity National Information Services Inc	88,391	6,972,282
Fiserv Inc (b)	84,628	15,619,790
Mastercard Inc Class A	121,323	66,492,283
PayPal Holdings Inc (b)	140,833	9,272,445
Visa Inc Class A	253,598	87,618,109
		189,460,788
Insurance - 2.3%
AFLAC Inc	71,789	7,802,029
Allstate Corp/The	39,613	7,858,823
Arch Capital Group Ltd	55,870	5,066,292
Assurant Inc	10,549	2,033,213
Hartford Insurance Group Inc/The	41,413	5,080,133
Marsh & McLennan Cos Inc	69,268	15,617,856
Principal Financial Group Inc	41,747	3,095,540
Progressive Corp/The	89,365	25,177,695
Prudential Financial Inc	53,849	5,530,831
The Travelers Companies, Inc.	31,611	8,349,413
Willis Towers Watson PLC	14,907	4,588,375
		90,200,200
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Annaly Capital Management Inc	93,821	1,838,892
TOTAL FINANCIALS		509,100,325

Health Care - 10.2%
Biotechnology - 1.1%
Amgen Inc	75,095	21,846,637
Biogen Inc (b)	23,171	2,805,545
Gilead Sciences Inc	168,111	17,910,546
Neurocrine Biosciences Inc (b)	11,993	1,291,526
		43,854,254
Health Care Equipment & Supplies - 0.8%
Align Technology Inc (b)	10,042	1,740,279
Cooper Cos Inc/The (b)	23,758	1,940,316
Dexcom Inc (b)	53,557	3,822,899
Edwards Lifesciences Corp (b)	83,939	6,336,555
GE HealthCare Technologies Inc	52,434	3,687,683
Hologic Inc (b)	23,250	1,353,150
IDEXX Laboratories Inc (b)	11,462	4,959,034
Insulet Corp (b)	8,429	2,126,552
Solventum Corp (b)	19,195	1,269,173
STERIS PLC	13,058	2,934,655
Zimmer Biomet Holdings Inc	21,149	2,179,404
		32,349,700
Health Care Providers & Services - 1.5%
Cencora Inc	26,476	7,748,731
Cigna Group/The	41,177	14,001,827
DaVita Inc (b)	9,298	1,316,132
Elevance Health Inc	33,521	14,098,262
HCA Healthcare Inc	28,315	9,770,940
Humana Inc	17,837	4,677,575
Labcorp Holdings Inc	13,277	3,199,890
Molina Healthcare Inc (b)	8,402	2,747,538
Quest Diagnostics Inc	19,587	3,490,795
		61,051,690
Life Sciences Tools & Services - 1.1%
Agilent Technologies Inc	42,614	4,585,266
Avantor Inc (b)	137,894	1,791,243
Bio-Techne Corp	26,051	1,311,668
Danaher Corp	104,087	20,747,662
IQVIA Holdings Inc (b)	32,594	5,054,352
Mettler-Toledo International Inc (b)	3,538	3,787,677
Waters Corp (b)	9,234	3,210,939
West Pharmaceutical Services Inc	11,274	2,382,083
		42,870,890
Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co	291,031	14,609,756
Eli Lilly & Co	124,207	111,655,884
Johnson & Johnson	357,259	55,843,154
Merck & Co Inc	381,947	32,541,884
Zoetis Inc Class A	64,530	10,092,492
		224,743,170
TOTAL HEALTH CARE		404,869,704

Industrials - 7.8%
Aerospace & Defense - 0.9%
Axon Enterprise Inc (b)	8,900	5,458,370
GE Aerospace	158,643	31,972,910
		37,431,280
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	18,201	1,623,893
Expeditors International of Washington Inc	27,481	3,020,437
United Parcel Service Inc Class B	113,309	10,798,348
		15,442,678
Building Products - 1.1%
Allegion plc	17,845	2,484,024
Carrier Global Corp	113,970	7,127,684
Fortune Brands Innovations Inc	31,968	1,720,518
Johnson Controls International plc	94,373	7,917,895
Lennox International Inc	6,664	3,643,542
Owens Corning	15,435	2,244,403
Trane Technologies PLC	36,361	13,937,535
		39,075,601
Commercial Services & Supplies - 0.3%
Cintas Corp	47,276	10,007,384
Veralto Corp	31,207	2,992,751
		13,000,135
Construction & Engineering - 0.2%
EMCOR Group Inc	4,199	1,682,538
Quanta Services Inc	17,023	4,982,462
		6,665,000
Electrical Equipment - 0.5%
Eaton Corp PLC	56,454	16,618,364
Rockwell Automation Inc	14,813	3,668,884
		20,287,248
Ground Transportation - 0.8%
CSX Corp	270,749	7,599,924
JB Hunt Transport Services Inc	16,389	2,140,076
Old Dominion Freight Line Inc	28,211	4,324,182
Union Pacific Corp	88,218	19,025,094
		33,089,276
Industrial Conglomerates - 0.2%
3M Co	70,492	9,792,044
Machinery - 2.1%
Caterpillar Inc	75,836	23,453,800
CNH Industrial NV Class A	206,862	2,393,393
Cummins Inc	19,560	5,747,510
Deere & Co	36,912	17,110,927
Dover Corp	18,893	3,224,090
Fortive Corp	51,346	3,578,303
Graco Inc	32,595	2,660,078
IDEX Corp	12,616	2,194,806
Illinois Tool Works Inc	39,664	9,515,790
Ingersoll Rand Inc	63,145	4,763,027
Pentair PLC	24,851	2,254,731
Xylem Inc/NY	33,254	4,009,435
		80,905,890
Professional Services - 0.8%
Automatic Data Processing Inc	52,507	15,783,605
Broadridge Financial Solutions Inc	16,387	3,972,209
Dayforce Inc (b)	26,551	1,536,506
Paychex Inc	40,534	5,963,362
TransUnion	33,521	2,780,902
		30,036,584
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc	36,165	6,135,754
United Rentals Inc	11,218	7,083,606
WW Grainger Inc	7,592	7,776,562
		20,995,922
TOTAL INDUSTRIALS		306,721,658

Information Technology - 29.1%
Communications Equipment - 0.0%
Juniper Networks Inc	11,497	417,571
Electronic Equipment, Instruments & Components - 0.1%
Keysight Technologies Inc (b)	20,315	2,953,801
Trimble Inc (b)	30,383	1,888,000
		4,841,801
IT Services - 1.1%
Akamai Technologies Inc (b)	31,395	2,529,809
Gartner Inc (b)	13,042	5,491,725
IBM Corporation	136,818	33,085,330
Twilio Inc Class A (b)	15,095	1,459,837
		42,566,701
Semiconductors & Semiconductor Equipment - 12.2%
Advanced Micro Devices Inc (b)	232,301	22,614,502
Applied Materials Inc	108,008	16,277,886
First Solar Inc (b)	14,826	1,865,407
Intel Corp	629,173	12,646,377
Lam Research Corp	163,978	11,752,303
Marvell Technology Inc	125,196	7,307,691
NVIDIA Corp	3,567,783	388,602,924
Texas Instruments Inc	129,632	20,747,602
		481,814,692
Software - 15.7%
Adobe Inc (b)	64,786	24,293,454
ANSYS Inc (b)	14,741	4,744,833
Atlassian Corp Class A (b)	24,202	5,525,559
Autodesk Inc (b)	33,400	9,159,950
Cadence Design Systems Inc (b)	40,667	12,108,193
Docusign Inc (b)	37,754	3,086,390
Fair Isaac Corp (b)	4,090	8,137,791
Gen Digital Inc	118,346	3,061,611
HubSpot Inc (b)	8,139	4,976,999
Intuit Inc	41,341	25,940,237
Manhattan Associates Inc (b)	14,570	2,584,571
Microsoft Corp	1,019,703	403,047,808
Palo Alto Networks Inc (b)	92,168	17,228,964
PTC Inc (b)	28,071	4,350,163
Salesforce Inc	145,796	39,176,843
Servicenow Inc (b)	31,178	29,775,302
Synopsys Inc (b)	23,386	10,734,408
Workday Inc Class A (b)	34,039	8,339,555
Zscaler Inc (b)	15,994	3,617,363
		619,889,994
TOTAL INFORMATION TECHNOLOGY		1,149,530,759

Materials - 2.5%
Chemicals - 1.5%
Air Products and Chemicals Inc	31,137	8,440,929
Ecolab Inc	37,936	9,538,248
International Flavors & Fragrances Inc	35,920	2,818,283
Linde PLC	68,885	31,220,749
LyondellBasell Industries NV Class A1	59,586	3,468,501
PPG Industries Inc	42,981	4,678,912
		60,165,622
Construction Materials - 0.4%
CRH PLC	102,579	9,788,088
Martin Marietta Materials Inc	8,600	4,506,228
		14,294,316
Containers & Packaging - 0.2%
Avery Dennison Corp	12,638	2,162,488
Ball Corp	43,528	2,260,844
International Paper Co	69,322	3,166,630
Smurfit WestRock PLC	73,004	3,067,628
		10,657,590
Metals & Mining - 0.4%
Newmont Corp	159,127	8,382,810
Nucor Corp	32,121	3,834,284
Steel Dynamics Inc	21,156	2,744,145
		14,961,239
TOTAL MATERIALS		100,078,767

Real Estate - 2.2%
Health Care REITs - 0.3%
Healthpeak Properties Inc	70,621	1,259,878
Welltower Inc	77,664	11,850,750
		13,110,628
Industrial REITs - 0.4%
Prologis Inc	130,355	13,322,281
Office REITs - 0.0%
BXP Inc	24,459	1,558,772
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	41,743	5,100,160
Specialized REITs - 1.4%
American Tower Corp	68,387	15,415,114
Crown Castle Inc	64,829	6,856,315
Digital Realty Trust Inc	45,561	7,314,363
Equinix Inc	13,728	11,816,376
Iron Mountain Inc	47,277	4,239,329
SBA Communications Corp Class A	18,091	4,403,349
Weyerhaeuser Co	105,925	2,744,517
		52,789,363
TOTAL REAL ESTATE		85,881,204

Utilities - 1.0%
Electric Utilities - 0.3%
Edison International	47,448	2,538,942
Eversource Energy	35,563	2,115,287
Exelon Corp	123,058	5,771,420
NRG Energy Inc	25,308	2,773,251
		13,198,900
Gas Utilities - 0.0%
Atmos Energy Corp	23,282	3,739,787
Multi-Utilities - 0.4%
CMS Energy Corp	40,309	2,968,758
Consolidated Edison Inc	39,137	4,412,697
NiSource Inc	51,425	2,011,232
Sempra	75,771	5,627,512
		15,020,199
Water Utilities - 0.3%
American Water Works Co Inc	36,448	5,358,220
Essential Utilities Inc	115,385	4,745,785
		10,104,005
TOTAL UTILITIES		42,062,891

TOTAL UNITED STATES		3,604,979,975
TOTAL COMMON STOCKS (Cost $2,693,501,652)		3,656,464,964

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (d) (Cost $9,035,345)	4.25	9,065,000	9,035,248

Money Market Funds - 6.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $273,495,840)	4.33	273,441,152	273,495,840

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $2,976,032,837)	3,938,996,052
NET OTHER ASSETS (LIABILITIES) - 0.4%	15,948,343
NET ASSETS - 100.0%	3,954,944,395

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini NASDAQ 100 Index Contracts (United States)	153	Jun 2025	60,155,010	(139,421)	(139,421)
CME E-Mini S&P 500 Index Contracts (United States)	856	Jun 2025	239,123,600	(2,216,046)	(2,216,046)

TOTAL FUTURES CONTRACTS					(2,355,467)
The notional amount of futures purchased as a percentage of Net Assets is 7.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,035,249.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	425,050,021	346,403,608	497,957,789	10,359,553	-	-	273,495,840	273,441,152	0.5%
Total	425,050,021	346,403,608	497,957,789	10,359,553	-	-	273,495,840

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	347,250,515	347,250,515	-	-
Consumer Discretionary	403,630,755	403,630,755	-	-
Consumer Staples	213,322,842	213,322,842	-	-
Energy	59,526,504	59,526,504	-	-
Financials	509,100,325	509,100,325	-	-
Health Care	404,869,704	404,869,704	-	-
Industrials	306,721,658	306,721,658	-	-
Information Technology	1,184,019,799	1,184,019,799	-	-
Materials	100,078,767	100,078,767	-	-
Real Estate	85,881,204	85,881,204	-	-
Utilities	42,062,891	42,062,891	-	-

U.S. Treasury Obligations	9,035,248	-	9,035,248	-

Money Market Funds	273,495,840	273,495,840	-	-
Total Investments in Securities:	3,938,996,052	3,929,960,804	9,035,248	-
Derivative Instruments:

Liabilities
Futures Contracts	(2,355,467)	(2,355,467)	-	-
Total Liabilities	(2,355,467)	(2,355,467)	-	-
Total Derivative Instruments:	(2,355,467)	(2,355,467)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(2,355,467)
Total Equity Risk	0	(2,355,467)
Total Value of Derivatives	0	(2,355,467)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,702,536,997)	$3,665,500,212
Fidelity Central Funds (cost $273,495,840)	273,495,840

Total Investment in Securities (cost $2,976,032,837)		$3,938,996,052
Segregated cash with brokers for derivative instruments		14,471,304
Receivable for fund shares sold		1,557,341
Dividends receivable		2,462,331
Distributions receivable from Fidelity Central Funds		1,030,603
Receivable for daily variation margin on futures contracts		178,138
Total assets		3,958,695,769
Liabilities
Payable for fund shares redeemed	$3,400,461
Accrued management fee	350,913
Total liabilities		3,751,374
Net Assets		$3,954,944,395
Net Assets consist of:
Paid in capital		$3,051,870,979
Total accumulated earnings (loss)		903,073,416
Net Assets		$3,954,944,395
Net Asset Value, offering price and redemption price per share ($3,954,944,395 ÷ 162,962,081 shares)		$24.27
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$23,703,174
Interest		580,530
Income from Fidelity Central Funds		10,359,553
Total income		34,643,257
Expenses
Management fee	$2,373,051
Independent trustees' fees and expenses	5,682
Total expenses before reductions	2,378,733
Expense reductions	(591)
Total expenses after reductions		2,378,142
Net Investment income (loss)		32,265,115
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(407,618)
Futures contracts	(23,913,027)
Total net realized gain (loss)		(24,320,645)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(169,218,396)
Futures contracts	(6,767,490)
Total change in net unrealized appreciation (depreciation)		(175,985,886)
Net gain (loss)		(200,306,531)
Net increase (decrease) in net assets resulting from operations		$(168,041,416)
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,265,115	$57,422,027
Net realized gain (loss)	(24,320,645)	41,469,621
Change in net unrealized appreciation (depreciation)	(175,985,886)	943,333,770
Net increase (decrease) in net assets resulting from operations	(168,041,416)	1,042,225,418
Distributions to shareholders	(56,325,292)	(32,020,496)

Share transactions
Proceeds from sales of shares	551,482,062	1,708,050,544
Reinvestment of distributions	51,816,528	29,325,296
Cost of shares redeemed	(619,013,617)	(976,068,420)

Net increase (decrease) in net assets resulting from share transactions	(15,715,027)	761,307,420
Total increase (decrease) in net assets	(240,081,735)	1,771,512,342

Net Assets
Beginning of period	4,195,026,130	2,423,513,788
End of period	$3,954,944,395	$4,195,026,130

Other Information
Shares
Sold	21,133,271	74,600,297
Issued in reinvestment of distributions	1,932,011	1,430,502
Redeemed	(24,470,913)	(41,397,978)
Net increase (decrease)	(1,405,631)	34,632,821

Financial Highlights
Fidelity® U.S. Sustainability Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.52	$18.68	$16.85	$20.91	$14.29	$13.18
Income from Investment Operations
Net investment income (loss) A,B	.19	.37	.27	.25	.23	.23
Net realized and unrealized gain (loss)	(1.10)	6.71	1.81	(4.10)	6.56	1.08
Total from investment operations	(.91)	7.08	2.08	(3.85)	6.79	1.31
Distributions from net investment income	(.34)	(.24)	(.25)	(.17)	(.17)	(.18)
Distributions from net realized gain	-	-	-	(.04)	-	(.02)
Total distributions	(.34)	(.24)	(.25)	(.21)	(.17)	(.20)
Net asset value, end of period	$24.27	$25.52	$18.68	$16.85	$20.91	$14.29
Total Return C,D	(3.71) %	38.21%	12.47%	(18.58)%	47.84%	9.99%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.11% G	.11%	.11%	.11%	.11%	.11%
Expenses net of fee waivers, if any	.11 % G	.11%	.11%	.11%	.11%	.11%
Expenses net of all reductions, if any	.11% G	.11%	.11%	.11%	.11%	.11%
Net investment income (loss)	1.50% G	1.56%	1.48%	1.37%	1.28%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$3,954,944	$4,195,026	$2,423,514	$2,179,401	$1,868,457	$488,752
Portfolio turnover rate H	2 % G	9%	21%	9%	12%	10%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity U.S. Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,142,287,714
Gross unrealized depreciation	(194,106,040)
Net unrealized appreciation (depreciation)	$948,181,674
Tax cost	$2,988,458,910

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(32,991,076)
Long-term	(1,997,872)
Total capital loss carryforward	$(34,988,948)

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity U.S. Sustainability Index Fund	487,143,687

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Sustainability Index Fund	124,353,369	46,886,739
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .11% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity U.S. Sustainability Index Fund	3,646,591	3,805,972	1,343,117
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $591.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9883816.107
USY-SANN-0625
Fidelity® SAI Emerging Markets Index Fund

Semi-Annual Report
April 30, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Emerging Markets Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.3%
	Shares	Value ($)
BRAZIL - 4.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	496,960	2,433,508
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	454,700	1,518,297
TOTAL COMMUNICATION SERVICES		3,951,805

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Vibra Energia SA	541,749	1,794,644
Consumer Staples - 0.2%
Beverages - 0.1%
Ambev SA	2,539,998	6,521,021
Consumer Staples Distribution & Retail - 0.1%
Raia Drogasil SA	691,860	2,418,703
Food Products - 0.0%
BRF SA	271,200	1,084,771
Personal Care Products - 0.0%
Natura & Co Holding SA (b)	483,926	810,928
TOTAL CONSUMER STAPLES		10,835,423

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleo Brasileiro SA	2,353,900	12,439,048
Petroleo Brasileiro SA	2,049,008	11,571,624
PRIO SA/Brazil (b)	433,100	2,572,584
Ultrapar Participacoes SA	389,638	1,224,152
		27,807,408
Financials - 1.8%
Banks - 1.4%
Banco Bradesco SA	2,867,588	6,937,611
Banco Bradesco SA	844,012	1,818,854
Banco do Brasil SA	924,910	4,714,879
Itau Unibanco Holding SA	2,863,638	17,953,400
Itausa SA	3,100,215	5,845,185
Itausa SA	54,802	103,131
NU Holdings Ltd/Cayman Islands Class A (b)	1,714,181	21,307,270
		58,680,330
Capital Markets - 0.3%
B3 SA - Brasil Bolsa Balcao	2,913,640	6,925,809
Banco BTG Pactual SA unit	633,300	4,252,762
XP Inc Class A	199,240	3,207,764
		14,386,335
Insurance - 0.1%
BB Seguridade Participacoes SA	375,858	2,832,603
Caixa Seguridade Participacoes S/A	322,700	930,261
		3,762,864
TOTAL FINANCIALS		76,829,529

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Rede D'Or Sao Luiz SA (c)(d)	430,417	2,428,474
Industrials - 0.4%
Aerospace & Defense - 0.1%
Embraer SA (b)	377,500	4,318,353
Electrical Equipment - 0.2%
WEG SA	901,380	7,090,139
Ground Transportation - 0.1%
Localiza Rent a Car SA	494,158	3,740,699
Rumo SA	697,100	2,382,975
		6,123,674
Transportation Infrastructure - 0.0%
CCR SA	542,112	1,284,795
TOTAL INDUSTRIALS		18,816,961

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	289,300	1,917,741
Materials - 0.6%
Containers & Packaging - 0.0%
Klabin SA unit	443,000	1,446,445
Metals & Mining - 0.5%
Gerdau SA	729,392	1,926,572
Vale SA	1,950,173	18,164,480
		20,091,052
Paper & Forest Products - 0.1%
Suzano SA	373,412	3,295,150
TOTAL MATERIALS		24,832,647

Utilities - 0.5%
Electric Utilities - 0.4%
Centrais Eletricas Brasileiras SA	649,997	5,033,765
Centrais Eletricas Brasileiras SA Series B	129,405	1,099,742
Cia Energetica de Minas Gerais	970,518	1,872,580
Cia Paranaense de Energia - Copel Series B	582,500	1,183,444
CPFL Energia SA	123,900	833,765
Energisa S/A unit	148,900	1,205,337
Equatorial Energia SA	638,916	4,144,119
		15,372,752
Independent Power and Renewable Electricity Producers - 0.0%
Engie Brasil Energia SA	109,620	802,957
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	257,300	5,163,546
TOTAL UTILITIES		21,339,255

TOTAL BRAZIL		190,553,887
CHILE - 0.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Falabella SA	336,467	1,527,816
Specialty Retail - 0.0%
Empresas Copec SA	209,926	1,441,053
TOTAL CONSUMER DISCRETIONARY		2,968,869

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Cencosud SA	684,180	2,341,078
Financials - 0.2%
Banks - 0.2%
Banco de Chile	24,415,542	3,584,113
Banco de Credito e Inversiones SA	47,003	1,861,475
Banco Santander Chile	35,441,729	2,142,846
		7,588,434
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	113,245,832	1,787,984
Materials - 0.1%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B	76,645	2,638,773
Paper & Forest Products - 0.0%
Empresas Cmpc SA	606,293	950,844
TOTAL MATERIALS		3,589,617

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	11,550,450	1,134,198
Enel Chile SA	14,847,147	1,050,554
		2,184,752
TOTAL CHILE		20,460,734
CHINA - 28.2%
Communication Services - 6.3%
Diversified Telecommunication Services - 0.1%
China Tower Corp Ltd H Shares (c)(d)	2,377,500	3,445,652
Entertainment - 0.7%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	72,200	150,690
China Ruyi Holdings Ltd (b)(e)	3,452,000	907,999
Kingsoft Corp Ltd	500,800	2,492,506
Mango Excellent Media Co Ltd A Shares (China)	61,970	193,858
Netease Inc	1,038,420	22,322,242
Tencent Music Entertainment Group Class A ADR	403,151	5,410,286
		31,477,581
Interactive Media & Services - 5.5%
Autohome Inc Class A ADR	35,576	970,513
Baidu Inc A Shares (b)	1,224,324	13,500,645
Bilibili Inc Z Shares (b)	125,021	2,194,625
Kanzhun Ltd ADR (b)	141,416	2,163,665
Kuaishou Technology B Shares (b)(c)(d)	1,440,900	9,586,678
Kunlun Tech Co Ltd A Shares (China)	41,000	179,883
Tencent Holdings Ltd	3,468,100	212,424,436
		241,020,445
Media - 0.0%
China Literature Ltd (b)(c)(d)	217,500	755,793
Focus Media Information Technology Co Ltd A Shares (China)	479,640	475,544
Jiangsu Phoenix Publishing & Media Corp Ltd A Shares (China)	76,200	123,081
		1,354,418
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	1,015,100	742,876
TOTAL COMMUNICATION SERVICES		278,040,972

Consumer Discretionary - 8.7%
Automobile Components - 0.1%
Bethel Automotive Safety Systems Co Ltd A Shares (China)	18,920	150,211
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	9,400	171,534
Fuyao Glass Industry Group Co Ltd A Shares (China)	61,100	488,262
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	326,400	2,308,402
Huayu Automotive Systems Co Ltd A Shares (China)	104,100	255,233
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	18,400	264,188
Ningbo Tuopu Group Co Ltd A Shares (China)	56,215	406,008
Sailun Group Co Ltd A Shares (China)	108,300	182,092
Shandong Linglong Tyre Co Ltd A Shares (China)	55,000	107,782
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	66,400	152,506
		4,486,218
Automobiles - 1.5%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China)	72,700	365,154
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (b)	185,300	188,669
BYD Co Ltd A Shares (China)	54,500	2,649,319
BYD Co Ltd H Shares	663,300	31,504,260
Chongqing Changan Automobile Co Ltd A Shares (China)	274,274	462,681
Geely Automobile Holdings Ltd	3,244,517	6,844,125
Great Wall Motor Co Ltd A Shares (China)	84,400	262,117
Great Wall Motor Co Ltd H Shares	1,229,000	1,762,143
Guangzhou Automobile Group Company Ltd H Shares (e)	626,200	222,040
Li Auto Inc A Shares (b)	663,636	8,086,189
NIO Inc A Shares (b)	836,329	3,349,868
SAIC Motor Corp Ltd A Shares (China)	247,700	554,023
Seres Group Co Ltd A Shares (China)	48,400	868,949
XPeng Inc A Shares (b)	666,450	6,203,994
Yadea Group Holdings Ltd (c)(d)	667,430	1,208,252
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	269,200	1,931,634
		66,463,417
Broadline Retail - 4.5%
Alibaba Group Holding Ltd	8,687,016	129,697,420
CCOOP Group Co Ltd A Shares (China) (b)	602,200	223,192
JD.com Inc A Shares	1,310,850	21,342,510
MINISO Group Holding Ltd A Shares (e)	234,484	1,054,225
PDD Holdings Inc Class A ADR (b)	372,907	39,367,792
Vipshop Holdings Ltd Class A ADR	175,180	2,385,952
		194,071,091
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	182,800	385,013
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc	790,010	3,870,410
TAL Education Group Class A ADR (b)	221,247	1,935,911
		5,806,321
Hotels, Restaurants & Leisure - 1.8%
H World Group Ltd ADR	111,138	3,805,365
Haidilao International Holding Ltd (c)(d)	896,000	2,035,628
Meituan B Shares (b)(c)(d)	2,642,220	43,748,394
Tongcheng Travel Holdings Ltd (c)	686,800	1,815,385
TravelSky Technology Ltd H Shares	498,000	694,770
Trip.com Group Ltd	332,143	20,008,564
Yum China Holdings Inc	203,789	8,826,102
		80,934,208
Household Durables - 0.2%
Beijing Roborock Technology Co Ltd A Shares (China)	5,782	154,194
Ecovacs Robotics Co Ltd A Shares (China)	18,000	127,432
Gree Electric Appliances Inc of Zhuhai A Shares (China)	89,100	558,427
Haier Smart Home Co Ltd A Shares (China)	208,400	711,494
Haier Smart Home Co Ltd H Shares	1,292,200	3,750,004
Hangzhou GreatStar Industrial Co Ltd A Shares (China)	36,800	117,936
Hisense Home Appliances Group Co Ltd A Shares (China)	36,800	139,092
Hisense Home Appliances Group Co Ltd H Shares	174,000	529,476
Midea Group Co Ltd A Shares (China)	117,400	1,188,872
Midea Group Co Ltd H Shares	151,300	1,434,849
Oppein Home Group Inc A Shares (China)	16,180	147,210
Sichuan Changhong Electric Co Ltd A Shares (China)	153,800	222,206
Zhejiang Supor Co Ltd A Shares (China)	16,400	126,842
		9,208,034
Specialty Retail - 0.2%
China Tourism Group Duty Free Corp Ltd A Shares (China)	62,100	541,431
Chow Tai Fook Jewellery Group Ltd	1,071,600	1,434,216
HLA Group Corp Ltd A Shares (China)	160,000	182,663
Pop Mart International Group Ltd (c)(d)	288,400	7,206,654
Zhongsheng Group Holdings Ltd	443,600	670,353
		10,035,317
Textiles, Apparel & Luxury Goods - 0.3%
ANTA Sports Products Ltd	681,800	8,083,386
Bosideng International Holdings Ltd	2,482,000	1,286,508
Li Ning Co Ltd	1,246,000	2,361,674
Shenzhou International Group Holdings Ltd	443,100	3,073,751
		14,805,319
TOTAL CONSUMER DISCRETIONARY		386,194,938

Consumer Staples - 1.1%
Beverages - 0.6%
Anhui Gujing Distillery Co Ltd A Shares (China)	13,000	293,944
Anhui Gujing Distillery Co Ltd B Shares	61,257	937,417
Anhui Yingjia Distillery Co Ltd A Shares (China)	22,100	133,497
Beijing Yanjing Brewery Co Ltd A Shares (China)	93,000	166,145
China Resources Beer Holdings Co Ltd	869,644	3,072,392
Chongqing Brewery Co Ltd A Shares (China)	14,100	111,975
Eastroc Beverage Group Co Ltd A Shares (China)	16,610	653,220
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	41,500	270,477
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	50,000	471,766
Kweichow Moutai Co Ltd A Shares (China)	40,400	8,597,119
Luzhou Laojiao Co Ltd A Shares (China)	47,000	799,960
Nongfu Spring Co Ltd H Shares (c)(d)	1,081,200	4,990,840
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	39,160	1,099,381
Tsingtao Brewery Co Ltd A Shares (China)	21,600	221,053
Tsingtao Brewery Co Ltd H Shares	334,000	2,364,305
Wuliangye Yibin Co Ltd A Shares (China)	124,400	2,202,157
		26,385,648
Consumer Staples Distribution & Retail - 0.1%
Alibaba Health Information Technology Ltd (b)(e)	3,021,000	1,963,206
JD Health International Inc (b)(c)(d)	600,550	2,872,815
Yifeng Pharmacy Chain Co Ltd A Shares (China)	43,364	168,895
Yonghui Superstores Co Ltd A Shares (China) (b)	303,000	213,128
		5,218,044
Food Products - 0.3%
Angel Yeast Co Ltd A Shares (China)	28,100	136,184
China Feihe Ltd (c)(d)	1,945,000	1,474,625
China Huishan Dairy Holdings Co Ltd (b)(f)	2,302,000	3
China Mengniu Dairy Co Ltd	1,681,000	4,209,219
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	146,876	847,030
Guangdong Haid Group Co Ltd A Shares (China)	55,300	421,751
Hebei Yangyuan Zhihui Beverage Co Ltd A Shares (China)	41,300	137,877
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	114,800	394,371
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	201,800	825,911
Muyuan Foods Co Ltd A Shares (China)	174,354	951,391
New Hope Liuhe Co Ltd A Shares (China) (b)	150,500	198,631
Tingyi Cayman Islands Holding Corp	1,057,000	1,913,492
Want Want China Holdings Ltd	2,523,418	1,656,119
Wens Foodstuff Group Co Ltd A Shares (China)	221,100	515,374
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	53,800	235,244
		13,917,222
Personal Care Products - 0.1%
Giant Biogene Holding Co ltd (c)(d)	165,200	1,704,059
Hengan International Group Co Ltd	332,900	899,254
		2,603,313
Tobacco - 0.0%
Smoore International Holdings Ltd (c)(d)(e)	994,000	1,725,106
TOTAL CONSUMER STAPLES		49,849,333

Energy - 0.7%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	962,000	752,919
CNOOC Energy Technology & Services Ltd A Shares (China)	247,900	135,385
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	32,000	138,237
		1,026,541
Oil, Gas & Consumable Fuels - 0.7%
China Coal Energy Co Ltd H Shares	1,097,000	1,132,984
China Merchants Energy Shipping Co Ltd A Shares (China)	269,200	216,355
China Petroleum & Chemical Corp A Shares (China)	998,600	777,486
China Petroleum & Chemical Corp H Shares	12,968,704	6,638,527
China Shenhua Energy Co Ltd A Shares (China)	228,985	1,206,431
China Shenhua Energy Co Ltd H Shares	1,789,202	6,736,384
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	98,100	138,532
COSCO SHIPPING Energy Transportation Co Ltd H Shares (e)	708,000	562,340
Guanghui Energy Co Ltd A Shares (China)	196,900	156,860
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	73,900	181,412
Inner Mongolia Yitai Coal Co Ltd B Shares	567,690	1,129,014
PetroChina Co Ltd A Shares (China)	565,900	622,071
PetroChina Co Ltd H Shares	11,517,790	8,821,455
Shaanxi Coal Industry Co Ltd A Shares (China)	310,000	817,568
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	170,690	150,464
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	92,500	138,979
Yankuang Energy Group Co Ltd A Shares (China)	157,800	264,824
Yankuang Energy Group Co Ltd H Shares	1,743,200	1,822,858
		31,514,544
TOTAL ENERGY		32,541,085

Financials - 4.9%
Banks - 3.3%
Agricultural Bank of China Ltd A Shares (China)	2,557,900	1,906,919
Agricultural Bank of China Ltd H Shares	15,065,297	9,207,477
Bank of Beijing Co Ltd A Shares (China)	668,925	552,081
Bank of Changsha Co Ltd A Shares (China)	131,800	164,231
Bank of Chengdu Co Ltd A Shares (China)	137,400	321,038
Bank of China Ltd A Shares (China)	1,114,000	846,855
Bank of China Ltd H Shares	38,184,464	21,367,860
Bank of Communications Co Ltd A Shares (China)	1,188,500	1,221,423
Bank of Communications Co Ltd H Shares	4,784,176	4,194,698
Bank of Hangzhou Co Ltd A Shares (China)	197,300	399,199
Bank of Jiangsu Co Ltd A Shares (China)	582,343	814,244
Bank of Nanjing Co Ltd A Shares (China)	365,500	523,888
Bank of Ningbo Co Ltd A Shares (China)	208,920	687,264
Bank of Shanghai Co Ltd A Shares (China)	449,480	642,009
Bank of Suzhou Co Ltd A Shares (China)	123,600	136,744
China CITIC Bank Corp Ltd H Shares	4,788,051	3,784,459
China Construction Bank Corp A Shares (China)	260,900	324,917
China Construction Bank Corp H Shares	51,708,000	42,536,624
China Everbright Bank Co Ltd A Shares (China)	1,548,400	805,159
China Everbright Bank Co Ltd H Shares	1,612,000	700,454
China Merchants Bank Co Ltd A Shares (China)	663,700	3,720,684
China Merchants Bank Co Ltd H Shares	2,094,421	11,463,739
China Minsheng Banking Corp Ltd A Shares (China)	733,800	402,004
China Minsheng Banking Corp Ltd H Shares	4,044,561	1,898,267
China Zheshang Bank Co Ltd A Shares (China)	703,850	289,633
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	293,400	276,613
CNPC Capital Co Ltd A Shares (China)	280,400	264,928
Huaxia Bank Co Ltd A Shares (China)	441,358	441,591
Industrial & Commercial Bank of China Ltd A Shares (China)	2,031,300	1,957,903
Industrial & Commercial Bank of China Ltd H Shares	37,272,000	25,566,951
Industrial Bank Co Ltd A Shares (China)	664,500	1,908,799
Ping An Bank Co Ltd A Shares (China)	613,600	921,402
Postal Savings Bank of China Co Ltd A Shares (China)	753,300	530,371
Postal Savings Bank of China Co Ltd H Shares (c)(d)	4,995,000	3,078,563
Shanghai Pudong Development Bank Co Ltd A Shares (China)	937,909	1,413,193
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	318,600	368,171
		145,640,355
Capital Markets - 0.4%
BOC International China Co Ltd A Shares (China)	88,600	120,302
Caitong Securities Co Ltd A Shares (China)	151,400	151,935
Capital Securities Co Ltd A Shares (China)	60,300	156,963
Changjiang Securities Co Ltd A Shares (China)	180,100	159,008
China Galaxy Securities Co Ltd A Shares (China)	243,900	524,288
China Galaxy Securities Co Ltd H Shares	1,854,000	1,682,934
China Great Wall Securities Co Ltd A Shares (China)	131,700	140,003
China International Capital Corp Ltd A Shares (China)	101,800	459,338
China International Capital Corp Ltd H Shares (c)(d)	794,600	1,366,750
China Merchants Securities Co Ltd A Shares (China)	228,450	516,157
CITIC Securities Co Ltd A Shares (China)	379,200	1,305,445
CITIC Securities Co Ltd H Shares	859,590	2,134,678
CSC Financial Co Ltd A Shares (China)	144,500	461,787
Dongxing Securities Co Ltd A Shares (China)	106,600	147,043
East Money Information Co Ltd A Shares (China)	505,508	1,432,153
Everbright Securities Co Ltd A Shares (China)	129,758	287,311
Founder Securities Co Ltd A Shares (China)	271,800	278,601
GF Securities Co Ltd A Shares (China)	196,800	422,340
Guolian Minsheng Securities Co Ltd A Shares (China)	111,100	148,807
Guosen Securities Co Ltd A Shares (China)	212,700	317,911
Guotai Haitong Securities Co Ltd A Shares (China)	423,320	1,004,829
Guotai Haitong Securities Co Ltd H Shares (c)(d)	1,136,528	1,623,696
Guoyuan Securities Co Ltd A Shares (China)	140,970	144,559
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	17,200	609,532
Huatai Securities Co Ltd A Shares (China)	236,700	523,023
Huatai Securities Co Ltd H Shares (c)(d)	678,200	1,005,635
Industrial Securities Co Ltd A Shares (China)	282,270	224,649
Nanjing Securities Co Ltd A Shares (China)	118,800	126,460
Orient Securities Co Ltd/China A Shares (China)	247,239	311,634
SDIC Capital Co Ltd A Shares (China)	210,800	198,366
Shenwan Hongyuan Group Co Ltd A Shares (China)	748,500	485,912
Sinolink Securities Co Ltd A Shares (China)	120,400	134,577
SooChow Securities Co Ltd A Shares (China)	162,160	174,336
Southwest Securities Co Ltd A Shares (China)	216,700	122,738
Tianfeng Securities Co Ltd A Shares (China) (b)	287,300	154,139
Western Securities Co Ltd A Shares (China)	147,400	152,733
Zheshang Securities Co Ltd A Shares (China)	149,000	215,307
Zhongtai Securities Co Ltd A Shares (China)	229,400	192,661
		19,618,540
Consumer Finance - 0.1%
Qifu Technology Inc Class A ADR	62,380	2,559,451
Financial Services - 0.0%
Far East Horizon Ltd	1,036,000	802,821
Insurance - 1.1%
China Life Insurance Co Ltd A Shares (China)	80,000	399,160
China Life Insurance Co Ltd H Shares	4,017,747	7,356,234
China Pacific Insurance Group Co Ltd A Shares (China)	245,900	1,009,517
China Pacific Insurance Group Co Ltd H Shares	1,372,428	3,733,848
China Taiping Insurance Holdings Co Ltd	768,855	1,066,697
New China Life Insurance Co Ltd A Shares (China)	78,200	517,864
New China Life Insurance Co Ltd H Shares	475,900	1,739,616
People's Insurance Co Group of China Ltd/The A Shares (China)	364,900	354,363
People's Insurance Co Group of China Ltd/The H Shares	4,560,552	2,699,074
PICC Property & Casualty Co Ltd H Shares	3,701,568	6,825,058
Ping An Insurance Group Co of China Ltd A Shares (China)	345,196	2,409,235
Ping An Insurance Group Co of China Ltd H Shares	3,597,641	21,532,014
		49,642,680
TOTAL FINANCIALS		218,263,847

Health Care - 1.0%
Biotechnology - 0.4%
Akeso Inc (b)(c)(d)(e)	337,000	3,747,776
Beigene Ltd H Shares (b)	408,632	8,258,249
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	65,560	172,056
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China)	34,912	314,239
Chongqing Zhifei Biological Products Co Ltd A Shares (China)	79,350	206,188
Hualan Biological Engineering Inc A Shares (China)	66,070	148,808
Imeik Technology Development Co Ltd A Shares (China)	10,040	238,511
Innovent Biologics Inc (b)(c)(d)	659,000	4,567,184
Shanghai RAAS Blood Products Co Ltd A Shares (China)	217,100	200,533
		17,853,544
Health Care Equipment & Supplies - 0.1%
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	32,700	154,996
Shandong Weigao Group Medical Polymer Co Ltd H Shares	1,331,200	980,086
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	27,499	501,869
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	38,500	1,163,021
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	26,000	187,337
		2,987,309
Health Care Providers & Services - 0.1%
Aier Eye Hospital Group Co Ltd A Shares (China)	295,899	528,711
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	45,800	166,584
Huadong Medicine Co Ltd A Shares (China)	58,400	311,779
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	103,800	256,235
Shanghai Pharmaceuticals Holding Co Ltd H Shares	337,909	462,710
Sinopharm Group Co Ltd H Shares	719,000	1,700,250
		3,426,269
Life Sciences Tools & Services - 0.2%
Genscript Biotech Corp (b)(e)	630,000	887,049
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	13,600	83,596
Pharmaron Beijing Co Ltd A Shares (China)	44,400	141,873
Wuxi Apptec Co Ltd A Shares (China)	89,684	731,068
Wuxi Apptec Co Ltd H Shares (c)(d)	155,368	1,204,986
Wuxi Biologics Cayman Inc (b)(c)(d)	1,873,000	5,506,267
		8,554,839
Pharmaceuticals - 0.2%
Beijing Tong Ren Tang Co Ltd A Shares (China)	45,058	225,727
Changchun High-Tech Industry Group Co Ltd A Shares (China) (b)	13,400	162,072
China Resources Pharmaceutical Group Ltd (c)(d)	998,500	630,854
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	42,470	240,264
CSPC Innovation Pharmaceutical Co Ltd A Shares (China) (b)	46,920	270,507
CSPC Pharmaceutical Group Ltd	4,367,608	3,452,143
Dong-E-E-Jiao Co Ltd A Shares (China)	21,300	159,198
Hansoh Pharmaceutical Group Co Ltd (c)(d)	636,000	1,976,327
Hubei Jumpcan Pharmaceutical Co Ltd A Shares (China)	33,900	122,599
Humanwell Healthcare Group Co Ltd A Shares (China)	54,000	154,888
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	203,858	1,430,914
Kangmei Pharmaceutical Co Ltd rights (b)(f)	16,265	0
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	68,700	220,870
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	1,000	1,802
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	34,500	194,058
Shijiazhuang Yiling Pharmaceutical Co Ltd A Shares (China)	59,660	112,765
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	53,400	266,088
Yunnan Baiyao Group Co Ltd A Shares (China)	58,960	464,305
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	20,000	564,267
		10,649,648
TOTAL HEALTH CARE		43,471,609

Industrials - 1.2%
Aerospace & Defense - 0.0%
AECC Aero-Engine Control Co Ltd A Shares (China)	42,400	104,372
AECC Aviation Power Co Ltd A Shares (China)	88,500	399,781
AviChina Industry & Technology Co Ltd H Shares	1,486,000	682,109
AVICOPTER PLC A Shares (China) (b)	26,500	129,373
Kuang-Chi Technologies Co Ltd A Shares (China)	71,800	416,950
		1,732,585
Air Freight & Logistics - 0.2%
JD Logistics Inc (b)(c)(d)	1,065,300	1,681,272
SF Holding Co Ltd A Shares (China)	152,400	912,003
YTO Express Group Co Ltd A Shares (China)	113,000	203,583
ZTO Express Cayman Inc A Shares	226,994	4,227,509
		7,024,367
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	56,000	215,649
Commercial Services & Supplies - 0.0%
Shanghai M&G Stationery Inc A Shares (China)	27,600	111,542
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	55,830	149,505
		261,047
Construction & Engineering - 0.1%
China Communications Services Corp Ltd H Shares	1,278,000	667,376
China Energy Engineering Corp Ltd A Shares (China)	1,071,700	324,124
China National Chemical Engineering Co Ltd A Shares (China)	199,408	207,029
China Railway Group Ltd A Shares (China)	760,700	577,484
China Railway Group Ltd H Shares	2,064,000	888,875
China State Construction Engineering Corp Ltd A Shares (China)	1,313,440	995,434
China State Construction International Holdings Ltd	1,081,500	1,592,492
Metallurgical Corp of China Ltd A Shares (China)	589,700	234,421
Power Construction Corp of China Ltd A Shares (China)	573,000	372,114
Sichuan Road and Bridge Group Co Ltd A Shares (China)	193,860	231,592
		6,090,941
Electrical Equipment - 0.2%
China XD Electric Co Ltd A Shares (China)	148,400	126,815
CNGR Advanced Material Co Ltd A Shares (China)	27,720	120,352
Contemporary Amperex Technology Co Ltd A Shares (China)	141,620	4,522,779
Dongfang Electric Corp Ltd A Shares (China)	90,400	189,196
Eve Energy Co Ltd A Shares (China)	67,874	383,696
GEM Co Ltd A Shares (China)	159,800	134,552
Goldwind Science & Technology Co Ltd A Shares (China)	126,000	151,626
Goneo Group Co Ltd A Shares (China)	20,855	204,191
Gotion High-Tech Co Ltd A Shares (China)	58,200	165,311
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	112,000	214,873
NARI Technology Co Ltd A Shares (China)	254,175	774,604
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	20,600	143,219
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	46,700	164,278
Shanghai Electric Group Co Ltd A Shares (China) (b)	421,900	424,333
Sieyuan Electric Co Ltd A Shares (China)	25,600	253,640
Sungrow Power Supply Co Ltd A Shares (China)	65,820	548,880
Sunwoda Electronic Co Ltd A Shares (China)	55,800	145,762
TBEA Co Ltd A Shares (China)	163,900	259,928
Zhejiang Chint Electrics Co Ltd A Shares (China)	70,200	215,272
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	56,015	261,003
		9,404,310
Ground Transportation - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	1,570,000	1,253,090
Daqin Railway Co Ltd A Shares (China)	625,200	557,327
		1,810,417
Industrial Conglomerates - 0.1%
CITIC Ltd	2,180,941	2,663,045
Fosun International Ltd	1,310,454	680,944
		3,343,989
Machinery - 0.4%
Airtac International Group	74,926	2,053,825
China CSSC Holdings Ltd A Shares (China)	148,200	596,962
CRRC Corp Ltd A Shares (China)	784,700	757,150
CRRC Corp Ltd H Shares	2,321,000	1,430,500
FAW Jiefang Group Co Ltd A Shares (China)	119,600	118,444
Haitian International Holdings Ltd	339,000	784,164
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	44,676	459,507
Ningbo Deye Technology Co Ltd A Shares (China)	21,424	254,432
Sany Heavy Industry Co Ltd A Shares (China)	267,200	695,309
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	26,500	206,985
Shenzhen Inovance Technology Co Ltd A Shares (China)	44,800	440,460
Sinotruk Hong Kong Ltd	369,000	886,864
Weichai Power Co Ltd A Shares (China)	182,600	382,527
Weichai Power Co Ltd H Shares	1,076,000	2,108,825
XCMG Construction Machinery Co Ltd A Shares (China)	392,600	476,047
Yutong Bus Co Ltd A Shares (China)	73,400	270,929
Zhejiang Dingli Machinery Co Ltd A Shares (China)	18,740	112,012
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	62,100	229,272
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	31,520	196,881
Zhuzhou CRRC Times Electric Co Ltd H Shares	251,227	1,009,041
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	234,500	236,483
		13,706,619
Marine Transportation - 0.1%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	399,520	788,664
COSCO SHIPPING Holdings Co Ltd H Shares	1,555,300	2,346,306
		3,134,970
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	416,800	405,109
China Eastern Airlines Corp Ltd A Shares (China) (b)	570,400	289,697
China Southern Airlines Co Ltd A Shares (China) (b)	373,800	288,394
Hainan Airlines Holding Co Ltd A Shares (China) (b)	1,428,700	261,472
Juneyao Airlines Co Ltd A Shares (China)	73,100	124,734
Spring Airlines Co Ltd A Shares (China)	32,600	240,232
		1,609,638
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (c)(d)	111,900	840,448
Xiamen C & D Inc A Shares (China)	90,825	130,123
		970,571
Transportation Infrastructure - 0.1%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	189,100	333,761
China Merchants Port Holdings Co Ltd	672,242	1,093,880
Jiangsu Expressway Co Ltd H Shares	650,000	808,770
Liaoning Port Co Ltd A Shares (China)	567,400	113,827
Shanghai International Airport Co Ltd A Shares (China)	40,100	176,872
Zhejiang Expressway Co Ltd H Shares	845,359	697,599
		3,224,709
TOTAL INDUSTRIALS		52,529,812

Information Technology - 2.4%
Communications Equipment - 0.1%
BYD Electronic International Co Ltd	423,000	1,761,682
Guangzhou Haige Communications Group Inc Co A Shares (China)	74,300	106,153
Hengtong Optic-electric Co Ltd A Shares (China)	81,000	171,967
Suzhou TFC Optical Communication Co Ltd A Shares (China)	18,440	176,950
Yealink Network Technology Corp Ltd A Shares (China)	41,470	189,450
Zhongji Innolight Co Ltd A Shares (China)	37,360	436,366
ZTE Corp A Shares (China)	134,200	591,812
ZTE Corp H Shares	396,000	1,169,272
		4,603,652
Electronic Equipment, Instruments & Components - 0.3%
Aac Technologies Holdings Inc	417,133	1,998,104
Accelink Technologies Co Ltd A Shares (China)	24,800	147,260
Avary Holding Shenzhen Co Ltd A Shares (China)	77,200	304,607
BOE Technology Group Co Ltd A Shares (China)	1,138,600	601,463
Chaozhou Three-Circle Group Co Ltd A Shares (China)	63,500	300,285
China Railway Signal & Communication Corp Ltd A Shares (China)	237,269	166,085
Eoptolink Technology Inc Ltd A Shares (China)	23,600	296,445
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (b)	312,367	93,675
Foxconn Industrial Internet Co Ltd A Shares (China)	424,697	1,069,284
GoerTek Inc A Shares (China)	115,700	338,015
Huagong Tech Co Ltd A Shares (China)	33,300	185,785
Lens Technology Co Ltd A Shares (China)	166,100	477,239
Lingyi iTech Guangdong Co A Shares (China)	232,900	256,264
Luxshare Precision Industry Co Ltd A Shares (China)	231,424	983,912
Maxscend Microelectronics Co Ltd A Shares (China)	17,828	184,025
Ofilm Group Co Ltd A Shares (China) (b)	103,800	160,748
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	6,821	182,497
Shengyi Technology Co Ltd A Shares (China)	80,800	270,816
Shennan Circuits Co Ltd A Shares (China)	17,040	256,781
Sunny Optical Technology Group Co Ltd	381,400	3,221,119
SUPCON Technology Co Ltd A Shares (China)	26,151	169,829
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	56,700	201,537
TCL Technology Group Corp A Shares (China)	624,670	356,081
Unisplendour Corp Ltd A Shares (China)	95,210	330,245
Universal Scientific Industrial Shanghai Co Ltd A Shares (China)	67,600	128,951
Victory Giant Technology Huizhou Co Ltd A Shares (China)	28,800	293,215
Wingtech Technology Co Ltd A Shares (China)	41,400	198,603
Wuhan Guide Infrared Co Ltd A Shares (China)	131,168	148,764
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	63,860	246,789
Zhejiang Dahua Technology Co Ltd A Shares (China)	108,900	235,970
		13,804,393
IT Services - 0.0%
Isoftstone Information Technology Group Co Ltd A Shares (China)	31,750	253,764
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	47,900	318,824
		572,588
Semiconductors & Semiconductor Equipment - 0.4%
ACM Research Shanghai Inc A Shares (China)	8,484	122,567
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	20,652	535,441
Amlogic Shanghai Co Ltd A Shares (China) (b)	15,327	152,533
Bestechnic Shanghai Co Ltd A Shares (China) (b)	3,981	243,024
Cambricon Technologies Corp Ltd A Shares (China) (b)	13,419	1,301,109
China Resources Microelectronics Ltd A Shares (China)	43,272	274,234
CSI Solar Co Ltd A Shares (China)	113,051	136,544
Flat Glass Group Co Ltd A Shares (China)	68,800	142,223
Flat Glass Group Co Ltd H Shares	1,000	1,132
GalaxyCore Inc A Shares (China)	66,782	126,814
GCL Technology Holdings Ltd (b)(e)	12,207,000	1,243,428
Gigadevice Semiconductor Inc A Shares (China) (b)	22,060	390,881
Hangzhou First Applied Material Co Ltd A Shares (China)	79,460	134,174
Hangzhou Silan Microelectronics Co Ltd A Shares (China) (b)	54,100	186,565
Hua Hong Semiconductor Ltd (c)(d)(e)	351,000	1,604,383
Hwatsing Technology Co Ltd A Shares (China)	7,744	176,468
Hygon Information Technology Co Ltd A Shares (China)	74,633	1,528,145
Ingenic Semiconductor Co Ltd A Shares (China)	15,000	140,102
JA Solar Technology Co Ltd A Shares (China)	102,304	134,405
JCET Group Co Ltd A Shares (China)	58,800	270,551
Jinko Solar Co Ltd A Shares (China)	329,352	248,323
LONGi Green Energy Technology Co Ltd A Shares (China)	250,799	507,210
Loongson Technology Corp Ltd (China) (b)	11,063	197,908
Montage Technology Co Ltd A Shares (China)	37,948	401,240
National Silicon Industry Group Co Ltd A Shares (China)	90,679	217,992
NAURA Technology Group Co Ltd A Shares (China)	16,900	1,049,723
Nexchip Semiconductor Corp A Shares (China) (b)	66,139	194,599
Piotech Inc A Shares (China)	9,177	197,633
Rockchip Electronics Co Ltd A Shares (China)	13,900	326,889
Sanan Optoelectronics CO Ltd A Shares (China)	161,900	273,664
SG Micro Corp A Shares (China)	15,692	218,640
Shenzhen Goodix Technology Co Ltd A Shares (China)	13,800	133,266
Silergy Corp	177,000	2,226,859
Suzhou Maxwell Technologies Co Ltd A Shares (China)	10,240	98,074
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China)	122,275	128,850
Tianshui Huatian Technology Co Ltd A Shares (China)	96,300	122,866
TongFu Microelectronics Co Ltd A Shares (China)	50,000	176,160
Tongwei Co Ltd A Shares (China)	149,200	334,763
Trina Solar Co Ltd A Shares (China)	66,633	120,130
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	28,039	247,161
Will Semiconductor Co Ltd Shanghai A Shares (China)	38,630	700,853
Xinjiang Daqo New Energy Co Ltd A Shares (China)	56,117	137,463
Xinyi Solar Holdings Ltd	2,425,538	810,014
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	42,600	160,802
		18,075,805
Software - 0.1%
360 Security Technology Inc A Shares (China)	233,400	328,827
Beijing Kingsoft Office Software Inc A Shares (China)	14,828	601,646
China National Software & Service Co Ltd A Shares (China) (b)	28,310	177,144
Empyrean Technology Co Ltd A Shares (China)	15,100	247,523
Hundsun Technologies Inc A Shares (China)	62,819	224,975
Iflytek Co Ltd A Shares (China)	76,900	498,458
Jiangsu Hoperun Software Co Ltd A Shares (China) (b)	26,500	189,335
Kingdee International Software Group Co Ltd (b)	1,635,000	2,778,547
Shanghai Baosight Software Co Ltd A Shares (China)	71,521	264,572
Shanghai Baosight Software Co Ltd B Shares	379,914	557,786
Yonyou Network Technology CO Ltd A Shares (China) (b)	113,820	230,926
		6,099,739
Technology Hardware, Storage & Peripherals - 1.5%
Anker Innovations Technology Co Ltd A Shares (China)	17,530	214,870
China Greatwall Technology Group Co Ltd A Shares (China) (b)	107,500	216,380
GRG Banking Equipment Co Ltd A Shares (China)	75,500	128,358
Huaqin Technology Co Ltd A Shares (China)	22,500	204,651
IEIT Systems Co Ltd A Shares (China)	48,872	343,592
Lenovo Group Ltd	4,327,000	5,004,510
Ninestar Corp A Shares (China) (b)	43,300	131,092
Shenzhen Transsion Holdings Co Ltd A Shares (China)	37,957	391,888
Xiaomi Corp B Shares (b)(c)(d)	8,844,000	56,621,097
		63,256,438
TOTAL INFORMATION TECHNOLOGY		106,412,615

Materials - 0.8%
Chemicals - 0.1%
Ganfeng Lithium Group Co Ltd A Shares (China)	53,440	219,821
Ganfeng Lithium Group Co Ltd H Shares (c)(d)	120	293
Guangzhou Tinci Materials Technology Co Ltd A Shares (China) (b)	59,100	141,915
Hengli Petrochemical Co Ltd A Shares (China)	233,720	491,366
Hoshine Silicon Industry Co Ltd A Shares (China)	26,100	183,276
Huafon Chemical Co Ltd A Shares (China)	160,500	147,734
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	280,600	208,862
Jiangsu Eastern Shenghong Co Ltd A Shares (China)	219,600	265,862
Jiangsu Yoke Technology Co Ltd A Shares (China)	17,500	132,838
LB Group Co Ltd A Shares (China)	77,700	177,295
Meihua Holdings Group Co Ltd A Shares (China)	94,000	141,674
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	244,300	538,383
Qinghai Salt Lake Industry Co Ltd A Shares (China) (b)	174,900	384,212
Rongsheng Petrochemical Co Ltd A Shares (China)	335,200	383,912
Satellite Chemical Co Ltd A Shares (China)	111,830	279,248
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	69,700	195,491
Shanghai Putailai New Energy Technology Co Ltd A Shares (China)	66,574	153,918
Tianqi Lithium Corp A Shares (China)	48,800	192,813
Tongkun Group Co Ltd A Shares (China)	88,400	132,299
Wanhua Chemical Group Co Ltd A Shares (China)	99,300	744,100
Weihai Guangwei Composites Co Ltd A Shares (China)	30,140	120,477
Yunnan Energy New Material Co Ltd A Shares (China)	35,100	133,885
Yunnan Yuntianhua Co Ltd A Shares (China)	60,300	185,257
Zangge Mining Co Ltd A Shares (China)	52,200	259,693
Zhejiang Juhua Co Ltd A Shares (China)	89,400	313,266
Zhejiang Longsheng Group Co Ltd A Shares (China)	103,400	139,588
Zhejiang NHU Co Ltd A Shares (China)	100,536	305,818
		6,573,296
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd A Shares (China)	142,200	470,642
Anhui Conch Cement Co Ltd H Shares	642,400	1,813,987
Beijing Oriental Yuhong Waterproof Technology Co Ltd A Shares (China)	45,200	69,265
China Jushi Co Ltd A Shares (China)	132,514	213,621
China National Building Material Co Ltd H Shares	1,990,000	967,340
		3,534,855
Metals & Mining - 0.6%
Aluminum Corp of China Ltd A Shares (China)	294,700	259,753
Aluminum Corp of China Ltd H Shares	2,352,000	1,264,614
Baoshan Iron & Steel Co Ltd A Shares (China)	697,500	655,356
Chifeng Jilong Gold Mining Co A Shares (China)	55,500	201,478
China Hongqiao Group Ltd	1,523,700	2,742,644
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	120,200	385,075
China Rare Earth Resources And Technology Co Ltd A Shares (China)	32,700	140,430
Citic Pacific Special Steel Group Co Ltd A Shares (China)	110,900	178,653
CMOC Group Ltd A Shares (China)	505,400	491,965
CMOC Group Ltd H Shares	2,083,000	1,638,339
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	74,200	173,846
Huaibei Mining Holdings Co Ltd A Shares (China)	87,500	142,737
Hunan Valin Steel Co Ltd A Shares (China)	213,600	143,481
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China) (b)	1,505,700	358,028
JCHX Mining Management Co Ltd A Shares (China)	23,200	118,105
Jiangxi Copper Co Ltd A Shares (China)	55,400	162,332
Jiangxi Copper Co Ltd H Shares	604,000	1,017,103
Jinduicheng Molybdenum Co Ltd A Shares (China)	102,700	138,584
MMG Ltd (b)	2,280,000	693,795
Nanjing Iron & Steel Co Ltd A Shares (China)	225,600	134,032
Pangang Group Vanadium Titanium & Resources Co Ltd A Shares (China) (b)	328,100	115,045
Shandong Gold Mining Co Ltd A Shares (China)	123,544	516,567
Shandong Gold Mining Co Ltd H Shares (c)(d)	401,000	1,178,864
Shandong Nanshan Aluminum Co Ltd A Shares (China)	372,500	187,116
Shanjin International Gold Co Ltd A Shares (China)	92,280	259,111
Tianshan Aluminum Group Co Ltd A Shares (China)	152,700	156,472
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	413,000	179,656
Western Mining Co Ltd A Shares (China)	77,200	163,587
Western Superconducting Technologies Co Ltd A Shares (China)	19,070	123,211
Xiamen Tungsten Co Ltd A Shares (China)	44,800	113,034
Yunnan Aluminium Co Ltd A Shares (China)	114,500	239,626
Yunnan Chihong Zinc&Germanium Co Ltd A Shares (China)	185,900	129,910
Zhaojin Mining Industry Co Ltd H Shares	926,500	2,205,270
Zhongjin Gold Corp Ltd A Shares (China)	160,700	302,323
Zijin Mining Group Co Ltd A Shares (China)	664,200	1,599,574
Zijin Mining Group Co Ltd H Shares	3,048,000	6,673,248
		25,182,964
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	91,100	175,445
TOTAL MATERIALS		35,466,560

Real Estate - 0.5%
Real Estate Management & Development - 0.5%
C&D International Investment Group Ltd	378,299	791,172
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	301,700	379,723
China Overseas Land & Investment Ltd	2,054,702	3,661,352
China Resources Land Ltd	1,721,312	5,826,041
China Resources Mixc Lifestyle Services Ltd (c)(d)	366,800	1,764,098
China Vanke Co Ltd A Shares (China) (b)	344,700	322,960
China Vanke Co Ltd H Shares (b)(e)	1,136,700	784,123
Hainan Airport Infrastructure Co Ltd A Shares (China) (b)	378,800	182,810
KE Holdings Inc ADR	373,634	7,584,770
Longfor Group Holdings Ltd (c)(d)(e)	1,108,103	1,491,644
Poly Developments and Holdings Group Co Ltd A Shares (China)	399,200	459,259
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	51,500	185,358
Youngor Fashion Co Ltd A Shares (China)	151,287	155,940
		23,589,250
Utilities - 0.6%
Gas Utilities - 0.2%
Beijing Enterprises Holdings Ltd	269,427	1,094,300
China Gas Holdings Ltd	1,453,500	1,315,639
China Resources Gas Group Ltd	496,100	1,388,077
ENN Energy Holdings Ltd	424,843	3,353,872
ENN Natural Gas Co Ltd A Shares (China)	85,000	231,028
Kunlun Energy Co Ltd	2,089,000	1,993,218
		9,376,134
Independent Power and Renewable Electricity Producers - 0.4%
CGN Power Co Ltd A Shares (China)	358,300	173,534
CGN Power Co Ltd H Shares (c)(d)	5,889,447	1,875,669
China Longyuan Power Group Corp Ltd H Shares	1,686,000	1,334,783
China National Nuclear Power Co Ltd A Shares (China)	652,800	828,976
China Power International Development Ltd	2,301,619	905,144
China Resources Power Holdings Co Ltd	1,108,940	2,679,552
China Three Gorges Renewables Group Co Ltd A Shares (China)	944,400	553,344
China Yangtze Power Co Ltd A Shares (China)	785,200	3,184,738
Datang International Power Generation Co Ltd A Shares (China)	405,700	173,132
GD Power Development Co Ltd A Shares (China)	590,300	362,960
Huadian Power International Corp Ltd A Shares (China)	281,700	221,255
Huaneng Lancang River Hydropower Inc A Shares (China) (b)	178,200	234,067
Huaneng Power International Inc A Shares (China)	226,400	222,903
Huaneng Power International Inc H Shares	2,368,186	1,468,742
SDIC Power Holdings Co Ltd A Shares (China)	252,100	521,603
Shenergy Co Ltd A Shares (China)	160,400	194,612
Shenzhen Energy Group Co Ltd A Shares (China)	171,960	151,384
Sichuan Chuantou Energy Co Ltd A Shares (China)	161,500	377,242
Wintime Energy Group Co Ltd A Shares (China)	686,400	126,474
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	368,200	265,959
		15,856,073
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	2,154,000	680,450
Guangdong Investment Ltd	1,575,126	1,275,439
		1,955,889
TOTAL UTILITIES		27,188,096

TOTAL CHINA		1,253,548,117
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	136,494	1,618,326
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	237,599	1,225,789
TOTAL COLOMBIA		2,844,115
CZECH REPUBLIC - 0.2%
Financials - 0.1%
Banks - 0.1%
Komercni Banka AS	40,820	1,973,538
Moneta Money Bank AS (c)(d)	136,753	840,579
		2,814,117
Utilities - 0.1%
Electric Utilities - 0.1%
CEZ AS (e)	86,715	4,393,204
TOTAL CZECH REPUBLIC		7,207,321
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	740,279	509,734
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	1,223,762	1,949,400
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	388,998	397,416
TOTAL EGYPT		2,856,550
GREECE - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	88,586	1,677,930
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
OPAP SA	99,396	2,203,597
Specialty Retail - 0.0%
FF Group (b)(f)	1,944	0
JUMBO SA	62,160	1,957,619
		1,957,619
TOTAL CONSUMER DISCRETIONARY		4,161,216

Financials - 0.4%
Banks - 0.4%
Alpha Services and Holdings SA	1,200,052	2,926,004
Eurobank Ergasias Services and Holdings SA	1,382,759	3,924,305
National Bank of Greece SA	466,691	4,913,653
Piraeus Financial Holdings SA	570,731	3,205,244
		14,969,206
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Metlen Energy & Metals SA	57,531	2,711,238
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	99,089	1,478,371
TOTAL GREECE		24,997,961
HONG KONG - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Sino Biopharmaceutical Ltd	5,526,750	2,786,321
Industrials - 0.0%
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (b)	1,265,400	985,484
Marine Transportation - 0.0%
Orient Overseas International Ltd	71,000	993,282
TOTAL INDUSTRIALS		1,978,766

TOTAL HONG KONG		4,765,087
HUNGARY - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	220,923	1,865,171
Financials - 0.2%
Banks - 0.2%
OTP Bank Nyrt	120,343	8,858,916
Health Care - 0.1%
Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	75,032	2,269,889
TOTAL HUNGARY		12,993,976
INDIA - 18.4%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
Indus Towers Ltd (b)	637,852	3,069,724
Tata Communications Ltd	61,255	1,151,636
		4,221,360
Interactive Media & Services - 0.1%
Info Edge India Ltd	38,279	3,197,668
Wireless Telecommunication Services - 0.7%
Bharti Airtel Ltd	1,376,716	30,326,757
Vodafone Idea Ltd (b)	13,095,438	1,099,944
		31,426,701
TOTAL COMMUNICATION SERVICES		38,845,729

Consumer Discretionary - 2.3%
Automobile Components - 0.3%
Balkrishna Industries Ltd	41,369	1,306,289
Bharat Forge Ltd	141,059	1,845,270
Bosch Ltd	3,948	1,372,987
MRF Ltd	1,250	1,986,555
Samvardhana Motherson International Ltd	1,699,311	2,679,316
Sona Blw Precision Forgings Ltd (c)(d)	234,434	1,332,728
Tube Investments of India Ltd	57,131	1,956,367
		12,479,512
Automobiles - 1.2%
Bajaj Auto Ltd	35,976	3,413,338
Eicher Motors Ltd	73,594	4,839,698
Hero MotoCorp Ltd	64,397	2,913,730
Hyundai Motor India Ltd	87,291	1,759,393
Mahindra & Mahindra Ltd	500,873	17,330,316
Maruti Suzuki India Ltd	67,538	9,776,603
Tata Motors Ltd	1,087,363	8,275,228
TVS Motor Co Ltd	127,523	4,024,466
		52,332,772
Hotels, Restaurants & Leisure - 0.4%
Eternal Ltd (b)	3,886,758	10,623,575
Indian Hotels Co Ltd/The	458,558	4,260,897
Jubilant Foodworks Ltd	194,836	1,645,269
		16,529,741
Household Durables - 0.0%
Dixon Technologies India Ltd (c)	19,357	3,768,439
Specialty Retail - 0.1%
Trent Ltd	97,360	5,942,981
Textiles, Apparel & Luxury Goods - 0.3%
Kalyan Jewellers India Ltd	221,513	1,351,080
Page Industries Ltd	3,296	1,774,564
Siemens Energy India Ltd (f)	54,296	1,590,497
Titan Co Ltd	190,799	7,612,462
		12,328,603
TOTAL CONSUMER DISCRETIONARY		103,382,048

Consumer Staples - 1.2%
Beverages - 0.2%
United Spirits Ltd	156,331	2,886,937
Varun Beverages Ltd	726,734	4,480,685
		7,367,622
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (b)(c)(d)	87,392	4,327,769
Food Products - 0.4%
Britannia Industries Ltd	58,222	3,743,191
Marico Ltd	278,086	2,334,801
Nestle India Ltd	181,278	5,116,788
Tata Consumer Products Ltd	318,838	4,393,500
		15,588,280
Personal Care Products - 0.4%
Colgate-Palmolive India Ltd	73,064	2,235,931
Dabur India Ltd	285,583	1,646,989
Godrej Consumer Products Ltd	219,932	3,275,692
Hindustan Unilever Ltd	441,747	12,247,563
		19,406,175
Tobacco - 0.2%
ITC Ltd	1,612,368	8,107,258
TOTAL CONSUMER STAPLES		54,797,104

Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Bharat Petroleum Corp Ltd	816,160	2,986,984
Coal India Ltd	993,829	4,522,023
Hindustan Petroleum Corp Ltd	514,413	2,299,081
Indian Oil Corp Ltd	1,519,542	2,474,060
Oil & Natural Gas Corp Ltd	1,691,133	4,886,796
Oil India Ltd	262,448	1,273,692
Petronet LNG Ltd	403,131	1,494,640
Reliance Industries Ltd	3,270,944	54,238,145
		74,175,421
Financials - 5.5%
Banks - 3.9%
AU Small Finance Bank Ltd (c)(d)	195,794	1,569,827
Axis Bank Ltd	1,230,343	17,234,750
Bank of Baroda	556,868	1,645,571
Canara Bank	979,176	1,127,231
HDFC Bank Ltd	3,039,800	68,952,228
ICICI Bank Ltd	2,828,198	47,475,498
IDFC First Bank Ltd (b)	1,927,591	1,481,347
IndusInd Bank Ltd	309,504	3,069,705
Kotak Mahindra Bank Ltd	587,271	15,327,995
Punjab National Bank	1,237,424	1,465,238
State Bank of India	959,157	8,945,998
Union Bank of India Ltd	822,073	1,222,564
Yes Bank Ltd (b)	7,598,957	1,592,784
		171,110,736
Capital Markets - 0.1%
BSE Ltd	35,627	2,690,766
HDFC Asset Management Co Ltd (c)(d)	51,657	2,673,375
		5,364,141
Consumer Finance - 0.7%
Bajaj Finance Ltd	149,617	15,245,698
Cholamandalam Investment and Finance Co Ltd	225,826	3,988,849
Muthoot Finance Ltd	64,670	1,662,588
SBI Cards & Payment Services Ltd	153,514	1,585,983
Shriram Finance Ltd	757,456	5,481,618
Sundaram Finance Ltd	35,527	2,213,570
		30,178,306
Financial Services - 0.4%
Bajaj Finserv Ltd	205,825	4,747,655
Bajaj Holdings & Investment Ltd	14,335	2,035,240
Jio Financial Services Ltd (b)	1,535,827	4,736,989
Power Finance Corp Ltd	798,090	3,855,420
REC Ltd	707,550	3,527,029
		18,902,333
Insurance - 0.4%
HDFC Life Insurance Co Ltd (c)(d)	520,376	4,568,880
ICICI Lombard General Insurance Co Ltd (c)(d)	130,327	2,891,673
ICICI Prudential Life Insurance Co Ltd (c)(d)	194,262	1,409,054
PB Fintech Ltd (b)	184,964	3,549,151
SBI Life Insurance Co Ltd (c)(d)	242,222	5,058,982
		17,477,740
TOTAL FINANCIALS		243,033,256

Health Care - 1.1%
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd	54,070	4,463,038
Max Healthcare Institute Ltd	417,747	5,412,605
		9,875,643
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd	64,149	4,624,233
Pharmaceuticals - 0.8%
Alkem Laboratories Ltd	22,451	1,358,274
Aurobindo Pharma Ltd (b)	140,308	2,042,382
Cipla Ltd/India	281,805	5,164,312
Dr Reddy's Laboratories Ltd	313,434	4,393,755
Lupin Ltd	122,433	3,040,424
Mankind Pharma Ltd (b)	66,419	1,933,522
Sun Pharmaceutical Industries Ltd	515,339	11,161,797
Torrent Pharmaceuticals Ltd	63,537	2,495,343
Zydus Lifesciences Ltd	134,823	1,417,524
		33,007,333
TOTAL HEALTH CARE		47,507,209

Industrials - 1.5%
Aerospace & Defense - 0.3%
Bharat Electronics Ltd	1,961,662	7,286,555
Hindustan Aeronautics Ltd (c)	107,694	5,703,109
		12,989,664
Building Products - 0.0%
Astral Ltd	72,116	1,146,183
Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp Ltd	128,879	1,145,757
Construction & Engineering - 0.5%
Larsen & Toubro Ltd	361,894	14,305,281
Rail Vikas Nigam Ltd (c)	279,855	1,160,051
Voltas Ltd	124,305	1,819,445
		17,284,777
Electrical Equipment - 0.3%
ABB India Ltd	28,432	1,854,943
Bharat Heavy Electricals Ltd	560,444	1,500,667
CG Power & Industrial Solutions Ltd	328,321	2,429,925
Havells India Ltd	134,614	2,545,571
Polycab India Ltd	28,264	1,841,863
Suzlon Energy Ltd (b)	5,127,091	3,414,105
		13,587,074
Ground Transportation - 0.0%
Container Corp Of India Ltd	131,202	1,046,507
Industrial Conglomerates - 0.0%
Siemens Ltd	47,815	1,637,618
Machinery - 0.1%
Ashok Leyland Ltd	787,711	2,100,095
Cummins India Ltd	74,405	2,551,214
Thermax Limited	22,375	870,378
		5,521,687
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (b)(c)(d)	101,639	6,324,674
Trading Companies & Distributors - 0.1%
Adani Enterprises Ltd	86,824	2,361,356
Transportation Infrastructure - 0.1%
Adani Ports & Special Economic Zone Ltd	290,309	4,170,920
GMR Airports Ltd (b)	1,421,635	1,463,572
		5,634,492
TOTAL INDUSTRIALS		68,679,789

Information Technology - 1.8%
IT Services - 1.7%
HCL Technologies Ltd	509,954	9,445,756
Infosys Ltd	1,783,988	31,494,446
LTIMindtree Ltd (c)(d)	39,751	2,154,342
Mphasis Ltd	55,926	1,631,144
Persistent Systems Ltd	58,532	3,678,701
Tata Consultancy Services Ltd	485,777	19,802,476
Tech Mahindra Ltd	288,876	5,131,139
Wipro Ltd	1,405,167	4,007,842
		77,345,846
Software - 0.1%
Oracle Financial Services Software Ltd	11,621	1,199,211
Tata Elxsi Ltd	18,343	1,251,478
		2,450,689
TOTAL INFORMATION TECHNOLOGY		79,796,535

Materials - 1.4%
Chemicals - 0.4%
Asian Paints Ltd	205,994	5,908,033
PI Industries Ltd	40,686	1,750,221
Pidilite Industries Ltd	81,834	2,937,947
Solar Industries India Ltd	14,566	2,265,592
SRF Ltd	71,587	2,547,739
Supreme Industries Ltd	34,056	1,424,551
UPL Ltd	239,011	1,892,954
UPL Ltd	4,589	24,630
		18,751,667
Construction Materials - 0.4%
Ambuja Cements Ltd	330,924	2,106,915
Grasim Industries Ltd	141,454	4,584,046
Shree Cement Ltd	4,837	1,698,199
UltraTech Cement Ltd	62,023	8,535,336
		16,924,496
Metals & Mining - 0.6%
APL Apollo Tubes Ltd	96,804	1,847,932
Hindalco Industries Ltd	724,002	5,343,811
Jindal Stainless Ltd	176,990	1,222,059
Jindal Steel & Power Ltd	219,120	2,324,864
JSW Steel Ltd	328,227	4,004,576
NMDC Ltd	1,652,297	1,265,867
Tata Steel Ltd	4,022,580	6,686,423
Vedanta Ltd	734,619	3,642,826
		26,338,358
TOTAL MATERIALS		62,014,521

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
DLF Ltd	399,029	3,178,496
Godrej Properties Ltd (b)	80,897	2,063,870
Macrotech Developers Ltd (c)(d)	160,643	2,524,134
Oberoi Realty Ltd	68,356	1,325,172
Phoenix Mills Ltd/The	105,607	2,075,888
Prestige Estates Projects Ltd	92,576	1,504,304
		12,671,864
Utilities - 0.7%
Electric Utilities - 0.3%
Power Grid Corp of India Ltd	2,498,077	9,060,560
Tata Power Co Ltd/The	858,888	3,897,494
Torrent Power Ltd	94,755	1,722,699
		14,680,753
Gas Utilities - 0.1%
GAIL India Ltd	1,237,771	2,763,332
Independent Power and Renewable Electricity Producers - 0.3%
Adani Power Ltd (b)	310,909	1,950,935
JSW Energy Ltd	234,730	1,330,161
NHPC Ltd	1,619,827	1,639,519
NTPC Ltd	2,344,339	9,808,273
		14,728,888
TOTAL UTILITIES		32,172,973

TOTAL INDIA		817,076,449
INDONESIA - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telkom Indonesia Persero Tbk PT	26,593,965	4,191,707
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
GoTo Gojek Tokopedia Tbk PT Class A (b)	479,298,204	2,445,387
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	10,029,400	1,298,352
Food Products - 0.1%
Charoen Pokphand Indonesia Tbk PT	4,098,100	1,168,589
Indofood CBP Sukses Makmur Tbk PT	1,248,400	853,167
Indofood Sukses Makmur Tbk PT	2,353,100	1,135,071
		3,156,827
TOTAL CONSUMER STAPLES		4,455,179

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	7,429,900	851,096
United Tractors Tbk PT	799,700	1,092,886
		1,943,982
Financials - 0.7%
Banks - 0.7%
Bank Central Asia Tbk PT	29,788,950	15,838,506
Bank Mandiri Persero Tbk PT	20,052,496	5,921,654
Bank Negara Indonesia Persero Tbk PT	8,013,200	2,019,320
Bank Rakyat Indonesia Persero Tbk PT	36,628,427	8,483,502
		32,262,982
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	11,291,200	930,677
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	10,861,059	3,139,128
Materials - 0.1%
Chemicals - 0.1%
Barito Pacific Tbk PT	12,550,100	562,992
Chandra Asri Pacific Tbk PT	4,181,200	1,986,304
		2,549,296
Metals & Mining - 0.0%
Amman Mineral Internasional PT (b)	3,502,700	1,504,162
TOTAL MATERIALS		4,053,458

TOTAL INDONESIA		53,422,500
KOREA (SOUTH) - 8.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	114,917	968,322
Entertainment - 0.2%
HYBE Co Ltd	12,294	2,308,743
Krafton Inc (b)	15,433	4,032,108
NCSoft Corp	7,052	724,410
		7,065,261
Interactive Media & Services - 0.3%
Kakao Corp	166,816	4,472,284
NAVER Corp	76,587	10,754,130
		15,226,414
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	28,836	1,099,473
TOTAL COMMUNICATION SERVICES		24,359,470

Consumer Discretionary - 0.7%
Automobile Components - 0.2%
Hankook Tire & Technology Co Ltd	39,992	1,159,220
Hyundai Mobis Co Ltd	32,461	6,080,720
		7,239,940
Automobiles - 0.4%
Hyundai Motor Co	73,474	9,825,301
Kia Corp	128,174	8,129,183
		17,954,484
Hotels, Restaurants & Leisure - 0.0%
Hanjin Kal Corp	12,548	697,297
Household Durables - 0.1%
Coway Co Ltd	29,737	1,827,167
LG Electronics Inc	57,215	2,866,053
		4,693,220
TOTAL CONSUMER DISCRETIONARY		30,584,941

Consumer Staples - 0.2%
Food Products - 0.0%
CJ CheilJedang Corp	4,449	746,723
Orion Corp/Republic of Korea	12,724	1,100,641
		1,847,364
Personal Care Products - 0.1%
Amorepacific Corp	15,714	1,375,319
LG H&H Co Ltd	5,036	1,190,791
		2,566,110
Tobacco - 0.1%
KT&G Corp	50,475	4,065,702
TOTAL CONSUMER STAPLES		8,479,176

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
HD Hyundai Co Ltd	23,342	1,288,285
S-Oil Corp	24,253	884,045
SK Innovation Co Ltd	36,511	2,420,132
		4,592,462
Financials - 1.2%
Banks - 0.8%
Hana Financial Group Inc	154,362	6,985,986
Industrial Bank of Korea	150,655	1,622,598
KakaoBank Corp	89,703	1,403,145
KB Financial Group Inc	200,816	12,665,304
Shinhan Financial Group Co Ltd	229,930	8,292,636
Woori Financial Group Inc	339,377	4,217,450
		35,187,119
Capital Markets - 0.1%
Korea Investment Holdings Co Ltd	22,492	1,310,505
Mirae Asset Securities Co Ltd	125,922	1,044,559
NH Investment & Securities Co Ltd	79,155	853,981
		3,209,045
Financial Services - 0.1%
Meritz Financial Group Inc	51,208	4,464,395
Insurance - 0.2%
DB Insurance Co Ltd	24,759	1,591,836
Samsung Fire & Marine Insurance Co Ltd	16,543	4,355,555
Samsung Life Insurance Co Ltd	42,997	2,605,325
		8,552,716
TOTAL FINANCIALS		51,413,275

Health Care - 0.6%
Biotechnology - 0.3%
Alteogen Inc (b)	21,468	5,284,445
Celltrion Inc	84,461	9,558,819
		14,843,264
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	63,486	2,526,504
Life Sciences Tools & Services - 0.2%
Samsung Biologics Co Ltd (b)(c)(d)	9,556	7,057,603
Pharmaceuticals - 0.1%
SK Biopharmaceuticals Co Ltd (b)	16,803	1,257,431
Yuhan Corp	30,206	2,415,690
		3,673,121
TOTAL HEALTH CARE		28,100,492

Industrials - 1.5%
Aerospace & Defense - 0.3%
Hanwha Aerospace Co Ltd	17,134	9,609,638
Korea Aerospace Industries Ltd	39,210	2,290,282
		11,899,920
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	20,141	1,611,632
Electrical Equipment - 0.5%
Doosan Enerbility Co Ltd (b)	240,699	4,880,157
Ecopro BM Co Ltd (b)	26,260	1,866,668
Ecopro Co Ltd	54,679	1,950,821
Ecopro Materials Co Ltd (b)	13,094	508,723
HD Hyundai Electric Co Ltd	12,576	2,731,241
LG Energy Solution Ltd (b)	25,134	5,722,598
LS Electric Co Ltd	8,050	1,160,296
POSCO Future M Co Ltd (b)	16,641	1,457,986
		20,278,490
Industrial Conglomerates - 0.3%
LG Corp	46,527	2,174,344
Samsung C&T Corp	47,784	4,103,832
SK Inc	19,547	1,815,526
SK Square Co Ltd (b)	50,679	3,126,797
		11,220,499
Machinery - 0.4%
Doosan Bobcat Inc	29,606	1,015,783
Hanwha Ocean Co Ltd (b)	49,352	2,721,249
HD Hyundai Heavy Industries Co Ltd	11,915	3,363,005
HD Korea Shipbuilding & Offshore Engineering Co Ltd	22,801	4,352,814
Hyundai Rotem Co Ltd	41,003	3,225,192
Samsung Heavy Industries Co Ltd (b)	354,252	3,622,088
		18,300,131
Marine Transportation - 0.0%
HMM Co Ltd	142,049	1,824,484
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	98,568	1,450,195
Trading Companies & Distributors - 0.0%
Posco International Corp	28,348	975,283
TOTAL INDUSTRIALS		67,560,634

Information Technology - 3.3%
Electronic Equipment, Instruments & Components - 0.2%
LG Display Co Ltd (b)	160,523	951,695
LG Innotek Co Ltd	7,611	746,606
Samsung Electro-Mechanics Co Ltd	30,046	2,473,828
Samsung SDI Co Ltd	33,564	4,147,732
Samsung SDI Co Ltd rights 5/22/2025 (b)	4,746	115,242
		8,435,103
IT Services - 0.0%
Samsung SDS Co Ltd	22,857	2,055,574
Semiconductors & Semiconductor Equipment - 0.8%
Hanmi Semiconductor Co Ltd	23,301	1,244,452
SK Hynix Inc	293,223	36,511,342
		37,755,794
Technology Hardware, Storage & Peripherals - 2.3%
Samsung Electronics Co Ltd	2,564,542	99,856,993
TOTAL INFORMATION TECHNOLOGY		148,103,464

Materials - 0.3%
Chemicals - 0.1%
LG Chem Ltd	26,538	4,013,864
SKC Co Ltd (b)	10,155	727,026
		4,740,890
Metals & Mining - 0.2%
Korea Zinc Co Ltd	2,224	1,237,703
POSCO Holdings Inc	37,720	6,879,311
		8,117,014
TOTAL MATERIALS		12,857,904

Utilities - 0.1%
Electric Utilities - 0.1%
Korea Electric Power Corp	138,045	2,484,546
TOTAL KOREA (SOUTH)		378,536,364
KUWAIT - 0.8%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	1,045,656	1,613,688
Financials - 0.8%
Banks - 0.8%
Boubyan Bank KSCP	828,418	1,835,223
Gulf Bank KSCP	1,070,228	1,173,235
Kuwait Finance House KSCP	5,941,460	14,015,255
National Bank of Kuwait SAKP	4,461,876	13,858,747
		30,882,460
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	397,261	1,027,823
TOTAL KUWAIT		33,523,971
LUXEMBOURG - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Zabka Group SA (b)	161,119	916,028
Financials - 0.0%
Capital Markets - 0.0%
Reinet Investments SCA (South Africa)	73,742	1,936,628
TOTAL LUXEMBOURG		2,852,656
MALAYSIA - 1.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Berhad	617,347	972,930
Wireless Telecommunication Services - 0.1%
Axiata Group Berhad	1,482,598	721,572
CELCOMDIGI BHD	1,890,600	1,675,209
Maxis Bhd	1,260,600	1,083,890
		3,480,671
TOTAL COMMUNICATION SERVICES		4,453,601

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	1,147,100	851,600
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	1,780,850	694,300
TOTAL CONSUMER DISCRETIONARY		1,545,900

Consumer Staples - 0.1%
Food Products - 0.1%
IOI Corp Bhd	1,350,700	1,145,018
Kuala Lumpur Kepong Bhd	265,549	1,208,217
Nestle Malaysia Bhd	37,800	761,772
PPB Group Bhd	344,540	992,739
QL Resources Bhd	880,350	979,254
SD Guthrie Bhd	1,112,796	1,223,788
		6,310,788
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	160,126	732,371
Financials - 0.7%
Banks - 0.7%
AMMB Holdings Bhd	1,332,900	1,594,702
CIMB Group Holdings Bhd	4,323,731	7,142,391
Hong Leong Bank Bhd	349,100	1,618,119
Malayan Banking Bhd	2,917,497	6,760,740
Public Bank Bhd	7,818,785	8,105,373
RHB Bank Bhd	817,874	1,261,540
		26,482,865
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	1,183,587	1,896,974
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	2,444,812	2,408,797
Industrial Conglomerates - 0.0%
Sime Darby Bhd	1,464,349	705,710
Sunway Bhd	1,349,000	1,422,000
		2,127,710
Marine Transportation - 0.0%
MISC Bhd	720,400	1,252,682
TOTAL INDUSTRIALS		5,789,189

Materials - 0.1%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	1,502,300	1,281,871
Metals & Mining - 0.1%
Press Metal Aluminium Holdings Bhd	1,989,500	2,261,205
TOTAL MATERIALS		3,543,076

Utilities - 0.2%
Electric Utilities - 0.2%
Tenaga Nasional Bhd	1,561,572	5,022,235
Gas Utilities - 0.0%
Petronas Gas Bhd	425,800	1,733,791
Multi-Utilities - 0.0%
YTL Corp Bhd	1,791,800	796,892
YTL Power International Bhd	1,334,600	1,057,253
		1,854,145
TOTAL UTILITIES		8,610,171

TOTAL MALAYSIA		59,364,935
MEXICO - 2.1%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series B	9,830,047	8,481,395
Consumer Staples - 0.7%
Beverages - 0.4%
Arca Continental SAB de CV	277,200	2,917,099
Coca-Cola Femsa SAB de CV unit	282,559	2,661,405
Fomento Economico Mexicano SAB de CV unit	940,191	9,894,047
		15,472,551
Consumer Staples Distribution & Retail - 0.2%
Grupo Comercial Chedraui SA de CV (e)	154,200	997,281
Wal-Mart de Mexico SAB de CV Series V	2,810,956	8,908,540
		9,905,821
Food Products - 0.1%
Alfa SAB de CV Series A	1,938,515	1,416,533
Gruma SAB de CV Series B	97,590	1,864,962
Grupo Bimbo SAB de CV (e)	699,470	2,126,891
		5,408,386
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	815,027	1,436,754
TOTAL CONSUMER STAPLES		32,223,512

Financials - 0.4%
Banks - 0.4%
Grupo Financiero Banorte SAB de CV	1,393,781	11,977,256
Grupo Financiero Inbursa SAB de CV Series O (b)	983,100	2,527,119
		14,504,375
Insurance - 0.0%
Qualitas Controladora SAB de CV	107,400	1,183,506
TOTAL FINANCIALS		15,687,881

Industrials - 0.3%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	306,500	2,130,910
Transportation Infrastructure - 0.3%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	153,400	1,693,850
Grupo Aeroportuario del Pacifico SAB de CV Series B	207,507	4,213,099
Grupo Aeroportuario del Sureste SAB de CV Series B	96,710	3,063,523
Promotora y Operadora de Infraestructura SAB de CV	101,960	1,140,301
		10,110,773
TOTAL INDUSTRIALS		12,241,683

Materials - 0.5%
Construction Materials - 0.1%
Cemex SAB de CV unit	8,135,086	5,019,481
Metals & Mining - 0.4%
Grupo Mexico SAB de CV Series B	1,671,954	8,687,801
Industrias Penoles SAB de CV (b)	106,720	2,128,305
Southern Copper Corp	47,036	4,210,663
		15,026,769
TOTAL MATERIALS		20,046,250

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	1,537,283	1,982,503
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	561,128	1,998,663
TOTAL REAL ESTATE		3,981,166

TOTAL MEXICO		92,661,887
NETHERLANDS - 0.0%
Information Technology - 0.0%
Software - 0.0%
Nebius Group NV Class A (Russia) (b)(f)	148,436	0
PERU - 0.2%
Financials - 0.2%
Banks - 0.2%
Credicorp Ltd	36,268	7,333,027
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	88,462	1,252,622
TOTAL PERU		8,585,649
PHILIPPINES - 0.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	40,545	945,625
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	240,223	987,850
Financials - 0.3%
Banks - 0.3%
Bank of the Philippine Islands	1,132,288	2,842,221
BDO Unibank Inc	1,274,395	3,661,719
Metropolitan Bank & Trust Co	967,202	1,333,976
		7,837,916
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Ayala Corp	133,956	1,439,501
SM Investments Corp	118,240	1,842,657
		3,282,158
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	544,600	3,334,635
TOTAL INDUSTRIALS		6,616,793

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	3,550,613	1,594,601
SM Prime Holdings Inc	5,429,400	2,372,760
		3,967,361
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	151,100	1,543,825
TOTAL PHILIPPINES		21,899,370
POLAND - 1.0%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	34,802	2,144,366
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(c)(d)	312,194	2,722,721
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	598	2,436,393
TOTAL CONSUMER DISCRETIONARY		5,159,114

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Dino Polska SA (b)(c)(d)	26,314	3,681,322
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	311,962	5,631,220
Financials - 0.6%
Banks - 0.5%
Bank Polska Kasa Opieki SA (b)	98,701	4,918,273
mBank SA (b)(e)	7,993	1,740,344
Powszechna Kasa Oszczednosci Bank Polski SA	469,997	8,999,929
Santander Bank Polska SA	21,969	3,354,765
		19,013,311
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	324,874	5,057,234
TOTAL FINANCIALS		24,070,545

Materials - 0.1%
Metals & Mining - 0.1%
KGHM Polska Miedz SA	75,143	2,376,641
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	482,991	1,051,888
TOTAL POLAND		44,115,096
QATAR - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	427,070	1,520,139
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Qatar Fuel QSC	319,395	1,315,827
Qatar Gas Transport Co Ltd	1,486,772	1,869,796
		3,185,623
Financials - 0.6%
Banks - 0.6%
Al Rayan Bank	3,245,253	1,989,400
Commercial Bank of Qatar	1,740,491	2,055,510
Dukhan Bank	971,459	933,839
Qatar International Islamic Bank QSC	527,307	1,535,143
Qatar Islamic Bank QPSC	956,097	5,543,314
Qatar National Bank QPSC	2,480,457	11,376,993
		23,434,199
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Industries Qatar QSC	811,351	2,798,838
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	3,030,795	1,173,694
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	1,160,206	892,221
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	236,177	991,801
TOTAL QATAR		33,996,515
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	325,524	2,495,691
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (b)(f)	9,348	0
VK IPJSC GDR (b)(c)(f)	32,306	0
		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (Russia) (b)(f)	28,218	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	6,384,126	1
LUKOIL PJSC (b)(f)	224,329	0
Rosneft Oil Co PJSC (b)(f)	635,841	0
Surgutneftegas PAO (b)(f)	4,033,562	0
Tatneft PJSC (b)(f)	770,244	0
		1
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	5,823,145	1
VTB Bank PJSC (b)(f)	360,207	0
		1
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(f)	808,717	0
TKS Holding MKPAO JSC (b)(f)	7,325	0
		0
TOTAL FINANCIALS		1

Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(c)(f)	472	0
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	1,399,461	0
GMK Norilskiy Nickel PAO (b)(f)	3,422,100	0
Novolipetsk Steel PJSC (b)(f)	812,466	1
Polyus PJSC (b)(f)	184,620	0
Severstal PAO (b)(f)	113,908	0
United Co RUSAL International PJSC (Russia) (b)(f)	1,646,280	0
		1
TOTAL MATERIALS		1

Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(f)	20,040,158	3
TOTAL RUSSIA		6
SAUDI ARABIA - 3.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
Saudi Telecom Co	1,074,257	13,632,449
Media - 0.0%
Saudi Research & Media Group (b)	19,335	892,793
Wireless Telecommunication Services - 0.1%
Etihad Etisalat Co	202,584	3,391,747
TOTAL COMMUNICATION SERVICES		17,916,989

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Jarir Marketing Co	315,656	1,062,019
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	20,857	631,668
Food Products - 0.1%
Almarai Co JSC	263,198	3,704,889
TOTAL CONSUMER STAPLES		4,336,557

Energy - 0.5%
Energy Equipment & Services - 0.0%
Ades Holding Co	182,029	734,726
Oil, Gas & Consumable Fuels - 0.5%
Saudi Arabian Oil Co (c)(d)	3,120,872	21,091,751
TOTAL ENERGY		21,826,477

Financials - 1.8%
Banks - 1.7%
Al Rajhi Bank	1,052,677	27,334,606
Alinma Bank	658,017	5,087,376
Arab National Bank	483,668	2,772,328
Bank Al-Jazira	337,011	1,212,932
Bank AlBilad	394,694	3,041,005
Banque Saudi Fransi	658,458	3,226,505
Riyad Bank	789,737	6,474,203
Saudi Awwal Bank	541,039	5,048,418
Saudi Investment Bank/The	329,193	1,319,949
Saudi National Bank/The	1,579,493	15,032,965
		70,550,287
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co (b)	25,753	1,257,801
Insurance - 0.1%
Al Rajhi Co for Co-operative Insurance (b)	21,450	749,130
Bupa Arabia for Cooperative Insurance Co	44,324	1,985,213
Co for Cooperative Insurance/The	39,455	1,459,991
		4,194,334
TOTAL FINANCIALS		76,002,422

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Dallah Healthcare Co	18,371	597,519
Dr Sulaiman Al Habib Medical Services Group Co	47,016	3,589,859
Mouwasat Medical Services Co	52,638	1,017,410
		5,204,788
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	12,883	627,157
Information Technology - 0.1%
IT Services - 0.1%
Arabian Internet & Communications Services Co	12,866	982,370
Elm Co	12,883	3,554,121
		4,536,491
Materials - 0.6%
Chemicals - 0.4%
SABIC Agri-Nutrients Co	125,047	3,290,403
Sahara International Petrochemical Co	192,127	973,197
Saudi Aramco Base Oil Co	26,968	713,932
Saudi Basic Industries Corp	483,135	7,857,007
Saudi Industrial Investment Group	198,118	798,609
Saudi Kayan Petrochemical Co (b)	393,883	605,901
Yanbu National Petrochemical Co	147,150	1,253,400
		15,492,449
Metals & Mining - 0.2%
Saudi Arabian Mining Co (b)	714,785	9,737,670
TOTAL MATERIALS		25,230,119

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (b)	284,037	1,658,356
Utilities - 0.2%
Electric Utilities - 0.0%
Saudi Electricity Co	449,782	1,796,274
Independent Power and Renewable Electricity Producers - 0.2%
ACWA Power Co	78,697	6,755,738
TOTAL UTILITIES		8,552,012

TOTAL SAUDI ARABIA		166,953,387
SOUTH AFRICA - 2.7%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	910,769	6,008,223
Vodacom Group Ltd	335,041	2,466,709
		8,474,932
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Naspers Ltd Class N	91,084	23,955,882
Woolworths Holdings Ltd/South Africa	504,874	1,563,375
		25,519,257
Specialty Retail - 0.0%
Pepkor Holdings Ltd (c)(d)	1,286,316	1,854,660
TOTAL CONSUMER DISCRETIONARY		27,373,917

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Bid Corp Ltd (e)	180,958	4,547,967
Clicks Group Ltd	127,565	2,713,042
Shoprite Holdings Ltd	269,905	4,143,054
		11,404,063
Financials - 1.1%
Banks - 0.6%
Absa Group Ltd	456,468	4,190,144
Capitec Bank Holdings Ltd	46,765	8,653,583
Nedbank Group Ltd	249,059	3,393,536
Standard Bank Group Ltd	712,892	8,880,275
		25,117,538
Financial Services - 0.3%
FirstRand Ltd	2,711,969	10,589,090
Remgro Ltd	269,930	2,320,081
		12,909,171
Insurance - 0.2%
Discovery Ltd	291,898	3,232,475
Old Mutual Ltd	2,541,343	1,547,929
OUTsurance Group Ltd	456,357	1,873,391
Sanlam Ltd	967,241	4,393,891
		11,047,686
TOTAL FINANCIALS		49,074,395

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	203,756	1,333,636
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	182,844	2,309,479
Materials - 0.5%
Chemicals - 0.0%
Sasol Ltd (b)	311,001	1,074,217
Metals & Mining - 0.5%
Anglo American Platinum Ltd (e)	49,864	1,707,543
Gold Fields Ltd	480,681	10,781,173
Harmony Gold Mining Co Ltd	306,770	4,820,085
Impala Platinum Holdings Ltd (b)	485,658	2,888,270
Kumba Iron Ore Ltd	34,645	602,522
		20,799,593
TOTAL MATERIALS		21,873,810

TOTAL SOUTH AFRICA		121,844,232
TAIWAN - 16.3%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Chunghwa Telecom Co Ltd	2,042,129	8,239,643
Entertainment - 0.1%
International Games System Co Ltd	136,000	3,518,883
Wireless Telecommunication Services - 0.1%
Far EasTone Telecommunications Co Ltd	949,348	2,540,648
Taiwan Mobile Co Ltd	980,000	3,472,550
		6,013,198
TOTAL COMMUNICATION SERVICES		17,771,724

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	958,000	1,476,691
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	95,000	1,161,031
Specialty Retail - 0.1%
Hotai Motor Co Ltd	164,960	3,204,462
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd (b)	103,129	1,341,539
Feng TAY Enterprise Co Ltd	266,596	941,819
Pou Chen Corp	1,192,391	1,225,435
		3,508,793
TOTAL CONSUMER DISCRETIONARY		9,350,977

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
President Chain Store Corp	307,000	2,505,500
Food Products - 0.1%
Uni-President Enterprises Corp	2,594,332	6,222,152
TOTAL CONSUMER STAPLES		8,727,652

Financials - 2.0%
Banks - 1.2%
Chang Hwa Commercial Bank Ltd	3,313,656	1,885,745
CTBC Financial Holding Co Ltd	8,961,778	11,021,007
E.Sun Financial Holding Co Ltd	7,736,351	6,848,262
First Financial Holding Co Ltd	6,030,273	4,792,363
Hua Nan Financial Holdings Co Ltd	4,813,232	4,067,310
Mega Financial Holding Co Ltd	6,375,628	7,535,454
Shanghai Commercial & Savings Bank Ltd/The	2,089,439	3,075,079
SinoPac Financial Holdings Co Ltd	5,795,251	3,864,786
Taishin Financial Holding Co Ltd	6,281,252	3,275,838
Taiwan Business Bank	3,696,207	1,633,737
Taiwan Cooperative Financial Holding Co Ltd	5,727,710	4,365,912
		52,365,493
Financial Services - 0.2%
Chailease Holding Co Ltd	807,142	2,898,373
Yuanta Financial Holding Co Ltd	5,566,049	5,442,504
		8,340,877
Insurance - 0.6%
Cathay Financial Holding Co Ltd	5,124,834	9,423,706
Fubon Financial Holding Co Ltd	4,407,135	11,657,481
KGI Financial Holding Co Ltd	8,583,624	4,443,227
Shin Kong Financial Holding Co Ltd (b)	8,011,533	2,950,471
		28,474,885
TOTAL FINANCIALS		89,181,255

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (b)	128,000	2,100,235
Industrials - 0.3%
Electrical Equipment - 0.0%
Fortune Electric Co Ltd	77,100	1,014,177
Voltronic Power Technology Corp	35,000	1,637,917
		2,652,094
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	1,584,000	1,626,755
Marine Transportation - 0.2%
Evergreen Marine Corp Taiwan Ltd	581,494	3,759,965
Wan Hai Lines Ltd	377,415	979,008
Yang Ming Marine Transport Corp	938,000	2,000,015
		6,738,988
Passenger Airlines - 0.1%
China Airlines Ltd	1,558,000	1,024,300
Eva Airways Corp	1,449,000	1,736,962
		2,761,262
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	1,062,000	899,797
TOTAL INDUSTRIALS		14,678,896

Information Technology - 12.8%
Communications Equipment - 0.1%
Accton Technology Corp	271,000	5,037,656
Electronic Equipment, Instruments & Components - 1.5%
AUO Corp	3,497,800	1,343,089
Delta Electronics Inc	1,045,717	10,935,355
E Ink Holdings Inc	462,000	3,220,897
Elite Material Co Ltd	157,000	2,726,882
Hon Hai Precision Industry Co Ltd	6,713,465	29,850,751
Innolux Corp	4,063,885	1,736,921
Largan Precision Co Ltd	53,451	3,803,003
Lotes Co Ltd	45,000	1,765,854
Synnex Technology International Corp	670,700	1,485,002
Unimicron Technology Corp	739,000	2,175,745
Wpg Holding Co Ltd	855,880	1,809,633
Yageo Corp	222,378	3,182,130
Zhen Ding Technology Holding Ltd	357,000	1,091,453
		65,126,715
Semiconductors & Semiconductor Equipment - 10.1%
Alchip Technologies Ltd	41,000	2,734,384
ASE Technology Holding Co Ltd	1,776,592	7,555,295
eMemory Technology Inc	34,000	2,732,264
Global Unichip Corp	47,000	1,506,869
Globalwafers Co Ltd	141,000	1,358,082
Jentech Precision Industrial Co Ltd	46,000	1,445,634
MediaTek Inc	817,615	34,673,614
Novatek Microelectronics Corp	310,000	5,031,539
Realtek Semiconductor Corp	261,000	4,282,030
Taiwan Semiconductor Manufacturing Co Ltd	13,231,740	374,166,722
United Microelectronics Corp	6,071,000	8,502,127
Vanguard International Semiconductor Corp	549,704	1,548,721
		445,537,281
Technology Hardware, Storage & Peripherals - 1.1%
Acer Inc	1,554,000	1,694,704
Advantech Co Ltd	254,946	2,665,524
Asia Vital Components Co Ltd	177,000	2,593,659
Asustek Computer Inc	378,502	6,907,809
Catcher Technology Co Ltd	329,095	2,235,748
Compal Electronics Inc	2,248,000	1,933,171
Gigabyte Technology Co Ltd	287,000	2,067,720
Inventec Corp	1,444,000	1,840,811
Lite-On Technology Corp	1,134,044	3,422,757
Micro-Star International Co Ltd	386,000	1,684,827
Pegatron Corp	1,072,000	2,718,270
Quanta Computer Inc (b)	1,452,000	10,886,643
Wistron Corp	1,477,000	4,729,872
Wiwynn Corp	59,629	3,581,386
		48,962,901
TOTAL INFORMATION TECHNOLOGY		564,664,553

Materials - 0.4%
Chemicals - 0.2%
Formosa Chemicals & Fibre Corp	1,890,149	1,474,117
Formosa Plastics Corp	2,224,085	2,364,883
Nan Ya Plastics Corp	2,770,358	2,649,555
		6,488,555
Construction Materials - 0.1%
Asia Cement Corp	1,239,000	1,741,703
TCC Group Holdings Co Ltd	3,652,354	3,387,383
		5,129,086
Metals & Mining - 0.1%
China Steel Corp	6,340,289	4,092,033
TOTAL MATERIALS		15,709,674

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ruentex Development Co Ltd	843,296	866,306
TOTAL TAIWAN		723,051,272
THAILAND - 1.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
True Corp PCL (b)	2,189,832	792,914
True Corp PCL depository receipt (b)	3,414,998	1,236,534
		2,029,448
Wireless Telecommunication Services - 0.2%
Advanced Info Service PCL depository receipt	638,700	5,634,611
TOTAL COMMUNICATION SERVICES		7,664,059

Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Central Retail Corp Pcl depository receipt	973,100	688,911
Robinson Pcl (f)	55,100	0
		688,911
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL depository receipt	1,826,800	1,470,545
Specialty Retail - 0.1%
Home Product Center PCL depository receipt	3,179,900	805,789
PTT Oil & Retail Business PCL depository receipt	1,614,700	699,919
		1,505,708
TOTAL CONSUMER DISCRETIONARY		3,665,164

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
CP ALL PCL depository receipt	3,136,000	4,829,452
CP AXTRA PCL	200,800	151,612
CP AXTRA PCL depository receipt	890,394	672,287
		5,653,351
Food Products - 0.0%
Charoen Pokphand Foods PCL depository receipt	2,032,500	1,610,148
TOTAL CONSUMER STAPLES		7,263,499

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
PTT Exploration & Production PCL depository receipt	746,800	2,222,869
PTT PCL depository receipt	5,370,300	4,981,059
		7,203,928
Financials - 0.1%
Banks - 0.1%
Kasikornbank PCL depository receipt	317,700	1,517,400
Krung Thai Bank PCL	342,100	223,273
Krung Thai Bank PCL depository receipt	1,530,900	999,150
SCB X PCL	250,600	893,092
SCB X PCL depository receipt	201,200	717,040
TMBThanachart Bank PCL depository receipt	13,040,900	714,471
		5,064,426
Consumer Finance - 0.0%
Krungthai Card PCL depository receipt	483,800	674,848
TOTAL FINANCIALS		5,739,274

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bangkok Dusit Medical Services PCL	18,200	13,054
Bangkok Dusit Medical Services PCL depository receipt	5,956,000	4,271,903
Bumrungrad Hospital Pcl depository receipt	320,000	1,576,836
		5,861,793
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Airports of Thailand PCL depository receipt	2,303,100	2,630,500
Bangkok Expressway & Metro PCL depository receipt	3,701,100	654,481
		3,284,981
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Delta Electronics Thailand PCL depository receipt	1,674,600	4,909,395
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The depository receipt	419,000	2,002,415
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	307,700	465,263
Central Pattana PCL depository receipt	777,500	1,175,633
		1,640,896
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Gulf Development PCL depository receipt	2,406,871	3,545,162
TOTAL THAILAND		52,780,566
TURKEY - 0.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	648,925	1,515,489
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	37,822	870,024
Consumer Staples - 0.1%
Beverages - 0.0%
Coca-Cola Icecek AS	454,122	614,623
Consumer Staples Distribution & Retail - 0.1%
BIM Birlesik Magazalar AS	244,353	2,862,811
TOTAL CONSUMER STAPLES		3,477,434

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	518,447	1,679,459
Financials - 0.1%
Banks - 0.1%
Akbank TAS	1,675,098	2,110,477
Haci Omer Sabanci Holding AS	564,168	1,073,531
Turkiye Is Bankasi AS Class C	4,704,026	1,258,651
Yapi ve Kredi Bankasi AS (b)	1,813,739	1,072,372
		5,515,031
Industrials - 0.3%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	733,753	2,573,251
Industrial Conglomerates - 0.0%
KOC Holding AS	409,200	1,463,754
Turkiye Sise ve Cam Fabrikalari AS	660,452	586,767
		2,050,521
Passenger Airlines - 0.2%
Pegasus Hava Tasimaciligi AS	133,751	774,472
Turk Hava Yollari AO (b)	296,255	2,187,584
		2,962,056
TOTAL INDUSTRIALS		7,585,828

Materials - 0.0%
Chemicals - 0.0%
Sasa Polyester Sanayi AS	5,881,834	646,326
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	1,873,251	1,094,906
TOTAL MATERIALS		1,741,232

TOTAL TURKEY		22,384,497
UNITED ARAB EMIRATES - 1.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Emirates Telecommunications Group Co PJSC	1,867,903	8,848,644
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	1,582,593	969,449
Specialty Retail - 0.1%
Abu Dhabi National Oil Co for Distribution PJSC	1,675,400	1,537,169
TOTAL CONSUMER DISCRETIONARY		2,506,618

Energy - 0.1%
Energy Equipment & Services - 0.1%
ADNOC Drilling Co PJSC	1,716,997	2,290,545
Financials - 0.6%
Banks - 0.6%
Abu Dhabi Commercial Bank PJSC	1,572,134	4,982,137
Abu Dhabi Islamic Bank PJSC	779,242	3,882,367
Dubai Islamic Bank PJSC	1,553,526	3,197,522
Emirates NBD Bank PJSC	1,017,746	5,694,091
First Abu Dhabi Bank PJSC	2,373,070	9,704,064
		27,460,181
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Multiply Group PJSC (b)	1,803,681	1,050,864
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC	2,067,786	4,650,063
Emaar Development PJSC	536,624	1,950,403
Emaar Properties PJSC	3,559,860	12,696,306
		19,296,772
TOTAL UNITED ARAB EMIRATES		61,453,624
UNITED KINGDOM - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Anglogold Ashanti Plc (South Africa)	270,328	11,278,896
UNITED STATES - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
JBS S/A	416,900	3,238,144
Health Care - 0.0%
Biotechnology - 0.0%
Legend Biotech Corp ADR (b)	39,582	1,383,391
TOTAL UNITED STATES		4,621,535
TOTAL COMMON STOCKS (Cost $2,722,777,379)		4,233,126,846

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bancolombia SA	243,169	2,497,541
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Hyundai Motor Co	11,169	1,174,722
Hyundai Motor Co Series 2	19,754	2,116,234
		3,290,956
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd	442,496	14,577,139
TOTAL KOREA (SOUTH)		17,868,095
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	3,570,022	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $15,822,727)		20,365,636

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	141,311,788	141,340,050
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	26,293,850	26,296,479
TOTAL MONEY MARKET FUNDS (Cost $167,636,529)			167,636,529

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (j) (Cost $3,923,124)	4.25	3,936,000	3,923,082

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $2,910,159,759)	4,425,052,093
NET OTHER ASSETS (LIABILITIES) - 0.4%	18,473,587
NET ASSETS - 100.0%	4,443,525,680

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	3,431	Jun 2025	190,420,500	3,428,865	3,428,865

The notional amount of futures purchased as a percentage of Net Assets is 4.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $264,414,170 or 6.0% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $251,967,186 or 5.7% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,923,082.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	767	905,891,452	764,552,168	2,134,564	-	(1)	141,340,050	141,311,788	0.2%
Fidelity Securities Lending Cash Central Fund	43,542,081	117,103,624	134,349,226	259,656	-	-	26,296,479	26,293,850	0.1%
Total	43,542,848	1,022,995,076	898,901,394	2,394,220	-	(1)	167,636,529

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	432,418,264	81,878,469	350,539,795	-
Consumer Discretionary	584,053,626	147,120,789	435,342,340	1,590,497
Consumer Staples	212,846,026	101,808,727	111,037,296	3
Energy	185,475,153	90,753,370	94,721,782	1
Financials	1,050,239,368	524,364,728	525,874,639	1
Health Care	145,275,488	40,523,933	104,751,555	-
Industrials	274,188,020	72,771,308	201,416,712	-
Information Technology	910,340,794	21,041,913	889,298,881	-
Materials	249,043,137	112,319,737	136,723,399	1
Real Estate	72,485,122	51,652,645	20,832,477	-
Utilities	116,761,848	57,228,085	59,533,760	3

Non-Convertible Preferred Stocks
Consumer Discretionary	3,290,956	-	3,290,956	-
Energy	-	-	-	-
Financials	2,497,541	2,497,541	-	-
Information Technology	14,577,139	-	14,577,139	-

U.S. Treasury Obligations	3,923,082	-	3,923,082	-

Money Market Funds	167,636,529	167,636,529	-	-
Total Investments in Securities:	4,425,052,093	1,471,597,774	2,951,863,813	1,590,506
Derivative Instruments:

Assets
Futures Contracts	3,428,865	3,428,865	-	-
Total Assets	3,428,865	3,428,865	-	-
Total Derivative Instruments:	3,428,865	3,428,865	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,428,865	0
Total Equity Risk	3,428,865	0
Total Value of Derivatives	3,428,865	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,778,731) - See accompanying schedule:
Unaffiliated issuers (cost $2,742,523,230)	$4,257,415,564
Fidelity Central Funds (cost $167,636,529)	167,636,529

Total Investment in Securities (cost $2,910,159,759)		$4,425,052,093
Segregated cash with brokers for derivative instruments		2,838,068
Foreign currency held at value (cost $4,098,204)		4,119,092
Receivable for fund shares sold		53,626,885
Dividends receivable		6,411,526
Distributions receivable from Fidelity Central Funds		241,483
Receivable for daily variation margin on futures contracts		263,929
Prepaid expenses		1,685
Receivable from investment adviser for expense reductions		265,565
Other receivables		17,612
Total assets		4,492,837,938
Liabilities
Payable for investments purchased	$370
Payable for fund shares redeemed	1,310,798
Accrued management fee	280,306
Deferred dividend income	21,157,046
Other payables and accrued expenses	256,006
Collateral on securities loaned	26,307,732
Total liabilities		49,312,258
Net Assets		$4,443,525,680
Net Assets consist of:
Paid in capital		$3,921,242,314
Total accumulated earnings (loss)		522,283,366
Net Assets		$4,443,525,680
Net Asset Value, offering price and redemption price per share ($4,443,525,680 ÷ 314,820,257 shares)		$14.11
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$61,923,419
Interest		113,506
Income from Fidelity Central Funds (including $259,656 from security lending)		2,394,220
Income before foreign taxes withheld		$64,431,145
Less foreign taxes withheld		(6,398,564)
Total income		58,032,581
Expenses
Management fee	$1,955,334
Custodian fees and expenses	1,444,109
Independent trustees' fees and expenses	7,172
Registration fees	35,357
Audit fees	64,439
Legal	4,565
Interest	31,656
Miscellaneous	9,193
Total expenses before reductions	3,551,825
Expense reductions	(1,616,406)
Total expenses after reductions		1,935,419
Net Investment income (loss)		56,097,162
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $5,740,897)	(70,701,578)
Foreign currency transactions	(2,071,418)
Futures contracts	4,860,965
Total net realized gain (loss)		(67,912,031)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $13,082,171)	29,156,049
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	556,650
Futures contracts	3,775,041
Total change in net unrealized appreciation (depreciation)		33,487,739
Net gain (loss)		(34,424,292)
Net increase (decrease) in net assets resulting from operations		$21,672,870
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,097,162	$144,011,584
Net realized gain (loss)	(67,912,031)	(78,393,993)
Change in net unrealized appreciation (depreciation)	33,487,739	988,148,059
Net increase (decrease) in net assets resulting from operations	21,672,870	1,053,765,650
Distributions to shareholders	(127,414,368)	(104,651,089)

Share transactions
Proceeds from sales of shares	1,862,243,183	2,800,927,863
Reinvestment of distributions	124,225,271	103,468,129
Cost of shares redeemed	(2,560,877,308)	(2,238,500,861)

Net increase (decrease) in net assets resulting from share transactions	(574,408,854)	665,895,131
Total increase (decrease) in net assets	(680,150,352)	1,615,009,692

Net Assets
Beginning of period	5,123,676,032	3,508,666,340
End of period	$4,443,525,680	$5,123,676,032

Other Information
Shares
Sold	133,079,690	210,593,568
Issued in reinvestment of distributions	8,911,426	8,172,838
Redeemed	(184,143,970)	(155,539,671)
Net increase (decrease)	(42,152,854)	63,226,735

Financial Highlights
Fidelity® SAI Emerging Markets Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.35	$11.94	$11.07	$16.49	$14.45	$13.71
Income from Investment Operations
Net investment income (loss) A,B	.15	.37	.37	.41	.36	.30
Net realized and unrealized gain (loss)	(.06)	2.39	.81	(5.38)	1.93	.80
Total from investment operations	.09	2.76	1.18	(4.97)	2.29	1.10
Distributions from net investment income	(.33)	(.35)	(.31)	(.45)	(.25)	(.36)
Total distributions	(.33)	(.35)	(.31)	(.45)	(.25)	(.36)
Net asset value, end of period	$14.11	$14.35	$11.94	$11.07	$16.49	$14.45
Total Return C,D	.62%	23.48%	10.58%	(30.89)%	15.87%	8.19%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.14% G	.14%	.15%	.15%	.13%	.14%
Expenses net of fee waivers, if any	.08 % G	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.07% G	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.15% G	2.76%	2.93%	2.95%	2.10%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$4,443,526	$5,123,676	$3,508,666	$2,956,092	$3,806,157	$3,564,409
Portfolio turnover rate H	23 % G	29%	32%	30%	16%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity SAI Emerging Markets Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,682,243,550
Gross unrealized depreciation	(221,729,432)
Net unrealized appreciation (depreciation)	$1,460,514,118
Tax cost	$2,967,966,840

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(439,893,697)
Long-term	(422,221,019)
Total capital loss carryforward	$(862,114,716)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Emerging Markets Index Fund	118,788,861

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Index Fund	585,278,154	1,326,122,076

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .075% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Emerging Markets Index Fund	Borrower	35,577,714	4.58%	31,656

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Emerging Markets Index Fund	4,127
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Emerging Markets Index Fund	26,571	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .075% of average net assets. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,556,882.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $59,524.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Emerging Markets Fund
Fidelity SAI Emerging Markets Index Fund	53%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Emerging Markets Index Fund	61%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9870287.109
SV6-SANN-0625
Fidelity® SAI International Quality Index Fund

Semi-Annual Report
April 30, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI International Quality Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
AUSTRALIA - 4.8%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
REA Group Ltd	18,718	2,973,911
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
JB Hi-Fi Ltd	39,718	2,632,023
Financials - 0.4%
Capital Markets - 0.2%
ASX Ltd	70,437	3,189,524
Insurance - 0.2%
Medibank Pvt Ltd	1,000,431	2,976,007
TOTAL FINANCIALS		6,165,531

Health Care - 0.2%
Health Care Technology - 0.2%
Pro Medicus Ltd	19,740	2,894,483
Industrials - 0.4%
Professional Services - 0.4%
Computershare Ltd	202,561	5,293,205
Information Technology - 0.4%
Software - 0.4%
Technology One Ltd	108,982	2,103,589
WiseTech Global Ltd	68,040	3,868,956
		5,972,545
Materials - 3.0%
Metals & Mining - 3.0%
BHP Group Ltd	1,477,420	35,212,313
Fortescue Ltd	615,160	6,353,179
		41,565,492
TOTAL AUSTRALIA		67,497,190
AUSTRIA - 0.3%
Industrials - 0.1%
Machinery - 0.1%
ANDRITZ AG (b)	26,070	1,862,081
Utilities - 0.2%
Electric Utilities - 0.2%
Verbund AG Class A	30,302	2,323,980
TOTAL AUSTRIA		4,186,061
DENMARK - 3.7%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Pandora A/S	29,788	4,395,188
Financials - 0.2%
Banks - 0.2%
Ringkjoebing Landbobank A/S	9,756	1,861,177
Sydbank AS	19,831	1,264,079
		3,125,256
Health Care - 3.1%
Biotechnology - 0.4%
Genmab A/S (c)	24,040	5,097,412
Health Care Equipment & Supplies - 0.1%
Demant A/S (c)	33,714	1,219,824
Pharmaceuticals - 2.6%
Novo Nordisk A/S Series B	537,881	35,963,565
TOTAL HEALTH CARE		42,280,801

Industrials - 0.1%
Building Products - 0.1%
ROCKWOOL A/S Series B	34,091	1,547,004
TOTAL DENMARK		51,348,249
FINLAND - 1.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Elisa Oyj A Shares	54,711	2,914,269
Industrials - 0.9%
Machinery - 0.9%
Kone Oyj B Shares	144,872	8,944,445
Wartsila OYJ Abp	176,262	3,246,771
		12,191,216
TOTAL FINLAND		15,105,485
FRANCE - 8.3%
Consumer Discretionary - 4.8%
Hotels, Restaurants & Leisure - 0.1%
FDJ UNITED (d)(e)	38,365	1,366,438
Textiles, Apparel & Luxury Goods - 4.7%
Hermes International SCA	12,272	33,240,484
LVMH Moet Hennessy Louis Vuitton SE	57,638	31,927,373
		65,167,857
TOTAL CONSUMER DISCRETIONARY		66,534,295

Consumer Staples - 2.7%
Personal Care Products - 2.7%
L'Oreal SA (c)	83,525	36,906,812
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gaztransport Et Technigaz SA	12,002	1,955,172
Industrials - 0.8%
Electrical Equipment - 0.8%
Legrand SA	95,266	10,469,717
TOTAL FRANCE		115,865,996
GERMANY - 6.1%
Communication Services - 0.1%
Entertainment - 0.1%
CTS Eventim AG & Co KGaA	21,274	2,501,606
Consumer Staples - 0.4%
Personal Care Products - 0.4%
Beiersdorf AG	35,276	4,955,340
Financials - 5.1%
Capital Markets - 1.6%
Deutsche Boerse AG	68,403	22,032,189
Insurance - 3.5%
Allianz SE	102,308	42,312,204
Hannover Rueck SE	21,904	7,007,458
		49,319,662
TOTAL FINANCIALS		71,351,851

Industrials - 0.3%
Machinery - 0.3%
Knorr-Bremse AG	24,011	2,371,915
Rational AG	1,859	1,584,741
		3,956,656
Information Technology - 0.2%
Software - 0.2%
Nemetschek SE	20,560	2,708,789
TOTAL GERMANY		85,474,242
HONG KONG - 1.7%
Financials - 1.4%
Capital Markets - 1.4%
Hong Kong Exchanges & Clearing Ltd	432,900	18,913,270
Utilities - 0.3%
Electric Utilities - 0.3%
CK Infrastructure Holdings Ltd	219,500	1,480,201
Power Assets Holdings Ltd	495,500	3,280,717
		4,760,918
TOTAL HONG KONG		23,674,188
ISRAEL - 0.4%
Financials - 0.4%
Banks - 0.3%
First International Bank of Israel Ltd	18,909	1,038,188
Mizrahi Tefahot Bank Ltd	55,415	2,806,498
		3,844,686
Capital Markets - 0.1%
Plus500 Ltd	25,396	1,037,695
TOTAL ISRAEL		4,882,381
ITALY - 2.6%
Consumer Discretionary - 1.8%
Automobiles - 1.5%
Ferrari NV (Italy)	44,381	20,191,250
Textiles, Apparel & Luxury Goods - 0.3%
Moncler SpA	82,859	5,072,562
TOTAL CONSUMER DISCRETIONARY		25,263,812

Financials - 0.6%
Banks - 0.3%
FinecoBank Banca Fineco SpA	221,978	4,417,032
Capital Markets - 0.2%
Azimut Holding SpA	38,937	1,075,837
Banca Generali SpA	20,782	1,226,585
		2,302,422
Financial Services - 0.1%
Banca Mediolanum SpA	92,080	1,368,584
TOTAL FINANCIALS		8,088,038

Information Technology - 0.1%
IT Services - 0.1%
Reply SpA	8,157	1,448,935
Materials - 0.1%
Construction Materials - 0.1%
Buzzi SpA	31,491	1,645,312
TOTAL ITALY		36,446,097
JAPAN - 20.6%
Communication Services - 3.0%
Entertainment - 3.0%
Capcom Co Ltd	122,000	3,531,669
Nexon Co Ltd	149,800	2,350,315
Nintendo Co Ltd	424,600	35,250,295
		41,132,279
Consumer Discretionary - 2.1%
Leisure Products - 0.1%
Sankyo Co Ltd	74,500	1,134,330
Specialty Retail - 2.0%
Fast Retailing Co Ltd	75,100	24,703,760
USS Co Ltd	156,900	1,568,122
ZOZO Inc	144,100	1,463,406
		27,735,288
TOTAL CONSUMER DISCRETIONARY		28,869,618

Consumer Staples - 1.0%
Personal Care Products - 0.1%
Rohto Pharmaceutical Co Ltd	79,800	1,331,116
Tobacco - 0.9%
Japan Tobacco Inc	399,600	12,310,895
TOTAL CONSUMER STAPLES		13,642,011

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Inpex Corp	352,300	4,407,097
Financials - 4.0%
Capital Markets - 0.3%
Japan Exchange Group Inc	379,500	4,222,230
Insurance - 3.7%
Ms&Ad Insurance Group Holdings Inc	479,100	10,889,854
Sompo Holdings Inc	359,800	11,791,046
Tokio Marine Holdings Inc	718,500	28,799,187
		51,480,087
TOTAL FINANCIALS		55,702,317

Health Care - 3.9%
Health Care Equipment & Supplies - 1.1%
Asahi Intecc Co Ltd	85,900	1,317,217
Hoya Corp	126,500	14,884,773
		16,201,990
Pharmaceuticals - 2.8%
Chugai Pharmaceutical Co Ltd	231,800	13,353,895
Daiichi Sankyo Co Ltd	707,300	18,093,180
Ono Pharmaceutical Co Ltd	170,300	1,960,311
Shionogi & Co Ltd	294,100	4,941,031
		38,348,417
TOTAL HEALTH CARE		54,550,407

Industrials - 2.5%
Professional Services - 2.4%
BayCurrent Inc	48,600	2,618,743
Recruit Holdings Co Ltd	556,800	30,855,234
		33,473,977
Trading Companies & Distributors - 0.1%
MonotaRO Co Ltd	89,200	1,714,689
TOTAL INDUSTRIALS		35,188,666

Information Technology - 3.6%
Electronic Equipment, Instruments & Components - 2.3%
Keyence Corp	72,400	30,269,835
Yokogawa Electric Corp	83,900	1,815,609
		32,085,444
IT Services - 0.3%
Obic Co Ltd	119,400	4,167,893
Semiconductors & Semiconductor Equipment - 0.7%
Disco Corp	34,300	6,636,349
Lasertec Corp	29,500	2,742,626
		9,378,975
Software - 0.3%
Oracle Corp Japan	12,100	1,451,780
Trend Micro Inc/Japan	45,600	3,271,827
		4,723,607
TOTAL INFORMATION TECHNOLOGY		50,355,919

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Daito Trust Construction Co Ltd	22,300	2,473,619
TOTAL JAPAN		286,321,933
NETHERLANDS - 7.1%
Communication Services - 0.6%
Entertainment - 0.6%
Universal Music Group NV	279,100	8,207,067
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Koninklijke Vopak NV	23,706	978,609
Financials - 1.3%
Financial Services - 1.3%
Adyen NV (c)(d)(e)	11,435	18,504,269
Industrials - 1.1%
Professional Services - 1.1%
Wolters Kluwer NV	86,644	15,258,141
Information Technology - 4.0%
Semiconductors & Semiconductor Equipment - 4.0%
ASM International NV	16,879	8,132,321
ASML Holding NV	67,161	44,318,545
BE Semiconductor Industries NV	28,064	2,996,106
		55,446,972
TOTAL NETHERLANDS		98,395,058
NORWAY - 0.1%
Financials - 0.1%
Insurance - 0.1%
Gjensidige Forsikring ASA	69,032	1,609,777
SINGAPORE - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Singapore Exchange Ltd	295,900	3,255,154
SPAIN - 2.6%
Consumer Discretionary - 2.5%
Hotels, Restaurants & Leisure - 0.9%
Amadeus IT Group SA Class A	163,653	12,825,578
Specialty Retail - 1.6%
Industria de Diseno Textil SA (b)	407,581	21,812,037
TOTAL CONSUMER DISCRETIONARY		34,637,615

Consumer Staples - 0.0%
Food Products - 0.0%
Viscofan SA	14,168	1,020,794
Information Technology - 0.1%
IT Services - 0.1%
Indra Sistemas SA	34,610	1,098,606
TOTAL SPAIN		36,757,015
SWEDEN - 3.1%
Communication Services - 0.3%
Interactive Media & Services - 0.1%
Hemnet Group AB (c)	29,565	1,012,468
Wireless Telecommunication Services - 0.2%
Tele2 AB B Shares	206,049	3,032,484
TOTAL COMMUNICATION SERVICES		4,044,952

Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Evolution AB (c)(d)(e)	68,487	4,744,410
Financials - 0.2%
Capital Markets - 0.2%
Avanza Bank Holding AB	43,419	1,448,722
Nordnet AB	56,641	1,488,471
		2,937,193
Industrials - 2.1%
Industrial Conglomerates - 0.2%
Lifco AB B Shares	76,991	2,977,522
Machinery - 1.7%
Atlas Copco AB A Shares	1,421,381	22,036,516
Trading Companies & Distributors - 0.2%
AddTech AB B Shares	94,434	3,171,411
TOTAL INDUSTRIALS		28,185,449

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Mycronic AB	27,255	1,084,504
Software - 0.1%
Fortnox AB	175,063	1,575,395
TOTAL INFORMATION TECHNOLOGY		2,659,899

TOTAL SWEDEN		42,571,903
SWITZERLAND - 12.3%
Financials - 5.9%
Capital Markets - 3.3%
Partners Group Holding AG	7,953	10,363,423
Swissquote Group Holding SA	3,898	1,997,763
UBS Group AG	1,063,394	32,068,671
		44,429,857
Insurance - 2.6%
Zurich Insurance Group AG	51,966	36,857,968
TOTAL FINANCIALS		81,287,825

Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
Sonova Holding AG	17,978	5,519,628
Straumann Holding AG	28,404	3,463,493
		8,983,121
Industrials - 4.3%
Building Products - 0.8%
Belimo Holding AG	3,575	3,023,384
Geberit AG	12,144	8,389,785
		11,413,169
Electrical Equipment - 2.3%
ABB Ltd	577,330	30,489,227
Machinery - 0.8%
Schindler Holding AG	21,810	7,948,686
VAT Group AG (d)(e)	9,808	3,497,297
		11,445,983
Professional Services - 0.4%
SGS SA	54,383	5,318,708
TOTAL INDUSTRIALS		58,667,087

Information Technology - 0.4%
Software - 0.1%
Temenos AG	22,666	1,620,275
Technology Hardware, Storage & Peripherals - 0.3%
Logitech International SA	56,479	4,245,420
TOTAL INFORMATION TECHNOLOGY		5,865,695

Materials - 1.1%
Chemicals - 1.1%
EMS-Chemie Holding AG	2,464	1,813,631
Givaudan SA	2,885	13,919,028
		15,732,659
TOTAL SWITZERLAND		170,536,387
UNITED KINGDOM - 10.7%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Auto Trader Group PLC (d)(e)	324,696	3,647,912
Rightmove PLC	285,807	2,810,243
		6,458,155
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.4%
InterContinental Hotels Group PLC	57,667	6,153,640
Leisure Products - 0.2%
Games Workshop Group PLC	11,973	2,458,884
TOTAL CONSUMER DISCRETIONARY		8,612,524

Consumer Staples - 5.5%
Beverages - 1.6%
Diageo PLC	808,299	22,697,354
Personal Care Products - 3.1%
Unilever PLC	652,284	41,530,851
Tobacco - 0.8%
Imperial Brands PLC	283,723	11,642,015
TOTAL CONSUMER STAPLES		75,870,220

Financials - 0.7%
Financial Services - 0.2%
Wise PLC Class A (c)	242,036	3,156,263
Insurance - 0.5%
Admiral Group PLC	97,922	4,251,712
Beazley PLC	232,119	2,736,156
		6,987,868
TOTAL FINANCIALS		10,144,131

Industrials - 2.9%
Machinery - 0.2%
IMI PLC	93,039	2,192,198
Rotork PLC	308,223	1,248,737
		3,440,935
Professional Services - 2.7%
RELX PLC	676,384	36,913,758
TOTAL INDUSTRIALS		40,354,693

Information Technology - 0.5%
IT Services - 0.1%
Softcat PLC	48,519	1,080,490
Software - 0.4%
Sage Group PLC/The	365,034	6,020,200
TOTAL INFORMATION TECHNOLOGY		7,100,690

TOTAL UNITED KINGDOM		148,540,413
UNITED STATES - 13.3%
Consumer Staples - 3.6%
Food Products - 3.6%
Nestle SA	468,945	49,913,279
Health Care - 8.5%
Pharmaceuticals - 8.5%
GSK PLC	758,999	15,015,041
Haleon PLC	3,058,589	15,390,419
Novartis AG	389,273	44,399,431
Roche Holding AG	134,135	43,860,336
		118,665,227
Industrials - 1.2%
Professional Services - 1.2%
Experian PLC	334,103	16,621,971
TOTAL UNITED STATES		185,200,477
TOTAL COMMON STOCKS (Cost $1,256,715,642)		1,377,668,006

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	4,452,920	4,453,811
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	19,485,714	19,487,663
TOTAL MONEY MARKET FUNDS (Cost $23,941,474)			23,941,474

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (i) (Cost $712,661)	4.25	715,000	712,653

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $1,281,369,777)	1,402,322,133
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(10,308,332)
NET ASSETS - 100.0%	1,392,013,801

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	115	Jun 2025	14,344,525	731,756	731,756

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $31,760,326 or 2.3% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,760,326 or 2.3% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $692,718.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	22,897,635	331,273,257	349,717,081	431,300	-	-	4,453,811	4,452,920	0.0%
Fidelity Securities Lending Cash Central Fund	31,030,242	59,303,191	70,845,770	23,008	-	-	19,487,663	19,485,714	0.1%
Total	53,927,877	390,576,448	420,562,851	454,308	-	-	23,941,474

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	68,232,239	15,802,739	52,429,500	-
Consumer Discretionary	175,689,485	104,064,873	71,624,612	-
Consumer Staples	182,308,456	7,307,250	175,001,206	-
Energy	7,340,878	2,933,781	4,407,097	-
Financials	285,966,993	82,224,091	203,742,902	-
Health Care	227,374,039	8,056,669	219,317,370	-
Industrials	229,595,886	96,334,031	133,261,855	-
Information Technology	132,658,050	81,949,259	50,708,791	-
Materials	58,943,463	17,377,971	41,565,492	-
Real Estate	2,473,619	2,473,619	-	-
Utilities	7,084,898	7,084,898	-	-

U.S. Treasury Obligations	712,653	-	712,653	-

Money Market Funds	23,941,474	23,941,474	-	-
Total Investments in Securities:	1,402,322,133	449,550,655	952,771,478	-
Derivative Instruments:

Assets
Futures Contracts	731,756	731,756	-	-
Total Assets	731,756	731,756	-	-
Total Derivative Instruments:	731,756	731,756	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	731,756	0
Total Equity Risk	731,756	0
Total Value of Derivatives	731,756	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,731,439) - See accompanying schedule:
Unaffiliated issuers (cost $1,257,428,303)	$1,378,380,659
Fidelity Central Funds (cost $23,941,474)	23,941,474

Total Investment in Securities (cost $1,281,369,777)		$1,402,322,133
Foreign currency held at value (cost $1,098,973)		1,100,410
Receivable for fund shares sold		68,795
Dividends receivable		3,519,123
Reclaims receivable		4,989,113
Distributions receivable from Fidelity Central Funds		23,364
Prepaid expenses		361
Other receivables		14,446
Total assets		1,412,037,745
Liabilities
Payable for fund shares redeemed	$297,469
Accrued management fee	171,260
Payable for daily variation margin on futures contracts	28,523
Other payables and accrued expenses	39,029
Collateral on securities loaned	19,487,663
Total liabilities		20,023,944
Net Assets		$1,392,013,801
Net Assets consist of:
Paid in capital		$1,292,692,609
Total accumulated earnings (loss)		99,321,192
Net Assets		$1,392,013,801
Net Asset Value, offering price and redemption price per share ($1,392,013,801 ÷ 104,174,178 shares)		$13.36
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$21,691,259
Foreign Tax Reclaims		1,759,766
Interest		37,444
Income from Fidelity Central Funds (including $23,008 from security lending)		454,308
Income before foreign taxes withheld		$23,942,777
Less foreign taxes withheld		(3,953,388)
Total income		19,989,389
Expenses
Management fee	$1,231,306
Custodian fees and expenses	71,149
Independent trustees' fees and expenses	2,184
Registration fees	19,305
Audit fees	27,451
Legal	1,693
Interest	103,241
Miscellaneous	2,368
Total expenses		1,458,697
Net Investment income (loss)		18,530,692
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(17,114,936)
Foreign currency transactions	27,247
Futures contracts	(1,984,477)
Total net realized gain (loss)		(19,072,166)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	75,956,548
Assets and liabilities in foreign currencies	385,667
Futures contracts	1,827,589
Total change in net unrealized appreciation (depreciation)		78,169,804
Net gain (loss)		59,097,638
Net increase (decrease) in net assets resulting from operations		$77,628,330
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,530,692	$21,891,932
Net realized gain (loss)	(19,072,166)	9,477,316
Change in net unrealized appreciation (depreciation)	78,169,804	32,596,720
Net increase (decrease) in net assets resulting from operations	77,628,330	63,965,968
Distributions to shareholders	(26,361,268)	(8,058,495)

Share transactions
Proceeds from sales of shares	210,730,707	1,304,268,941
Reinvestment of distributions	26,029,139	7,924,506
Cost of shares redeemed	(476,597,233)	(64,802,260)

Net increase (decrease) in net assets resulting from share transactions	(239,837,387)	1,247,391,187
Total increase (decrease) in net assets	(188,570,325)	1,303,298,660

Net Assets
Beginning of period	1,580,584,126	277,285,466
End of period	$1,392,013,801	$1,580,584,126

Other Information
Shares
Sold	16,690,982	101,364,496
Issued in reinvestment of distributions	2,049,538	675,576
Redeemed	(36,946,484)	(5,113,840)
Net increase (decrease)	(18,205,964)	96,926,232

Financial Highlights
Fidelity® SAI International Quality Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.92	$10.89	$9.92	$14.51	$11.07	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.29	.28	.32	.24	.08
Net realized and unrealized gain (loss)	.50	2.05	1.02	(3.44)	3.32	.99
Total from investment operations	.64	2.34	1.30	(3.12)	3.56	1.07
Distributions from net investment income	(.20)	(.31)	(.33)	(.24)	(.10)	-
Distributions from net realized gain	-	-	-	(1.24)	(.02)	-
Total distributions	(.20)	(.31)	(.33)	(1.47) D	(.12)	-
Net asset value, end of period	$13.36	$12.92	$10.89	$9.92	$14.51	$11.07
Total Return E,F	5.00%	21.81%	13.13%	(23.94)%	32.28%	10.70%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.18% I	.18%	.20%	.19%	.19%	.23% I,J
Expenses net of fee waivers, if any	.18 % I	.18%	.20%	.19%	.19%	.20% I
Expenses net of all reductions, if any	.18% I	.18%	.20%	.19%	.19%	.20% I
Net investment income (loss)	2.26% I	2.27%	2.49%	2.70%	1.78%	1.55% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,392,014	$1,580,584	$277,285	$316,291	$588,201	$473,547
Portfolio turnover rate K	61 % I	39%	38%	47%	78%	30% L

AFor the period May 12, 2020 (commencement of operations) through October 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity SAI International Quality Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), certain corporate actions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$207,692,384
Gross unrealized depreciation	(88,734,055)
Net unrealized appreciation (depreciation)	$118,958,329
Tax cost	$1,284,095,559

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(16,937,229)
Long-term	-
Total capital loss carryforward	$(16,937,229)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Quality Index Fund	488,969,852	721,221,298
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI International Quality Index Fund	Borrower	47,745,588	4.58%	103,241

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI International Quality Index Fund	1,282
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Quality Index Fund	2,412	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Quality Index Fund	67%	17%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Quality Index Fund	84%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9900586.104
IQI-SANN-0625
Fidelity Flex® Funds

Fidelity Flex® International Index Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® International Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
AUSTRALIA - 4.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	422,197	1,218,502
Interactive Media & Services - 0.1%
CAR Group Ltd	39,480	842,673
REA Group Ltd	5,514	876,063
		1,718,736
TOTAL COMMUNICATION SERVICES		2,937,238

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	117,890	5,905,845
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	58,626	2,503,861
Lottery Corp/The	229,655	765,331
		3,269,192
TOTAL CONSUMER DISCRETIONARY		9,175,037

Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd	85,623	489,420
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	139,005	1,887,661
Woolworths Group Ltd	126,875	2,560,673
		4,448,334
TOTAL CONSUMER STAPLES		4,937,754

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Santos Ltd	335,616	1,290,230
Woodside Energy Group Ltd	197,148	2,569,851
		3,860,081
Financials - 1.8%
Banks - 1.4%
ANZ Group Holdings Ltd	309,689	5,921,953
Commonwealth Bank of Australia	173,958	18,542,034
National Australia Bank Ltd	319,681	7,381,658
Westpac Banking Corp	356,818	7,487,888
		39,333,533
Capital Markets - 0.2%
ASX Ltd	20,338	920,944
Macquarie Group Ltd	37,619	4,648,770
Magellan Financial Group Ltd warrants 4/16/2027 (b)	50	2
		5,569,716
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	25,169	599,087
Insurance - 0.2%
Insurance Australia Group Ltd	245,388	1,288,893
Medibank Pvt Ltd	284,962	847,683
QBE Insurance Group Ltd	156,315	2,160,262
Suncorp Group Ltd	112,185	1,458,864
		5,755,702
TOTAL FINANCIALS		51,258,038

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Cochlear Ltd	6,764	1,184,584
Health Care Providers & Services - 0.0%
Sonic Healthcare Ltd	47,985	801,204
Health Care Technology - 0.0%
Pro Medicus Ltd	6,032	884,474
TOTAL HEALTH CARE		2,870,262

Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	143,343	1,883,765
Passenger Airlines - 0.0%
Qantas Airways Ltd	76,750	433,938
Professional Services - 0.0%
Computershare Ltd	54,921	1,435,163
Trading Companies & Distributors - 0.0%
Reece Ltd	23,646	238,453
SGH Ltd	21,054	688,564
		927,017
Transportation Infrastructure - 0.2%
Transurban Group unit	322,608	2,907,142
TOTAL INDUSTRIALS		7,587,025

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	19,237	1,093,872
Materials - 1.1%
Metals & Mining - 1.1%
BHP Group Ltd	527,207	12,565,269
BlueScope Steel Ltd	46,142	706,733
Fortescue Ltd	176,756	1,825,480
Glencore PLC	1,077,487	3,532,795
Northern Star Resources Ltd	141,193	1,734,369
Rio Tinto Ltd	38,536	2,883,156
Rio Tinto PLC	117,167	6,981,913
South32 Ltd	466,196	803,393
		31,033,108
Real Estate - 0.3%
Diversified REITs - 0.1%
GPT Group/The unit	201,035	595,939
Stockland unit	249,295	876,082
		1,472,021
Industrial REITs - 0.1%
Goodman Group unit	211,031	4,039,944
Retail REITs - 0.1%
Scentre Group unit	542,231	1,256,210
Vicinity Ltd unit	400,550	605,773
		1,861,983
TOTAL REAL ESTATE		7,373,948

Utilities - 0.0%
Electric Utilities - 0.0%
Origin Energy Ltd	177,858	1,212,281
Gas Utilities - 0.0%
Apa Group unit	135,618	713,619
TOTAL UTILITIES		1,925,900

TOTAL AUSTRALIA		124,052,263
AUSTRIA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	15,193	784,151
Financials - 0.1%
Banks - 0.1%
Erste Group Bank AG	32,032	2,157,289
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	44,194	667,307
Mondi PLC (South Africa)	1,358	20,442
		687,749
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	6,997	536,627
TOTAL AUSTRIA		4,165,816
BELGIUM - 0.5%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	2,215	440,877
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	93,446	6,158,931
Food Products - 0.0%
Lotus Bakeries NV	42	402,524
TOTAL CONSUMER STAPLES		6,561,455

Financials - 0.1%
Banks - 0.1%
KBC Group NV	23,811	2,186,536
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	8,746	718,323
Sofina SA	1,628	452,955
		1,171,278
Insurance - 0.0%
Ageas SA/NV	15,706	983,038
TOTAL FINANCIALS		4,340,852

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	13,110	2,393,346
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	7,656	543,110
TOTAL BELGIUM		14,279,640
BRAZIL - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	86,400	423,083
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	89,200	297,849
TOTAL COMMUNICATION SERVICES		720,932

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Vibra Energia SA	105,078	348,090
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	494,500	1,269,546
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	134,424	469,939
Food Products - 0.0%
BRF SA	50,500	201,995
Personal Care Products - 0.0%
Natura & Co Holding SA (b)	97,293	163,036
TOTAL CONSUMER STAPLES		2,104,516

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA	454,500	2,401,779
Petroleo Brasileiro SA	397,244	2,243,407
PRIO SA/Brazil (b)	83,200	494,202
Ultrapar Participacoes SA	77,800	244,429
		5,383,817
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	549,795	1,330,130
Banco Bradesco SA	167,468	360,895
Banco do Brasil SA	178,400	909,423
Itau Unibanco Holding SA	553,525	3,470,291
Itausa SA	594,999	1,121,819
Itausa SA	8,196	15,424
NU Holdings Ltd/Cayman Islands Class A (b)	331,761	4,123,789
		11,331,771
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	562,000	1,335,891
Banco BTG Pactual SA unit	123,000	825,975
XP Inc Class A	38,638	622,071
		2,783,937
Insurance - 0.0%
BB Seguridade Participacoes SA	72,900	549,401
Caixa Seguridade Participacoes S/A	63,200	182,189
		731,590
TOTAL FINANCIALS		14,847,298

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (c)(d)	83,261	469,770
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA (b)	73,800	844,224
Electrical Equipment - 0.1%
WEG SA	173,860	1,367,561
Ground Transportation - 0.0%
Localiza Rent a Car SA	94,511	715,434
Rumo SA	133,600	456,699
		1,172,133
Transportation Infrastructure - 0.0%
CCR SA	102,700	243,397
TOTAL INDUSTRIALS		3,627,315

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	55,700	369,230
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	17,121	551,643
Containers & Packaging - 0.0%
Klabin SA unit	86,680	283,020
Metals & Mining - 0.3%
Gerdau SA	143,546	379,153
Vale SA	376,926	3,510,799
Wheaton Precious Metals Corp	47,128	3,935,082
		7,825,034
Paper & Forest Products - 0.0%
Suzano SA	72,622	640,848
TOTAL MATERIALS		9,300,545

Utilities - 0.1%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras SA	124,800	966,488
Centrais Eletricas Brasileiras SA Series B	26,355	223,977
Cia Energetica de Minas Gerais	189,786	366,185
Cia Paranaense de Energia - Copel Series B	109,500	222,467
CPFL Energia SA	23,800	160,158
Energisa S/A unit	29,800	241,229
Equatorial Energia SA	124,976	810,616
		2,991,120
Independent Power and Renewable Electricity Producers - 0.0%
Engie Brasil Energia SA	19,750	144,667
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	49,900	1,001,403
TOTAL UTILITIES		4,137,190

TOTAL BRAZIL		41,308,703
CANADA - 7.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc	7,407	164,624
Quebecor Inc Class B	16,146	442,943
TELUS Corp	51,198	788,062
		1,395,629
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	37,579	979,681
TOTAL COMMUNICATION SERVICES		2,375,310

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	27,767	964,775
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	5,390	589,905
Dollarama Inc	28,911	3,567,215
		4,157,120
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	29,355	1,891,487
Restaurant Brands International Inc (United States)	2,590	166,796
		2,058,283
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	14,302	659,079
TOTAL CONSUMER DISCRETIONARY		7,839,257

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc	78,813	4,113,872
Empire Co Ltd Class A	13,855	514,562
George Weston Ltd	6,094	1,187,327
Loblaw Cos Ltd	15,665	2,543,034
Metro Inc/CN	21,804	1,680,297
		10,039,092
Food Products - 0.0%
Saputo Inc	26,264	512,477
TOTAL CONSUMER STAPLES		10,551,569

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
ARC Resources Ltd	61,327	1,134,812
Cameco Corp	45,154	2,038,251
Canadian Natural Resources Ltd	219,358	6,294,649
Cenovus Energy Inc	142,417	1,676,649
Enbridge Inc	226,409	10,587,979
Imperial Oil Ltd	18,501	1,247,938
Keyera Corp	23,730	736,549
Pembina Pipeline Corp	60,297	2,304,985
Suncor Energy Inc	130,674	4,615,202
TC Energy Corp	107,903	5,451,504
Tourmaline Oil Corp	36,906	1,630,332
		37,718,850
Financials - 3.0%
Banks - 1.9%
Bank of Montreal	75,885	7,270,891
Bank of Nova Scotia/The	129,375	6,473,442
Canadian Imperial Bank of Commerce	98,047	6,183,945
National Bank of Canada	40,901	3,592,263
Royal Bank of Canada	147,041	17,648,973
Toronto Dominion Bank	181,957	11,626,717
		52,796,231
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	36,770	1,961,991
Brookfield Corp Class A	142,315	7,645,328
IGM Financial Inc	8,786	279,207
Onex Corp Subordinate Voting Shares	6,329	448,117
TMX Group Ltd	28,790	1,166,761
		11,501,404
Insurance - 0.7%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	2,098	3,275,443
Great-West Lifeco Inc	29,212	1,135,975
iA Financial Corp Inc	9,667	939,072
Intact Financial Corp	18,549	4,119,503
Manulife Financial Corp	179,725	5,508,039
Power Corp of Canada Subordinate Voting Shares	58,286	2,206,125
Sun Life Financial Inc	59,890	3,568,811
		20,752,968
TOTAL FINANCIALS		85,050,603

Industrials - 0.8%
Aerospace & Defense - 0.0%
CAE Inc (b)	32,858	822,046
Commercial Services & Supplies - 0.1%
Element Fleet Management Corp	42,475	930,161
RB Global Inc	19,139	1,927,298
		2,857,459
Construction & Engineering - 0.1%
Stantec Inc	11,817	1,037,180
WSP Global Inc	13,547	2,401,237
		3,438,417
Ground Transportation - 0.5%
Canadian National Railway Co	55,539	5,378,654
Canadian Pacific Kansas City Ltd	97,001	7,045,343
TFI International Inc	8,426	684,971
		13,108,968
Passenger Airlines - 0.0%
Air Canada (b)	17,075	173,029
Professional Services - 0.1%
Thomson Reuters Corp	16,375	3,047,061
Trading Companies & Distributors - 0.0%
Toromont Industries Ltd	8,469	716,542
TOTAL INDUSTRIALS		24,163,522

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (b)	12,048	1,028,003
IT Services - 0.5%
CGI Inc Class A	21,146	2,242,218
Shopify Inc Class A (b)	126,077	11,991,308
		14,233,526
Software - 0.3%
Constellation Software Inc/Canada	2,094	7,546,588
Constellation Software Inc/Canada warrants 3/31/2040 (b)(e)	1,367	0
Descartes Systems Group Inc/The (b)	8,847	931,675
Open Text Corp	27,323	739,659
		9,217,922
TOTAL INFORMATION TECHNOLOGY		24,479,451

Materials - 0.7%
Chemicals - 0.1%
Nutrien Ltd	51,069	2,915,371
Containers & Packaging - 0.0%
CCL Industries Inc Class B	15,554	812,788
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA	52,119	6,125,666
Barrick Gold Corp	179,450	3,422,124
Franco-Nevada Corp	19,999	3,436,793
Kinross Gold Corp	127,722	1,885,349
Pan American Silver Corp	37,568	945,876
Teck Resources Ltd Class B	49,428	1,679,749
		17,495,557
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	5,779	427,871
TOTAL MATERIALS		21,651,587

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	4,263	748,205
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc	30,716	1,382,510
Fortis Inc/Canada	51,595	2,555,049
Hydro One Ltd (c)(d)	34,404	1,323,653
		5,261,212
Gas Utilities - 0.0%
AltaGas Ltd	30,779	910,912
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	14,478	412,622
Multi-Utilities - 0.0%
Canadian Utilities Ltd Class A	13,787	385,928
TOTAL UTILITIES		6,970,674

TOTAL CANADA		221,549,028
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	65,599	297,869
Specialty Retail - 0.0%
Empresas Copec SA	39,507	271,199
TOTAL CONSUMER DISCRETIONARY		569,068

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	133,574	457,054
Financials - 0.1%
Banks - 0.1%
Banco de Chile	4,716,533	692,370
Banco de Credito e Inversiones SA	9,096	360,232
Banco Santander Chile	6,899,996	417,181
		1,469,783
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	22,232,375	351,016
Materials - 0.1%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B	14,710	506,443
Metals & Mining - 0.1%
Antofagasta PLC	41,215	896,963
Lundin Mining Corp	77,552	634,547
		1,531,510
Paper & Forest Products - 0.0%
Empresas Cmpc SA	117,741	184,652
TOTAL MATERIALS		2,222,605

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	2,232,450	219,216
Enel Chile SA	2,910,080	205,911
		425,127
TOTAL CHILE		5,494,653
CHINA - 8.7%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (c)(d)	461,000	668,116
Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	13,600	28,384
China Ruyi Holdings Ltd (b)	692,000	182,021
Kingsoft Corp Ltd	96,000	477,797
Mango Excellent Media Co Ltd A Shares (China)	10,000	31,283
Netease Inc	201,090	4,322,701
Tencent Music Entertainment Group Class A ADR	78,068	1,047,673
		6,089,859
Interactive Media & Services - 1.6%
Autohome Inc Class A ADR	7,078	193,088
Baidu Inc A Shares (b)	236,992	2,613,315
Bilibili Inc Z Shares (b)	24,506	430,179
Kanzhun Ltd ADR (b)	27,571	421,836
Kuaishou Technology B Shares (b)(c)(d)	278,800	1,854,928
Kunlun Tech Co Ltd A Shares (China)	7,700	33,783
Tencent Holdings Ltd	671,200	41,111,642
		46,658,771
Media - 0.0%
China Literature Ltd (b)(c)(d)	44,000	152,896
Focus Media Information Technology Co Ltd A Shares (China)	96,200	95,379
Jiangsu Phoenix Publishing & Media Corp Ltd A Shares (China)	13,500	21,805
		270,080
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	208,400	152,512
TOTAL COMMUNICATION SERVICES		53,839,338

Consumer Discretionary - 2.9%
Automobile Components - 0.0%
Bethel Automotive Safety Systems Co Ltd A Shares (China)	3,980	31,598
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	2,000	36,497
Fuyao Glass Industry Group Co Ltd A Shares (China)	10,100	80,711
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	66,000	466,773
Huayu Automotive Systems Co Ltd A Shares (China)	17,200	42,171
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	3,100	44,510
Ningbo Tuopu Group Co Ltd A Shares (China)	11,055	79,844
Sailun Group Co Ltd A Shares (China)	18,400	30,937
Shandong Linglong Tyre Co Ltd A Shares (China)	7,300	14,305
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	12,100	27,791
		855,137
Automobiles - 0.4%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China)	15,200	76,346
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (b)	34,900	35,534
BYD Co Ltd A Shares (China)	11,900	578,475
BYD Co Ltd H Shares	127,000	6,032,023
Chongqing Changan Automobile Co Ltd A Shares (China)	54,688	92,255
Geely Automobile Holdings Ltd	628,000	1,324,731
Great Wall Motor Co Ltd A Shares (China)	23,600	73,293
Great Wall Motor Co Ltd H Shares	224,500	321,889
Guangzhou Automobile Group Company Ltd A Shares (China)	37,700	41,578
Li Auto Inc A Shares (b)	128,298	1,563,269
NIO Inc A Shares (b)	163,894	656,468
SAIC Motor Corp Ltd A Shares (China)	46,900	104,900
Seres Group Co Ltd A Shares (China)	9,500	170,558
XPeng Inc A Shares (b)	128,702	1,198,089
Yadea Group Holdings Ltd (c)(d)	126,993	229,896
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	51,400	368,819
		12,868,123
Broadline Retail - 1.6%
Alibaba Group Holding Ltd	1,681,344	25,102,518
CCOOP Group Co Ltd A Shares (China) (b)	114,100	42,289
JD.com Inc A Shares	253,723	4,130,973
MINISO Group Holding Ltd A Shares	46,112	207,317
PDD Holdings Inc Class A ADR (b)	72,175	7,619,515
Prosus NV Class N	142,187	6,666,382
Vipshop Holdings Ltd Class A ADR	34,507	469,985
		44,238,979
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	32,700	68,873
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	152,190	745,608
TAL Education Group Class A ADR (b)	43,442	380,117
		1,125,725
Hotels, Restaurants & Leisure - 0.6%
H World Group Ltd ADR	21,478	735,407
Haidilao International Holding Ltd (c)(d)	175,000	397,584
Meituan B Shares (b)(c)(d)	511,380	8,467,143
Tongcheng Travel Holdings Ltd (d)	132,000	348,909
TravelSky Technology Ltd H Shares	102,000	142,302
Trip.com Group Ltd	64,300	3,873,484
Yum China Holdings Inc	39,455	1,708,796
		15,673,625
Household Durables - 0.1%
Beijing Roborock Technology Co Ltd A Shares (China)	1,022	27,255
Ecovacs Robotics Co Ltd A Shares (China)	3,500	24,779
Gree Electric Appliances Inc of Zhuhai A Shares (China)	18,100	113,440
Haier Smart Home Co Ltd A Shares (China)	33,800	115,395
Haier Smart Home Co Ltd H Shares	258,400	749,885
Hangzhou GreatStar Industrial Co Ltd A Shares (China)	6,600	21,151
Hisense Home Appliances Group Co Ltd A Shares (China)	10,600	40,065
Hisense Home Appliances Group Co Ltd H Shares	28,000	85,203
Midea Group Co Ltd A Shares (China)	17,000	172,154
Midea Group Co Ltd H Shares	36,600	347,095
Oppein Home Group Inc A Shares (China)	2,560	23,292
Sichuan Changhong Electric Co Ltd A Shares (China)	29,000	41,898
Zhejiang Supor Co Ltd A Shares (China)	3,000	23,202
		1,784,814
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	12,300	107,240
Chow Tai Fook Jewellery Group Ltd	204,600	273,834
HLA Group Corp Ltd A Shares (China)	26,800	30,596
Pop Mart International Group Ltd (c)(d)	55,600	1,389,355
Zhongsheng Group Holdings Ltd	82,500	124,671
		1,925,696
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	133,000	1,576,841
Bosideng International Holdings Ltd	472,000	244,654
Li Ning Co Ltd	241,500	457,740
Shenzhou International Group Holdings Ltd	85,600	593,801
		2,873,036
TOTAL CONSUMER DISCRETIONARY		81,414,008

Consumer Staples - 0.3%
Beverages - 0.2%
Anhui Gujing Distillery Co Ltd A Shares (China)	2,200	49,744
Anhui Gujing Distillery Co Ltd B Shares	12,300	188,227
Anhui Yingjia Distillery Co Ltd A Shares (China)	3,600	21,746
Beijing Yanjing Brewery Co Ltd A Shares (China)	15,300	27,334
China Resources Beer Holdings Co Ltd	168,500	595,299
Chongqing Brewery Co Ltd A Shares (China)	2,800	22,236
Eastroc Beverage Group Co Ltd A Shares (China)	3,210	126,239
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	8,500	55,399
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	9,100	85,861
Kweichow Moutai Co Ltd A Shares (China)	7,800	1,659,841
Luzhou Laojiao Co Ltd A Shares (China)	9,400	159,992
Nongfu Spring Co Ltd H Shares (c)(d)	209,400	966,594
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	7,660	215,048
Tsingtao Brewery Co Ltd A Shares (China)	4,700	48,100
Tsingtao Brewery Co Ltd H Shares	64,000	453,040
Wuliangye Yibin Co Ltd A Shares (China)	24,400	431,934
		5,106,634
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)	598,000	388,612
JD Health International Inc (b)(c)(d)	116,000	554,903
Yifeng Pharmacy Chain Co Ltd A Shares (China)	6,432	25,051
Yonghui Superstores Co Ltd A Shares (China) (b)	57,300	40,304
		1,008,870
Food Products - 0.1%
Angel Yeast Co Ltd A Shares (China)	4,600	22,293
China Feihe Ltd (c)(d)	372,000	282,036
China Mengniu Dairy Co Ltd	327,000	818,807
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	29,092	167,773
Guangdong Haid Group Co Ltd A Shares (China)	11,400	86,943
Hebei Yangyuan Zhihui Beverage Co Ltd A Shares (China)	7,800	26,040
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	22,800	78,324
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	40,600	166,164
Muyuan Foods Co Ltd A Shares (China)	35,540	193,930
New Hope Liuhe Co Ltd A Shares (China) (b)	33,500	44,214
Tingyi Cayman Islands Holding Corp	206,000	372,923
Want Want China Holdings Ltd	485,000	318,305
Wens Foodstuff Group Co Ltd A Shares (China)	37,460	87,318
Wilmar International Ltd	201,600	472,849
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	9,200	40,228
		3,178,147
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (c)(d)	31,600	325,958
Hengan International Group Co Ltd	64,000	172,882
		498,840
Tobacco - 0.0%
Smoore International Holdings Ltd (c)(d)	192,000	333,219
TOTAL CONSUMER STAPLES		10,125,710

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	188,000	147,140
CNOOC Energy Technology & Services Ltd A Shares (China)	33,900	18,514
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	5,300	22,895
		188,549
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	223,000	230,315
China Merchants Energy Shipping Co Ltd A Shares (China)	45,200	36,327
China Petroleum & Chemical Corp A Shares (China)	190,300	148,163
China Petroleum & Chemical Corp H Shares	2,536,000	1,298,149
China Shenhua Energy Co Ltd A Shares (China)	38,900	204,948
China Shenhua Energy Co Ltd H Shares	354,000	1,332,818
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	51,100	72,161
COSCO SHIPPING Energy Transportation Co Ltd H Shares	78,000	61,953
Guanghui Energy Co Ltd A Shares (China)	36,200	28,838
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	12,300	30,194
Inner Mongolia Yitai Coal Co Ltd B Shares	109,900	218,568
PetroChina Co Ltd A Shares (China)	123,000	135,209
PetroChina Co Ltd H Shares	2,204,000	1,688,040
Shaanxi Coal Industry Co Ltd A Shares (China)	60,300	159,030
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	42,730	37,667
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	16,400	24,640
Yankuang Energy Group Co Ltd A Shares (China)	29,565	49,617
Yankuang Energy Group Co Ltd H Shares	350,200	366,203
		6,122,840
TOTAL ENERGY		6,311,389

Financials - 1.5%
Banks - 1.1%
Agricultural Bank of China Ltd A Shares (China)	503,900	375,658
Agricultural Bank of China Ltd H Shares	2,906,000	1,776,064
Bank of Beijing Co Ltd A Shares (China)	132,900	109,686
Bank of Changsha Co Ltd A Shares (China)	20,100	25,046
Bank of Chengdu Co Ltd A Shares (China)	25,500	59,581
Bank of China Ltd A Shares (China)	433,700	329,696
Bank of China Ltd H Shares	7,110,000	3,978,725
Bank of Communications Co Ltd A Shares (China)	196,900	202,354
Bank of Communications Co Ltd H Shares	963,000	844,345
Bank of Hangzhou Co Ltd A Shares (China)	39,000	78,909
Bank of Jiangsu Co Ltd A Shares (China)	115,760	161,858
Bank of Nanjing Co Ltd A Shares (China)	67,600	96,894
Bank of Ningbo Co Ltd A Shares (China)	42,280	139,084
Bank of Shanghai Co Ltd A Shares (China)	92,218	131,718
Bank of Suzhou Co Ltd A Shares (China)	30,100	33,301
BOC Hong Kong Holdings Ltd	383,000	1,590,154
China CITIC Bank Corp Ltd A Shares (China)	79,900	79,245
China CITIC Bank Corp Ltd H Shares	829,000	655,239
China Construction Bank Corp A Shares (China)	305,300	380,212
China Construction Bank Corp H Shares	9,644,000	7,933,457
China Everbright Bank Co Ltd A Shares (China)	99,400	51,687
China Everbright Bank Co Ltd H Shares	584,000	253,763
China Merchants Bank Co Ltd A Shares (China)	116,100	650,853
China Merchants Bank Co Ltd H Shares	418,000	2,287,909
China Minsheng Banking Corp Ltd A Shares (China)	92,600	50,730
China Minsheng Banking Corp Ltd H Shares	836,900	392,789
China Zheshang Bank Co Ltd A Shares (China)	154,100	63,412
Chongqing Rural Commercial Bank Co Ltd H Shares	63,000	48,333
CNPC Capital Co Ltd A Shares (China)	49,300	46,580
Huaxia Bank Co Ltd A Shares (China)	75,800	75,840
Industrial & Commercial Bank of China Ltd A Shares (China)	717,400	691,478
Industrial & Commercial Bank of China Ltd H Shares	6,754,000	4,632,947
Industrial Bank Co Ltd A Shares (China)	127,200	365,386
Ping An Bank Co Ltd A Shares (China)	124,100	186,353
Postal Savings Bank of China Co Ltd A Shares (China)	154,700	108,919
Postal Savings Bank of China Co Ltd H Shares (c)(d)	957,000	589,827
Shanghai Pudong Development Bank Co Ltd A Shares (China)	187,900	283,118
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	55,000	63,557
		29,824,707
Capital Markets - 0.1%
BOC International China Co Ltd A Shares (China)	17,200	23,354
Caitong Securities Co Ltd A Shares (China)	26,700	26,794
Capital Securities Co Ltd A Shares (China)	10,300	26,811
Changjiang Securities Co Ltd A Shares (China)	41,200	36,375
China Galaxy Securities Co Ltd A Shares (China)	31,200	67,068
China Galaxy Securities Co Ltd H Shares	394,000	357,646
China Great Wall Securities Co Ltd A Shares (China)	22,200	23,600
China International Capital Corp Ltd A Shares (China)	8,000	36,097
China International Capital Corp Ltd H Shares (c)(d)	182,400	313,737
China Merchants Securities Co Ltd A Shares (China)	47,250	106,756
CITIC Securities Co Ltd A Shares (China)	73,125	251,742
CITIC Securities Co Ltd H Shares	170,725	423,973
CSC Financial Co Ltd A Shares (China)	27,000	86,285
Dongxing Securities Co Ltd A Shares (China)	18,300	25,243
East Money Information Co Ltd A Shares (China)	101,040	286,256
Everbright Securities Co Ltd A Shares (China)	21,800	48,270
Founder Securities Co Ltd A Shares (China)	57,600	59,041
GF Securities Co Ltd A Shares (China)	27,300	58,587
GF Securities Co Ltd H Shares	15,600	20,356
Guolian Minsheng Securities Co Ltd A Shares (China)	21,700	29,065
Guosen Securities Co Ltd A Shares (China)	40,700	60,832
Guotai Haitong Securities Co Ltd A Shares (China)	123,008	291,983
Guotai Haitong Securities Co Ltd H Shares (c)(d)	152,672	218,114
Guoyuan Securities Co Ltd A Shares (China)	23,710	24,314
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	3,500	124,033
Huatai Securities Co Ltd A Shares (China)	43,800	96,782
Huatai Securities Co Ltd H Shares (c)(d)	140,400	208,186
Industrial Securities Co Ltd A Shares (China)	65,270	51,946
Nanjing Securities Co Ltd A Shares (China)	20,000	21,290
Orient Securities Co Ltd/China A Shares (China)	53,140	66,981
SDIC Capital Co Ltd A Shares (China)	35,500	33,406
Shenwan Hongyuan Group Co Ltd A Shares (China)	146,000	94,780
Sinolink Securities Co Ltd A Shares (China)	20,600	23,026
SooChow Securities Co Ltd A Shares (China)	38,770	41,681
Southwest Securities Co Ltd A Shares (China)	36,400	20,617
Tianfeng Securities Co Ltd A Shares (China) (b)	49,500	26,557
Western Securities Co Ltd A Shares (China)	22,700	23,521
Zheshang Securities Co Ltd A Shares (China)	32,600	47,107
Zhongtai Securities Co Ltd A Shares (China)	36,900	30,990
		3,813,202
Consumer Finance - 0.0%
Qifu Technology Inc Class A ADR	12,315	505,284
Financial Services - 0.0%
Far East Horizon Ltd	202,000	156,534
Insurance - 0.3%
China Life Insurance Co Ltd A Shares (China)	8,900	44,407
China Life Insurance Co Ltd H Shares	796,000	1,457,424
China Pacific Insurance Group Co Ltd A Shares (China)	36,700	150,668
China Pacific Insurance Group Co Ltd H Shares	282,800	769,390
China Taiping Insurance Holdings Co Ltd	147,000	203,945
New China Life Insurance Co Ltd A Shares (China)	22,200	147,015
New China Life Insurance Co Ltd H Shares	81,200	296,821
People's Insurance Co Group of China Ltd/The A Shares (China)	66,200	64,288
People's Insurance Co Group of China Ltd/The H Shares	913,000	540,342
PICC Property & Casualty Co Ltd H Shares	718,000	1,323,869
Ping An Insurance Group Co of China Ltd A Shares (China)	83,800	584,867
Ping An Insurance Group Co of China Ltd H Shares	675,000	4,039,900
		9,622,936
TOTAL FINANCIALS		43,922,663

Health Care - 0.3%
Biotechnology - 0.1%
Akeso Inc (b)(c)(d)	66,000	733,986
Beigene Ltd H Shares (b)	79,077	1,598,107
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	11,400	29,918
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China)	7,356	66,210
Chongqing Zhifei Biological Products Co Ltd A Shares (China)	13,950	36,248
Hualan Biological Engineering Inc A Shares (China)	10,210	22,996
Imeik Technology Development Co Ltd A Shares (China)	1,800	42,761
Innovent Biologics Inc (b)(c)(d)	127,500	883,636
Shanghai RAAS Blood Products Co Ltd A Shares (China)	50,700	46,831
		3,460,693
Health Care Equipment & Supplies - 0.0%
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	5,400	25,596
Shandong Weigao Group Medical Polymer Co Ltd H Shares	262,800	193,484
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	5,417	98,863
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	7,500	226,563
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	4,400	31,703
		576,209
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	56,895	101,660
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	11,300	41,100
Huadong Medicine Co Ltd A Shares (China)	9,600	51,251
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	14,600	36,040
Shanghai Pharmaceuticals Holding Co Ltd H Shares	75,500	103,385
Sinopharm Group Co Ltd H Shares	139,600	330,119
		663,555
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	124,000	174,594
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	2,300	14,137
Pharmaron Beijing Co Ltd H Shares (c)(d)	14,500	25,240
Wuxi Apptec Co Ltd A Shares (China)	10,960	89,341
Wuxi Apptec Co Ltd H Shares (c)(d)	37,864	293,662
Wuxi Biologics Cayman Inc (b)(c)(d)	360,500	1,059,802
		1,656,776
Pharmaceuticals - 0.1%
Beijing Tong Ren Tang Co Ltd A Shares (China)	7,600	38,074
Changchun High-Tech Industry Group Co Ltd A Shares (China) (b)	2,300	27,818
China Resources Pharmaceutical Group Ltd (c)(d)	211,500	133,626
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	8,460	47,860
CSPC Innovation Pharmaceutical Co Ltd A Shares (China) (b)	7,520	43,355
CSPC Pharmaceutical Group Ltd	849,760	671,647
Dong-E-E-Jiao Co Ltd A Shares (China)	3,400	25,412
Hansoh Pharmaceutical Group Co Ltd (c)(d)	126,000	391,536
Hubei Jumpcan Pharmaceutical Co Ltd A Shares (China)	5,500	19,891
Humanwell Healthcare Group Co Ltd A Shares (China)	9,200	26,388
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	39,632	278,184
Kangmei Pharmaceutical Co Ltd rights (b)(e)	721	0
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	20,500	36,953
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	6,700	37,687
Shijiazhuang Yiling Pharmaceutical Co Ltd A Shares (China)	8,440	15,953
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	8,900	44,348
Yunnan Baiyao Group Co Ltd A Shares (China)	11,300	88,987
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	3,900	110,032
		2,037,751
TOTAL HEALTH CARE		8,394,984

Industrials - 0.4%
Aerospace & Defense - 0.0%
AECC Aero-Engine Control Co Ltd A Shares (China)	7,300	17,969
AECC Aviation Power Co Ltd A Shares (China)	18,100	81,763
AviChina Industry & Technology Co Ltd H Shares	259,000	118,887
AVICOPTER PLC A Shares (China) (b)	4,500	21,969
Kuang-Chi Technologies Co Ltd A Shares (China)	12,600	73,170
		313,758
Air Freight & Logistics - 0.0%
JD Logistics Inc (b)(c)(d)	211,200	333,319
SF Holding Co Ltd A Shares (China)	30,400	181,922
YTO Express Group Co Ltd A Shares (China)	19,000	34,231
ZTO Express Cayman Inc A Shares	43,953	818,575
		1,368,047
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	9,000	34,658
Commercial Services & Supplies - 0.0%
Shanghai M&G Stationery Inc A Shares (China)	5,400	21,823
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	8,840	23,673
		45,496
Construction & Engineering - 0.0%
China Communications Services Corp Ltd H Shares	244,000	127,418
China Energy Engineering Corp Ltd A Shares (China)	169,100	51,142
China National Chemical Engineering Co Ltd A Shares (China)	46,500	48,277
China Railway Group Ltd A Shares (China)	120,700	91,629
China Railway Group Ltd H Shares	464,000	199,825
China State Construction Engineering Corp Ltd A Shares (China)	263,500	199,702
China State Construction International Holdings Ltd	206,000	303,332
Metallurgical Corp of China Ltd A Shares (China)	117,700	46,789
Power Construction Corp of China Ltd A Shares (China)	114,500	74,358
Sichuan Road and Bridge Group Co Ltd A Shares (China)	33,520	40,044
		1,182,516
Electrical Equipment - 0.2%
China XD Electric Co Ltd A Shares (China)	29,200	24,953
CNGR Advanced Material Co Ltd A Shares (China)	5,320	23,098
Contemporary Amperex Technology Co Ltd A Shares (China)	27,680	883,989
Dongfang Electric Corp Ltd A Shares (China)	16,800	35,160
Eve Energy Co Ltd A Shares (China)	14,071	79,544
GEM Co Ltd A Shares (China)	29,300	24,671
Goldwind Science & Technology Co Ltd H Shares	33,616	23,189
Goneo Group Co Ltd A Shares (China)	4,800	46,997
Gotion High-Tech Co Ltd A Shares (China)	10,200	28,972
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	19,400	37,219
NARI Technology Co Ltd A Shares (China)	51,580	157,191
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	4,200	29,200
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	7,500	26,383
Shanghai Electric Group Co Ltd A Shares (China) (b)	84,100	84,585
Sieyuan Electric Co Ltd A Shares (China)	4,200	41,613
Sungrow Power Supply Co Ltd A Shares (China)	13,480	112,411
Sunwoda Electronic Co Ltd A Shares (China)	11,600	30,302
TBEA Co Ltd A Shares (China)	27,850	44,167
Zhejiang Chint Electrics Co Ltd A Shares (China)	11,900	36,492
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	10,240	47,713
		1,817,849
Ground Transportation - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	305,900	244,153
Daqin Railway Co Ltd A Shares (China)	114,000	101,624
		345,777
Industrial Conglomerates - 0.0%
CITIC Ltd	422,000	515,285
Fosun International Ltd	257,500	133,803
		649,088
Machinery - 0.2%
Airtac International Group	14,278	391,380
China CSSC Holdings Ltd A Shares (China)	29,100	117,217
CRRC Corp Ltd A Shares (China)	151,800	146,470
CRRC Corp Ltd H Shares	469,000	289,059
FAW Jiefang Group Co Ltd A Shares (China)	12,000	11,884
Haitian International Holdings Ltd	66,000	152,669
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	8,576	88,207
Ningbo Deye Technology Co Ltd A Shares (China)	4,644	55,152
Sany Heavy Industry Co Ltd A Shares (China)	53,500	139,218
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	5,700	44,521
Shenzhen Inovance Technology Co Ltd A Shares (China)	8,450	83,078
Sinotruk Hong Kong Ltd	71,000	170,643
Weichai Power Co Ltd A Shares (China)	33,700	70,598
Weichai Power Co Ltd H Shares	216,000	423,333
XCMG Construction Machinery Co Ltd A Shares (China)	79,500	96,398
Yangzijiang Shipbuildling (Holdings) Ltd (b)	271,700	465,412
Yutong Bus Co Ltd A Shares (China)	13,000	47,985
Zhejiang Dingli Machinery Co Ltd A Shares (China)	2,800	16,736
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	10,600	39,135
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	9,452	59,039
Zhuzhou CRRC Times Electric Co Ltd H Shares	46,000	184,757
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	40,000	40,338
		3,133,229
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	59,870	118,185
COSCO SHIPPING Holdings Co Ltd H Shares	325,550	491,121
SITC International Holdings Co Ltd	138,000	381,672
		990,978
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	33,600	32,658
Air China Ltd H Shares (b)	58,000	34,625
China Eastern Airlines Corp Ltd A Shares (China) (b)	115,100	58,457
China Southern Airlines Co Ltd A Shares (China) (b)	11,600	8,950
China Southern Airlines Co Ltd H Shares (b)	78,000	32,183
Hainan Airlines Holding Co Ltd A Shares (China) (b)	250,800	45,900
Juneyao Airlines Co Ltd A Shares (China)	15,300	26,107
Spring Airlines Co Ltd A Shares (China)	6,700	49,373
		288,253
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (c)(d)	22,000	165,235
Xiamen C & D Inc A Shares (China)	20,500	29,370
		194,605
Transportation Infrastructure - 0.0%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	39,800	70,247
China Merchants Port Holdings Co Ltd	129,219	210,268
Jiangsu Expressway Co Ltd H Shares	134,000	166,731
Liaoning Port Co Ltd A Shares (China)	99,600	19,981
Shanghai International Airport Co Ltd A Shares (China)	4,400	19,407
Zhejiang Expressway Co Ltd H Shares	173,640	143,289
		629,923
TOTAL INDUSTRIALS		10,994,177

Information Technology - 0.7%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	82,000	341,509
Guangzhou Haige Communications Group Inc Co A Shares (China)	14,000	20,002
Hengtong Optic-electric Co Ltd A Shares (China)	13,900	29,510
Suzhou TFC Optical Communication Co Ltd A Shares (China)	3,200	30,707
Yealink Network Technology Corp Ltd A Shares (China)	7,030	32,116
Zhongji Innolight Co Ltd A Shares (China)	7,240	84,563
ZTE Corp A Shares (China)	3,400	14,994
ZTE Corp H Shares	109,600	323,616
		877,017
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	82,500	395,182
Accelink Technologies Co Ltd A Shares (China)	4,200	24,939
Avary Holding Shenzhen Co Ltd A Shares (China)	15,600	61,553
BOE Technology Group Co Ltd A Shares (China)	241,400	127,519
Chaozhou Three-Circle Group Co Ltd A Shares (China)	11,700	55,328
China Railway Signal & Communication Corp Ltd A Shares (China)	44,331	31,031
Eoptolink Technology Inc Ltd A Shares (China)	4,000	50,245
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (b)	54,746	16,417
Foxconn Industrial Internet Co Ltd A Shares (China)	84,800	213,506
GoerTek Inc A Shares (China)	23,400	68,363
Huagong Tech Co Ltd A Shares (China)	6,700	37,380
Lens Technology Co Ltd A Shares (China)	31,900	91,655
Lingyi iTech Guangdong Co A Shares (China)	41,600	45,773
Luxshare Precision Industry Co Ltd A Shares (China)	46,293	196,817
Maxscend Microelectronics Co Ltd A Shares (China)	3,324	34,311
Ofilm Group Co Ltd A Shares (China) (b)	18,900	29,269
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	1,211	32,401
Shengyi Technology Co Ltd A Shares (China)	17,100	57,314
Shennan Circuits Co Ltd A Shares (China)	2,940	44,304
Sunny Optical Technology Group Co Ltd	73,300	619,056
SUPCON Technology Co Ltd A Shares (China)	4,536	29,458
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	9,700	34,478
TCL Technology Group Corp A Shares (China)	128,740	73,386
Unisplendour Corp Ltd A Shares (China)	19,620	68,054
Universal Scientific Industrial Shanghai Co Ltd A Shares (China)	12,400	23,653
Victory Giant Technology Huizhou Co Ltd A Shares (China)	4,700	47,851
Wingtech Technology Co Ltd A Shares (China)	7,100	34,060
Wuhan Guide Infrared Co Ltd A Shares (China)	27,290	30,951
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	13,340	51,553
Zhejiang Dahua Technology Co Ltd A Shares (China)	23,300	50,488
		2,676,295
IT Services - 0.0%
Isoftstone Information Technology Group Co Ltd A Shares (China)	5,650	45,158
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	8,600	57,242
		102,400
Semiconductors & Semiconductor Equipment - 0.1%
ACM Research Shanghai Inc A Shares (China)	1,636	23,635
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	4,144	107,441
Amlogic Shanghai Co Ltd A Shares (China) (b)	2,262	22,511
Bestechnic Shanghai Co Ltd A Shares (China) (b)	759	46,334
Cambricon Technologies Corp Ltd A Shares (China) (b)	2,538	246,085
China Resources Microelectronics Ltd A Shares (China)	7,782	49,318
CSI Solar Co Ltd A Shares (China)	23,205	28,027
Flat Glass Group Co Ltd A Shares (China)	10,000	20,672
Flat Glass Group Co Ltd H Shares	2,000	2,264
GalaxyCore Inc A Shares (China)	12,284	23,326
GCL Technology Holdings Ltd (b)	2,410,000	245,487
Gigadevice Semiconductor Inc A Shares (China) (b)	4,540	80,444
Hangzhou First Applied Material Co Ltd A Shares (China)	14,582	24,623
Hangzhou Silan Microelectronics Co Ltd A Shares (China) (b)	10,200	35,175
Hua Hong Semiconductor Ltd (c)(d)	69,000	315,392
Hwatsing Technology Co Ltd A Shares (China)	1,347	30,695
Hygon Information Technology Co Ltd A Shares (China)	14,863	304,327
Ingenic Semiconductor Co Ltd A Shares (China)	3,000	28,021
JA Solar Technology Co Ltd A Shares (China)	18,876	24,799
JCET Group Co Ltd A Shares (China)	12,400	57,055
Jinko Solar Co Ltd A Shares (China)	55,295	41,691
LONGi Green Energy Technology Co Ltd A Shares (China)	49,252	99,606
Loongson Technology Corp Ltd (China) (b)	1,904	34,061
Montage Technology Co Ltd A Shares (China)	7,862	83,128
National Silicon Industry Group Co Ltd A Shares (China)	15,982	38,421
NAURA Technology Group Co Ltd A Shares (China)	3,300	204,975
Nexchip Semiconductor Corp A Shares (China) (b)	12,627	37,152
Piotech Inc A Shares (China)	1,639	35,297
Rockchip Electronics Co Ltd A Shares (China)	2,700	63,496
Sanan Optoelectronics CO Ltd A Shares (China)	28,900	48,850
SG Micro Corp A Shares (China)	2,457	34,234
Shenzhen Goodix Technology Co Ltd A Shares (China)	3,200	30,902
Silergy Corp	34,000	427,759
Suzhou Maxwell Technologies Co Ltd A Shares (China)	1,528	14,635
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China)	21,575	22,735
Tianshui Huatian Technology Co Ltd A Shares (China)	18,300	23,348
TongFu Microelectronics Co Ltd A Shares (China)	9,600	33,823
Tongwei Co Ltd A Shares (China)	30,900	69,331
Trina Solar Co Ltd A Shares (China)	12,395	22,346
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	4,599	40,540
Will Semiconductor Co Ltd Shanghai A Shares (China)	7,650	138,792
Xinjiang Daqo New Energy Co Ltd A Shares (China)	10,154	24,873
Xinyi Solar Holdings Ltd	478,968	159,952
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	7,100	26,800
		3,472,378
Software - 0.0%
360 Security Technology Inc A Shares (China)	40,500	57,059
Beijing Kingsoft Office Software Inc A Shares (China)	2,774	112,555
China National Software & Service Co Ltd A Shares (China) (b)	5,180	32,412
Empyrean Technology Co Ltd A Shares (China)	2,600	42,620
Hundsun Technologies Inc A Shares (China)	10,708	38,349
Iflytek Co Ltd A Shares (China)	15,100	97,877
Jiangsu Hoperun Software Co Ltd A Shares (China) (b)	5,000	35,723
Kingdee International Software Group Co Ltd (b)	317,000	538,715
Shanghai Baosight Software Co Ltd A Shares (China)	5,000	18,496
Shanghai Baosight Software Co Ltd B Shares	90,943	133,522
Yonyou Network Technology CO Ltd A Shares (China) (b)	19,320	39,198
		1,146,526
Technology Hardware, Storage & Peripherals - 0.5%
Anker Innovations Technology Co Ltd A Shares (China)	3,110	38,120
China Greatwall Technology Group Co Ltd A Shares (China) (b)	18,900	38,043
GRG Banking Equipment Co Ltd A Shares (China)	13,900	23,632
Huaqin Technology Co Ltd A Shares (China)	4,700	42,749
IEIT Systems Co Ltd A Shares (China)	10,045	70,621
Lenovo Group Ltd	834,000	964,586
Ninestar Corp A Shares (China) (b)	8,400	25,431
Shenzhen Transsion Holdings Co Ltd A Shares (China)	7,651	78,993
Xiaomi Corp B Shares (b)(c)(d)	1,712,000	10,960,574
		12,242,749
TOTAL INFORMATION TECHNOLOGY		20,517,365

Materials - 0.2%
Chemicals - 0.0%
Ganfeng Lithium Group Co Ltd A Shares (China)	9,760	40,147
Guangzhou Tinci Materials Technology Co Ltd A Shares (China) (b)	11,760	28,239
Hengli Petrochemical Co Ltd A Shares (China)	45,700	96,078
Hoshine Silicon Industry Co Ltd A Shares (China)	4,200	29,493
Huafon Chemical Co Ltd A Shares (China)	27,500	25,313
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	48,100	35,803
Jiangsu Eastern Shenghong Co Ltd A Shares (China)	37,200	45,037
Jiangsu Yoke Technology Co Ltd A Shares (China)	2,700	20,495
LB Group Co Ltd A Shares (China)	12,900	29,435
Meihua Holdings Group Co Ltd A Shares (China)	19,100	28,787
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	45,800	100,933
Qinghai Salt Lake Industry Co Ltd A Shares (China) (b)	35,900	78,863
Rongsheng Petrochemical Co Ltd A Shares (China)	67,550	77,367
Satellite Chemical Co Ltd A Shares (China)	23,809	59,453
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	11,660	32,703
Shanghai Putailai New Energy Technology Co Ltd A Shares (China)	12,286	28,405
Tianqi Lithium Corp A Shares (China)	8,300	32,794
Tongkun Group Co Ltd A Shares (China)	14,900	22,299
Wanhua Chemical Group Co Ltd A Shares (China)	20,000	149,869
Weihai Guangwei Composites Co Ltd A Shares (China)	4,820	19,266
Yunnan Energy New Material Co Ltd A Shares (China)	5,600	21,361
Yunnan Yuntianhua Co Ltd A Shares (China)	14,600	44,855
Zangge Mining Co Ltd A Shares (China)	8,700	43,282
Zhejiang Juhua Co Ltd A Shares (China)	19,100	66,928
Zhejiang Longsheng Group Co Ltd A Shares (China)	19,700	26,595
Zhejiang NHU Co Ltd A Shares (China)	18,232	55,459
		1,239,259
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd A Shares (China)	16,600	54,941
Anhui Conch Cement Co Ltd H Shares	142,000	400,975
Beijing Oriental Yuhong Waterproof Technology Co Ltd A Shares (China)	5,800	8,888
China Jushi Co Ltd A Shares (China)	20,815	33,555
China National Building Material Co Ltd H Shares	391,000	190,065
		688,424
Metals & Mining - 0.2%
Aluminum Corp of China Ltd A Shares (China)	91,400	80,561
Aluminum Corp of China Ltd H Shares	392,000	210,769
Baoshan Iron & Steel Co Ltd A Shares (China)	133,600	125,528
Chifeng Jilong Gold Mining Co A Shares (China)	10,500	38,117
China Hongqiao Group Ltd	293,500	528,297
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	20,800	66,635
China Rare Earth Resources And Technology Co Ltd A Shares (China)	6,400	27,485
Citic Pacific Special Steel Group Co Ltd A Shares (China)	26,700	43,012
CMOC Group Ltd A Shares (China)	65,000	63,272
CMOC Group Ltd H Shares	456,000	358,657
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	11,600	27,178
Huaibei Mining Holdings Co Ltd A Shares (China)	16,300	26,590
Hunan Valin Steel Co Ltd A Shares (China)	38,500	25,862
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China) (b)	314,500	74,782
JCHX Mining Management Co Ltd A Shares (China)	3,300	16,799
Jiangxi Copper Co Ltd A Shares (China)	12,000	35,162
Jiangxi Copper Co Ltd H Shares	120,000	202,074
Jinduicheng Molybdenum Co Ltd A Shares (China)	18,700	25,234
MMG Ltd (b)	428,000	130,239
Nanjing Iron & Steel Co Ltd A Shares (China)	32,500	19,309
Pangang Group Vanadium Titanium & Resources Co Ltd A Shares (China) (b)	57,900	20,302
Shandong Gold Mining Co Ltd A Shares (China)	18,140	75,848
Shandong Gold Mining Co Ltd H Shares (c)(d)	87,500	257,233
Shandong Nanshan Aluminum Co Ltd A Shares (China)	92,100	46,264
Shanjin International Gold Co Ltd A Shares (China)	16,720	46,948
Tianshan Aluminum Group Co Ltd A Shares (China)	26,000	26,642
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	69,900	30,407
Western Mining Co Ltd A Shares (China)	13,000	27,547
Western Superconducting Technologies Co Ltd A Shares (China)	4,070	26,296
Xiamen Tungsten Co Ltd A Shares (China)	13,500	34,062
Yunnan Aluminium Co Ltd A Shares (China)	19,300	40,391
Yunnan Chihong Zinc&Germanium Co Ltd A Shares (China)	28,000	19,567
Zhaojin Mining Industry Co Ltd H Shares	181,500	432,009
Zhongjin Gold Corp Ltd A Shares (China)	34,300	64,528
Zijin Mining Group Co Ltd A Shares (China)	121,700	293,087
Zijin Mining Group Co Ltd H Shares	598,000	1,309,253
		4,875,946
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	14,200	27,347
TOTAL MATERIALS		6,830,976

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
C&D International Investment Group Ltd	76,922	160,874
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	52,400	65,951
China Overseas Land & Investment Ltd	398,500	710,102
China Resources Land Ltd	333,500	1,128,781
China Resources Mixc Lifestyle Services Ltd (c)(d)	70,200	337,622
China Vanke Co Ltd A Shares (China) (b)	36,700	34,385
China Vanke Co Ltd H Shares (b)	265,400	183,080
Hainan Airport Infrastructure Co Ltd A Shares (China) (b)	62,700	30,259
KE Holdings Inc ADR	72,337	1,468,441
Longfor Group Holdings Ltd (c)(d)	213,931	287,978
Poly Developments and Holdings Group Co Ltd A Shares (China)	80,100	92,151
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	9,700	34,912
Wharf Holdings Ltd/The	114,000	286,338
Youngor Fashion Co Ltd A Shares (China)	34,300	35,355
		4,856,229
Utilities - 0.2%
Gas Utilities - 0.1%
Beijing Enterprises Holdings Ltd	51,500	209,171
China Gas Holdings Ltd	282,600	255,796
China Resources Gas Group Ltd	96,800	270,844
ENN Energy Holdings Ltd	82,400	650,497
ENN Natural Gas Co Ltd A Shares (China)	19,000	51,642
Kunlun Energy Co Ltd	408,000	389,293
		1,827,243
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd A Shares (China)	84,400	40,877
CGN Power Co Ltd H Shares (c)(d)	1,137,000	362,111
China Longyuan Power Group Corp Ltd H Shares	328,000	259,673
China National Nuclear Power Co Ltd A Shares (China)	129,600	164,576
China Power International Development Ltd	445,805	175,319
China Resources Power Holdings Co Ltd	214,000	517,092
China Three Gorges Renewables Group Co Ltd A Shares (China)	185,000	108,395
China Yangtze Power Co Ltd A Shares (China)	153,100	620,968
Datang International Power Generation Co Ltd A Shares (China)	102,900	43,912
GD Power Development Co Ltd A Shares (China)	125,900	77,413
Huadian Power International Corp Ltd A Shares (China)	29,400	23,092
Huaneng Lancang River Hydropower Inc A Shares (China) (b)	30,400	39,931
Huaneng Power International Inc A Shares (China)	68,200	67,147
Huaneng Power International Inc H Shares	426,000	264,204
SDIC Power Holdings Co Ltd A Shares (China)	50,400	104,279
Shenergy Co Ltd A Shares (China)	28,900	35,064
Shenzhen Energy Group Co Ltd A Shares (China)	41,140	36,217
Sichuan Chuantou Energy Co Ltd A Shares (China)	34,600	80,821
Wintime Energy Group Co Ltd A Shares (China)	143,100	26,367
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	62,000	44,784
		3,092,242
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	414,000	130,783
Guangdong Investment Ltd	308,000	249,399
		380,182
TOTAL UTILITIES		5,299,667

TOTAL CHINA		252,506,506
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	26,232	311,017
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	47,203	243,523
TOTAL COLOMBIA		554,540
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (b)	77,818	690,913
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	8,003	386,924
Moneta Money Bank AS (c)(d)	27,200	167,190
		554,114
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	16,658	843,937
TOTAL CZECH REPUBLIC		1,398,051
DENMARK - 1.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	8,487	1,252,248
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	9,893	1,347,958
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	71,515	2,493,094
Insurance - 0.0%
Tryg A/S	35,296	842,090
TOTAL FINANCIALS		3,335,184

Health Care - 1.0%
Biotechnology - 0.1%
Genmab A/S (b)	6,517	1,381,857
Zealand Pharma A/S (b)	6,721	470,847
		1,852,704
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	13,123	1,485,039
Demant A/S (b)	9,165	331,604
		1,816,643
Pharmaceuticals - 0.8%
Novo Nordisk A/S Series B	334,792	22,384,717
TOTAL HEALTH CARE		26,054,064

Industrials - 0.3%
Air Freight & Logistics - 0.3%
DSV A/S	21,245	4,503,088
Building Products - 0.0%
ROCKWOOL A/S Series B	9,880	448,341
Electrical Equipment - 0.0%
Vestas Wind Systems A/S	104,647	1,395,176
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	319	540,301
AP Moller - Maersk A/S Series B	462	795,511
		1,335,812
TOTAL INDUSTRIALS		7,682,417

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	36,603	2,367,057
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	17,625	701,350
TOTAL DENMARK		42,740,278
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	150,182	103,411
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	232,691	370,667
Commercial International Bank - Egypt (CIB) GDR (d)	1,837	2,865
		373,532
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	79,324	81,041
TOTAL EGYPT		557,984
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	14,805	788,612
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	28,636	655,294
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	44,349	460,047
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp	327,938	4,541,598
Insurance - 0.1%
Sampo Oyj A Shares	251,789	2,522,574
TOTAL FINANCIALS		7,064,172

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	11,247	702,675
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	35,443	2,188,262
Metso Oyj	64,223	695,393
Wartsila OYJ Abp	51,859	955,250
		3,838,905
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	554,276	2,770,921
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	60,651	563,350
UPM-Kymmene Oyj	55,428	1,468,072
		2,031,422
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	46,965	784,497
TOTAL FINLAND		19,096,545
FRANCE - 6.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	193,525	2,807,670
Entertainment - 0.0%
Bollore SE	74,986	462,117
Media - 0.1%
Publicis Groupe SA	23,785	2,420,052
TOTAL COMMUNICATION SERVICES		5,689,839

Consumer Discretionary - 1.1%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	69,572	2,543,951
Automobiles - 0.0%
Renault SA	20,137	1,063,732
Hotels, Restaurants & Leisure - 0.1%
Accor SA	20,091	982,098
FDJ UNITED (c)(d)	10,724	381,955
Sodexo SA	9,079	576,306
		1,940,359
Textiles, Apparel & Luxury Goods - 0.9%
Hermes International SCA	3,293	8,919,566
Kering SA	7,725	1,571,671
LVMH Moet Hennessy Louis Vuitton SE	28,608	15,846,808
		26,338,045
TOTAL CONSUMER DISCRETIONARY		31,886,087

Consumer Staples - 0.7%
Beverages - 0.1%
Pernod Ricard SA	20,936	2,258,366
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	56,116	865,517
Food Products - 0.2%
Danone SA	67,099	5,773,628
Personal Care Products - 0.4%
L'Oreal SA (b)	25,000	11,046,636
TOTAL CONSUMER STAPLES		19,944,147

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	224,311	12,775,673
Financials - 0.9%
Banks - 0.6%
BNP Paribas SA	105,786	8,963,193
Credit Agricole SA	110,185	2,066,695
Societe Generale SA Series A	74,871	3,903,698
		14,933,586
Capital Markets - 0.0%
Amundi SA (c)(d)	6,501	510,738
Financial Services - 0.0%
Edenred SE	25,225	782,415
Eurazeo SE	4,320	314,189
		1,096,604
Insurance - 0.3%
AXA SA	184,219	8,712,804
TOTAL FINANCIALS		25,253,732

Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
BioMerieux	4,293	577,277
EssilorLuxottica SA	30,911	8,848,929
		9,426,206
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	3,052	712,928
Pharmaceuticals - 0.0%
Ipsen SA	3,914	452,708
TOTAL HEALTH CARE		10,591,842

Industrials - 1.5%
Aerospace & Defense - 0.8%
Airbus SE	61,773	10,482,294
Dassault Aviation SA	2,041	732,951
Safran SA	37,435	9,962,187
Thales SA	9,636	2,699,259
		23,876,691
Building Products - 0.2%
Cie de Saint-Gobain SA	46,700	5,077,131
Construction & Engineering - 0.3%
Bouygues SA	19,658	861,832
Eiffage SA	7,097	962,770
Vinci SA	51,413	7,221,845
		9,046,447
Electrical Equipment - 0.1%
Legrand SA	27,282	2,998,287
Machinery - 0.0%
Alstom SA (b)	35,698	862,077
Professional Services - 0.1%
Bureau Veritas SA	32,821	1,036,614
Teleperformance SE	5,643	616,637
		1,653,251
Trading Companies & Distributors - 0.0%
Rexel SA	23,097	638,175
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	3,587	446,176
Getlink SE Series A	31,596	597,036
		1,043,212
TOTAL INDUSTRIALS		45,195,271

Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	16,035	2,560,025
Software - 0.1%
Dassault Systemes SE	69,572	2,607,289
TOTAL INFORMATION TECHNOLOGY		5,167,314

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	60,130	12,355,405
Arkema SA	6,010	453,781
		12,809,186
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	5,892	329,065
Office REITs - 0.0%
Gecina SA	4,836	495,801
Retail REITs - 0.1%
Klepierre SA	22,304	814,611
Unibail-Rodamco-Westfield unit	12,574	1,061,497
		1,876,108
TOTAL REAL ESTATE		2,700,974

Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	189,846	3,910,994
Veolia Environnement SA	73,121	2,670,677
		6,581,671
TOTAL FRANCE		178,595,736
GERMANY - 6.3%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Deutsche Telekom AG	362,863	13,033,141
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	6,424	755,397
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	7,819	927,407
TOTAL COMMUNICATION SERVICES		14,715,945

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Continental AG	11,554	895,808
Automobiles - 0.3%
Bayerische Motoren Werke AG	30,013	2,526,217
Mercedes-Benz Group AG	75,069	4,488,284
Volkswagen AG	1	112
		7,014,613
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	23,179	839,478
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	17,787	4,064,256
Puma SE	11,166	288,315
		4,352,571
TOTAL CONSUMER DISCRETIONARY		13,102,470

Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	10,990	773,146
Personal Care Products - 0.1%
Beiersdorf AG	10,283	1,444,488
TOTAL CONSUMER STAPLES		2,217,634

Financials - 1.5%
Banks - 0.1%
Commerzbank AG	98,535	2,591,941
Capital Markets - 0.4%
Deutsche Bank AG	192,402	5,008,781
Deutsche Boerse AG	19,574	6,304,666
		11,313,447
Insurance - 1.0%
Allianz SE	40,161	16,609,654
Hannover Rueck SE	6,253	2,000,440
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	13,908	9,521,548
Talanx AG	6,732	769,498
		28,901,140
TOTAL FINANCIALS		42,806,528

Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (c)(d)	29,397	1,584,714
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	21,206	1,078,867
Fresenius SE & Co KGaA (b)	43,861	2,076,956
		3,155,823
Pharmaceuticals - 0.2%
Bayer AG	102,105	2,663,872
Merck KGaA	13,384	1,848,256
		4,512,128
TOTAL HEALTH CARE		9,252,665

Industrials - 1.5%
Aerospace & Defense - 0.4%
MTU Aero Engines AG	5,599	1,927,585
Rheinmetall AG	4,528	7,711,423
		9,639,008
Air Freight & Logistics - 0.1%
Deutsche Post AG	99,801	4,264,298
Electrical Equipment - 0.2%
Siemens Energy AG (b)	66,479	5,131,094
Industrial Conglomerates - 0.7%
Siemens AG	79,004	18,191,565
Machinery - 0.1%
Daimler Truck Holding AG	49,448	1,969,564
Gea Group Ag	16,242	1,054,306
Knorr-Bremse AG	7,507	741,575
Rational AG	525	447,546
		4,212,991
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	61,560	442,348
Trading Companies & Distributors - 0.0%
Brenntag SE	12,901	861,578
TOTAL INDUSTRIALS		42,742,882

Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	135,786	4,497,643
Software - 1.1%
Nemetschek SE	5,978	787,604
SAP SE	108,556	31,762,253
		32,549,857
TOTAL INFORMATION TECHNOLOGY		37,047,500

Materials - 0.4%
Chemicals - 0.3%
BASF SE (b)	92,807	4,739,605
Covestro AG	18,554	1,248,523
Evonik Industries AG	26,858	600,915
Symrise AG	13,787	1,590,075
		8,179,118
Construction Materials - 0.1%
Heidelberg Materials AG	14,194	2,801,883
TOTAL MATERIALS		10,981,001

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	7,656	646,579
Vonovia SE	76,976	2,553,301
		3,199,880
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	65,712	2,551,868
Multi-Utilities - 0.1%
E.ON SE	233,481	4,083,486
TOTAL UTILITIES		6,635,354

TOTAL GERMANY		182,701,859
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	17,163	325,089
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	19,242	426,593
Specialty Retail - 0.0%
FF Group (b)(e)	256	0
JUMBO SA	11,872	373,888
		373,888
TOTAL CONSUMER DISCRETIONARY		800,481

Financials - 0.2%
Banks - 0.2%
Alpha Services and Holdings SA	232,094	565,898
Eurobank Ergasias Services and Holdings SA	269,938	766,091
National Bank of Greece SA	91,088	959,039
Piraeus Financial Holdings SA	109,453	614,692
		2,905,720
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	11,072	521,785
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	19,316	288,188
TOTAL GREECE		4,841,263
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	393,000	559,431
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	861,766	771,140
Financials - 0.7%
Banks - 0.0%
Hang Seng Bank Ltd	77,900	1,087,804
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	5,889	543,614
Hong Kong Exchanges & Clearing Ltd	125,149	5,467,722
		6,011,336
Insurance - 0.5%
AIA Group Ltd	1,122,000	8,407,052
Prudential PLC	275,546	2,929,820
Prudential PLC rights (b)(f)	278,713	46,905
		11,383,777
TOTAL FINANCIALS		18,482,917

Health Care - 0.0%
Pharmaceuticals - 0.0%
Sino Biopharmaceutical Ltd	1,072,250	540,577
Industrials - 0.1%
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (b)	255,200	198,748
Ground Transportation - 0.0%
MTR Corp Ltd	160,891	555,970
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	16,835	748,065
Swire Pacific Ltd A Shares	41,500	359,050
		1,107,115
Machinery - 0.1%
Techtronic Industries Co Ltd	142,500	1,434,118
Marine Transportation - 0.0%
Orient Overseas International Ltd	14,000	195,858
TOTAL INDUSTRIALS		3,491,809

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	198,745	813,625
Henderson Land Development Co Ltd	150,010	425,419
Hongkong Land Holdings Ltd (Singapore)	113,209	554,045
Sino Land Co Ltd	412,825	424,770
Sun Hung Kai Properties Ltd	150,000	1,422,963
Wharf Real Estate Investment Co Ltd	173,000	414,900
		4,055,722
Retail REITs - 0.0%
Link REIT	270,782	1,269,138
TOTAL REAL ESTATE		5,324,860

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	66,000	445,072
CLP Holdings Ltd	170,000	1,449,529
Power Assets Holdings Ltd	145,000	960,048
		2,854,649
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	1,173,865	1,057,986
TOTAL UTILITIES		3,912,635

TOTAL HONG KONG		33,083,369
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	42,760	361,007
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	23,205	1,708,210
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	14,661	443,529
TOTAL HUNGARY		2,512,746
INDIA - 5.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (b)	123,385	593,802
Tata Communications Ltd	11,902	223,766
		817,568
Interactive Media & Services - 0.0%
Info Edge India Ltd	7,470	624,013
Wireless Telecommunication Services - 0.3%
Bharti Airtel Ltd	266,782	5,876,762
Vodafone Idea Ltd (b)	2,504,665	210,378
		6,087,140
TOTAL COMMUNICATION SERVICES		7,528,721

Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Balkrishna Industries Ltd	7,980	251,980
Bharat Forge Ltd	26,829	350,965
Bosch Ltd	781	271,607
MRF Ltd	246	390,954
Samvardhana Motherson International Ltd	333,861	526,401
Sona Blw Precision Forgings Ltd (c)(d)	46,167	262,454
Tube Investments of India Ltd	10,810	370,172
		2,424,533
Automobiles - 0.4%
Bajaj Auto Ltd	7,010	665,096
Eicher Motors Ltd	14,357	944,147
Hero MotoCorp Ltd	12,452	563,408
Hyundai Motor India Ltd	17,099	344,639
Mahindra & Mahindra Ltd	96,992	3,355,944
Maruti Suzuki India Ltd	13,016	1,884,158
Tata Motors Ltd	209,878	1,597,248
TVS Motor Co Ltd	24,938	787,012
		10,141,652
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	754,906	2,063,366
Indian Hotels Co Ltd/The	88,387	821,287
Jubilant Foodworks Ltd	37,815	319,324
		3,203,977
Household Durables - 0.0%
Dixon Technologies India Ltd (d)	3,786	737,061
Specialty Retail - 0.0%
Trent Ltd	18,734	1,143,548
Textiles, Apparel & Luxury Goods - 0.1%
Kalyan Jewellers India Ltd	43,616	266,028
Page Industries Ltd	641	345,114
Siemens Energy India Ltd (e)	9,342	273,656
Titan Co Ltd	36,796	1,468,080
		2,352,878
TOTAL CONSUMER DISCRETIONARY		20,003,649

Consumer Staples - 0.4%
Beverages - 0.0%
United Spirits Ltd	30,620	565,454
Varun Beverages Ltd	139,833	862,142
		1,427,596
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (b)(c)(d)	17,037	843,695
Food Products - 0.1%
Britannia Industries Ltd	11,242	722,767
Marico Ltd	53,236	446,968
Nestle India Ltd	34,824	982,949
Tata Consumer Products Ltd	61,181	843,057
		2,995,741
Personal Care Products - 0.2%
Colgate-Palmolive India Ltd	13,904	425,495
Dabur India Ltd	56,390	325,207
Godrej Consumer Products Ltd	41,979	625,240
Hindustan Unilever Ltd	85,242	2,363,360
		3,739,302
Tobacco - 0.1%
ITC Ltd	313,049	1,574,063
TOTAL CONSUMER STAPLES		10,580,397

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Bharat Petroleum Corp Ltd	157,273	575,588
Coal India Ltd	190,320	865,975
Hindustan Petroleum Corp Ltd	99,276	443,697
Indian Oil Corp Ltd	293,455	477,792
Oil & Natural Gas Corp Ltd	324,966	939,041
Oil India Ltd	51,467	249,775
Petronet LNG Ltd	78,630	291,527
Reliance Industries Ltd	633,545	10,505,318
		14,348,713
Financials - 1.6%
Banks - 1.2%
AU Small Finance Bank Ltd (c)(d)	38,768	310,832
Axis Bank Ltd	238,114	3,335,521
Bank of Baroda	109,370	323,193
Canara Bank	193,962	223,290
HDFC Bank Ltd	588,635	13,352,095
ICICI Bank Ltd	547,823	9,196,022
IDFC First Bank Ltd (b)	362,297	278,424
IndusInd Bank Ltd	60,633	601,367
Kotak Mahindra Bank Ltd	113,652	2,966,360
Punjab National Bank	243,213	287,989
State Bank of India	185,952	1,734,363
Union Bank of India Ltd	162,968	242,361
Yes Bank Ltd (b)	1,494,855	313,330
		33,165,147
Capital Markets - 0.0%
BSE Ltd	6,859	518,033
HDFC Asset Management Co Ltd (c)(d)	10,085	521,923
		1,039,956
Consumer Finance - 0.2%
Bajaj Finance Ltd	28,973	2,952,296
Cholamandalam Investment and Finance Co Ltd	43,212	763,270
Muthoot Finance Ltd	12,517	321,797
SBI Cards & Payment Services Ltd	29,869	308,581
Shriram Finance Ltd	145,946	1,056,194
Sundaram Finance Ltd	6,738	419,823
		5,821,961
Financial Services - 0.1%
Bajaj Finserv Ltd	39,455	910,087
Bajaj Holdings & Investment Ltd	2,720	386,177
Jio Financial Services Ltd (b)	296,091	913,242
Power Finance Corp Ltd	152,744	737,877
REC Ltd	135,143	673,667
		3,621,050
Insurance - 0.1%
HDFC Life Insurance Co Ltd (c)(d)	99,671	875,107
ICICI Lombard General Insurance Co Ltd (c)(d)	25,212	559,399
ICICI Prudential Life Insurance Co Ltd (c)(d)	37,862	274,627
PB Fintech Ltd (b)	35,418	679,612
SBI Life Insurance Co Ltd (c)(d)	47,249	986,831
		3,375,576
TOTAL FINANCIALS		47,023,690

Health Care - 0.3%
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd	10,367	855,711
Max Healthcare Institute Ltd	80,292	1,040,316
		1,896,027
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	12,495	900,712
Pharmaceuticals - 0.2%
Alkem Laboratories Ltd	4,408	266,682
Aurobindo Pharma Ltd (b)	27,365	398,336
Cipla Ltd/India	54,330	995,643
Dr Reddy's Laboratories Ltd	60,262	844,760
Lupin Ltd	24,000	596,001
Mankind Pharma Ltd (b)	13,051	379,927
Sun Pharmaceutical Industries Ltd	100,090	2,167,863
Torrent Pharmaceuticals Ltd	12,447	488,842
Zydus Lifesciences Ltd	26,442	278,010
		6,416,064
TOTAL HEALTH CARE		9,212,803

Industrials - 0.5%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	379,543	1,409,805
Hindustan Aeronautics Ltd (d)	20,809	1,101,974
		2,511,779
Building Products - 0.0%
Astral Ltd	14,358	228,200
Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp Ltd	25,905	230,300
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	69,896	2,762,915
Rail Vikas Nigam Ltd (d)	55,096	228,383
Voltas Ltd	24,378	356,819
		3,348,117
Electrical Equipment - 0.2%
ABB India Ltd	5,523	360,328
Bharat Heavy Electricals Ltd	111,078	297,427
CG Power & Industrial Solutions Ltd	62,485	462,455
Havells India Ltd	26,266	496,694
Polycab India Ltd	5,525	360,044
Suzlon Energy Ltd (b)	1,006,021	669,905
		2,646,853
Ground Transportation - 0.0%
Container Corp Of India Ltd	24,380	194,462
Industrial Conglomerates - 0.0%
Siemens Ltd	9,342	319,955
Machinery - 0.0%
Ashok Leyland Ltd	150,075	400,111
Cummins India Ltd	14,408	494,024
Thermax Limited	4,144	161,200
		1,055,335
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (b)(c)(d)	19,650	1,222,757
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	16,995	462,214
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	55,544	798,010
GMR Airports Ltd (b)	280,769	289,052
		1,087,062
TOTAL INDUSTRIALS		13,307,034

Information Technology - 0.5%
IT Services - 0.5%
HCL Technologies Ltd	98,235	1,819,583
Infosys Ltd	345,514	6,099,690
LTIMindtree Ltd (c)(d)	7,780	421,644
Mphasis Ltd	10,614	309,569
Persistent Systems Ltd	11,239	706,364
Tata Consultancy Services Ltd	94,159	3,838,349
Tech Mahindra Ltd	55,543	986,578
Wipro Ltd	274,063	781,687
		14,963,464
Software - 0.0%
Oracle Financial Services Software Ltd	2,292	236,519
Tata Elxsi Ltd	3,584	244,524
		481,043
TOTAL INFORMATION TECHNOLOGY		15,444,507

Materials - 0.4%
Chemicals - 0.1%
Asian Paints Ltd	39,688	1,138,276
PI Industries Ltd	7,962	342,507
Pidilite Industries Ltd	15,837	568,569
Solar Industries India Ltd	2,834	440,800
SRF Ltd	13,862	493,340
Supreme Industries Ltd	6,501	271,935
UPL Ltd	44,884	355,479
UPL Ltd	2,386	12,806
		3,623,712
Construction Materials - 0.1%
Ambuja Cements Ltd	63,297	402,997
Grasim Industries Ltd	27,142	879,581
Shree Cement Ltd	918	322,296
UltraTech Cement Ltd	11,975	1,647,947
		3,252,821
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	18,842	359,683
Hindalco Industries Ltd	139,617	1,030,504
Jindal Stainless Ltd	34,679	239,447
Jindal Steel & Power Ltd	42,492	450,840
JSW Steel Ltd	63,744	777,717
NMDC Ltd	326,126	249,853
Tata Steel Ltd	778,482	1,294,011
Vedanta Ltd	143,226	710,229
		5,112,284
TOTAL MATERIALS		11,988,817

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
DLF Ltd	78,004	621,348
Godrej Properties Ltd (b)	15,390	392,634
Macrotech Developers Ltd (c)(d)	31,492	494,824
Oberoi Realty Ltd	13,301	257,858
Phoenix Mills Ltd/The	20,400	400,997
Prestige Estates Projects Ltd	17,692	287,484
		2,455,145
Utilities - 0.2%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	484,974	1,759,007
Tata Power Co Ltd/The	164,347	745,780
Torrent Power Ltd	18,581	337,813
		2,842,600
Gas Utilities - 0.0%
GAIL India Ltd	238,934	533,422
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (b)	58,962	369,983
JSW Energy Ltd	45,704	258,994
NHPC Ltd	304,848	308,554
NTPC Ltd	454,165	1,900,141
		2,837,672
TOTAL UTILITIES		6,213,694

TOTAL INDIA		158,107,170
INDONESIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	5,125,800	807,922
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	93,050,600	474,746
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	1,952,200	252,721
Food Products - 0.1%
Charoen Pokphand Indonesia Tbk PT	784,300	223,646
Indofood CBP Sukses Makmur Tbk PT	250,100	170,920
Indofood Sukses Makmur Tbk PT	469,900	226,668
		621,234
TOTAL CONSUMER STAPLES		873,955

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	1,489,300	170,599
United Tractors Tbk PT	150,900	206,223
		376,822
Financials - 0.3%
Banks - 0.3%
Bank Central Asia Tbk PT	5,755,100	3,059,933
Bank Mandiri Persero Tbk PT	3,868,400	1,142,368
Bank Negara Indonesia Persero Tbk PT	1,555,700	392,035
Bank Rakyat Indonesia Persero Tbk PT	7,074,910	1,638,618
		6,232,954
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	2,269,600	187,072
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	2,097,700	606,290
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT	2,573,548	115,448
Chandra Asri Pacific Tbk PT	803,900	381,898
		497,346
Metals & Mining - 0.0%
Amman Mineral Internasional PT (b)	673,200	289,091
TOTAL MATERIALS		786,437

TOTAL INDONESIA		10,346,198
IRELAND - 0.3%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	15,537	1,641,302
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	217,167	1,459,593
Bank of Ireland Group PLC	104,031	1,216,816
		2,676,409
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	16,073	1,352,877
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	20,158	2,136,748
TOTAL INDUSTRIALS		3,489,625

TOTAL IRELAND		7,807,336
ISRAEL - 0.5%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	10,503	377,163
Financials - 0.2%
Banks - 0.2%
Bank Hapoalim BM	130,782	1,915,522
Bank Leumi Le-Israel BM	156,218	2,217,244
Israel Discount Bank Ltd Class A	127,813	953,579
Mizrahi Tefahot Bank Ltd	16,262	823,590
		5,909,935
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	116,474	1,806,512
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	2,774	1,065,067
Information Technology - 0.2%
IT Services - 0.0%
Wix.com Ltd (b)	5,454	924,944
Semiconductors & Semiconductor Equipment - 0.0%
Nova Ltd (Israel) (b)	3,083	591,345
Software - 0.2%
Check Point Software Technologies Ltd (b)	9,135	2,005,681
Nice Ltd (b)	6,453	1,008,101
Nice Ltd ADR (b)	39	6,078
		3,019,860
TOTAL INFORMATION TECHNOLOGY		4,536,149

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	79,931	530,230
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	4,458	324,392
TOTAL ISRAEL		14,549,448
ITALY - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)	33,888	404,630
Telecom Italia SpA/Milano (b)	1,043,975	411,568
		816,198
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Ferrari NV (Italy)	13,104	5,961,699
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	24,261	1,485,239
TOTAL CONSUMER DISCRETIONARY		7,446,938

Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	22,463	1,167,522
Davide Campari-Milano NV	65,162	437,252
		1,604,774
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	221,907	3,178,049
Financials - 1.0%
Banks - 0.8%
Banco BPM SpA	133,503	1,481,234
BPER Banca SPA	102,619	829,806
FinecoBank Banca Fineco SpA	63,222	1,258,024
Intesa Sanpaolo SpA	1,573,475	8,399,663
Mediobanca Banca di Credito Finanziario SpA	51,710	1,053,555
UniCredit SpA	145,161	8,445,591
		21,467,873
Financial Services - 0.0%
Nexi SpA (b)(c)(d)	50,113	292,028
Insurance - 0.2%
Generali	98,005	3,568,343
Poste Italiane Spa (c)(d)	47,254	955,005
Unipol Assicurazioni SpA	37,675	672,212
		5,195,560
TOTAL FINANCIALS		26,955,461

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	2,339	266,298
Health Care Providers & Services - 0.0%
Amplifon SpA	12,988	247,260
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	11,848	695,931
TOTAL HEALTH CARE		1,209,489

Industrials - 0.1%
Aerospace & Defense - 0.1%
Leonardo SpA	42,096	2,188,500
Electrical Equipment - 0.0%
Prysmian SpA	29,201	1,604,075
TOTAL INDUSTRIALS		3,792,575

Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	845,432	7,329,026
Terna - Rete Elettrica Nazionale	146,180	1,451,981
		8,781,007
Gas Utilities - 0.0%
Snam SpA	210,270	1,205,314
TOTAL UTILITIES		9,986,321

TOTAL ITALY		54,989,805
JAPAN - 13.9%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.1%
Nippon Telegraph & Telephone Corp	3,106,300	3,246,945
Entertainment - 0.5%
Capcom Co Ltd	36,300	1,050,816
Konami Group Corp	10,500	1,499,568
Nexon Co Ltd	34,900	547,570
Nintendo Co Ltd	114,800	9,530,697
Toho Co Ltd/Tokyo	11,700	667,971
		13,296,622
Interactive Media & Services - 0.0%
LY Corp	297,400	1,124,773
Media - 0.0%
Dentsu Group Inc	20,500	429,806
Wireless Telecommunication Services - 0.5%
KDDI Corp	319,000	5,653,836
SoftBank Corp	2,976,600	4,504,326
SoftBank Group Corp	99,300	5,021,567
		15,179,729
TOTAL COMMUNICATION SERVICES		33,277,875

Consumer Discretionary - 2.6%
Automobile Components - 0.2%
Aisin Corp	54,000	684,159
Bridgestone Corp	59,300	2,479,640
Denso Corp	196,300	2,534,613
Sumitomo Electric Industries Ltd	74,800	1,202,291
		6,900,703
Automobiles - 1.1%
Honda Motor Co Ltd	466,500	4,746,518
Isuzu Motors Ltd	59,000	793,458
Nissan Motor Co Ltd (b)	233,800	556,591
Subaru Corp	61,400	1,111,826
Suzuki Motor Corp	162,800	1,950,941
Toyota Motor Corp	985,100	18,814,838
Yamaha Motor Co Ltd	95,200	747,676
		28,721,848
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	39,390	1,214,925
Rakuten Group Inc (b)	157,800	930,441
		2,145,366
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	112,300	2,378,457
Zensho Holdings Co Ltd	10,100	626,500
		3,004,957
Household Durables - 0.7%
Panasonic Holdings Corp	242,100	2,775,911
Sekisui House Ltd	61,800	1,420,794
Sony Group Corp	639,300	16,866,523
		21,063,228
Leisure Products - 0.1%
Bandai Namco Holdings Inc	61,800	2,147,707
Shimano Inc	7,900	1,112,995
		3,260,702
Specialty Retail - 0.3%
Fast Retailing Co Ltd	19,900	6,546,003
Nitori Holdings Co Ltd	8,300	987,574
ZOZO Inc	42,900	435,670
		7,969,247
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	67,033	1,440,811
TOTAL CONSUMER DISCRETIONARY		74,506,862

Consumer Staples - 0.8%
Beverages - 0.1%
Asahi Group Holdings Ltd	150,000	2,073,345
Kirin Holdings Co Ltd	80,400	1,216,185
Suntory Beverage & Food Ltd	14,300	498,870
		3,788,400
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd (g)	67,900	2,007,883
Kobe Bussan Co Ltd	15,900	487,742
MatsukiyoCocokara & Co	34,600	635,592
Seven & i Holdings Co Ltd	230,100	3,387,215
		6,518,432
Food Products - 0.2%
Ajinomoto Co Inc	95,100	1,945,184
Kikkoman Corp	70,100	686,221
MEIJI Holdings Co Ltd	24,800	609,754
Nissin Foods Holdings Co Ltd	20,200	444,886
Yakult Honsha Co Ltd	27,000	553,766
		4,239,811
Household Products - 0.0%
Unicharm Corp	117,000	1,084,651
Personal Care Products - 0.1%
Kao Corp	48,400	2,072,562
Shiseido Co Ltd	41,200	677,379
		2,749,941
Tobacco - 0.1%
Japan Tobacco Inc	124,600	3,838,683
TOTAL CONSUMER STAPLES		22,219,918

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	284,600	1,370,130
Idemitsu Kosan Co Ltd	94,530	585,804
Inpex Corp	92,100	1,152,125
		3,108,059
Financials - 2.2%
Banks - 1.3%
Chiba Bank Ltd/The	60,000	533,489
Concordia Financial Group Ltd	108,300	700,480
Japan Post Bank Co Ltd	188,561	1,926,756
Mitsubishi UFJ Financial Group Inc	1,191,700	15,014,382
Mizuho Financial Group Inc	250,710	6,268,410
Resona Holdings Inc	218,400	1,751,960
Sumitomo Mitsui Financial Group Inc	387,600	9,247,056
Sumitomo Mitsui Trust Group Inc	67,100	1,659,969
		37,102,502
Capital Markets - 0.2%
Daiwa Securities Group Inc	137,900	906,820
Japan Exchange Group Inc	103,100	1,147,067
Nomura Holdings Inc	313,500	1,747,313
SBI Holdings Inc	28,200	737,444
		4,538,644
Financial Services - 0.0%
Mitsubishi HC Capital Inc	91,600	644,813
ORIX Corp	119,700	2,401,186
		3,045,999
Insurance - 0.7%
Dai-ichi Life Holdings Inc	375,600	2,712,000
Japan Post Holdings Co Ltd	200,000	1,944,053
Japan Post Insurance Co Ltd	19,500	389,986
Ms&Ad Insurance Group Holdings Inc	133,700	3,038,976
Sompo Holdings Inc	92,700	3,037,882
T&D Holdings Inc	50,500	1,074,570
Tokio Marine Holdings Inc	185,100	7,419,249
		19,616,716
TOTAL FINANCIALS		64,303,861

Health Care - 1.1%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	36,200	4,259,516
Olympus Corp	116,300	1,523,879
Sysmex Corp	52,700	977,298
Terumo Corp	138,500	2,650,992
		9,411,685
Health Care Technology - 0.0%
M3 Inc	45,430	569,355
Pharmaceuticals - 0.8%
Astellas Pharma Inc	187,900	1,881,658
Chugai Pharmaceutical Co Ltd	69,800	4,021,147
Daiichi Sankyo Co Ltd	182,200	4,660,791
Eisai Co Ltd	27,100	783,298
Kyowa Kirin Co Ltd	25,100	391,927
Ono Pharmaceutical Co Ltd	38,300	440,869
Otsuka Holdings Co Ltd	45,900	2,237,661
Shionogi & Co Ltd	78,400	1,317,160
Takeda Pharmaceutical Co Ltd	165,377	5,002,427
		20,736,938
TOTAL HEALTH CARE		30,717,978

Industrials - 3.3%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	33,600	353,554
Building Products - 0.1%
Agc Inc	20,200	630,683
Daikin Industries Ltd	27,400	3,121,498
		3,752,181
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	40,700	567,307
Secom Co Ltd	43,500	1,599,514
TOPPAN Holdings Inc	25,100	704,621
		2,871,442
Construction & Engineering - 0.1%
Kajima Corp	41,000	978,984
Obayashi Corp	68,000	1,055,032
Taisei Corp	17,300	938,041
		2,972,057
Electrical Equipment - 0.2%
Fuji Electric Co Ltd	13,800	613,641
Fujikura Ltd	25,900	963,659
Mitsubishi Electric Corp	197,800	3,826,521
NIDEC CORP	86,600	1,538,998
		6,942,819
Ground Transportation - 0.2%
Central Japan Railway Co	80,600	1,696,135
East Japan Railway Co	94,200	2,041,962
Hankyu Hanshin Holdings Inc	23,800	677,146
Tokyo Metro Co Ltd	30,500	386,316
Tokyu Corp	55,700	675,533
West Japan Railway Co	46,800	984,485
		6,461,577
Industrial Conglomerates - 0.4%
Hikari Tsushin Inc	1,800	498,279
Hitachi Ltd	482,000	11,912,878
Sekisui Chemical Co Ltd	39,300	684,136
		13,095,293
Machinery - 0.8%
Daifuku Co Ltd	33,300	881,991
FANUC Corp	98,200	2,492,283
Hoshizaki Corp	11,400	484,129
Komatsu Ltd	94,100	2,721,332
Kubota Corp	101,300	1,177,146
Makita Corp	25,000	731,221
MINEBEA MITSUMI Inc	37,300	546,670
Mitsubishi Heavy Industries Ltd	333,200	6,568,321
SMC Corp	5,900	1,909,481
Toyota Industries Corp	16,900	1,981,004
Yaskawa Electric Corp	23,200	488,808
		19,982,386
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	38,600	529,373
Mitsui OSK Lines Ltd	35,800	1,192,277
Nippon Yusen KK	45,400	1,483,350
		3,205,000
Passenger Airlines - 0.0%
ANA Holdings Inc	16,500	316,956
Japan Airlines Co Ltd	15,200	275,384
		592,340
Professional Services - 0.3%
Recruit Holdings Co Ltd	145,800	8,079,549
Trading Companies & Distributors - 1.0%
ITOCHU Corp	123,600	6,321,267
Marubeni Corp	147,200	2,609,659
Mitsubishi Corp	355,500	6,749,731
Mitsui & Co Ltd	262,500	5,308,045
MonotaRO Co Ltd	26,300	505,564
Sumitomo Corp	113,200	2,763,935
Toyota Tsusho Corp	65,800	1,307,625
		25,565,826
TOTAL INDUSTRIALS		93,874,024

Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 0.7%
Keyence Corp	20,200	8,445,451
Kyocera Corp	133,400	1,581,021
Murata Manufacturing Co Ltd	173,700	2,474,627
Omron Corp	18,100	537,298
Shimadzu Corp	24,500	628,521
TDK Corp	201,780	2,153,284
Yokogawa Electric Corp	23,500	508,544
		16,328,746
IT Services - 0.4%
Fujitsu Ltd	183,000	4,065,431
NEC Corp	127,600	3,106,145
Nomura Research Institute Ltd	39,200	1,484,404
NTT Data Group Corp	66,000	1,310,786
Obic Co Ltd	33,400	1,165,893
Otsuka Corp	24,000	532,270
SCSK Corp	16,400	429,327
TIS Inc	21,900	632,738
		12,726,994
Semiconductors & Semiconductor Equipment - 0.5%
Advantest Corp	79,600	3,330,142
Disco Corp	9,600	1,857,404
Lasertec Corp	8,400	780,951
Renesas Electronics Corp	174,500	2,047,804
SCREEN Holdings Co Ltd	8,500	565,224
Tokyo Electron Ltd	46,600	6,938,665
		15,520,190
Software - 0.0%
Oracle Corp Japan	4,000	479,926
Trend Micro Inc/Japan	13,100	939,933
		1,419,859
Technology Hardware, Storage & Peripherals - 0.2%
Canon Inc	97,000	2,993,396
FUJIFILM Holdings Corp	116,200	2,380,054
Ricoh Co Ltd	54,600	574,289
Seiko Epson Corp	30,400	421,742
		6,369,481
TOTAL INFORMATION TECHNOLOGY		52,365,270

Materials - 0.5%
Chemicals - 0.4%
Asahi Kasei Corp	131,700	917,784
Mitsubishi Chemical Group Corp	142,700	693,744
Nippon Paint Holdings Co Ltd	97,600	740,635
Nippon Sanso Holdings Corp	17,900	571,503
Nitto Denko Corp	73,500	1,291,896
Shin-Etsu Chemical Co Ltd	185,800	5,654,172
Toray Industries Inc	143,200	914,549
		10,784,283
Metals & Mining - 0.1%
JFE Holdings Inc	60,100	699,926
Nippon Steel Corp	100,200	2,108,981
Sumitomo Metal Mining Co Ltd	25,900	574,644
		3,383,551
TOTAL MATERIALS		14,167,834

Real Estate - 0.3%
Office REITs - 0.0%
Nippon Building Fund Inc	797	739,139
Real Estate Management & Development - 0.3%
Daito Trust Construction Co Ltd	6,100	676,640
Daiwa House Industry Co Ltd	58,300	2,109,465
Hulic Co Ltd	48,200	502,462
Mitsubishi Estate Co Ltd	110,900	1,948,067
Mitsui Fudosan Co Ltd	274,900	2,724,437
Sumitomo Realty & Development Co Ltd	32,000	1,191,882
		9,152,953
TOTAL REAL ESTATE		9,892,092

Utilities - 0.1%
Electric Utilities - 0.0%
Chubu Electric Power Co Inc	67,400	875,211
Kansai Electric Power Co Inc/The	98,300	1,211,099
		2,086,310
Gas Utilities - 0.1%
Osaka Gas Co Ltd	37,600	953,463
Tokyo Gas Co Ltd	36,400	1,209,310
		2,162,773
TOTAL UTILITIES		4,249,083

TOTAL JAPAN		402,682,856
JORDAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hikma Pharmaceuticals PLC	17,283	457,206
KOREA (SOUTH) - 2.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	21,448	180,727
Entertainment - 0.0%
HYBE Co Ltd	2,389	448,641
Krafton Inc (b)	3,017	788,238
NCSoft Corp	1,353	138,985
		1,375,864
Interactive Media & Services - 0.2%
Kakao Corp	32,028	858,660
NAVER Corp	14,818	2,080,702
		2,939,362
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	5,598	213,443
TOTAL COMMUNICATION SERVICES		4,709,396

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Hankook Tire & Technology Co Ltd	7,780	225,513
Hyundai Mobis Co Ltd	6,251	1,170,962
		1,396,475
Automobiles - 0.2%
Hyundai Motor Co	14,077	1,882,445
Kia Corp	24,812	1,573,652
		3,456,097
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)	19,822	560,220
Hanjin Kal Corp	2,463	136,870
		697,090
Household Durables - 0.0%
Coway Co Ltd	5,756	353,673
LG Electronics Inc	10,980	550,018
		903,691
TOTAL CONSUMER DISCRETIONARY		6,453,353

Consumer Staples - 0.1%
Food Products - 0.0%
CJ CheilJedang Corp	824	138,301
Orion Corp/Republic of Korea	2,561	221,529
		359,830
Personal Care Products - 0.0%
Amorepacific Corp	2,431	212,766
LG H&H Co Ltd	791	187,036
		399,802
Tobacco - 0.1%
KT&G Corp	9,883	796,064
TOTAL CONSUMER STAPLES		1,555,696

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	4,568	252,116
S-Oil Corp	4,679	170,554
SK Innovation Co Ltd	7,151	474,004
		896,674
Financials - 0.3%
Banks - 0.2%
Hana Financial Group Inc	29,744	1,346,129
Industrial Bank of Korea	29,309	315,666
KakaoBank Corp	17,874	279,587
KB Financial Group Inc	38,805	2,447,401
Shinhan Financial Group Co Ltd	44,413	1,601,796
Woori Financial Group Inc	65,135	809,435
		6,800,014
Capital Markets - 0.0%
Korea Investment Holdings Co Ltd	4,443	258,873
Mirae Asset Securities Co Ltd	23,761	197,104
NH Investment & Securities Co Ltd	15,445	166,632
		622,609
Financial Services - 0.0%
Meritz Financial Group Inc	9,843	858,128
Insurance - 0.1%
DB Insurance Co Ltd	4,794	308,222
Samsung Fire & Marine Insurance Co Ltd	3,231	850,680
Samsung Life Insurance Co Ltd	8,409	509,528
		1,668,430
TOTAL FINANCIALS		9,949,181

Health Care - 0.2%
Biotechnology - 0.2%
Alteogen Inc (b)	4,181	1,029,172
Celltrion Inc	16,332	1,848,364
		2,877,536
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	12,391	493,115
Life Sciences Tools & Services - 0.0%
Samsung Biologics Co Ltd (b)(c)(d)	1,842	1,360,413
Pharmaceuticals - 0.0%
SK Biopharmaceuticals Co Ltd (b)	3,288	246,053
Yuhan Corp	5,813	464,888
		710,941
TOTAL HEALTH CARE		5,442,005

Industrials - 0.4%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	3,349	1,878,293
Korea Aerospace Industries Ltd	7,670	448,010
		2,326,303
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	3,961	316,949
Electrical Equipment - 0.1%
Doosan Enerbility Co Ltd (b)	46,382	940,392
Ecopro BM Co Ltd (b)	5,067	360,183
Ecopro Co Ltd	10,569	377,078
Ecopro Materials Co Ltd (b)	2,583	100,353
HD Hyundai Electric Co Ltd	2,462	534,694
LG Energy Solution Ltd (b)	4,848	1,103,810
LS Electric Co Ltd	1,586	228,600
POSCO Future M Co Ltd (b)	3,222	282,293
		3,927,403
Industrial Conglomerates - 0.1%
LG Corp	9,094	424,989
Samsung C&T Corp	9,355	803,436
SK Inc	3,840	356,659
SK Square Co Ltd (b)	9,701	598,533
		2,183,617
Machinery - 0.1%
Doosan Bobcat Inc	5,875	201,571
Hanwha Ocean Co Ltd (b)	9,519	524,874
HD Hyundai Heavy Industries Co Ltd	2,294	647,481
HD Korea Shipbuilding & Offshore Engineering Co Ltd	4,375	835,207
Hyundai Rotem Co Ltd	8,041	632,485
Samsung Heavy Industries Co Ltd (b)	68,313	698,474
		3,540,092
Marine Transportation - 0.0%
HMM Co Ltd	27,335	351,092
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	19,499	286,882
Trading Companies & Distributors - 0.0%
Posco International Corp	5,363	184,508
TOTAL INDUSTRIALS		13,116,846

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.0%
LG Display Co Ltd (b)	31,795	188,504
LG Innotek Co Ltd	1,454	142,631
Samsung Electro-Mechanics Co Ltd	5,914	486,927
Samsung SDI Co Ltd	5,789	715,386
Samsung SDI Co Ltd rights 5/22/2025 (b)	818	19,863
		1,553,311
IT Services - 0.0%
Samsung SDS Co Ltd	4,503	404,963
Semiconductors & Semiconductor Equipment - 0.3%
Hanmi Semiconductor Co Ltd	4,667	249,254
SK Hynix Inc	56,768	7,068,599
		7,317,853
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	495,452	19,291,689
TOTAL INFORMATION TECHNOLOGY		28,567,816

Materials - 0.1%
Chemicals - 0.0%
LG Chem Ltd	4,892	739,913
SKC Co Ltd (b)	1,967	140,823
		880,736
Metals & Mining - 0.1%
Korea Zinc Co Ltd	436	242,643
POSCO Holdings Inc	7,283	1,328,262
		1,570,905
TOTAL MATERIALS		2,451,641

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	27,067	487,154
TOTAL KOREA (SOUTH)		73,629,762
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	198,065	305,660
Financials - 0.2%
Banks - 0.2%
Boubyan Bank KSCP	158,634	351,427
Gulf Bank KSCP	206,835	226,742
Kuwait Finance House KSCP	1,148,915	2,710,166
National Bank of Kuwait SAKP	863,673	2,682,599
		5,970,934
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	78,907	204,154
TOTAL KUWAIT		6,480,748
LUXEMBOURG - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Zabka Group SA (b)	31,675	180,085
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (b)(c)(d)	22,236	393,469
Reinet Investments SCA (South Africa)	14,471	380,040
		773,509
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	14,135	888,392
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	48,525	1,424,863
TOTAL LUXEMBOURG		3,266,849
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	226,000	821,755
Sands China Ltd (b)	257,200	463,620

TOTAL MACAU		1,285,375
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Berhad	125,621	197,977
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	290,660	141,463
CELCOMDIGI BHD	364,800	323,239
Maxis Bhd	246,900	212,290
		676,992
TOTAL COMMUNICATION SERVICES		874,969

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	224,400	166,593
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	338,700	132,049
TOTAL CONSUMER DISCRETIONARY		298,642

Consumer Staples - 0.0%
Food Products - 0.0%
IOI Corp Bhd	261,100	221,340
Kuala Lumpur Kepong Bhd	52,703	239,793
Nestle Malaysia Bhd	7,500	151,145
PPB Group Bhd	69,140	199,216
QL Resources Bhd	171,200	190,434
SD Guthrie Bhd	210,416	231,403
		1,233,331
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	32,000	146,359
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	259,300	310,230
CIMB Group Holdings Bhd	836,143	1,381,229
Hong Leong Bank Bhd	67,200	311,480
Malayan Banking Bhd	563,298	1,305,335
Public Bank Bhd	1,510,900	1,566,281
RHB Bank Bhd	159,296	245,708
		5,120,263
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	226,500	363,019
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	468,202	461,305
Industrial Conglomerates - 0.0%
Sime Darby Bhd	272,600	131,373
Sunway Bhd	266,200	280,606
		411,979
Marine Transportation - 0.0%
MISC Bhd	137,000	238,225
TOTAL INDUSTRIALS		1,111,509

Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	290,900	248,217
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	392,500	446,103
TOTAL MATERIALS		694,320

Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	301,200	968,701
Gas Utilities - 0.0%
Petronas Gas Bhd	81,500	331,855
Multi-Utilities - 0.0%
YTL Corp Bhd	351,700	156,416
YTL Power International Bhd	252,500	200,028
		356,444
TOTAL UTILITIES		1,657,000

TOTAL MALAYSIA		11,499,412
MEXICO - 0.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	1,895,200	1,635,184
Consumer Staples - 0.2%
Beverages - 0.1%
Arca Continental SAB de CV	53,000	557,743
Coca-Cola Femsa SAB de CV unit	54,520	513,520
Fomento Economico Mexicano SAB de CV unit	181,500	1,910,006
		2,981,269
Consumer Staples Distribution & Retail - 0.1%
Grupo Comercial Chedraui SA de CV	30,300	195,964
Wal-Mart de Mexico SAB de CV Series V	542,100	1,718,034
		1,913,998
Food Products - 0.0%
Alfa SAB de CV Series A	379,909	277,611
Gruma SAB de CV Series B	19,175	366,438
Grupo Bimbo SAB de CV	137,100	416,882
		1,060,931
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	155,100	273,415
TOTAL CONSUMER STAPLES		6,229,613

Financials - 0.1%
Banks - 0.1%
Grupo Financiero Banorte SAB de CV	269,300	2,314,191
Grupo Financiero Inbursa SAB de CV Series O (b)	190,400	489,435
		2,803,626
Insurance - 0.0%
Qualitas Controladora SAB de CV	21,200	233,615
TOTAL FINANCIALS		3,037,241

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	59,500	413,668
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	29,800	329,053
Grupo Aeroportuario del Pacifico SAB de CV Series B	40,465	821,577
Grupo Aeroportuario del Sureste SAB de CV Series B	18,685	591,893
Promotora y Operadora de Infraestructura SAB de CV	20,050	224,235
		1,966,758
TOTAL INDUSTRIALS		2,380,426

Materials - 0.1%
Construction Materials - 0.0%
Cemex SAB de CV unit	1,587,580	979,563
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	324,400	1,685,646
Industrias Penoles SAB de CV (b)	20,720	413,216
Southern Copper Corp	9,036	808,903
		2,907,765
TOTAL MATERIALS		3,887,328

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	300,300	387,272
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	106,873	380,667
TOTAL REAL ESTATE		767,939

TOTAL MEXICO		17,937,731
NETHERLANDS - 2.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	403,619	1,877,577
Entertainment - 0.1%
Universal Music Group NV	85,488	2,513,815
TOTAL COMMUNICATION SERVICES		4,391,392

Consumer Staples - 0.3%
Beverages - 0.1%
Heineken Holding NV Class A	13,565	1,057,257
Heineken NV	29,901	2,676,594
		3,733,851
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	95,676	3,928,367
Food Products - 0.0%
JDE Peet's NV	17,937	432,815
TOTAL CONSUMER STAPLES		8,095,033

Financials - 0.6%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (c)(d)	48,023	990,132
ABN AMRO Bank NV rights (b)(f)	48,023	40,802
ING Groep NV	327,238	6,354,738
		7,385,672
Capital Markets - 0.0%
Euronext NV (c)(d)	8,121	1,352,382
Financial Services - 0.2%
Adyen NV (b)(c)(d)	2,291	3,707,327
EXOR NV	9,189	862,969
		4,570,296
Insurance - 0.1%
Aegon Ltd	136,535	878,186
ASR Nederland NV	16,410	1,029,890
NN Group NV	28,054	1,712,994
		3,621,070
TOTAL FINANCIALS		16,929,420

Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	6,271	4,053,883
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	82,749	2,100,155
TOTAL HEALTH CARE		6,154,038

Industrials - 0.2%
Professional Services - 0.2%
Randstad NV	11,191	446,509
Wolters Kluwer NV	24,809	4,368,904
		4,815,413
Trading Companies & Distributors - 0.0%
IMCD NV	6,108	808,537
TOTAL INDUSTRIALS		5,623,950

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
ASM International NV	4,876	2,349,262
ASML Holding NV	40,942	27,017,017
BE Semiconductor Industries NV	8,402	896,996
		30,263,275
Software - 0.0%
Nebius Group NV Class A (Russia) (b)(e)	15,310	0
TOTAL INFORMATION TECHNOLOGY		30,263,275

Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	17,685	1,113,113
TOTAL NETHERLANDS		72,570,221
NEW ZEALAND - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	96,463	604,604
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	60,575	1,221,981
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	175,243	785,921
Information Technology - 0.2%
Software - 0.2%
Xero Ltd (b)	15,182	1,598,863
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	83,841	441,673
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	135,062	439,650
TOTAL UTILITIES		881,323

TOTAL NEW ZEALAND		5,092,692
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	64,323	965,766
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	47,954	876,257
Orkla ASA	73,401	815,614
Salmar ASA	6,969	343,312
		2,035,183
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	33,087	709,866
Equinor ASA	86,897	1,966,969
		2,676,835
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	92,878	2,310,478
Insurance - 0.0%
Gjensidige Forsikring ASA	20,748	483,829
TOTAL FINANCIALS		2,794,307

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	9,119	1,462,069
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	146,981	779,648
TOTAL NORWAY		10,713,808
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	7,022	1,419,778
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	17,718	250,887
TOTAL PERU		1,670,665
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	7,675	179,003
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	47,710	196,194
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	222,356	558,149
BDO Unibank Inc	244,926	703,746
Metropolitan Bank & Trust Co	189,973	262,013
		1,523,908
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Ayala Corp	26,590	285,738
SM Investments Corp	22,675	353,368
		639,106
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	105,410	645,435
TOTAL INDUSTRIALS		1,284,541

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	687,900	308,940
SM Prime Holdings Inc	1,046,700	457,429
		766,369
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	28,640	292,622
TOTAL PHILIPPINES		4,242,637
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	6,839	421,393
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	60,110	524,234
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	117	476,686
TOTAL CONSUMER DISCRETIONARY		1,000,920

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(c)(d)	5,132	717,965
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	60,592	1,093,745
Financials - 0.3%
Banks - 0.2%
Bank Polska Kasa Opieki SA (b)	19,225	957,982
mBank SA (b)	1,568	341,406
Powszechna Kasa Oszczednosci Bank Polski SA	90,437	1,731,771
Santander Bank Polska SA	4,199	641,206
		3,672,365
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	63,081	981,966
TOTAL FINANCIALS		4,654,331

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	23,495	393,921
Materials - 0.0%
Metals & Mining - 0.0%
KGHM Polska Miedz SA	14,286	451,841
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	91,174	198,565
TOTAL POLAND		8,932,681
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	29,719	717,784
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	42,906	664,776
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	324,351	1,278,482
TOTAL PORTUGAL		2,661,042
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	82,704	294,382
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	60,867	250,757
Qatar Gas Transport Co Ltd	284,581	357,895
		608,652
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	636,020	389,892
Commercial Bank of Qatar	339,338	400,756
Dukhan Bank	191,805	184,377
Qatar International Islamic Bank QSC	105,501	307,144
Qatar Islamic Bank QPSC	183,362	1,063,107
Qatar National Bank QPSC	480,473	2,203,762
		4,549,038
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	157,401	542,971
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	573,392	222,050
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	226,560	174,228
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	44,880	188,469
TOTAL QATAR		6,579,790
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	63,639	487,900
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (b)(e)	3,049	0
VK IPJSC GDR (b)(d)(e)	3,849	0
		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (Russia) (b)(e)	2,304	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(e)	601,730	0
LUKOIL PJSC (b)(e)	21,149	0
Rosneft Oil Co PJSC (b)(e)	55,210	0
Surgutneftegas PAO (b)(e)	351,800	0
Tatneft PJSC (b)(e)	71,609	0
		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(e)	551,355	0
VTB Bank PJSC (b)(e)	30,582	0
		0
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(e)	72,930	0
TKS Holding MKPAO JSC (b)(e)	393	0
		0
TOTAL FINANCIALS		0

Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(d)(e)	42	0
Metals & Mining - 0.0%
Alrosa PJSC (b)(e)	120,680	0
GMK Norilskiy Nickel PAO (b)(e)	249,900	0
GMK Norilskiy Nickel PAO ADR (United Kingdom) (b)(e)	6,705	0
Novolipetsk Steel PJSC (b)(e)	71,070	0
Polyus PJSC (b)(e)	17,490	0
Severstal PAO (b)(e)	7,553	0
Severstal PAO GDR (b)(d)(e)	2,375	0
United Co RUSAL International PJSC (Russia) (b)(e)	141,950	0
		0
TOTAL MATERIALS		0

Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(e)	1,756,400	0
TOTAL RUSSIA		0
SAUDI ARABIA - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	207,931	2,638,669
Media - 0.0%
Saudi Research & Media Group (b)	3,791	175,049
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	39,282	657,676
TOTAL COMMUNICATION SERVICES		3,471,394

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Jarir Marketing Co	60,889	204,860
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	4,009	121,415
Food Products - 0.0%
Almarai Co JSC	50,823	715,407
TOTAL CONSUMER STAPLES		836,822

Energy - 0.1%
Energy Equipment & Services - 0.0%
Ades Holding Co	36,768	148,407
Oil, Gas & Consumable Fuels - 0.1%
Saudi Arabian Oil Co (c)(d)	603,918	4,081,452
TOTAL ENERGY		4,229,859

Financials - 0.6%
Banks - 0.6%
Al Rajhi Bank	203,778	5,291,453
Alinma Bank	126,863	980,825
Arab National Bank	94,083	539,273
Bank Al-Jazira	64,751	233,045
Bank AlBilad	77,982	600,829
Banque Saudi Fransi	127,505	624,786
Riyad Bank	153,322	1,256,922
Saudi Awwal Bank	104,108	971,429
Saudi Investment Bank/The	63,466	254,477
Saudi National Bank/The	305,537	2,907,976
		13,661,015
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co (b)	5,063	247,282
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (b)	4,188	146,263
Bupa Arabia for Cooperative Insurance Co	8,732	391,095
Co for Cooperative Insurance/The	7,497	277,419
		814,777
TOTAL FINANCIALS		14,723,074

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dallah Healthcare Co	3,731	121,351
Dr Sulaiman Al Habib Medical Services Group Co	9,084	693,600
Mouwasat Medical Services Co	10,146	196,106
		1,011,057
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	2,420	117,808
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	2,504	191,190
Elm Co	2,526	696,865
		888,055
Materials - 0.2%
Chemicals - 0.1%
SABIC Agri-Nutrients Co	24,136	635,099
Sahara International Petrochemical Co	36,606	185,423
Saudi Aramco Base Oil Co	5,388	142,638
Saudi Basic Industries Corp	93,702	1,523,834
Saudi Industrial Investment Group	37,510	151,202
Saudi Kayan Petrochemical Co (b)	75,917	116,781
Yanbu National Petrochemical Co	28,358	241,549
		2,996,526
Metals & Mining - 0.1%
Saudi Arabian Mining Co (b)	138,284	1,883,872
TOTAL MATERIALS		4,880,398

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (b)	54,526	318,351
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	84,937	339,209
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co	15,177	1,302,868
TOTAL UTILITIES		1,642,077

TOTAL SAUDI ARABIA		32,323,755
SINGAPORE - 1.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	771,500	2,232,101
Entertainment - 0.2%
Sea Ltd Class A ADR (b)	38,076	5,104,088
TOTAL COMMUNICATION SERVICES		7,336,189

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	642,600	364,397
Financials - 0.5%
Banks - 0.5%
DBS Group Holdings Ltd	207,058	6,727,152
Oversea-Chinese Banking Corp Ltd	351,952	4,355,675
United Overseas Bank Ltd	131,403	3,489,912
		14,572,739
Capital Markets - 0.0%
Singapore Exchange Ltd	88,500	973,576
TOTAL FINANCIALS		15,546,315

Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	162,500	922,715
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (b)	238,656	1,164,641
Industrial Conglomerates - 0.0%
Keppel Ltd	150,100	754,657
Passenger Airlines - 0.0%
Singapore Airlines Ltd	154,300	791,855
TOTAL INDUSTRIALS		3,633,868

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	70,408	1,580,877
Real Estate - 0.1%
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	390,558	795,824
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	240,445	506,760
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	608,913	1,002,089
TOTAL REAL ESTATE		2,304,673

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	91,700	463,834
TOTAL SINGAPORE		31,230,153
SOUTH AFRICA - 0.9%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
MTN Group Ltd	175,249	1,156,095
Vodacom Group Ltd	65,854	484,844
		1,640,939
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	17,631	4,637,106
Woolworths Holdings Ltd/South Africa	99,278	307,421
		4,944,527
Specialty Retail - 0.0%
Pepkor Holdings Ltd (c)(d)	253,590	365,636
TOTAL CONSUMER DISCRETIONARY		5,310,163

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	35,304	887,286
Clicks Group Ltd	24,424	519,448
Shoprite Holdings Ltd	51,883	796,406
		2,203,140
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	87,752	805,519
Capitec Bank Holdings Ltd	9,073	1,678,904
Nedbank Group Ltd	48,519	661,092
Standard Bank Group Ltd	138,163	1,721,054
		4,866,569
Financial Services - 0.1%
FirstRand Ltd	523,068	2,042,359
Remgro Ltd	52,740	453,307
		2,495,666
Insurance - 0.0%
Discovery Ltd	55,826	618,216
Old Mutual Ltd	487,145	296,719
OUTsurance Group Ltd	89,229	366,294
Sanlam Ltd	185,935	844,648
		2,125,877
TOTAL FINANCIALS		9,488,112

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	39,383	257,771
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	35,134	443,773
Materials - 0.3%
Chemicals - 0.0%
Sasol Ltd (b)	59,817	206,611
Metals & Mining - 0.3%
Anglo American Platinum Ltd	9,506	325,524
Anglo American PLC	132,029	3,604,177
Gold Fields Ltd	93,075	2,087,575
Harmony Gold Mining Co Ltd	59,060	927,973
Impala Platinum Holdings Ltd (b)	94,779	563,663
Kumba Iron Ore Ltd	6,810	118,434
		7,627,346
TOTAL MATERIALS		7,833,957

TOTAL SOUTH AFRICA		27,177,855
SPAIN - 1.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	55,096	2,229,699
Telefonica SA (g)	412,793	2,120,617
		4,350,316
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	46,828	3,669,937
Specialty Retail - 0.2%
Industria de Diseno Textil SA (g)	113,442	6,070,943
TOTAL CONSUMER DISCRETIONARY		9,740,880

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	120,410	1,471,852
Financials - 0.8%
Banks - 0.8%
Banco Bilbao Vizcaya Argentaria SA	599,148	8,222,733
Banco de Sabadell SA	565,183	1,641,646
Banco Santander SA	1,575,211	11,031,642
CaixaBank SA	410,282	3,144,485
		24,040,506
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (b)	31,029	291,543
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	18,610	1,161,637
Transportation Infrastructure - 0.1%
Aena SME SA (c)(d)	7,766	1,947,814
TOTAL INDUSTRIALS		3,109,451

Utilities - 0.5%
Electric Utilities - 0.5%
Acciona SA	2,591	376,882
Endesa SA	33,086	993,259
Iberdrola SA	605,615	10,916,732
Redeia Corp SA	42,165	883,682
		13,170,555
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	33,184	310,326
EDP Renovaveis SA rights 5/5/2025 (b)	33,184	3,383
		313,709
TOTAL UTILITIES		13,484,264

TOTAL SPAIN		56,488,812
SWEDEN - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	244,161	913,188
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	56,747	835,162
TOTAL COMMUNICATION SERVICES		1,748,350

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (b)(c)(d)	16,518	1,144,278
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares (g)	58,601	849,162
TOTAL CONSUMER DISCRETIONARY		1,993,440

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	63,678	1,834,148
Financials - 0.5%
Banks - 0.3%
Skandinaviska Enskilda Banken AB A Shares	164,569	2,595,680
Svenska Handelsbanken AB A Shares	151,868	1,987,925
Swedbank AB A1 Shares	88,491	2,196,368
		6,779,973
Capital Markets - 0.0%
EQT AB	38,923	1,118,702
Financial Services - 0.2%
Industrivarden AB A Shares	12,682	444,798
Industrivarden AB C Shares	15,593	546,413
Investor AB A Shares	2,884	85,576
Investor AB B Shares	177,281	5,232,866
L E Lundbergforetagen AB B Shares	7,764	409,265
		6,718,918
TOTAL FINANCIALS		14,617,593

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	20,602	624,529
Industrials - 1.0%
Aerospace & Defense - 0.1%
Saab AB B Shares	33,300	1,550,598
Building Products - 0.1%
Assa Abloy AB B Shares	104,156	3,161,550
Nibe Industrier AB B Shares	159,447	672,727
		3,834,277
Commercial Services & Supplies - 0.0%
Securitas AB B Shares (g)	51,489	817,709
Construction & Engineering - 0.0%
Skanska AB B Shares	35,125	813,666
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	15,437	416,530
Lifco AB B Shares (g)	24,133	933,311
		1,349,841
Machinery - 0.7%
Alfa Laval AB (g)	30,292	1,253,927
Atlas Copco AB A Shares (g)	279,058	4,326,403
Atlas Copco AB B Shares (g)	163,081	2,268,506
Epiroc AB A Shares	68,461	1,478,936
Epiroc AB B Shares	40,280	788,472
Indutrade AB	28,287	763,256
Sandvik AB (g)	110,537	2,288,392
SKF AB B Shares	35,218	690,660
Trelleborg AB B Shares (g)	21,958	756,052
Volvo AB A Shares	59	1,607
Volvo AB B Shares	165,290	4,493,164
		19,109,375
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	26,872	902,452
Beijer Ref AB B Shares	40,498	616,761
		1,519,213
TOTAL INDUSTRIALS		28,994,679

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	288,365	2,435,929
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares (g)	215,324	2,095,655
TOTAL INFORMATION TECHNOLOGY		4,531,584

Materials - 0.1%
Metals & Mining - 0.0%
Boliden AB (b)	28,289	866,625
Paper & Forest Products - 0.1%
Holmen AB B Shares	7,840	310,339
Svenska Cellulosa AB SCA B Shares	62,604	811,576
		1,121,915
TOTAL MATERIALS		1,988,540

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (b)	73,592	526,881
Sagax AB B Shares	22,986	521,290
		1,048,171
TOTAL SWEDEN		57,381,034
SWITZERLAND - 3.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	2,693	1,794,572
Consumer Discretionary - 0.4%
Specialty Retail - 0.0%
Avolta AG	9,226	420,408
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Series A	55,885	9,875,171
Swatch Group AG/The	3,020	524,098
		10,399,269
TOTAL CONSUMER DISCRETIONARY		10,819,677

Consumer Staples - 0.1%
Food Products - 0.1%
Barry Callebaut AG	371	333,084
Chocoladefabriken Lindt & Spruengli AG	11	1,556,673
Chocoladefabriken Lindt & Spruengli AG	99	1,444,187
		3,333,944
Financials - 1.1%
Banks - 0.0%
Banque Cantonale Vaudoise (b)	3,156	387,736
Capital Markets - 0.5%
Julius Baer Group Ltd	21,295	1,380,940
Partners Group Holding AG	2,359	3,073,974
UBS Group AG	341,873	10,309,831
		14,764,745
Insurance - 0.6%
Baloise Holding AG	4,310	957,198
Helvetia Holding AG	3,826	840,436
Swiss Life Holding AG	2,986	2,973,880
Zurich Insurance Group AG	15,217	10,792,974
		15,564,488
TOTAL FINANCIALS		30,716,969

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	5,291	1,624,450
Straumann Holding AG	11,658	1,421,539
		3,045,989
Life Sciences Tools & Services - 0.2%
Lonza Group AG	7,506	5,393,131
Pharmaceuticals - 0.1%
Galderma Group AG	9,846	1,144,037
Sandoz Group AG	43,455	1,883,831
		3,027,868
TOTAL HEALTH CARE		11,466,988

Industrials - 0.6%
Building Products - 0.1%
Geberit AG	3,479	2,403,496
Electrical Equipment - 0.3%
ABB Ltd	164,480	8,686,312
Machinery - 0.1%
Schindler Holding AG	4,256	1,551,106
Schindler Holding AG	2,405	850,863
VAT Group AG (c)(d)	2,793	995,917
		3,397,886
Marine Transportation - 0.0%
Kuehne + Nagel International AG	5,025	1,149,780
Professional Services - 0.1%
SGS SA	16,531	1,616,747
TOTAL INDUSTRIALS		17,254,221

Information Technology - 0.0%
Software - 0.0%
Temenos AG	5,840	417,471
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	15,769	1,185,326
TOTAL INFORMATION TECHNOLOGY		1,602,797

Materials - 0.4%
Chemicals - 0.4%
DSM-Firmenich AG	19,285	2,094,991
EMS-Chemie Holding AG	724	532,901
Givaudan SA	960	4,631,635
Sika AG	15,865	3,964,784
		11,224,311
Containers & Packaging - 0.0%
SIG Group AG	31,410	605,480
TOTAL MATERIALS		11,829,791

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	7,986	1,125,307
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG (b)	2,209	442,951
TOTAL SWITZERLAND		90,387,217
TAIWAN - 4.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	395,000	1,593,758
Entertainment - 0.0%
International Games System Co Ltd	26,000	672,727
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	180,000	481,717
Taiwan Mobile Co Ltd	189,000	669,706
		1,151,423
TOTAL COMMUNICATION SERVICES		3,417,908

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	182,000	280,540
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	18,000	219,985
Specialty Retail - 0.0%
Hotai Motor Co Ltd	31,400	609,967
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd (b)	20,000	260,167
Feng TAY Enterprise Co Ltd	50,584	178,701
Pou Chen Corp	229,000	235,346
		674,214
TOTAL CONSUMER DISCRETIONARY		1,784,706

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	60,000	489,674
Food Products - 0.1%
Uni-President Enterprises Corp	499,000	1,196,784
TOTAL CONSUMER STAPLES		1,686,458

Financials - 0.6%
Banks - 0.3%
Chang Hwa Commercial Bank Ltd	640,366	364,421
CTBC Financial Holding Co Ltd	1,737,000	2,136,126
E.Sun Financial Holding Co Ltd	1,498,510	1,326,490
First Financial Holding Co Ltd	1,160,004	921,875
Hua Nan Financial Holdings Co Ltd	925,033	781,678
Mega Financial Holding Co Ltd	1,232,619	1,456,852
Shanghai Commercial & Savings Bank Ltd/The	403,312	593,564
SinoPac Financial Holdings Co Ltd	1,126,453	751,219
Taishin Financial Holding Co Ltd	1,220,021	636,273
Taiwan Business Bank	722,017	319,134
Taiwan Cooperative Financial Holding Co Ltd	1,097,836	836,819
		10,124,451
Financial Services - 0.1%
Chailease Holding Co Ltd	154,317	554,138
Yuanta Financial Holding Co Ltd	1,067,074	1,043,389
		1,597,527
Insurance - 0.2%
Cathay Financial Holding Co Ltd	990,872	1,822,047
Fubon Financial Holding Co Ltd	848,432	2,244,220
KGI Financial Holding Co Ltd	1,670,313	864,621
Shin Kong Financial Holding Co Ltd (b)	1,563,548	575,819
		5,506,707
TOTAL FINANCIALS		17,228,685

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (b)	25,000	410,202
Industrials - 0.1%
Electrical Equipment - 0.0%
Fortune Electric Co Ltd	15,000	197,311
Voltronic Power Technology Corp	7,000	327,583
		524,894
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	311,000	319,394
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	113,343	732,881
Wan Hai Lines Ltd	72,145	187,143
Yang Ming Marine Transport Corp	178,000	379,534
		1,299,558
Passenger Airlines - 0.0%
China Airlines Ltd	313,000	205,780
Eva Airways Corp	282,000	338,043
		543,823
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	207,000	175,384
TOTAL INDUSTRIALS		2,863,053

Information Technology - 3.7%
Communications Equipment - 0.0%
Accton Technology Corp	53,000	985,224
Electronic Equipment, Instruments & Components - 0.4%
AUO Corp	692,600	265,946
Delta Electronics Inc	202,000	2,112,371
E Ink Holdings Inc	90,000	627,447
Elite Material Co Ltd	31,000	538,429
Hon Hai Precision Industry Co Ltd	1,300,800	5,783,877
Innolux Corp	795,156	339,853
Largan Precision Co Ltd	10,000	711,493
Lotes Co Ltd	9,000	353,171
Synnex Technology International Corp	131,000	290,048
Unimicron Technology Corp	145,000	426,905
Wpg Holding Co Ltd	162,400	343,371
Yageo Corp	43,099	616,727
Zhen Ding Technology Holding Ltd	71,000	217,068
		12,626,706
Semiconductors & Semiconductor Equipment - 3.0%
Alchip Technologies Ltd	8,000	533,538
ASE Technology Holding Co Ltd	342,500	1,456,546
eMemory Technology Inc	7,000	562,525
Global Unichip Corp	9,000	288,549
Globalwafers Co Ltd	27,000	260,058
Jentech Precision Industrial Co Ltd	9,000	282,841
MediaTek Inc	158,000	6,700,503
Novatek Microelectronics Corp	60,000	973,846
Realtek Semiconductor Corp	51,000	836,719
Taiwan Semiconductor Manufacturing Co Ltd	2,561,000	72,419,877
United Microelectronics Corp	1,172,000	1,641,327
Vanguard International Semiconductor Corp	108,504	305,696
		86,262,025
Technology Hardware, Storage & Peripherals - 0.3%
Acer Inc	309,000	336,978
Advantech Co Ltd	49,674	519,354
Asia Vital Components Co Ltd	34,000	498,217
Asustek Computer Inc	73,000	1,332,278
Catcher Technology Co Ltd	64,000	434,792
Compal Electronics Inc	442,000	380,099
Gigabyte Technology Co Ltd	55,000	396,253
Inventec Corp	280,000	356,944
Lite-On Technology Corp	217,000	654,947
Micro-Star International Co Ltd	76,000	331,727
Pegatron Corp	208,000	527,426
Quanta Computer Inc (b)	282,000	2,114,348
Wistron Corp	285,000	912,670
Wiwynn Corp	11,629	698,451
		9,494,484
TOTAL INFORMATION TECHNOLOGY		109,368,439

Materials - 0.1%
Chemicals - 0.1%
Formosa Chemicals & Fibre Corp	367,000	286,221
Formosa Plastics Corp	436,000	463,601
Nan Ya Plastics Corp	532,000	508,803
		1,258,625
Construction Materials - 0.0%
Asia Cement Corp	243,000	341,593
TCC Group Holdings Co Ltd	709,667	658,182
		999,775
Metals & Mining - 0.0%
China Steel Corp	1,220,000	787,390
TOTAL MATERIALS		3,045,790

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ruentex Development Co Ltd	166,575	171,120
TOTAL TAIWAN		139,976,361
THAILAND - 0.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
True Corp PCL (b)	319,517	115,693
True Corp PCL depository receipt (b)	722,586	261,641
		377,334
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL	27,500	242,605
Advanced Info Service PCL depository receipt	95,500	842,501
		1,085,106
TOTAL COMMUNICATION SERVICES		1,462,440

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp Pcl	64,917	45,958
Central Retail Corp Pcl depository receipt	90,700	64,212
		110,170
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	98,681	79,437
Minor International PCL depository receipt	258,841	208,363
		287,800
Specialty Retail - 0.0%
Home Product Center PCL	187,500	47,513
Home Product Center PCL depository receipt	449,700	113,954
PTT Oil & Retail Business PCL depository receipt	299,800	129,953
		291,420
TOTAL CONSUMER DISCRETIONARY		689,390

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
CP ALL PCL	143,900	221,606
CP ALL PCL depository receipt	461,700	711,021
CP AXTRA PCL	21,400	16,158
CP AXTRA PCL depository receipt	198,446	149,835
		1,098,620
Food Products - 0.0%
Charoen Pokphand Foods PCL	110,100	87,221
Charoen Pokphand Foods PCL depository receipt	276,600	219,123
		306,344
TOTAL CONSUMER STAPLES		1,404,964

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
PTT Exploration & Production PCL	33,000	98,225
PTT Exploration & Production PCL depository receipt	111,600	332,181
PTT PCL	314,700	291,890
PTT PCL depository receipt	732,700	679,594
		1,401,890
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	62,600	298,990
Krung Thai Bank PCL	95,600	62,394
Krung Thai Bank PCL depository receipt	273,300	178,371
SCB X PCL	31,400	111,904
SCB X PCL depository receipt	56,900	202,781
TMBThanachart Bank PCL depository receipt	2,458,400	134,688
		989,128
Consumer Finance - 0.0%
Krungthai Card PCL	27,500	38,359
Krungthai Card PCL depository receipt	71,200	99,317
		137,676
TOTAL FINANCIALS		1,126,804

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Dusit Medical Services PCL	292,100	209,507
Bangkok Dusit Medical Services PCL depository receipt	859,500	616,471
Bumrungrad Hospital Pcl	10,800	53,218
Bumrungrad Hospital Pcl depository receipt	47,400	233,569
		1,112,765
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	171,900	196,337
Airports of Thailand PCL depository receipt	278,900	318,547
Bangkok Expressway & Metro PCL	154,900	27,392
Bangkok Expressway & Metro PCL depository receipt	605,100	107,002
		649,278
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Delta Electronics Thailand PCL	16,000	46,907
Delta Electronics Thailand PCL depository receipt	310,600	910,580
		957,487
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The	25,900	123,777
Siam Cement PCL/The depository receipt	55,600	265,714
		389,491
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	74,500	112,648
Central Pattana PCL depository receipt	132,000	199,593
		312,241
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Development PCL	99,361	146,352
Gulf Development PCL depository receipt	363,837	535,908
		682,260
TOTAL THAILAND		10,189,010
TURKEY - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	124,592	290,970
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	7,473	171,902
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola Icecek AS	91,014	123,181
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	46,755	547,776
TOTAL CONSUMER STAPLES		670,957

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	99,996	323,927
Financials - 0.0%
Banks - 0.0%
Akbank TAS	329,271	414,853
Haci Omer Sabanci Holding AS	105,221	200,220
Turkiye Is Bankasi AS Class C	930,375	248,939
Yapi ve Kredi Bankasi AS (b)	348,313	205,940
		1,069,952
Industrials - 0.1%
Aerospace & Defense - 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	140,465	492,607
Industrial Conglomerates - 0.0%
KOC Holding AS	77,102	275,802
Turkiye Sise ve Cam Fabrikalari AS	129,073	114,673
		390,475
Passenger Airlines - 0.1%
Pegasus Hava Tasimaciligi AS	26,436	153,075
Turk Hava Yollari AO (b)	57,214	422,476
		575,551
TOTAL INDUSTRIALS		1,458,633

Materials - 0.0%
Chemicals - 0.0%
Sasa Polyester Sanayi AS	1,175,296	129,148
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	371,601	217,199
TOTAL MATERIALS		346,347

TOTAL TURKEY		4,332,688
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	361,227	1,711,207
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	307,965	188,650
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	333,182	305,692
TOTAL CONSUMER DISCRETIONARY		494,342

Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	330,324	440,666
Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	305,288	967,466
Abu Dhabi Islamic Bank PJSC	150,758	751,112
Dubai Islamic Bank PJSC	301,562	620,685
Emirates NBD Bank PJSC	196,138	1,097,354
First Abu Dhabi Bank PJSC	459,137	1,877,525
		5,314,142
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Multiply Group PJSC (b)	355,569	207,162
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	399,136	897,582
Emaar Development PJSC	105,118	382,060
Emaar Properties PJSC	688,351	2,455,016
		3,734,658
TOTAL UNITED ARAB EMIRATES		11,902,177
UNITED KINGDOM - 7.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	670,835	1,553,810
Interactive Media & Services - 0.0%
Auto Trader Group PLC (c)(d)	91,862	1,032,056
Media - 0.1%
Informa PLC	138,380	1,342,202
WPP PLC	111,310	862,936
		2,205,138
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	2,121,731	2,085,025
TOTAL COMMUNICATION SERVICES		6,876,029

Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
Next PLC	12,254	2,013,601
Diversified Consumer Services - 0.0%
Pearson PLC	62,719	1,005,463
Hotels, Restaurants & Leisure - 0.4%
Compass Group PLC	176,422	5,948,037
Entain PLC	63,823	542,322
InterContinental Hotels Group PLC	16,478	1,758,366
Whitbread PLC	18,444	637,368
		8,886,093
Household Durables - 0.0%
Barratt Redrow PLC	142,444	884,252
Specialty Retail - 0.0%
JD Sports Fashion PLC	273,601	286,524
Kingfisher PLC	187,722	721,509
		1,008,033
TOTAL CONSUMER DISCRETIONARY		13,797,442

Consumer Staples - 1.6%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	21,490	1,950,003
Diageo PLC	231,389	6,497,494
		8,447,497
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	181,118	643,991
Marks & Spencer Group PLC	212,480	1,104,162
Tesco PLC	700,598	3,467,262
		5,215,415
Food Products - 0.0%
Associated British Foods PLC	34,330	944,313
Household Products - 0.1%
Reckitt Benckiser Group PLC	71,328	4,603,974
Personal Care Products - 0.6%
Unilever PLC	257,647	16,404,356
Tobacco - 0.4%
British American Tobacco PLC	206,554	8,997,150
Imperial Brands PLC	82,354	3,379,234
		12,376,384
TOTAL CONSUMER STAPLES		47,991,939

Financials - 2.1%
Banks - 1.4%
Barclays PLC	1,499,089	5,971,835
HSBC Holdings PLC	1,857,964	20,711,422
Lloyds Banking Group PLC	6,301,926	6,191,506
NatWest Group PLC	795,571	5,117,341
Standard Chartered PLC	213,676	3,077,629
		41,069,733
Capital Markets - 0.5%
3i Group PLC	101,185	5,736,283
London Stock Exchange Group PLC	49,719	7,741,821
Schroders PLC	83,722	366,417
		13,844,521
Financial Services - 0.0%
M&G PLC	240,393	664,451
Wise PLC Class A (b)	69,747	909,534
		1,573,985
Insurance - 0.2%
Admiral Group PLC	26,950	1,170,152
Aviva PLC	278,273	2,076,785
Legal & General Group PLC	612,850	1,915,267
Phoenix Group Holdings PLC	74,252	591,260
		5,753,464
TOTAL FINANCIALS		62,241,703

Health Care - 0.8%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC	86,220	1,213,337
Pharmaceuticals - 0.8%
Astrazeneca PLC	161,188	23,092,877
TOTAL HEALTH CARE		24,306,214

Industrials - 1.3%
Aerospace & Defense - 0.7%
BAE Systems PLC	312,943	7,254,844
Melrose Industries PLC	132,804	767,419
Rolls-Royce Holdings PLC	884,164	8,949,928
		16,972,191
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	260,761	1,194,622
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	278,000	1,567,664
DCC PLC	10,374	675,511
Smiths Group PLC	35,493	881,700
		3,124,875
Machinery - 0.0%
Spirax Group PLC	7,767	608,126
Professional Services - 0.4%
Intertek Group PLC	16,694	1,019,852
RELX PLC	193,382	10,553,852
		11,573,704
Trading Companies & Distributors - 0.1%
Ashtead Group PLC	45,375	2,412,803
Bunzl PLC	34,353	1,079,526
		3,492,329
TOTAL INDUSTRIALS		36,965,847

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Halma PLC	39,555	1,452,824
Software - 0.1%
Sage Group PLC/The	104,100	1,716,834
TOTAL INFORMATION TECHNOLOGY		3,169,658

Materials - 0.1%
Chemicals - 0.0%
Croda International PLC	13,681	540,040
Metals & Mining - 0.1%
Anglogold Ashanti Plc (South Africa)	52,261	2,180,486
TOTAL MATERIALS		2,720,526

Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	74,143	585,451
Industrial REITs - 0.1%
Segro PLC	132,600	1,202,729
TOTAL REAL ESTATE		1,788,180

Utilities - 0.5%
Electric Utilities - 0.1%
SSE PLC	114,606	2,583,915
Multi-Utilities - 0.3%
Centrica PLC	525,622	1,121,845
National Grid PLC	508,682	7,342,369
		8,464,214
Water Utilities - 0.1%
Severn Trent PLC	28,184	1,047,947
United Utilities Group PLC	70,879	1,065,620
		2,113,567
TOTAL UTILITIES		13,161,696

TOTAL UNITED KINGDOM		213,019,234
UNITED STATES - 6.7%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	16,010	9,829,820
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	210,719	1,943,124
Consumer Staples - 1.0%
Food Products - 1.0%
JBS S/A	80,700	626,813
Nestle SA	272,348	28,988,009
		29,614,822
Energy - 1.0%
Energy Equipment & Services - 0.0%
Tenaris SA	42,598	710,319
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	1,675,972	7,738,621
Shell PLC	633,657	20,449,216
		28,187,837
TOTAL ENERGY		28,898,156

Financials - 0.2%
Insurance - 0.2%
Swiss Re AG	31,364	5,614,625
Health Care - 3.1%
Biotechnology - 0.3%
CSL Ltd	50,294	8,072,839
Legend Biotech Corp ADR (b)	7,823	273,414
		8,346,253
Health Care Equipment & Supplies - 0.2%
Alcon AG	51,944	5,013,460
Life Sciences Tools & Services - 0.0%
QIAGEN NV	22,585	965,977
Pharmaceuticals - 2.6%
GSK PLC	430,933	8,525,013
Haleon PLC	941,495	4,737,479
Novartis AG	204,888	23,368,974
Roche Holding AG	73,074	23,894,213
Roche Holding AG	3,284	1,144,337
Sanofi SA	118,155	12,925,191
		74,595,207
TOTAL HEALTH CARE		88,920,897

Industrials - 0.7%
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	23,707	1,182,943
Construction & Engineering - 0.0%
Ferrovial SE	49,368	2,398,130
Electrical Equipment - 0.5%
Schneider Electric SE	56,853	13,283,464
Machinery - 0.0%
CNH Industrial NV Class A (Italy)	111	1,259
Professional Services - 0.2%
Experian PLC	95,654	4,758,886
TOTAL INDUSTRIALS		21,624,682

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (b)	4,886	1,720,654
Monday.com Ltd (b)	3,862	1,085,183
		2,805,837
Materials - 0.2%
Construction Materials - 0.2%
Holcim AG	54,177	6,054,170
James Hardie Industries PLC depository receipt (b)	44,959	1,055,287
		7,109,457
TOTAL UNITED STATES		196,361,420
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	74,245	996,863
TOTAL COMMON STOCKS (Cost $2,459,561,194)		2,877,887,804

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	46,501	477,603
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	5,946	475,893
Dr Ing hc F Porsche AG (c)(d)	11,925	599,489
Porsche Automobil Holding SE	15,850	653,509
Volkswagen AG	21,399	2,328,433
		4,057,324
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	17,432	1,350,752
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	2,743	705,692
TOTAL GERMANY		6,113,768
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	2,407	253,161
Hyundai Motor Co Series 2	3,737	400,343
		653,504
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Amorepacific Corp	2,030	53,971
LG H&H Co Ltd	569	51,566
		105,537
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	86,875	2,861,922
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	714	53,512
TOTAL KOREA (SOUTH)		3,674,475
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(e)	352,900	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $13,657,305)		10,265,846

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (i) (Cost $1,699,422)	4.25	1,705,000	1,699,404

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.33	14,539,523	14,542,431
Fidelity Securities Lending Cash Central Fund (j)(k)	4.33	23,917,961	23,920,353
TOTAL MONEY MARKET FUNDS (Cost $38,462,784)			38,462,784

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $2,513,380,705)	2,928,315,838
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(7,503,930)
NET ASSETS - 100.0%	2,920,811,908

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	166	Jun 2025	20,706,010	862,424	862,424
ICE MSCI Emerging Markets Index Contracts (United States)	169	Jun 2025	9,379,500	357,978	357,978
TME S&P/TSX 60 Index Contracts (Canada)	12	Jun 2025	2,602,640	78,446	78,446

TOTAL FUTURES CONTRACTS					1,298,848
The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,566,719 or 2.5% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $74,985,911 or 2.6% of net assets.

(e)	Level 3 security
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security or a portion of the security is on loan at period end.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,554,880.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	53,106,591	280,446,734	319,010,894	943,506	-	-	14,542,431	14,539,523	0.0%
Fidelity Securities Lending Cash Central Fund	11,673,884	64,065,413	51,818,944	81,359	-	-	23,920,353	23,917,961	0.1%
Total	64,780,475	344,512,147	370,829,838	1,024,865	-	-	38,462,784

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	182,089,729	45,889,401	136,200,328	-
Consumer Discretionary	306,185,788	85,396,366	220,515,766	273,656
Consumer Staples	207,039,872	56,033,250	151,006,622	-
Energy	131,520,049	56,779,158	74,740,891	-
Financials	717,998,956	298,416,465	419,582,491	-
Health Care	247,776,175	47,138,247	200,637,928	-
Industrials	410,355,348	118,382,077	291,973,271	-
Information Technology	349,126,267	77,292,781	271,833,486	-
Materials	181,039,428	72,061,773	108,977,655	-
Real Estate	50,160,057	23,553,969	26,606,088	-
Utilities	94,596,135	33,554,229	61,041,906	-

Non-Convertible Preferred Stocks
Consumer Discretionary	4,710,828	475,893	4,234,935	-
Consumer Staples	1,456,289	1,350,752	105,537	-
Energy	-	-	-	-
Financials	477,603	477,603	-	-
Health Care	705,692	705,692	-	-
Information Technology	2,861,922	-	2,861,922	-
Materials	53,512	-	53,512	-

U.S. Treasury Obligations	1,699,404	-	1,699,404	-

Money Market Funds	38,462,784	38,462,784	-	-
Total Investments in Securities:	2,928,315,838	955,970,440	1,972,071,742	273,656
Derivative Instruments:

Assets
Futures Contracts	1,298,848	1,298,848	-	-
Total Assets	1,298,848	1,298,848	-	-
Total Derivative Instruments:	1,298,848	1,298,848	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,298,848	0
Total Equity Risk	1,298,848	0
Total Value of Derivatives	1,298,848	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,888,530) - See accompanying schedule:
Unaffiliated issuers (cost $2,474,917,921)	$2,889,853,054
Fidelity Central Funds (cost $38,462,784)	38,462,784

Total Investment in Securities (cost $2,513,380,705)		$2,928,315,838
Cash		314
Foreign currency held at value (cost $7,378,890)		7,380,765
Receivable for investments sold		108,084
Receivable for fund shares sold		2,918,103
Dividends receivable		8,966,422
Reclaims receivable		5,799,346
Distributions receivable from Fidelity Central Funds		60,591
Other receivables		36,658
Total assets		2,953,586,121
Liabilities
Payable for investments purchased on a delayed delivery basis	$87,708
Payable for fund shares redeemed	2,873,682
Payable for daily variation margin on futures contracts	24,357
Deferred taxes	5,868,354
Collateral on securities loaned	23,920,112
Total liabilities		32,774,213
Net Assets		$2,920,811,908
Net Assets consist of:
Paid in capital		$2,598,584,109
Total accumulated earnings (loss)		322,227,799
Net Assets		$2,920,811,908
Net Asset Value, offering price and redemption price per share ($2,920,811,908 ÷ 206,208,739 shares)		$14.16
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$41,770,407
Interest		50,896
Income from Fidelity Central Funds (including $81,359 from security lending)		1,024,865
Income before foreign taxes withheld		$42,846,168
Less foreign taxes withheld		(3,028,722)
Total income		39,817,446
Expenses
Independent trustees' fees and expenses	$3,470
Interest	6,172
Total expenses before reductions	9,642
Expense reductions	(756)
Total expenses after reductions		8,886
Net Investment income (loss)		39,808,560
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $105,999)	(26,824,882)
Foreign currency transactions	(381,012)
Futures contracts	1,174,013
Total net realized gain (loss)		(26,031,881)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $542,053)	160,585,043
Assets and liabilities in foreign currencies	731,972
Futures contracts	2,191,243
Total change in net unrealized appreciation (depreciation)		163,508,258
Net gain (loss)		137,476,377
Net increase (decrease) in net assets resulting from operations		$177,284,937
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,808,560	$65,449,211
Net realized gain (loss)	(26,031,881)	(21,380,553)
Change in net unrealized appreciation (depreciation)	163,508,258	366,929,507
Net increase (decrease) in net assets resulting from operations	177,284,937	410,998,165
Distributions to shareholders	(69,779,005)	(49,799,346)

Share transactions
Proceeds from sales of shares	664,566,290	956,579,332
Reinvestment of distributions	52,136,047	36,508,132
Cost of shares redeemed	(439,902,435)	(466,312,128)

Net increase (decrease) in net assets resulting from share transactions	276,799,902	526,775,336
Total increase (decrease) in net assets	384,305,834	887,974,155

Net Assets
Beginning of period	2,536,506,074	1,648,531,919
End of period	$2,920,811,908	$2,536,506,074

Other Information
Shares
Sold	49,411,285	72,976,603
Issued in reinvestment of distributions	3,911,190	2,968,142
Redeemed	(32,425,084)	(35,468,260)
Net increase (decrease)	20,897,391	40,476,485

Financial Highlights
Fidelity Flex® International Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.69	$11.38	$10.36	$14.06	$11.04	$11.59
Income from Investment Operations
Net investment income (loss) A,B	.20	.39	.37	.37	.35	.27
Net realized and unrealized gain (loss)	.63	2.26	.94	(3.76)	2.87	(.52)
Total from investment operations	.83	2.65	1.31	(3.39)	3.22	(.25)
Distributions from net investment income	(.36)	(.34)	(.29)	(.31)	(.20)	(.30)
Total distributions	(.36)	(.34)	(.29)	(.31)	(.20)	(.30)
Net asset value, end of period	$14.16	$13.69	$11.38	$10.36	$14.06	$11.04
Total Return C,D	6.22%	23.59%	12.72%	(24.60)%	29.31%	(2.24)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H	-% G	.01%	-% G	-% G	-% G
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	2.89% H	2.98%	3.09%	3.10%	2.56%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$2,920,812	$2,536,506	$1,648,532	$1,275,808	$1,272,152	$575,120
Portfolio turnover rate I	6 % H	4%	3%	4%	5%	4%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Flex International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$639,657,482
Gross unrealized depreciation	(252,213,685)
Net unrealized appreciation (depreciation)	$387,443,797
Tax cost	$2,542,170,889

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(8,658,452)
Long-term	(54,917,695)
Total capital loss carryforward	$(63,576,147)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex International Index Fund	361,576,254	83,255,311

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Flex International Index Fund	Borrower	4,043,167	4.58%	6,172

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income earned is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Flex International Index Fund	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $756.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9881634.108
ZEI-SANN-0625

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	June 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	June 20, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	June 20, 2025